================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                 FORM N-CSR/A

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7440

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

          CATHERINE L. NEWELL, ESQUIRE, VICE PRESIDENT AND SECRETARY
                   DIMENSIONAL EMERGING MARKETS VALUE FUND,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 512-306-7400

Date of fiscal year end: OCTOBER 31

Date of reporting period: OCTOBER 31, 2011

   Explanatory Note: This Form N-CSR/A for Dimensional Emerging Markets Value Fund (the "Registrant") is being filed solely to reflect a change in the footnotes to the performance information provided within the Performance Charts section of the annual report for the Registrant within Item 1 "Reports to Stockholders". The schedule of investments for the Registrant in response to
Item 6 of this Form N-CSR/A is contained in the Form N-CSR filed on January 9, 2012 (Accession Number 0001193125-12-006063) and is incorporated by reference into this Form N-CSR/A. This Form N-CSR/A also updates Item 11 "Controls and Procedures" and Item 12 "Exhibits." Other than the aforementioned amendments, no other information or disclosures contained in the Registrant's Form N-CSR filed on January 9, 2012 are being amended by this Form N-CSR/A.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                             [LOGO] DIMENSIONAL

ANNUAL REPORT

year ended: October 31, 2011

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO] DIMENSIONAL

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

November 2011

Dear Fellow Shareholder,

Our investment approach at Dimensional is based on a very solid story about risk and return. We keep a long-range focus built on that risk and return relationship. We don't think we can forecast where the markets are headed. The recent market volatility has reinforced our belief that Dimensional's approach is the right one.

We've been fortunate this year to see strong positive inflows overall from our clients even as the industry has generally experienced outflows. We're pleased by this because it shows that clients understand and share our long-term, disciplined philosophy. Working together in this way benefits us both. Clients can stay focused on investment goals, and Dimensional can continue managing assets to help meet those goals.

Our success over more than 30 years shows the ideas we built the firm on were indeed the right ones. We're optimistic about the future.

Sincerely,

/s/ David G. Booth

David G. Booth
Chairman and Co-Chief Executive Officer

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
   LETTER TO SHAREHOLDERS
   DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................   1
   DFA INVESTMENT DIMENSIONS GROUP INC.
      Performance Charts................................................   3
      Management's Discussion and Analysis..............................  13
      Disclosure of Fund Expenses.......................................  26
      Disclosure of Portfolio Holdings..................................  31
      Schedules of Investments/Summary Schedules of Portfolio Holdings
          Enhanced U.S. Large Company Portfolio.........................  34
          U.S. Large Cap Value Portfolio................................  38
          U.S. Targeted Value Portfolio.................................  39
          U.S. Small Cap Value Portfolio................................  42
          U.S. Core Equity 1 Portfolio..................................  45
          U.S. Core Equity 2 Portfolio..................................  48
          U.S. Vector Equity Portfolio..................................  51
          U.S. Small Cap Portfolio......................................  54
          U.S. Micro Cap Portfolio......................................  57
          DFA Real Estate Securities Portfolio..........................  60
          Large Cap International Portfolio.............................  62
          International Core Equity Portfolio...........................  66
          International Small Company Portfolio.........................  71
          Japanese Small Company Portfolio..............................  72
          Asia Pacific Small Company Portfolio..........................  72
          United Kingdom Small Company Portfolio........................  73
          Continental Small Company Portfolio...........................  73
          DFA International Real Estate Securities Portfolio............  74
          DFA Global Real Estate Securities Portfolio...................  77
          DFA International Small Cap Value Portfolio...................  78
          International Vector Equity Portfolio.........................  82
          World ex U.S. Value Portfolio.................................  86
          Emerging Markets Portfolio....................................  87
          Emerging Markets Small Cap Portfolio..........................  87
          Emerging Markets Value Portfolio..............................  88
          Emerging Markets Core Equity Portfolio........................  89
      Statements of Assets and Liabilities..............................  93
      Statements of Operations.......................................... 100
      Statements of Changes in Net Assets............................... 107
      Financial Highlights.............................................. 116
      Notes to Financial Statements..................................... 132
      Report of Independent Registered Public Accounting Firm........... 159

TABLE OF CONTENTS
CONTINUED

                                                                          PAGE
                                                                          ----
 DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
    Performance Chart.................................................... 160
    Management's Discussion and Analysis................................. 161
    Consolidated Disclosure of Fund Expenses............................. 162
    Consolidated Disclosure of Portfolio Holdings........................ 163
    Consolidated Schedule of Investments................................. 164
    Consolidated Statement of Assets and Liabilities..................... 170
    Consolidated Statement of Operations................................. 171
    Consolidated Statement of Changes in Net Assets...................... 172
    Consolidated Financial Highlights.................................... 173
    Consolidated Notes to Financial Statements........................... 174
    Report of Independent Registered Public Accounting Firm.............. 186
 DIMENSIONAL INVESTMENT GROUP INC.
    Performance Charts................................................... 187
    Management's Discussion and Analysis................................. 188
    Disclosure of Fund Expenses.......................................... 192
    Disclosure of Portfolio Holdings..................................... 194
    Schedule of Investments/Summary Schedule of Portfolio Holdings
        DFA International Value Portfolio................................ 195
        U.S. Large Company Portfolio..................................... 196
    Statements of Assets and Liabilities................................. 199
    Statements of Operations............................................. 200
    Statements of Changes in Net Assets.................................. 201
    Financial Highlights................................................. 202
    Notes to Financial Statements........................................ 204
    Report of Independent Registered Public Accounting Firm.............. 216
 THE DFA INVESTMENT TRUST COMPANY
    Performance Charts................................................... 217
    Management's Discussion and Analysis................................. 220
    Disclosure of Fund Expenses.......................................... 226
    Disclosure of Portfolio Holdings..................................... 228
    Schedules of Investments/Summary Schedules of Portfolio Holdings
        The U.S. Large Cap Value Series.................................. 230
        The DFA International Value Series............................... 233
        The Japanese Small Company Series................................ 237
        The Asia Pacific Small Company Series............................ 240
        The United Kingdom Small Company Series.......................... 243
        The Continental Small Company Series............................. 246
        The Canadian Small Company Series................................ 250
        The Emerging Markets Series...................................... 253
        The Emerging Markets Small Cap Series............................ 257
    Statements of Assets and Liabilities................................. 261
    Statements of Operations............................................. 263
    Statements of Changes in Net Assets.................................. 265
    Financial Highlights................................................. 268
    Notes to Financial Statements........................................ 273
    Report of Independent Registered Public Accounting Firm.............. 283

TABLE OF CONTENTS
CONTINUED

                                                            PAGE
                                                            ----
DIMENSIONAL EMERGING MARKETS VALUE FUND
   Performance Chart....................................... 284
   Management's Discussion and Analysis.................... 285
   Disclosure of Fund Expenses............................. 287
   Disclosure of Portfolio Holdings........................ 288
   Summary Schedule of Portfolio Holdings.................. 289
   Statement of Assets and Liabilities..................... 293
   Statement of Operations................................. 294
   Statements of Changes in Net Assets..................... 295
   Financial Highlights.................................... 296
   Notes to Financial Statements........................... 297
   Report of Independent Registered Public Accounting Firm. 305
FUND MANAGEMENT............................................ 306
VOTING PROXIES ON FUND PORTFOLIO SECURITIES................ 315
NOTICE TO SHAREHOLDERS..................................... 316

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

Investment Abbreviations

  ADR       American Depositary Receipt
  FHLMC     Federal Home Loan Mortgage Association
  FNMA      Federal National Mortgage Association
  GDR       Global Depositary Receipt
  P.L.C.    Public Limited Company
  REIT      Real Estate Investment Trust
  SPDR      Standard & Poor's Depository Receipts

Investment Footnotes

  +         See Note B to Financial Statements.
  ++        Securities have generally been fair valued. See Note B to
            Financial Statements.
  **        Calculated as a percentage of total net assets. Percentages shown parenthetically next to the
            category headings have been calculated as a percentage of
            total investments. "Other Securities"
            are those securities that are not among the top 50 holdings of the Fund or do not represent more
            than 1.0% of the net assets of the Fund. Some of the individual securities within this category may
            include Total or Partial Securities on Loan and/or Non-Income
            Producing Securities.
  *         Non-Income Producing Securities.
  #         Total or Partial Securities on Loan.
  ^         Denominated in local currency or the Euro, unless otherwise noted.
  @         Security purchased with cash proceeds from Securities on Loan.
  (r)       The adjustable rate shown is effective as of October 31, 2011.
  (y)       The rate shown is the effective yield.
  (g)       Face Amount denominated in British Pounds.
  (c)       Face Amount denominated in Canadian Dollars.
  (e)       Face Amount denominated in Euro.
  (u)       Face Amount denominated in United States Dollars.
  ^^        Security segregated as collateral for the Open Futures Contracts.
  @@        Security segregated as collateral for Swap Agreements.
  (S)       Affiliated Fund.

 DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
 CONTINUED

 FINANCIAL HIGHLIGHTS

   (A)    Computed using average shares outstanding.
   (B)    Annualized
   (C)    Non-Annualized
   (D) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
          Master Fund(s).
   (E) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

 ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS

   --     Amounts designated as -- are either zero or rounded to zero.
   RIC    Registered Investment Company
   SEC    Securities and Exchange Commission
   (a)    Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                          Enhanced U.S. Large
                                ROUNDED   Company Portfolio-   S&P 500
                               E500 - 76  Institutional Class   INDEX
10/31/2001                     ---------- ------------------- ---------
10/01                          10/31/2001      10,000.00      10,000.00
                               11/30/2001      10,747.89      10,767.06
                               12/31/2001      10,844.39      10,861.39
                                1/31/2002      10,687.58      10,702.88
                                2/28/2002      10,494.57      10,496.48
                                3/31/2002      10,824.08      10,891.24
                                4/30/2002      10,217.35      10,230.93
                                5/31/2002      10,156.68      10,155.55
                                6/30/2002       9,466.70       9,432.08
                                7/31/2002       8,783.54       8,696.90
                                8/31/2002       8,856.74       8,754.00
                                9/30/2002       7,902.35       7,802.62
                               10/31/2002       8,614.05       8,489.37
                               11/30/2002       9,092.61       8,989.05
2003                           12/31/2002       8,589.12       8,460.85
                                1/31/2003       8,366.99       8,239.18
                                2/28/2003       8,255.92       8,115.59
                                3/31/2003       8,330.47       8,194.39
                                4/30/2003       9,024.67       8,869.36
                                5/31/2003       9,520.53       9,336.69
                                6/30/2003       9,633.01       9,456.20
                                7/31/2003       9,757.31       9,622.91
                                8/31/2003       9,943.75       9,810.56
                                9/30/2003       9,880.99       9,706.37
                               10/31/2003      10,404.32      10,255.46
                               11/30/2003      10,491.54      10,345.71
2004                           12/31/2003      11,067.68      10,888.24
                                1/31/2004      11,267.55      11,088.09
                                2/29/2004      11,442.43      11,242.21
                                3/31/2004      11,281.00      11,072.57
                                4/30/2004      11,030.59      10,898.73
                                5/31/2004      11,168.32      11,048.26
                                6/30/2004      11,366.10      11,263.03
                                7/31/2004      11,001.88      10,890.23
                                8/31/2004      11,077.24      10,934.12
                                9/30/2004      11,187.68      11,052.53
                               10/31/2004      11,364.06      11,221.41
                               11/30/2004      11,779.82      11,675.43
2005                           12/31/2004      12,178.76      12,072.75
                                1/31/2005      11,860.28      11,778.48
                                2/28/2005      12,089.59      12,026.29
                                3/31/2005      11,847.54      11,813.31
                                4/30/2005      11,643.71      11,589.21
                                5/31/2005      12,013.15      11,957.98
                                6/30/2005      12,025.81      11,974.96
                                7/31/2005      12,421.56      12,420.43
                                8/31/2005      12,332.20      12,307.15
                                9/30/2005      12,408.56      12,406.84
                               10/31/2005      12,151.65      12,200.02
                               11/30/2005      12,614.09      12,661.42
2006                           12/31/2005      12,614.97      12,665.86
                                1/31/2006      12,953.81      13,001.25
                                2/28/2006      12,953.81      13,036.48
                                3/31/2006      13,115.98      13,198.78
                                4/30/2006      13,272.91      13,376.04
                                5/31/2006      12,880.60      12,991.08
                                6/30/2006      12,893.68      13,008.75
                                7/31/2006      12,972.14      13,089.01
                                8/31/2006      13,272.91      13,400.44
                                9/30/2006      13,612.90      13,745.77
                               10/31/2006      14,044.43      14,193.75
                               11/30/2006      14,319.05      14,463.71
2007                           12/31/2006      14,510.63      14,666.60
                                1/31/2007      14,716.55      14,888.41
                                2/28/2007      14,428.26      14,597.21
                                3/31/2007      14,593.00      14,760.48
                                4/30/2007      15,224.49      15,414.30
                                5/31/2007      15,746.16      15,952.18
                                6/30/2007      15,471.60      15,687.17
                                7/31/2007      15,004.84      15,200.79
                                8/31/2007      15,210.76      15,428.65
                                9/30/2007      15,776.49      16,005.68
                               10/31/2007      16,029.59      16,260.33
                               11/30/2007      15,354.66      15,580.49
2008                           12/31/2007      15,245.82      15,472.36
                                1/31/2008      14,290.07      14,544.02
                                2/29/2008      13,827.61      14,071.48
                                3/31/2008      13,765.94      14,010.69
                                4/30/2008      14,413.39      14,693.01
                                5/31/2008      14,613.79      14,884.02
                                6/30/2008      13,372.39      13,629.30
                                7/31/2008      13,263.29      13,514.68
                                8/31/2008      13,465.91      13,710.10
                                9/30/2008      12,226.06      12,488.39
                               10/31/2008      10,141.36      10,390.97
                               11/30/2008       9,451.69       9,645.41
2009                           12/31/2008       9,562.64       9,748.04
                                1/31/2009       8,761.40       8,926.41
                                2/28/2009       7,803.39       7,975.93
                                3/31/2009       8,513.91       8,674.58
                                4/30/2009       9,353.06       9,504.83
                                5/31/2009       9,912.50      10,036.43
                                6/30/2009       9,947.46      10,056.30
                                7/31/2009      10,734.17      10,816.94
                                8/31/2009      11,153.74      11,207.43
                                9/30/2009      11,592.11      11,625.69
                               10/31/2009      11,381.34      11,409.72
                               11/30/2009      12,101.46      12,094.07
2010                           12/31/2009      12,309.57      12,327.73
                                1/31/2010      11,886.32      11,884.30
                                2/28/2010      12,274.30      12,252.44
                                3/31/2010      12,997.35      12,991.80
                                4/30/2010      13,208.98      13,196.90
                                5/31/2010      12,168.49      12,143.13
                                6/30/2010      11,543.02      11,507.46
                                7/31/2010      12,357.41      12,313.71
                                8/31/2010      11,808.58      11,757.82
                                9/30/2010      12,864.84      12,807.13
                               10/31/2010      13,361.69      13,294.43
                               11/30/2010      13,343.94      13,296.13
2011                           12/31/2010      14,237.00      14,184.73
                                1/31/2011      14,592.48      14,520.92
                                2/28/2011      15,072.38      15,018.39
                                3/31/2011      15,072.38      15,024.36
                                4/30/2011      15,552.28      15,469.30
                                5/31/2011      15,410.08      15,294.21
                                6/30/2011      15,143.47      15,039.27
                                7/31/2011      14,859.09      14,733.46
                                8/31/2011      14,041.48      13,933.12
                                9/30/2011      13,046.14      12,953.65
10/11                          10/31/2011      14,485.83      14,369.39

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       8.41% 0.62% 3.78%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Large Cap
                                   ROUNDED    Value Portfolio-   RUSSELL 1000
                                  LBKF - 35  Institutional Class VALUE INDEX
                                  ---------- ------------------- ------------
   10/01                          10/31/2001      10,000.00       10,000.00
                                  11/30/2001      10,941.33       10,581.00
                                  12/31/2001      11,196.96       10,830.71
                                   1/31/2002      11,313.21       10,747.32
                                   2/28/2002      11,458.53       10,764.51
                                   3/31/2002      11,935.16       11,273.67
                                   4/30/2002      11,826.00       10,886.99
                                   5/31/2002      11,898.78       10,941.42
                                   6/30/2002      11,174.87       10,313.38
                                   7/31/2002       9,934.03        9,354.24
                                   8/31/2002      10,094.61        9,424.39
                                   9/30/2002       8,970.72        8,376.40
                                  10/31/2002       9,322.23        8,997.09
                                  11/30/2002       9,981.30        9,563.91
   2003                           12/31/2002       9,526.91        9,148.84
                                   1/31/2003       9,306.03        8,927.43
                                   2/28/2003       9,033.63        8,689.07
                                   3/31/2003       8,991.25        8,703.84
                                   4/30/2003       9,818.03        9,469.78
                                   5/31/2003      10,475.02       10,081.53
                                   6/30/2003      10,587.70       10,207.55
                                   7/31/2003      10,854.25       10,359.64
                                   8/31/2003      11,239.26       10,521.25
                                   9/30/2003      10,992.35       10,418.14
                                  10/31/2003      11,727.65       11,055.73
                                  11/30/2003      11,987.60       11,206.09
   2004                           12/31/2003      12,806.42       11,896.39
                                   1/31/2004      13,022.84       12,105.76
                                   2/29/2004      13,358.67       12,364.83
                                   3/31/2004      13,304.88       12,256.02
                                   4/30/2004      13,080.64       11,956.97
                                   5/31/2004      13,155.39       12,078.93
                                   6/30/2004      13,548.13       12,363.99
                                   7/31/2004      13,105.77       12,189.66
                                   8/31/2004      13,105.77       12,362.75
                                   9/30/2004      13,509.81       12,554.38
                                  10/31/2004      13,667.69       12,762.78
                                  11/30/2004      14,562.33       13,408.58
   2005                           12/31/2004      15,142.95       13,857.76
                                   1/31/2005      14,765.32       13,611.10
                                   2/28/2005      15,210.92       14,061.62
                                   3/31/2005      15,171.11       13,868.98
                                   4/30/2005      14,649.27       13,620.72
                                   5/31/2005      15,276.99       13,948.73
                                   6/30/2005      15,587.68       14,101.26
                                   7/31/2005      16,361.00       14,509.24
                                   8/31/2005      16,224.54       14,446.19
                                   9/30/2005      16,475.04       14,649.02
                                  10/31/2005      16,034.09       14,276.97
                                  11/30/2005      16,672.71       14,743.83
   2006                           12/31/2005      16,693.71       14,831.90
                                   1/31/2006      17,484.26       15,407.84
                                   2/28/2006      17,422.86       15,501.93
                                   3/31/2006      17,729.13       15,711.91
                                   4/30/2006      18,228.87       16,111.25
                                   5/31/2006      17,890.58       15,704.27
                                   6/30/2006      18,045.83       15,804.62
                                   7/31/2006      17,783.40       16,188.89
                                   8/31/2006      18,068.99       16,459.82
                                   9/30/2006      18,568.54       16,787.77
                                  10/31/2006      19,304.16       17,337.39
                                  11/30/2006      19,668.10       17,733.15
   2007                           12/31/2006      20,063.25       18,131.24
                                   1/31/2007      20,643.29       18,363.12
                                   2/28/2007      20,333.41       18,076.84
                                   3/31/2007      20,466.63       18,356.32
                                   4/30/2007      21,334.33       19,034.63
                                   5/31/2007      22,210.00       19,721.20
                                   6/30/2007      21,849.16       19,260.39
                                   7/31/2007      20,492.07       18,369.72
                                   8/31/2007      20,100.91       18,575.56
                                   9/30/2007      20,620.41       19,213.59
                                  10/31/2007      20,732.52       19,215.71
                                  11/30/2007      19,571.37       18,276.56
   2008                           12/31/2007      19,508.52       18,099.83
                                   1/31/2008      18,760.14       17,374.87
                                   2/29/2008      18,179.92       16,646.90
                                   3/31/2008      18,010.07       16,522.05
                                   4/30/2008      19,139.92       17,327.43
                                   5/31/2008      19,595.23       17,299.93
                                   6/30/2008      17,447.77       15,643.96
                                   7/31/2008      17,253.06       15,587.48
                                   8/31/2008      17,591.69       15,852.47
                                   9/30/2008      16,009.28       14,687.77
                                  10/31/2008      12,402.52       12,145.13
                                  11/30/2008      11,186.08       11,274.22
   2009                           12/31/2008      11,549.08       11,430.71
                                   1/31/2009      10,179.73       10,116.29
                                   2/28/2009       8,750.09        8,764.65
                                   3/31/2009       9,610.41        9,514.06
                                   4/30/2009      11,165.55       10,533.88
                                   5/31/2009      12,021.75       11,185.26
                                   6/30/2009      11,876.22       11,102.66
                                   7/31/2009      12,995.62       12,011.43
                                   8/31/2009      13,878.91       12,639.69
                                   9/30/2009      14,483.20       13,128.03
                                  10/31/2009      13,860.74       12,726.25
                                  11/30/2009      14,641.01       13,443.54
   2010                           12/31/2009      15,035.68       13,681.45
                                   1/31/2010      14,683.14       13,296.67
                                   2/28/2010      15,317.71       13,716.38
                                   3/31/2010      16,512.42       14,609.32
                                   4/30/2010      17,033.67       14,987.35
                                   5/31/2010      15,575.92       13,755.45
                                   6/30/2010      14,398.05       12,981.10
                                   7/31/2010      15,524.00       13,859.89
                                   8/31/2010      14,575.36       13,266.83
                                   9/30/2010      16,003.61       14,296.12
                                  10/31/2010      16,593.03       14,725.09
                                  11/30/2010      16,468.00       14,647.16
   2011                           12/31/2010      18,068.89       15,802.89
                                   1/31/2011      18,652.62       16,160.37
                                   2/28/2011      19,658.44       16,756.44
                                   3/31/2011      19,747.84       16,822.99
                                   4/30/2011      20,243.11       17,270.96
                                   5/31/2011      19,954.95       17,088.49
                                   6/30/2011      19,592.07       16,738.11
                                   7/31/2011      18,697.42       16,182.92
                                   8/31/2011      17,115.95       15,173.01
                                   9/30/2011      15,386.62       14,026.33
   10/11                          10/31/2011      17,510.79       15,632.24

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       5.53% -1.93% 5.76%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. TARGETED VALUE PORTFOLIO CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

                                  ROUNDED   U.S. Targeted Value  RUSSELL 2000
                                 410F - 402 Portfolio - Class R1 VALUE INDEX
  1/31/2008                      ---------- -------------------- ------------
  01/08                           1/31/2008      10,000.00        10,000.00
                                  2/29/2008       9,750.00         9,602.57
                                  3/31/2008       9,820.73         9,747.57
                                  4/30/2008      10,151.76        10,055.99
                                  5/31/2008      10,613.21        10,399.80
                                  6/30/2008       9,538.43         9,401.93
                                  7/31/2008       9,789.97         9,883.91
                                  8/31/2008      10,232.68        10,353.40
                                  9/30/2008       9,575.01         9,868.08
                                 10/31/2008       7,504.46         7,896.67
                                 11/30/2008       6,524.74         6,982.16
  2009                           12/31/2008       6,945.84         7,411.68
                                  1/31/2009       5,998.68         6,352.93
                                  2/28/2009       5,204.29         5,470.50
                                  3/31/2009       5,777.12         5,956.20
                                  4/30/2009       6,901.87         6,901.30
                                  5/31/2009       7,137.05         7,050.52
                                  6/30/2009       7,107.37         7,028.30
                                  7/31/2009       7,958.61         7,841.06
                                  8/31/2009       8,379.10         8,212.18
                                  9/30/2009       8,844.37         8,624.05
                                 10/31/2009       8,206.76         8,051.36
                                 11/30/2009       8,484.43         8,307.57
  2010                           12/31/2009       9,149.55         8,936.79
                                  1/31/2010       8,943.01         8,674.85
                                  2/28/2010       9,449.03         9,077.10
                                  3/31/2010      10,228.79         9,832.10
                                  4/30/2010      10,972.71        10,520.04
                                  5/31/2010       9,980.82         9,631.12
                                  6/30/2010       9,031.07         8,790.37
                                  7/31/2010       9,734.52         9,417.84
                                  8/31/2010       8,948.31         8,709.68
                                  9/30/2010      10,043.55         9,644.83
                                 10/31/2010      10,417.07        10,018.50
                                 11/30/2010      10,839.57        10,273.12
  2011                           12/31/2010      11,804.96        11,126.66
                                  1/31/2011      11,883.04        11,132.73
                                  2/28/2011      12,550.31        11,698.01
                                  3/31/2011      12,791.66        11,860.57
                                  4/30/2011      12,997.52        12,053.28
                                  5/31/2011      12,678.09        11,837.36
                                  6/30/2011      12,397.48        11,546.29
                                  7/31/2011      11,964.10        11,164.48
                                  8/31/2011      10,763.43        10,178.35
                                  9/30/2011       9,424.71         9,066.77
  10/11                          10/31/2011      10,905.33        10,373.32

                        AVERAGE ANNUAL  ONE     FROM
                        TOTAL RETURN    YEAR  1/31/2008
                        --------------  ----  ---------
                                        4.69%   2.34%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

U.S. TARGETED VALUE PORTFOLIO CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

                                  ROUNDED   U.S. Targeted Value  RUSSELL 2000
                                 410F - 403 Portfolio - Class R2 VALUE INDEX
  6/30/2008                      ---------- -------------------- ------------
  06/08                           6/30/2008      10,000.00        10,000.00
                                  7/31/2008      10,260.00        10,512.63
                                  8/31/2008      10,720.00        11,011.98
                                  9/30/2008      10,038.28        10,495.79
                                 10/31/2008       7,859.97         8,398.98
                                 11/30/2008       6,836.07         7,426.30
                                 12/31/2008       7,273.61         7,883.14
                                  1/31/2009       6,272.10         6,757.04
                                  2/28/2009       5,442.56         5,818.48
                                  3/31/2009       6,038.30         6,335.08
                                  4/30/2009       7,215.51         7,340.30
                                  5/31/2009       7,459.08         7,499.01
                                  6/30/2009       7,435.89         7,475.37
                                  7/31/2009       8,320.88         8,339.84
                                  8/31/2009       8,768.45         8,734.56
                                  9/30/2009       9,248.19         9,172.64
                                 10/31/2009       8,585.42         8,563.51
                                 11/30/2009       8,870.93         8,836.02
  2010                           12/31/2009       9,567.97         9,505.27
                                  1/31/2010       9,342.85         9,226.67
                                  2/28/2010       9,864.74         9,654.50
                                  3/31/2010      10,685.47        10,457.53
                                  4/30/2010      11,453.10        11,189.23
                                  5/31/2010      10,419.36        10,243.76
                                  6/30/2010       9,433.57         9,349.53
                                  7/31/2010      10,160.80        10,016.92
                                  8/31/2010       9,341.38         9,263.71
                                  9/30/2010      10,483.99        10,258.34
                                 10/31/2010      10,874.19        10,655.79
                                 11/30/2010      11,306.03        10,926.61
  2011                           12/31/2010      12,307.64        11,834.44
                                  1/31/2011      12,396.45        11,840.89
                                  2/28/2011      13,084.73        12,442.13
                                  3/31/2011      13,336.36        12,615.03
                                  4/30/2011      13,543.58        12,820.00
                                  5/31/2011      13,210.54        12,590.35
                                  6/30/2011      12,925.77        12,280.76
                                  7/31/2011      12,466.25        11,874.67
                                  8/31/2011      11,213.70        10,825.80
                                  9/30/2011       9,819.78         9,643.52
  10/11                          10/31/2011      11,363.63        11,033.18

                        AVERAGE ANNUAL  ONE     FROM
                        TOTAL RETURN    YEAR  6/30/2008
                        --------------  ----  ---------
                                        4.50%   3.91%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. TARGETED VALUE PORTFOLIO INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Targeted
                                                Value Portfo
                                   ROUNDED   lio -Institutional RUSSELL 2000
                                  410F - 96        Class        VALUE INDEX
   10/31/2001                     ---------- ------------------ ------------
   10/01                          10/31/2001     10,000.00       10,000.00
                                  11/30/2001     10,922.05       10,719.00
                                  12/31/2001     11,644.34       11,375.00
                                   1/31/2002     11,805.57       11,526.29
                                   2/28/2002     12,065.32       11,596.60
                                   3/31/2002     13,104.36       12,465.19
                                   4/30/2002     13,471.60       12,903.96
                                   5/31/2002     13,041.66       12,476.84
                                   6/30/2002     12,557.97       12,201.10
                                   7/31/2002     10,712.79       10,388.02
                                   8/31/2002     10,712.79       10,342.31
                                   9/30/2002      9,763.33        9,603.87
                                  10/31/2002     10,014.13        9,747.93
                                  11/30/2002     11,115.86       10,525.81
   2003                           12/31/2002     10,519.26       10,076.36
                                   1/31/2003     10,031.41        9,792.21
                                   2/28/2003      9,604.54        9,463.19
                                   3/31/2003      9,574.05        9,564.44
                                   4/30/2003     10,712.37       10,473.07
                                   5/31/2003     11,931.99       11,542.37
                                   6/30/2003     12,125.10       11,737.43
                                   7/31/2003     12,826.39       12,323.13
                                   8/31/2003     13,659.80       12,791.41
                                   9/30/2003     13,476.85       12,644.31
                                  10/31/2003     14,777.79       13,674.82
                                  11/30/2003     15,387.60       14,199.93
   2004                           12/31/2003     16,206.74       14,713.97
                                   1/31/2004     16,950.70       15,223.07
                                   2/29/2004     17,213.94       15,518.40
                                   3/31/2004     17,362.73       15,732.56
                                   4/30/2004     16,779.01       14,919.18
                                   5/31/2004     17,030.81       15,099.70
                                   6/30/2004     17,998.54       15,866.77
                                   7/31/2004     17,127.83       15,136.90
                                   8/31/2004     17,013.26       15,285.24
                                   9/30/2004     17,785.91       15,890.54
                                  10/31/2004     17,946.46       16,136.84
                                  11/30/2004     19,597.76       17,568.18
   2005                           12/31/2004     20,206.65       17,988.06
                                   1/31/2005     19,563.37       17,291.92
                                   2/28/2005     20,105.75       17,636.03
                                   3/31/2005     19,916.54       17,272.72
                                   4/30/2005     18,566.91       16,381.45
                                   5/31/2005     19,803.02       17,380.58
                                   6/30/2005     20,580.88       18,149.16
                                   7/31/2005     21,842.74       19,181.86
                                   8/31/2005     21,502.04       18,741.47
                                   9/30/2005     21,577.35       18,710.48
                                  10/31/2005     21,006.52       18,240.54
                                  11/30/2005     21,983.27       18,980.48
   2006                           12/31/2005     22,075.88       18,834.75
                                   1/31/2006     23,848.09       20,392.26
                                   2/28/2006     23,596.92       20,390.87
                                   3/31/2006     24,574.44       21,378.52
                                   4/30/2006     24,895.58       21,435.69
                                   5/31/2006     24,029.89       20,548.04
                                   6/30/2006     24,165.65       20,800.47
                                   7/31/2006     23,423.17       20,512.00
                                   8/31/2006     23,955.51       21,125.09
                                   9/30/2006     24,199.32       21,331.32
                                  10/31/2006     25,393.83       22,417.00
                                  11/30/2006     26,265.12       23,056.21
   2007                           12/31/2006     26,424.91       23,257.08
                                   1/31/2007     26,976.39       23,605.46
                                   2/28/2007     26,838.52       23,315.56
                                   3/31/2007     27,044.16       23,596.94
                                   4/30/2007     27,596.09       23,841.80
                                   5/31/2007     28,791.92       24,715.98
                                   6/30/2007     28,411.53       24,139.89
                                   7/31/2007     26,352.50       22,085.27
                                   8/31/2007     26,275.67       22,527.77
                                   9/30/2007     26,354.85       22,629.49
                                  10/31/2007     26,416.61       22,875.94
                                  11/30/2007     24,533.02       21,162.09
   2008                           12/31/2007     24,260.34       20,983.18
                                   1/31/2008     23,100.55       20,122.10
                                   2/29/2008     22,512.71       19,322.39
                                   3/31/2008     22,704.54       19,614.16
                                   4/30/2008     23,452.87       20,234.77
                                   5/31/2008     24,535.56       20,926.58
                                   6/30/2008     22,053.93       18,918.67
                                   7/31/2008     22,628.41       19,888.50
                                   8/31/2008     23,649.72       20,833.21
                                   9/30/2008     22,153.05       19,856.65
                                  10/31/2008     17,351.09       15,889.75
                                  11/30/2008     15,094.16       14,049.57
   2009                           12/31/2008     16,064.79       14,913.85
                                   1/31/2009     13,857.29       12,783.42
                                   2/28/2009     12,036.51       11,007.80
                                   3/31/2009     13,349.43       11,985.13
                                   4/30/2009     15,951.44       13,886.86
                                   5/31/2009     16,500.93       14,187.14
                                   6/30/2009     16,444.05       14,142.41
                                   7/31/2009     18,404.38       15,777.86
                                   8/31/2009     19,392.64       16,524.63
                                   9/30/2009     20,471.20       17,353.41
                                  10/31/2009     18,993.89       16,201.02
                                  11/30/2009     19,627.02       16,716.58
   2010                           12/31/2009     21,185.39       17,982.70
                                   1/31/2010     20,696.87       17,455.63
                                   2/28/2010     21,853.03       18,265.03
                                   3/31/2010     23,672.16       19,784.25
                                   4/30/2010     25,382.81       21,168.53
                                   5/31/2010     23,101.94       19,379.83
                                   6/30/2010     20,907.00       17,688.07
                                   7/31/2010     22,537.81       18,950.68
                                   8/31/2010     20,711.30       17,525.71
                                   9/30/2010     23,258.52       19,407.42
                                  10/31/2010     24,124.79       20,159.33
                                  11/30/2010     25,089.12       20,671.68
   2011                           12/31/2010     27,331.97       22,389.18
                                   1/31/2011     27,512.76       22,401.39
                                   2/28/2011     29,074.12       23,538.86
                                   3/31/2011     29,632.92       23,865.96
                                   4/30/2011     30,093.11       24,253.74
                                   5/31/2011     29,353.52       23,819.27
                                   6/30/2011     28,722.84       23,233.57
                                   7/31/2011     27,718.77       22,465.29
                                   8/31/2011     24,937.02       20,480.98
                                   9/30/2011     21,841.47       18,244.25
   10/11                          10/31/2011     25,272.76       20,873.30

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       4.76% -0.10% 9.71%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Small Cap
                                   ROUNDED    Value Portfolio-   RUSSELL 2000
                                  SBKF - 34  Institutional Class VALUE INDEX
   10/31/2001                     ---------- ------------------- ------------
   10/01                          10/31/2001      10,000.00       10,000.00
                                  11/30/2001      10,781.41       10,719.00
                                  12/31/2001      11,538.60       11,375.00
                                   1/31/2002      11,716.50       11,526.29
                                   2/28/2002      11,698.09       11,596.60
                                   3/31/2002      12,851.34       12,465.19
                                   4/30/2002      13,434.10       12,903.96
                                   5/31/2002      13,010.83       12,476.84
                                   6/30/2002      12,740.92       12,201.10
                                   7/31/2002      10,753.41       10,388.02
                                   8/31/2002      10,618.46       10,342.31
                                   9/30/2002       9,845.54        9,603.87
                                  10/31/2002      10,005.03        9,747.93
                                  11/30/2002      10,857.69       10,525.81
   2003                           12/31/2002      10,469.19       10,076.36
                                   1/31/2003      10,108.19        9,792.21
                                   2/28/2003       9,692.69        9,463.19
                                   3/31/2003       9,672.26        9,564.44
                                   4/30/2003      10,693.97       10,473.07
                                   5/31/2003      11,947.28       11,542.37
                                   6/30/2003      12,383.21       11,737.43
                                   7/31/2003      13,255.08       12,323.13
                                   8/31/2003      13,936.22       12,791.41
                                   9/30/2003      13,827.24       12,644.31
                                  10/31/2003      15,209.96       13,674.82
                                  11/30/2003      15,843.43       14,199.93
   2004                           12/31/2003      16,688.26       14,713.97
                                   1/31/2004      17,504.09       15,223.07
                                   2/29/2004      17,751.76       15,518.40
                                   3/31/2004      17,919.30       15,732.56
                                   4/30/2004      17,351.12       14,919.18
                                   5/31/2004      17,416.68       15,099.70
                                   6/30/2004      18,582.47       15,866.77
                                   7/31/2004      17,591.41       15,136.90
                                   8/31/2004      17,329.07       15,285.24
                                   9/30/2004      18,183.18       15,890.54
                                  10/31/2004      18,358.09       16,136.84
                                  11/30/2004      20,194.62       17,568.18
   2005                           12/31/2004      20,925.47       17,988.06
                                   1/31/2005      20,178.13       17,291.92
                                   2/28/2005      20,723.07       17,636.03
                                   3/31/2005      20,318.71       17,272.72
                                   4/30/2005      18,839.57       16,381.45
                                   5/31/2005      20,092.95       17,380.58
                                   6/30/2005      20,931.41       18,149.16
                                   7/31/2005      22,420.39       19,181.86
                                   8/31/2005      22,046.20       18,741.47
                                   9/30/2005      22,221.68       18,710.48
                                  10/31/2005      21,572.47       18,240.54
                                  11/30/2005      22,479.80       18,980.48
   2006                           12/31/2005      22,555.25       18,834.75
                                   1/31/2006      24,545.42       20,392.26
                                   2/28/2006      24,460.37       20,390.87
                                   3/31/2006      25,951.07       21,378.52
                                   4/30/2006      26,206.58       21,435.69
                                   5/31/2006      25,056.80       20,548.04
                                   6/30/2006      25,068.95       20,800.47
                                   7/31/2006      24,130.04       20,512.00
                                   8/31/2006      24,599.49       21,125.09
                                   9/30/2006      24,892.86       21,331.32
                                  10/31/2006      26,245.36       22,417.00
                                  11/30/2006      27,041.45       23,056.21
   2007                           12/31/2006      27,415.89       23,257.08
                                   1/31/2007      28,019.15       23,605.46
                                   2/28/2007      27,954.18       23,315.56
                                   3/31/2007      28,258.01       23,596.94
                                   4/30/2007      28,768.75       23,841.80
                                   5/31/2007      29,818.10       24,715.98
                                   6/30/2007      29,357.03       24,139.89
                                   7/31/2007      27,113.12       22,085.27
                                   8/31/2007      26,908.28       22,527.77
                                   9/30/2007      26,834.13       22,629.49
                                  10/31/2007      27,133.32       22,875.94
                                  11/30/2007      24,767.81       21,162.09
   2008                           12/31/2007      24,469.88       20,983.18
                                   1/31/2008      23,505.05       20,122.10
                                   2/29/2008      22,837.87       19,322.39
                                   3/31/2008      23,030.84       19,614.16
                                   4/30/2008      23,412.11       20,234.77
                                   5/31/2008      24,380.75       20,926.58
                                   6/30/2008      21,917.37       18,918.67
                                   7/31/2008      22,371.40       19,888.50
                                   8/31/2008      23,300.11       20,833.21
                                   9/30/2008      21,694.16       19,856.65
                                  10/31/2008      16,891.64       15,889.75
                                  11/30/2008      14,697.38       14,049.57
   2009                           12/31/2008      15,468.52       14,913.85
                                   1/31/2009      13,260.22       12,783.42
                                   2/28/2009      11,575.22       11,007.80
                                   3/31/2009      12,778.80       11,985.13
                                   4/30/2009      15,290.60       13,886.86
                                   5/31/2009      15,782.49       14,187.14
                                   6/30/2009      15,838.32       14,142.41
                                   7/31/2009      17,967.58       15,777.86
                                   8/31/2009      18,890.61       16,524.63
                                   9/30/2009      20,087.10       17,353.41
                                  10/31/2009      18,575.05       16,201.02
                                  11/30/2009      19,152.57       16,716.58
   2010                           12/31/2009      20,669.28       17,982.70
                                   1/31/2010      20,016.45       17,455.63
                                   2/28/2010      21,248.40       18,265.03
                                   3/31/2010      23,131.21       19,784.25
                                   4/30/2010      25,006.14       21,168.53
                                   5/31/2010      22,530.81       19,379.83
                                   6/30/2010      20,245.07       17,688.07
                                   7/31/2010      22,004.14       18,950.68
                                   8/31/2010      20,160.81       17,525.71
                                   9/30/2010      22,768.52       19,407.42
                                  10/31/2010      23,717.65       20,159.33
                                  11/30/2010      24,782.78       20,671.68
   2011                           12/31/2010      27,056.63       22,389.18
                                   1/31/2011      27,141.28       22,401.39
                                   2/28/2011      28,844.89       23,538.86
                                   3/31/2011      29,437.45       23,865.96
                                   4/30/2011      29,807.80       24,253.74
                                   5/31/2011      28,876.63       23,819.27
                                   6/30/2011      28,354.36       23,233.57
                                   7/31/2011      27,538.79       22,465.29
                                   8/31/2011      24,626.03       20,480.98
                                   9/30/2011      21,528.84       18,244.25
   10/11                          10/31/2011      24,934.83       20,873.30

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       5.13% -1.02% 9.57%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Core Equity
                                    ROUNDED      1 Portfolio-      RUSSELL
                                   COR1 - 303 Institutional Class 3000 INDEX
    9/15/2005                      ---------- ------------------- ----------
    09/05                           9/15/2005      10,000.00      10,000.00
                                    9/30/2005      10,040.00      10,026.07
                                   10/31/2005       9,820.00       9,838.29
                                   11/30/2005      10,220.00      10,221.00
                                   12/31/2005      10,223.79      10,229.42
                                    1/31/2006      10,635.96      10,571.16
                                    2/28/2006      10,656.06      10,589.96
                                    3/31/2006      10,892.74      10,773.03
                                    4/30/2006      11,023.61      10,889.90
                                    5/31/2006      10,641.06      10,541.27
                                    6/30/2006      10,643.53      10,559.89
                                    7/31/2006      10,532.45      10,550.00
                                    8/31/2006      10,784.91      10,808.11
                                    9/30/2006      11,008.94      11,050.04
                                   10/31/2006      11,414.05      11,447.81
                                   11/30/2006      11,686.05      11,696.88
    2007                           12/31/2006      11,828.32      11,836.98
                                    1/31/2007      12,052.84      12,062.28
                                    2/28/2007      11,920.17      11,864.41
                                    3/31/2007      12,038.99      11,987.90
                                    4/30/2007      12,489.05      12,466.78
                                    5/31/2007      12,969.79      12,921.10
                                    6/30/2007      12,760.03      12,679.16
                                    7/31/2007      12,226.22      12,246.76
                                    8/31/2007      12,349.41      12,422.56
                                    9/30/2007      12,703.61      12,875.45
                                   10/31/2007      12,899.37      13,111.64
                                   11/30/2007      12,232.77      12,521.37
    2008                           12/31/2007      12,158.56      12,445.60
                                    1/31/2008      11,464.67      11,691.25
                                    2/29/2008      11,122.90      11,328.12
                                    3/31/2008      11,043.49      11,261.29
                                    4/30/2008      11,594.10      11,824.45
                                    5/31/2008      11,895.38      12,066.69
                                    6/30/2008      10,876.71      11,070.94
                                    7/31/2008      10,876.71      10,982.64
                                    8/31/2008      11,116.56      11,152.87
                                    9/30/2008      10,086.11      10,104.24
                                   10/31/2008       8,213.69       8,312.15
                                   11/30/2008       7,519.57       7,656.00
    2009                           12/31/2008       7,717.62       7,802.46
                                    1/31/2009       7,019.86       7,147.67
                                    2/28/2009       6,269.24       6,398.92
                                    3/31/2009       6,845.38       6,959.42
                                    4/30/2009       7,674.48       7,691.79
                                    5/31/2009       8,035.88       8,102.26
                                    6/30/2009       8,072.08       8,129.80
                                    7/31/2009       8,755.43       8,762.60
                                    8/31/2009       9,075.75       9,075.70
                                    9/30/2009       9,505.93       9,455.93
                                   10/31/2009       9,169.77       9,212.73
                                   11/30/2009       9,631.48       9,736.23
    2010                           12/31/2009      10,020.22      10,013.69
                                    1/31/2010       9,696.98       9,652.72
                                    2/28/2010      10,074.09       9,979.96
                                    3/31/2010      10,743.74      10,608.97
                                    4/30/2010      11,078.47      10,837.92
                                    5/31/2010      10,203.85       9,981.75
                                    6/30/2010       9,546.47       9,407.92
                                    7/31/2010      10,229.14      10,061.04
                                    8/31/2010       9,676.50       9,587.44
                                    9/30/2010      10,663.53      10,492.66
                                   10/31/2010      11,077.01      10,902.68
                                   11/30/2010      11,218.46      10,965.62
    2011                           12/31/2010      12,035.14      11,708.97
                                    1/31/2011      12,275.84      11,964.71
                                    2/28/2011      12,768.19      12,400.32
                                    3/31/2011      12,903.07      12,456.26
                                    4/30/2011      13,253.87      12,827.01
                                    5/31/2011      13,067.51      12,680.66
                                    6/30/2011      12,825.77      12,452.92
                                    7/31/2011      12,462.77      12,167.75
                                    8/31/2011      11,593.79      11,437.75
                                    9/30/2011      10,579.30      10,550.23
    10/11                          10/31/2011      11,904.47      11,764.48

                     AVERAGE ANNUAL  ONE   FIVE    FROM
                     TOTAL RETURN    YEAR  YEARS 9/15/2005
                     --------------  ----  ----- ---------
                                     7.47% 0.84%   2.89%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
SEPTEMBER 15, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

                                               U.S. Core Equity
                                    ROUNDED      2 Portfolio-      RUSSELL
                                   COR2 - 304 Institutional Class 3000 INDEX
    9/15/2005                      ---------- ------------------- ----------
    09/05                           9/15/2005      10,000.00      10,000.00
                                    9/30/2005      10,050.00      10,026.07
                                   10/31/2005       9,830.00       9,838.29
                                   11/30/2005      10,240.00      10,221.00
                                   12/31/2005      10,246.91      10,229.42
                                    1/31/2006      10,739.16      10,571.16
                                    2/28/2006      10,759.25      10,589.96
                                    3/31/2006      11,015.88      10,773.03
                                    4/30/2006      11,176.84      10,889.90
                                    5/31/2006      10,774.44      10,541.27
                                    6/30/2006      10,765.83      10,559.89
                                    7/31/2006      10,644.75      10,550.00
                                    8/31/2006      10,886.90      10,808.11
                                    9/30/2006      11,109.73      11,050.04
                                   10/31/2006      11,534.69      11,447.81
                                   11/30/2006      11,826.73      11,696.88
    2007                           12/31/2006      11,988.23      11,836.98
                                    1/31/2007      12,212.50      12,062.28
                                    2/28/2007      12,090.17      11,864.41
                                    3/31/2007      12,218.05      11,987.90
                                    4/30/2007      12,636.90      12,466.78
                                    5/31/2007      13,147.69      12,921.10
                                    6/30/2007      12,936.12      12,679.16
                                    7/31/2007      12,331.34      12,246.76
                                    8/31/2007      12,444.09      12,422.56
                                    9/30/2007      12,756.69      12,875.45
                                   10/31/2007      12,890.43      13,111.64
                                   11/30/2007      12,155.01      12,521.37
    2008                           12/31/2007      12,048.86      12,445.60
                                    1/31/2008      11,428.32      11,691.25
                                    2/29/2008      11,066.33      11,328.12
                                    3/31/2008      10,954.96      11,261.29
                                    4/30/2008      11,504.78      11,824.45
                                    5/31/2008      11,826.38      12,066.69
                                    6/30/2008      10,757.17      11,070.94
                                    7/31/2008      10,788.41      10,982.64
                                    8/31/2008      11,027.92      11,152.87
                                    9/30/2008      10,032.14      10,104.24
                                   10/31/2008       8,123.97       8,312.15
                                   11/30/2008       7,388.29       7,656.00
    2009                           12/31/2008       7,607.36       7,802.46
                                    1/31/2009       6,814.92       7,147.67
                                    2/28/2009       6,022.49       6,398.92
                                    3/31/2009       6,614.97       6,959.42
                                    4/30/2009       7,538.73       7,691.79
                                    5/31/2009       7,899.74       8,102.26
                                    6/30/2009       7,889.10       8,129.80
                                    7/31/2009       8,603.39       8,762.60
                                    8/31/2009       8,955.20       9,075.70
                                    9/30/2009       9,401.70       9,455.93
                                   10/31/2009       8,990.28       9,212.73
                                   11/30/2009       9,397.46       9,736.23
    2010                           12/31/2009       9,825.03      10,013.69
                                    1/31/2010       9,524.04       9,652.72
                                    2/28/2010       9,921.77       9,979.96
                                    3/31/2010      10,630.67      10,608.97
                                    4/30/2010      11,018.42      10,837.92
                                    5/31/2010      10,145.99       9,981.75
                                    6/30/2010       9,432.16       9,407.92
                                    7/31/2010      10,123.64      10,061.04
                                    8/31/2010       9,518.60       9,587.44
                                    9/30/2010      10,524.42      10,492.66
                                   10/31/2010      10,915.01      10,902.68
                                   11/30/2010      11,088.61      10,965.62
    2011                           12/31/2010      11,968.23      11,708.97
                                    1/31/2011      12,197.34      11,964.71
                                    2/28/2011      12,742.84      12,400.32
                                    3/31/2011      12,896.99      12,456.26
                                    4/30/2011      13,192.09      12,827.01
                                    5/31/2011      12,984.42      12,680.66
                                    6/30/2011      12,729.15      12,452.92
                                    7/31/2011      12,301.56      12,167.75
                                    8/31/2011      11,369.62      11,437.75
                                    9/30/2011      10,290.37      10,550.23
    10/11                          10/31/2011      11,677.10      11,764.48

                     AVERAGE ANNUAL  ONE   FIVE    FROM
                     TOTAL RETURN    YEAR  YEARS 9/15/2005
                     --------------  ----  ----- ---------
                                     6.98% 0.25%   2.56%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 2500(R) INDEX
DECEMBER 30, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

                                              U.S. Vector Equity
                                    ROUNDED       Portfolio-       RUSSELL
                                   VECT - 305 Institutional Class 2500 INDEX
    12/30/2005                     ---------- ------------------- ----------
    12/05                          12/30/2005      10,000.00      10,000.00
                                   12/31/2005      10,000.00      10,000.00
                                    1/31/2006      10,810.00      10,707.37
                                    2/28/2006      10,800.00      10,698.43
                                    3/31/2006      11,195.70      11,114.27
                                    4/30/2006      11,315.87      11,153.28
                                    5/31/2006      10,865.24      10,626.48
                                    6/30/2006      10,844.62      10,631.80
                                    7/31/2006      10,623.71      10,297.36
                                    8/31/2006      10,864.70      10,558.30
                                    9/30/2006      11,050.09      10,686.89
                                   10/31/2006      11,533.16      11,200.39
                                   11/30/2006      11,865.26      11,565.75
    2007                           12/31/2006      12,000.89      11,616.48
                                    1/31/2007      12,236.81      11,929.91
                                    2/28/2007      12,154.75      11,913.15
                                    3/31/2007      12,267.96      12,029.08
                                    4/30/2007      12,627.58      12,339.03
                                    5/31/2007      13,151.58      12,854.61
                                    6/30/2007      12,951.14      12,623.94
                                    7/31/2007      12,219.61      11,898.66
                                    8/31/2007      12,281.43      12,024.84
                                    9/30/2007      12,496.25      12,307.99
                                   10/31/2007      12,578.94      12,624.16
                                   11/30/2007      11,762.39      11,850.46
    2008                           12/31/2007      11,631.77      11,776.65
                                    1/31/2008      11,081.34      11,057.29
                                    2/29/2008      10,707.46      10,753.54
                                    3/31/2008      10,663.12      10,673.96
                                    4/30/2008      11,142.13      11,248.63
                                    5/31/2008      11,517.00      11,782.79
                                    6/30/2008      10,416.83      10,821.91
                                    7/31/2008      10,500.41      10,896.99
                                    8/31/2008      10,803.41      11,208.64
                                    9/30/2008       9,892.44      10,094.84
                                   10/31/2008       7,846.81       7,920.14
                                   11/30/2008       6,986.60       7,061.28
    2009                           12/31/2008       7,306.84       7,444.66
                                    1/31/2009       6,417.31       6,774.57
                                    2/28/2009       5,612.50       6,042.10
                                    3/31/2009       6,178.31       6,593.63
                                    4/30/2009       7,177.90       7,609.72
                                    5/31/2009       7,486.28       7,841.52
                                    6/30/2009       7,489.59       7,930.38
                                    7/31/2009       8,257.75       8,645.90
                                    8/31/2009       8,641.83       8,999.12
                                    9/30/2009       9,092.77       9,521.24
                                   10/31/2009       8,590.00       8,970.17
                                   11/30/2009       8,910.92       9,331.90
    2010                           12/31/2009       9,441.99      10,004.76
                                    1/31/2010       9,173.45       9,669.84
                                    2/28/2010       9,624.60      10,150.60
                                    3/31/2010      10,346.73      10,926.40
                                    4/30/2010      10,873.75      11,443.96
                                    5/31/2010      10,002.56      10,591.65
                                    6/30/2010       9,226.60       9,835.73
                                    7/31/2010       9,905.66      10,527.79
                                    8/31/2010       9,226.60       9,904.49
                                    9/30/2010      10,242.67      11,037.14
                                   10/31/2010      10,621.22      11,460.40
                                   11/30/2010      10,880.81      11,782.83
    2011                           12/31/2010      11,813.41      12,676.91
                                    1/31/2011      11,976.43      12,846.87
                                    2/28/2011      12,585.03      13,473.74
                                    3/31/2011      12,793.92      13,779.87
                                    4/30/2011      13,055.02      14,177.73
                                    5/31/2011      12,804.80      14,007.78
                                    6/30/2011      12,529.70      13,699.17
                                    7/31/2011      12,071.69      13,177.71
                                    8/31/2011      11,013.92      12,098.98
                                    9/30/2011       9,821.94      10,792.05
    10/11                          10/31/2011      11,243.83      12,373.94

                    AVERAGE ANNUAL  ONE   FIVE      FROM
                    TOTAL RETURN    YEAR  YEARS  12/30/2005
                    --------------  ----  -----  ----------
                                    5.86% -0.51%    2.03%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                U.S. Small Cap
                                  ROUNDED   Portfolio-Institutional  RUSSELL
                                 610F - 31           Class          2000 INDEX
  10/31/2001                     ---------- ----------------------- ----------
  10/01                          10/31/2001        10,000.00        10,000.00
                                 11/30/2001        10,776.70        10,774.00
                                 12/31/2001        11,495.97        11,438.76
                                  1/31/2002        11,413.80        11,319.79
                                  2/28/2002        11,109.76        11,009.63
                                  3/31/2002        12,054.75        11,894.80
                                  4/30/2002        12,087.62        12,003.05
                                  5/31/2002        11,578.14        11,470.11
                                  6/30/2002        10,986.50        10,901.19
                                  7/31/2002         9,408.78         9,255.11
                                  8/31/2002         9,417.00         9,231.05
                                  9/30/2002         8,702.10         8,568.26
                                 10/31/2002         9,030.79         8,843.30
                                 11/30/2002         9,836.08         9,632.13
  2003                           12/31/2002         9,295.32         9,095.62
                                  1/31/2003         9,045.44         8,843.67
                                  2/28/2003         8,753.92         8,576.59
                                  3/31/2003         8,837.21         8,687.23
                                  4/30/2003         9,728.43         9,510.78
                                  5/31/2003        10,819.55        10,531.28
                                  6/30/2003        11,111.07        10,721.90
                                  7/31/2003        11,810.71        11,393.09
                                  8/31/2003        12,402.08        11,914.89
                                  9/30/2003        12,210.51        11,694.47
                                 10/31/2003        13,276.64        12,676.80
                                 11/30/2003        13,759.73        13,126.83
  2004                           12/31/2003        14,081.46        13,393.30
                                  1/31/2004        14,708.98        13,974.57
                                  2/29/2004        14,834.48        14,100.34
                                  3/31/2004        14,909.78        14,231.48
                                  4/30/2004        14,299.00        13,505.67
                                  5/31/2004        14,449.60        13,720.41
                                  6/30/2004        15,081.01        14,298.04
                                  7/31/2004        14,000.20        13,335.78
                                  8/31/2004        13,799.12        13,267.77
                                  9/30/2004        14,473.97        13,890.03
                                 10/31/2004        14,750.70        14,163.66
                                 11/30/2004        16,042.12        15,391.65
  2005                           12/31/2004        16,598.11        15,847.24
                                  1/31/2005        15,945.38        15,186.41
                                  2/28/2005        16,225.12        15,443.07
                                  3/31/2005        15,756.97        15,001.39
                                  4/30/2005        14,773.22        14,141.81
                                  5/31/2005        15,790.89        15,067.41
                                  6/30/2005        16,386.82        15,648.59
                                  7/31/2005        17,507.57        16,639.99
                                  8/31/2005        17,261.35        16,331.46
                                  9/30/2005        17,371.59        16,382.71
                                 10/31/2005        16,835.64        15,874.05
                                 11/30/2005        17,652.33        16,644.64
  2006                           12/31/2005        17,607.88        16,568.59
                                  1/31/2006        19,207.77        18,054.33
                                  2/28/2006        19,171.62        18,004.61
                                  3/31/2006        20,050.84        18,878.12
                                  4/30/2006        20,096.06        18,875.06
                                  5/31/2006        19,001.72        17,815.02
                                  6/30/2006        18,889.99        17,929.61
                                  7/31/2006        18,165.19        17,346.19
                                  8/31/2006        18,672.55        17,859.74
                                  9/30/2006        18,826.48        18,008.44
                                 10/31/2006        19,888.54        19,045.32
                                 11/30/2006        20,387.79        19,546.32
  2007                           12/31/2006        20,532.96        19,611.76
                                  1/31/2007        20,840.14        19,939.96
                                  2/28/2007        20,734.55        19,781.73
                                  3/31/2007        20,951.89        19,993.50
                                  4/30/2007        21,336.15        20,352.63
                                  5/31/2007        22,143.10        21,187.22
                                  6/30/2007        21,901.09        20,877.28
                                  7/31/2007        20,581.63        19,449.38
                                  8/31/2007        20,870.56        19,890.22
                                  9/30/2007        21,134.26        20,231.63
                                 10/31/2007        21,549.80        20,812.09
                                 11/30/2007        19,945.64        19,317.66
  2008                           12/31/2007        19,904.91        19,305.61
                                  1/31/2008        18,527.90        17,989.07
                                  2/29/2008        17,931.89        17,322.27
                                  3/31/2008        17,996.23        17,395.03
                                  4/30/2008        18,562.79        18,123.36
                                  5/31/2008        19,448.70        18,955.89
                                  6/30/2008        17,707.87        17,496.52
                                  7/31/2008        18,265.44        18,144.00
                                  8/31/2008        18,926.26        18,799.00
                                  9/30/2008        17,413.19        17,301.09
                                 10/31/2008        13,829.03        13,701.95
                                 11/30/2008        12,140.54        12,081.19
  2009                           12/31/2008        12,737.23        12,782.40
                                  1/31/2009        11,327.78        11,360.72
                                  2/28/2009         9,960.09         9,980.13
                                  3/31/2009        10,985.59        10,871.03
                                  4/30/2009        13,025.77        12,551.49
                                  5/31/2009        13,486.12        12,929.91
                                  6/30/2009        13,835.56        13,119.82
                                  7/31/2009        15,272.61        14,383.40
                                  8/31/2009        15,818.06        14,795.84
                                  9/30/2009        16,803.70        15,649.22
                                 10/31/2009        15,637.94        14,586.71
                                 11/30/2009        16,037.03        15,044.60
  2010                           12/31/2009        17,366.13        16,255.60
                                  1/31/2010        16,839.24        15,657.20
                                  2/28/2010        17,661.18        16,362.50
                                  3/31/2010        19,108.21        17,694.22
                                  4/30/2010        20,405.29        18,695.61
                                  5/31/2010        18,812.94        17,277.48
                                  6/30/2010        17,308.90        15,938.58
                                  7/31/2010        18,555.06        17,033.87
                                  8/31/2010        17,139.93        15,772.72
                                  9/30/2010        19,377.30        17,737.94
                                 10/31/2010        20,171.02        18,463.80
                                 11/30/2010        21,017.65        19,104.01
  2011                           12/31/2010        22,697.88        20,621.02
                                  1/31/2011        22,719.13        20,567.88
                                  2/28/2011        23,994.29        21,695.86
                                  3/31/2011        24,681.18        22,258.13
                                  4/30/2011        25,266.05        22,845.87
                                  5/31/2011        24,755.62        22,417.54
                                  6/30/2011        24,360.13        21,900.69
                                  7/31/2011        23,508.00        21,109.08
                                  8/31/2011        21,398.99        19,272.54
                                  9/30/2011        19,022.65        17,112.05
  10/11                          10/31/2011        21,936.90        19,702.10

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEARS
                       --------------  ----  ----- -----
                                       8.76% 1.98% 8.17%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                U.S. Micro Cap
                                    ROUNDED       Portfolio-       RUSSELL
                                    FUND - 1  Institutional Class 2000 INDEX
    10/31/2001                     ---------- ------------------- ----------
    10/01                          10/31/2001      10,000.00      10,000.00
                                   11/30/2001      10,673.72      10,774.00
                                   12/31/2001      11,390.75      11,438.76
                                    1/31/2002      11,515.92      11,319.79
                                    2/28/2002      11,197.30      11,009.63
                                    3/31/2002      12,187.30      11,894.80
                                    4/30/2002      12,483.17      12,003.05
                                    5/31/2002      12,141.79      11,470.11
                                    6/30/2002      11,709.37      10,901.19
                                    7/31/2002      10,013.84       9,255.11
                                    8/31/2002       9,956.95       9,231.05
                                    9/30/2002       9,285.57       8,568.26
                                   10/31/2002       9,524.53       8,843.30
                                   11/30/2002      10,321.09       9,632.13
    2003                           12/31/2002       9,878.82       9,095.62
                                    1/31/2003       9,658.77       8,843.67
                                    2/28/2003       9,380.82       8,576.59
                                    3/31/2003       9,485.05       8,687.23
                                    4/30/2003      10,365.23       9,510.78
                                    5/31/2003      11,569.68      10,531.28
                                    6/30/2003      12,079.26      10,721.90
                                    7/31/2003      12,971.01      11,393.09
                                    8/31/2003      13,584.82      11,914.89
                                    9/30/2003      13,596.40      11,694.47
                                   10/31/2003      14,812.43      12,676.80
                                   11/30/2003      15,449.40      13,126.83
    2004                           12/31/2003      15,876.96      13,393.30
                                    1/31/2004      16,794.77      13,974.57
                                    2/29/2004      16,878.21      14,100.34
                                    3/31/2004      16,902.05      14,231.48
                                    4/30/2004      16,210.71      13,505.67
                                    5/31/2004      16,210.71      13,720.41
                                    6/30/2004      16,926.21      14,298.04
                                    7/31/2004      15,661.81      13,335.78
                                    8/31/2004      15,423.25      13,267.77
                                    9/30/2004      16,195.29      13,890.03
                                   10/31/2004      16,493.65      14,163.66
                                   11/30/2004      17,973.54      15,391.65
    2005                           12/31/2004      18,796.42      15,847.24
                                    1/31/2005      18,025.67      15,186.41
                                    2/28/2005      18,174.84      15,443.07
                                    3/31/2005      17,588.11      15,001.39
                                    4/30/2005      16,493.52      14,141.81
                                    5/31/2005      17,488.60      15,067.41
                                    6/30/2005      18,279.15      15,648.59
                                    7/31/2005      19,673.75      16,639.99
                                    8/31/2005      19,399.81      16,331.46
                                    9/30/2005      19,518.00      16,382.71
                                   10/31/2005      18,969.61      15,874.05
                                   11/30/2005      19,829.59      16,644.64
    2006                           12/31/2005      19,865.16      16,568.59
                                    1/31/2006      21,680.87      18,054.33
                                    2/28/2006      21,734.67      18,004.61
                                    3/31/2006      22,723.62      18,878.12
                                    4/30/2006      22,629.44      18,875.06
                                    5/31/2006      21,297.51      17,815.02
                                    6/30/2006      21,108.04      17,929.61
                                    7/31/2006      20,380.64      17,346.19
                                    8/31/2006      20,946.39      17,859.74
                                    9/30/2006      21,062.99      18,008.44
                                   10/31/2006      22,209.92      19,045.32
                                   11/30/2006      22,709.17      19,546.32
    2007                           12/31/2006      23,075.56      19,611.76
                                    1/31/2007      23,340.12      19,939.96
                                    2/28/2007      23,222.54      19,781.73
                                    3/31/2007      23,459.62      19,993.50
                                    4/30/2007      23,812.62      20,352.63
                                    5/31/2007      24,562.74      21,187.22
                                    6/30/2007      24,480.80      20,877.28
                                    7/31/2007      22,888.07      19,449.38
                                    8/31/2007      23,153.53      19,890.22
                                    9/30/2007      23,495.08      20,231.63
                                   10/31/2007      23,894.30      20,812.09
                                   11/30/2007      21,883.39      19,317.66
    2008                           12/31/2007      21,871.06      19,305.61
                                    1/31/2008      20,198.67      17,989.07
                                    2/29/2008      19,565.43      17,322.27
                                    3/31/2008      19,625.65      17,395.03
                                    4/30/2008      20,032.15      18,123.36
                                    5/31/2008      20,828.88      18,955.89
                                    6/30/2008      18,943.80      17,496.52
                                    7/31/2008      19,791.54      18,144.00
                                    8/31/2008      20,459.95      18,799.00
                                    9/30/2008      18,952.86      17,301.09
                                   10/31/2008      15,028.19      13,701.95
                                   11/30/2008      13,098.57      12,081.19
    2009                           12/31/2008      13,839.66      12,782.40
                                    1/31/2009      12,190.89      11,360.72
                                    2/28/2009      10,592.08       9,980.13
                                    3/31/2009      11,606.95      10,871.03
                                    4/30/2009      13,624.82      12,551.49
                                    5/31/2009      14,091.77      12,929.91
                                    6/30/2009      14,480.92      13,119.82
                                    7/31/2009      15,902.26      14,383.40
                                    8/31/2009      16,337.02      14,795.84
                                    9/30/2009      17,277.42      15,649.22
                                   10/31/2009      16,021.80      14,586.71
                                   11/30/2009      16,306.40      15,044.60
    2010                           12/31/2009      17,723.07      16,255.60
                                    1/31/2010      17,202.79      15,657.20
                                    2/28/2010      17,958.03      16,362.50
                                    3/31/2010      19,409.86      17,694.22
                                    4/30/2010      20,820.27      18,695.61
                                    5/31/2010      19,275.54      17,277.48
                                    6/30/2010      17,880.20      15,938.58
                                    7/31/2010      19,157.36      17,033.87
                                    8/31/2010      17,628.13      15,772.72
                                    9/30/2010      19,771.88      17,737.94
                                   10/31/2010      20,630.80      18,463.80
                                   11/30/2010      21,506.55      19,104.01
    2011                           12/31/2010      23,268.23      20,621.02
                                    1/31/2011      23,014.76      20,567.88
                                    2/28/2011      24,366.59      21,695.86
                                    3/31/2011      25,157.79      22,258.13
                                    4/30/2011      25,580.46      22,845.87
                                    5/31/2011      25,090.16      22,417.54
                                    6/30/2011      24,549.14      21,900.69
                                    7/31/2011      23,888.85      21,109.08
                                    8/31/2011      21,755.62      19,272.54
                                    9/30/2011      19,454.09      17,112.05
    10/11                          10/31/2011      22,456.16      19,702.10

                       AVERAGE ANNUAL  ONE   FIVE   TEN
                       TOTAL RETURN    YEAR  YEARS YEATRS
                       --------------  ----  ----- ------
                                       8.85% 0.22%  8.43%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

DFA REAL ESTATE SECURITIES PORTFOLIO VS.
DOW JONES U.S. SELECT REIT INDEXSM, S&P 500(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                              DFA Real
                                          Estate Securities
                                             Portfolio-     DOW JONES
                                ROUNDED     Institutional   US SELECT  S&P 500
                               REIT - 36        Class       REIT INDEX  INDEX
10/31/2001                     ---------- ----------------- ---------- --------
10/01                          10/31/2001     10,000.00          10000    10000
                               11/30/2001     10,525.58     10603.6021 10767.06
                               12/31/2001     10,784.58     10874.6882 10861.39
                                1/31/2002     10,747.39      10832.058 10702.88
                                2/28/2002     10,948.20     11069.4105 10496.48
                                3/31/2002     11,632.47     11784.6457 10891.24
                                4/30/2002     11,706.84     11850.3651 10230.93
                                5/31/2002     11,863.03     12008.7591 10155.55
                                6/30/2002     12,182.85     12327.7181 9432.083
                                7/31/2002     11,565.53     11660.2501 8696.898
                                8/31/2002     11,595.28     11670.3119 8753.998
                                9/30/2002     11,178.77     11207.9456 7802.618
                               10/31/2002     10,613.51     10606.3559 8489.372
                               11/30/2002     11,089.52     11113.4177 8989.048
2003                           12/31/2002     11,235.24     11264.2388 8460.852
                                1/31/2003     10,951.80       10936.33 8239.177
                                2/28/2003     11,148.64     11135.4477  8115.59
                                3/31/2003     11,416.33     11406.5338 8194.392
                                4/30/2003     11,849.36     11846.1815 8869.364
                                5/31/2003     12,502.85     12516.9859 9336.691
                                6/30/2003     12,762.67     12787.1717 9456.201
                                7/31/2003     13,416.16     13467.1376 9622.913
                                8/31/2003     13,510.64     13579.3002  9810.56
                                9/30/2003     13,975.16     14056.8121 9706.372
                               10/31/2003     14,164.12     14264.5618 10255.46
                               11/30/2003     14,801.86     14893.1066 10345.71
2004                           12/31/2003     15,234.37     15339.6387 10888.24
                                1/31/2004     15,861.23     15953.5145 11088.09
                                2/29/2004     16,141.67      16219.146 11242.21
                                3/31/2004     17,065.46     17193.8697 11072.57
                                4/30/2004     14,615.76      14676.619 10898.73
                                5/31/2004     15,671.52     15790.8311 11048.26
                                6/30/2004     16,124.02     16263.5239 11263.03
                                7/31/2004     16,190.51     16344.8126 10890.23
                                8/31/2004     17,478.77     17694.5237 10934.12
                                9/30/2004     17,420.11     17610.1105 11052.53
                               10/31/2004     18,360.61     18591.3479 11221.41
                               11/30/2004     19,159.62     19419.3812 11675.43
2005                           12/31/2004     20,120.02     20426.7792 12072.75
                                1/31/2005     18,435.31     18625.1344 11778.48
                                2/28/2005     19,014.43     19226.1946 12026.29
                                3/31/2005     18,724.87     18934.9319 11813.31
                                4/30/2005     19,786.59     20071.7565 11589.21
                                5/31/2005     20,435.90     20735.8883 11957.98
                                6/30/2005     21,480.07     21816.9494 11974.96
                                7/31/2005     23,041.94     23481.3301 12420.43
                                8/31/2005     22,182.04     22579.9516 12307.15
                                9/30/2005     22,285.24     22677.4452 12406.84
                               10/31/2005     21,781.37     22195.6967 12200.02
                               11/30/2005     22,762.59     23226.6606 12661.42
2006                           12/31/2005     22,766.14     23249.6968 12665.86
                                1/31/2006     24,514.58     25072.1008 13001.25
                                2/28/2006     24,979.01     25608.7654 13036.48
                                3/31/2006     26,272.13      26919.818 13198.78
                                4/30/2006     25,279.53     25901.2461 13376.04
                                5/31/2006     24,523.69     25184.2633 12991.08
                                6/30/2006     25,879.45     26617.1167 13008.75
                                7/31/2006     26,767.42     27562.1846 13089.01
                                8/31/2006     27,710.33     28488.3998 13400.44
                                9/30/2006     28,263.93     29042.6991 13745.77
                               10/31/2006     30,036.20     30873.2054 14193.75
                               11/30/2006     31,464.37     32345.6705 14463.71
2007                           12/31/2006     30,794.54      31613.648  14666.6
                                1/31/2007     33,461.03     34429.3635 14888.41
                                2/28/2007     32,681.30        33658.1 14597.21
                                3/31/2007     31,869.65     32795.8037 14760.48
                                4/30/2007     31,840.64     32782.2997  15414.3
                                5/31/2007     31,840.65     32804.3298 15952.18
                                6/30/2007     28,853.96     29724.7303 15687.17
                                7/31/2007     26,581.92     27391.9283 15200.79
                                8/31/2007     28,190.87     29011.9659 15428.65
                                9/30/2007     29,292.76     30146.5898 16005.68
                               10/31/2007     29,624.31     30491.7673 16260.33
                               11/30/2007     26,602.07     27527.9957 15580.49
2008                           12/31/2007     25,044.28     26063.8845 15472.36
                                1/31/2008     25,054.97     25939.0752 14544.02
                                2/29/2008     24,103.25     24961.4354 14071.48
                                3/31/2008     25,619.00     26620.7212 14010.69
                                4/30/2008     27,129.78     28261.6892 14693.01
                                5/31/2008     27,183.35     28325.2389 14884.02
                                6/30/2008     24,199.34     25187.1226  13629.3
                                7/31/2008     24,900.61     25914.2323 13514.68
                                8/31/2008     25,515.57     26501.6096  13710.1
                                9/30/2008     25,461.63     26390.6874 12488.39
                               10/31/2008     17,434.74     17844.3964 10390.97
                               11/30/2008     13,399.72      13463.408 9645.414
2009                           12/31/2008     15,686.60     15846.7869 9748.042
                                1/31/2009     12,902.59     12981.4829 8926.414
                                2/28/2009     10,196.85     10144.8983  7975.93
                                3/31/2009     10,557.99     10471.6066 8674.583
                                4/30/2009     13,863.00     13907.1643 9504.827
                                5/31/2009     14,223.95     14263.9676 10036.43
                                6/30/2009     13,783.28     13765.5079  10056.3
                                7/31/2009     15,228.76      15199.294 10816.94
                                8/31/2009     17,288.85     17424.6249 11207.43
                                9/30/2009     18,446.00     18644.3189 11625.69
                               10/31/2009     17,605.45     17798.7563 11409.72
                               11/30/2009     18,814.46      19023.808 12094.07
2010                           12/31/2009     20,106.09     20356.0857 12327.73
                                1/31/2010     19,055.86     19191.7031  11884.3
                                2/28/2010     20,106.09     20281.6998 12252.44
                                3/31/2010     22,150.46     22353.7975  12991.8
                                4/30/2010     23,708.37     23933.8726  13196.9
                                5/31/2010     22,443.30     22644.9016 12143.13
                                6/30/2010     21,280.65     21430.4409 11507.46
                                7/31/2010     23,380.40     23549.3525 12313.71
                                8/31/2010     23,085.49     23234.3649 11757.82
                                9/30/2010     24,085.53     24263.4234 12807.13
                               10/31/2010     25,213.24      25385.898 13294.43
                               11/30/2010     24,714.67     24891.5982 13296.13
2011                           12/31/2010     25,870.51     26070.8955 14184.73
                                1/31/2011     26,782.46      26996.847 14520.92
                                2/28/2011     27,994.39     28229.8955 15018.39
                                3/31/2011     27,574.41     27816.5139 15024.36
                                4/30/2011     29,170.32     29465.8037  15469.3
                                5/31/2011     29,566.30     29923.4043 15294.21
                                6/30/2011     28,593.53     28920.2417 15039.27
                                7/31/2011     29,062.47     29446.5804 14733.46
                                8/31/2011     27,499.32     27833.0365 13933.12
                                9/30/2011     24,478.76      24716.152 12953.65
10/11                          10/31/2011     28,008.43     28347.8305 14369.39

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      11.09% -1.39% 10.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones data provided by Dow Jones Indexes. The S&P data are provided by Standard & Poor's Index Services Group.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                   Large Cap           MSCI
                                                 International       WORLD EX
                                  ROUNDED   Portfolio-Institutional USA INDEX
                                 LCAP - 28           Class          (NET DIV.)
  10/31/2001                     ---------- ----------------------- ----------
  10/01                          10/31/2001        10,000.00        10,000.00
                                 11/30/2001        10,334.57        10,393.05
                                 12/31/2001        10,377.69        10,459.69
                                  1/31/2002         9,833.48         9,927.67
                                  2/28/2002         9,893.95         9,988.19
                                  3/31/2002        10,453.27        10,519.13
                                  4/30/2002        10,483.50        10,581.25
                                  5/31/2002        10,642.23        10,719.90
                                  6/30/2002        10,249.19        10,283.85
                                  7/31/2002         9,311.95         9,261.52
                                  8/31/2002         9,289.28         9,247.14
                                  9/30/2002         8,321.80         8,266.41
                                 10/31/2002         8,760.19         8,700.64
                                 11/30/2002         9,145.67         9,101.20
  2003                           12/31/2002         8,860.86         8,807.06
                                  1/31/2003         8,506.73         8,471.49
                                  2/28/2003         8,298.87         8,304.50
                                  3/31/2003         8,137.21         8,144.45
                                  4/30/2003         8,907.05         8,926.06
                                  5/31/2003         9,438.24         9,479.67
                                  6/30/2003         9,661.49         9,709.96
                                  7/31/2003         9,884.74         9,932.72
                                  8/31/2003        10,108.00        10,188.84
                                  9/30/2003        10,415.93        10,494.52
                                 10/31/2003        11,039.50        11,151.70
                                 11/30/2003        11,278.15        11,404.48
  2004                           12/31/2003        12,113.20        12,278.97
                                  1/31/2004        12,269.80        12,449.94
                                  2/29/2004        12,543.85        12,736.28
                                  3/31/2004        12,637.82        12,800.04
                                  4/30/2004        12,246.31        12,464.99
                                  5/31/2004        12,340.27        12,523.26
                                  6/30/2004        12,683.06        12,812.46
                                  7/31/2004        12,208.03        12,421.74
                                  8/31/2004        12,287.20        12,473.38
                                  9/30/2004        12,528.37        12,836.97
                                 10/31/2004        12,949.96        13,298.30
                                 11/30/2004        13,769.27        14,182.70
  2005                           12/31/2004        14,392.05        14,781.87
                                  1/31/2005        14,135.34        14,490.86
                                  2/28/2005        14,680.85        15,135.50
                                  3/31/2005        14,335.02        14,791.94
                                  4/30/2005        14,045.75        14,414.77
                                  5/31/2005        13,957.36        14,441.06
                                  6/30/2005        14,158.44        14,677.11
                                  7/31/2005        14,589.46        15,151.11
                                  8/31/2005        15,126.19        15,569.39
                                  9/30/2005        15,627.40        16,279.93
                                 10/31/2005        15,284.30        15,753.88
                                 11/30/2005        15,521.20        16,171.07
  2006                           12/31/2005        16,331.29        16,920.86
                                  1/31/2006        17,285.18        17,991.10
                                  2/28/2006        17,170.06        17,930.68
                                  3/31/2006        17,803.23        18,499.33
                                  4/30/2006        18,667.46        19,383.92
                                  5/31/2006        17,992.54        18,647.48
                                  6/30/2006        17,921.72        18,623.47
                                  7/31/2006        18,113.62        18,797.96
                                  8/31/2006        18,589.19        19,332.22
                                  9/30/2006        18,581.75        19,316.65
                                 10/31/2006        19,295.14        20,080.04
                                 11/30/2006        19,867.15        20,678.14
  2007                           12/31/2006        20,391.13        21,271.04
                                  1/31/2007        20,652.66        21,400.80
                                  2/28/2007        20,711.72        21,572.00
                                  3/31/2007        21,284.46        22,124.75
                                  4/30/2007        22,036.17        23,131.37
                                  5/31/2007        22,720.32        23,645.05
                                  6/30/2007        22,677.99        23,668.78
                                  7/31/2007        22,250.10        23,341.60
                                  8/31/2007        22,096.06        23,003.73
                                  9/30/2007        23,308.29        24,310.66
                                 10/31/2007        24,348.99        25,367.46
                                 11/30/2007        23,479.90        24,375.45
  2008                           12/31/2007        22,932.03        23,917.24
                                  1/31/2008        21,195.02        21,760.83
                                  2/29/2008        21,177.48        22,155.18
                                  3/31/2008        21,103.41        21,838.92
                                  4/30/2008        22,219.67        23,052.85
                                  5/31/2008        22,685.51        23,402.67
                                  6/30/2008        20,878.77        21,582.81
                                  7/31/2008        20,118.73        20,814.76
                                  8/31/2008        19,260.33        20,009.79
                                  9/30/2008        16,918.09        17,120.81
                                 10/31/2008        13,350.99        13,559.35
                                 11/30/2008        12,548.67        12,824.03
  2009                           12/31/2008        13,428.09        13,500.05
                                  1/31/2009        11,919.93        12,240.40
                                  2/28/2009        10,720.67        11,001.28
                                  3/31/2009        11,545.35        11,726.22
                                  4/30/2009        12,858.56        13,238.41
                                  5/31/2009        14,655.12        14,912.63
                                  6/30/2009        14,451.82        14,758.20
                                  7/31/2009        15,839.64        16,143.96
                                  8/31/2009        16,459.53        16,917.67
                                  9/30/2009        17,160.66        17,615.66
                                 10/31/2009        16,715.41        17,332.88
                                 11/30/2009        17,336.90        17,761.74
  2010                           12/31/2009        17,542.65        18,044.88
                                  1/31/2010        16,635.11        17,199.03
                                  2/28/2010        16,747.39        17,181.80
                                  3/31/2010        17,802.54        18,287.85
                                  4/30/2010        17,455.68        18,015.17
                                  5/31/2010        15,552.62        16,027.20
                                  6/30/2010        15,299.87        15,795.35
                                  7/31/2010        16,879.33        17,255.24
                                  8/31/2010        16,298.93        16,739.48
                                  9/30/2010        17,902.86        18,345.25
                                 10/31/2010        18,552.48        18,998.78
                                 11/30/2010        17,740.45        18,194.20
  2011                           12/31/2010        19,165.33        19,659.22
                                  1/31/2011        19,598.50        20,082.72
                                  2/28/2011        20,368.57        20,827.38
                                  3/31/2011        19,902.08        20,410.15
                                  4/30/2011        21,041.00        21,521.72
                                  5/31/2011        20,442.59        20,883.72
                                  6/30/2011        20,153.06        20,586.29
                                  7/31/2011        19,741.57        20,246.71
                                  8/31/2011        18,085.83        18,534.99
                                  9/30/2011        16,094.57        16,673.65
  10/11                          10/31/2011        17,651.79        18,295.22

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -4.86% -1.76% 5.85%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
SEPTEMBER 15, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

                                              International Core    MSCI WORLD
                                                    Equity            EX USA
                                  ROUNDED   Portfolio-Institutional   INDEX
                                 DICE - 306          Class          (NET DIV.)
  9/15/2005                      ---------- ----------------------- ----------
  09/05                           9/15/2005        10,000.00        10,000.00
                                  9/30/2005        10,100.00        10,170.84
                                 10/31/2005         9,860.00         9,842.19
                                 11/30/2005        10,070.00        10,102.83
                                 12/31/2005        10,636.31        10,571.26
                                  1/31/2006        11,328.67        11,239.89
                                  2/28/2006        11,338.71        11,202.14
                                  3/31/2006        11,781.28        11,557.40
                                  4/30/2006        12,343.25        12,110.04
                                  5/31/2006        11,841.49        11,649.96
                                  6/30/2006        11,702.59        11,634.96
                                  7/31/2006        11,763.43        11,743.97
                                  8/31/2006        12,108.22        12,077.74
                                  9/30/2006        12,173.07        12,068.02
                                 10/31/2006        12,651.84        12,544.95
                                 11/30/2006        13,096.89        12,918.61
  2007                           12/31/2006        13,502.22        13,289.02
                                  1/31/2007        13,748.65        13,370.09
                                  2/28/2007        13,820.53        13,477.04
                                  3/31/2007        14,258.15        13,822.37
                                  4/30/2007        14,792.32        14,451.26
                                  5/31/2007        15,203.22        14,772.18
                                  6/30/2007        15,111.55        14,787.00
                                  7/31/2007        14,851.72        14,582.59
                                  8/31/2007        14,571.11        14,371.51
                                  9/30/2007        15,193.08        15,188.01
                                 10/31/2007        15,913.09        15,848.24
                                 11/30/2007        15,040.00        15,228.49
  2008                           12/31/2007        14,649.07        14,942.22
                                  1/31/2008        13,545.08        13,595.01
                                  2/29/2008        13,566.31        13,841.38
                                  3/31/2008        13,628.77        13,643.80
                                  4/30/2008        14,192.20        14,402.20
                                  5/31/2008        14,426.08        14,620.75
                                  6/30/2008        13,086.00        13,483.80
                                  7/31/2008        12,566.88        13,003.96
                                  8/31/2008        12,091.03        12,501.06
                                  9/30/2008        10,548.31        10,696.18
                                 10/31/2008         8,157.76         8,471.16
                                 11/30/2008         7,665.67         8,011.77
  2009                           12/31/2008         8,201.80         8,434.12
                                  1/31/2009         7,312.45         7,647.15
                                  2/28/2009         6,543.87         6,873.02
                                  3/31/2009         7,095.45         7,325.92
                                  4/30/2009         8,164.17         8,270.66
                                  5/31/2009         9,398.16         9,316.62
                                  6/30/2009         9,319.18         9,220.14
                                  7/31/2009        10,245.52        10,085.89
                                  8/31/2009        10,814.71        10,569.26
                                  9/30/2009        11,340.07        11,005.33
                                 10/31/2009        10,997.28        10,828.66
                                 11/30/2009        11,289.34        11,096.59
  2010                           12/31/2009        11,424.48        11,273.48
                                  1/31/2010        10,940.01        10,745.04
                                  2/28/2010        10,951.27        10,734.28
                                  3/31/2010        11,768.61        11,425.28
                                  4/30/2010        11,712.20        11,254.92
                                  5/31/2010        10,335.62        10,012.95
                                  6/30/2010        10,163.34         9,868.10
                                  7/31/2010        11,237.98        10,780.16
                                  8/31/2010        10,780.69        10,457.94
                                  9/30/2010        11,933.21        11,461.14
                                 10/31/2010        12,369.23        11,869.43
                                 11/30/2010        11,875.84        11,366.77
  2011                           12/31/2010        13,013.38        12,282.04
                                  1/31/2011        13,348.54        12,546.62
                                  2/28/2011        13,799.27        13,011.84
                                  3/31/2011        13,557.45        12,751.18
                                  4/30/2011        14,287.47        13,445.63
                                  5/31/2011        13,847.14        13,047.04
                                  6/30/2011        13,602.18        12,861.23
                                  7/31/2011        13,296.78        12,649.07
                                  8/31/2011        12,122.15        11,579.68
                                  9/30/2011        10,709.05        10,416.81
  10/11                          10/31/2011        11,690.12        11,429.88

                    AVERAGE ANNUAL   ONE    FIVE    FROM
                    TOTAL RETURN     YEAR   YEAR  9/15/2005
                    --------------  -----  -----  ---------
                                    -5.49% -1.57%   2.58%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                 International MSCI WORLD
                                                 Small Company   EX USA
                                                  Portfolio-   SMALL CAP
                                       ROUNDED   Institutional INDEX (NET
                                      INTS - 89      Class       DIV.)
       10/31/2001                     ---------- ------------- ----------
       10/01                          10/31/2001   10,000.00   10,000.00
                                      11/30/2001   10,092.11   10,395.60
                                      12/31/2001    9,830.81   10,209.62
                                       1/31/2002    9,709.94   10,017.36
                                       2/28/2002   10,045.69   10,177.18
                                       3/31/2002   10,542.60   10,844.42
                                       4/30/2002   10,918.64   11,202.09
                                       5/31/2002   11,549.86   11,725.29
                                       6/30/2002   11,254.39   11,244.36
                                       7/31/2002   10,663.47   10,330.82
                                       8/31/2002   10,569.46   10,210.76
                                       9/30/2002    9,817.38    9,424.37
                                      10/31/2002    9,696.51    9,347.03
                                      11/30/2002    9,951.68    9,609.09
       2003                           12/31/2002   10,018.32    9,452.36
                                       1/31/2003    9,990.95    9,350.69
                                       2/28/2003   10,045.70    9,282.15
                                       3/31/2003   10,004.64    9,192.36
                                       4/30/2003   10,825.81   10,034.96
                                       5/31/2003   11,824.91   10,922.10
                                       6/30/2003   12,358.67   11,491.68
                                       7/31/2003   12,782.94   11,838.49
                                       8/31/2003   13,439.88   12,617.69
                                       9/30/2003   14,206.31   13,338.97
                                      10/31/2003   14,972.74   14,402.49
                                      11/30/2003   15,054.86   14,415.18
       2004                           12/31/2003   15,907.17   15,295.01
                                       1/31/2004   16,797.08   15,952.89
                                       2/29/2004   17,297.66   16,435.87
                                       3/31/2004   17,992.90   17,069.31
                                       4/30/2004   17,450.61   16,459.75
                                       5/31/2004   17,255.94   16,282.23
                                       6/30/2004   18,059.81   17,104.49
                                       7/31/2004   17,400.28   16,350.20
                                       8/31/2004   17,554.64   16,434.96
                                       9/30/2004   17,972.30   16,884.59
                                      10/31/2004   18,549.78   17,509.34
                                      11/30/2004   19,887.84   18,909.51
       2005                           12/31/2004   20,825.43   19,791.06
                                       1/31/2005   21,319.20   20,095.96
                                       2/28/2005   22,263.17   20,949.86
                                       3/31/2005   21,871.06   20,608.76
                                       4/30/2005   21,348.25   20,028.33
                                       5/31/2005   20,985.18   20,075.51
                                       6/30/2005   21,513.92   20,607.96
                                       7/31/2005   22,291.18   21,503.33
                                       8/31/2005   23,273.75   22,163.26
                                       9/30/2005   23,828.85   23,061.72
                                      10/31/2005   23,358.15   22,221.52
                                      11/30/2005   23,814.14   22,962.34
       2006                           12/31/2005   25,397.98   24,747.26
                                       1/31/2006   27,153.32   26,511.50
                                       2/28/2006   26,982.44   26,178.73
                                       3/31/2006   28,225.16   27,409.50
                                       4/30/2006   29,561.08   28,685.27
                                       5/31/2006   28,069.82   27,100.04
                                       6/30/2006   27,530.93   26,440.10
                                       7/31/2006   27,232.87   25,794.33
                                       8/31/2006   27,954.48   26,548.51
                                       9/30/2006   28,161.30   26,477.11
                                      10/31/2006   29,279.57   27,528.30
                                      11/30/2006   30,602.58   28,712.35
       2007                           12/31/2006   31,716.35   29,562.37
                                       1/31/2007   32,603.75   30,165.41
                                       2/28/2007   33,063.88   30,694.69
                                       3/31/2007   34,300.44   31,712.11
                                       4/30/2007   35,435.02   32,934.91
                                       5/31/2007   36,158.52   33,421.63
                                       6/30/2007   36,100.06   33,348.81
                                       7/31/2007   36,116.65   33,143.54
                                       8/31/2007   34,722.45   31,395.61
                                       9/30/2007   35,485.80   32,104.61
                                      10/31/2007   37,402.60   34,272.26
                                      11/30/2007   34,669.07   31,454.54
       2008                           12/31/2007   33,511.63   30,532.88
                                       1/31/2008   30,962.61   27,573.14
                                       2/29/2008   31,746.93   28,882.57
                                       3/31/2008   31,788.51   28,563.67
                                       4/30/2008   32,467.14   29,258.70
                                       5/31/2008   33,324.36   29,849.74
                                       6/30/2008   30,856.82   27,544.85
                                       7/31/2008   29,372.79   26,155.91
                                       8/31/2008   28,214.53   25,188.75
                                       9/30/2008   23,936.89   20,758.01
                                      10/31/2008   18,330.38   15,633.84
                                      11/30/2008   17,383.82   14,876.27
       2009                           12/31/2008   18,810.26   15,868.29
                                       1/31/2009   17,323.79   14,946.71
                                       2/28/2009   15,745.57   13,581.48
                                       3/31/2009   16,787.19   14,453.64
                                       4/30/2009   19,012.00   16,681.70
                                       5/31/2009   21,843.58   19,150.28
                                       6/30/2009   22,073.21   19,380.32
                                       7/31/2009   23,728.23   20,937.71
                                       8/31/2009   25,234.49   22,551.53
                                       9/30/2009   26,576.61   23,819.00
                                      10/31/2009   26,091.70   23,451.56
                                      11/30/2009   26,446.06   23,634.35
       2010                           12/31/2009   26,702.83   23,933.21
                                       1/31/2010   26,290.00   23,617.85
                                       2/28/2010   26,252.46   23,482.65
                                       3/31/2010   28,127.68   25,228.40
                                       4/30/2010   28,559.54   25,726.95
                                       5/31/2010   25,179.72   22,635.77
                                       6/30/2010   25,120.59   22,423.39
                                       7/31/2010   27,416.35   24,346.48
                                       8/31/2010   26,600.50   23,713.92
                                       9/30/2010   29,526.13   26,404.59
                                      10/31/2010   30,685.89   27,492.88
                                      11/30/2010   29,830.33   26,772.19
       2011                           12/31/2010   33,087.83   29,798.98
                                       1/31/2011   33,492.28   29,955.31
                                       2/28/2011   34,513.03   30,807.03
                                       3/31/2011   34,459.12   30,778.57
                                       4/30/2011   36,097.27   32,304.59
                                       5/31/2011   35,095.11   31,410.01
                                       6/30/2011   34,382.80   30,730.42
                                       7/31/2011   34,051.64   30,562.75
                                       8/31/2011   31,382.83   28,148.42
                                       9/30/2011   27,673.54   24,916.75
       10/11                          10/31/2011   29,788.71   26,939.66

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -2.92% 0.35% 11.53%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                Japanese Small    MSCI
                                                   Company       JAPAN
                                                  Portfolio-   SMALL CAP
                                      ROUNDED   Institutional    INDEX
                                      JAPF - 6      Class      (NET DIV.)
      10/31/2001                     ---------- -------------- ----------
      10/01                          10/31/2001   10,000.00    10,000.00
                                     11/30/2001    9,334.81     9,612.18
                                     12/31/2001    8,281.19     8,450.66
                                      1/31/2002    7,832.35     7,877.64
                                      2/28/2002    8,460.73     8,289.40
                                      3/31/2002    8,887.13     8,875.95
                                      4/30/2002    9,257.43     9,462.07
                                      5/31/2002   10,166.34    10,453.56
                                      6/30/2002    9,706.28     9,993.50
                                      7/31/2002    9,594.06     9,677.48
                                      8/31/2002    9,459.41     9,452.00
                                      9/30/2002    9,190.10     9,074.03
                                     10/31/2002    8,460.73     8,135.29
                                     11/30/2002    8,404.62     8,196.37
      2003                           12/31/2002    8,340.30     8,013.23
                                      1/31/2003    8,340.30     7,966.77
                                      2/28/2003    8,953.89     8,370.73
                                      3/31/2003    9,022.06     8,235.14
                                      4/30/2003    9,419.76     8,492.03
                                      5/31/2003    9,999.26     8,880.07
                                      6/30/2003   10,771.94     9,876.75
                                      7/31/2003   10,908.29     9,992.74
                                      8/31/2003   11,851.40    11,252.49
                                      9/30/2003   12,601.35    12,071.13
                                     10/31/2003   13,089.95    12,965.80
                                     11/30/2003   12,271.82    12,074.92
      2004                           12/31/2003   12,993.55    12,938.18
                                      1/31/2004   13,606.23    13,409.29
                                      2/29/2004   13,687.15    13,374.63
                                      3/31/2004   16,438.45    15,826.55
                                      4/30/2004   15,906.69    15,323.06
                                      5/31/2004   15,143.72    14,562.03
                                      6/30/2004   16,577.17    16,093.72
                                      7/31/2004   15,536.77    14,774.84
                                      8/31/2004   15,767.97    14,929.06
                                      9/30/2004   15,386.48    14,478.43
                                     10/31/2004   15,687.05    14,746.14
                                     11/30/2004   16,172.57    15,387.82
      2005                           12/31/2004   16,945.25    16,132.71
                                      1/31/2005   17,623.53    16,681.47
                                      2/28/2005   18,266.72    17,000.41
                                      3/31/2005   18,371.97    16,960.77
                                      4/30/2005   17,869.11    16,822.91
                                      5/31/2005   17,553.36    16,513.06
                                      6/30/2005   17,883.03    16,736.48
                                      7/31/2005   18,257.79    17,210.51
                                      8/31/2005   19,253.24    17,801.18
                                      9/30/2005   20,037.89    18,913.75
                                     10/31/2005   20,646.88    19,291.61
                                     11/30/2005   21,045.06    20,116.10
      2006                           12/31/2005   23,433.25    22,836.49
                                      1/31/2006   24,422.89    23,564.37
                                      2/28/2006   22,950.21    22,029.98
                                      3/31/2006   23,963.42    23,018.22
                                      4/30/2006   24,422.89    23,132.47
                                      5/31/2006   22,691.02    21,276.86
                                      6/30/2006   21,821.10    20,610.49
                                      7/31/2006   20,779.18    19,247.96
                                      8/31/2006   21,110.70    19,759.90
                                      9/30/2006   20,735.78    19,327.46
                                     10/31/2006   20,569.80    19,203.45
                                     11/30/2006   20,427.53    19,041.76
      2007                           12/31/2006   20,604.92    19,152.66
                                      1/31/2007   21,022.51    19,525.00
                                      2/28/2007   21,869.61    20,295.43
                                      3/31/2007   21,690.64    20,108.45
                                      4/30/2007   21,392.37    19,764.20
                                      5/31/2007   20,950.92    19,293.11
                                      6/30/2007   21,288.71    19,419.79
                                      7/31/2007   21,396.71    19,414.82
                                      8/31/2007   20,496.68    18,232.06
                                      9/30/2007   20,467.04    18,121.39
                                     10/31/2007   20,599.16    18,776.67
                                     11/30/2007   20,118.71    17,987.27
      2008                           12/31/2007   18,847.24    16,911.13
                                      1/31/2008   18,327.07    16,080.52
                                      2/29/2008   18,169.81    16,256.79
                                      3/31/2008   18,526.52    16,262.06
                                      4/30/2008   18,659.72    16,463.98
                                      5/31/2008   19,337.81    16,971.30
                                      6/30/2008   18,420.05    15,929.21
                                      7/31/2008   17,906.34    15,407.85
                                      8/31/2008   16,915.62    14,727.10
                                      9/30/2008   15,804.74    13,289.05
                                     10/31/2008   14,653.97    11,886.37
                                     11/30/2008   15,033.48    12,371.81
      2009                           12/31/2008   16,563.40    13,335.23
                                      1/31/2009   15,426.22    12,636.29
                                      2/28/2009   13,411.41    10,974.99
                                      3/31/2009   14,032.87    11,362.30
                                      4/30/2009   14,589.73    11,943.61
                                      5/31/2009   16,384.05    13,405.20
                                      6/30/2009   17,468.24    14,257.97
                                      7/31/2009   17,830.34    14,614.88
                                      8/31/2009   18,766.81    15,434.15
                                      9/30/2009   18,564.47    15,373.22
                                     10/31/2009   17,889.86    14,810.53
                                     11/30/2009   17,165.27    14,281.12
      2010                           12/31/2009   17,094.20    14,014.45
                                      1/31/2010   17,320.78    14,316.74
                                      2/28/2010   17,648.06    14,588.56
                                      3/31/2010   18,544.40    15,252.36
                                      4/30/2010   19,085.75    15,665.44
                                      5/31/2010   17,486.88    14,578.75
                                      6/30/2010   17,756.80    14,643.15
                                      7/31/2010   18,061.64    14,820.66
                                      8/31/2010   17,566.28    14,506.95
                                      9/30/2010   18,342.37    15,100.17
                                     10/31/2010   17,948.59    14,976.12
                                     11/30/2010   18,393.18    15,267.84
      2011                           12/31/2010   20,085.70    16,808.33
                                      1/31/2011   20,533.19    17,008.22
                                      2/28/2011   21,479.30    17,692.38
                                      3/31/2011   20,136.84    16,600.65
                                      4/30/2011   20,034.56    16,615.70
                                      5/31/2011   19,702.14    16,368.73
                                      6/30/2011   20,682.37    16,978.44
                                      7/31/2011   21,430.71    17,683.68
                                      8/31/2011   20,850.10    16,960.86
                                      9/30/2011   20,736.64    16,976.25
      10/11                          10/31/2011   19,665.61    16,350.07

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       9.57% -0.90% 7.00%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

      10/31/2001                        ROUNDED  $   47,226   $   44,164
                                                Asia Pacific
                                                    Small        MSCI
                                                   Company    PACIFIC EX
                                                 Portfolio-   JAPAN SMALL
                                                Institutional  CAP INDEX
                                     PRFD - 27      Class     (NET DIV.)
      -                              ---------- ------------- -----------
      10/01                          10/31/2001   10,000.00    10,000.00
                                     11/30/2001   10,547.95    10,540.34
                                     12/31/2001   10,708.44    10,696.29
                                      1/31/2002   11,206.84    11,048.01
                                      2/28/2002   11,320.76    11,116.83
                                      3/31/2002   11,804.92    11,635.32
                                      4/30/2002   11,876.12    11,658.69
                                      5/31/2002   12,545.39    12,522.73
                                      6/30/2002   12,146.67    12,105.21
                                      7/31/2002   11,420.44    11,327.86
                                      8/31/2002   11,619.80    11,600.69
                                      9/30/2002   10,836.60    10,932.32
                                     10/31/2002   11,164.12    11,188.80
                                     11/30/2002   11,278.04    11,438.25
      2003                           12/31/2002   11,419.16    11,624.82
                                      1/31/2003   11,793.31    12,055.00
                                      2/28/2003   11,853.17    11,866.69
                                      3/31/2003   11,613.72    11,838.56
                                      4/30/2003   11,942.97    12,491.67
                                      5/31/2003   13,155.23    13,379.83
                                      6/30/2003   13,768.84    14,093.87
                                      7/31/2003   14,696.74    14,415.18
                                      8/31/2003   15,729.40    15,115.04
                                      9/30/2003   16,986.55    16,317.91
                                     10/31/2003   17,974.32    17,665.90
                                     11/30/2003   18,109.01    17,587.77
      2004                           12/31/2003   18,908.72    18,740.21
                                      1/31/2004   20,091.49    19,507.16
                                      2/29/2004   20,682.87    20,096.75
                                      3/31/2004   20,029.24    20,136.47
                                      4/30/2004   18,566.34    18,997.55
                                      5/31/2004   18,426.28    18,911.52
                                      6/30/2004   18,489.59    18,933.81
                                      7/31/2004   18,819.20    19,648.28
                                      8/31/2004   19,258.68    20,295.55
                                      9/30/2004   20,440.48    21,507.08
                                     10/31/2004   21,403.32    22,883.75
                                     11/30/2004   22,950.16    24,644.82
      2005                           12/31/2004   23,466.63    25,686.55
                                      1/31/2005   23,998.87    25,910.67
                                      2/28/2005   24,676.26    26,735.96
                                      3/31/2005   23,837.59    25,975.82
                                      4/30/2005   23,031.17    25,553.33
                                      5/31/2005   22,498.94    25,881.67
                                      6/30/2005   23,511.21    27,296.65
                                      7/31/2005   24,291.12    28,433.08
                                      8/31/2005   24,924.80    28,410.57
                                      9/30/2005   25,836.87    29,843.62
                                     10/31/2005   24,366.08    28,090.23
                                     11/30/2005   24,970.73    29,155.56
      2006                           12/31/2005   25,343.42    29,727.83
                                      1/31/2006   27,048.58    31,429.05
                                      2/28/2006   27,433.08    31,744.73
                                      3/31/2006   28,820.61    33,088.83
                                      4/30/2006   30,458.91    35,223.04
                                      5/31/2006   28,737.03    33,424.53
                                      6/30/2006   28,536.65    33,017.40
                                      7/31/2006   29,076.03    33,356.24
                                      8/31/2006   29,783.97    34,444.29
                                      9/30/2006   30,085.32    35,013.74
                                     10/31/2006   32,542.99    37,454.98
                                     11/30/2006   34,339.63    39,731.51
      2007                           12/31/2006   35,307.16    41,214.77
                                      1/31/2007   36,223.11    42,261.59
                                      2/28/2007   37,173.62    43,067.41
                                      3/31/2007   39,109.20    45,289.34
                                      4/30/2007   41,839.76    48,429.84
                                      5/31/2007   45,399.86    50,331.04
                                      6/30/2007   47,251.52    51,639.92
                                      7/31/2007   47,983.03    51,626.14
                                      8/31/2007   44,377.77    48,303.77
                                      9/30/2007   49,572.02    52,590.28
                                     10/31/2007   53,898.63    56,185.13
                                     11/30/2007   50,325.24    51,671.82
      2008                           12/31/2007   49,448.46    50,960.73
                                      1/31/2008   44,466.38    44,132.03
                                      2/29/2008   45,813.84    46,753.63
                                      3/31/2008   43,587.72    43,804.20
                                      4/30/2008   46,618.36    46,734.65
                                      5/31/2008   48,650.67    47,238.82
                                      6/30/2008   43,843.03    41,953.90
                                      7/31/2008   41,250.26    40,024.66
                                      8/31/2008   38,351.40    36,773.53
                                      9/30/2008   31,760.49    29,594.72
                                     10/31/2008   21,185.75    19,141.79
                                     11/30/2008   19,154.24    17,052.75
      2009                           12/31/2008   21,241.81    19,034.03
                                      1/31/2009   18,614.54    16,938.03
                                      2/28/2009   17,589.71    15,886.23
                                      3/31/2009   20,316.82    18,163.07
                                      4/30/2009   23,341.93    21,414.23
                                      5/31/2009   29,373.49    26,548.71
                                      6/30/2009   29,585.49    27,296.09
                                      7/31/2009   33,847.01    31,237.80
                                      8/31/2009   35,393.22    32,843.12
                                      9/30/2009   38,139.14    35,594.15
                                     10/31/2009   38,971.95    36,447.47
                                     11/30/2009   40,789.00    37,495.39
      2010                           12/31/2009   41,855.25    38,993.74
                                      1/31/2010   39,576.76    36,500.35
                                      2/28/2010   40,266.05    36,957.83
                                      3/31/2010   43,576.62    40,003.60
                                      4/30/2010   44,152.02    41,122.24
                                      5/31/2010   38,033.65    34,913.27
                                      6/30/2010   37,555.64    34,714.24
                                      7/31/2010   41,713.38    38,246.22
                                      8/31/2010   41,655.09    38,161.09
                                      9/30/2010   47,973.93    43,890.56
                                     10/31/2010   50,022.43    45,838.85
                                     11/30/2010   49,339.60    45,226.66
      2011                           12/31/2010   54,166.33    49,791.31
                                      1/31/2011   52,994.51    48,343.35
                                      2/28/2011   53,317.77    48,608.02
                                      3/31/2011   54,436.38    50,100.04
                                      4/30/2011   56,722.26    52,126.61
                                      5/31/2011   55,043.25    50,933.42
                                      6/30/2011   53,172.18    49,122.18
                                      7/31/2011   54,030.79    49,846.74
                                      8/31/2011   50,248.84    46,379.74
                                      9/30/2011   40,868.72    37,947.11
      10/11                          10/31/2011   47,225.62    44,164.23

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -5.59% 7.73% 16.79%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                United Kingdom
                                                Small Company   MSCI UK
                                                  Portfolio-   SMALL CAP
                                      ROUNDED   Institutional    INDEX
                                      UKF - 7       Class      (NET DIV.)
      10/31/2001                     ---------- -------------- ----------
      10/01                          10/31/2001   10,000.00    10,000.00
                                     11/30/2001   10,663.60    10,936.71
                                     12/31/2001   11,097.57    11,303.48
                                      1/31/2002   10,792.07    10,713.26
                                      2/28/2002   10,898.64    10,717.24
                                      3/31/2002   11,445.71    11,515.80
                                      4/30/2002   11,943.04    11,944.79
                                      5/31/2002   12,070.92    11,810.27
                                      6/30/2002   11,587.80    11,087.75
                                      7/31/2002   10,749.44     9,862.08
                                      8/31/2002   10,756.55     9,944.34
                                      9/30/2002    9,840.04     9,255.93
                                     10/31/2002    9,797.41     9,267.18
                                     11/30/2002   10,117.12     9,438.37
      2003                           12/31/2002   10,091.59     9,165.00
                                      1/31/2003    9,841.95     8,476.23
                                      2/28/2003    9,516.66     8,230.16
                                      3/31/2003    9,425.88     8,220.08
                                      4/30/2003   10,310.98     9,320.73
                                      5/31/2003   11,544.06    10,677.75
                                      6/30/2003   12,194.64    11,029.52
                                      7/31/2003   12,686.36    11,727.54
                                      8/31/2003   13,215.90    12,285.65
                                      9/30/2003   13,722.75    12,608.01
                                     10/31/2003   14,501.94    13,630.49
                                     11/30/2003   14,570.02    13,744.04
      2004                           12/31/2003   15,375.33    14,514.71
                                      1/31/2004   16,518.62    15,744.72
                                      2/29/2004   17,464.79    16,811.38
                                      3/31/2004   17,228.25    16,747.28
                                      4/30/2004   16,597.47    16,164.56
                                      5/31/2004   16,621.12    16,155.31
                                      6/30/2004   17,182.68    16,715.76
                                      7/31/2004   16,538.33    15,959.27
                                      8/31/2004   16,419.00    15,740.85
                                      9/30/2004   16,879.98    16,258.19
                                     10/31/2004   17,408.73    16,876.88
                                     11/30/2004   18,802.71    18,241.41
      2005                           12/31/2004   19,575.71    19,293.66
                                      1/31/2005   20,123.93    19,726.86
                                      2/28/2005   20,807.09    20,193.81
                                      3/31/2005   20,330.85    19,941.65
                                      4/30/2005   19,638.23    19,040.32
                                      5/31/2005   19,249.69    18,871.47
                                      6/30/2005   19,596.35    19,161.83
                                      7/31/2005   19,979.10    19,730.96
                                      8/31/2005   21,101.80    20,685.84
                                      9/30/2005   20,849.94    20,721.81
                                     10/31/2005   20,258.64    20,090.81
                                     11/30/2005   21,124.17    21,093.61
      2006                           12/31/2005   22,047.47    22,005.02
                                      1/31/2006   23,765.22    23,797.00
                                      2/28/2006   24,085.01    24,170.09
                                      3/31/2006   24,477.90    24,659.07
                                      4/30/2006   25,702.25    25,964.07
                                      5/31/2006   25,172.31    25,387.80
                                      6/30/2006   25,142.09    25,172.31
                                      7/31/2006   25,316.62    24,976.62
                                      8/31/2006   26,373.01    25,875.37
                                      9/30/2006   27,133.76    26,633.97
                                     10/31/2006   28,657.61    28,159.38
                                     11/30/2006   30,449.29    29,984.30
      2007                           12/31/2006   32,101.73    31,391.24
                                      1/31/2007   32,307.45    31,318.01
                                      2/28/2007   32,297.65    31,415.74
                                      3/31/2007   33,796.45    32,715.16
                                      4/30/2007   34,952.39    34,339.00
                                      5/31/2007   35,412.81    34,559.59
                                      6/30/2007   34,105.75    33,553.76
                                      7/31/2007   33,908.38    33,365.13
                                      8/31/2007   33,701.14    32,142.02
                                      9/30/2007   32,527.80    30,320.58
                                     10/31/2007   35,116.93    33,652.34
                                     11/30/2007   31,039.79    29,758.35
      2008                           12/31/2007   29,394.81    28,264.30
                                      1/31/2008   27,410.09    25,990.00
                                      2/29/2008   27,796.59    26,870.55
                                      3/31/2008   27,681.28    26,532.84
                                      4/30/2008   28,141.59    27,026.34
                                      5/31/2008   28,214.82    27,154.23
                                      6/30/2008   25,960.48    25,297.80
                                      7/31/2008   25,039.74    24,288.46
                                      8/31/2008   24,616.42    23,652.70
                                      9/30/2008   20,809.36    19,303.37
                                     10/31/2008   15,220.38    13,947.23
                                     11/30/2008   14,132.44    12,653.82
      2009                           12/31/2008   13,809.16    12,332.82
                                      1/31/2009   13,475.24    12,265.18
                                      2/28/2009   12,915.12    11,858.58
                                      3/31/2009   13,468.89    12,546.32
                                      4/30/2009   16,285.70    15,428.40
                                      5/31/2009   17,947.73    17,057.98
                                      6/30/2009   18,025.70    17,178.38
                                      7/31/2009   19,586.03    18,759.16
                                      8/31/2009   21,102.72    20,567.85
                                      9/30/2009   21,714.63    21,042.33
                                     10/31/2009   21,736.56    21,072.79
                                     11/30/2009   21,659.83    20,853.53
      2010                           12/31/2009   22,105.52    21,368.65
                                      1/31/2010   21,884.25    21,269.47
                                      2/28/2010   21,131.91    20,316.81
                                      3/31/2010   22,894.02    22,107.47
                                      4/30/2010   23,725.12    22,989.86
                                      5/31/2010   21,032.35    20,226.43
                                      6/30/2010   21,429.30    20,313.81
                                      7/31/2010   24,314.87    22,757.26
                                      8/31/2010   23,408.93    22,139.12
                                      9/30/2010   25,901.11    24,578.39
                                     10/31/2010   27,250.13    25,626.08
                                     11/30/2010   25,901.11    24,558.85
      2011                           12/31/2010   28,533.50    27,128.52
                                      1/31/2011   28,941.93    27,390.91
                                      2/28/2011   29,804.17    28,113.28
                                      3/31/2011   29,236.44    27,628.21
                                      4/30/2011   31,817.79    30,160.70
                                      5/31/2011   31,613.11    29,778.97
                                      6/30/2011   30,603.31    28,775.86
                                      7/31/2011   30,385.29    28,696.23
                                      8/31/2011   27,344.47    25,768.96
                                      9/30/2011   24,576.81    23,051.45
      10/11                          10/31/2011   27,173.60    25,570.45

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -0.28% -1.06% 10.51%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

                                                  Continental     MSCI
                                                 Small Company EUROPE EX
                                                  Portfolio-    UK SMALL
                                       ROUNDED   Institutional CAP INDEX
                                      CONF - 12      Class     (NET DIV.)
       10/31/2001                     ---------- ------------- ----------
       10/01                          10/31/2001   10,000.00   10,000.00
                                      11/30/2001   10,418.41   10,756.14
                                      12/31/2001   10,496.77   10,854.44
                                       1/31/2002   10,508.75   10,862.21
                                       2/28/2002   10,664.53   10,914.49
                                       3/31/2002   11,203.74   11,613.59
                                       4/30/2002   11,647.10   11,931.29
                                       5/31/2002   12,114.42   12,138.16
                                       6/30/2002   12,114.42   11,861.08
                                       7/31/2002   11,155.81   10,602.31
                                       8/31/2002   11,000.04   10,326.98
                                       9/30/2002    9,849.71    9,021.19
                                      10/31/2002   10,149.27    9,563.57
                                      11/30/2002   10,700.47   10,087.76
       2003                           12/31/2002   10,901.68    9,850.93
                                       1/31/2003   10,811.26    9,720.16
                                       2/28/2003   10,501.26    9,292.75
                                       3/31/2003   10,423.76    9,271.06
                                       4/30/2003   11,728.34   10,633.78
                                       5/31/2003   12,903.76   11,679.16
                                       6/30/2003   13,123.35   11,852.81
                                       7/31/2003   13,575.43   12,274.82
                                       8/31/2003   13,872.51   12,628.64
                                       9/30/2003   14,582.93   13,344.66
                                      10/31/2003   15,474.18   14,459.38
                                      11/30/2003   16,275.02   15,228.81
       2004                           12/31/2003   17,273.62   16,025.45
                                       1/31/2004   18,113.20   16,831.49
                                       2/29/2004   18,704.02   17,399.32
                                       3/31/2004   18,315.32   16,798.90
                                       4/30/2004   18,097.65   16,534.35
                                       5/31/2004   18,284.22   16,587.01
                                       6/30/2004   18,836.67   17,178.66
                                       7/31/2004   18,212.94   16,488.34
                                       8/31/2004   18,322.09   16,540.62
                                       9/30/2004   19,267.64   17,462.76
                                      10/31/2004   19,988.22   18,202.98
                                      11/30/2004   22,118.63   20,223.29
       2005                           12/31/2004   23,254.65   21,234.33
                                       1/31/2005   23,583.80   21,472.42
                                       2/28/2005   25,081.45   22,976.81
                                       3/31/2005   24,390.23   22,390.05
                                       4/30/2005   23,731.92   21,731.32
                                       5/31/2005   23,781.30   22,040.87
                                       6/30/2005   24,425.41   22,746.24
                                       7/31/2005   25,931.32   24,306.80
                                       8/31/2005   26,791.83   24,996.99
                                       9/30/2005   27,470.37   25,850.55
                                      10/31/2005   26,109.30   24,066.45
                                      11/30/2005   26,192.29   24,373.37
       2006                           12/31/2005   27,532.82   25,785.86
                                       1/31/2006   30,173.46   28,663.11
                                       2/28/2006   31,022.90   29,472.42
                                       3/31/2006   33,017.23   31,376.50
                                       4/30/2006   35,288.54   33,599.80
                                       5/31/2006   33,571.21   31,872.74
                                       6/30/2006   32,949.00   31,146.44
                                       7/31/2006   32,855.76   30,805.67
                                       8/31/2006   33,713.52   31,530.47
                                       9/30/2006   34,151.20   31,861.33
                                      10/31/2006   35,855.01   33,564.19
                                      11/30/2006   38,326.48   35,912.99
       2007                           12/31/2006   40,149.91   37,607.07
                                       1/31/2007   42,001.20   38,811.43
                                       2/28/2007   42,039.77   38,977.52
                                       3/31/2007   44,488.88   41,050.13
                                       4/30/2007   46,822.28   43,534.46
                                       5/31/2007   47,709.36   44,293.47
                                       6/30/2007   47,175.05   43,870.15
                                       7/31/2007   46,902.81   43,549.02
                                       8/31/2007   45,211.04   41,578.04
                                       9/30/2007   46,204.69   42,405.35
                                      10/31/2007   48,431.89   44,942.91
                                      11/30/2007   44,837.11   41,727.51
       2008                           12/31/2007   43,943.07   40,882.27
                                       1/31/2008   39,751.20   35,959.03
                                       2/29/2008   41,448.39   38,135.17
                                       3/31/2008   42,754.01   38,910.66
                                       4/30/2008   43,244.96   39,575.33
                                       5/31/2008   44,063.22   40,190.70
                                       6/30/2008   40,333.39   36,476.45
                                       7/31/2008   38,191.98   34,405.48
                                       8/31/2008   37,131.67   33,465.93
                                       9/30/2008   30,658.55   26,537.01
                                      10/31/2008   22,470.37   19,070.42
                                      11/30/2008   20,711.27   17,489.52
       2009                           12/31/2008   22,870.01   19,105.69
                                       1/31/2009   20,270.67   17,389.96
                                       2/28/2009   18,509.82   15,858.85
                                       3/31/2009   19,839.69   17,085.09
                                       4/30/2009   23,069.41   20,641.43
                                       5/31/2009   26,424.96   23,722.81
                                       6/30/2009   26,084.03   23,418.72
                                       7/31/2009   28,152.84   25,521.22
                                       8/31/2009   30,498.91   28,140.39
                                       9/30/2009   33,101.82   30,837.40
                                      10/31/2009   32,159.72   29,995.79
                                      11/30/2009   33,123.23   30,612.47
       2010                           12/31/2009   33,008.15   30,750.49
                                       1/31/2010   32,449.42   30,340.42
                                       2/28/2010   31,761.75   29,476.79
                                       3/31/2010   34,104.13   31,867.58
                                       4/30/2010   33,781.78   31,666.40
                                       5/31/2010   28,968.09   26,767.57
                                       6/30/2010   28,764.08   26,367.41
                                       7/31/2010   32,209.66   29,526.59
                                       8/31/2010   30,726.75   28,123.38
                                       9/30/2010   34,971.79   32,463.01
                                      10/31/2010   36,957.09   34,545.61
                                      11/30/2010   34,055.50   31,928.47
       2011                           12/31/2010   38,478.41   36,398.58
                                       1/31/2011   39,553.35   37,221.62
                                       2/28/2011   40,211.48   37,852.76
                                       3/31/2011   41,571.60   39,130.12
                                       4/30/2011   44,357.67   41,863.46
                                       5/31/2011   42,843.98   40,266.66
                                       6/30/2011   41,451.69   38,966.49
                                       7/31/2011   39,091.93   36,601.48
                                       8/31/2011   35,084.78   32,777.62
                                       9/30/2011   29,769.07   27,853.45
       10/11                          10/31/2011   32,837.82   30,905.90

                     AVERAGE ANNUAL   ONE    FIVE    TEN
                     TOTAL RETURN     YEAR   YEARS  YEARS
                     --------------  ------  -----  -----
                                     -11.09% -1.74% 12.63%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL EX US REIT INDEX (NET DIVIDENDS)
MARCH 1, 2007-OCTOBER 31, 2011

GROWTH OF $10,000

                                                 International
                                                  Real Estate     S&P
                                                  Securities   GLOBAL EX
                                                  Portfolio-    US REIT
                                       ROUNDED   Institutional   INDEX
                                      RENT - 340     Class     (NET DIV.)
       3/1/2007                       ---------- ------------- ----------
       03/07                            3/1/2007   10,000.00   10,000.00
                                       3/31/2007   10,480.00   10,343.27
                                       4/30/2007   10,570.00   10,491.72
                                       5/31/2007   10,780.00   10,646.63
                                       6/30/2007   10,061.02    9,995.03
                                       7/31/2007    9,458.56    9,512.55
                                       8/31/2007    9,679.46    9,662.11
                                       9/30/2007   10,130.21   10,149.19
                                      10/31/2007   10,211.17   10,249.08
                                      11/30/2007    9,462.29    9,432.93
       2008                           12/31/2007    8,994.76    9,060.72
                                       1/31/2008    8,627.41    8,529.16
                                       2/29/2008    8,585.43    8,635.04
                                       3/31/2008    8,606.07    8,552.22
                                       4/30/2008    8,658.74    8,703.49
                                       5/31/2008    8,332.20    8,347.70
                                       6/30/2008    7,449.80    7,504.99
                                       7/31/2008    7,214.99    7,301.26
                                       8/31/2008    6,969.51    7,087.95
                                       9/30/2008    6,457.20    6,367.96
                                      10/31/2008    4,461.34    4,537.39
                                      11/30/2008    4,151.82    4,233.75
       2009                           12/31/2008    4,324.57    4,362.99
                                       1/31/2009    3,873.40    3,947.40
                                       2/28/2009    3,356.22    3,433.41
                                       3/31/2009    3,587.30    3,636.04
                                       4/30/2009    3,950.43    4,052.54
                                       5/31/2009    4,478.62    4,503.14
                                       6/30/2009    4,577.66    4,609.94
                                       7/31/2009    4,984.81    5,022.02
                                       8/31/2009    5,535.01    5,633.82
                                       9/30/2009    5,887.13    6,016.63
                                      10/31/2009    5,766.09    5,921.55
                                      11/30/2009    5,832.11    5,925.69
       2010                           12/31/2009    5,925.17    6,027.38
                                       1/31/2010    5,703.90    5,831.47
                                       2/28/2010    5,728.49    5,809.07
                                       3/31/2010    5,925.17    6,011.15
                                       4/30/2010    5,974.34    6,081.70
                                       5/31/2010    5,347.41    5,413.77
                                       6/30/2010    5,359.70    5,434.68
                                       7/31/2010    5,986.64    6,026.40
                                       8/31/2010    5,998.93    6,043.94
                                       9/30/2010    6,576.70    6,623.55
                                      10/31/2010    6,859.43    6,894.46
                                      11/30/2010    6,429.18    6,471.12
       2011                           12/31/2010    6,997.24    7,046.48
                                       1/31/2011    7,025.11    7,045.19
                                       2/28/2011    7,317.83    7,329.36
                                       3/31/2011    7,331.76    7,347.93
                                       4/30/2011    7,791.74    7,804.14
                                       5/31/2011    7,749.93    7,760.85
                                       6/30/2011    7,694.17    7,685.02
                                       7/31/2011    7,568.72    7,574.71
                                       8/31/2011    7,262.07    7,261.43
                                       9/30/2011    6,328.18    6,367.00
       10/11                          10/31/2011    6,829.97    6,889.28

                        AVERAGE ANNUAL   ONE     FROM
                        TOTAL RETURN     YEAR  3/1/2007
                        --------------  -----  --------
                                        -0.43%  -7.84%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
S&P GLOBAL REIT INDEX (NET DIVIDENDS)
JUNE 4, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

                                                                 S&P
                                                  DFA Global    GLOBAL
                                                  Real Estate    REIT
                                        ROUNDED   Securities    INDEX
                                       GRND - 416  Portfolio  (NET DIV.)
        6/4/2008                       ---------- ----------- ----------
        06/08                            6/4/2008  10,000.00  10,000.00
                                        6/30/2008   9,000.00   8,970.16
                                        7/31/2008   9,020.00   8,994.62
                                        8/31/2008   9,000.00   8,979.20
                                        9/30/2008   8,710.00   8,552.07
                                       10/31/2008   6,040.00   5,938.93
                                       11/30/2008   5,040.00   4,954.84
                                       12/31/2008   5,631.59   5,465.27
                                        1/31/2009   4,816.90   4,697.67
                                        2/28/2009   3,981.83   3,886.94
                                        3/31/2009   4,185.51   4,070.44
                                        4/30/2009   5,051.12   4,921.28
                                        5/31/2009   5,438.10   5,234.90
                                        6/30/2009   5,407.55   5,208.16
                                        7/31/2009   5,937.10   5,715.60
                                        8/31/2009   6,670.33   6,460.23
                                        9/30/2009   7,108.23   6,888.89
                                       10/31/2009   6,874.01   6,673.05
                                       11/30/2009   7,159.15   6,896.88
        2010                           12/31/2009   7,471.24   7,198.88
                                        1/31/2010   7,133.13   6,884.34
                                        2/28/2010   7,362.17   7,065.68
                                        3/31/2010   7,874.80   7,556.93
                                        4/30/2010   8,202.01   7,886.77
                                        5/31/2010   7,591.22   7,269.80
                                        6/30/2010   7,373.08   7,054.41
                                        7/31/2010   8,158.38   7,771.86
                                        8/31/2010   8,114.75   7,722.45
                                        9/30/2010   8,649.19   8,230.82
                                       10/31/2010   9,030.93   8,595.33
                                       11/30/2010   8,681.91   8,264.42
        2011                           12/31/2010   9,248.98   8,788.84
                                        1/31/2011   9,447.51   8,947.22
                                        2/28/2011   9,856.24   9,333.79
                                        3/31/2011   9,786.17   9,257.53
                                        4/30/2011  10,370.07   9,804.23
                                        5/31/2011  10,428.46   9,852.53
                                        6/30/2011  10,194.90   9,617.22
                                        7/31/2011  10,218.26   9,646.76
                                        8/31/2011   9,727.78   9,152.80
                                        9/30/2011   8,583.33   8,093.32
        10/11                          10/31/2011   9,587.64   9,051.92

                         AVERAGE ANNUAL  ONE     FROM
                         TOTAL RETURN    YEAR  6/4/2008
                         --------------  ----  --------
                                         6.17%  -1.23%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001
                                                              MSCI WORLD
                                           DFA International    EX USA
                                            Small Cap Value   SMALL CAP
                                ROUNDED       Portfolio-        INDEX
                               SVAL - 66  Institutional Class (NET DIV.)
                               ---------- ------------------- ----------
10/01                          10/31/2001      10,000.00      10,000.00
                               11/30/2001      10,054.42      10,395.60
                               12/31/2001       9,904.10      10,209.62
                                1/31/2002       9,806.46      10,017.36
                                2/28/2002      10,197.04      10,177.18
                                3/31/2002      10,685.27      10,844.42
                                4/30/2002      11,103.76      11,202.09
                                5/31/2002      11,801.23      11,725.29
                                6/30/2002      11,591.99      11,244.36
                                7/31/2002      10,978.21      10,330.82
                                8/31/2002      10,950.31      10,210.76
                                9/30/2002      10,224.94       9,424.37
                               10/31/2002      10,127.30       9,347.03
                               11/30/2002      10,350.49       9,609.09
2003                           12/31/2002      10,477.58       9,452.36
                                1/31/2003      10,506.05       9,350.69
                                2/28/2003      10,562.99       9,282.15
                                3/31/2003      10,463.34       9,192.36
                                4/30/2003      11,459.85      10,034.96
                                5/31/2003      12,612.95      10,922.10
                                6/30/2003      13,324.74      11,491.68
                                7/31/2003      13,865.70      11,838.49
                                8/31/2003      14,634.44      12,617.69
                                9/30/2003      15,460.12      13,338.97
                               10/31/2003      16,342.74      14,402.49
                               11/30/2003      16,413.92      14,415.18
2004                           12/31/2003      17,443.15      15,295.01
                                1/31/2004      18,506.93      15,952.89
                                2/29/2004      19,075.25      16,435.87
                                3/31/2004      19,876.73      17,069.31
                                4/30/2004      19,177.26      16,459.75
                                5/31/2004      18,987.82      16,282.23
                                6/30/2004      19,851.60      17,104.49
                                7/31/2004      19,160.98      16,350.20
                                8/31/2004      19,396.09      16,434.96
                                9/30/2004      19,911.48      16,884.59
                               10/31/2004      20,560.45      17,509.34
                               11/30/2004      22,359.86      18,909.51
2005                           12/31/2004      23,514.07      19,791.06
                                1/31/2005      24,170.63      20,095.96
                                2/28/2005      25,315.79      20,949.86
                                3/31/2005      25,077.29      20,608.76
                                4/30/2005      24,588.57      20,028.33
                                5/31/2005      24,222.04      20,075.51
                                6/30/2005      24,790.73      20,607.96
                                7/31/2005      25,732.93      21,503.33
                                8/31/2005      26,736.91      22,163.26
                                9/30/2005      27,361.74      23,061.72
                               10/31/2005      26,726.50      22,221.52
                               11/30/2005      27,222.30      22,962.34
2006                           12/31/2005      28,976.07      24,747.26
                                1/31/2006      31,099.45      26,511.50
                                2/28/2006      31,164.79      26,178.73
                                3/31/2006      32,651.16      27,409.50
                                4/30/2006      34,006.86      28,685.27
                                5/31/2006      32,373.49      27,100.04
                                6/30/2006      31,770.84      26,440.10
                                7/31/2006      31,655.61      25,794.33
                                8/31/2006      32,462.23      26,548.51
                                9/30/2006      32,770.31      26,477.11
                               10/31/2006      34,207.31      27,528.30
                               11/30/2006      35,859.04      28,712.35
2007                           12/31/2006      37,203.65      29,562.37
                                1/31/2007      38,195.27      30,165.41
                                2/28/2007      38,885.87      30,694.69
                                3/31/2007      40,575.46      31,712.11
                                4/30/2007      41,779.80      32,934.91
                                5/31/2007      42,576.78      33,421.63
                                6/30/2007      42,397.20      33,348.81
                                7/31/2007      42,289.91      33,143.54
                                8/31/2007      40,555.40      31,395.61
                                9/30/2007      41,399.29      32,104.61
                               10/31/2007      43,030.87      34,272.26
                               11/30/2007      39,534.62      31,454.54
2008                           12/31/2007      38,299.58      30,532.88
                                1/31/2008      35,773.69      27,573.14
                                2/29/2008      36,556.91      28,882.57
                                3/31/2008      36,896.70      28,563.67
                                4/30/2008      37,524.39      29,258.70
                                5/31/2008      38,348.24      29,849.74
                                6/30/2008      34,998.28      27,544.85
                                7/31/2008      33,442.80      26,155.91
                                8/31/2008      32,365.93      25,188.75
                                9/30/2008      27,707.86      20,758.01
                               10/31/2008      21,677.45      15,633.84
                               11/30/2008      20,475.37      14,876.27
2009                           12/31/2008      22,337.07      15,868.29
                                1/31/2009      20,453.71      14,946.71
                                2/28/2009      18,205.83      13,581.48
                                3/31/2009      19,393.60      14,453.64
                                4/30/2009      22,537.96      16,681.70
                                5/31/2009      25,641.75      19,150.28
                                6/30/2009      25,556.78      19,380.32
                                7/31/2009      27,936.07      20,937.71
                                8/31/2009      30,356.37      22,551.53
                                9/30/2009      31,786.64      23,819.00
                               10/31/2009      30,636.00      23,451.56
                               11/30/2009      30,800.37      23,634.35
2010                           12/31/2009      31,162.02      23,933.21
                                1/31/2010      30,563.15      23,617.85
                                2/28/2010      30,274.04      23,482.65
                                3/31/2010      32,731.48      25,228.40
                                4/30/2010      33,144.50      25,726.95
                                5/31/2010      28,683.93      22,635.77
                                6/30/2010      28,107.31      22,423.39
                                7/31/2010      30,840.84      24,346.48
                                8/31/2010      29,401.04      23,713.92
                                9/30/2010      32,702.41      26,404.59
                               10/31/2010      33,725.01      27,492.88
                               11/30/2010      32,765.02      26,772.19
2011                           12/31/2010      36,802.66      29,798.98
                                1/31/2011      37,572.94      29,955.31
                                2/28/2011      38,664.18      30,807.03
                                3/31/2011      38,856.76      30,778.57
                                4/30/2011      40,525.71      32,304.59
                                5/31/2011      39,134.92      31,410.01
                                6/30/2011      38,281.28      30,730.42
                                7/31/2011      37,545.52      30,562.75
                                8/31/2011      33,974.90      28,148.42
                                9/30/2011      29,966.27      24,916.75
10/11                          10/31/2011      32,246.31      26,939.66

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -4.39% -1.17% 12.42%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

8/14/2008
                                          International    MSCI
                                             Vector      WORLD EX
                                ROUNDED      Equity     USA INDEX
                               DVEC - 423   Portfolio   (NET DIV.)
                               ---------- ------------- ----------
08/08                           8/14/2008   10,000.00   10,000.00
                                8/31/2008   10,050.00   10,052.07
                                9/30/2008    8,750.00    8,600.77
                               10/31/2008    6,740.00    6,811.64
                               11/30/2008    6,340.00    6,442.25
                               12/31/2008    6,797.59    6,781.85
                                1/31/2009    6,064.61    6,149.06
                                2/28/2009    5,391.88    5,526.58
                                3/31/2009    5,902.99    5,890.75
                                4/30/2009    6,918.67    6,650.42
                                5/31/2009    7,984.62    7,491.47
                                6/30/2009    7,931.87    7,413.89
                                7/31/2009    8,714.89    8,110.04
                                8/31/2009    9,274.18    8,498.72
                                9/30/2009    9,740.44    8,849.36
                               10/31/2009    9,403.86    8,707.30
                               11/30/2009    9,607.85    8,922.74
2010                           12/31/2009    9,715.33    9,064.98
                                1/31/2010    9,377.49    8,640.06
                                2/28/2010    9,357.02    8,631.40
                                3/31/2010   10,099.40    9,187.04
                                4/30/2010   10,119.88    9,050.06
                                5/31/2010    8,870.26    8,051.38
                                6/30/2010    8,736.26    7,934.91
                                7/31/2010    9,658.59    8,668.30
                                8/31/2010    9,254.43    8,409.20
                                9/30/2010   10,289.42    9,215.87
                               10/31/2010   10,684.37    9,544.18
                               11/30/2010   10,299.81    9,139.99
2011                           12/31/2010   11,396.56    9,875.96
                                1/31/2011   11,659.88   10,088.70
                                2/28/2011   12,049.59   10,462.79
                                3/31/2011   11,880.96   10,253.19
                                4/30/2011   12,482.39   10,811.60
                                5/31/2011   12,070.88   10,491.09
                                6/30/2011   11,822.75   10,341.68
                                7/31/2011   11,544.82   10,171.08
                                8/31/2011   10,518.61    9,311.19
                                9/30/2011    9,259.56    8,376.13
10/11                          10/31/2011   10,044.64    9,190.74

                        AVERAGE ANNUAL   ONE     FROM
                        TOTAL RETURN     YEAR  8/14/2008
                        --------------  -----  ---------
                                        -5.99%   0.14%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2011

GROWTH OF $10,000

8/23/2010
                                                      MSCI ALL
                                                      COUNTRY
                                           World Ex   WORLD EX
                                ROUNDED   U.S. Value USA INDEX
                               GOBL - 510 Portfolio  (NET DIV.)
                               ---------- ---------- ----------
08/10                           8/23/2010 10,000.00  10,000.00
                                8/31/2010  9,890.00   9,919.64
                                9/30/2010 10,980.00  10,906.45
                               10/31/2010 11,350.00  11,277.97
                               11/30/2010 10,850.00  10,842.76
                               12/31/2010 11,859.03  11,691.82
                                1/31/2011 12,122.12  11,806.90
                                2/28/2011 12,385.20  12,117.90
                                3/31/2011 12,311.32  12,090.04
                                4/30/2011 12,899.02  12,680.69
                                5/31/2011 12,432.92  12,315.00
                                6/30/2011 12,237.66  12,136.31
                                7/31/2011 11,919.93  11,970.72
                                8/31/2011 10,669.51  10,944.85
                                9/30/2011  9,313.53   9,727.23
10/11                          10/31/2011 10,261.37  10,751.94

                        AVERAGE ANNUAL   ONE     FROM
                        TOTAL RETURN     YEAR  8/23/2010
                        --------------  -----  ---------
                                        -9.59%   2.19%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001                                    $   48,216       $   47,319
                                           Emerging Markets   MSCI EMERGING
                                ROUNDED       Portfolio-      MARKETS INDEX
                               EMGO - 56  Institutional Class  (NET DIV.)
                               ---------- ------------------- -------------
10/01                          10/31/2001      10,000.00        10,000.00
                               11/30/2001      11,093.95        11,043.27
                               12/31/2001      11,961.39        11,919.10
                                1/31/2002      12,626.64        12,321.28
                                2/28/2002      12,457.07        12,521.02
                                3/31/2002      12,978.83        13,270.30
                                4/30/2002      13,109.27        13,355.36
                                5/31/2002      12,783.17        13,139.34
                                6/30/2002      11,804.87        12,150.05
                                7/31/2002      11,230.93        11,221.22
                                8/31/2002      11,270.06        11,392.69
                                9/30/2002      10,083.05        10,163.15
                               10/31/2002      10,500.46        10,823.45
                               11/30/2002      11,283.10        11,568.33
2003                           12/31/2002      10,831.35        11,183.53
                                1/31/2003      10,818.12        11,134.20
                                2/28/2003      10,646.20        10,821.37
                                3/31/2003      10,474.27        10,512.33
                                4/30/2003      11,876.13        11,447.16
                                5/31/2003      12,748.99        12,265.59
                                6/30/2003      13,238.31        12,960.90
                                7/31/2003      13,502.82        13,766.84
                                8/31/2003      14,111.17        14,688.09
                                9/30/2003      14,732.75        14,795.06
                               10/31/2003      15,856.88        16,053.85
                               11/30/2003      15,698.18        16,249.19
2004                           12/31/2003      17,348.34        17,425.74
                                1/31/2004      17,669.60        18,034.27
                                2/29/2004      18,445.99        18,861.27
                                3/31/2004      18,566.47        19,097.00
                                4/30/2004      17,388.50        17,533.32
                                5/31/2004      17,174.32        17,183.53
                                6/30/2004      17,484.27        17,256.72
                                7/31/2004      17,470.77        16,940.82
                                8/31/2004      17,956.82        17,643.35
                                9/30/2004      18,959.43        18,661.28
                               10/31/2004      19,488.72        19,107.15
                               11/30/2004      21,185.16        20,875.96
2005                           12/31/2004      22,541.38        21,878.59
                                1/31/2005      22,718.98        21,934.15
                                2/28/2005      24,413.00        23,847.87
                                3/31/2005      22,733.92        22,271.83
                                4/30/2005      22,186.78        21,673.95
                                5/31/2005      22,843.35        22,428.37
                                6/30/2005      23,521.90        23,190.38
                                7/31/2005      25,029.18        24,811.33
                                8/31/2005      25,181.29        25,023.81
                                9/30/2005      27,176.77        27,353.90
                               10/31/2005      25,813.06        25,566.00
                               11/30/2005      27,677.72        27,680.93
2006                           12/31/2005      29,271.48        29,317.06
                                1/31/2006      32,057.90        32,591.52
                                2/28/2006      31,959.39        32,552.84
                                3/31/2006      32,393.99        32,839.73
                                4/30/2006      34,323.55        35,178.14
                                5/31/2006      30,351.76        31,492.44
                                6/30/2006      30,304.72        31,415.46
                                7/31/2006      30,858.29        31,865.25
                                8/31/2006      31,823.50        32,677.19
                                9/30/2006      32,251.57        32,949.27
                               10/31/2006      34,168.92        34,513.80
                               11/30/2006      36,343.83        37,079.37
2007                           12/31/2006      37,808.71        38,748.91
                                1/31/2007      38,358.34        38,331.68
                                2/28/2007      37,750.85        38,104.17
                                3/31/2007      39,471.27        39,621.55
                                4/30/2007      41,974.40        41,455.91
                                5/31/2007      44,781.37        43,509.21
                                6/30/2007      45,509.80        45,548.75
                                7/31/2007      46,588.16        47,952.05
                                8/31/2007      45,772.10        46,932.97
                                9/30/2007      49,805.56        52,115.94
                               10/31/2007      55,243.43        57,927.95
                               11/30/2007      51,637.73        53,821.63
2008                           12/31/2007      51,426.30        54,010.37
                                1/31/2008      46,932.44        47,270.20
                                2/29/2008      48,420.17        50,759.33
                                3/31/2008      46,908.75        48,073.18
                                4/30/2008      50,242.91        51,974.50
                                5/31/2008      50,534.84        52,938.69
                                6/30/2008      45,334.03        47,658.72
                                7/31/2008      44,729.99        45,861.03
                                8/31/2008      42,066.01        42,197.96
                                9/30/2008      36,197.13        34,813.18
                               10/31/2008      26,659.23        25,285.56
                               11/30/2008      24,235.66        23,382.14
2009                           12/31/2008      26,124.79        25,205.85
                                1/31/2009      24,127.49        23,578.05
                                2/28/2009      22,545.62        22,247.96
                                3/31/2009      25,804.27        25,445.15
                                4/30/2009      29,616.45        29,679.48
                                5/31/2009      34,661.97        34,750.69
                                6/30/2009      34,356.93        34,282.58
                                7/31/2009      38,274.69        38,137.59
                                8/31/2009      38,403.67        38,001.05
                                9/30/2009      41,768.69        41,450.42
                               10/31/2009      40,893.44        41,501.69
                               11/30/2009      43,324.68        43,284.42
2010                           12/31/2009      44,874.49        44,993.77
                                1/31/2010      42,416.30        42,484.38
                                2/28/2010      42,927.73        42,633.91
                                3/31/2010      46,508.30        46,075.86
                                4/30/2010      46,772.74        46,634.07
                                5/31/2010      42,409.49        42,532.30
                                6/30/2010      42,474.25        42,219.64
                                7/31/2010      46,203.86        45,735.49
                                8/31/2010      45,121.61        44,847.26
                                9/30/2010      50,237.34        49,831.12
                               10/31/2010      51,744.46        51,278.04
                               11/30/2010      50,572.25        49,924.41
2011                           12/31/2010      54,664.62        53,486.99
                                1/31/2011      53,238.28        52,035.83
                                2/28/2011      52,846.03        51,550.58
                                3/31/2011      55,770.04        54,581.43
                                4/30/2011      57,713.43        56,274.56
                                5/31/2011      56,108.79        54,798.52
                                6/30/2011      55,425.22        53,955.51
                                7/31/2011      54,976.94        53,715.88
                                8/31/2011      50,512.08        48,915.60
                                9/30/2011      42,866.36        41,783.97
10/11                          10/31/2011      48,215.62        47,318.56

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -6.82% 7.13% 17.04%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001
                                           Emerging Markets
                                               Small Cap      MSCI EMERGING
                                ROUNDED       Portfolio-      MARKETS INDEX
                               EMGS - 90  Institutional Class  (NET DIV.)
                               ---------- ------------------- -------------
10/01                          10/31/2001      10,000.00        10,000.00
                               11/30/2001      11,058.09        11,043.27
                               12/31/2001      11,902.99        11,919.10
                                1/31/2002      12,821.82        12,321.28
                                2/28/2002      12,696.52        12,521.02
                                3/31/2002      13,490.06        13,270.30
                                4/30/2002      13,865.94        13,355.36
                                5/31/2002      13,740.65        13,139.34
                                6/30/2002      12,842.70        12,150.05
                                7/31/2002      12,237.11        11,221.22
                                8/31/2002      12,383.29        11,392.69
                                9/30/2002      10,963.28        10,163.15
                               10/31/2002      11,422.69        10,823.45
                               11/30/2002      12,299.76        11,568.33
2003                           12/31/2002      11,881.08        11,183.53
                                1/31/2003      12,094.77        11,134.20
                                2/28/2003      11,966.55        10,821.37
                                3/31/2003      11,859.71        10,512.33
                                4/30/2003      13,398.27        11,447.16
                                5/31/2003      14,402.60        12,265.59
                                6/30/2003      15,022.30        12,960.90
                                7/31/2003      15,321.46        13,766.84
                                8/31/2003      16,240.32        14,688.09
                                9/30/2003      16,860.02        14,795.06
                               10/31/2003      18,313.10        16,053.85
                               11/30/2003      18,676.37        16,249.19
2004                           12/31/2003      20,530.76        17,425.74
                                1/31/2004      21,139.72        18,034.27
                                2/29/2004      22,031.42        18,861.27
                                3/31/2004      22,401.15        19,097.00
                                4/30/2004      21,139.72        17,533.32
                                5/31/2004      20,248.03        17,183.53
                                6/30/2004      20,416.04        17,256.72
                                7/31/2004      20,547.19        16,940.82
                                8/31/2004      21,224.81        17,643.35
                                9/30/2004      22,405.91        18,661.28
                               10/31/2004      22,955.08        19,107.15
                               11/30/2004      25,129.77        20,875.96
2005                           12/31/2004      26,460.70        21,878.59
                                1/31/2005      27,195.72        21,934.15
                                2/28/2005      28,918.42        23,847.87
                                3/31/2005      26,901.39        22,271.83
                                4/30/2005      25,911.86        21,673.95
                                5/31/2005      26,418.14        22,428.37
                                6/30/2005      27,087.64        23,190.38
                                7/31/2005      28,571.90        24,811.33
                                8/31/2005      28,757.43        25,023.81
                                9/30/2005      30,643.86        27,353.90
                               10/31/2005      29,149.04        25,566.00
                               11/30/2005      31,227.78        27,680.93
2006                           12/31/2005      33,274.00        29,317.06
                                1/31/2006      36,486.33        32,591.52
                                2/28/2006      36,869.89        32,552.84
                                3/31/2006      37,543.40        32,839.73
                                4/30/2006      40,592.01        35,178.14
                                5/31/2006      36,319.16        31,492.44
                                6/30/2006      34,716.14        31,415.46
                                7/31/2006      35,514.49        31,865.25
                                8/31/2006      36,748.31        32,677.19
                                9/30/2006      37,765.64        32,949.27
                               10/31/2006      40,612.66        34,513.80
                               11/30/2006      43,703.02        37,079.37
2007                           12/31/2006      45,687.89        38,748.91
                                1/31/2007      46,546.48        38,331.68
                                2/28/2007      46,962.78        38,104.17
                                3/31/2007      49,044.23        39,621.55
                                4/30/2007      52,790.84        41,455.91
                                5/31/2007      56,979.77        43,509.21
                                6/30/2007      58,681.90        45,548.75
                                7/31/2007      61,533.58        47,952.05
                                8/31/2007      58,969.68        46,932.97
                                9/30/2007      63,021.90        52,115.94
                               10/31/2007      67,746.57        57,927.95
                               11/30/2007      62,313.20        53,821.63
2008                           12/31/2007      63,056.81        54,010.37
                                1/31/2008      55,452.82        47,270.20
                                2/29/2008      57,058.11        50,759.33
                                3/31/2008      54,354.82        48,073.18
                                4/30/2008      57,679.79        51,974.50
                                5/31/2008      57,313.48        52,938.69
                                6/30/2008      50,709.75        47,658.72
                                7/31/2008      49,913.41        45,861.03
                                8/31/2008      46,898.70        42,197.96
                                9/30/2008      38,426.82        34,813.18
                               10/31/2008      26,766.66        25,285.56
                               11/30/2008      25,129.65        23,382.14
2009                           12/31/2008      28,668.92        25,205.85
                                1/31/2009      26,463.62        23,578.05
                                2/28/2009      24,838.66        22,247.96
                                3/31/2009      28,256.49        25,445.15
                                4/30/2009      33,977.48        29,679.48
                                5/31/2009      41,760.36        34,750.69
                                6/30/2009      41,553.43        34,282.58
                                7/31/2009      46,824.47        38,137.59
                                8/31/2009      47,380.86        38,001.05
                                9/30/2009      51,332.64        41,450.42
                               10/31/2009      51,273.88        41,501.69
                               11/30/2009      54,270.97        43,284.42
2010                           12/31/2009      57,262.50        44,993.77
                                1/31/2010      54,726.67        42,484.38
                                2/28/2010      55,670.24        42,633.91
                                3/31/2010      60,424.43        46,075.86
                                4/30/2010      61,398.07        46,634.07
                                5/31/2010      55,202.20        42,532.30
                                6/30/2010      56,662.30        42,219.64
                                7/31/2010      61,862.04        45,735.49
                                8/31/2010      62,159.17        44,847.26
                                9/30/2010      69,687.49        49,831.12
                               10/31/2010      72,465.43        51,278.04
                               11/30/2010      70,493.99        49,924.41
2011                           12/31/2010      74,546.80        53,486.99
                                1/31/2011      71,386.46        52,035.83
                                2/28/2011      69,279.57        51,550.58
                                3/31/2011      73,121.55        54,581.43
                                4/30/2011      76,963.53        56,274.56
                                5/31/2011      75,197.46        54,798.52
                                6/30/2011      74,588.07        53,955.51
                                7/31/2011      75,429.99        53,715.88
                                8/31/2011      68,258.06        48,915.60
                                9/30/2011      56,117.74        41,783.97
10/11                          10/31/2011      62,300.74        47,318.56

                      AVERAGE ANNUAL   ONE    FIVE   TEN
                      TOTAL RETURN     YEAR   YEARS YEARS
                      --------------  ------  ----- -----
                                      -14.03% 8.93% 20.07%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

EMERGING MARKETS VALUE PORTFOLIO CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

1/29/2008                                    $    9,701     $      9,881
                                          Emerging Markets  MSCI EMERGING
                                ROUNDED   Value Portfolio - MARKETS INDEX
                               EMKT - 526     Class R2       (NET DIV.)
                               ---------- ----------------- -------------
2008                            1/29/2008         10000            10000
                                1/31/2008     10,050.00       9870.58027
                                2/29/2008     10,450.00      10599.15142
                                3/31/2008     10,097.25      10038.25207
                                4/30/2008     10,871.65      10852.89349
                                5/31/2008     10,962.16      11054.22933
                                6/30/2008      9,676.85      9951.708695
                                7/31/2008      9,488.75      9576.329254
                                8/31/2008      8,673.64      8811.436588
                                9/30/2008      7,173.75      7269.405686
                               10/31/2008      4,948.91      5279.926857
                               11/30/2008      4,569.06      4882.469938
2009                           12/31/2008      5,120.19      5263.282373
                                1/31/2009      4,674.95      4923.376446
                                2/28/2009      4,261.52      4645.638757
                                3/31/2009      5,001.60       5313.24974
                                4/30/2009      5,995.51      6197.428705
                                5/31/2009      7,342.09      7256.357709
                                6/30/2009      7,240.74      7158.611225
                                7/31/2009      8,197.07      7963.581949
                                8/31/2009      8,265.38      7935.072512
                                9/30/2009      9,034.99      8655.340231
                               10/31/2009      8,823.23      8666.046642
                               11/30/2009      9,387.92      9038.301585
2010                           12/31/2009      9,846.64      9395.234966
                                1/31/2010      9,296.82      8871.243377
                                2/28/2010      9,346.81      8902.467765
                                3/31/2010     10,146.53      9621.187789
                                4/30/2010     10,246.50      9737.748454
                                5/31/2010      9,146.88      8881.249686
                                6/30/2010      9,198.59      8815.963772
                                7/31/2010     10,085.20      9550.114665
                                8/31/2010      9,863.54      9364.642471
                                9/30/2010     11,031.37      10405.33035
                               10/31/2010     11,444.31      10707.46493
                               11/30/2010     11,031.37      10424.81085
2011                           12/31/2010     11,960.04      11168.72023
                                1/31/2011     11,583.09      10865.70006
                                2/28/2011     11,391.30       10764.3747
                                3/31/2011     12,042.71      11397.25281
                                4/30/2011     12,465.95      11750.79802
                                5/31/2011     11,989.80      11442.58284
                                6/30/2011     11,738.47      11266.55355
                                7/31/2011     11,638.91      11216.51417
                                8/31/2011     10,454.11       10214.1596
                                9/30/2011      8,577.42      8724.991068
10/11                          10/31/2011      9,700.58      9880.678991

                       AVERAGE ANNUAL   ONE      FROM
                       TOTAL RETURN     YEAR   1/29/2008
                       --------------  ------  ---------
                                       -15.24%   -0.81%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS

EMERGING MARKETS VALUE PORTFOLIO INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

10/31/2001
                                           Emerging Markets   MSCI EMERGING
                                ROUNDED    Value Portfolio-   MARKETS INDEX
                               EMKT - 95  Institutional Class  (NET DIV.)
                               ---------- ------------------- -------------
10/01                          10/31/2001      10,000.00        10,000.00
                               11/30/2001      11,210.11        11,043.27
                               12/31/2001      11,981.03        11,919.10
                                1/31/2002      12,932.59        12,321.28
                                2/28/2002      12,759.58        12,521.02
                                3/31/2002      13,523.71        13,270.30
                                4/30/2002      13,898.57        13,355.36
                                5/31/2002      13,725.56        13,139.34
                                6/30/2002      12,745.16        12,150.05
                                7/31/2002      12,240.55        11,221.22
                                8/31/2002      12,269.38        11,392.69
                                9/30/2002      10,798.79        10,163.15
                               10/31/2002      11,260.15        10,823.45
                               11/30/2002      12,139.62        11,568.33
2003                           12/31/2002      11,777.35        11,183.53
                                1/31/2003      11,954.90        11,134.20
                                2/28/2003      11,851.33        10,821.37
                                3/31/2003      11,585.01        10,512.33
                                4/30/2003      13,108.97        11,447.16
                                5/31/2003      14,085.48        12,265.59
                                6/30/2003      14,706.90        12,960.90
                                7/31/2003      15,047.20        13,766.84
                                8/31/2003      16,038.51        14,688.09
                                9/30/2003      16,822.68        14,795.06
                               10/31/2003      18,317.04        16,053.85
                               11/30/2003      18,524.18        16,249.19
2004                           12/31/2003      20,753.10        17,425.74
                                1/31/2004      21,322.91        18,034.27
                                2/29/2004      22,702.45        18,861.27
                                3/31/2004      22,987.36        19,097.00
                                4/30/2004      21,367.90        17,533.32
                                5/31/2004      20,738.11        17,183.53
                                6/30/2004      21,115.97        17,256.72
                                7/31/2004      21,387.46        16,940.82
                                8/31/2004      22,337.68        17,643.35
                                9/30/2004      23,809.16        18,661.28
                               10/31/2004      24,552.72        19,107.15
                               11/30/2004      27,208.30        20,875.96
2005                           12/31/2004      28,957.22        21,878.59
                                1/31/2005      29,432.43        21,934.15
                                2/28/2005      32,115.07        23,847.87
                                3/31/2005      29,767.18        22,271.83
                                4/30/2005      28,707.90        21,673.95
                                5/31/2005      29,122.40        22,428.37
                                6/30/2005      30,079.29        23,190.38
                                7/31/2005      32,267.72        24,811.33
                                8/31/2005      32,779.90        25,023.81
                                9/30/2005      35,410.13        27,353.90
                               10/31/2005      33,195.04        25,566.00
                               11/30/2005      35,644.11        27,680.93
2006                           12/31/2005      37,880.21        29,317.06
                                1/31/2006      41,499.95        32,591.52
                                2/28/2006      41,658.71        32,552.84
                                3/31/2006      43,066.02        32,839.73
                                4/30/2006      46,821.96        35,178.14
                                5/31/2006      41,745.07        31,492.44
                                6/30/2006      41,365.72        31,415.46
                                7/31/2006      42,342.98        31,865.25
                                8/31/2006      43,111.98        32,677.19
                                9/30/2006      43,986.14        32,949.27
                               10/31/2006      47,038.05        34,513.80
                               11/30/2006      50,477.49        37,079.37
2007                           12/31/2006      52,247.13        38,748.91
                                1/31/2007      53,050.68        38,331.68
                                2/28/2007      53,345.87        38,104.17
                                3/31/2007      56,123.08        39,621.55
                                4/30/2007      60,594.51        41,455.91
                                5/31/2007      65,197.46        43,509.21
                                6/30/2007      67,048.88        45,548.75
                                7/31/2007      70,225.14        47,952.05
                                8/31/2007      67,958.74        46,932.97
                                9/30/2007      74,083.28        52,115.94
                               10/31/2007      82,211.33        57,927.95
                               11/30/2007      76,210.87        53,821.63
2008                           12/31/2007      76,091.38        54,010.37
                                1/31/2008      68,514.74        47,270.20
                                2/29/2008      71,251.22        50,759.33
                                3/31/2008      68,853.80        48,073.18
                                4/30/2008      74,163.42        51,974.50
                                5/31/2008      74,797.15        52,938.69
                                6/30/2008      66,095.79        47,658.72
                                7/31/2008      64,798.78        45,861.03
                                8/31/2008      59,247.56        42,197.96
                                9/30/2008      49,026.34        34,813.18
                               10/31/2008      33,801.64        25,285.56
                               11/30/2008      31,235.09        23,382.14
2009                           12/31/2008      35,047.60        25,205.85
                                1/31/2009      31,884.01        23,578.05
                                2/28/2009      29,175.32        22,247.96
                                3/31/2009      34,222.18        25,445.15
                                4/30/2009      40,950.68        29,679.48
                                5/31/2009      50,163.55        34,750.69
                                6/30/2009      49,545.57        34,282.58
                                7/31/2009      56,189.13        38,137.59
                                8/31/2009      56,605.66        38,001.05
                                9/30/2009      61,827.93        41,450.42
                               10/31/2009      60,365.78        41,501.69
                               11/30/2009      64,209.14        43,284.42
2010                           12/31/2009      67,389.61        44,993.77
                                1/31/2010      63,552.86        42,484.38
                                2/28/2010      64,045.85        42,633.91
                                3/31/2010      69,683.09        46,075.86
                                4/30/2010      70,133.21        46,634.07
                                5/31/2010      62,781.22        42,532.30
                                6/30/2010      63,173.06        42,219.64
                                7/31/2010      69,018.02        45,735.49
                                8/31/2010      67,767.07        44,847.26
                                9/30/2010      75,902.81        49,831.12
                               10/31/2010      78,500.00        51,278.04
                               11/30/2010      75,946.10        49,924.41
2011                           12/31/2010      82,254.19        53,486.99
                                1/31/2011      79,683.74        52,035.83
                                2/28/2011      78,341.65        51,550.58
                                3/31/2011      82,845.61        54,581.43
                                4/30/2011      85,802.76        56,274.56
                                5/31/2011      82,527.15        54,798.52
                                6/30/2011      80,836.92        53,955.51
                                7/31/2011      80,151.28        53,715.88
                                8/31/2011      72,015.02        48,915.60
                                9/30/2011      59,086.07        41,783.97
10/11                          10/31/2011      66,849.04        47,318.56

                      AVERAGE ANNUAL   ONE    FIVE   TEN
                      TOTAL RETURN     YEAR   YEARS YEARS
                      --------------  ------  ----- -----
                                      -14.84% 7.28% 20.92%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)

APRIL 5, 2005-OCTOBER 31, 2011

GROWTH OF $10,000

4/5/2005
                                           Emerging Markets
                                              Core Equity     MSCI EMERGING
                                ROUNDED       Portfolio-      MARKETS INDEX
                               EMGC - 272 Institutional Class  (NET DIV.)
                               ---------- ------------------- -------------
04/05                            4/5/2005      10,000.00        10,000.00
                                4/30/2005       9,580.00         9,681.98
                                5/31/2005       9,720.00        10,018.98
                                6/30/2005       9,980.46        10,359.38
                                7/31/2005      10,652.51        11,083.48
                                8/31/2005      10,762.85        11,178.39
                                9/30/2005      11,511.37        12,219.27
                               10/31/2005      10,897.56        11,420.59
                               11/30/2005      11,611.99        12,365.35
2006                           12/31/2005      12,295.12        13,096.23
                                1/31/2006      13,395.42        14,558.97
                                2/28/2006      13,415.61        14,541.69
                                3/31/2006      13,684.43        14,669.84
                                4/30/2006      14,623.65        15,714.44
                                5/31/2006      12,987.58        14,068.00
                                6/30/2006      12,774.97        14,033.61
                                7/31/2006      13,018.69        14,234.53
                                8/31/2006      13,333.50        14,597.24
                                9/30/2006      13,597.96        14,718.78
                               10/31/2006      14,487.45        15,417.67
                               11/30/2006      15,489.82        16,563.74
2007                           12/31/2006      16,100.27        17,309.54
                                1/31/2007      16,327.47        17,123.16
                                2/28/2007      16,203.54        17,021.52
                                3/31/2007      16,905.80        17,699.35
                                4/30/2007      18,041.81        18,518.78
                                5/31/2007      19,353.37        19,436.01
                                6/30/2007      19,810.95        20,347.09
                                7/31/2007      20,485.49        21,420.67
                                8/31/2007      19,956.23        20,965.44
                                9/30/2007      21,671.05        23,280.73
                               10/31/2007      23,923.67        25,877.01
                               11/30/2007      22,181.20        24,042.67
2008                           12/31/2007      22,135.55        24,126.99
                                1/31/2008      19,968.29        21,116.08
                                2/29/2008      20,620.57        22,674.71
                                3/31/2008      19,871.14        21,474.78
                                4/30/2008      21,377.81        23,217.54
                                5/31/2008      21,472.63        23,648.26
                                6/30/2008      19,078.76        21,289.64
                                7/31/2008      18,876.93        20,486.59
                                8/31/2008      17,623.42        18,850.26
                                9/30/2008      14,860.95        15,551.40
                               10/31/2008      10,661.50        11,295.32
                               11/30/2008       9,949.29        10,445.04
2009                           12/31/2008      10,921.92        11,259.71
                                1/31/2009       9,947.71        10,532.55
                                2/28/2009       9,276.59         9,938.39
                                3/31/2009      10,740.54        11,366.61
                                4/30/2009      12,702.24        13,258.13
                                5/31/2009      15,205.84        15,523.49
                                6/30/2009      15,058.12        15,314.38
                                7/31/2009      16,880.38        17,036.45
                                8/31/2009      16,945.85        16,975.46
                                9/30/2009      18,407.63        18,516.33
                               10/31/2009      18,067.97        18,539.23
                               11/30/2009      19,174.62        19,335.59
2010                           12/31/2009      20,050.08        20,099.18
                                1/31/2010      18,950.24        18,978.21
                                2/28/2010      19,159.21        19,045.00
                                3/31/2010      20,811.52        20,582.56
                                4/30/2010      21,009.62        20,831.92
                                5/31/2010      18,973.59        18,999.61
                                6/30/2010      19,134.07        18,859.95
                                7/31/2010      20,862.46        20,430.51
                                8/31/2010      20,585.47        20,033.73
                                9/30/2010      23,044.98        22,260.07
                               10/31/2010      23,724.09        22,906.43
                               11/30/2010      23,089.51        22,301.75
2011                           12/31/2010      24,785.44        23,893.19
                                1/31/2011      24,002.51        23,244.94
                                2/28/2011      23,588.67        23,028.17
                                3/31/2011      24,930.85        24,382.09
                                4/30/2011      25,915.11        25,138.42
                                5/31/2011      25,199.28        24,479.06
                                6/30/2011      24,848.79        24,102.48
                                7/31/2011      24,792.57        23,995.43
                                8/31/2011      22,555.05        21,851.10
                                9/30/2011      18,823.01        18,665.33
10/11                          10/31/2011      21,212.69        21,137.69

                     AVERAGE ANNUAL   ONE    FIVE    FROM
                     TOTAL RETURN     YEAR   YEARS 4/5/2005
                     --------------  ------  ----- --------
                                     -10.59% 7.92%  12.12%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2011

   The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index

   The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

   Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolios' holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

   Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

              Russell 3000(R) Index........................ 7.90%
              Russell Microcap(R) Index (micro cap stocks). 2.11%
              Russell 2000(R) Index (small cap stocks)..... 6.71%
              Russell 1000(R) Index (large cap stocks)..... 8.01%

   Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

         Russell 2000(R) Value Index (small cap value stocks)... 3.54% Russell 2000(R) Growth Index (small cap growth stocks). 9.84% Russell 1000(R) Value Index (large cap value stocks)... 6.16% Russell 1000(R) Growth Index (large cap growth stocks). 9.92%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

   Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called "Master Funds." Master Funds, in turn, purchase stocks and/or other securities.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy combines investment in high-grade, short-term fixed income instruments with an overlay of S&P 500(R) Index futures contracts, swaps, and/or ETFs. For the 12 months ended
October 31, 2011, approximately 97% of the equity exposure consisted of S&P 500(R) Index futures contracts. ETFs accounted for the remaining exposure. The behavior of S&P 500(R) Index futures contracts and ETFs linked to the S&P 500(R) Index is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2011, the total return was 8.41% for the Portfolio and 8.09% for the S&P 500(R) Index. Relative to the Index, the Portfolio's outperformance was primarily due to the fixed income component of the Portfolio exceeding the interest rate embedded in the Portfolio's S&P 500(R) futures contracts. The Portfolio's concentration in government agency and corporate fixed income securities with maturities between one and two years had the most significant contribution to the outperformance. As interest rates declined during the period, these securities generated a positive return, adding to the positive return of the S&P 500(R) Index.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio seeks to capture the returns of U.S. large company value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Master Fund held approximately 220 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2011, total returns were 5.53% for the Portfolio and 6.16% for the Russell 1000(R) Value Index. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, growth stocks outperformed value stocks in the U.S. during the year. The Master Fund's higher allocation to the deepest value stocks, which significantly underperformed, was a contributor to its relative underperformance compared to the Index. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities, two sectors that performed well during this period. In addition to the higher allocation to the deepest value stocks, these exclusions were drivers of underperformance relative to the Russell 1000(R) Value Index.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio seeks to capture the returns of U.S. small- and mid-capitalization value stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small and mid cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 1,500 securities, and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 4.69% for the Portfolio's Class R1 shares, 4.50% for the Portfolio's Class R2 shares, 4.76% for the Portfolio's Institutional Class shares, and 3.54% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period large cap stocks outperformed small cap stocks in the U.S. and growth stocks outperformed value stocks in the U.S. The Portfolio had a greater allocation than the Index to mid cap stocks and a lower allocation to micro cap stocks. The Portfolio also had a greater allocation than the Index to deep value stocks which performed well compared to the overall Index. These differences were the primary drivers of relative outperformance. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities. REITs were among the lower performing sectors in small cap stocks, and their exclusion from the Portfolio contributed to the outperformance.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio seeks to capture the returns of U.S. small company value stocks, as measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company and value stocks, and does not attempt to closely track a specific index. As of October 31, 2011, the Portfolio held approximately 1,400 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 5.13% for the Portfolio and 3.54% for the Russell 2000(R) Value Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, growth stocks outperformed value stocks in the U.S. over the period. The Portfolio had a slightly lower allocation than the Index to larger small cap stocks and a slightly higher allocation to micro cap stocks which created differences in the specific mix and weighting of those stocks compared to the Index. The Portfolio had a greater allocation than the Index to deep value stocks which performed relatively well compared to the overall Index. These differences were the primary drivers of relative outperformance. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities. REITs were among the lower performing sectors in small cap stocks, and their exclusion from the Portfolio contributed to the outperformance.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and stocks with deeper value characteristics, than the U.S. market as a whole. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,200 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 7.47% for the Portfolio and 7.90% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio had a lower allocation than the Index to growth stocks and a greater allocation to the deepest value stocks. The Portfolio also had a lower allocation than the Index to large cap stocks, which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative underperformance as compared to the Index. Dimensional's U.S. core equity strategies exclude REITs, a sector that performed well over the period. This exclusion also contributed to underperformance relative to the Index.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio seeks to capture the returns of the total U.S. market universe, with increased exposure to smaller company stocks and stocks with deeper value characteristics, than the U.S. Core Equity 1 Portfolio and the U.S. market as a whole. The investment strategy is process driven, emphasizing broad diversification and comprehensive exposure to U.S. stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,300 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 6.98% for the Portfolio and 7.90% for the Russell 3000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio had a lower allocation than the Index to growth stocks and a greater allocation to the deepest value stocks. The Portfolio also had a lower allocation than the Index to large cap stocks, which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative underperformance as compared to the Index. Dimensional's U.S. core equity strategies exclude REITs, a sector that performed well over the period. This exclusion also contributed to underperformance relative to the Index.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of U.S. stocks with increased exposure to smaller company stocks and stocks with deeper value characteristics. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,100 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 5.86% for the Portfolio and 7.97% for the Russell 2500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, over the period growth stocks outperformed value stocks in the U.S. and large cap stocks outperformed small cap stocks in the U.S. The Portfolio's lower allocation than the Index to growth stocks and greater allocation to the deepest value stocks were the primary drivers of relative underperformance. The Portfolio excludes REITs, a sector that performed well over the period. This exclusion also contributed to underperformance relative to the Index.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio seeks to capture the returns of U.S. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,500 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 8.76% for the Portfolio and 6.71% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio had a greater allocation than the Index to micro cap stocks which created differences in the specific mix and weighting of stocks compared to the Index. These differences were the primary drivers of relative outperformance. Dimensional's small cap strategies exclude REITs which were among the lower performing sectors in small cap stocks. This exclusion also contributed to the outperformance as compared to the Index.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio seeks to capture the returns of very small U.S. company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to very small company stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,150 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 8.85% for the Portfolio and 6.71% for the Russell 2000(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market, rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, large cap stocks outperformed small cap stocks in the U.S over the period. The Portfolio had a much greater allocation than the Index to micro cap stocks which created differences in the specific mix and weighting of those stocks compared to the Index. These differences were the primary drivers of relative outperformance as compared to the Index. Dimensional's micro cap strategies exclude REITs which were among the lower performing sectors in micro cap stocks. This exclusion also contributed to the outperformance as compared to the Index.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities (e.g., REITs), but does not attempt to closely track a specific index. As of October 31, 2011, the Portfolio held approximately 115 REITs and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 11.09% for the Portfolio, 11.67% for the Dow Jones U.S. Select REIT Index/SM/, and 8.09% for the S&P 500(R) Index. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the U.S. real estate securities market rather than the behavior of a limited number of stocks. The Portfolio's greater allocation to smaller REITs than the Dow Jones U.S. Select REIT IndexSM contributed to the underperformance. Small REITs generally underperformed the broader Index.

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2011

   The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

   While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                          U.S.
                                                         DOLLAR
                                                         RETURN
                                                         ------
                MSCI World ex USA Index................. -3.70%
                MSCI World ex USA Small Cap Index....... -2.01%
                MSCI World ex USA Value Index........... -4.74%
                MSCI World ex USA Growth Index.......... -2.73%
--------
The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP      RETURN    RETURN
  ---------------------------------------------------     -------- -----------
  United Kingdom.........................................    1.14%     2.10%
  Japan..................................................   -5.45%    -2.33%
  Canada.................................................   -2.57%    -0.18%
  France.................................................  -11.83%   -11.52%
  Australia..............................................   -4.39%     3.49%
  Switzerland............................................   -9.66%     2.03%

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  Ten Largest Foreign Developed Markets by Market Cap      RETURN    RETURN
  ---------------------------------------------------     -------- -----------
  Germany................................................   -7.39%    -7.07%
  Spain..................................................  -15.21%   -14.91%
  Sweden.................................................   -7.75%    -4.35%
  Hong Kong..............................................   -8.67%    -8.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    -7.72%
               MSCI Emerging Markets Small Cap Index.   -16.70%
               MSCI Emerging Markets Value Index.....    -6.99%
               MSCI Emerging Markets Growth Index....    -8.45%

   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                        LOCAL
                                                       CURRENCY U.S. DOLLAR
    TEN LARGEST EMERGING MARKETS BY MARKET CAP          RETURN    RETURN
    ------------------------------------------         -------- -----------
    China.............................................  -15.62%   -15.76%
    Brazil............................................  -12.71%   -12.57%
    South Korea.......................................    4.63%     6.24%
    Taiwan............................................   -5.30%    -3.07%
    South Africa......................................   10.15%    -2.95%
    India.............................................  -12.30%   -19.99%
    Russia............................................   -1.24%     0.22%
    Mexico............................................    5.26%    -1.38%
    Malaysia..........................................    2.08%     3.53%
    Indonesia.........................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

GLOBAL REIT MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2011

   The publicly-traded global REIT market experienced significant levels of volatility during the one-year period ended October 31, 2011. While the REIT market generally rose through July 2011, it fell substantially in August and September, culminating in its lows of the period at the end of September. The market then turned sharply higher in October and generally rose throughout the month.

   Over the course of the period, there was a wide degree of dispersion in country-level returns within the S&P Global REIT Index. REITs in continental Europe significantly underperformed amid concerns over European debt, particularly in Greece and Italy. On the other hand, REITs in Canada, the US and Australia outperformed. On a sector basis, residential REITs significantly outperformed the index, while diversified, office and industrial REITs were relative underperformers.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                             U.S.
                                                            DOLLAR
                                                            RETURN
                                                            ------
             S&P Global ex U.S. REIT Index (net dividends). -0.08%
             S&P Global REIT Index (net dividends).........  5.31%
--------
Source: Standard and Poor's. Copyright S&P, 2011. All rights reserved.

MASTER-FEEDER STRUCTURE

   Certain portfolios described below, called "Feeder Funds," do not buy individual securities directly; instead, these portfolios invest in corresponding funds called a "Master Fund." The Master Funds, in turn, purchase stocks and/or other securities.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified basket of international large company stocks. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 1,350 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were -4.86% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). The majority of the Portfolio's relative underperformance was attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets, while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets, while the Index uses local market closing prices.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with deeper value characteristics. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 5,300 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -5.49% for the Portfolio and -3.70% for the MSCI World ex USA Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's higher allocation than the Index to deep value stocks was the primary source of the Portfolio's relative underperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio seeks to capture the returns of international small company stocks by purchasing shares of five Master Funds that invest individually in Canada, the United Kingdom, Continental Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Funds collectively held approximately 4,800 securities in 23 developed market countries. In general, the Portfolio was mostly invested in the Master Funds throughout the year. The combined average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -2.92% for the Portfolio and -2.01% for the MSCI World ex USA Small Cap Index (net dividends). As a result of each Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. In general, international small cap stocks outperformed international mid cap and large cap stocks over the period. The Portfolio's relative underperformance as compared to the Index, was primarily attributable to differences in the valuation timing and methodology between the Master Funds (other than the Master Fund for Canadian small cap securities) and the Index. The Master Funds price foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Funds (other than the Master Fund for Canadian small cap securities) also utilize fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio seeks to capture the returns of Japanese small company stocks by purchasing shares of The Japanese Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 1,400 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2011, total returns were 9.57% for the Portfolio and 9.17% for the MSCI Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market, rather than the behavior of a limited number of stocks. In general, Japanese small cap stocks significantly outperformed Japanese mid cap and large cap stocks over the period. In particular, the smallest Japanese stocks outperformed all other market capitalizations. The series has a higher allocation to the smallest market capitalization segment than the Index, which contributed significantly to the Portfolio's relative outperformance. The positive contribution from size allocation differences was partially offset by differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore, by purchasing shares of The Asia Pacific Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 1,100 securities across the eligible countries. In general, the Master Fund was mostly invested in equities during the period. The average cash level for the period was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2011, total returns were -5.59% for the Portfolio and -3.65% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In general, Asia Pacific small cap stocks underperformed Asia Pacific mid cap and large cap stocks over the period. In particular, micro cap stocks in Hong Kong and Singapore did especially poorly. Relative to the Index, the Master Fund's greater allocation to the smallest stocks had a significant negative impact on the Portfolio's relative performance. The Portfolio's relative underperformance was also affected by differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio seeks to capture the returns of U.K. small company stocks by purchasing shares of The United Kingdom Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 375 securities. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were -0.28% for the Portfolio and -0.22% for the MSCI UK Small Cap Index (net dividends). One of the primary contributors to the Portfolio's performance relative to the Index was the Master Fund's exclusion of securities traded on the AIM segment of the London Stock Exchange. The Index includes these securities, which significantly underperformed, contributing to the Portfolio's relative performance. The impact of the foregoing contributors to relative performance was offset by differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares of The Continental Small Company Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 1,500 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were -11.09% for the Portfolio and -10.54% for the MSCI Europe ex UK Small Cap Index (net dividends). The Portfolio's underperformance was primarily attributable to differences in the valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in international markets, but does not attempt to track a specific index. As of

October 31, 2011, the Portfolio held approximately 200 securities in 19 developed and emerging market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -0.43% for the Portfolio and -0.08% for the S&P Global ex US REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was determined principally by structural trends in international real estate securities markets rather than the behavior of a limited number of stocks. Relative to the Index, the vast majority of the Portfolio's relative underperformance was attributable to differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio, a fund of funds, is designed to capture the returns of a broadly diversified portfolio of real estate securities in U.S. and international markets, but does not attempt to track a specific index. As of October 31, 2011, the Portfolio invested in the DFA International Real Estate Securities Portfolio and the DFA Real Estate Securities Portfolio. As of October 31, 2011, the Portfolio held approximately 310 securities, through its underlying funds, in 20 developed and emerging markets countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were 6.17% for the Portfolio and 5.31% for the S&P Global REIT Index (net dividends). As a result of the Portfolio's diversified approach, performance was principally determined by structural trends in global real estate securities markets rather than the behavior of a limited number of stocks. Relative to the Index, most of the Portfolio's relative outperformance was attributable to differences between the Index's assumed withholding tax rates and the Portfolio's actual withholding tax rates as the Index assumes a higher witholding tax rate than is actually applied to the Portfolio. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio seeks to capture the returns of international small company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 2,200 securities in 23 developed market countries. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -4.39% for the Portfolio and -2.01% for the MSCI World ex USA Small Cap Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in international equity markets rather than the behavior of a limited number of stocks. In general, international small cap growth stocks outperformed international small cap value stocks over the period. The Portfolio's larger allocation to international small cap value stocks, which underperformed, and significantly lower allocation to international small cap growth stocks, which outperformed, were the primary contributors to the Portfolio's relative underperformance as compared to the Index. The Portfolio's relative underperformance was also affected by differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio seeks to capture the returns of a broadly diversified basket of international stocks, with increased exposure to smaller company stocks and those with deeper value characteristics than the International Core Equity Portfolio. The investment strategy is process driven, emphasizing broad diversification, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 4,000 securities in 23 developed markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -5.99% for the Portfolio and -3.70% for the MSCI World ex US Index (net dividends). As a result of the Portfolio's diversified investment approach, performance was determined principally by broad structural trends in the international equity markets rather than by the behavior of a limited number of stocks. The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Portfolio's higher allocation than the Index to deep value stocks was the primary source of the Portfolio's relative underperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex US Value Portfolio seeks to capture the returns of value stocks across all market capitalizations in international developed and emerging markets by purchasing shares of three funds managed by Dimensional Fund Advisors LP: The DFA International Value Series, DFA International Small Cap Value Portfolio, and Dimensional Emerging Markets Value Fund (the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification and consistent exposure to value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Underlying Funds collectively held approximately 4,800 securities. In general, the Portfolio was mostly invested in equities. The average cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, total returns were -9.59% for the Portfolio and -4.66% for the MSCI All Country World ex USA Index (net dividends). As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad structural trends in the international and emerging equity markets rather than the behavior of a limited number of stocks. The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks outside the US during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Underlying Funds' higher allocation than the Index to deep value stocks was the primary source of the Portfolio's relative underperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio seeks to capture the returns of large cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 850 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -6.82% for the Portfolio and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's relative outperformance was primarily due to differences in country weight allocations and in the composition of the Master Fund's holdings relative to the Index. In particular, the Master Fund's lower weight in China, which underperformed, contributed significantly to the Portfolio's relative outperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Portfolio and the Index.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio seeks to capture the returns of small company stocks in selected emerging markets by purchasing shares of the Emerging Markets Small Cap Series, a Master Fund that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 2,550 securities across 15 emerging markets. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -14.03% for the Portfolio and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Portfolio's underperformance was primarily due to emerging markets small cap stocks underperforming their large cap counterparts during the period. The Master Fund holds primarily small cap stocks, whereas the Index generally holds large cap and midcap stocks. To a lesser extent, an additional component of the Portfolio's performance was due to differences in valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio seeks to capture the returns of large and small cap value stocks in selected emerging markets countries by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund that invests in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 2,150 securities across 17 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Portfolio's assets. The Master Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -15.24% for the Portfolio's Class R2 shares, -14.84% for the Portfolio's Institutional Class shares, and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Master Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Master Fund's relative underperformance as compared to the Index, was primarily due to its higher allocation than the Index to small cap and value stocks, both of which underperformed, and a lower allocation than the Index to large cap and growth stocks, respectively, each of which outperformed. To a lesser extent, an additional component of the Master Fund's performance was due to differences in valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the US markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio seeks to capture the returns of a broad universe of emerging markets stocks with increased exposure to smaller company stocks and those stocks with deeper value characteristics. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to selected emerging markets countries, and does not attempt to track a specific equity index. As of October 31, 2011, the Portfolio held approximately 3,400 securities across 20 emerging markets. In general, the Portfolio was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the

Portfolio's assets. The Portfolio's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -10.59% for the Portfolio and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Portfolio's diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. In general, emerging markets small cap stocks significantly underperformed emerging markets mid cap and large cap stocks over the period. The Portfolio's higher allocation than the Index to small cap stocks and its lower allocation to large stocks had a negative impact on the Portfolio's relative performance. The Portfolio's higher allocation to deep value names, which significantly underperformed, and its lower allocation to extreme growth names, which outperformed, also had a negative impact on the Portfolio's relative performance. To a lesser extent, an additional component of the Portfolio's performance was due to differences in valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the US markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Actual Fund Return
  Institutional Class Shares........... $1,000.00 $  931.43    0.25%    $1.22
Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.95    0.25%    $1.28

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
U.S. LARGE CAP VALUE PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  865.02    0.27%    $1.27
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.84    0.27%    $1.38

U.S. TARGETED VALUE PORTFOLIO
Actual Fund Return
   Class R1 Shares..................... $1,000.00 $  839.03    0.48%    $2.22
   Class R2 Shares..................... $1,000.00 $  839.05    0.63%    $2.92
   Institutional Class Shares.......... $1,000.00 $  839.81    0.38%    $1.76
Hypothetical 5% Annual Return
   Class R1 Shares..................... $1,000.00 $1,022.79    0.48%    $2.45
   Class R2 Shares..................... $1,000.00 $1,022.03    0.63%    $3.21
   Institutional Class Shares.......... $1,000.00 $1,023.29    0.38%    $1.94

U.S. SMALL CAP VALUE PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  836.53    0.52%    $2.41
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.58    0.52%    $2.65

U.S. CORE EQUITY 1 PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  898.19    0.20%    $0.96
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.20    0.20%    $1.02

U.S. CORE EQUITY 2 PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  885.16    0.22%    $1.05
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,024.10    0.22%    $1.12

U.S. VECTOR EQUITY PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  861.26    0.33%    $1.55
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.54    0.33%    $1.68

U.S. SMALL CAP PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  868.24    0.37%    $1.74
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.34    0.37%    $1.89

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
U.S. MICRO CAP PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  877.88    0.52%    $2.46
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.58    0.52%    $2.65

DFA REAL ESTATE SECURITIES PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  960.16    0.32%    $1.58
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.59    0.32%    $1.63

LARGE CAP INTERNATIONAL PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  838.94    0.30%    $1.39
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.69    0.30%    $1.53

INTERNATIONAL CORE EQUITY PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  818.22    0.40%    $1.83
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.19    0.40%    $2.04

INTERNATIONAL SMALL COMPANY PORTFOLIO***
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  825.23    0.56%    $2.58
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.38    0.56%    $2.85

JAPANESE SMALL COMPANY PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  981.58    0.56%    $2.80
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.38    0.56%    $2.85

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  832.56    0.60%    $2.77
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.18    0.60%    $3.06

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
UNITED KINGDOM SMALL COMPANY
  PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  854.04    0.60%    $2.80
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.18    0.60%    $3.06

CONTINENTAL SMALL COMPANY PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  740.30    0.58%    $2.54
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.28    0.58%    $2.96

DFA INTERNATIONAL REAL ESTATE
  SECURITIES PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  876.57    0.42%    $1.99
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.09    0.42%    $2.14

DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO***
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  924.55    0.41%    $1.99
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,023.14    0.41%    $2.09

DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  795.69    0.70%    $3.17
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,021.68    0.70%    $3.57

INTERNATIONAL VECTOR EQUITY PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  804.71    0.55%    $2.50
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.43    0.55%    $2.80

WORLD EX U.S. VALUE PORTFOLIO***
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  795.52    0.60%    $2.72
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.18    0.60%    $3.06

EMERGING MARKETS PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  835.46    0.63%    $2.91
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,022.03    0.63%    $3.21

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS SMALL CAP PORTFOLIO**
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  809.48    0.82%    $3.74
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,021.07    0.82%    $4.18

EMERGING MARKETS VALUE PORTFOLIO**
Actual Fund Return
   Class R2 Shares..................... $1,000.00 $  778.14    0.88%    $3.94
   Institutional Class Shares.......... $1,000.00 $  779.10    0.63%    $2.83
Hypothetical 5% Annual Return
   Class R2 Shares..................... $1,000.00 $1,020.77    0.88%    $4.48
   Institutional Class Shares.......... $1,000.00 $1,022.03    0.63%    $3.21

EMERGING MARKETS CORE EQUITY PORTFOLIO
Actual Fund Return
   Institutional Class Shares.......... $1,000.00 $  818.54    0.70%    $3.21
Hypothetical 5% Annual Return
   Institutional Class Shares.......... $1,000.00 $1,021.68    0.70%    $3.57
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).
*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds' holdings which reflect the investments by category or country.

FEEDER FUNDS

                                             AFFILIATED INVESTMENT COMPANIES
                                             -------------------------------
U.S. Large Cap Value Portfolio..............              100.0%
Japanese Small Company Portfolio............              100.0%
Asia Pacific Small Company Portfolio........              100.0%
United Kingdom Small Company Portfolio......              100.0%
Continental Small Company Portfolio.........              100.0%
Emerging Markets Portfolio..................              100.0%
Emerging Markets Small Cap Portfolio........              100.0%
Emerging Markets Value Portfolio............              100.0%

FUND OF FUNDS

International Small Company Portfolio.......              100.0%
DFA Global Real Estate Securities Portfolio.              100.0%
World ex U.S. Value Portfolio...............              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FIXED INCOME PORTFOLIO

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                   Corporate..........................  31.8%
                   Government.........................  11.8%
                   Foreign Corporate..................  21.1%
                   Foreign Government.................  27.8%
                   Supranational......................   7.5%
                                                       -----
                                                       100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                         U.S. TARGETED VALUE PORTFOLIO

                   Consumer Discretionary.............  16.7%
                   Consumer Staples...................   4.7%
                   Energy.............................  10.7%
                   Financials.........................  23.0%
                   Health Care........................   7.6%
                   Industrials........................  15.1%
                   Information Technology.............  12.3%
                   Materials..........................   8.5%
                   Other..............................    --
                   Telecommunication Services.........   1.0%
                   Utilities..........................   0.4%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 2 PORTFOLIO

                   Consumer Discretionary.............  14.0%
                   Consumer Staples...................   6.7%
                   Energy.............................  12.1%
                   Financials.........................  17.7%
                   Health Care........................  10.9%
                   Industrials........................  13.8%
                   Information Technology.............  13.8%
                   Materials..........................   5.2%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   3.2%
                   Utilities..........................   2.6%
                                                       -----
                                                       100.0%

                           U.S. MICRO CAP PORTFOLIO

                   Consumer Discretionary.............  16.5%
                   Consumer Staples...................   5.3%
                   Energy.............................   4.3%
                   Financials.........................  15.0%
                   Health Care........................  12.4%
                   Industrials........................  18.0%
                   Information Technology.............  20.0%
                   Materials..........................   5.1%
                   Other..............................    --
                   Telecommunication Services.........   1.4%
                   Utilities..........................   2.0%
                                                       -----
                                                       100.0%

                        U.S. SMALL CAP VALUE PORTFOLIO

                   Consumer Discretionary.............  18.4%
                   Consumer Staples...................   3.8%
                   Energy.............................  10.1%
                   Financials.........................  21.3%
                   Health Care........................   6.5%
                   Industrials........................  18.9%
                   Information Technology.............  13.2%
                   Materials..........................   7.4%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   0.3%
                   Utilities..........................   0.1%
                                                       -----
                                                       100.0%

                         U.S. VECTOR EQUITY PORTFOLIO

                   Consumer Discretionary.............  15.1%
                   Consumer Staples...................   5.9%
                   Energy.............................  10.6%
                   Financials.........................  23.3%
                   Health Care........................   8.8%
                   Industrials........................  13.9%
                   Information Technology.............  12.4%
                   Materials..........................   5.6%
                   Other..............................    --
                   Telecommunication Services.........   2.7%
                   Utilities..........................   1.7%
                                                       -----
                                                       100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                   Real Estate Investment Trusts...... 100.0%
                                                       -----
                                                       100.0%

                         U.S. CORE EQUITY 1 PORTFOLIO

                   Consumer Discretionary.............  13.6%
                   Consumer Staples...................   8.3%
                   Energy.............................  11.0%
                   Financials.........................  15.1%
                   Health Care........................  11.1%
                   Industrials........................  12.7%
                   Information Technology.............  16.9%
                   Materials..........................   4.9%
                   Other..............................    --
                   Telecommunication Services.........   2.6%
                   Utilities..........................   3.8%
                                                       -----
                                                       100.0%

                           U.S. SMALL CAP PORTFOLIO

                   Consumer Discretionary.............  17.4%
                   Consumer Staples...................   4.7%
                   Energy.............................   5.9%
                   Financials.........................  14.4%
                   Health Care........................  11.2%
                   Industrials........................  17.6%
                   Information Technology.............  19.2%
                   Materials..........................   5.4%
                   Other..............................    --
                   Telecommunication Services.........   0.9%
                   Utilities..........................   3.3%
                                                       -----
                                                       100.0%

                       LARGE CAP INTERNATIONAL PORTFOLIO

                   Consumer Discretionary.............   9.8%
                   Consumer Staples...................  10.2%
                   Energy.............................  10.7%
                   Financials.........................  22.4%
                   Health Care........................   8.4%
                   Industrials........................  11.9%
                   Information Technology.............   4.5%
                   Materials..........................  12.3%
                   Other..............................    --
                   Telecommunication Services.........   5.7%
                   Utilities..........................   4.1%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                      INTERNATIONAL CORE EQUITY PORTFOLIO

                   Consumer Discretionary.............  12.7%
                   Consumer Staples...................   7.2%
                   Energy.............................  10.4%
                   Financials.........................  23.6%
                   Health Care........................   4.9%
                   Industrials........................  16.1%
                   Information Technology.............   5.6%
                   Materials..........................  12.8%
                   Other..............................    --
                   Telecommunication Services.........   3.5%
                   Utilities..........................   3.2%
                                                       -----
                                                       100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                   Consumer Discretionary.............  14.4%
                   Consumer Staples...................   5.9%
                   Energy.............................   9.4%
                   Financials.........................  22.4%
                   Health Care........................   4.1%
                   Industrials........................  18.5%
                   Information Technology.............   6.4%
                   Materials..........................  14.0%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   2.8%
                   Utilities..........................   2.1%
                                                       -----
                                                       100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                   Financials.........................   0.2%
                   Other..............................   0.2%
                   Real Estate Investment Trusts......  99.6%
                                                       -----
                                                       100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                   Consumer Discretionary.............  10.3%
                   Consumer Staples...................   7.9%
                   Energy.............................  11.1%
                   Financials.........................  23.2%
                   Health Care........................   1.8%
                   Industrials........................  10.7%
                   Information Technology.............  10.9%
                   Materials..........................  15.0%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   5.5%
                   Utilities..........................   3.6%
                                                       -----
                                                       100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                   Consumer Discretionary.............  19.5%
                   Consumer Staples...................   5.1%
                   Energy.............................   6.9%
                   Financials.........................  17.7%
                   Health Care........................   2.0%
                   Industrials........................  24.6%
                   Information Technology.............   5.0%
                   Materials..........................  18.4%
                   Other..............................    --
                   Telecommunication Services.........   0.4%
                   Utilities..........................   0.4%
                                                       -----
                                                       100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
BONDS -- (76.9%)
AUSTRALIA -- (0.4%)
BHP Billiton Finance USA, Ltd.
(u) 4.800%, 04/15/13.......................................    600  $   636,217
                                                                    -----------
AUSTRIA -- (3.4%)
Asfinag AG
(u) 2.000%, 10/22/12.......................................  3,650    3,700,312
Oesterreichische Volksbanken AG
(e) 3.000%, 02/09/12.......................................  1,600    2,225,404
                                                                    -----------
TOTAL AUSTRIA..............................................           5,925,716
                                                                    -----------
CANADA -- (10.8%)
Bank of Nova Scotia
(u) 2.250%, 01/22/13.......................................  1,300    1,324,387
British Columbia, Province of Canada
    5.500%, 04/24/13.......................................  2,000    2,130,725
Canadian Imperial Bank of Commerce
(u) 1.450%, 09/13/13.......................................    600      603,391
Canadian National Railway Co.
(u) 4.400%, 03/15/13.......................................    600      628,438
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13.......................................    600      631,231
Encana Corp.
(u) 4.750%, 10/15/13.......................................    800      846,408
Ontario Electricity Financial Corp.
(u) 7.450%, 03/31/13.......................................  3,200    3,486,509
Ontario, Province of Canada
    5.500%, 04/17/13.......................................  4,000    4,251,927
Toronto-Dominion Bank (The)
    4.854%, 02/13/13.......................................  4,000    4,184,359
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13.......................................    685      721,135
                                                                    -----------
TOTAL CANADA...............................................          18,808,510
                                                                    -----------
DENMARK -- (3.9%)
FIH Erhvervsbank A.S.
(u) 2.450%, 08/17/12.......................................  2,800    2,839,136
Kommunekredit A.S.
(u) 1.250%, 09/03/13.......................................  4,000    4,038,232
                                                                    -----------
TOTAL DENMARK..............................................           6,877,368
                                                                    -----------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
FINLAND -- (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u)0.749%, 02/07/13.....................................    500  $   500,872
                                                                    -----------
FRANCE -- (5.6%)
Caisse d'Amortissement de la Dette Sociale SA
(u) 2.250%, 07/06/12.......................................  3,500    3,536,564
(u) 5.375%, 07/17/12.......................................    500      516,041
Societe Financement del'Economie Francaise SA
(u) 2.250%, 06/11/12.......................................  1,500    1,515,025
Total Capital SA
(g) 5.500%, 01/29/13.......................................  2,500    4,223,233
                                                                    -----------
TOTAL FRANCE...............................................           9,790,863
                                                                    -----------
GERMANY -- (6.9%)
Deutsche Bank AG
(u) 2.375%, 01/11/13.......................................    600      599,452
Kreditanstalt fuer Wiederaufbau
(u) 4.000%, 10/15/13.......................................  3,000    3,199,101
Landeskreditbank Baden-Wuerttemberg
Foerderbank
(u) 2.000%, 10/01/12.......................................  4,000    4,050,708
Landwirtschaftliche Rentenbank
(u) 4.125%, 07/15/13.......................................  4,000    4,234,644
                                                                    -----------
TOTAL GERMANY..............................................          12,083,905
                                                                    -----------
NETHERLANDS -- (7.7%)
Bank Nederlandse Gemeenten NV
(g) 5.750%, 03/07/12.......................................    521      850,970
(u) 1.875%, 03/01/13.......................................  3,000    3,050,808
Diageo Finance BV
(u) 5.500%, 04/01/13.......................................    600      639,820
Rabobank Nederland NV
(u) 3.000%, 09/18/12.......................................  1,700    1,729,806
(u) 3.375%, 02/19/13.......................................  2,500    2,568,230
Shell International Finance BV
(u) 1.875%, 03/25/13.......................................  4,500    4,594,608
                                                                    -----------
TOTAL NETHERLANDS..........................................          13,434,242
                                                                    -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
NORWAY -- (1.8%)
Eksportfinans ASA
(u) 1.875%, 04/02/13.......................................  3,000  $ 3,048,990
                                                                    -----------
SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (6.9%)
African Development Bank
(c) 4.850%, 07/24/12.......................................  4,000    4,122,800
Eurofima
(u) 5.125%, 08/02/12.......................................  1,000    1,033,638
(c) 4.875%, 12/04/12.......................................  2,500    2,596,208
European Investment Bank
(u) 5.250%, 05/15/13.......................................  4,000    4,286,488
                                                                    -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS                         12,039,134
                                                                    -----------
SWEDEN -- (1.5%)
Kommuninvest I Sverige AB
(u) 5.375%, 07/03/12.......................................  2,600    2,682,069
                                                                    -----------
SWITZERLAND -- (0.4%)
Credit Suisse New York AG
(u) 5.000%, 05/15/13.......................................    600      624,431
                                                                    -----------
UNITED KINGDOM -- (1.8%)
Barclays Bank P.L.C.
(u) 5.450%, 09/12/12.......................................  3,000    3,084,474
                                                                    -----------
UNITED STATES -- (25.5%)
Allstate Corp. (The)
    7.500%, 06/15/13....................................... $  489      534,751
American Express Bank FSB
    5.550%, 10/17/12.......................................    600      625,325
Anheuser-Busch Cos., Inc.
    4.375%, 01/15/13.......................................    700      726,949
Apache Corp.
    5.250%, 04/15/13.......................................    700      746,794
AT&T, Inc.
    4.950%, 01/15/13.......................................    600      629,212
Avery Dennison Corp.
    4.875%, 01/15/13.......................................    600      622,796
Bank of New York Mellon Corp. (The)
    4.500%, 04/01/13.......................................  3,000    3,157,515
Baxter International, Inc.
    1.800%, 03/15/13.......................................    800      811,814

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------- -----------
                                                             (000)
UNITED STATES -- (Continued)
BB&T Corp.
    3.375%, 09/25/13....................................... $  600  $   623,195
BlackRock, Inc.
    2.250%, 12/10/12.......................................    600      608,720
Burlington Northern Santa Fe LLC
    4.300%, 07/01/13.......................................    600      631,306
Campbell Soup Co.
    4.875%, 10/01/13.......................................    251      270,299
Caterpillar Financial Services Corp.
    2.000%, 04/05/13.......................................    650      660,803
CenterPoint Energy Resources Corp.
    7.875%, 04/01/13.......................................    600      652,649
Citigroup, Inc.
    5.300%, 10/17/12.......................................  1,400    1,437,841
Comcast Cable Communications Holdings, Inc.
    8.375%, 03/15/13.......................................    600      658,670
Computer Sciences Corp.
    5.000%, 02/15/13.......................................    600      623,750
Consolidated Edison Co. of New York, Inc.
    3.850%, 06/15/13.......................................    250      261,140
Dell, Inc.
    1.400%, 09/10/13.......................................    600      605,919
Dominion Resources, Inc.
    5.000%, 03/15/13.......................................    600      631,546
Dow Chemical Co. (The)
    6.000%, 10/01/12.......................................    385      401,660
Enterprise Products Operating LLC
    6.375%, 02/01/13.......................................    664      702,009
Fifth Third Bancorp
    6.250%, 05/01/13.......................................    600      636,518
General Electric Capital Corp.
    6.000%, 06/15/12.......................................    800      825,572
    2.800%, 01/08/13.......................................  2,000    2,040,180
General Electric Co.
    5.000%, 02/01/13.......................................  1,500    1,573,000
Georgia Power Co.
    1.300%, 09/15/13.......................................    700      705,013
Goldman Sachs Group, Inc.(The)
    5.450%, 11/01/12.......................................  1,360    1,398,230
Hewlett-Packard Co.
    4.500%, 03/01/13.......................................    600      624,438
Historic TW, Inc.
    9.125%, 01/15/13.......................................    600      652,654

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
HSBC Finance Corp.
    6.375%, 11/27/12....................................... $  600 $    623,512
International Business Machines Corp.
    2.100%, 05/06/13.......................................    700      716,148
John Deere Capital Corp.
    4.500%, 04/03/13.......................................    700      738,020
Johnson & Johnson
    0.700%, 05/15/13.......................................  2,000    2,007,264
JPMorgan Chase & Co.
    5.375%, 10/01/12.......................................    800      834,163
Kimberly-Clark Corp.
    5.000%, 08/15/13.......................................    600      641,953
Kroger Co. (The)
    5.500%, 02/01/13.......................................    600      629,513
MetLife, Inc.
    5.375%, 12/15/12.......................................  1,000    1,043,171
Nisource Finance Corp.
    6.150%, 03/01/13.......................................    600      636,019
Paccar Financial Corp.
    2.050%, 06/17/13.......................................    600      611,358
PepsiCo, Inc.
    4.650%, 02/15/13.......................................    600      630,680
Philip Morris International, Inc.
    4.875%, 05/16/13.......................................    600      635,712
Pitney Bowes, Inc.
    4.625%, 10/01/12.......................................    600      618,990
Prudential Financial, Inc.
    5.150%, 01/15/13.......................................    600      626,599
Reynolds American, Inc.
    7.250%, 06/01/13.......................................    600      651,988
SunTrust Banks, Inc.
    5.250%, 11/05/12.......................................    500      515,460
Target Corp.
    4.000%, 06/15/13.......................................    977    1,029,745
TD Ameritrade Holding Corp.
    2.950%, 12/01/12.......................................    700      714,122
Time Warner Cable, Inc.
    6.200%, 07/01/13.......................................  1,000    1,081,244
Travelers Property Casualty Corp.
    5.000%, 03/15/13.......................................    700      734,647
UnitedHealth Group, Inc.
    5.500%, 11/15/12.......................................    250      261,676
    4.875%, 04/01/13.......................................    600      629,834
Verizon Communications, Inc.
    4.350%, 02/15/13.......................................    600      627,040
Wal-Mart Stores, Inc.
    4.250%, 04/15/13.......................................  1,595    1,679,825

                                                             FACE
                                                            AMOUNT    VALUE+
                                                            ------ ------------
                                                            (000)
UNITED STATES -- (Continued)
Wells Fargo Bank & Co.
    4.375%, 01/31/13....................................... $  500 $    519,992
                                                                   ------------
TOTAL UNITED STATES........................................          44,518,943
                                                                   ------------
TOTAL BONDS................................................         134,055,734
                                                                   ------------
AGENCY OBLIGATIONS -- (11.1%)
Federal Home Loan Bank
    3.625%, 10/18/13.......................................  3,000    3,185,139
Federal Home Loan Mortgage Corporation
    4.125%, 09/27/13.......................................  3,000    3,211,818
Federal Home Loan Mortgage Corporation Discount Note
(y)^^ 0.054%, 12/12/11.....................................  4,000    3,999,910
Federal National Mortgage Association Discount Note
(y)^^ 0.040%, 12/09/11.....................................  9,000    8,999,812
                                                                   ------------
TOTAL AGENCY OBLIGATIONS. .................................          19,396,679
                                                                   ------------
COMMERCIAL PAPER -- (5.1%)
Caisse Cent Desjardins Du Quebec
    0.300%, 01/04/12.......................................  3,000    2,998,538
Caisse des Depots Et Consignations
    0.572%, 03/19/12.......................................  1,000      998,289
Electricite de France
    0.582%, 03/13/12.......................................  1,000      998,429
Sheffield Receivables Corp.
    0.360%, 01/04/12.......................................  3,000    2,998,630
    0.350%, 01/11/12.......................................  1,000      999,456
                                                                   ------------
TOTAL COMMERCIAL PAPER.....................................           8,993,342
                                                                   ------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
 EXCHANGE-TRADED FUND -- (3.2%)
 UNITED STATES -- (3.2%)
    SPDR Trust Series I.................................    44,100 $  5,532,345
                                                                   ------------
 TEMPORARY CASH INVESTMENTS -- (3.7%)
    BlackRock Liquidity Funds TempCash Portfolio -
      Institutional Shares.............................. 6,434,385    6,434,385
                                                                   ------------

                                                                      VALUE+
                                                                   ------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $172,868,110)..................................           $174,412,485
                                                                   ============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                               ----------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ----------- ------------  ------- ------------
 Bonds........................          -- $134,055,734    --    $134,055,734
 Agency Obligations...........          --   19,396,679    --      19,396,679
 Commercial Paper.............          --    8,993,342    --       8,993,342
 Exchange-Traded Fund......... $ 5,532,345           --    --       5,532,345
 Temporary Cash Investments...   6,434,385           --    --       6,434,385
 Forward Currency Contracts**.          --     (300,884)   --        (300,884)
 Futures Contracts**..........   9,411,800           --    --       9,411,800
                               ----------- ------------    --    ------------
 TOTAL........................ $21,378,530 $162,144,871    --    $183,523,401
                               =========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The U.S. Large Cap Value Series of The DFA
   Investment Trust Company..................................... $7,341,489,724
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $5,970,300,490)..................................... $7,341,489,724
                                                                 ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                         PERCENTAGE
                                                  SHARES     VALUE+    OF NET ASSETS**
                                                  ------- ------------ ---------------
COMMON STOCKS -- (84.6%)
Consumer Discretionary -- (14.1%)
  #Dillard's, Inc. Class A....................... 240,649 $ 12,400,643       0.5%
   Foot Locker, Inc.............................. 476,481   10,415,875       0.4%
 #*GameStop Corp. Class A........................ 573,361   14,660,841       0.6%
  #Lennar Corp. Class A.......................... 638,026   10,552,950       0.4%
  *Liberty Media Corp. - Liberty Capital Class A. 139,435   10,711,397       0.4%
  *Mohawk Industries, Inc........................ 290,366   15,287,770       0.6%
  #Rent-A-Center, Inc............................ 265,181    9,055,931       0.4%
 #*Toll Brothers, Inc............................ 798,600   13,927,584       0.5%
   Other Securities..............................          326,124,938      12.8%
                                                          ------------      ----
Total Consumer Discretionary.....................          423,137,929      16.6%
                                                          ------------      ----
Consumer Staples -- (4.0%)
  *Constellation Brands, Inc. Class A............ 572,827   11,582,562       0.5%
  *Ralcorp Holdings, Inc......................... 166,665   13,473,199       0.5%
 #*Smithfield Foods, Inc......................... 767,800   17,551,908       0.7%
   Other Securities..............................           76,352,076       3.0%
                                                          ------------      ----
Total Consumer Staples...........................          118,959,745       4.7%
                                                          ------------      ----
Energy -- (9.0%)
  *Bill Barrett Corp............................. 221,991    9,234,826       0.4%
  *Helix Energy Solutions Group, Inc............. 494,307    8,927,184       0.4%
   HollyFrontier Corp............................ 292,434    8,974,799       0.4%
   Patterson-UTI Energy, Inc..................... 442,089    8,983,248       0.4%
  *Plains Exploration & Production Co............ 584,772   18,420,318       0.7%
  *Rowan Cos., Inc............................... 522,259   18,012,713       0.7%
  #Sunoco, Inc................................... 442,604   16,478,147       0.6%
  *Tesoro Corp................................... 728,585   18,899,495       0.7%
  #Tidewater, Inc................................ 228,570   11,252,501       0.4%
   Other Securities..............................          151,190,000       5.9%
                                                          ------------      ----
Total Energy.....................................          270,373,231      10.6%
                                                          ------------      ----
Financials -- (19.5%)
   American Financial Group, Inc................. 406,455   14,563,283       0.6%
   Assurant, Inc................................. 387,206   14,922,919       0.6%
   Axis Capital Holdings, Ltd.................... 478,366   14,996,774       0.6%
   Everest Re Group, Ltd......................... 105,755    9,509,490       0.4%
  #Legg Mason, Inc............................... 477,247   13,124,292       0.5%
  *NASDAQ OMX Group, Inc. (The).................. 660,615   16,548,406       0.6%
  *PartnerRe, Ltd................................ 152,798    9,507,092       0.4%
   People's United Financial, Inc................ 729,874    9,305,894       0.4%
   Reinsurance Group of America, Inc............. 304,455   15,901,685       0.6%
   Transatlantic Holdings, Inc................... 204,165   10,624,747       0.4%
   Validus Holdings, Ltd......................... 413,328   11,308,654       0.4%
   White Mountains Insurance Group, Ltd..........  22,083    9,274,860       0.4%
   Other Securities..............................          434,292,750      17.1%
                                                          ------------      ----
Total Financials.................................          583,880,846      23.0%
                                                          ------------      ----
Health Care -- (6.5%)
  *Coventry Health Care, Inc..................... 467,075   14,857,656       0.6%
  *Healthspring, Inc............................. 245,340   13,233,640       0.5%
  *Hologic, Inc.................................. 854,084   13,767,834       0.5%
  #Omnicare, Inc................................. 522,804   15,590,015       0.6%
   Other Securities..............................          136,145,359       5.4%
                                                          ------------      ----
Total Health Care................................          193,594,504       7.6%
                                                          ------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                     SHARES         VALUE+     OF NET ASSETS**
                                                                   ------------ -------------- ---------------
Industrials -- (12.7%)
  *Owens Corning, Inc.............................................      354,345 $   10,056,311       0.4%
  *Quanta Services, Inc...........................................      506,883     10,588,786       0.4%
  #Ryder System, Inc..............................................      219,950     11,204,253       0.4%
   Other Securities...............................................                 350,478,107      13.8%
                                                                                --------------      ----
Total Industrials.................................................                 382,327,457      15.0%
                                                                                --------------      ----
Information Technology -- (10.4%)
  *Arrow Electronics, Inc.........................................      414,359     14,937,642       0.6%
  *IAC/InterActiveCorp............................................      329,849     13,467,735       0.5%
  *Ingram Micro, Inc. Class A.....................................      529,613      9,469,480       0.4%
  *Tech Data Corp.................................................      261,278     12,849,652       0.5%
   Other Securities...............................................                 262,468,297      10.3%
                                                                                --------------      ----
Total Information Technology......................................                 313,192,806      12.3%
                                                                                --------------      ----
Materials -- (7.2%)
   Ashland, Inc...................................................      329,404     17,445,236       0.7%
  *Coeur d'Alene Mines Corp.......................................      421,417     10,775,633       0.4%
  #Cytec Industries, Inc..........................................      201,520      9,001,898       0.4%
  #Domtar Corp....................................................      162,773     13,332,736       0.5%
   MeadWestavco Corp..............................................      423,735     11,826,444       0.5%
   Reliance Steel & Aluminum Co...................................      212,025      9,369,385       0.4%
   Rock-Tenn Co. Class A..........................................      208,098     12,317,321       0.5%
   Other Securities...............................................                 131,056,566       5.1%
                                                                                --------------      ----
Total Materials...................................................                 215,125,219       8.5%
                                                                                --------------      ----
Other -- (0.0%)
   Other Securities...............................................                          --       0.0%
                                                                                --------------      ----
Telecommunication Services -- (0.8%)
   Other Securities...............................................                  25,513,924       1.0%
                                                                                --------------      ----
Utilities -- (0.4%)
   Other Securities...............................................                  10,985,644       0.4%
                                                                                --------------      ----
TOTAL COMMON STOCKS...............................................               2,537,091,305      99.7%
                                                                                --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...............................................                       1,491       0.0%
                                                                                --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.0%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional
     Shares.......................................................      809,741        809,741       0.0%
                                                                                --------------      ----

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                   ------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (15.4%)
(S)@DFA Short Term Investment Fund................................  461,537,179    461,537,179      18.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $1,174,891 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
     10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26 to 06/01/41, valued at
     $1,179,114) to be repurchased at $1,140,675.................. $      1,141      1,140,671       0.1%
                                                                                --------------      ----
TOTAL SECURITIES LENDING COLLATERAL...............................                 462,677,850      18.2%
                                                                                --------------      ----

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                                    VALUE+     OF NET ASSETS**
                                                -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,747,568,366)....................... $3,000,580,387      117.9%
                                                ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  423,137,929           --   --    $  423,137,929
   Consumer Staples.........    118,932,853 $     26,892   --       118,959,745
   Energy...................    270,373,231           --   --       270,373,231
   Financials...............    583,547,807      333,039   --       583,880,846
   Health Care..............    193,594,504           --   --       193,594,504
   Industrials..............    382,261,997       65,460   --       382,327,457
   Information Technology...    313,192,806           --   --       313,192,806
   Materials................    215,125,219           --   --       215,125,219
   Other....................             --           --   --                --
   Telecommunication
     Services...............     25,513,924           --   --        25,513,924
   Utilities................     10,985,644           --   --        10,985,644
Rights/Warrants.............          1,491           --   --             1,491
Temporary Cash Investments..        809,741           --   --           809,741
Securities Lending
  Collateral................             --  462,677,850   --       462,677,850
                             -------------- ------------   --    --------------
TOTAL....................... $2,537,477,146 $463,103,241   --    $3,000,580,387
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
 COMMON STOCKS -- (85.1%)
 Consumer Discretionary -- (15.7%)
    Bob Evans Farms, Inc..............   958,265 $   31,526,919       0.5%
  #*Cabela's, Inc..................... 1,410,635     35,153,024       0.5%
   #Dillard's, Inc. Class A........... 1,637,833     84,397,534       1.3%
   #Group 1 Automotive, Inc...........   692,454     31,548,204       0.5%
  #*Iconix Brand Group, Inc........... 1,808,160     32,456,472       0.5%
   #Penske Automotive Group, Inc...... 1,702,549     34,714,974       0.5%
   #Rent-A-Center, Inc................ 1,554,059     53,071,115       0.8%
  #*Saks, Inc......................... 3,415,558     36,102,448       0.6%
   #Scholastic Corp................... 1,528,917     41,051,421       0.6%
    Other Securities..................              816,364,443      12.5%
                                                 --------------      ----
 Total Consumer Discretionary.........            1,196,386,554      18.3%
                                                 --------------      ----
 Consumer Staples -- (3.2%)
    Fresh Del Monte Produce, Inc...... 1,373,299     34,964,193       0.5%
   *Hain Celestial Group, Inc. (The).. 1,248,931     41,914,124       0.7%
   #Universal Corp....................   707,351     30,288,770       0.5%
    Other Securities..................              138,519,464       2.1%
                                                 --------------      ----
 Total Consumer Staples...............              245,686,551       3.8%
                                                 --------------      ----
 Energy -- (8.6%)
   *Bill Barrett Corp.................   781,488     32,509,901       0.5%
    Bristow Group, Inc................ 1,094,569     54,487,645       0.8%
  #*Complete Production Services, Inc. 1,359,909     44,605,015       0.7%
   *Helix Energy Solutions Group, Inc. 3,199,360     57,780,442       0.9%
    HollyFrontier Corp................ 1,130,678     34,700,508       0.5%
    SEACOR Holdings, Inc..............   371,968     31,673,075       0.5%
  #*Western Refining, Inc............. 1,898,570     30,339,149       0.5%
    Other Securities..................              367,601,614       5.6%
                                                 --------------      ----
 Total Energy.........................              653,697,349      10.0%
                                                 --------------      ----
 Financials -- (18.1%)
  #*American Capital, Ltd............. 4,448,154     34,562,157       0.5%
  #*CNO Financial Group, Inc.......... 8,156,999     50,981,244       0.8%
   #Delphi Financial Group, Inc.
     Class A.......................... 1,362,859     36,088,506       0.5%
    Harleysville Group, Inc...........   512,744     30,128,837       0.5%
    Kemper Corp....................... 1,407,792     37,855,527       0.6%
  #*MBIA, Inc......................... 3,882,727     34,167,998       0.5%
    Montpelier Re Holdings, Ltd....... 2,084,607     36,480,623       0.6%
   *PHH Corp.......................... 1,845,253     34,044,918       0.5%
   #Umpqua Holdings Corp.............. 3,119,312     35,716,122       0.5%
   #Webster Financial Corp............ 1,871,431     36,754,905       0.6%
   #Wintrust Financial Corp........... 1,050,018     30,324,520       0.5%
    Other Securities..................              987,077,775      15.1%
                                                 --------------      ----
 Total Financials.....................            1,384,183,132      21.2%
                                                 --------------      ----
 Health Care -- (5.5%)
    Cooper Cos., Inc. (The)...........   613,518     42,516,797       0.7%
  #*Healthspring, Inc.................   882,626     47,608,846       0.7%
  #*LifePoint Hospitals, Inc.......... 1,784,701     68,996,541       1.1%
   *Viropharma, Inc................... 1,980,889     40,093,193       0.6%
    Other Securities..................              224,136,923       3.4%
                                                 --------------      ----
 Total Health Care....................              423,352,300       6.5%
                                                 --------------      ----
 Industrials -- (16.1%)
   #Alexander & Baldwin, Inc.......... 1,205,757     50,050,973       0.8%
  #*Avis Budget Group, Inc............ 3,121,273     44,009,949       0.7%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
Industrials -- (Continued)
 #*Esterline Technologies Corp.......  1,045,473 $   58,441,941       0.9%
  #GATX Corp.........................  1,559,790     59,240,824       0.9%
   Seaboard Corp.....................     18,588     40,856,424       0.6%
  #Trinity Industries, Inc...........  1,796,783     48,998,272       0.7%
  #Triumph Group, Inc................    664,017     38,579,388       0.6%
   Other Securities..................               883,966,620      13.5%
                                                 --------------      ----
Total Industrials....................             1,224,144,391      18.7%
                                                 --------------      ----
Information Technology -- (11.2%)
 #*Benchmark Electronics, Inc........  2,338,129     32,125,892       0.5%
 #*CACI International, Inc. Class A..    569,627     31,266,826       0.4%
  *Coherent, Inc.....................    783,871     39,953,905       0.6%
  *Convergys Corp....................  3,064,682     32,792,097       0.5%
 #*Fairchild Semiconductor
   International, Inc................  3,113,394     46,607,508       0.7%
   MKS Instruments, Inc..............  1,677,240     44,681,674       0.7%
 #*Vishay Intertechnology, Inc.......  2,938,669     31,590,692       0.5%
   Other Securities..................               594,642,481       9.1%
                                                 --------------      ----
Total Information Technology.........               853,661,075      13.0%
                                                 --------------      ----
Materials -- (6.3%)
  *Coeur d'Alene Mines Corp..........  1,822,519     46,601,811       0.7%
  #Westlake Chemical Corp............  1,576,358     64,961,713       1.0%
   Other Securities..................               366,139,330       5.6%
                                                 --------------      ----
Total Materials......................               477,702,854       7.3%
                                                 --------------      ----
Other -- (0.0%)
   Other Securities..................                   740,208       0.0%
                                                 --------------      ----
Real Estate Investment
  Trusts -- (0.0%)
   Other Securities..................                     1,166       0.0%
                                                 --------------      ----
Telecommunication Services -- (0.3%)
   Other Securities..................                20,070,867       0.3%
                                                 --------------      ----
Utilities -- (0.1%)
   Other Securities..................                 9,793,296       0.1%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             6,489,419,743      99.2%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..................                    12,439       0.0%
                                                 --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.7%)
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Shares............ 54,349,024     54,349,024       0.8%
                                                 --------------      ----

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


                                            SHARES/
                                             FACE                        PERCENTAGE
                                            AMOUNT          VALUE+     OF NET ASSETS**
                                         -------------- -------------- ---------------
                                             (000)
SECURITIES LENDING COLLATERAL -- (14.2%)
(S)@DFA Short Term Investment Fund......  1,076,914,745 $1,076,914,745       16.5%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $2,071,998
     FHLMC, rates ranging from 4.500%
     to 6.000%, maturities ranging from
     07/01/30 to 10/01/36 & FNMA, rates
     ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26
     to 06/01/41, valued at $2,079,445)
     to be repurchased at $2,011,656.... $        2,012      2,011,649        0.0%
                                                        --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                 1,078,926,394       16.5%
                                                        --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,359,639,212).................                $7,622,707,600      116.5%
                                                        ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary. $1,196,386,554             --   --    $1,196,386,554
   Consumer Staples.......    245,211,528 $      475,023   --       245,686,551
   Energy.................    653,697,349             --   --       653,697,349
   Financials.............  1,381,123,223      3,059,909   --     1,384,183,132
   Health Care............    423,331,307         20,993   --       423,352,300
   Industrials............  1,223,770,149        374,242   --     1,224,144,391
   Information Technology.    853,661,075             --   --       853,661,075
   Materials..............    477,702,854             --   --       477,702,854
   Other..................             --        740,208   --           740,208
   Real Estate
     Investment Trusts....          1,166             --   --             1,166
   Telecommunication
     Services.............     20,070,867             --   --        20,070,867
   Utilities..............      9,793,296             --   --         9,793,296
Rights/Warrants...........         12,439             --   --            12,439
Temporary Cash
  Investments.............     54,349,024             --   --        54,349,024
Securities Lending
  Collateral..............             --  1,078,926,394   --     1,078,926,394
Futures Contracts**.......        536,023             --   --           536,023
                           -------------- --------------   --    --------------
TOTAL..................... $6,539,646,854 $1,083,596,769   --    $7,623,243,623
                           ============== ==============   ==    ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                PERCENTAGE
                                        SHARES      VALUE+    OF NET ASSETS**
                                       --------- ------------ ---------------
  COMMON STOCKS -- (87.8%)
  Consumer Discretionary -- (12.0%)
    *Amazon.com, Inc..................    59,387 $ 12,679,718       0.3%
     Comcast Corp. Class A............   508,494   11,924,184       0.3%
    #Home Depot, Inc..................   251,163    8,991,635       0.3%
     McDonald's Corp..................   160,072   14,862,685       0.4%
    #Time Warner, Inc.................   253,277    8,862,162       0.2%
    #Walt Disney Co. (The)............   412,943   14,403,452       0.4%
     Other Securities.................            435,260,643      11.7%
                                                 ------------      ----
  Total Consumer Discretionary........            506,984,479      13.6%
                                                 ------------      ----
  Consumer Staples -- (7.3%)
    #Altria Group, Inc................   320,618    8,833,026       0.3%
     Coca-Cola Co. (The)..............   333,834   22,807,539       0.6%
     CVS Caremark Corp................   320,731   11,642,535       0.3%
     Kraft Foods, Inc. Class A........   386,181   13,585,848       0.4%
     PepsiCo, Inc.....................   253,522   15,959,210       0.4%
     Philip Morris International, Inc.   277,118   19,362,235       0.5%
     Procter & Gamble Co. (The).......   429,326   27,472,571       0.7%
    #Wal-Mart Stores, Inc.............   499,081   28,307,874       0.8%
     Other Securities.................            161,810,097       4.3%
                                                 ------------      ----
  Total Consumer Staples..............            309,780,935       8.3%
                                                 ------------      ----
  Energy -- (9.7%)
     Anadarko Petroleum Corp..........   117,743    9,242,826       0.3%
    #Chevron Corp.....................   477,372   50,147,929       1.3%
     ConocoPhillips...................   318,241   22,165,486       0.6%
     Exxon Mobil Corp.................   896,367   69,997,299       1.9%
     Occidental Petroleum Corp........   173,726   16,146,094       0.4%
     Schlumberger, Ltd................   211,589   15,545,444       0.4%
     Other Securities.................            226,991,149       6.1%
                                                 ------------      ----
  Total Energy........................            410,236,227      11.0%
                                                 ------------      ----
  Financials -- (13.2%)
     American Express Co..............   176,383    8,928,507       0.2%
     Bank of America Corp............. 1,928,676   13,172,857       0.4%
    *Berkshire Hathaway, Inc..........   290,501   22,618,408       0.6%
     Citigroup, Inc...................   600,766   18,978,198       0.5%
     Goldman Sachs Group, Inc. (The)..   103,629   11,352,557       0.3%
     JPMorgan Chase & Co..............   962,661   33,462,096       0.9%
     U.S. Bancorp.....................   443,086   11,338,571       0.3%
     Wells Fargo & Co................. 1,201,867   31,140,374       0.8%
     Other Securities.................            409,941,471      11.0%
                                                 ------------      ----
  Total Financials....................            560,933,039      15.0%
                                                 ------------      ----
  Health Care -- (9.7%)
    #Abbott Laboratories..............   244,235   13,156,939       0.4%
     Amgen, Inc.......................   198,736   11,381,611       0.3%
     Johnson & Johnson................   435,957   28,071,271       0.7%
     Merck & Co., Inc.................   709,740   24,486,030       0.7%
     Pfizer, Inc...................... 1,820,669   35,066,085       0.9%
     UnitedHealth Group, Inc..........   245,508   11,781,929       0.3%
     Other Securities.................            287,020,078       7.7%
                                                 ------------      ----
  Total Health Care...................            410,963,943      11.0%
                                                 ------------      ----
  Industrials -- (11.1%)
     Caterpillar, Inc.................   104,739    9,893,646       0.3%
     General Electric Co.............. 2,447,102   40,891,074       1.1%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                     SHARES         VALUE+     OF NET ASSETS**
                                                                   ------------ -------------- ---------------
Industrials -- (Continued)
   Union Pacific Corp.............................................      112,188 $   11,170,559       0.3%
   United Technologies Corp.......................................      142,425     11,106,302       0.3%
   Other Securities...............................................                 399,083,572      10.7%
                                                                                --------------      ----
Total Industrials.................................................                 472,145,153      12.7%
                                                                                --------------      ----
Information Technology -- (14.8%)
  *Apple, Inc.....................................................      150,843     61,058,230       1.6%
   Cisco Sytems, Inc..............................................      798,867     14,803,006       0.4%
  *Google, Inc....................................................       40,661     24,097,335       0.7%
   Hewlett-Packard Co.............................................      447,680     11,912,765       0.3%
  #Intel Corp.....................................................      963,439     23,642,793       0.6%
   International Business Machines Corp...........................      190,180     35,112,933       0.9%
   Microsoft Corp.................................................    1,228,039     32,702,679       0.9%
   Oracle Corp....................................................      628,672     20,601,581       0.6%
   QUALCOMM, Inc..................................................      272,315     14,051,454       0.4%
  #Visa, Inc......................................................      114,676     10,694,684       0.3%
   Other Securities...............................................                 377,845,655      10.1%
                                                                                --------------      ----
Total Information Technology......................................                 626,523,115      16.8%
                                                                                --------------      ----
Materials -- (4.4%)
   Other Securities...............................................                 183,944,352       4.9%
                                                                                --------------      ----
Other -- (0.0%)
   Other Securities...............................................                      26,516       0.0%
                                                                                --------------      ----
Telecommunication Services -- (2.3%)
   AT&T, Inc......................................................    1,371,909     40,210,653       1.1%
   Verizon Communications, Inc....................................      650,968     24,072,797       0.6%
   Other Securities...............................................                  33,735,138       0.9%
                                                                                --------------      ----
Total Telecommunication Services..................................                  98,018,588       2.6%
                                                                                --------------      ----
Utilities -- (3.3%)
   Other Securities...............................................                 139,394,990       3.8%
                                                                                --------------      ----
TOTAL COMMON STOCKS...............................................               3,718,951,337      99.7%
                                                                                --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...............................................                      26,716       0.0%
                                                                                --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash
     Portfolio - Institutional Shares.............................   10,048,770     10,048,770       0.3%
                                                                                --------------      ----

                                                                     SHARES/
                                                                      FACE
                                                                     AMOUNT
                                                                   ------------
                                                                      (000)
SECURITIES LENDING COLLATERAL -- (12.0%)
(S)@DFA Short Term Investment Fund................................  508,332,045    508,332,045      13.6%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $1,113,627 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
     10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26 to 06/01/41, valued at
     $1,117,629) to be repurchased at $1,081,195.................. $      1,081      1,081,191       0.0%
                                                                                --------------      ----
TOTAL SECURITIES LENDING COLLATERAL...............................                 509,413,236      13.6%
                                                                                --------------      ----

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


                                                               PERCENTAGE
                                                  VALUE+     OF NET ASSETS**
                                              -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,944,426,687)...................... $4,238,440,059      113.6%
                                              ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  506,984,479           --   --    $  506,984,479
   Consumer Staples.........    309,773,118 $      7,817   --       309,780,935
   Energy...................    410,236,227           --   --       410,236,227
   Financials...............    560,846,965       86,074   --       560,933,039
   Health Care..............    410,963,943           --   --       410,963,943
   Industrials..............    472,135,073       10,080   --       472,145,153
   Information Technology...    626,523,115           --   --       626,523,115
   Materials................    183,944,352           --   --       183,944,352
   Other....................             --       26,516   --            26,516
   Telecommunication
     Services...............     98,018,588           --   --        98,018,588
   Utilities................    139,394,990           --   --       139,394,990
Rights/Warrants.............         26,716           --   --            26,716
Temporary Cash Investments..     10,048,770           --   --        10,048,770
Securities Lending
  Collateral................             --  509,413,236   --       509,413,236
                             -------------- ------------   --    --------------
TOTAL....................... $3,728,896,336 $509,543,723   --    $4,238,440,059
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                       --------- -------------- ---------------
 COMMON STOCKS -- (84.4%)
 Consumer Discretionary -- (11.8%)
   #Comcast Corp. Class A.............   980,689 $   22,997,157       0.4%
    Lowe's Cos., Inc..................   606,612     12,750,984       0.2%
   #News Corp. Class A................   837,149     14,666,850       0.2%
   #Time Warner, Inc..................   505,637     17,692,239       0.3%
   #Walt Disney Co. (The).............   823,524     28,724,517       0.5%
    Other Securities..................              719,773,468      12.4%
                                                 --------------      ----
 Total Consumer Discretionary.........              816,605,215      14.0%
                                                 --------------      ----
 Consumer Staples -- (5.7%)
    Coca-Cola Co. (The)...............   219,621     15,004,507       0.2%
   #CVS Caremark Corp.................   621,786     22,570,832       0.4%
    Kraft Foods, Inc. Class A.........   765,796     26,940,703       0.4%
    Procter & Gamble Co. (The)........   610,480     39,064,615       0.7%
    Wal-Mart Stores, Inc..............   387,774     21,994,541       0.4%
    Other Securities..................              266,242,594       4.6%
                                                 --------------      ----
 Total Consumer Staples...............              391,817,792       6.7%
                                                 --------------      ----
 Energy -- (10.2%)
    Anadarko Petroleum Corp...........   228,215     17,914,878       0.3%
   #Apache Corp.......................   180,816     18,014,698       0.3%
   #Chevron Corp......................   960,977    100,950,634       1.7%
    ConocoPhillips....................   621,821     43,309,833       0.8%
    Devon Energy Corp.................   189,302     12,295,165       0.2%
    Exxon Mobil Corp.................. 1,268,253     99,037,877       1.7%
    National Oilwell Varco, Inc.......   194,038     13,840,731       0.3%
    Occidental Petroleum Corp.........   270,857     25,173,450       0.4%
    Schlumberger, Ltd.................   177,195     13,018,517       0.2%
    Other Securities..................              360,895,030       6.2%
                                                 --------------      ----
 Total Energy.........................              704,450,813      12.1%
                                                 --------------      ----
 Financials -- (14.9%)
    Bank of America Corp.............. 4,072,969     27,818,378       0.5%
   *Berkshire Hathaway, Inc...........   192,106     14,957,373       0.3%
    Citigroup, Inc....................   627,059     19,808,794       0.3%
    Goldman Sachs Group, Inc. (The)...   215,233     23,578,775       0.4%
    JPMorgan Chase & Co............... 1,841,003     63,993,264       1.1%
   *MetLife, Inc......................   467,142     16,424,713       0.3%
    PNC Financial Services Group, Inc.   246,884     13,260,140       0.2%
  #*Prudential Financial, Inc.........   228,856     12,403,995       0.2%
    Travelers Cos., Inc. (The)........   235,445     13,738,216       0.2%
   #U.S. Bancorp......................   883,601     22,611,350       0.4%
    Wells Fargo & Co.................. 2,348,255     60,843,287       1.1%
    Other Securities..................              739,340,382      12.7%
                                                 --------------      ----
 Total Financials.....................            1,028,778,667      17.7%
                                                 --------------      ----
 Health Care -- (9.2%)
    Amgen, Inc........................   275,807     15,795,467       0.3%
    Johnson & Johnson.................   349,581     22,509,521       0.4%
    Merck & Co., Inc.................. 1,428,149     49,271,140       0.8%
    Pfizer, Inc....................... 3,659,190     70,475,999       1.2%
    UnitedHealth Group, Inc...........   453,978     21,786,404       0.4%
    WellPoint, Inc....................   203,028     13,988,629       0.2%
    Other Securities..................              437,036,920       7.5%
                                                 --------------      ----
 Total Health Care....................              630,864,080      10.8%
                                                 --------------      ----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                      SHARES          VALUE+     OF NET ASSETS**
                                                                   -------------- -------------- ---------------
Industrials -- (11.6%)
   General Electric Co............................................      4,935,281 $   82,468,546        1.4%
   Union Pacific Corp.............................................        223,752     22,278,987        0.4%
   Other Securities...............................................                   698,161,647       12.0%
                                                                                  --------------      -----
Total Industrials.................................................                   802,909,180       13.8%
                                                                                  --------------      -----
Information Technology -- (11.7%)
  *Apple, Inc.....................................................         89,996     36,428,581        0.6%
  *Google, Inc....................................................         24,471     14,502,493        0.3%
   Hewlett-Packard Co.............................................        667,594     17,764,676        0.3%
   Intel Corp.....................................................      1,282,072     31,462,047        0.5%
   International Business Machines Corp...........................        103,955     19,193,212        0.3%
   Microsoft Corp.................................................        781,806     20,819,494        0.4%
   Oracle Corp....................................................        517,147     16,946,907        0.3%
  #Visa, Inc......................................................        232,750     21,706,265        0.4%
   Other Securities...............................................                   624,341,675       10.7%
                                                                                  --------------      -----
Total Information Technology......................................                   803,165,350       13.8%
                                                                                  --------------      -----
Materials -- (4.4%)
   Dow Chemical Co. (The).........................................        547,213     15,256,298        0.3%
   Newmont Mining Corp............................................        203,051     13,569,898        0.2%
   Other Securities...............................................                   271,841,644        4.7%
                                                                                  --------------      -----
Total Materials...................................................                   300,667,840        5.2%
                                                                                  --------------      -----
Other -- (0.0%)
   Other Securities...............................................                        71,467        0.0%
                                                                                  --------------      -----
Real Estate Investment Trusts -- (0.0%)
   Other Securities...............................................                           180        0.0%
                                                                                  --------------      -----
Telecommunication Services -- (2.7%)
   AT&T, Inc......................................................      2,765,425     81,054,607        1.4%
   Verizon Communications, Inc....................................      1,309,782     48,435,738        0.8%
   Other Securities...............................................                    56,302,411        1.0%
                                                                                  --------------      -----
Total Telecommunication Services..................................                   185,792,756        3.2%
                                                                                  --------------      -----
Utilities -- (2.2%)
   Other Securities...............................................                   153,685,657        2.7%
                                                                                  --------------      -----
TOTAL COMMON STOCKS...............................................                 5,818,808,997      100.0%
                                                                                  --------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities...............................................                        32,842        0.0%
                                                                                  --------------      -----

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT
                                                                   --------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (15.6%)
(S)@DFA Short Term Investment Fund................................  1,077,291,303  1,077,291,303       18.5%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $1,362,130 FHLMC, rates ranging from 4.500% to 6.000%, maturities ranging from 07/01/30 to
     10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26 to 06/01/41, valued at
     $1,367,026) to be repurchased at $1,322,460.................. $        1,322      1,322,456        0.0%
                                                                                  --------------      -----
TOTAL SECURITIES LENDING COLLATERAL...............................                 1,078,613,759       18.5%
                                                                                  --------------      -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $6,598,533,431)........................ $6,897,455,598      118.5%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary. $  816,605,215             --   --    $  816,605,215
   Consumer Staples.......    391,799,669 $       18,123   --       391,817,792
   Energy.................    704,450,813             --   --       704,450,813
   Financials.............  1,028,611,399        167,268   --     1,028,778,667
   Health Care............    630,864,080             --   --       630,864,080
   Industrials............    802,883,848         25,332   --       802,909,180
   Information Technology.    803,165,350             --   --       803,165,350
   Materials..............    300,667,840             --   --       300,667,840
   Other..................             --         71,467   --            71,467
   Real Estate Investment
     Trusts...............            180             --   --               180
   Telecommunication
     Services.............    185,792,756             --   --       185,792,756
   Utilities..............    153,685,657             --   --       153,685,657
Rights/Warrants...........         32,842             --   --            32,842
Securities Lending
  Collateral..............             --  1,078,613,759   --     1,078,613,759
                           -------------- --------------   --    --------------
TOTAL..................... $5,818,559,649 $1,078,895,949   --    $6,897,455,598
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                        --------- ------------ ---------------
  COMMON STOCKS -- (84.6%)
  Consumer Discretionary -- (12.8%)
     CBS Corp. Class B.................   210,809 $  5,440,980       0.3%
     Comcast Corp. Class A.............   298,194    6,992,649       0.4%
    #J.C. Penney Co., Inc..............   113,950    3,655,516       0.2%
    *Liberty Interactive Corp. Class A.   295,208    4,850,267       0.3%
    *Liberty Media Corp. - Liberty
      Capital Class A..................    48,389    3,717,243       0.2%
    #News Corp. Class A................   247,749    4,340,562       0.2%
    #Time Warner, Inc..................   198,927    6,960,456       0.4%
    *Walt Disney Co. (The).............   126,878    4,425,505       0.2%
     Other Securities..................            238,180,526      12.8%
                                                  ------------      ----
  Total Consumer Discretionary.........            278,563,704      15.0%
                                                  ------------      ----
  Consumer Staples -- (5.0%)
     Bunge, Ltd........................    76,528    4,727,135       0.3%
     CVS Caremark Corp.................   183,826    6,672,884       0.4%
     J.M. Smucker Co...................    58,872    4,534,321       0.2%
     Kraft Foods, Inc. Class A.........   226,307    7,961,480       0.4%
     Procter & Gamble Co. (The)........    97,417    6,233,714       0.3%
     Wal-Mart Stores, Inc..............    67,078    3,804,664       0.2%
     Other Securities..................             75,012,758       4.1%
                                                  ------------      ----
  Total Consumer Staples...............            108,946,956       5.9%
                                                  ------------      ----
  Energy -- (9.0%)
     Anadarko Petroleum Corp...........    68,323    5,363,356       0.3%
    #Chevron Corp......................   140,737   14,784,422       0.8%
     ConocoPhillips....................   197,546   13,759,079       0.7%
     Exxon Mobil Corp..................   184,915   14,440,012       0.8%
     HollyFrontier Corp................   137,868    4,231,169       0.2%
     Murphy Oil Corp...................    99,687    5,519,669       0.3%
     National Oilwell Varco, Inc.......    52,347    3,733,912       0.2%
     Other Securities..................            134,400,828       7.3%
                                                  ------------      ----
  Total Energy.........................            196,232,447      10.6%
                                                  ------------      ----
  Financials -- (19.7%)
     American Financial Group, Inc.....   129,237    4,630,562       0.2%
     Bank of America Corp.............. 1,252,365    8,553,653       0.5%
     Citigroup, Inc....................   176,896    5,588,145       0.3%
     Goldman Sachs Group, Inc. (The)...    43,159    4,728,068       0.3%
     Invesco, Ltd......................   224,753    4,510,793       0.2%
     JPMorgan Chase & Co...............   570,669   19,836,454       1.1%
    *MetLife, Inc......................   141,103    4,961,181       0.3%
    #PNC Financial Services Group, Inc.    73,036    3,922,764       0.2%
    *Principal Financial Group, Inc....   159,037    4,099,974       0.2%
    *Prudential Financial, Inc.........    67,351    3,650,424       0.2%
     Travelers Cos., Inc. (The)........    73,100    4,265,385       0.2%
    #Unum Group........................   203,475    4,850,844       0.3%
     Wells Fargo & Co..................   512,244   13,272,242       0.7%
     XL Group P.L.C....................   167,597    3,643,559       0.2%
     Other Securities..................            340,307,478      18.4%
                                                  ------------      ----
  Total Financials.....................            430,821,526      23.3%
                                                  ------------      ----
  Health Care -- (7.5%)
   #*Boston Scientific Corp............   789,051    4,647,510       0.3%
     Merck & Co., Inc..................   156,737    5,407,426       0.3%
     Pfizer, Inc.......................   572,241   11,021,362       0.6%
     UnitedHealth Group, Inc...........    79,287    3,804,983       0.2%
     WellPoint, Inc....................    62,400    4,299,360       0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                      PERCENTAGE
                                                                          SHARES         VALUE+     OF NET ASSETS**
                                                                        ------------ -------------- ---------------
Health Care -- (Continued)
   Other Securities....................................................              $  133,717,915       7.2%
                                                                                     --------------      ----
Total Health Care......................................................                 162,898,556       8.8%
                                                                                     --------------      ----
Industrials -- (11.7%)
   General Electric Co.................................................      741,934     12,397,717       0.6%
   L-3 Communications Holdings, Inc....................................       54,307      3,680,928       0.2%
   Union Pacific Corp..................................................       38,880      3,871,282       0.2%
   Other Securities....................................................                 236,641,666      12.8%
                                                                                     --------------      ----
Total Industrials......................................................                 256,591,593      13.8%
                                                                                     --------------      ----
Information Technology -- (10.5%)
   Fidelity National Information Services, Inc.........................      157,698      4,128,534       0.2%
  *IAC/InterActiveCorp.................................................      143,044      5,840,487       0.3%
  #Intel Corp..........................................................      202,420      4,967,387       0.3%
   Other Securities....................................................                 214,926,468      11.6%
                                                                                     --------------      ----
Total Information Technology...........................................                 229,862,876      12.4%
                                                                                     --------------      ----
Materials -- (4.7%)
   MeadWestavco Corp...................................................      151,161      4,218,904       0.2%
   Other Securities....................................................                  99,109,833       5.4%
                                                                                     --------------      ----
Total Materials........................................................                 103,328,737       5.6%
                                                                                     --------------      ----
Other -- (0.0%)
   Other Securities....................................................                      24,012       0.0%
                                                                                     --------------      ----
Telecommunication Services -- (2.3%)
   AT&T, Inc...........................................................      802,858     23,531,768       1.3%
   Verizon Communications, Inc.........................................      205,994      7,617,658       0.4%
   Other Securities....................................................                  18,894,974       1.0%
                                                                                     --------------      ----
Total Telecommunication Services.......................................                  50,044,400       2.7%
                                                                                     --------------      ----
Utilities -- (1.4%)
  *AES Corp............................................................      393,220      4,411,928       0.3%
   Other Securities....................................................                  26,318,080       1.4%
                                                                                     --------------      ----
Total Utilities........................................................                  30,730,008       1.7%
                                                                                     --------------      ----
TOTAL COMMON STOCKS....................................................               1,848,044,815      99.8%
                                                                                     --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities....................................................                       9,390       0.0%
                                                                                     --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.3%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares.    6,829,482      6,829,482       0.4%
                                                                                     --------------      ----

                                                                          SHARES/
                                                                           FACE
                                                                          AMOUNT
                                                                        ------------
                                                                           (000)
SECURITIES LENDING COLLATERAL -- (15.1%)
(S)@DFA Short Term Investment Fund.....................................  328,663,098    328,663,098      17.7%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%,
     11/01/11 (Collateralized by $354,554 FHLMC, rates ranging
     from 4.500% to 6.000%, maturities ranging from 07/01/30 to
     10/01/36 & FNMA, rates ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26 to 06/01/41, valued at
     $355,828) to be repurchased at $344,228........................... $        344        344,227       0.0%
                                                                                     --------------      ----
TOTAL SECURITIES LENDING COLLATERAL....................................                 329,007,325      17.7%
                                                                                     --------------      ----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,137,196,177)........................ $2,183,891,012      117.9%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  278,563,704           --   --    $  278,563,704
   Consumer Staples.........    108,939,001 $      7,955   --       108,946,956
   Energy...................    196,232,447           --   --       196,232,447
   Financials...............    430,715,577      105,949   --       430,821,526
   Health Care..............    162,898,556           --   --       162,898,556
   Industrials..............    256,572,491       19,102   --       256,591,593
   Information Technology...    229,862,876           --   --       229,862,876
   Materials................    103,328,737           --   --       103,328,737
   Other....................             --       24,012   --            24,012
   Telecommunication
     Services...............     50,044,400           --   --        50,044,400
   Utilities................     30,730,008           --   --        30,730,008
Rights/Warrants.............          9,390           --   --             9,390
Temporary Cash Investments..      6,829,482           --   --         6,829,482
Securities Lending
  Collateral................             --  329,007,325   --       329,007,325
                             -------------- ------------   --    --------------
TOTAL....................... $1,854,726,669 $329,164,343   --    $2,183,891,012
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
 COMMON STOCKS -- (78.0%)
 Consumer Discretionary -- (13.5%)
   #Aaron's, Inc.......................... 265,037 $  7,092,390       0.2%
   #Brinker International, Inc............ 322,412    7,383,235       0.2%
   #Buckle, Inc........................... 166,850    7,434,836       0.2%
  #*Carter's, Inc......................... 215,859    8,222,069       0.2%
   #Dillard's, Inc. Class A............... 175,813    9,059,644       0.2%
   *Domino's Pizza, Inc................... 270,452    8,662,578       0.2%
   #DSW, Inc. Class A..................... 136,560    7,147,550       0.2%
   *Express, Inc.......................... 310,412    7,012,207       0.2%
   *HSN, Inc.............................. 206,075    7,350,695       0.2%
    Penske Automotive Group, Inc.......... 331,438    6,758,021       0.2%
  #*Pier 1 Imports, Inc................... 641,193    8,021,324       0.2%
   #Rent-A-Center, Inc.................... 213,778    7,300,519       0.2%
  #*Ulta Salon Cosmetics & Fragrance, Inc. 159,558   10,736,658       0.3%
    Other Securities......................          551,203,433      14.6%
                                                   ------------      ----
 Total Consumer Discretionary.............          653,385,159      17.3%
                                                   ------------      ----
 Consumer Staples -- (3.6%)
   #Casey's General Stores, Inc........... 142,377    7,054,780       0.2%
   #Nu Skin Enterprises, Inc. Class A..... 281,324   14,215,302       0.4%
   #PriceSmart, Inc....................... 104,676    7,959,563       0.2%
   #Ruddick Corp.......................... 156,784    6,853,029       0.2%
   *TreeHouse Foods, Inc.................. 110,760    6,794,018       0.2%
    Other Securities......................          133,062,071       3.5%
                                                   ------------      ----
 Total Consumer Staples...................          175,938,763       4.7%
                                                   ------------      ----
 Energy -- (4.6%)
   *Bill Barrett Corp..................... 159,102    6,618,643       0.2%
  #*CVR Energy, Inc....................... 308,530    7,639,203       0.2%
   *Helix Energy Solutions Group, Inc..... 386,146    6,973,797       0.2%
    HollyFrontier Corp.................... 544,140   16,699,657       0.4%
  #*Rosetta Resources, Inc................ 159,447    7,069,880       0.2%
    Other Securities......................          177,688,715       4.7%
                                                   ------------      ----
 Total Energy.............................          222,689,895       5.9%
                                                   ------------      ----
 Financials -- (11.3%)
    Other Securities......................          543,995,659      14.4%
                                                   ------------      ----
 Health Care -- (8.7%)
  #*Cubist Pharmaceuticals, Inc........... 183,698    6,945,621       0.2%
   *Healthspring, Inc..................... 198,223   10,692,149       0.3%
  #*LifePoint Hospitals, Inc.............. 175,186    6,772,691       0.2%
   #Medicis Pharmaceutical Corp. Class A.. 202,645    7,759,277       0.2%
   *Myriad Genetics, Inc.................. 308,621    6,567,455       0.2%
  #*Questcor Pharmaceuticals, Inc......... 231,036    9,382,372       0.3%
   *Thoratec Corp......................... 190,303    6,947,963       0.2%
   *WellCare Health Plans, Inc............ 185,381    9,085,523       0.2%
    Other Securities......................          356,052,249       9.4%
                                                   ------------      ----
 Total Health Care........................          420,205,300      11.2%
                                                   ------------      ----
 Industrials -- (13.8%)
   *Acacia Research - Acacia Technologies. 168,983    6,732,283       0.2%
   *Alaska Air Group, Inc................. 105,107    6,992,769       0.2%
  #*Hexcel Corp........................... 334,881    8,274,910       0.2%
   *MasTec, Inc........................... 304,881    6,591,527       0.1%
   *Old Dominion Freight Line, Inc........ 191,772    7,013,102       0.2%
    Robbins & Myers, Inc.................. 153,211    6,847,000       0.2%
   *Teledyne Technologies, Inc............ 128,230    6,984,688       0.2%

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                                                           PERCENTAGE
                                                                              SHARES          VALUE+     OF NET ASSETS**
                                                                           -------------- -------------- ---------------
Industrials -- (Continued)
   Other Securities.......................................................                $  614,888,794      16.3%
                                                                                          --------------      ----
Total Industrials.........................................................                   664,325,073      17.6%
                                                                                          --------------      ----
Information Technology -- (15.0%)
  *Anixter International, Inc.............................................        128,352      7,532,979       0.2%
 #*CommVault Systems, Inc.................................................        159,126      6,775,585       0.2%
  *Fairchild Semiconductor International, Inc.............................        459,629      6,880,646       0.2%
  *Loral Space & Communications, Inc......................................        120,478      7,288,919       0.2%
  *NeuStar, Inc...........................................................        253,413      8,055,999       0.2%
 #*RF Micro Devices, Inc..................................................        991,023      7,274,109       0.2%
  *SolarWinds, Inc........................................................        262,245      7,568,391       0.2%
  *Zebra Technologies Corp. Class A.......................................        188,468      6,735,846       0.1%
   Other Securities.......................................................                   663,230,127      17.6%
                                                                                          --------------      ----
Total Information Technology..............................................                   721,342,601      19.1%
                                                                                          --------------      ----
Materials -- (4.2%)
  #Carpenter Technology Corp..............................................        154,907      8,786,325       0.2%
  #NewMarket Corp.........................................................         40,900      7,940,326       0.2%
   Other Securities.......................................................                   186,722,077       5.0%
                                                                                          --------------      ----
Total Materials...........................................................                   203,448,728       5.4%
                                                                                          --------------      ----
Other -- (0.0%)
   Other Securities.......................................................                       146,504       0.0%
                                                                                          --------------      ----
Telecommunication Services -- (0.7%)
   Other Securities.......................................................                    35,198,179       0.9%
                                                                                          --------------      ----
Utilities -- (2.6%)
  #IDACORP, Inc...........................................................        169,060      6,826,643       0.2%
  #New Jersey Resources Corp..............................................        140,020      6,583,740       0.2%
   Other Securities.......................................................                   112,372,211       3.0%
                                                                                          --------------      ----
Total Utilities...........................................................                   125,782,594       3.4%
                                                                                          --------------      ----
TOTAL COMMON STOCKS.......................................................                 3,766,458,455      99.9%
                                                                                          --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.......................................................                        13,006       0.0%
                                                                                          --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.1%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....      3,579,149      3,579,149       0.1%
                                                                                          --------------      ----

                                                                              SHARES/
                                                                               FACE
                                                                              AMOUNT
                                                                           --------------
                                                                               (000)
SECURITIES LENDING COLLATERAL -- (21.9%)
(S)@DFA Short Term Investment Fund........................................  1,052,294,913  1,052,294,913      27.9%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $4,271,584 FHLMC, rates ranging from 4.500% to
     6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
     06/01/41, valued at $4,286,937) to be repurchased at $4,147,183...... $        4,147      4,147,169       0.1%
                                                                                          --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.......................................                 1,056,442,082      28.0%
                                                                                          --------------      ----

U.S. SMALL CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,405,664,193)......................... $4,826,492,692      128.0%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary. $  653,385,159             --   --    $  653,385,159
   Consumer Staples.......    175,883,921 $       54,842   --       175,938,763
   Energy.................    222,689,895             --   --       222,689,895
   Financials.............    543,649,803        345,856   --       543,995,659
   Health Care............    420,205,300             --   --       420,205,300
   Industrials............    664,138,990        186,083   --       664,325,073
   Information Technology.    721,342,601             --   --       721,342,601
   Materials..............    203,448,728             --   --       203,448,728
   Other..................             --        146,504   --           146,504
   Telecommunication
     Services.............     35,198,179             --   --        35,198,179
   Utilities..............    125,782,594             --   --       125,782,594
Rights/Warrants...........         13,006             --   --            13,006
Temporary Cash
  Investments.............      3,579,149             --   --         3,579,149
Securities Lending
  Collateral..............             --  1,056,442,082   --     1,056,442,082
                           -------------- --------------   --    --------------
TOTAL..................... $3,769,317,325 $1,057,175,367   --    $4,826,492,692
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------- ------------ ---------------
 COMMON STOCKS -- (82.6%)
 Consumer Discretionary -- (13.7%)
  #*BJ's Restaurants, Inc................. 218,820 $ 11,582,143       0.4%
  #*Buffalo Wild Wings, Inc............... 149,089    9,872,674       0.3%
   *Domino's Pizza, Inc................... 242,198    7,757,602       0.2%
    Finish Line, Inc. Class A (The)....... 400,378    8,047,598       0.2%
   *Genesco, Inc.......................... 140,800    8,298,752       0.3%
  #*Hibbett Sporting Goods, Inc........... 213,043    8,775,241       0.3%
   #Monro Muffler Brake, Inc.............. 271,069   10,053,949       0.3%
   *Papa John's International, Inc........ 217,901    7,356,338       0.2%
  #*Peet's Coffee & Tea, Inc.............. 131,536    8,381,474       0.3%
   *True Religion Apparel, Inc............ 210,027    7,124,116       0.2%
    Other Securities......................          450,818,741      13.8%
                                                   ------------      ----
 Total Consumer Discretionary.............          538,068,628      16.5%
                                                   ------------      ----
 Consumer Staples -- (4.4%)
  #*Darling International, Inc............ 576,631    8,084,367       0.2%
   *Elizabeth Arden, Inc.................. 261,981    8,980,709       0.3%
   #J & J Snack Foods Corp................ 180,997    9,334,015       0.3%
   #PriceSmart, Inc....................... 271,252   20,626,002       0.6%
   #WD-40 Co.............................. 165,082    7,266,910       0.2%
    Other Securities......................          119,332,147       3.7%
                                                   ------------      ----
 Total Consumer Staples...................          173,624,150       5.3%
                                                   ------------      ----
 Energy -- (3.5%)
  #*Clayton Williams Energy, Inc.......... 110,880    7,244,899       0.2%
   *Newpark Resources, Inc................ 798,676    7,132,177       0.2%
    Other Securities......................          123,857,189       3.8%
                                                   ------------      ----
 Total Energy.............................          138,234,265       4.2%
                                                   ------------      ----
 Financials -- (12.4%)
   #Bank of the Ozarks, Inc............... 312,184    7,764,016       0.2%
   #FBL Financial Group, Inc. Class A..... 289,468    9,451,130       0.3%
  #*First Cash Financial Services, Inc.... 268,598   11,146,817       0.3%
    Infinity Property & Casualty Corp..... 144,597    8,380,842       0.3%
  #*World Acceptance Corp................. 156,911   10,615,029       0.3%
    Other Securities......................          439,307,038      13.5%
                                                   ------------      ----
 Total Financials.........................          486,664,872      14.9%
                                                   ------------      ----
 Health Care -- (10.3%)
  #*Air Methods Corp...................... 115,182    9,309,009       0.3%
   *Amsurg Corp........................... 295,558    7,486,484       0.2%
  #*Ariad Pharmaceuticals, Inc............ 887,486   10,321,462       0.3%
  #*Neogen Corp........................... 189,637    7,329,470       0.2%
  #*Questcor Pharmaceuticals, Inc......... 357,716   14,526,847       0.5%
    Other Securities......................          355,472,269      10.9%
                                                   ------------      ----
 Total Health Care........................          404,445,541      12.4%
                                                   ------------      ----
 Industrials -- (14.8%)
   *Acacia Research - Acacia Technologies. 346,464   13,803,126       0.4%
  #*Dollar Thrifty Automotive Group, Inc.. 133,851    8,170,265       0.3%
    Kaman Corp............................ 236,632    7,868,014       0.3%
   #Raven Industries, Inc................. 178,996   10,741,550       0.3%
   #Titan International, Inc.............. 319,702    7,193,295       0.2%
    Other Securities......................          536,930,809      16.5%
                                                   ------------      ----
 Total Industrials........................          584,707,059      18.0%
                                                   ------------      ----

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                                                         PERCENTAGE
                                                                             SHARES         VALUE+     OF NET ASSETS**
                                                                           ------------ -------------- ---------------
Information Technology -- (16.6%)
 #*Cabot Microelectronics Corp............................................      230,045 $    8,861,333       0.3%
  *Entegris, Inc..........................................................      822,588      7,370,388       0.2%
 #*Forrester Research, Inc................................................      256,389      9,181,290       0.3%
 #*iGATE Corp.............................................................      521,424      7,028,796       0.2%
 #*IPG Photonics Corp.....................................................      319,989     16,914,619       0.5%
  *Loral Space & Communications, Inc......................................      139,336      8,429,828       0.3%
 #*Manhattan Associates, Inc..............................................      238,948     10,119,448       0.3%
 #*NIC, Inc...............................................................      605,136      8,356,928       0.3%
  #OPNET Technologies, Inc................................................      203,834      8,915,699       0.3%
 #*RightNow Technologies, Inc.............................................      176,488      7,590,749       0.2%
 #*ScanSource, Inc........................................................      236,107      8,207,079       0.2%
 #*Tyler Technologies, Inc................................................      364,519     11,507,865       0.3%
   Other Securities.......................................................                 539,406,472      16.6%
                                                                                        --------------      ----
Total Information Technology..............................................                 651,890,494      20.0%
                                                                                        --------------      ----
Materials -- (4.2%)
  #AMCOL International Corp...............................................      263,102      7,943,049       0.2%
 #*Balchem Corp...........................................................      233,875      8,622,971       0.3%
   Buckeye Technologies, Inc..............................................      257,175      7,776,972       0.2%
   Deltic Timber Corp.....................................................      120,402      8,150,011       0.3%
   Other Securities.......................................................                 134,061,335       4.1%
                                                                                        --------------      ----
Total Materials...........................................................                 166,554,338       5.1%
                                                                                        --------------      ----
Other -- (0.0%)
   Other Securities.......................................................                     225,640       0.0%
                                                                                        --------------      ----
Telecommunication Services -- (1.1%)
   Other Securities.......................................................                  44,030,118       1.4%
                                                                                        --------------      ----
Utilities -- (1.6%)
   CH Energy Group, Inc...................................................      129,612      7,155,879       0.2%
  #MGE Energy, Inc........................................................      196,967      8,595,640       0.3%
   Other Securities.......................................................                  48,169,935       1.5%
                                                                                        --------------      ----
Total Utilities...........................................................                  63,921,454       2.0%
                                                                                        --------------      ----
TOTAL COMMON STOCKS.......................................................               3,252,366,559      99.8%
                                                                                        --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.......................................................                       3,054       0.0%
                                                                                        --------------      ----

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT
                                                                           ------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@DFA Short Term Investment Fund........................................  683,522,579    683,522,579      21.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $1,971,795 FHLMC, rates ranging from 4.500% to
     6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
     06/01/41, valued at $1,978,882) to be repurchased at $1,914,370...... $      1,914      1,914,364       0.1%
                                                                                        --------------      ----
TOTAL SECURITIES LENDING COLLATERAL.......................................                 685,436,943      21.1%
                                                                                        --------------      ----

U.S. MICRO CAP PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                                     VALUE+     OF NET ASSETS**
                                                 -------------- ---------------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $3,600,655,911)........................ $3,937,806,556      120.9%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  538,068,628           --   --    $  538,068,628
   Consumer Staples.........    173,274,180 $    349,970   --       173,624,150
   Energy...................    138,234,265           --   --       138,234,265
   Financials...............    486,398,580      266,292   --       486,664,872
   Health Care..............    404,445,321          220   --       404,445,541
   Industrials..............    584,543,448      163,611   --       584,707,059
   Information Technology...    651,890,494           --   --       651,890,494
   Materials................    166,554,338           --   --       166,554,338
   Other....................             --      225,640   --           225,640
   Telecommunication
     Services...............     44,030,118           --   --        44,030,118
   Utilities................     63,921,454           --   --        63,921,454
Rights/Warrants.............          3,054           --   --             3,054
Securities Lending
  Collateral................             --  685,436,943   --       685,436,943
                             -------------- ------------   --    --------------
TOTAL....................... $3,251,363,880 $686,442,676   --    $3,937,806,556
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
COMMON STOCKS -- (78.3%)
Real Estate Investment
  Trusts -- (78.3%)
  #Alexander's, Inc..................     48,481 $   21,026,210       0.7%
  #Alexandria Real Estate Equities,
    Inc..............................    521,795     34,485,432       1.1%
  #American Campus Communities, Inc..    591,013     23,008,136       0.7%
  #Apartment Investment & Management
    Co. Class A......................  1,070,880     26,418,610       0.9%
  #AvalonBay Communities, Inc........    799,309    106,859,620       3.4%
  #BioMed Realty Trust, Inc..........  1,115,710     20,205,508       0.7%
  #Boston Properties, Inc............  1,282,000    126,905,180       4.1%
  #BRE Properties, Inc...............    604,452     30,295,134       1.0%
   Camden Property Trust.............    616,784     37,401,782       1.2%
  #CBL & Associates Properties, Inc..  1,200,256     18,459,937       0.6%
  #DDR Corp..........................  2,169,519     27,791,538       0.9%
  #Digital Realty Trust, Inc.........    820,928     51,168,442       1.6%
  #Douglas Emmett, Inc...............  1,030,607     20,096,837       0.6%
  #Duke Realty Corp..................  2,155,660     26,471,505       0.9%
  #Entertainment Properties Trust....    398,314     17,844,467       0.6%
  #Equity Lifestyle Properties, Inc..    305,149     20,179,503       0.6%
  #Equity Residential................  2,602,656    152,723,854       4.9%
  #Essex Property Trust, Inc.........    278,971     39,825,900       1.3%
  #Extra Space Storage, Inc..........    761,021     17,145,803       0.6%
  #Federal Realty Investment Trust...    562,878     49,961,051       1.6%
  #General Growth Properties, Inc....  3,768,676     55,399,537       1.8%
  #HCP, Inc..........................  3,359,192    133,863,801       4.3%
  #Health Care REIT, Inc.............  1,480,401     78,002,329       2.5%
  #Highwoods Properties, Inc.........    655,670     20,312,657       0.7%
  #Home Properties, Inc..............    394,411     23,230,808       0.7%
  #Hospitality Properties Trust......  1,129,465     27,141,044       0.9%
  #Host Hotels & Resorts, Inc........  6,093,286     86,951,191       2.8%
  #Kilroy Realty Corp................    482,302     17,695,660       0.6%
  #Kimco Realty Corp.................  3,688,342     64,435,335       2.1%
  #LaSalle Hotel Properties..........    701,968     16,784,055       0.5%
  #Liberty Property Trust............  1,044,979     33,439,328       1.1%
  #Macerich Co. (The)................  1,112,431     55,354,567       1.8%
  #Mack-Cali Realty Corp.............    740,084     20,766,757       0.7%
  #Mid-America Apartment
    Communities, Inc.................    306,430     19,121,232       0.6%
  #National Retail Properties, Inc...    776,932     21,171,397       0.7%
  #Piedmont Office Realty Trust, Inc.  1,425,836     24,210,695       0.8%
  #Post Properties, Inc..............    446,316     18,334,661       0.6%
  #ProLogis, Inc.....................  3,786,798    112,695,108       3.6%
  #Public Storage....................  1,324,670    170,948,664       5.5%
  #Realty Income Corp................  1,097,070     36,653,109       1.2%
  #Regency Centers Corp..............    750,677     30,747,730       1.0%
   Senior Housing Properties Trust...  1,254,419     28,149,162       0.9%
  #Simon Property Group, Inc.........  2,680,150    344,238,466      11.1%
  #SL Green Realty Corp..............    733,470     50,602,095       1.6%
  #Tanger Factory Outlet Centers, Inc    740,796     20,860,815       0.7%
   Taubman Centers, Inc..............    501,718     30,720,193       1.0%
   UDR, Inc..........................  1,759,117     43,854,787       1.4%
  #Ventas, Inc.......................  2,279,264    126,749,871       4.1%
  #Vornado Realty Trust..............  1,508,390    124,909,776       4.0%
   Weingarten Realty Investors.......  1,049,531     24,359,615       0.8%
   Other Securities..................               350,923,872      11.3%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             3,080,902,766      99.4%
                                                 --------------      ----
TEMPORARY CASH INVESTMENTS -- (0.4%)
   BlackRock Liquidity Funds
     TempCash Portfolio -
     Institutional Shares............ 16,634,679     16,634,679       0.6%
                                                 --------------      ----

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


                                                SHARES/
                                                 FACE                       PERCENTAGE
                                                AMOUNT         VALUE+     OF NET ASSETS*
                                              ------------ -------------- --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (21.3%)
(S)@DFA Short Term Investment Fund...........  831,111,524 $  831,111,524      26.8%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $5,834,067 FHLMC,
     rates ranging from 4.500% to 6.000%,
     maturities ranging from 07/01/30
     to 10/01/36 & FNMA, rates ranging from
     4.000% to 5.000%, maturities ranging
     from 06/01/26 to 06/01/41, valued
     at $5,855,036) to be repurchased at
     $5,664,162.............................. $      5,664      5,664,143       0.2%
                                                           --------------     -----
TOTAL SECURITIES LENDING COLLATERAL..........                 836,775,667      27.0%
                                                           --------------     -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,212,200,140)......................              $3,934,313,112     127.0%
                                                           ==============     =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
 Common Stocks
    Real Estate Investment
      Trusts................ $3,080,902,766           --   --    $3,080,902,766
 Temporary Cash Investments.     16,634,679           --   --        16,634,679
 Securities Lending
   Collateral...............             -- $836,775,667   --       836,775,667
                             -------------- ------------   --    --------------
 TOTAL...................... $3,097,537,445 $836,775,667   --    $3,934,313,112
                             ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
COMMON STOCKS -- (88.3%)
AUSTRALIA -- (7.0%)
   Australia & New Zealand Banking Group,
     Ltd.................................. 404,534 $  9,140,990       0.5%
   BHP Billiton, Ltd...................... 294,474   11,527,036       0.7%
  #BHP Billiton, Ltd. Sponsored ADR.......  94,000    7,339,520       0.4%
  #Commonwealth Bank of Australia NL...... 226,423   11,631,325       0.7%
  #National Australia Bank, Ltd........... 351,947    9,400,269       0.6%
  #Westpac Banking Corp................... 370,419    8,596,005       0.5%
   Other Securities.......................           77,236,078       4.5%
                                                   ------------      ----
TOTAL AUSTRALIA...........................          134,871,223       7.9%
                                                   ------------      ----
AUSTRIA -- (0.2%)
   Other Securities.......................            3,978,127       0.2%
                                                   ------------      ----
BELGIUM -- (0.7%)
   Other Securities.......................           12,956,128       0.8%
                                                   ------------      ----
CANADA -- (9.9%)
  #Bank of Montreal....................... 100,316    5,926,872       0.3%
   Bank of Nova Scotia.................... 154,227    8,127,960       0.5%
  #Barrick Gold Corp...................... 148,900    7,351,261       0.4%
  *Canadian National Resources, Ltd....... 168,536    5,945,047       0.4%
   Goldcorp, Inc.......................... 119,317    5,805,743       0.3%
   Potash Corp. of Saskatchewan, Inc...... 127,800    6,049,264       0.4%
  #Royal Bank of Canada................... 214,980   10,486,408       0.6%
   Suncor Energy, Inc..................... 245,579    7,822,557       0.5%
  #Toronto Dominion Bank.................. 138,484   10,452,121       0.6%
   Other Securities.......................          121,117,122       7.1%
                                                   ------------      ----
TOTAL CANADA..............................          189,084,355      11.1%
                                                   ------------      ----
DENMARK -- (0.8%)
   Other Securities.......................           15,934,929       0.9%
                                                   ------------      ----
FINLAND -- (0.7%)
   Other Securities.......................           13,200,582       0.8%
                                                   ------------      ----
FRANCE -- (7.5%)
   BNP Paribas SA......................... 151,842    6,780,487       0.4%
   LVMH Moet Hennessy Louis Vuitton SA....  37,300    6,182,256       0.4%
  *Sanofi SA.............................. 125,482    8,976,861       0.5%
   Total SA............................... 188,167    9,818,035       0.6%
  #Total SA Sponsored ADR................. 144,707    7,568,176       0.4%
   Other Securities.......................          103,592,222       6.1%
                                                   ------------      ----
TOTAL FRANCE..............................          142,918,037       8.4%
                                                   ------------      ----
GERMANY -- (6.2%)
   BASF SE................................ 127,327    9,294,343       0.6%
   Daimler AG............................. 144,927    7,360,712       0.4%
   Siemens AG Sponsored ADR...............  67,650    7,101,220       0.4%
   Other Securities.......................           94,484,616       5.5%
                                                   ------------      ----
TOTAL GERMANY.............................          118,240,891       6.9%
                                                   ------------      ----
GREECE -- (0.1%)
   Other Securities.......................            1,332,587       0.1%
                                                   ------------      ----
HONG KONG -- (2.1%)
   Other Securities.......................           40,213,065       2.4%
                                                   ------------      ----

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
IRELAND -- (0.2%)
   Other Securities.....................           $  3,979,740       0.2%
                                                   ------------      ----
ISRAEL -- (0.5%)
   Other Securities.....................              8,892,145       0.5%
                                                   ------------      ----
ITALY -- (1.8%)
   Other Securities.....................             35,071,228       2.1%
                                                   ------------      ----
JAPAN -- (16.5%)
   Mitsubishi UFJ Financial Group, Inc.
     ADR................................ 1,455,897    6,304,034       0.4%
   Sumitomo Mitsui Financial Group, Inc.   206,840    5,781,494       0.3%
   Toyota Motor Corp....................   237,000    7,868,585       0.5%
   Other Securities.....................            296,612,690      17.4%
                                                   ------------      ----
TOTAL JAPAN.............................            316,566,803      18.6%
                                                   ------------      ----
NETHERLANDS -- (2.1%)
   Unilever NV..........................   232,801    8,037,144       0.5%
   Other Securities.....................             32,286,432       1.9%
                                                   ------------      ----
TOTAL NETHERLANDS.......................             40,323,576       2.4%
                                                   ------------      ----
NEW ZEALAND -- (0.1%)
   Other Securities.....................              1,751,488       0.1%
                                                   ------------      ----
NORWAY -- (0.9%)
   Other Securities.....................             17,778,919       1.0%
                                                   ------------      ----
PORTUGAL -- (0.2%)
   Other Securities.....................              3,684,379       0.2%
                                                   ------------      ----
SINGAPORE -- (1.3%)
   Other Securities.....................             25,916,519       1.5%
                                                   ------------      ----
SPAIN -- (2.7%)
   Banco Santander SA Sponsored ADR.....   884,386    7,570,344       0.5%
  #Telefonica SA Sponsored ADR..........   387,489    8,280,640       0.5%
   Other Securities.....................             36,360,995       2.1%
                                                   ------------      ----
TOTAL SPAIN.............................             52,211,979       3.1%
                                                   ------------      ----
SWEDEN -- (2.4%)
   Other Securities.....................             46,769,874       2.7%
                                                   ------------      ----
SWITZERLAND -- (6.5%)
   Nestle SA............................   489,910   28,335,266       1.7%
   Novartis AG..........................   193,385   10,894,398       0.6%
   Novartis AG ADR......................   147,100    8,306,737       0.5%
   Roche Holding AG Genusschein.........   104,748   17,185,942       1.0%
  *UBS AG...............................   532,753    6,733,044       0.4%
   Other Securities.....................             52,297,281       3.1%
                                                   ------------      ----
TOTAL SWITZERLAND.......................            123,752,668       7.3%
                                                   ------------      ----
UNITED KINGDOM -- (17.9%)
   Anglo American P.L.C.................   211,958    7,770,474       0.5%
   AstraZeneca P.L.C....................   123,555    5,931,765       0.4%
   BG Group P.L.C.......................   453,969    9,843,858       0.6%
  #BHP Billiton P.L.C. ADR..............   113,263    7,132,171       0.4%
   BP P.L.C. Sponsored ADR..............   415,018   18,335,495       1.1%
   British American Tobacco P.L.C.......   252,906   11,595,806       0.7%
   GlaxoSmithKline P.L.C................   478,323   10,734,683       0.6%
   GlaxoSmithKline P.L.C. Sponsored ADR.   154,591    6,924,131       0.4%
   HSBC Holdings P.L.C.................. 1,206,879   10,735,807       0.6%
   HSBC Holdings P.L.C. Sponsored ADR...   309,839   13,527,571       0.8%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                      SHARES        VALUE++     OF NET ASSETS**
                                                                    ------------ -------------- ---------------
UNITED KINGDOM -- (Continued)
   Rio Tinto P.L.C.................................................      168,948 $    9,139,891        0.5%
   Royal Dutch Shell P.L.C. ADR....................................      267,024     19,172,323        1.1%
   Standard Chartered P.L.C........................................      389,134      9,080,168        0.5%
   Tesco P.L.C.....................................................    1,280,146      8,253,622        0.5%
   Vodafone Group P.L.C............................................    3,189,133      8,855,210        0.5%
   Vodafone Group P.L.C. Sponsored ADR.............................      541,850     15,085,104        0.9%
   Other Securities................................................                 170,367,996       10.0%
                                                                                 --------------      -----
TOTAL UNITED KINGDOM...............................................                 342,486,075       20.1%
                                                                                 --------------      -----
TOTAL COMMON STOCKS................................................               1,691,915,317       99.3%
                                                                                 --------------      -----
PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.0%)..................................................
   Other Securities................................................                   1,122,401        0.1%
                                                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   Other Securities................................................                          --        0.0%
                                                                                 --------------      -----
FRANCE -- (0.0%)
   Other Securities................................................                          16        0.0%
                                                                                 --------------      -----
HONG KONG -- (0.0%)
   Other Securities................................................                      77,534        0.0%
                                                                                 --------------      -----
TOTAL RIGHTS/WARRANTS..............................................                      77,550        0.0%
                                                                                 --------------      -----

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT        VALUE+
                                                                    ------------ --------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (11.6%)
(S)@DFA Short Term Investment Fund.................................  222,462,799    222,462,799       13.0%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
     $141,447) to be repurchased at $138,674....................... $        139        138,674        0.0%
                                                                                 --------------      -----
TOTAL SECURITIES LENDING COLLATERAL................................                 222,601,473       13.0%
                                                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,823,498,825)............................................              $1,915,716,741      112.4%
                                                                                 ==============      =====

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $  9,980,721 $  124,890,502   --    $  134,871,223
   Austria..................       55,100      3,923,027   --         3,978,127
   Belgium..................    2,331,061     10,625,067   --        12,956,128
   Canada...................  189,084,355             --   --       189,084,355
   Denmark..................    2,820,245     13,114,684   --        15,934,929
   Finland..................    1,693,594     11,506,988   --        13,200,582
   France...................   14,835,591    128,082,446   --       142,918,037
   Germany..................   24,107,837     94,133,054   --       118,240,891
   Greece...................       77,427      1,255,160   --         1,332,587
   Hong Kong................           --     40,213,065   --        40,213,065
   Ireland..................    1,798,065      2,181,675   --         3,979,740
   Israel...................    5,353,646      3,538,499   --         8,892,145
   Italy....................    5,246,571     29,824,657   --        35,071,228
   Japan....................   31,659,499    284,907,304   --       316,566,803
   Netherlands..............    3,878,230     36,445,346   --        40,323,576
   New Zealand..............           --      1,751,488   --         1,751,488
   Norway...................    1,219,272     16,559,647   --        17,778,919
   Portugal.................      145,957      3,538,422   --         3,684,379
   Singapore................           --     25,916,519   --        25,916,519
   Spain....................   23,212,665     28,999,314   --        52,211,979
   Sweden...................      658,225     46,111,649   --        46,769,874
   Switzerland..............   16,266,191    107,486,477   --       123,752,668
   United Kingdom...........  116,652,327    225,833,748   --       342,486,075
Preferred Stocks
   Germany..................           --      1,122,401   --         1,122,401
Rights/Warrants
   Belgium..................           --             --   --                --
   France...................           --             16   --                16
   Hong Kong................           --         77,534   --            77,534
Securities Lending
  Collateral................           --    222,601,473   --       222,601,473
                             ------------ --------------   --    --------------
TOTAL....................... $451,076,579 $1,464,640,162   --    $1,915,716,741
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------- ------------ ---------------
 COMMON STOCKS -- (87.5%)
 AUSTRALIA -- (6.6%)
    Australia & New Zealand Banking
      Group, Ltd.......................... 762,059 $ 17,219,748       0.3%
   #Commonwealth Bank of Australia NL..... 298,377   15,327,594       0.3%
   #National Australia Bank, Ltd.......... 955,683   25,525,653       0.5%
   #Origin Energy, Ltd.................... 776,727   11,704,787       0.2%
    Wesfarmers, Ltd....................... 396,275   13,444,988       0.2%
    Westpac Banking Corp.................. 623,513   14,469,347       0.3%
    Other Securities......................          309,219,313       5.7%
                                                   ------------      ----
 TOTAL AUSTRALIA..........................          406,911,430       7.5%
                                                   ------------      ----
 AUSTRIA -- (0.4%)
    Other Securities......................           25,447,567       0.5%
                                                   ------------      ----
 BELGIUM -- (1.0%)
    Other Securities......................           60,007,292       1.1%
                                                   ------------      ----
 CANADA -- (10.6%)
   #Bank of Montreal...................... 247,373   14,615,296       0.3%
   *Canadian National Resources, Ltd...... 379,150   13,374,381       0.2%
   #Royal Bank of Canada.................. 276,787   13,501,263       0.3%
    Suncor Energy, Inc.................... 627,329   19,982,639       0.4%
   #Toronto Dominion Bank................. 309,560   23,364,132       0.4%
    Other Securities......................          562,244,210      10.4%
                                                   ------------      ----
 TOTAL CANADA.............................          647,081,921      12.0%
                                                   ------------      ----
 DENMARK -- (0.7%)
    Other Securities......................           44,413,166       0.8%
                                                   ------------      ----
 FINLAND -- (1.3%)
    Other Securities......................           81,249,610       1.5%
                                                   ------------      ----
 FRANCE -- (6.2%)
    BNP Paribas SA........................ 344,447   15,381,240       0.3%
   #GDF Suez SA........................... 494,347   13,927,097       0.2%
    Sanofi SA ADR......................... 562,231   20,099,758       0.4%
   #Total SA Sponsored ADR................ 497,184   26,002,723       0.5%
    Other Securities......................          305,307,825       5.6%
                                                   ------------      ----
 TOTAL FRANCE.............................          380,718,643       7.0%
                                                   ------------      ----
 GERMANY -- (5.2%)
    Bayerische Motoren Werke AG........... 146,243   11,879,923       0.2%
    Daimler AG............................ 366,977   18,638,432       0.4%
    E.ON AG............................... 478,966   11,550,258       0.2%
    Munchener
      Rueckversicherungs-Gesellschaft AG..  86,672   11,607,062       0.2%
    Siemens AG Sponsored ADR.............. 125,474   13,171,006       0.2%
    Other Securities......................          253,078,460       4.7%
                                                   ------------      ----
 TOTAL GERMANY............................          319,925,141       5.9%
                                                   ------------      ----
 GREECE -- (0.3%)
    Other Securities......................           18,826,874       0.3%
                                                   ------------      ----
 HONG KONG -- (2.2%)
    Other Securities......................          132,897,281       2.5%
                                                   ------------      ----
 IRELAND -- (0.5%)
    Other Securities......................           30,027,936       0.6%
                                                   ------------      ----
 ISRAEL -- (0.7%)
    Teva Pharmaceutical Industries,
      Ltd. Sponsored ADR.................. 368,163   15,039,459       0.3%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
 ISRAEL -- (Continued)
    Other Securities..................           $   26,411,514       0.5%
                                                 --------------      ----
 TOTAL ISRAEL.........................               41,450,973       0.8%
                                                 --------------      ----
 ITALY -- (1.9%)
    Other Securities..................              116,054,265       2.1%
                                                 --------------      ----
 JAPAN -- (17.3%)
    Honda Motor Co., Ltd. Sponsored
      ADR.............................   409,732     12,250,987       0.2%
    Mitsubishi UFJ Financial Group,
      Inc............................. 2,788,400     12,118,212       0.2%
    Sumitomo Mitsui Financial Group,
      Inc.............................   490,370     13,706,590       0.3%
    Toyota Motor Corp. Sponsored ADR..   345,041     23,017,685       0.4%
    Other Securities..................              999,914,033      18.6%
                                                 --------------      ----
 TOTAL JAPAN..........................            1,061,007,507      19.7%
                                                 --------------      ----
 NETHERLANDS -- (2.1%)
  #*ING Groep NV Sponsored ADR........ 1,565,969     13,529,972       0.3%
    Other Securities..................              115,741,461       2.1%
                                                 --------------      ----
 TOTAL NETHERLANDS....................              129,271,433       2.4%
                                                 --------------      ----
 NEW ZEALAND -- (0.2%)
    Other Securities..................               13,882,567       0.3%
                                                 --------------      ----
 NORWAY -- (1.0%)
    Other Securities..................               60,195,839       1.1%
                                                 --------------      ----
 PORTUGAL -- (0.3%)
    Other Securities..................               18,244,747       0.3%
                                                 --------------      ----
 SINGAPORE -- (1.5%)
    Other Securities..................               88,492,413       1.6%
                                                 --------------      ----
 SPAIN -- (2.2%)
   #Banco Santander SA Sponsored ADR.. 2,229,277     19,082,611       0.4%
    Other Securities..................              114,790,363       2.1%
                                                 --------------      ----
 TOTAL SPAIN..........................              133,872,974       2.5%
                                                 --------------      ----
 SWEDEN -- (2.6%)
    Other Securities..................              159,572,780       3.0%
                                                 --------------      ----
 SWITZERLAND -- (5.7%)
    Compagnie Financiere Richemont
      SA Series A.....................   232,579     13,248,772       0.2%
   #Credit Suisse Group AG Sponsored
     ADR..............................   411,180     11,911,885       0.2%
    Holcim, Ltd.......................   196,366     12,435,091       0.2%
    Nestle SA.........................   634,067     36,672,975       0.7%
   #Novartis AG ADR...................   565,326     31,923,959       0.6%
    Roche Holding AG Genusschein......    82,873     13,596,924       0.3%
   *Swiss Re, Ltd.....................   260,224     14,207,841       0.3%
   *UBS AG............................ 1,369,056     17,302,415       0.3%
    Zurich Financial Services AG......    94,275     21,725,069       0.4%
    Other Securities..................              176,474,572       3.3%
                                                 --------------      ----
 TOTAL SWITZERLAND....................              349,499,503       6.5%
                                                 --------------      ----
 UNITED KINGDOM -- (17.0%)
    Anglo American P.L.C..............   536,326     19,661,949       0.4%
   #Barclays P.L.C. Sponsored ADR..... 1,018,495     12,741,372       0.2%
    BG Group P.L.C....................   693,711     15,042,420       0.3%
    BP P.L.C. Sponsored ADR........... 1,242,359     54,887,421       1.0%
    HSBC Holdings P.L.C. Sponsored
      ADR............................. 1,411,211     61,613,472       1.2%
    Imperial Tobacco Group P.L.C......   400,030     14,571,837       0.3%
   #Prudential P.L.C. ADR.............   624,941     12,917,530       0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
 UNITED KINGDOM -- (Continued)
   #Rio Tinto P.L.C. Sponsored ADR....   257,107 $   13,899,204       0.3%
   #Royal Dutch Shell P.L.C. ADR...... 1,170,652     84,052,814       1.6%
    SABmiller P.L.C...................   396,880     14,454,433       0.3%
    Standard Chartered P.L.C..........   973,934     22,726,066       0.4%
    Tesco P.L.C....................... 2,009,224     12,954,285       0.2%
    Vodafone Group P.L.C. Sponsored
      ADR............................. 2,013,800     56,064,192       1.0%
    Xstrata P.L.C.....................   782,713     13,037,282       0.2%
    Other Securities..................              633,167,848      11.7%
                                                 --------------      ----
 TOTAL UNITED KINGDOM.................            1,041,792,125      19.3%
                                                 --------------      ----
 UNITED STATES -- (0.0%)
    Other Securities..................                  167,511       0.0%
                                                 --------------      ----
 TOTAL COMMON STOCKS..................            5,361,011,498      99.3%
                                                 --------------      ----
 PREFERRED STOCKS -- (0.1%)
 GERMANY -- (0.1%)
    Other Securities..................                3,248,479       0.1%
                                                 --------------      ----
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
    Other Securities..................                    2,000       0.0%
                                                 --------------      ----
 BELGIUM -- (0.0%)
    Other Securities..................                      912       0.0%
                                                 --------------      ----
 CANADA -- (0.0%)
    Other Securities..................                    6,085       0.0%
                                                 --------------      ----
 HONG KONG -- (0.0%)
    Other Securities..................                  310,327       0.0%
                                                 --------------      ----
 ITALY -- (0.0%)
    Other Securities..................                  491,375       0.0%
                                                 --------------      ----
 JAPAN -- (0.0%)
    Other Securities..................                       --       0.0%
                                                 --------------      ----
 NORWAY -- (0.0%)
    Other Securities..................                       --       0.0%
                                                 --------------      ----
 SINGAPORE -- (0.0%)
    Other Securities..................                   44,515       0.0%
                                                 --------------      ----
 SPAIN -- (0.0%)
    Other Securities..................                       --       0.0%
                                                 --------------      ----
 UNITED KINGDOM -- (0.0%)
    Other Securities..................                    2,125       0.0%
                                                 --------------      ----
 TOTAL RIGHTS/WARRANTS................                  857,339       0.0%
                                                 --------------      ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                           SHARES/
                                            FACE                       PERCENTAGE
                                           AMOUNT         VALUE+     OF NET ASSETS**
                                         ------------ -------------- ---------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@DFA Short Term Investment Fund......  758,998,178 $  758,998,178       14.1%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $1,652,385) to
     be repurchased at $1,619,990....... $      1,620      1,619,985        0.0%
                                                      --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                 760,618,163       14.1%
                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,593,025,409).................              $6,125,735,479      113.5%
                                                      ==============      =====

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
Common Stocks
   Australia.............. $   24,248,905 $  382,662,525   --    $  406,911,430
   Austria................        146,543     25,301,024   --        25,447,567
   Belgium................      9,198,475     50,808,817   --        60,007,292
   Canada.................    646,764,266        317,655   --       647,081,921
   Denmark................      2,509,874     41,903,292   --        44,413,166
   Finland................      3,078,828     78,170,782   --        81,249,610
   France.................     73,789,463    306,929,180   --       380,718,643
   Germany................     54,910,512    265,014,629   --       319,925,141
   Greece.................      1,839,599     16,987,275   --        18,826,874
   Hong Kong..............        396,611    132,500,670   --       132,897,281
   Ireland................      8,472,364     21,555,572   --        30,027,936
   Israel.................     17,762,504     23,688,469   --        41,450,973
   Italy..................     13,894,968    102,159,297   --       116,054,265
   Japan..................     80,483,024    980,524,483   --     1,061,007,507
   Netherlands............     28,196,809    101,074,624   --       129,271,433
   New Zealand............        536,955     13,345,612   --        13,882,567
   Norway.................      8,085,874     52,109,965   --        60,195,839
   Portugal...............        255,204     17,989,543   --        18,244,747
   Singapore..............         11,008     88,481,405   --        88,492,413
   Spain..................     40,201,932     93,671,042   --       133,872,974
   Sweden.................      8,151,868    151,420,912   --       159,572,780
   Switzerland............     60,490,055    289,009,448   --       349,499,503
   United Kingdom.........    376,698,536    665,093,589   --     1,041,792,125
   United States..........        167,511             --   --           167,511
Preferred Stocks
   Germany................             --      3,248,479   --         3,248,479
Rights/Warrants
   Australia..............            848          1,152   --             2,000
   Belgium................             93            819   --               912
   Canada.................          5,504            581   --             6,085
   Hong Kong..............          9,600        300,727   --           310,327
   Italy..................        491,375             --   --           491,375
   Japan..................             --             --   --                --
   Norway.................             --             --   --                --
   Singapore..............         44,515             --   --            44,515
   Spain..................             --             --   --                --
   United Kingdom.........             --          2,125   --             2,125
Securities Lending
  Collateral..............             --    760,618,163   --       760,618,163
                           -------------- --------------   --    --------------
TOTAL..................... $1,460,843,623 $4,664,891,856   --    $6,125,735,479
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2011

                                                                     VALUE+
                                                                 --------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of
  The DFA Investment Trust Company.............................. $1,884,274,386
Investment in The Japanese Small Company Series of
  The DFA Investment Trust Company..............................  1,339,627,823
Investment in The United Kingdom Small Company Series of
  The DFA Investment Trust Company..............................  1,099,968,620
Investment in The Asia Pacific Small Company Series of
  The DFA Investment Trust Company..............................    767,432,021
Investment in The Canadian Small Company Series of
  The DFA Investment Trust Company..............................    736,260,868
                                                                 --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $5,863,291,899)......................................  5,827,563,718
                                                                 ==============
       TOTAL INVESTMENTS - (100.0%)
         (Cost $5,863,291,899).................................. $5,827,563,718
                                                                 ==============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                  ---------------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                     LEVEL 1     LEVEL 2 LEVEL 3     TOTAL
                                  -------------- ------- ------- --------------
Affiliated Investment Companies.. $5,827,563,718   --      --    $5,827,563,718
                                  --------------   --      --    --------------
TOTAL............................ $5,827,563,718   --      --    $5,827,563,718
                                  ==============   ==      ==    ==============

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                      VALUE+
                                                                   ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company............................... $163,185,370
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $225,979,160)......................................... $163,185,370
                                                                   ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                      VALUE+
                                                                   ------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company............................... $139,306,320
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $133,473,171)......................................... $139,306,320
                                                                   ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                     VALUE+
                                                                   -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series of The DFA
  Investment Trust Company........................................ $33,875,590
                                                                   -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $32,443,321)........................................... $33,875,590
                                                                   ===========

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                     VALUE+
                                                                  ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The DFA
  Investment Trust Company....................................... $117,494,809
                                                                  ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
     (Cost $120,697,761)......................................... $117,494,809
                                                                  ============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (90.0%)
 AUSTRALIA -- (25.2%)
    CFS Retail Property Trust..........  9,495,471 $ 18,101,106       1.7%
   #Charter Hall Office REIT...........  2,059,687    7,308,705       0.7%
   #Commonwealth Property Office Fund.. 11,268,571   10,992,235       1.0%
    Dexus Property Group............... 22,645,933   20,144,876       1.9%
    Goodman Group...................... 34,562,666   22,460,174       2.1%
    GPT Group..........................  8,259,929   27,260,137       2.6%
    Investa Office Fund................ 12,013,956    7,854,072       0.7%
    Stockland Trust Group.............. 11,211,135   37,021,381       3.5%
    Westfield Group.................... 10,752,623   86,562,454       8.2%
    Westfield Retail Trust............. 13,665,264   36,417,759       3.4%
    Other Securities...................              20,785,916       2.0%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             294,908,815      27.8%
                                                   ------------      ----
 BELGIUM -- (1.5%)
    Cofinimmo SA.......................     57,381    6,995,067       0.7%
    Other Securities...................              10,552,543       1.0%
                                                   ------------      ----
 TOTAL BELGIUM.........................              17,547,610       1.7%
                                                   ------------      ----
 CANADA -- (6.9%)
   #Boardwalk REIT.....................    107,425    5,246,500       0.5%
   #Calloway REIT......................    235,054    6,202,077       0.6%
   #Canadian REIT......................    154,493    5,499,284       0.5%
   #H&R REIT...........................    626,246   13,677,828       1.3%
   #RioCan REIT........................    598,284   15,179,937       1.4%
    Other Securities...................              35,058,436       3.3%
                                                   ------------      ----
 TOTAL CANADA..........................              80,864,062       7.6%
                                                   ------------      ----
 CHINA -- (0.1%)
    Other Securities...................               1,433,235       0.1%
                                                   ------------      ----
 FRANCE -- (12.4%)
    Fonciere des Regions SA............    127,922    9,427,170       0.9%
    Gecina SA..........................     99,820    9,871,461       0.9%
    ICADE SA...........................    105,620    9,452,734       0.9%
    Klepierre SA.......................    477,925   14,896,760       1.4%
    Societe Immobiliere de Location
      pour l'Industrie et le Commerce
      SA...............................     60,179    6,316,891       0.6%
    Unibail-Rodamco SE.................    430,171   85,522,033       8.1%
    Other Securities...................               9,177,687       0.9%
                                                   ------------      ----
 TOTAL FRANCE..........................             144,664,736      13.7%
                                                   ------------      ----
 GERMANY -- (0.2%)
    Other Securities...................               2,302,835       0.2%
                                                   ------------      ----
 GREECE -- (0.0%)
    Other Securities...................                 289,306       0.0%
                                                   ------------      ----
 HONG KONG -- (3.8%)
    Link REIT (The).................... 10,491,447   36,030,162       3.4%
    Other Securities...................               8,303,569       0.8%
                                                   ------------      ----
 TOTAL HONG KONG.......................              44,333,731       4.2%
                                                   ------------      ----
 ISRAEL -- (0.1%)
    Other Securities...................                 471,711       0.0%
                                                   ------------      ----
 ITALY -- (0.2%)
    Other Securities...................               2,651,637       0.3%
                                                   ------------      ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                       --------- -------------- ---------------
JAPAN -- (13.7%)
   Advance Residence Investment Corp..     4,506 $    8,536,227       0.8%
  #Frontier Real Estate Investment
    Corp..............................       803      6,963,253       0.7%
   Japan Logistics Fund, Inc..........       661      5,696,505       0.5%
   Japan Prime Realty Investment Corp.     3,087      7,392,731       0.7%
   Japan Real Estate Investment Corp..     2,202     18,782,409       1.8%
   Japan Retail Fund Investment Corp..     7,473     11,568,004       1.1%
   MORI TRUST Sogo REIT, Inc..........       777      6,841,086       0.6%
   Nippon Accommodations Fund, Inc....       832      5,513,194       0.5%
   Nippon Building Fund, Inc..........     2,568     24,798,429       2.3%
   Nomura Real Estate Office Fund,
     Inc..............................     1,270      6,776,619       0.6%
   ORIX JREIT, Inc....................     1,258      5,176,684       0.5%
   United Urban Investment Corp.......     7,991      9,010,985       0.9%
   Other Securities...................               43,483,118       4.1%
                                                 --------------      ----
TOTAL JAPAN...........................              160,539,244      15.1%
                                                 --------------      ----
MALAYSIA -- (0.1%)
   Other Securities...................                1,184,708       0.1%
                                                 --------------      ----
NETHERLANDS -- (3.2%)
  #Corio NV...........................   296,540     15,069,675       1.4%
   Eurocommercial Properties NV.......   173,143      7,384,821       0.7%
   Wereldhave NV......................    98,279      7,692,752       0.8%
   Other Securities...................                7,671,696       0.7%
                                                 --------------      ----
TOTAL NETHERLANDS.....................               37,818,944       3.6%
                                                 --------------      ----
NEW ZEALAND -- (0.7%)
   Other Securities...................                8,046,881       0.8%
                                                 --------------      ----
SINGAPORE -- (6.6%)
   Ascendas REIT...................... 8,614,000     14,014,500       1.3%
  #CapitaCommercial Trust............. 9,608,000      8,583,035       0.8%
  #CapitaMall Trust................... 9,947,300     14,779,478       1.4%
  #Suntec REIT........................ 9,576,000      9,409,317       0.9%
   Other Securities...................               29,927,633       2.8%
                                                 --------------      ----
TOTAL SINGAPORE.......................               76,713,963       7.2%
                                                 --------------      ----
SOUTH AFRICA -- (1.3%)
   Other Securities...................               15,033,826       1.4%
                                                 --------------      ----
TAIWAN -- (0.5%)
   Other Securities...................                5,555,880       0.5%
                                                 --------------      ----
TURKEY -- (0.2%)
   Other Securities...................                2,750,181       0.3%
                                                 --------------      ----
UNITED KINGDOM -- (13.3%)
   British Land Co. P.L.C............. 3,992,823     32,665,745       3.1%
   Capital Shopping Centres Group
     P.L.C............................ 2,470,132     13,037,702       1.2%
   Derwent London P.L.C...............   424,026     11,541,706       1.1%
   Great Portland Estates P.L.C....... 1,344,878      8,039,765       0.8%
   Hammerson P.L.C.................... 3,244,216     21,194,780       2.0%
   Land Securities Group P.L.C........ 3,670,740     40,174,032       3.8%
   Segro P.L.C........................ 3,278,015     12,818,268       1.2%
   Shaftesbury P.L.C..................   964,902      7,797,207       0.7%
   Other Securities...................                8,319,981       0.8%
                                                 --------------      ----
TOTAL UNITED KINGDOM..................              155,589,186      14.7%
                                                 --------------      ----
TOTAL COMMON STOCKS...................            1,052,700,491      99.3%
                                                 --------------      ----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE++     OF NET ASSETS**
                                    ------------ -------------- ---------------
RIGHTS/WARRANTS -- (0.0%)
NETHERLANDS -- (0.0%)
   Other Securities................              $           --        0.0%
                                                 --------------      -----

                                      SHARES/
                                       FACE
                                      AMOUNT        VALUE+
                                    ------------ --------------
                                       (000)
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@DFA Short Term Investment Fund.  117,429,095    117,429,095       11.1%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by
     FNMA 3.500%, 11/01/31, valued
     at $145,433) to be
     repurchased at $142,581....... $        143        142,581        0.0%
                                                 --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL.......................                 117,571,676       11.1%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,236,416,496)                          $1,170,272,167      110.4%
                                                 ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
   Australia.................          -- $  294,908,815   --    $  294,908,815
   Belgium...................          --     17,547,610   --        17,547,610
   Canada.................... $80,864,062             --   --        80,864,062
   China.....................          --      1,433,235   --         1,433,235
   France....................          --    144,664,736   --       144,664,736
   Germany...................          --      2,302,835   --         2,302,835
   Greece....................          --        289,306   --           289,306
   Hong Kong.................          --     44,333,731   --        44,333,731
   Israel....................          --        471,711   --           471,711
   Italy.....................          --      2,651,637   --         2,651,637
   Japan.....................          --    160,539,244   --       160,539,244
   Malaysia..................          --      1,184,708   --         1,184,708
   Netherlands...............          --     37,818,944   --        37,818,944
   New Zealand...............          --      8,046,881   --         8,046,881
   Singapore.................          --     76,713,963   --        76,713,963
   South Africa..............          --     15,033,826   --        15,033,826
   Taiwan....................          --      5,555,880   --         5,555,880
   Turkey....................          --      2,750,181   --         2,750,181
   United Kingdom............          --    155,589,186   --       155,589,186
Rights/Warrants
   Netherlands...............          --             --   --                --
Securities Lending Collateral          --    117,571,676   --       117,571,676
                              ----------- --------------   --    --------------
TOTAL........................ $80,864,062 $1,089,408,105   --    $1,170,272,167
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                          SHARES      VALUE+
                                                        ---------- ------------
 AFFILIATED INVESTMENT COMPANIES -- (99.9%)
 Investment in DFA Real Estate Securities Portfolio of
   DFA Investment Dimensions Group Inc................. 22,408,191 $520,990,441
 Investment in DFA International Real Estate
   Securities Portfolio of DFA Investment Dimensions
   Group Inc........................................... 70,803,906  346,939,139
                                                                   ------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
      COMPANIES
      (Cost $700,209,803)..............................             867,929,580
                                                                   ------------
 TEMPORARY CASH INVESTMENTS -- (0.1%)
    BlackRock Liquidity Funds TempCash
      Portfolio-Institutional Shares
      (Cost $1,082,738)................................  1,082,738    1,082,738
                                                                   ------------
    TOTAL INVESTMENTS - (100.0%)
      (Cost $701,292,541)..............................            $869,012,318
                                                                   ============

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                  VALUATION INPUTS
                                      -----------------------------------------
                                       INVESTMENT IN SECURITIES (MARKET VALUE)
                                      -----------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      ------------ ------- ------- ------------
 Affiliated Investment Companies..... $867,929,580   --      --    $867,929,580
 Temporary Cash Investments..........    1,082,738   --      --       1,082,738
                                      ------------   --      --    ------------
 TOTAL............................... $869,012,318   --      --    $869,012,318
                                      ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (92.0%)
 AUSTRALIA -- (6.7%)
   #Beach Energy, Ltd.................. 21,611,159 $ 26,560,150       0.4%
    GrainCorp, Ltd.....................  2,965,452   24,427,557       0.3%
   #Iluka Resources, Ltd...............  1,985,804   33,013,289       0.4%
   #Primary Health Care, Ltd........... 10,019,264   34,872,372       0.5%
    Other Securities...................             416,236,086       5.6%
                                                   ------------      ----
 TOTAL AUSTRALIA.......................             535,109,454       7.2%
                                                   ------------      ----
 AUSTRIA -- (0.9%)
    Wienerberger AG....................  2,176,620   26,298,707       0.3%
    Other Securities...................              41,990,462       0.6%
                                                   ------------      ----
 TOTAL AUSTRIA.........................              68,289,169       0.9%
                                                   ------------      ----
 BELGIUM -- (1.0%)
    Other Securities...................              77,750,194       1.1%
                                                   ------------      ----
 CANADA -- (12.1%)
  #*Canfor Corp........................  2,910,053   29,428,978       0.4%
   *Celestica, Inc.....................  4,421,197   36,682,517       0.5%
    Groupe Aeroplan, Inc...............  3,926,331   45,221,249       0.6%
   #HudBay Minerals, Inc...............  3,022,752   33,116,079       0.5%
   #Laurentian Bank of Canada..........    707,853   32,653,204       0.4%
   *Precision Drilling Corp............  2,895,326   33,579,101       0.5%
  #*Quadra FNX Mining, Ltd.............  3,463,804   39,963,628       0.5%
    RONA, Inc..........................  3,059,000   29,462,152       0.4%
    Sherritt International Corp........  6,421,483   36,915,072       0.5%
    West Fraser Timber Co., Ltd........    753,923   32,524,393       0.4%
    Other Securities...................             607,306,890       8.1%
                                                   ------------      ----
 TOTAL CANADA..........................             956,853,263      12.8%
                                                   ------------      ----
 DENMARK -- (0.6%)
    Other Securities...................              48,342,975       0.7%
                                                   ------------      ----
 FINLAND -- (2.4%)
   #Kemira Oyj.........................  1,855,442   25,412,220       0.4%
    Pohjola Bank P.L.C. Series A.......  3,275,771   37,666,126       0.5%
    Other Securities...................             128,141,304       1.7%
                                                   ------------      ----
 TOTAL FINLAND.........................             191,219,650       2.6%
                                                   ------------      ----
 FRANCE -- (4.5%)
   *Arkema SA..........................    960,744   65,291,306       0.9%
    Havas SA...........................  7,563,593   32,560,928       0.4%
    Nexans SA..........................    580,149   36,492,869       0.5%
    Valeo SA...........................    610,644   30,651,472       0.4%
    Other Securities...................             195,565,702       2.6%
                                                   ------------      ----
 TOTAL FRANCE..........................             360,562,277       4.8%
                                                   ------------      ----
 GERMANY -- (5.2%)
    Aurubis AG.........................  1,045,010   58,960,862       0.8%
   #Bilfinger Berger SE................    956,696   85,393,357       1.1%
    Other Securities...................             268,964,029       3.6%
                                                   ------------      ----
 TOTAL GERMANY.........................             413,318,248       5.5%
                                                   ------------      ----
 GREECE -- (0.2%)
    Other Securities...................              17,931,280       0.2%
                                                   ------------      ----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                       SHARES      VALUE++     OF NET ASSETS**
                                     ---------- -------------- ---------------
  HONG KONG -- (2.2%)
     Other Securities...............            $  174,201,851       2.3%
                                                --------------      ----
  IRELAND -- (0.2%)
     Other Securities...............                17,645,637       0.2%
                                                --------------      ----
  ISRAEL -- (0.7%)
     Other Securities...............                57,978,847       0.8%
                                                --------------      ----
  ITALY -- (2.1%)
     Other Securities...............               168,859,590       2.3%
                                                --------------      ----
  JAPAN -- (22.7%)
    #Sumitomo Osaka Cement Co., Ltd.  9,901,000     29,994,015       0.4%
     Other Securities...............             1,772,264,168      23.8%
                                                --------------      ----
  TOTAL JAPAN.......................             1,802,258,183      24.2%
                                                --------------      ----
  MALAYSIA -- (0.0%)
     Other Securities...............                        --       0.0%
                                                --------------      ----
  NETHERLANDS -- (1.5%)
     Nutreco NV.....................    391,496     26,010,687       0.3%
     Other Securities...............                94,689,595       1.3%
                                                --------------      ----
  TOTAL NETHERLANDS.................               120,700,282       1.6%
                                                --------------      ----
  NEW ZEALAND -- (0.4%)
     Other Securities...............                31,535,579       0.4%
                                                --------------      ----
  NORWAY -- (1.1%)
     Other Securities...............                83,920,912       1.1%
                                                --------------      ----
  PORTUGAL -- (0.3%)
     Other Securities...............                18,919,692       0.3%
                                                --------------      ----
  SINGAPORE -- (1.2%)
     Other Securities...............                94,664,056       1.3%
                                                --------------      ----
  SPAIN -- (1.8%)
    #Bankinter SA...................  5,008,248     30,575,631       0.4%
     Other Securities...............               114,377,921       1.6%
                                                --------------      ----
  TOTAL SPAIN.......................               144,953,552       2.0%
                                                --------------      ----
  SWEDEN -- (2.7%)
    #Holmen AB Series B.............  1,134,730     32,106,688       0.4%
     Trelleborg AB Series B.........  6,786,568     57,449,216       0.8%
     Other Securities...............               124,949,633       1.7%
                                                --------------      ----
  TOTAL SWEDEN......................               214,505,537       2.9%
                                                --------------      ----
  SWITZERLAND -- (4.4%)
    *Clariant AG....................  3,074,973     33,299,125       0.5%
     Helvetia Holding AG............    109,790     40,115,063       0.5%
     Other Securities...............               277,667,837       3.7%
                                                --------------      ----
  TOTAL SWITZERLAND.................               351,082,025       4.7%
                                                --------------      ----
  UNITED KINGDOM -- (17.1%)
     Amlin P.L.C.................... 10,497,744     48,419,217       0.6%
     Ashtead Group P.L.C............ 12,335,561     30,695,832       0.4%
    *Barratt Developments P.L.C..... 18,155,287     25,867,847       0.3%
     Beazley P.L.C.................. 12,306,390     24,825,067       0.3%
     Bellway P.L.C..................  3,448,205     39,236,872       0.5%
     Bovis Homes Group P.L.C........  3,834,315     28,935,636       0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE++     OF NET ASSETS**
                                    ------------ -------------- ---------------
UNITED KINGDOM -- (Continued)
   Catlin Group, Ltd...............    8,969,846 $   57,058,371        0.8%
   Cookson Group P.L.C.............    5,510,187     42,354,187        0.6%
   DS Smith P.L.C..................   12,267,878     41,912,701        0.6%
   Elementis P.L.C.................   10,519,973     24,285,483        0.3%
   Greene King P.L.C...............    4,908,532     35,393,600        0.5%
   Hiscox, Ltd.....................   10,648,017     65,075,913        0.9%
   Inchcape P.L.C..................    6,722,252     35,842,255        0.5%
   Logica P.L.C....................   22,349,788     33,536,882        0.4%
   Meggitt P.L.C...................   12,257,000     75,645,229        1.0%
   Millennium & Copthorne Hotels
     P.L.C.........................    4,813,561     34,415,255        0.5%
   Mondi P.L.C.....................    7,958,099     60,526,536        0.8%
   Persimmon P.L.C.................    7,337,098     58,510,689        0.8%
  *Taylor Wimpey P.L.C.............   64,796,706     38,351,361        0.5%
   Travis Perkins P.L.C............    4,769,109     67,455,417        0.9%
   Other Securities................                 491,922,240        6.6%
                                                 --------------      -----
TOTAL UNITED KINGDOM...............               1,360,266,590       18.2%
                                                 --------------      -----
UNITED STATES -- (0.0%)
   Other Securities................                   1,904,557        0.0%
                                                 --------------      -----
TOTAL COMMON STOCKS................               7,312,773,400       98.1%
                                                 --------------      -----
RIGHTS/WARRANTS -- (0.1%)
AUSTRALIA -- (0.0%)
   Other Securities................                       1,396        0.0%
                                                 --------------      -----
BELGIUM -- (0.0%)
   Other Securities................                       5,624        0.0%
                                                 --------------      -----
CANADA -- (0.0%)
   Other Securities................                     165,730        0.0%
                                                 --------------      -----
HONG KONG -- (0.0%)
   Other Securities................                     130,785        0.0%
                                                 --------------      -----
ITALY -- (0.1%)
   Other Securities................                   9,173,480        0.1%
                                                 --------------      -----
NORWAY -- (0.0%)
   Other Securities................                          --        0.0%
                                                 --------------      -----
UNITED KINGDOM -- (0.0%)
   Other Securities................                      23,819        0.0%
                                                 --------------      -----
TOTAL RIGHTS/WARRANTS..............                   9,500,834        0.1%
                                                 --------------      -----

                                      SHARES/
                                       FACE
                                      AMOUNT        VALUE+
                                    ------------ --------------
                                       (000)
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@DFA Short Term Investment Fund.  626,905,225    626,905,225        8.4%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by
     FNMA 3.500%, 11/01/31, valued
     at $90,837) to be repurchased
     at $89,056.................... $         89         89,056        0.0%
                                                 --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL.......................                 626,994,281        8.4%
                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $8,857,612,612)............              $7,949,268,515      106.6%
                                                 ==============      =====

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Australia................ $  7,341,399 $  527,768,055   --    $  535,109,454
   Austria..................      234,581     68,054,588   --        68,289,169
   Belgium..................       10,666     77,739,528   --        77,750,194
   Canada...................  956,853,263             --   --       956,853,263
   Denmark..................      304,116     48,038,859   --        48,342,975
   Finland..................           --    191,219,650   --       191,219,650
   France...................           --    360,562,277   --       360,562,277
   Germany..................      986,959    412,331,289   --       413,318,248
   Greece...................        2,994     17,928,286   --        17,931,280
   Hong Kong................    1,320,577    172,881,274   --       174,201,851
   Ireland..................      253,795     17,391,842   --        17,645,637
   Israel...................        4,655     57,974,192   --        57,978,847
   Italy....................           --    168,859,590   --       168,859,590
   Japan....................    2,683,890  1,799,574,293   --     1,802,258,183
   Malaysia.................           --             --   --                --
   Netherlands..............      152,163    120,548,119   --       120,700,282
   New Zealand..............           --     31,535,579   --        31,535,579
   Norway...................      204,338     83,716,574   --        83,920,912
   Portugal.................      411,087     18,508,605   --        18,919,692
   Singapore................       39,029     94,625,027   --        94,664,056
   Spain....................       50,613    144,902,939   --       144,953,552
   Sweden...................    4,843,661    209,661,876   --       214,505,537
   Switzerland..............      102,112    350,979,913   --       351,082,025
   United Kingdom...........    7,129,266  1,353,137,324   --     1,360,266,590
   United States............    1,904,557             --   --         1,904,557
Rights/Warrants
   Australia................        1,396             --   --             1,396
   Belgium..................           --          5,624   --             5,624
   Canada...................      165,730             --   --           165,730
   Hong Kong................      130,785             --   --           130,785
   Italy....................    9,173,480             --   --         9,173,480
   Norway...................           --             --   --                --
   United Kingdom...........           --         23,819   --            23,819
Securities Lending
  Collateral................           --    626,994,281   --       626,994,281
                             ------------ --------------   --    --------------
TOTAL....................... $994,305,112 $6,954,963,403   --    $7,949,268,515
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------ ----------- ---------------
 COMMON STOCKS -- (90.6%)
 AUSTRALIA -- (6.4%)
    Australia & New Zealand Banking Group,
      Ltd................................... 30,566 $   690,680       0.2%
    National Australia Bank, Ltd............ 44,894   1,199,089       0.3%
   #Origin Energy, Ltd...................... 65,486     986,833       0.2%
    Santos, Ltd............................. 52,226     705,342       0.2%
    Suncorp Group, Ltd...................... 83,085     745,678       0.2%
    Other Securities........................         24,476,572       5.9%
                                                    -----------      ----
 TOTAL AUSTRALIA............................         28,804,194       7.0%
                                                    -----------      ----
 AUSTRIA -- (0.5%)
    Other Securities........................          2,158,236       0.5%
                                                    -----------      ----
 BELGIUM -- (1.2%)
    Other Securities........................          5,638,856       1.4%
                                                    -----------      ----
 CANADA -- (10.4%)
   #Bank of Montreal........................ 13,100     773,974       0.2%
    Magna International, Inc................ 18,560     708,138       0.2%
    Suncor Energy, Inc...................... 34,672   1,104,425       0.2%
   #Toronto Dominion Bank................... 15,429   1,164,508       0.3%
    Other Securities........................         42,986,572      10.5%
                                                    -----------      ----
 TOTAL CANADA...............................         46,737,617      11.4%
                                                    -----------      ----
 DENMARK -- (0.9%)
    Other Securities........................          4,030,428       1.0%
                                                    -----------      ----
 FINLAND -- (1.6%)
    UPM-Kymmene Oyj......................... 61,081     714,229       0.2%
    Other Securities........................          6,528,806       1.6%
                                                    -----------      ----
 TOTAL FINLAND..............................          7,243,035       1.8%
                                                    -----------      ----
 FRANCE -- (5.7%)
    BNP Paribas SA.......................... 18,185     812,049       0.2%
    Cie de Saint-Gobain SA.................. 15,324     708,237       0.2%
   *Sanofi SA............................... 20,001   1,430,852       0.3%
    Total SA Sponsored ADR.................. 15,900     831,570       0.2%
    Other Securities........................         21,815,946       5.3%
                                                    -----------      ----
 TOTAL FRANCE...............................         25,598,654       6.2%
                                                    -----------      ----
 GERMANY -- (4.9%)
    Allianz SE..............................  6,494     722,536       0.2%
    Bayerische Motoren Werke AG.............  8,606     699,101       0.1%
    Daimler AG.............................. 17,410     884,238       0.2%
   #Deutsche Bank AG........................ 29,192   1,208,841       0.3%
    Deutsche Post AG........................ 47,190     715,802       0.2%
    E.ON AG................................. 34,364     828,687       0.2%
    Other Securities........................         17,216,296       4.2%
                                                    -----------      ----
 TOTAL GERMANY..............................         22,275,501       5.4%
                                                    -----------      ----
 GREECE -- (0.4%)
    Other Securities........................          1,969,136       0.5%
                                                    -----------      ----
 HONG KONG -- (2.2%)
    Other Securities........................          9,717,726       2.4%
                                                    -----------      ----
 IRELAND -- (0.7%)
    Other Securities........................          3,281,144       0.8%
                                                    -----------      ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                           SHARES    VALUE++   OF NET ASSETS**
                                           ------- ----------- ---------------
  ISRAEL -- (0.6%)
     Other Securities.....................         $ 2,661,701       0.7%
                                                   -----------      ----
  ITALY -- (2.1%)
     Other Securities.....................           9,399,033       2.3%
                                                   -----------      ----
  JAPAN -- (20.3%)
     Mitsubishi UFJ Financial Group, Inc.. 224,300     974,794       0.2%
     Sumitomo Mitsui Financial Group, Inc.  26,841     750,247       0.2%
     Toyota Motor Corp. Sponsored ADR.....  11,600     773,836       0.2%
     Other Securities.....................          88,785,857      21.6%
                                                   -----------      ----
  TOTAL JAPAN.............................          91,284,734      22.2%
                                                   -----------      ----
  NETHERLANDS -- (2.1%)
     Akzo Nobel NV........................  17,072     897,681       0.2%
     Other Securities.....................           8,632,367       2.1%
                                                   -----------      ----
  TOTAL NETHERLANDS.......................           9,530,048       2.3%
                                                   -----------      ----
  NEW ZEALAND -- (0.3%)
     Other Securities.....................           1,235,763       0.3%
                                                   -----------      ----
  NORWAY -- (1.1%)
     Other Securities.....................           5,000,308       1.2%
                                                   -----------      ----
  PORTUGAL -- (0.3%)
     Other Securities.....................           1,265,966       0.3%
                                                   -----------      ----
  SINGAPORE -- (1.4%)
     Other Securities.....................           6,536,362       1.6%
                                                   -----------      ----
  SPAIN -- (1.9%)
     Banco Santander SA................... 114,518     969,265       0.2%
     Other Securities.....................           7,704,384       1.9%
                                                   -----------      ----
  TOTAL SPAIN.............................           8,673,649       2.1%
                                                   -----------      ----
  SWEDEN -- (2.5%)
     Other Securities.....................          11,053,056       2.7%
                                                   -----------      ----
  SWITZERLAND -- (5.4%)
    *Aryzta AG............................  14,609     704,420       0.2%
     Holcim, Ltd..........................  21,970   1,391,274       0.3%
     Julius Baer Group, Ltd...............  27,417   1,030,189       0.3%
     Novartis AG ADR......................  13,137     741,846       0.2%
    *Swiss Re, Ltd........................  23,898   1,304,795       0.3%
     Zurich Financial Services AG.........   7,485   1,724,870       0.4%
     Other Securities.....................          17,375,834       4.2%
                                                   -----------      ----
  TOTAL SWITZERLAND.......................          24,273,228       5.9%
                                                   -----------      ----
  UNITED KINGDOM -- (17.7%)
     Anglo American P.L.C.................  48,414   1,774,879       0.4%
     Aviva P.L.C.......................... 128,562     701,377       0.2%
     BG Group P.L.C.......................  36,356     788,343       0.2%
     BP P.L.C. Sponsored ADR..............  66,425   2,934,656       0.7%
     HSBC Holdings P.L.C. Sponsored ADR...  71,003   3,099,991       0.8%
     International Power P.L.C............ 155,255     842,209       0.2%
     Kingfisher P.L.C..................... 232,192     961,992       0.2%
     Legal & General Group P.L.C.......... 594,171   1,046,697       0.3%
     Old Mutual P.L.C..................... 503,063     884,450       0.2%
     Prudential P.L.C.....................  68,348     705,973       0.2%
     Resolution, Ltd...................... 202,437     890,902       0.2%
     Royal Dutch Shell P.L.C. ADR.........  88,550   6,357,890       1.6%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                         SHARES      VALUE++    OF NET ASSETS**
                                       ----------- ------------ ---------------
 UNITED KINGDOM -- (Continued)
    RSA Insurance Group P.L.C.........     512,455 $    915,168        0.2%
    Standard Chartered P.L.C..........      36,935      861,852        0.2%
    Standard Life P.L.C...............     262,373      905,022        0.2%
    Vodafone Group P.L.C. Sponsored
      ADR.............................     165,738    4,614,146        1.1%
    William Morrison Supermarkets
      P.L.C...........................     144,442      700,460        0.2%
    Wolseley P.L.C....................      25,895      746,709        0.2%
    Xstrata P.L.C.....................      77,287    1,287,333        0.3%
    Other Securities..................               48,849,515       11.9%
                                                   ------------      -----
 TOTAL UNITED KINGDOM.................               79,869,564       19.5%
                                                   ------------      -----
 TOTAL COMMON STOCKS..................              408,237,939       99.5%
                                                   ------------      -----
 PREFERRED STOCKS -- (0.0%)
 GERMANY -- (0.0%)
    Other Securities..................                  117,734        0.0%
                                                   ------------      -----
 RIGHTS/WARRANTS -- (0.0%)
 AUSTRALIA -- (0.0%)
    Other Securities..................                      135        0.0%
                                                   ------------      -----
 BELGIUM -- (0.0%)
    Other Securities..................                       68        0.0%
                                                   ------------      -----
 CANADA -- (0.0%)
    Other Securities..................                    1,354        0.0%
                                                   ------------      -----
 HONG KONG -- (0.0%)
    Other Securities..................                   30,745        0.0%
                                                   ------------      -----
 ITALY -- (0.0%)
    Other Securities..................                   49,374        0.0%
                                                   ------------      -----
 NORWAY -- (0.0%)
    Other Securities..................                       --        0.0%
                                                   ------------      -----
 SINGAPORE -- (0.0%)
    Other Securities..................                    1,530        0.0%
                                                   ------------      -----
 UNITED KINGDOM -- (0.0%)
    Other Securities..................                      233        0.0%
                                                   ------------      -----
 TOTAL RIGHTS/WARRANTS................                   83,439        0.0%
                                                   ------------      -----

                                         SHARES/
                                          FACE
                                         AMOUNT      VALUE+
                                       ----------- ------------
                                          (000)
 SECURITIES LENDING COLLATERAL -- (9.4%)
 (S)@DFA Short Term Investment Fund...  37,180,863   37,180,863        9.1%
    @Repurchase Agreement, Deutsche
      Bank Securities, Inc. 0.11%,
      11/01/11 (Collateralized by
      FNMA 3.500%, 11/01/31, valued
      at $5,110,426) to be
      repurchased at $5,010,237....... $     5,010    5,010,222        1.2%
                                                   ------------      -----
 TOTAL SECURITIES LENDING COLLATERAL..               42,191,085       10.3%
                                                   ------------      -----
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $414,944,025)................             $450,630,197      109.8%
                                                   ============      =====

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                 ---------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                   LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                 ----------- ------------ ------- ------------
  Common Stocks
     Australia.................. $   838,884 $ 27,965,310   --    $ 28,804,194
     Austria....................       3,397    2,154,839   --       2,158,236
     Belgium....................     501,082    5,137,774   --       5,638,856
     Canada.....................  46,699,667       37,950   --      46,737,617
     Denmark....................          --    4,030,428   --       4,030,428
     Finland....................          --    7,243,035   --       7,243,035
     France.....................   1,712,720   23,885,934   --      25,598,654
     Germany....................   2,277,734   19,997,767   --      22,275,501
     Greece.....................      66,432    1,902,704   --       1,969,136
     Hong Kong..................       7,708    9,710,018   --       9,717,726
     Ireland....................     689,561    2,591,583   --       3,281,144
     Israel.....................     647,536    2,014,165   --       2,661,701
     Italy......................     957,480    8,441,553   --       9,399,033
     Japan......................   2,731,897   88,552,837   --      91,284,734
     Netherlands................   1,861,493    7,668,555   --       9,530,048
     New Zealand................      23,685    1,212,078   --       1,235,763
     Norway.....................     491,086    4,509,222   --       5,000,308
     Portugal...................       3,838    1,262,128   --       1,265,966
     Singapore..................          --    6,536,362   --       6,536,362
     Spain......................   1,000,215    7,673,434   --       8,673,649
     Sweden.....................      69,555   10,983,501   --      11,053,056
     Switzerland................   1,526,384   22,746,844   --      24,273,228
     United Kingdom.............  19,348,616   60,520,948   --      79,869,564
  Preferred Stocks
     Germany....................          --      117,734   --         117,734
  Rights/Warrants
     Australia..................          --          135   --             135
     Belgium....................          16           52   --              68
     Canada.....................         924          430   --           1,354
     Hong Kong..................       2,177       28,568   --          30,745
     Italy......................      49,374           --   --          49,374
     Norway.....................          --           --   --              --
     Singapore..................          --        1,530   --           1,530
     United Kingdom.............          --          233   --             233
  Securities Lending Collateral.          --   42,191,085   --      42,191,085
                                 ----------- ------------   --    ------------
  TOTAL......................... $81,511,461 $369,118,736   --    $450,630,197
                                 =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                           SHARES    VALUE+
                                                           ------- -----------
  AFFILIATED INVESTMENT COMPANIES -- (99.8%)
  Investment in The DFA International Value Series of
    The DFA Investment Trust Company......................         $32,864,447
  Investment in Dimensional Emerging Markets Value Fund...          10,254,501
  Investment in DFA International Small Cap Value
    Portfolio of DFA Investment Dimensions Group Inc...... 250,782   3,724,113
                                                                   -----------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
       (Cost $45,361,586).................................          46,843,061
                                                                   -----------
  TEMPORARY CASH INVESTMENTS -- (0.2%)
     Citibank-US Dollars on Deposit in Custody Account
       (Cost $74,471).....................................  74,471      74,471
                                                                   -----------
     TOTAL INVESTMENTS - (100.0%)
       (Cost $45,436,057).................................         $46,917,532
                                                                   ===========

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                     ---------------------------------------
                                     INVESTMENT IN SECURITIES (MARKET VALUE)
                                     ---------------------------------------
                                       LEVEL 1   LEVEL 2 LEVEL 3    TOTAL
                                     ----------- ------- ------- -----------
   Affiliated Investment Companies.. $46,843,061   --      --    $46,843,061
   Temporary Cash Investments.......      74,471   --      --         74,471
                                     -----------   --      --    -----------
   TOTAL............................ $46,917,532   --      --    $46,917,532
                                     ===========   ==      ==    ===========

                See accompanying Notes to Financial Statements.

                          EMERGING MARKETS PORTFOLIO

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                   VALUE+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Series of The DFA
    Investment Trust Company.................................. $2,313,873,983
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,350,904,480).................................. $2,313,873,983
                                                               ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                   VALUE+
                                                               --------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The Emerging Markets Small Cap Series of The
    DFA Investment Trust Company.............................. $1,833,468,496
                                                               --------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
       (Cost $1,534,538,184).................................. $1,833,468,496
                                                               ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       EMERGING MARKETS VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                    VALUE+
                                                                ---------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in Dimensional Emerging Markets Value Fund          $13,813,506,817
                                                                ---------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $13,579,010,327)................................... $13,813,506,817
                                                                ===============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                         ---------- ------------ ---------------
COMMON STOCKS -- (84.8%)
BRAZIL -- (7.3%)
   Banco Bradesco SA....................................  1,175,090 $ 17,145,356       0.3%
   Banco do Brasil SA...................................  1,031,580   15,742,433       0.3%
   Banco Santander Brasil SA ADR........................  1,950,363   17,748,303       0.3%
   BM&F Bovespa SA......................................  3,324,623   20,003,702       0.4%
  #BRF - Brasil Foods SA ADR............................    909,480   19,144,554       0.3%
   Petroleo Brasileiro SA ADR...........................  1,754,339   47,384,696       0.9%
   Vale SA Sponsored ADR................................  1,400,390   35,583,910       0.7%
   Other Securities.....................................             262,158,265       4.9%
                                                                    ------------      ----
TOTAL BRAZIL............................................             434,911,219       8.1%
                                                                    ------------      ----
CHILE -- (1.8%)
   Other Securities.....................................             107,727,375       2.0%
                                                                    ------------      ----
CHINA -- (13.6%)
   Bank of China, Ltd. Series H......................... 74,756,702   26,606,577       0.5%
   China Construction Bank Corp. Series H............... 52,067,302   38,255,683       0.7%
   China Mobile, Ltd. Sponsored ADR.....................  1,114,051   52,984,266       1.0%
   China Petroleum & Chemical Corp. ADR.................    176,059   16,619,970       0.3%
  #China Unicom Hong Kong, Ltd. ADR.....................    884,817   17,793,670       0.3%
  #CNOOC, Ltd. ADR......................................    148,376   27,985,197       0.5%
   Industrial & Commercial Bank of China, Ltd. Series H. 65,771,725   40,988,883       0.8%
  #PetroChina Co., Ltd. ADR.............................    216,874   28,109,039       0.5%
   Tencent Holdings, Ltd................................    598,600   13,776,120       0.3%
   Other Securities.....................................             542,632,724      10.1%
                                                                    ------------      ----
TOTAL CHINA.............................................             805,752,129      15.0%
                                                                    ------------      ----
COLOMBIA -- (0.2%)
   Other Securities.....................................              13,855,945       0.3%
                                                                    ------------      ----
CZECH REPUBLIC -- (0.3%)
   Other Securities.....................................              20,556,152       0.4%
                                                                    ------------      ----
EGYPT -- (0.1%)
   Other Securities.....................................               4,661,748       0.1%
                                                                    ------------      ----
HUNGARY -- (0.3%)
   Other Securities.....................................              20,151,986       0.4%
                                                                    ------------      ----
INDIA -- (8.2%)
  #ICICI Bank, Ltd. Sponsored ADR.......................    610,734   22,694,875       0.4%
   Infosys, Ltd.........................................    225,217   13,164,523       0.2%
   Reliance Industries, Ltd.............................  1,734,304   31,056,647       0.6%
   Other Securities.....................................             416,737,491       7.8%
                                                                    ------------      ----
TOTAL INDIA.............................................             483,653,536       9.0%
                                                                    ------------      ----
INDONESIA -- (3.3%)
   PT Astra International Tbk...........................  2,085,000   16,076,981       0.3%
   Other Securities.....................................             182,267,240       3.4%
                                                                    ------------      ----
TOTAL INDONESIA.........................................             198,344,221       3.7%
                                                                    ------------      ----
ISRAEL -- (0.0%)
   Other Securities.....................................                 306,545       0.0%
                                                                    ------------      ----
MALAYSIA -- (3.4%)
   Other Securities.....................................             200,386,856       3.7%
                                                                    ------------      ----
MEXICO -- (4.1%)
  #America Movil S.A.B. de C.V. Series L ADR............  1,214,537   30,873,531       0.6%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                             ---------- -------------- ---------------
MEXICO -- (Continued)
   Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR..    331,293 $   22,213,196       0.4%
  #Grupo Mexico S.A.B. de C.V. Series B.....................  4,804,019     13,326,674       0.3%
  #Grupo Televisa S.A.B. Sponsored ADR......................    617,890     13,179,594       0.2%
   Other Securities.........................................               162,160,825       3.0%
                                                                        --------------      ----
TOTAL MEXICO................................................               241,753,820       4.5%
                                                                        --------------      ----
PERU -- (0.2%)
   Other Securities.........................................                11,867,965       0.2%
                                                                        --------------      ----
PHILIPPINES -- (1.2%)
   Other Securities.........................................                69,510,009       1.3%
                                                                        --------------      ----
POLAND -- (1.4%)
   Other Securities.........................................                83,551,664       1.6%
                                                                        --------------      ----
RUSSIA -- (3.5%)
   Gazprom OAO Sponsored ADR................................  6,598,961     76,497,543       1.4%
   Lukoil OAO Sponsored ADR.................................    728,785     42,212,084       0.8%
   Other Securities.........................................                87,068,864       1.6%
                                                                        --------------      ----
TOTAL RUSSIA................................................               205,778,491       3.8%
                                                                        --------------      ----
SOUTH AFRICA -- (7.3%)
   Gold Fields, Ltd. Sponsored ADR..........................  1,511,177     26,339,815       0.5%
   Impala Platinum Holdings, Ltd............................    701,181     16,038,408       0.3%
   MTN Group, Ltd...........................................  1,317,250     23,074,097       0.4%
   Naspers, Ltd. Series N...................................    358,511     17,328,356       0.3%
   Sanlam, Ltd..............................................  4,330,404     16,159,912       0.3%
   Sasol, Ltd. Sponsored ADR................................    615,418     27,841,510       0.5%
   Standard Bank Group, Ltd.................................  1,461,213     18,085,389       0.4%
   Other Securities.........................................               285,468,241       5.3%
                                                                        --------------      ----
TOTAL SOUTH AFRICA..........................................               430,335,728       8.0%
                                                                        --------------      ----
SOUTH KOREA -- (13.7%)
   Hana Financial Group, Inc................................    431,842     15,426,860       0.3%
  #Hynix Semiconductor, Inc.................................    697,881     14,123,216       0.3%
   Hyundai Motor Co., Ltd...................................    178,654     35,978,852       0.7%
 #*KB Financial Group, Inc. ADR.............................    398,197     15,549,593       0.3%
   Kia Motors Corp..........................................    218,671     14,019,409       0.2%
  *POSCO ADR................................................    318,823     27,393,272       0.5%
   Samsung C&T Corp.........................................    211,963     13,105,582       0.2%
   Samsung Electronics Co., Ltd.............................    125,655    108,171,516       2.0%
   Shinhan Financial Group Co., Ltd. ADR....................    189,351     15,072,340       0.3%
   Other Securities.........................................               552,520,289      10.3%
                                                                        --------------      ----
TOTAL SOUTH KOREA...........................................               811,360,929      15.1%
                                                                        --------------      ----
TAIWAN -- (11.2%)
  #Hon Hai Precision Industry Co., Ltd...................... 11,515,887     31,569,393       0.6%
   Taiwan Semiconductor Manufacturing Co., Ltd.............. 15,178,652     36,988,502       0.7%
   Other Securities.........................................               596,105,733      11.1%
                                                                        --------------      ----
TOTAL TAIWAN................................................               664,663,628      12.4%
                                                                        --------------      ----
THAILAND -- (2.1%)
   PTT PCL (Foreign)........................................  1,352,380     13,457,830       0.3%
   Other Securities.........................................               113,170,545       2.1%
                                                                        --------------      ----
TOTAL THAILAND..............................................               126,628,375       2.4%
                                                                        --------------      ----
TURKEY -- (1.6%)
   Other Securities.........................................                93,018,037       1.7%
                                                                        --------------      ----
TOTAL COMMON STOCKS.........................................             5,028,776,358      93.7%
                                                                        --------------      ----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                      SHARES        VALUE++     OF NET ASSETS**
                                                                    ------------ -------------- ---------------
PREFERRED STOCKS -- (5.5%)
BRAZIL -- (5.5%)
   Banco Bradesco SA Sponsored ADR.................................    2,639,163 $   48,032,767        0.9%
   Gerdau SA Sponsored ADR.........................................    1,649,675     14,880,068        0.3%
   Itau Unibanco Holding SA ADR....................................    2,052,691     39,247,452        0.7%
  #Petroleo Brasileiro SA ADR......................................    2,409,950     60,947,636        1.1%
  #Vale SA Sponsored ADR...........................................    1,909,586     45,066,230        0.9%
   Other Securities................................................                 119,084,967        2.2%
                                                                                 --------------      -----
TOTAL BRAZIL.......................................................                 327,259,120        6.1%
                                                                                 --------------      -----
CHILE -- (0.0%)
   Other Securities................................................                   1,172,881        0.0%
                                                                                 --------------      -----
INDIA -- (0.0%)
   Other Securities................................................                       8,230        0.0%
                                                                                 --------------      -----
MALAYSIA -- (0.0%)
   Other Securities................................................                     113,451        0.0%
                                                                                 --------------      -----
TOTAL PREFERRED STOCKS.............................................                 328,553,682        6.1%
                                                                                 --------------      -----
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
   Other Securities................................................                          --        0.0%
                                                                                 --------------      -----
MALAYSIA -- (0.0%)
   Other Securities................................................                       9,841        0.0%
                                                                                 --------------      -----
SOUTH KOREA -- (0.0%)
   Other Securities................................................                     490,922        0.0%
                                                                                 --------------      -----
TAIWAN -- (0.0%)
   Other Securities................................................                      54,103        0.0%
                                                                                 --------------      -----
THAILAND -- (0.0%)
   Other Securities................................................                      27,019        0.0%
                                                                                 --------------      -----
TOTAL RIGHTS/WARRANTS..............................................                     581,885        0.0%
                                                                                 --------------      -----

                                                                      SHARES/
                                                                       FACE
                                                                      AMOUNT        VALUE+
                                                                    ------------ --------------
                                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.7%)
(S)@DFA Short Term Investment Fund.................................  570,330,893    570,330,893       10.6%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by FNMA 3.500%, 11/01/31, valued at
     $2,559,154) to be repurchased at $2,508,982................... $      2,509      2,508,974        0.1%
                                                                                 --------------      -----
TOTAL SECURITIES LENDING COLLATERAL................................                 572,839,867       10.7%
                                                                                 --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,410,576,029)............................................              $5,930,751,792      110.5%
                                                                                 ==============      =====

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Brazil................ $  434,911,219             --   --    $  434,911,219
    Chile.................    107,727,375             --   --       107,727,375
    China.................    176,406,876 $  629,345,253   --       805,752,129
    Colombia..............     13,855,945             --   --        13,855,945
    Czech Republic........             --     20,556,152   --        20,556,152
    Egypt.................             --      4,661,748   --         4,661,748
    Hungary...............        450,137     19,701,849   --        20,151,986
    India.................     36,016,183    447,637,353   --       483,653,536
    Indonesia.............      6,073,288    192,270,933   --       198,344,221
    Israel................             --        306,545   --           306,545
    Malaysia..............      1,091,538    199,295,318   --       200,386,856
    Mexico................    241,753,820             --   --       241,753,820
    Peru..................     11,867,965             --   --        11,867,965
    Philippines...........      2,127,182     67,382,827   --        69,510,009
    Poland................         54,385     83,497,279   --        83,551,664
    Russia................      9,915,513    195,862,978   --       205,778,491
    South Africa..........     78,436,977    351,898,751   --       430,335,728
    South Korea...........     83,729,370    727,631,559   --       811,360,929
    Taiwan................     20,197,944    644,465,684   --       664,663,628
    Thailand..............    126,622,102          6,273   --       126,628,375
    Turkey................      1,529,380     91,488,657   --        93,018,037
 Preferred Stocks
    Brazil................    327,259,120             --   --       327,259,120
    Chile.................      1,172,881             --   --         1,172,881
    India.................             --          8,230   --             8,230
    Malaysia..............             --        113,451   --           113,451
 Rights/Warrants
    China.................             --             --   --                --
    Malaysia..............          9,841             --   --             9,841
    South Korea...........             --        490,922   --           490,922
    Taiwan................             --         54,103   --            54,103
    Thailand..............         27,019             --   --            27,019
 Securities Lending
   Collateral.............             --    572,839,867   --       572,839,867
                           -------------- --------------   --    --------------
 TOTAL.................... $1,681,236,060 $4,249,515,732   --    $5,930,751,792
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                    ENHANCED         U.S.                           U.S.
                                                                   U.S. LARGE      LARGE CAP         U.S.         SMALL CAP
                                                                    COMPANY          VALUE         TARGETED         VALUE
                                                                   PORTFOLIO       PORTFOLIO    VALUE PORTFOLIO   PORTFOLIO
                                                                  ------------  --------------  --------------- --------------
ASSETS:
Investments in Affiliated Investment Company at Value............           --  $    7,341,490             --               --
Investments at Value (including $0, $0, $449,985 and $1,043,902
  of securities on loan, respectively)........................... $    167,978              --   $  2,537,093   $    6,489,432
Temporary Cash Investments at Value & Cost.......................        6,434              --            810           54,349
Collateral Received from Securities on Loan at Value & Cost......           --              --          1,141            2,011
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................           --              --        461,537        1,076,915
Cash.............................................................           --              --             --            8,601
Receivables:
   Investment Securities/Affiliated Investment Company
     Sold........................................................           --          13,622          1,811           21,714
   Dividends and Interest........................................        1,609              --            711            2,121
   Securities Lending Income.....................................           --              --            255              876
   Fund Shares Sold..............................................           95           4,515          5,574            3,505
Unrealized Gain on Forward Currency Contracts....................            2              --             --               --
Prepaid Expenses and Other Assets................................           20              46             44               46
                                                                  ------------  --------------   ------------   --------------
       Total Assets..............................................      176,138       7,359,673      3,008,976        7,659,570
                                                                  ------------  --------------   ------------   --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................           --              --        462,678        1,078,926
   Investment Securities/Affiliated Investment Company
     Purchased...................................................          272              --            119           19,778
   Fund Shares Redeemed..........................................          221          18,137          1,337           16,133
   Due to Advisor................................................           28             871            694            2,559
   Futures Margin Variation......................................        4,171              --             --              933
Unrealized Loss on Forward Currency Contracts....................          303              --             --               --
Accrued Expenses and Other Liabilities...........................           15             321            169              378
                                                                  ------------  --------------   ------------   --------------
       Total Liabilities.........................................        5,010          19,329        464,997        1,118,707
                                                                  ------------  --------------   ------------   --------------
NET ASSETS....................................................... $    171,128  $    7,340,344   $  2,543,979   $    6,540,863
                                                                  ============  ==============   ============   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $45,132 and $0 and shares outstanding of 0; 0; 2,945,072 and 0,
  respectively...................................................          N/A             N/A   $      15.32              N/A
                                                                  ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A    100,000,000              N/A
                                                                  ============  ==============   ============   ==============
Class R2 Shares -- based on net assets of $0; $0; $10,918 and $0
  and shares outstanding of 0; 0; 713,089 and 0, respectively....          N/A             N/A   $      15.31              N/A
                                                                  ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED......................................          N/A             N/A    100,000,000              N/A
                                                                  ============  ==============   ============   ==============
Institutional Class Shares -- based on net assets of $171,128;
  $7,340,344; $2,487,929 and $6,540,863 and shares outstanding of 21,000,579; 380,475,929; 162,371,599 and 278,359,194,
  respectively................................................... $       8.15  $        19.29   $      15.32   $        23.50
                                                                  ============  ==============   ============   ==============
NUMBER OF SHARES AUTHORIZED......................................  300,000,000   2,000,000,000    700,000,000    1,700,000,000
                                                                  ============  ==============   ============   ==============
Investments in Affiliated Investment Company at Cost............. $         --  $    5,970,301   $         --   $           --
                                                                  ------------  --------------   ------------   --------------
Investments at Cost.............................................. $    166,434  $           --   $  2,284,081   $    6,226,364
                                                                  ============  ==============   ============   ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    239,068  $    7,599,550   $  2,270,031   $    6,196,086
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................        1,903          20,676          1,385              858
Accumulated Net Realized Gain (Loss).............................      (80,493)     (1,651,071)        19,551           80,315
Net Unrealized Foreign Exchange Gain (Loss)......................         (306)             --             --               --
Net Unrealized Appreciation (Depreciation).......................       10,956       1,371,189        253,012          263,604
                                                                  ------------  --------------   ------------   --------------
NET ASSETS....................................................... $    171,128  $    7,340,344   $  2,543,979   $    6,540,863
                                                                  ============  ==============   ============   ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        U.S.            U.S.            U.S.            U.S.
                                                        CORE            CORE           VECTOR           SMALL
                                                      EQUITY 1        EQUITY 2         EQUITY            CAP
                                                      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                   --------------  --------------  --------------  --------------
ASSETS:
Investments at Value (including $496,197,
  $1,049,799, $320,082 and $1,023,988 of
  securities on loan, respectively)............... $    3,718,978  $    5,818,842  $    1,848,054  $    3,766,472
Temporary Cash Investments at Value & Cost........         10,049              --           6,830           3,579
Collateral Received from Securities on Loan at
  Value & Cost....................................          1,081           1,322             344           4,147
Affiliated Collateral Received from Securities on
  Loan at Value & Cost............................        508,332       1,077,291         328,663       1,052,295
Cash..............................................            394              --               1              30
Receivables:
   Investment Securities Sold.....................            170           5,486             267           1,191
   Dividends and Interest.........................          3,055           4,930           1,263             979
   Securities Lending Income......................            247             450             216             641
   Fund Shares Sold...............................          7,193           7,465           2,421           2,529
Prepaid Expenses and Other Assets.................             82              79              37              51
                                                   --------------  --------------  --------------  --------------
       Total Assets...............................      4,249,581       6,915,865       2,188,096       4,831,914
                                                   --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............        509,413       1,078,613         329,007       1,056,442
   Investment Securities Purchased................          5,883           5,297           5,063             671
   Fund Shares Redeemed...........................          2,130           8,680           1,570           3,234
   Due to Advisor.................................            501             921             435           1,034
   Loan Payable...................................             --           2,097              --              --
Accrued Expenses and Other Liabilities............            243             351             126             210
                                                   --------------  --------------  --------------  --------------
       Total Liabilities..........................        518,170       1,095,959         336,201       1,061,591
                                                   --------------  --------------  --------------  --------------
NET ASSETS........................................ $    3,731,411  $    5,819,906  $    1,851,895  $    3,770,323
                                                   ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE:
Institutional Class Shares -- based on net assets
  of $3,731,411; $5,819,906; $1,851,895 and
  $3,770,323 and shares outstanding of
  346,042,019; 548,777,341; 180,126,241 and
  183,498,696, respectively....................... $        10.78  $        10.61  $        10.28  $        20.55
                                                   ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,500,000,000   2,300,000,000   1,000,000,000   1,000,000,000
                                                   ==============  ==============  ==============  ==============
Investments at Cost............................... $    3,424,965  $    5,519,920  $    1,801,359  $    3,345,643
                                                   ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $    3,478,765  $    5,531,385  $    1,838,615  $    3,372,263
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income).........................................          8,359           7,601           3,557           1,483
Accumulated Net Realized Gain (Loss)..............        (49,726)        (18,002)        (36,972)        (24,252)
Net Unrealized Appreciation (Depreciation)........        294,013         298,922          46,695         420,829
                                                   --------------  --------------  --------------  --------------
NET ASSETS........................................ $    3,731,411  $    5,819,906  $    1,851,895  $    3,770,323
                                                   ==============  ==============  ==============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                       U.S.            DFA          LARGE      INTERNATIONAL
                                                                       MICRO       REAL ESTATE       CAP           CORE
                                                                        CAP        SECURITIES   INTERNATIONAL     EQUITY
                                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                  --------------  ------------  ------------- --------------
ASSETS:
Investments at Value (including $663,162, $816,381, $211,940
  and $713,693 of securities on loan, respectively).............. $    3,252,370  $  3,080,903  $  1,693,115  $    5,365,117
Temporary Cash Investments at Value & Cost.......................             --        16,635            --              --
Collateral Received from Securities on Loan at Value & Cost......          1,914         5,664           139           1,620
Affiliated Collateral Received from Securities on Loan at
  Value & Cost...................................................        683,523       831,111       222,463         758,998
Foreign Currencies at Value......................................             --            --         1,751           6,146
Cash.............................................................          3,326            --         5,161           8,298
Receivables:
   Investment Securities Sold....................................          5,060            --            --              51
   Dividends, Interest and Tax Reclaims..........................            850         2,606         4,338          14,205
   Securities Lending Income.....................................            638           100           132             623
   Fund Shares Sold..............................................            902         1,831         1,676           8,878
Prepaid Expenses and Other Assets................................             22            27            21              89
                                                                  --------------  ------------  ------------  --------------
       Total Assets..............................................      3,948,605     3,938,877     1,928,796       6,164,025
                                                                  --------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..............................        685,437       836,775       222,602         760,618
   Investment Securities Purchased...............................          1,693            --           962           3,656
   Fund Shares Redeemed..........................................          2,284         2,577           582           1,838
   Due to Advisor................................................          1,275           706           343           1,518
Unrealized Loss on Foreign Currency Contracts....................             --            --             2              27
Accrued Expenses and Other Liabilities...........................            197           172           156             484
                                                                  --------------  ------------  ------------  --------------
       Total Liabilities.........................................        690,886       840,230       224,647         768,141
                                                                  --------------  ------------  ------------  --------------
NET ASSETS....................................................... $    3,257,719  $  3,098,647  $  1,704,149  $    5,395,884
                                                                  ==============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $3,257,719;
  $3,098,647; $1,704,149 and $5,395,884 and shares outstanding of 246,129,760; 133,273,662; 95,156,480 and 545,496,112,
  respectively................................................... $        13.24  $      23.25  $      17.91  $         9.89
                                                                  ==============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED......................................  1,500,000,000   700,000,000   500,000,000   2,000,000,000
                                                                  ==============  ============  ============  ==============
Investments at Cost.............................................. $    2,915,219  $  2,358,790  $  1,600,897  $    5,832,407
                                                                  ==============  ============  ============  ==============
Foreign Currencies at Cost....................................... $           --  $         --  $      1,722  $        5,909
                                                                  ==============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    2,956,788  $  2,633,638  $  1,806,934  $    5,903,243
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          3,199        14,529         5,725          13,366
Accumulated Net Realized Gain (Loss).............................        (39,419)     (271,633)     (200,727)        (53,571)
Net Unrealized Foreign Exchange Gain (Loss)......................             --            --           (30)           (101)
Net Unrealized Appreciation (Depreciation).......................        337,151       722,113        92,247        (467,053)
                                                                  --------------  ------------  ------------  --------------
NET ASSETS....................................................... $    3,257,719  $  3,098,647  $  1,704,149  $    5,395,884
                                                                  ==============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                    ASIA         UNITED
                                                                   INTERNATIONAL    JAPANESE       PACIFIC       KINGDOM
                                                                       SMALL          SMALL         SMALL         SMALL
                                                                      COMPANY        COMPANY       COMPANY       COMPANY
                                                                     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                  --------------  ------------  ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value.......... $    5,827,564  $    163,185  $    139,306  $     33,875
Receivables:
   Affiliated Investment Companies Sold..........................         12,000            --            33             1
   Fund Shares Sold..............................................         14,962         2,077             7            --
Prepaid Expenses and Other Assets................................             47             9            12             8
                                                                  --------------  ------------  ------------  ------------
       Total Assets..............................................      5,854,573       165,271       139,358        33,884
                                                                  --------------  ------------  ------------  ------------
LIABILITIES:
Payables:
   Affiliated Investment Companies Purchased.....................         12,000         2,055            --            --
   Fund Shares Redeemed..........................................          3,730            22            40             1
   Due to Advisor................................................          1,887            57            43            11
   Loan Payable..................................................          2,643            --            --            --
Accrued Expenses and Other Liabilities...........................            298            17            13             3
                                                                  --------------  ------------  ------------  ------------
       Total Liabilities.........................................         20,558         2,151            96            15
                                                                  --------------  ------------  ------------  ------------
NET ASSETS....................................................... $    5,834,015  $    163,120  $    139,262  $     33,869
                                                                  ==============  ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $5,834,015;
  $163,120; $139,262 and $33,869 and shares outstanding of
  383,664,864; 10,703,299; 6,045,248 and 1,444,937,
  respectively................................................... $        15.21  $      15.24  $      23.04  $      23.44
                                                                  ==============  ============  ============  ============
NUMBER OF SHARES AUTHORIZED......................................  1,500,000,000   100,000,000   100,000,000   100,000,000
                                                                  ==============  ============  ============  ============
Investments in Affiliated Investment Companies at Cost........... $    5,863,292  $    225,979  $    133,473  $     32,443
                                                                  ==============  ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    5,763,382  $    299,580  $    159,837  $     34,193
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          6,376         1,041         1,047           279
Accumulated Net Realized Gain (Loss).............................         99,876       (74,693)      (27,471)       (2,041)
Net Unrealized Foreign Exchange Gain (Loss)......................            109           (14)           16             6
Net Unrealized Appreciation (Depreciation).......................        (35,728)      (62,794)        5,833         1,432
                                                                  --------------  ------------  ------------  ------------
NET ASSETS....................................................... $    5,834,015  $    163,120  $    139,262  $     33,869
                                                                  ==============  ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      DFA           DFA            DFA
                                                                    CONTINENTAL  INTERNATIONAL    GLOBAL      INTERNATIONAL
                                                                       SMALL      REAL ESTATE   REAL ESTATE     SMALL CAP
                                                                      COMPANY     SECURITIES    SECURITIES        VALUE
                                                                     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                   ------------  ------------- ------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value........... $    117,495            --  $    867,930              --
Investments at Value (including $0, $109,763, $0 and $574,702 of
  securities on loan, respectively)...............................           --  $  1,052,700            --  $    7,322,274
Temporary Cash Investments at Value & Cost........................           --            --         1,083              --
Collateral Received from Securities on Loan at Value & Cost.......           --           143            --              89
Affiliated Collateral Received from Securities on Loan at Value &
  Cost............................................................           --       117,429            --         626,905
Foreign Currencies at Value.......................................           --         1,162            --          20,662
Cash..............................................................           --         3,869            --         120,829
Receivables:
   Investment Securities/Affiliated Investment Companies
     Sold.........................................................           19            --            --           3,301
   Dividends, Interest and Tax Reclaims...........................           --         4,225            --          20,020
   Securities Lending Income......................................           --            59            --             921
   Fund Shares Sold...............................................           --         1,056           975           4,750
Prepaid Expenses and Other Assets.................................            8           172            11              67
                                                                   ------------  ------------  ------------  --------------
     Total Assets.................................................      117,522     1,180,815       869,999       8,119,818
                                                                   ------------  ------------  ------------  --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned...............................           --       117,572            --         626,994
   Investment Securities/Affiliated Investment Companies
     Purchased....................................................           --         2,080            --          24,508
   Fund Shares Redeemed...........................................           19           583           587           4,248
   Due to Advisor.................................................           38           299            20           3,925
Unrealized Loss on Foreign Currency Contracts.....................           --            18            --             356
Accrued Expenses and Other Liabilities............................           13           107            44             643
                                                                   ------------  ------------  ------------  --------------
     Total Liabilities............................................           70       120,659           651         660,674
                                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................................ $    117,452  $  1,060,156  $    869,348  $    7,459,144
                                                                   ============  ============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Institutional Cass Shares -- based on net assets of $117,452;
  $1,060,156; $869,348 and $7,459,144 and shares outstanding of
  8,014,115; 216,206,594; 105,892,319 and 502,440,091,
  respectively.................................................... $      14.66  $       4.90  $       8.21  $        14.85
                                                                   ============  ============  ============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  100,000,000   700,000,000   500,000,000   2,300,000,000
                                                                   ============  ============  ============  ==============
Investments in Affiliated Investment Companies at Cost............ $    120,698  $         --  $    700,210  $           --
                                                                   ------------  ------------  ------------  --------------
Investments at Cost............................................... $         --  $  1,118,844  $         --  $    8,230,618
                                                                   ============  ============  ============  ==============
Foreign Currencies at Cost........................................ $         --  $      1,054  $         --  $       20,645
                                                                   ============  ============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    146,677  $  1,359,232  $    728,584  $    8,211,538
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income)..........................................           27       (53,267)        1,177          21,874
Accumulated Net Realized Gain (Loss)..............................      (26,099)     (179,765)      (28,133)        134,206
Net Unrealized Foreign Exchange Gain (Loss).......................           50            (8)           --            (147)
Net Unrealized Appreciation (Depreciation)........................       (3,203)      (66,036)      167,720        (908,327)
                                                                   ------------  ------------  ------------  --------------
NET ASSETS........................................................ $    117,452  $  1,060,156  $    869,348  $    7,459,144
                                                                   ============  ============  ============  ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                INTERNATIONAL
                                                                                   VECTOR       WORLD EX      EMERGING
                                                                                   EQUITY      U.S. VALUE      MARKETS
                                                                                  PORTFOLIO    PORTFOLIO      PORTFOLIO
                                                                                ------------- ------------  ------------
ASSETS:
Investments in Affiliated Investment Companies at Value........................ $         --  $     46,843  $  2,313,874
Investments at Value (including $39,509, $0 and $0 of securities on loan,
  respectively)................................................................      408,439            --            --
Temporary Cash Investments at Value & Cost.....................................           --            74            --
Collateral Received from Securities on Loan at Value & Cost....................        5,010            --            --
Affiliated Collateral Received from Securities on Loan at Value & Cost.........       37,181            --            --
Foreign Currencies at Value....................................................        1,427            --            --
Cash...........................................................................          946            --            --
Receivables:
   Investment Securities/Affiliated Investment Companies Sold..................          228         6,675            --
   Dividends, and Tax Reclaims.................................................        1,184            --            --
   Securities Lending Income...................................................           44            --            --
   Fund Shares Sold............................................................          308             2         1,546
Prepaid Expenses and Other Assets..............................................           12            14            20
                                                                                ------------  ------------  ------------
       Total Assets............................................................      454,779        53,608     2,315,440
                                                                                ------------  ------------  ------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned............................................       42,191            --            --
   Investment Securities/Affiliated Investment Companies Purchased.............        1,034            --           610
   Fund Shares Redeemed........................................................          773         6,430           936
   Due to Advisor..............................................................          149             8           720
Unrealized Loss on Foreign Currency Contracts..................................            2            --            --
Accrued Expenses and Other Liabilities.........................................           50             5           139
                                                                                ------------  ------------  ------------
       Total Liabilities.......................................................       44,199         6,443         2,405
                                                                                ------------  ------------  ------------
NET ASSETS..................................................................... $    410,580  $     47,165  $  2,313,035
                                                                                ============  ============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of $410,580; $47,165 and
  $2,313,035 and shares outstanding of 43,960,327; 4,735,190 and 86,708,116,
  respectively................................................................. $       9.34  $       9.96  $      26.68
                                                                                ============  ============  ============
NUMBER OF SHARES AUTHORIZED....................................................  500,000,000   100,000,000   500,000,000
                                                                                ============  ============  ============
Investments in Affiliated Investment Companies at Cost......................... $         --  $     45,361  $  1,350,905
                                                                                ------------  ------------  ------------
Investments at Cost............................................................ $    372,753  $         --  $         --
                                                                                ============  ============  ============
Foreign Currencies at Cost..................................................... $      1,424  $         --  $         --
                                                                                ============  ============  ============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................ $    368,439  $     51,634  $  1,254,594
Undistributed Net Investment Income (Distributions in Excess of Net Investment
  Income)......................................................................          782           168         6,113
Accumulated Net Realized Gain (Loss)...........................................        5,666        (6,103)       89,410
Net Unrealized Foreign Exchange Gain (Loss)....................................            4           (16)          (51)
Net Unrealized Appreciation (Depreciation).....................................       35,689         1,482       962,969
                                                                                ------------  ------------  ------------
NET ASSETS..................................................................... $    410,580  $     47,165  $  2,313,035
                                                                                ============  ============  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                EMERGING      EMERGING        EMERGING
                                                 MARKETS       MARKETS         MARKETS
                                                SMALL CAP       VALUE        CORE EQUITY
                                                PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                              ------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Company
  at Value................................... $  1,833,468  $   13,813,507             --
Investments at Value (including $0, $0 and
  $661,404 of securities on loan,
  respectively)..............................           --              -- $    5,357,912
Collateral Received from Securities on Loan
  at Value & Cost............................           --              --          2,509
Affiliated Collateral Received from
  Securities on Loan at Value & Cost.........           --              --        570,331
Foreign Currencies at Value..................           --              --          9,564
Cash.........................................           --              --         31,438
Receivables:
   Dividends, Interest and Tax Reclaims......           --              --          6,417
   Securities Lending Income.................           --              --            854
   Fund Shares Sold..........................        3,090          49,615          9,270
Unrealized Gain on Foreign Currency Contracts           --              --              6
Prepaid Expenses and Other Assets............           26              82             48
                                              ------------  -------------- --------------
       Total Assets..........................    1,836,584      13,863,204      5,988,349
                                              ------------  -------------- --------------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned..........           --              --        572,840
   Investment Securities/Affiliated
     Investment Company Purchased............        2,630          44,423         42,635
   Fund Shares Redeemed......................          460           5,192          1,841
   Due to Advisor............................          647           4,264          2,277
Unrealized Loss on Foreign Currency Contracts           --              --             54
Accrued Expenses and Other Liabilities.......          102             955          1,229
                                              ------------  -------------- --------------
       Total Liabilities.....................        3,839          54,834        620,876
                                              ------------  -------------- --------------
NET ASSETS................................... $  1,832,745  $   13,808,370 $    5,367,473
                                              ============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE:
Class R2 Shares -- based on net assets of
  $0; $78,157 and $0 and shares outstanding
  of 0; 2,693,271 and 0, respectively........          N/A  $        29.02            N/A
                                              ============  ============== ==============
NUMBER OF SHARES AUTHORIZED..................          N/A     100,000,000            N/A
                                              ============  ============== ==============
Institutional Class Shares -- based on net
  assets of $1,832,745; $13,730,213 and
  $5,367,473 and shares outstanding of
  92,323,664; 473,115,325 and 286,504,352,
  respectively............................... $      19.85  $        29.02 $        18.73
                                              ============  ============== ==============
NUMBER OF SHARES AUTHORIZED..................  500,000,000   1,500,000,000  1,000,000,000
                                              ============  ============== ==============
Investments in Affiliated Investment Company
  at Cost.................................... $  1,534,538  $   13,579,011 $           --
                                              ------------  -------------- --------------
Investments at Cost.......................... $         --  $           -- $    4,837,736
                                              ============  ============== ==============
Foreign Currencies at Cost................... $         --  $           -- $        9,627
                                              ============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................. $  1,508,677  $   13,364,578 $    4,866,799
Undistributed Net Investment Income
  (Distributions in Excess of Net Investment
  Income)....................................        1,396          33,870         15,280
Accumulated Net Realized Gain (Loss).........       23,770         175,232        (34,801)
Net Unrealized Foreign Exchange Gain (Loss)..          (28)            194             82
Net Unrealized Appreciation (Depreciation)...      298,930         234,496        520,113
                                              ------------  -------------- --------------
NET ASSETS................................... $  1,832,745  $   13,808,370 $    5,367,473
                                              ============  ============== ==============

--------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                   ENHANCED     U.S.      U.S.      U.S.
                                                  U.S. LARGE LARGE CAP  TARGETED  SMALL CAP
                                                   COMPANY     VALUE      VALUE     VALUE
                                                  PORTFOLIO  PORTFOLIO* PORTFOLIO PORTFOLIO
                                                  ---------- ---------- --------- ---------
INVESTMENT INCOME
   Dividends.....................................  $   108    $135,110   $26,432  $ 72,718
   Interest......................................    1,754          20        14        27
   Income from Securities Lending................       --       5,530     2,389     8,523
   Expenses Allocated from Affiliated
     Investment Company..........................       --      (8,588)       --        --
                                                   -------    --------   -------  --------
          Total Investment Income................    1,862     132,072    28,835    81,268
                                                   -------    --------   -------  --------
EXPENSES
   Investment Advisory Services Fees.............       83          --     2,659    14,236
   Administrative Services Fees..................      251      11,072     6,649    21,354
   Accounting & Transfer Agent Fees..............       39          99       301       769
   S&P 500(R) Fees...............................        8          --        --        --
   Shareholder Servicing Fees --
       Class R1 Shares...........................       --          --        48        --
       Class R2 Shares...........................       --          --        21        --
   Custodian Fees................................       14          --        57       126
   Filing Fees...................................       24         148       122        70
   Shareholders' Reports.........................        5         212       115       186
   Directors'/Trustees' Fees & Expenses..........        1          65        23        65
   Professional Fees.............................        4          70        65       169
   Other.........................................        3          63        41        96
                                                   -------    --------   -------  --------
          Total Expenses.........................      432      11,729    10,101    37,071
                                                   -------    --------   -------  --------
   NET INVESTMENT INCOME (LOSS)..................    1,430     120,343    18,734    44,197
                                                   -------    --------   -------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold................      380     301,933    20,083   215,171
       Futures...................................   12,791      (9,927)    1,751      (825)
       Foreign Currency Transactions.............      412          --        --        --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.....................     (472)    (67,687)   53,386   112,710
       Futures...................................     (995)         --        --       536
       Translation of Foreign Currency
         Denominated Amounts.....................     (174)         --        --        --
                                                   -------    --------   -------  --------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......   11,942     224,319    75,220   327,592
                                                   -------    --------   -------  --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................  $13,372    $344,662   $93,954  $371,789
                                                   =======    ========   =======  ========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                          U.S.      U.S.      U.S.      U.S.
                                          CORE      CORE     VECTOR     SMALL
                                        EQUITY 1  EQUITY 2   EQUITY      CAP
                                        PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO
                                        --------- --------- --------- ---------
INVESTMENT INCOME
   Dividends........................... $ 56,951  $ 89,078   $24,647  $ 40,299
   Interest............................       19        23         9        20
   Income from Securities
     Lending...........................    1,842     3,963     1,618     7,494
                                        --------  --------   -------  --------
          Total Investment
            Income.....................   58,812    93,064    26,274    47,813
                                        --------  --------   -------  --------
EXPENSES
   Investment Advisory Services
     Fees..............................    5,911    11,363     5,469     1,186
   Administrative Services Fees........       --        --        --    12,649
   Accounting & Transfer Agent
     Fees..............................      382       613       211       434
   Custodian Fees......................       97       108        56       114
   Filing Fees.........................      215       180        83        79
   Shareholders' Reports...............       60       117        54       107
   Directors'/Trustees' Fees &
     Expenses..........................       29        49        16        34
   Professional Fees...................       79       137        44        89
   Other...............................       48        76        32        54
                                        --------  --------   -------  --------
          Total Expenses...............    6,821    12,643     5,965    14,746
                                        --------  --------   -------  --------
   NET INVESTMENT INCOME (LOSS)........   51,991    80,421    20,309    33,067
                                        --------  --------   -------  --------
REALIZED AND UNREALIZED GAIN
  (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities
         Sold..........................   31,974    69,078    46,999   211,228
       Futures.........................       --        --        --       929
       In-Kind Redemptions.............       --        --        --   126,527*
   Change in Unrealized
     Appreciation
     (Depreciation) of:
       Investment Securities...........  116,761   192,966    18,243   (60,488)
                                        --------  --------   -------  --------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS).......................  148,735   262,044    65,242   278,196
                                        --------  --------   -------  --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS........................... $200,726  $342,465   $85,551  $311,263
                                        ========  ========   =======  ========
--------
* See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                               U.S.        DFA
                                               MICRO   REAL ESTATE   LARGE CAP   INTERNATIONAL
                                                CAP    SECURITIES  INTERNATIONAL  CORE EQUITY
                                             PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO
                                             --------- ----------- ------------- -------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $2, $0, $4,960 and
     $13,644, respectively)................. $ 34,767   $ 59,625     $  57,728     $ 172,269
   Interest.................................       13         14            10            31
   Income from Securities Lending...........    6,716        915         2,823        10,438
                                             --------   --------     ---------     ---------
          Total Investment Income...........   41,496     60,554        60,561       182,738
                                             --------   --------     ---------     ---------
EXPENSES
   Investment Advisory Services Fees........    3,419      8,704         4,343        19,064
   Administrative Services Fees.............   13,675         --            --            --
   Accounting & Transfer Agent Fees.........      381        325           208           593
   Custodian Fees...........................       77         31           367         1,355
   Filing Fees..............................       44         93            66           254
   Shareholders' Reports....................       97        125            84           139
   Directors'/Trustees' Fees & Expenses.....       31         25            15            47
   Professional Fees........................       80         69            52           175
   Other....................................       71         36            36           105
                                             --------   --------     ---------     ---------
          Total Expenses....................   17,875      9,408         5,171        21,732
                                             --------   --------     ---------     ---------
   Fees Paid Indirectly.....................       --         --            (2)           (5)
                                             --------   --------     ---------     ---------
   Net Expenses.............................   17,875      9,408         5,169        21,727
                                             --------   --------     ---------     ---------
   NET INVESTMENT INCOME (LOSS).............   23,621     51,146        55,392       161,011
                                             --------   --------     ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received
     from Investment Securities.............       --     13,117            --            --
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........  234,404    (39,946)      (12,846)       28,431
       Foreign Currency Transactions........       --         --           187          (191)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency...................   32,818    277,359      (133,116)     (525,986)
       Translation of Foreign Currency
         Denominated Amounts................       --         --          (205)         (476)
                                             --------   --------     ---------     ---------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS).................................  267,222    250,530      (145,980)     (498,222)
                                             --------   --------     ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................. $290,843   $301,676     $ (90,588)    $(337,211)
                                             ========   ========     =========     =========

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                                                  UNITED
                                                          INTERNATIONAL  JAPANESE  ASIA PACIFIC  KINGDOM
                                                              SMALL       SMALL       SMALL       SMALL
                                                             COMPANY     COMPANY     COMPANY     COMPANY
                                                           PORTFOLIO*   PORTFOLIO*  PORTFOLIO*  PORTFOLIO*
                                                          ------------- ---------- ------------ ----------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated
     Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of
     $12,592, $249, $143, and $0, respectively)..........   $ 166,353    $ 3,315     $  5,339    $ 1,348
   Interest..............................................          41         45           --         --
   Income from Securities Lending........................      14,413        208          372          8
   Expenses Allocated from Affiliated Investment
     Companies ..........................................      (8,917)      (214)        (237)       (44)
                                                            ---------    -------     --------    -------
          Total Net Investment Income Received
            from Affiliated Investment Companies.........     171,890      3,354        5,474      1,312
                                                            ---------    -------     --------    -------
FUND INVESTMENT INCOME
   Interest..............................................          13         --           --         --
                                                            ---------    -------     --------    -------
          Total Fund Investment Income...................          13         --           --         --
                                                            ---------    -------     --------    -------
FUND EXPENSES
   Administrative Services Fees..........................      24,741        619          581        141
   Accounting & Transfer Agent Fees......................          85         15           15         13
   Filing Fees...........................................         160         23           28         16
   Shareholders' Reports.................................         171          1            2          1
   Directors'/Trustees' Fees & Expenses..................          53          1            1         --
   Audit Fees............................................          12          1            1          1
   Legal Fees............................................          53         --           --         --
   Other.................................................          51          1            1          1
                                                            ---------    -------     --------    -------
          Total Expenses.................................      25,326        661          629        173
                                                            ---------    -------     --------    -------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................          --         --           --         (7)
                                                            ---------    -------     --------    -------
   Net Expenses..........................................      25,326        661          629        166
                                                            ---------    -------     --------    -------
   NET INVESTMENT INCOME (LOSS)..........................     146,577      2,693        4,845      1,146
                                                            ---------    -------     --------    -------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................     205,897     (5,587)       8,959      1,011
       Futures...........................................        (271)        --           --         --
       Foreign Currency Transactions.....................        (103)        14           85          1
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........    (571,803)    13,164      (21,184)    (2,107)
       Translation of Foreign Currency
         Denominated Amounts ............................        (340)       (61)          18          2
                                                            ---------    -------     --------    -------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............    (366,620)     7,530      (12,122)    (1,093)
                                                            ---------    -------     --------    -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................   $(220,043)   $10,223     $ (7,277)   $    53
                                                            =========    =======     ========    =======

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio's Master Fund (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                           DFA                       DFA
                                                          CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                             SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                            COMPANY    SECURITIES   SECURITIES      VALUE
                                                          PORTFOLIO*    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                                          ----------- ------------- ----------- -------------
INVESTMENT INCOME
   Net Investment Income Received from Affiliated
     Investment Company:
   Dividends (Net of Foreign Taxes Withheld of
     $467, $0, $0 and $0, respectively)..................  $  3,318           --           --            --
   Income Distributions Received from Affiliated
     Investment Company..................................        --           --      $38,292            --
   Interest..............................................         1           --           --            --
   Income from Securities Lending........................       487           --           --            --
   Expenses Allocated from Affiliated Investment
     Company ............................................      (202)          --           --            --
                                                           --------     --------      -------     ---------
          Total Net Investment Income Received
            from Affiliated Investment Company...........     3,604           --       38,292            --
                                                           --------     --------      -------     ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of
     $0, $4,252, $0 and $17,167, respectively)...........        --     $ 61,042           --     $ 212,101
   Interest..............................................        --            6            2            41
   Income from Securities Lending........................        --        1,583           --        14,358
                                                           --------     --------      -------     ---------
          Total Fund Investment Income...................        --       62,631            2       226,500
                                                           --------     --------      -------     ---------
FUND EXPENSES
   Investment Advisory Services Fees.....................        --        3,562        2,652        53,621
   Administrative Services Fees..........................       538           --           --            --
   Accounting & Transfer Agent Fees......................        15          132           21           892
   Custodian Fees........................................        --          252           --         2,144
   Filing Fees...........................................        20           72           52           167
   Shareholders' Reports.................................         2           59           27           232
   Directors'/Trustees' Fees & Expenses..................         1            8            6            74
   Audit Fees............................................         1           25            6           192
   Legal Fees............................................        --            8            6            81
   Other.................................................         1          167            9           162
                                                           --------     --------      -------     ---------
          Total Expenses.................................       578        4,285        2,779        57,565
                                                           --------     --------      -------     ---------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by Advisor
     (Note C)............................................        --           --       (2,433)           --
   Fees Paid Indirectly..................................        --           (1)          --           (10)
                                                           --------     --------      -------     ---------
   Net Expenses..........................................       578        4,284          346        57,555
                                                           --------     --------      -------     ---------
   NET INVESTMENT INCOME (LOSS)..........................     3,026       58,347       37,948       168,945
                                                           --------     --------      -------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................     3,433      (74,845)      (4,706)      146,129
       Futures...........................................       (16)          --           --            --
       Foreign Currency Transactions.....................       (34)         223           --           115
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign Currency........   (21,048)       3,153        1,312      (659,162)
       Translation of Foreign Currency
         Denominated Amounts.............................         3          (99)          --          (833)
                                                           --------     --------      -------     ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...............   (17,662)     (71,568)      (3,394)     (513,751)
                                                           --------     --------      -------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS........................................  $(14,636)    $(13,221)     $34,554     $(344,806)
                                                           ========     ========      =======     =========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                  INTERNATIONAL
                                                     VECTOR       WORLD EX    EMERGING
                                                     EQUITY      U.S. VALUE   MARKETS
                                                    PORTFOLIO   PORTFOLIO*** PORTFOLIO*
                                                  ------------- ------------ ----------
INVESTMENT INCOME
   Net Investment Income Received from
     Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld
     of $0, $109 and $7,318, respectively) ......         --      $ 1,224    $  61,504
   Income Distributions Received from
     Affiliated Investment Companies.............         --           80           --
   Interest......................................         --           --           11
   Income from Securities Lending................         --           56        2,626
   Expenses Allocated from Affiliated
     Investment Companies........................         --          (87)      (4,837)
                                                    --------      -------    ---------
          Total Investment Income................         --        1,273       59,304
                                                    --------      -------    ---------
FUND INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld
     of $954, $0 and $0, respectively)...........   $ 13,007           --           --
   Interest......................................          3           --           --
   Income from Securities Lending................        842           --           --
                                                    --------      -------    ---------
          Total Fund Investment Income...........     13,852           --           --
                                                    --------      -------    ---------
FUND EXPENSES
   Investment Advisory Services Fees.............      1,908          201           --
   Administrative Services Fees..................         --           --        9,541
   Accounting & Transfer Agent Fees..............         69           13           42
   Custodian Fees................................        232           --           --
   Filing Fees...................................         36           26           70
   Shareholders' Reports.........................         12            5          104
   Directors'/Trustees' Fees & Expenses..........          4           --           22
   Professional Fees.............................          9           14           25
   Organizational & Offering Costs...............         --           17           --
   Other.........................................         14            1           20
                                                    --------      -------    ---------
          Total Expenses.........................      2,284          277        9,824
                                                    --------      -------    ---------
   Fees Waived, Expenses Reimbursed, and/or
     Previously Waived Fees Recovered by
     Advisor (Note C)............................         --         (135)          --
   Fees Paid Indirectly..........................         --           --           --
                                                    --------      -------    ---------
   Net Expenses..................................      2,284          142        9,824
                                                    --------      -------    ---------
   NET INVESTMENT INCOME (LOSS)..................     11,568        1,131       49,480
                                                    --------      -------    ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Capital Gain Distributions Received from
     Affiliated Investment Companies.............         --           48           --
   Net Realized Gain (Loss) on:
       Investment Securities Sold................      6,572       (6,148)      94,878
       Foreign Currency Transactions**...........        126           (4)      (1,059)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency................................    (47,642)      (1,774)    (309,714)
       Translation of Foreign Currency
         Denominated Amounts.....................        (27)         (13)        (109)
   Change in Deferred Thailand Capital Gains
     Tax.........................................         --            3        4,215
                                                    --------      -------    ---------
   NET REALIZED AND UNREALIZED GAIN (LOSS).......    (40,971)      (7,888)    (211,789)
                                                    --------      -------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS......................   $(29,403)     $(6,757)   $(162,309)
                                                    ========      =======    =========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $0, $1, and $851, respectively.
*** Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                              EMERGING    EMERGING    EMERGING
                                              MARKETS     MARKETS      MARKETS
                                             SMALL CAP     VALUE     CORE EQUITY
                                             PORTFOLIO*  PORTFOLIO*   PORTFOLIO
                                             ---------- -----------  -----------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $4,970, $41,245 and
     $15,378, respectively)................. $  47,775  $   332,333   $ 126,884
   Interest.................................        12          116          31
   Income from Securities Lending...........     3,723       11,202       7,114
   Expenses Allocated from Affiliated
     Investment Company.....................    (6,408)     (27,575)         --
                                             ---------  -----------   ---------
          Total Investment Income...........    45,102      316,076     134,029
                                             ---------  -----------   ---------
EXPENSES
   Investment Advisory Services Fees........        --           --      27,105
   Administrative Services Fees.............     8,734       55,102          --
   Accounting & Transfer Agent Fees.........        36          173         539
   Shareholder Servicing Fees --
       Class R2 Shares......................        --          100          --
   Custodian Fees...........................        --           --       4,668
   Filing Fees..............................        99          799         328
   Shareholders' Reports....................        53          253         164
   Directors'/Trustees' Fees & Expenses.....        17          113          40
   Professional Fees........................        22          142         351
   Other....................................        14           94          87
                                             ---------  -----------   ---------
          Total Expenses....................     8,975       56,776      33,282
                                             ---------  -----------   ---------
   Fees Paid Indirectly.....................        --           --          (9)
                                             ---------  -----------   ---------
   Net Expenses.............................     8,975       56,776      33,273
                                             ---------  -----------   ---------
   NET INVESTMENT INCOME (LOSS).............    36,127      259,300     100,756
                                             ---------  -----------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........    27,050      193,129      20,186
       Foreign Currency Transactions**......    (1,258)      (3,612)     (4,049)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency...................  (354,184)  (2,865,375)   (717,993)
       Translation of Foreign Currency
         Denominated Amounts................       (31)          (5)         25
   Change in Deferred Thailand Capital
     Gains Tax..............................     3,533       16,079       5,965
                                             ---------  -----------   ---------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS).................................  (324,890)  (2,659,784)   (695,866)
                                             ---------  -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................. $(288,763) $(2,400,484)  $(595,110)
                                             =========  ===========   =========

--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
** Net of foreign capital gain taxes withheld of $637, $1,682 and $2,994, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   ENHANCED              U.S. LARGE
                                              U.S. LARGE COMPANY          CAP VALUE              U.S. TARGETED
                                                   PORTFOLIO              PORTFOLIO             VALUE PORTFOLIO
                                              ------------------  ------------------------  ----------------------
                                                YEAR      YEAR        YEAR         YEAR        YEAR        YEAR
                                               ENDED     ENDED       ENDED        ENDED       ENDED       ENDED
                                              OCT. 31,  OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                2011      2010        2011         2010        2011        2010
                                              --------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).............. $  1,430  $  1,547  $   120,343  $   120,445  $   18,734  $   13,743
   Net Realized Gain (Loss) on:
       Investment Securities Sold............      380     1,013      301,933      498,315      20,083      87,567
       Futures...............................   12,791    15,127       (9,927)          --       1,751        (256)
       Foreign Currency Transactions.........      412       (51)          --           --          --          --
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities.................     (472)      143      (67,687)     533,400      53,386     298,035
       Futures...............................     (995)    8,702           --           --          --          --
       Translation of Foreign
         Currency Denominated Amounts........     (174)     (171)          --           --          --          --
                                              --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.......................   13,372    26,310      344,662    1,152,160      93,954     399,089
                                              --------  --------  -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R1 Shares.......................       --        --           --           --        (275)       (312)
       Class R2 Shares.......................       --        --           --           --         (43)        (29)
       Institutional Class Shares............     (270)   (1,589)    (117,051)    (116,599)    (17,989)    (12,213)
   Net Long-Term Gains:
       Class R1 Shares.......................       --        --           --           --         (87)         --
       Class R2 Shares.......................       --        --           --           --         (14)         --
       Institutional Class Shares............       --        --           --           --      (4,668)         --
                                              --------  --------  -----------  -----------  ----------  ----------
          Total Distributions................     (270)   (1,589)    (117,051)    (116,599)    (23,076)    (12,554)
                                              --------  --------  -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.............................   42,165    15,684    2,027,913    1,304,022     924,360     911,104
   Shares Issued in Lieu of Cash
     Distributions...........................      259     1,525      109,293      108,979      21,388      11,528
   Shares Redeemed...........................  (42,128)  (49,431)  (1,945,509)  (1,391,178)   (743,912)   (521,662)
                                              --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions.....................      296   (32,222)     191,697       21,823     201,836     400,970
                                              --------  --------  -----------  -----------  ----------  ----------
          Total Increase (Decrease)
            in Net Assets....................   13,398    (7,501)     419,308    1,057,384     272,714     787,505
NET ASSETS
   Beginning of Period.......................  157,730   165,231    6,921,036    5,863,652   2,271,265   1,483,760
                                              --------  --------  -----------  -----------  ----------  ----------
   End of Period............................. $171,128  $157,730  $ 7,340,344  $ 6,921,036  $2,543,979  $2,271,265
                                              ========  ========  ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................    5,163     2,221      100,905       74,182      56,950      65,207
   Shares Issued in Lieu of Cash
     Distributions...........................       33       224        5,526        6,369       1,349         900
   Shares Redeemed...........................   (5,148)   (6,983)     (98,393)     (79,010)    (46,106)    (38,952)
   Shares Reduced by Reverse Stock
     Split (Note G)..........................       --        --           --           --          (9)     (1,473)
                                              --------  --------  -----------  -----------  ----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed.........................       48    (4,538)       8,038        1,541      12,184      25,682
                                              ========  ========  ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)......................... $  1,903  $    228  $    20,676  $    17,386  $    1,385  $    2,297

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                          U.S. SMALL                U.S. CORE               U.S. CORE
                                                     CAP VALUE PORTFOLIO       EQUITY 1 PORTFOLIO       EQUITY 2 PORTFOLIO
                                                  ------------------------   ----------------------  -----------------------
                                                      YEAR         YEAR         YEAR        YEAR         YEAR        YEAR
                                                     ENDED        ENDED        ENDED       ENDED        ENDED       ENDED
                                                    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                      2011         2010         2011        2010         2011        2010
                                                  -----------  -----------   ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $    44,197  $    26,885   $   51,991  $   37,162  $    80,421  $   65,265
   Net Realized Gain (Loss) on:..................
       Investment Securities Sold................     215,171      464,145       31,974         848       69,078       9,966
       Futures...................................        (825)          --           --          --           --          --
       In-Kind Redemptions.......................          --       56,505*          --          --           --          --
   Change in Unrealized Appreciation
     (Depreciation) of:..........................
       Investment Securities.....................     112,710      929,717      116,761     406,078      192,966     767,061
       Futures...................................         536           --           --          --           --          --
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................     371,789    1,477,252      200,726     444,088      342,465     842,292
                                                  -----------  -----------   ----------  ----------  -----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares................     (41,924)     (25,747)     (49,822)    (31,326)     (78,869)    (53,941)
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Total Distributions....................     (41,924)     (25,747)     (49,822)    (31,326)     (78,869)    (53,941)
                                                  -----------  -----------   ----------  ----------  -----------  ----------
Capital Share Transactions (1):
   Shares Issued.................................   1,194,011    1,005,684    1,193,672     935,366    1,575,775   1,032,528
   Shares Issued in Lieu of Cash
     Distributions...............................      39,640       24,638       45,486      28,011       76,923      52,914
   Shares Redeemed...............................  (1,577,930)  (1,596,209)*   (556,060)   (468,313)  (1,086,755)   (687,751)
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Capital Share Transactions...........    (344,279)    (565,887)     683,098     495,064      565,943     397,691
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Total Increase (Decrease) in
            Net Assets...........................     (14,414)     885,618      834,002     907,826      829,539   1,186,042
NET ASSETS
   Beginning of Period...........................   6,555,277    5,669,659    2,897,409   1,989,583    4,990,367   3,804,325
                                                  -----------  -----------   ----------  ----------  -----------  ----------
   End of Period................................. $ 6,540,863  $ 6,555,277   $3,731,411  $2,897,409  $ 5,819,906  $4,990,367
                                                  ===========  ===========   ==========  ==========  ===========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.................................      48,190       48,187      108,434      97,948      144,791     110,280
   Shares Issued in Lieu of Cash
     Distributions...............................       1,639        1,272        4,215       3,032        7,192       5,795
   Shares Redeemed...............................     (62,955)     (78,455)     (51,146)    (49,368)     (99,493)    (73,302)
                                                  -----------  -----------   ----------  ----------  -----------  ----------
          Net Increase (Decrease) from
            Shares Issued and Redeemed...........     (13,126)     (28,996)      61,503      51,612       52,490      42,773
                                                  ===========  ===========   ==========  ==========  ===========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)............................. $       858  $     3,668   $    8,359  $    6,193  $     7,601  $   11,980

--------
* See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 U.S. VECTOR              U.S. SMALL               U.S. MICRO
                                              EQUITY PORTFOLIO           CAP PORTFOLIO            CAP PORTFOLIO
                                           ----------------------  ------------------------  ----------------------
                                              YEAR        YEAR         YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED        ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2011        2010         2011         2010        2011        2010
                                           ----------  ----------  -----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)........... $   20,309  $   15,896  $    33,067   $   22,549  $   23,621  $   17,911
   Net Realized Gain (Loss) on:
       Investment Securities Sold.........     46,999      11,302      211,228      186,403     234,404     246,080
       Futures............................         --          --          929           --          --          --
       In-Kind Redemptions................         --          --      126,527*          --          --          --
   Change in Unrealized
     Appreciation (Depreciation)
     of:
       Investment Securities..............     18,243     260,530      (60,488)     519,280      32,818     507,946
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Net Increase (Decrease)
            in Net Assets
            Resulting from
            Operations....................     85,551     287,728      311,263      728,232     290,843     771,937
                                           ----------  ----------  -----------   ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.........    (19,719)    (14,799)     (32,796)     (21,528)    (23,667)    (17,526)
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Total Distributions.............    (19,719)    (14,799)     (32,796)     (21,528)    (23,667)    (17,526)
                                           ----------  ----------  -----------   ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued..........................    551,321     375,571    1,118,116      754,050     509,041     291,712
   Shares Issued in Lieu of Cash
     Distributions........................     19,400      14,588       30,271       20,104      22,542      16,858
   Shares Redeemed........................   (343,081)   (282,779)  (1,047,988)*   (611,402)   (719,326)   (703,060)
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions..................    227,640     107,380      100,399      162,752    (187,743)   (394,490)
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Total Increase
            (Decrease) in Net
            Assets........................    293,472     380,309      378,866      869,456      79,433     359,921
NET ASSETS
   Beginning of Period....................  1,558,423   1,178,114    3,391,457    2,522,001   3,178,286   2,818,365
                                           ----------  ----------  -----------   ----------  ----------  ----------
   End of Period.......................... $1,851,895  $1,558,423  $ 3,770,323   $3,391,457  $3,257,719  $3,178,286
                                           ==========  ==========  ===========   ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..........................     51,309      41,113       52,474       42,652      37,458      26,534
   Shares Issued in Lieu of Cash
     Distributions........................      1,845       1,659        1,457        1,220       1,695       1,594
   Shares Redeemed........................    (31,749)    (30,825)     (48,404)     (35,288)    (52,370)    (63,240)
                                           ----------  ----------  -----------   ----------  ----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed......................     21,405      11,947        5,527        8,584     (13,217)    (35,112)
                                           ==========  ==========  ===========   ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT
  INCOME (DISTRIBUTIONS IN EXCESS
  OF NET INVESTMENT INCOME)............... $    3,557  $    2,968  $     1,483   $    4,657  $    3,199  $    3,227

--------
* See Note M in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  DFA REAL ESTATE            LARGE CAP             INTERNATIONAL
                                                    SECURITIES             INTERNATIONAL            CORE EQUITY
                                                     PORTFOLIO               PORTFOLIO               PORTFOLIO
                                              ----------------------  ----------------------  ----------------------
                                                 YEAR        YEAR        YEAR        YEAR        YEAR        YEAR
                                                ENDED       ENDED       ENDED       ENDED       ENDED       ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                 2011        2010        2011        2010        2011        2010
                                              ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).............. $   51,146  $   75,701  $   55,392  $   38,398  $  161,011  $   96,219
   Capital Gain Distributions
     Received from Investment
     Securities..............................     13,117       3,056          --          --          --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold............    (39,946)    (57,195)    (12,846)    (16,990)     28,431      19,341
       Foreign Currency Transactions.........         --          --         187         383        (191)        299
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency....................    277,359     825,263    (133,116)    134,897    (525,986)    410,019
       Translation of Foreign
         Currency Denominated Amounts........         --          --        (205)        134        (476)        333
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.......................    301,676     846,825     (90,588)    156,822    (337,211)    526,211
                                              ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares............    (40,246)    (70,908)    (54,107)    (40,390)   (161,285)    (83,173)
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Total Distributions................    (40,246)    (70,908)    (54,107)    (40,390)   (161,285)    (83,173)
                                              ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.............................    685,272     469,431     463,836     380,265   1,663,723   1,275,823
   Shares Issued in Lieu of Cash
     Distributions...........................     38,998      68,782      51,857      39,047     154,934      79,558
   Shares Redeemed...........................   (576,605)   (643,137)   (283,535)   (283,409)   (791,266)   (631,272)
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease)
            from Capital Share
            Transactions.....................    147,665    (104,924)    232,158     135,903   1,027,391     724,109
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Total Increase (Decrease)
            in Net Assets....................    409,095     670,993      87,463     252,335     528,895   1,167,147
NET ASSETS
   Beginning of Period.......................  2,689,552   2,018,559   1,616,686   1,364,351   4,866,989   3,699,842
                                              ----------  ----------  ----------  ----------  ----------  ----------
   End of Period............................. $3,098,647  $2,689,552  $1,704,149  $1,616,686  $5,395,884  $4,866,989
                                              ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.............................     30,656      25,336      23,919      20,917     153,758     128,031
   Shares Issued in Lieu of Cash
     Distributions...........................      1,817       3,862       2,658       2,285      14,162       8,624
   Shares Redeemed...........................    (25,853)    (34,560)    (14,657)    (15,664)    (73,947)    (63,215)
                                              ----------  ----------  ----------  ----------  ----------  ----------
          Net Increase (Decrease)
            from Shares Issued and
            Redeemed.........................      6,620      (5,362)     11,920       7,538      93,973      73,440
                                              ==========  ==========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)......................... $   14,529  $   12,994  $    5,725  $    3,984  $   13,366  $   16,165

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     INTERNATIONAL           JAPANESE          ASIA PACIFIC
                                                     SMALL COMPANY         SMALL COMPANY       SMALL COMPANY
                                                       PORTFOLIO             PORTFOLIO           PORTFOLIO
                                                ----------------------  ------------------  ------------------
                                                   YEAR        YEAR       YEAR      YEAR      YEAR      YEAR
                                                  ENDED       ENDED      ENDED     ENDED     ENDED     ENDED
                                                 OCT. 31,    OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                   2011        2010       2011      2010      2011      2010
                                                ----------  ----------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $  146,577  $   90,630  $  2,693  $  1,730  $  4,845  $  3,468
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............    205,897     157,743    (5,587)  (12,297)    8,959     5,129
       Futures.................................       (271)         --        --        --        --        --
       Foreign Currency Transactions...........       (103)      1,622        14        76        85        (4)
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................   (571,803)    551,254    13,164    10,741   (21,184)   19,235
       Translation of Foreign Currency
         Denominated Amounts...................       (340)        210       (61)       31        18       (12)
                                                ----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................   (220,043)    801,459    10,223       281    (7,277)   27,816
                                                ----------  ----------  --------  --------  --------  --------
Distributions From:
   Net Investment Income:......................
       Institutional Class Shares..............   (179,486)    (84,604)   (2,305)   (1,845)   (6,964)   (3,162)
                                                ----------  ----------  --------  --------  --------  --------
          Total Distributions..................   (179,486)    (84,604)   (2,305)   (1,845)   (6,964)   (3,162)
                                                ----------  ----------  --------  --------  --------  --------
Capital Share Transactions (1):
   Shares Issued...............................  1,380,524   1,099,327    74,211    11,290    54,555    28,331
   Shares Issued in Lieu of Cash
     Distributions.............................    171,227      80,737     2,020     1,609     6,350     2,788
   Shares Redeemed.............................   (829,801)   (655,189)  (35,962)  (10,460)  (38,913)  (26,115)
                                                ----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from
            Capital Share Transactions.........    721,950     524,875    40,269     2,439    21,992     5,004
                                                ----------  ----------  --------  --------  --------  --------
          Total Increase (Decrease) in
            Net Assets.........................    322,421   1,241,730    48,187       875     7,751    29,658
NET ASSETS
   Beginning of Period.........................  5,511,594   4,269,864   114,933   114,058   131,511   101,853
                                                ----------  ----------  --------  --------  --------  --------
   End of Period............................... $5,834,015  $5,511,594  $163,120  $114,933  $139,262  $131,511
                                                ==========  ==========  ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...............................     81,929      75,592     4,725       793     2,200     1,254
   Shares Issued in Lieu of Cash
     Distributions.............................     10,276       5,955       133       116       249       135
   Shares Redeemed.............................    (50,113)    (45,123)   (2,288)     (742)   (1,533)   (1,206)
                                                ----------  ----------  --------  --------  --------  --------
          Net Increase (Decrease) from
            Shares Issued and Redeemed.........     42,092      36,424     2,570       167       916       183
                                                ==========  ==========  ========  ========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)........................... $    6,376  $   31,973  $  1,041  $    631  $  1,047  $    652

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    UNITED KINGDOM       CONTINENTAL       DFA INTERNATIONAL
                                                                     SMALL COMPANY      SMALL COMPANY    REAL ESTATE SECURITIES
                                                                       PORTFOLIO          PORTFOLIO            PORTFOLIO
                                                                   ----------------  ------------------  ---------------------
                                                                     YEAR     YEAR     YEAR      YEAR       YEAR        YEAR
                                                                    ENDED    ENDED    ENDED     ENDED      ENDED       ENDED
                                                                   OCT. 31, OCT. 31, OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,
                                                                     2011     2010     2011      2010       2011        2010
                                                                   -------- -------- --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................................... $ 1,146  $   693  $  3,026  $  1,996  $   58,347  $  51,453
   Net Realized Gain (Loss) on:
       Investment Securities Sold.................................   1,011       86     3,433    (5,002)    (74,845)   (52,532)
       Futures....................................................      --       --       (16)       --          --         --
       Foreign Currency Transactions..............................       1        3       (34)       51         223        253
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency.................  (2,107)   6,121   (21,048)   19,653       3,153    149,959
       Translation of Foreign Currency Denominated
         Amounts..................................................       2       (1)        3         1         (99)        (8)
                                                                   -------  -------  --------  --------  ----------  ---------
          Net Increase (Decrease) in Net Assets Resulting
            from Operations.......................................      53    6,902   (14,636)   16,699     (13,221)   149,125
                                                                   -------  -------  --------  --------  ----------  ---------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.................................  (1,071)    (694)   (3,562)   (1,863)   (107,338)   (78,863)
                                                                   -------  -------  --------  --------  ----------  ---------
          Total Distributions.....................................  (1,071)    (694)   (3,562)   (1,863)   (107,338)   (78,863)
                                                                   -------  -------  --------  --------  ----------  ---------
Capital Share Transactions (1):
   Shares Issued..................................................   3,802    2,343    18,358    15,385     322,549    236,837
   Shares Issued in Lieu of Cash Distributions....................     818      537     2,856     1,577     106,188     78,275
   Shares Redeemed................................................  (3,484)  (3,200)  (13,670)  (14,618)   (206,576)  (169,149)
                                                                   -------  -------  --------  --------  ----------  ---------
          Net Increase (Decrease) from Capital Share
            Transactions..........................................   1,136     (320)    7,544     2,344     222,161    145,963
                                                                   -------  -------  --------  --------  ----------  ---------
          Total Increase (Decrease) in Net Assets.................     118    5,888   (10,654)   17,180     101,602    216,225
NET ASSETS
   Beginning of Period............................................  33,751   27,863   128,106   110,926     958,554    742,329
                                                                   -------  -------  --------  --------  ----------  ---------
   End of Period.................................................. $33,869  $33,751  $117,452  $128,106  $1,060,156  $ 958,554
                                                                   =======  =======  ========  ========  ==========  =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................................................     158      115     1,086     1,040      62,870     48,350
   Shares Issued in Lieu of Cash Distributions....................      33       27       164       118      21,940     16,761
   Shares Redeemed................................................    (138)    (155)     (801)     (978)    (40,236)   (35,159)
                                                                   -------  -------  --------  --------  ----------  ---------
          Net Increase (Decrease) from Shares Issued and
            Redeemed..............................................      53      (13)      449       180      44,574     29,952
                                                                   =======  =======  ========  ========  ==========  =========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
  EXCESS OF NET INVESTMENT INCOME)................................ $   279  $   203  $     27  $    597  $  (53,267) $  (2,542)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                              DFA GLOBAL            DFA INTERNATIONAL        INTERNATIONAL
                                                         REAL ESTATE SECURITIES      SMALL CAP VALUE         VECTOR EQUITY
                                                               PORTFOLIO                PORTFOLIO              PORTFOLIO
                                                         --------------------   ------------------------  ------------------
                                                            YEAR        YEAR        YEAR         YEAR       YEAR      YEAR
                                                           ENDED       ENDED       ENDED        ENDED      ENDED     ENDED
                                                          OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,   OCT. 31,  OCT. 31,
                                                            2011        2010        2011         2010       2011      2010
                                                         ---------   ---------  -----------  -----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $  37,948   $  31,064  $   168,945  $   111,256  $ 11,568  $  5,813
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................    (4,706)    (16,221)     146,129      198,099     6,572     5,866
       Foreign Currency Transactions....................        --          --          115        2,837       126        77
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign
         Currency.......................................     1,312     134,183     (659,162)     395,701   (47,642)   28,748
       Translation of Foreign Currency Denominated
         Amounts........................................        --          --         (833)         688       (27)       27
                                                         ---------   ---------  -----------  -----------  --------  --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................    34,554     149,026     (344,806)     708,581   (29,403)   40,531
                                                         ---------   ---------  -----------  -----------  --------  --------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.......................   (41,423)    (30,870)    (182,741)    (101,689)  (11,774)   (5,380)
   Net Long-Term Gains:
       Institutional Class Shares.......................        --          --     (138,537)          --    (2,419)       --
                                                         ---------   ---------  -----------  -----------  --------  --------
          Total Distributions...........................   (41,423)    (30,870)    (321,278)    (101,689)  (14,193)   (5,380)
                                                         ---------   ---------  -----------  -----------  --------  --------
Capital Share Transactions (1):
   Shares Issued........................................   372,793     291,090    1,422,232    1,457,097   139,795   109,333
   Shares Issued in Lieu of Cash Distributions..........    40,672      30,424      303,336       94,455    13,500     5,137
   Shares Redeemed......................................  (232,709)   (176,711)  (1,255,658)  (1,363,083)  (62,242)  (49,042)
                                                         ---------   ---------  -----------  -----------  --------  --------
          Net Increase (Decrease) from Capital
            Share Transactions..........................   180,756     144,803      469,910      188,469    91,053    65,428
                                                         ---------   ---------  -----------  -----------  --------  --------
          Total Increase (Decrease) in Net
            Assets......................................   173,887     262,959     (196,174)     795,361    47,457   100,579
NET ASSETS
   Beginning of Period..................................   695,461     432,502    7,655,318    6,859,957   363,123   262,544
                                                         ---------   ---------  -----------  -----------  --------  --------
   End of Period........................................ $ 869,348   $ 695,461  $ 7,459,144  $ 7,655,318  $410,580  $363,123
                                                         =========   =========  ===========  ===========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................    45,423      40,187       86,184       96,841    13,326    11,526
   Shares Issued in Lieu of Cash Distributions..........     5,345       4,617       18,285        6,841     1,293       590
   Shares Redeemed......................................   (28,834)    (24,880)     (75,870)     (89,769)   (5,988)   (5,261)
                                                         ---------   ---------  -----------  -----------  --------  --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................    21,934      19,924       28,599       13,913     8,631     6,855
                                                         =========   =========  ===========  ===========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
  IN EXCESS OF NET INVESTMENT INCOME)................... $   1,177   $   5,011  $    21,874  $    37,940  $    782  $  1,086

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                            EMERGING MARKETS
                                                              WORLD EX U.S.         EMERGING MARKETS            SMALL CAP
                                                             VALUE PORTFOLIO            PORTFOLIO               PORTFOLIO
                                                         ----------------------  ----------------------  ----------------------
                                                                  FOR THE PERIOD
                                                           YEAR      AUG. 23,       YEAR        YEAR        YEAR        YEAR
                                                          ENDED     2010(a) TO     ENDED       ENDED       ENDED       ENDED
                                                         OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                           2011        2010         2011        2010        2011        2010
                                                         -------- -------------- ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $ 1,131     $    40     $   49,480  $   37,045  $   36,127  $   23,479
   Capital Gain Distributions Received from
     Affiliated Investment Companies....................      48          --             --          --          --          --
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................  (6,148)        212         94,878     148,805      27,050      97,897
       Foreign Currency Transactions*...................      (4)          2         (1,059)        506      (1,258)         76
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and Foreign
         Currency.......................................  (1,774)      3,256       (309,714)    317,270    (354,184)    373,644
       Translation of Foreign Currency
         Denominated Amounts............................     (13)         (3)          (109)         (6)        (31)        (72)
   Change in Deferred Thailand Capital Gains
     Tax................................................       3          (3)         4,215      (2,143)      3,533      (2,963)
                                                         -------     -------     ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................  (6,757)      3,504       (162,309)    501,477    (288,763)    492,061
                                                         -------     -------     ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Institutional Class Shares.......................  (1,006)         --        (42,779)    (34,414)    (33,950)    (22,294)
   Net Short-Term Gains:
       Institutional Class Shares.......................     (19)         --            (77)     (2,485)         --          --
   Net Long-Term Gains:
       Institutional Class Shares.......................    (195)         --       (136,141)    (29,814)    (58,359)         --
                                                         -------     -------     ----------  ----------  ----------  ----------
          Total Distributions...........................  (1,220)         --       (178,997)    (66,713)    (92,309)    (22,294)
                                                         -------     -------     ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued........................................  32,244      28,812        668,299     464,965     694,159     468,984
   Shares Issued in Lieu of Cash Distributions..........   1,211          --        164,271      60,045      74,466      18,296
   Shares Redeemed......................................  (7,929)     (2,700)      (550,727)   (553,564)   (387,846)   (257,967)
                                                         -------     -------     ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions..........................  25,526      26,112        281,843     (28,554)    380,779     229,313
                                                         -------     -------     ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net
            Assets......................................  17,549      29,616        (59,463)    406,210        (293)    699,080
NET ASSETS
   Beginning of Period..................................  29,616          --      2,372,498   1,966,288   1,833,038   1,133,958
                                                         -------     -------     ----------  ----------  ----------  ----------
   End of Period........................................ $47,165     $29,616     $2,313,035  $2,372,498  $1,832,745  $1,833,038
                                                         =======     =======     ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................................   2,801       2,860         22,995      16,688      31,956      22,700
   Shares Issued in Lieu of Cash Distributions..........     108          --          5,590       2,260       3,241         933
   Shares Redeemed......................................    (782)       (252)       (18,667)    (20,100)    (18,437)    (13,059)
                                                         -------     -------     ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed.........................   2,127       2,608          9,918      (1,152)     16,760      10,574
                                                         =======     =======     ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)............................................... $   168     $    46     $    6,113  $    3,270  $    1,396  $    3,213

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

* Net of foreign capital gain taxes withheld of $1, $0, $851, $0, $637 and $179, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                                       EMERGING MARKETS
                                                                              EMERGING MARKETS            CORE EQUITY
                                                                               VALUE PORTFOLIO             PORTFOLIO
                                                                          ------------------------  ----------------------
                                                                              YEAR         YEAR        YEAR        YEAR
                                                                             ENDED        ENDED       ENDED       ENDED
                                                                            OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                              2011         2010        2011        2010
                                                                          -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................................... $   259,300  $   125,933  $  100,756  $   51,443
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................................     193,129      577,480      20,186      35,721
       Foreign Currency Transactions*....................................      (3,612)      (3,090)     (4,049)       (776)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities and Foreign Currency........................  (2,865,375)   1,724,116    (717,993)    789,087
       Translation of Foreign Currency Denominated Amounts...............          (5)           2          25         (19)
   Change in Deferred Thailand Capital Gains Tax.........................      16,079       (9,879)      5,965      (4,133)
                                                                          -----------  -----------  ----------  ----------
          Net Increase (Decrease) in Net Assets Resulting from
            Operations...................................................  (2,400,484)   2,414,562    (595,110)    871,323
                                                                          -----------  -----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares...................................................        (532)      (5,375)         --          --
       Institutional Class Shares........................................    (223,890)    (109,197)    (86,292)    (48,768)
   Net Short-Term Gains:
       Class R2 Shares...................................................        (224)        (513)         --          --
       Institutional Class Shares........................................     (67,767)     (65,356)         --          --
   Net Long-Term Gains:
       Class R2 Shares...................................................      (1,580)        (909)         --          --
       Institutional Class Shares........................................    (477,706)    (115,729)         --          --
                                                                          -----------  -----------  ----------  ----------
          Total Distributions............................................    (771,699)    (297,079)    (86,292)    (48,768)
                                                                          -----------  -----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................................   6,491,870    3,348,220   2,524,065   1,458,158
   Shares Issued in Lieu of Cash Distributions...........................     711,366      272,770      77,358      43,732
   Shares Redeemed.......................................................  (1,805,221)  (1,562,283)   (732,430)   (599,598)
                                                                          -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Capital Share Transactions........   5,398,015    2,058,707   1,868,993     902,292
                                                                          -----------  -----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........................   2,225,832    4,176,190   1,187,591   1,724,847
NET ASSETS
   Beginning of Period...................................................  11,582,538    7,406,348   4,179,882   2,455,035
                                                                          -----------  -----------  ----------  ----------
   End of Period......................................................... $13,808,370  $11,582,538  $5,367,473  $4,179,882
                                                                          ===========  ===========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................................     190,904      121,548     122,538      77,138
   Shares Issued in Lieu of Cash Distributions...........................      20,921       12,712       3,743       2,449
   Shares Redeemed.......................................................     (55,156)     (53,662)    (35,958)    (32,331)
   Shares Reduced by Conversion of Shares (Note G).......................     (19,608)          --          --          --
                                                                          -----------  -----------  ----------  ----------
          Net Increase (Decrease) from Shares Issued and
            Redeemed.....................................................     137,061       80,598      90,323      47,256
                                                                          ===========  ===========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET
  INVESTMENT INCOME)..................................................... $    33,870  $    12,814  $   15,280  $    8,563

--------
* Net of foreign capital gain taxes withheld of $1,682, $1,720, $2,994 and $982, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                   ---------------------------------------------------------------------
                                                                       PERIOD
                                     YEAR      YEAR       YEAR        DEC. 1,          YEAR         YEAR
                                    ENDED     ENDED      ENDED        2007 TO         ENDED        ENDED
                                   OCT. 31,  OCT. 31,   OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                     2011      2010       2009          2008           2007         2006
                                   --------  --------  --------    --------        --------     --------
Net Asset Value, Beginning of
  Period ......................... $   7.53  $   6.48  $   6.47    $  10.91        $  10.95     $   9.82
                                   --------  --------  --------    --------        --------     --------
Income From Investment
  Operations
   Net Investment Income
     (Loss)(A)....................     0.07      0.07      0.05        0.39            0.30         0.12
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................     0.56      1.05      0.61       (3.74)           0.45         1.19
                                   --------  --------  --------    --------        --------     --------
       Total From Investment
         Operations...............     0.63      1.12      0.66       (3.35)           0.75         1.31
                                   --------  --------  --------    --------        --------     --------
Less Distributions
   Net Investment Income..........    (0.01)    (0.07)    (0.59)      (0.36)          (0.36)       (0.18)
   Net Realized Gains.............       --        --     (0.06)      (0.73)          (0.43)          --
                                   --------  --------  --------    --------        --------     --------
       Total Distributions........    (0.01)    (0.07)    (0.65)      (1.09)          (0.79)       (0.18)
                                   --------  --------  --------    --------        --------     --------
Net Asset Value, End of
  Period.......................... $   8.15  $   7.53  $   6.48    $   6.47        $  10.91     $  10.95
                                   ========  ========  ========    ========        ========     ========
Total Return......................     8.41%    17.40%    12.23%     (33.89)%(C)       7.13%       13.52%
                                   --------  --------  --------    --------        --------     --------
Net Assets, End of Period
  (thousands)..................... $171,128  $157,730  $165,231    $200,331        $337,050     $347,216
Ratio of Expenses to Average
  Net Assets......................     0.26%     0.26%     0.29%**     0.25%(B)(D)     0.25%(D)     0.26%(D)
Ratio of Net Investment
  Income to Average Net Assets....     0.86%     0.98%     0.86%       4.74%(B)        2.67%        1.19%
Portfolio Turnover Rate...........      140%       78%       46%*       N/A             N/A          N/A

                                                                  U.S. LARGE CAP VALUE PORTFOLIO
                                   ----------------------------------------------------------------------------------------
                                                                                     PERIOD
                                        YEAR           YEAR           YEAR          DEC. 1,            YEAR           YEAR
                                       ENDED          ENDED          ENDED          2007 TO           ENDED          ENDED
                                      OCT. 31,       OCT. 31,       OCT. 31,        OCT. 31,         NOV. 30,       NOV. 30,
                                        2011           2010           2009            2008             2007           2006
                                   ----------     ----------     ----------     ----------        ----------     ----------
Net Asset Value, Beginning of
  Period ......................... $    18.58     $    15.81     $    14.58     $    24.44        $    25.40     $    21.93
                                   ----------     ----------     ----------     ----------        ----------     ----------
Income From Investment
  Operations
   Net Investment Income
     (Loss)(A)....................       0.33           0.33           0.31           0.36              0.33           0.38
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)..................       0.70           2.76           1.28          (8.83)            (0.43)          3.50
                                   ----------     ----------     ----------     ----------        ----------     ----------
       Total From Investment
         Operations...............       1.03           3.09           1.59          (8.47)            (0.10)          3.88
                                   ----------     ----------     ----------     ----------        ----------     ----------
Less Distributions
   Net Investment Income..........      (0.32)         (0.32)         (0.34)         (0.35)            (0.32)         (0.35)
   Net Realized Gains.............         --             --          (0.02)         (1.04)            (0.54)         (0.06)
                                   ----------     ----------     ----------     ----------        ----------     ----------
       Total Distributions........      (0.32)         (0.32)         (0.36)         (1.39)            (0.86)         (0.41)
                                   ----------     ----------     ----------     ----------        ----------     ----------
Net Asset Value, End of
  Period.......................... $    19.29     $    18.58     $    15.81     $    14.58        $    24.44     $    25.40
                                   ==========     ==========     ==========     ==========        ==========     ==========
Total Return......................       5.53%         19.72%         11.76%        (36.63)%(C)        (0.49)%        17.97%
                                   ----------     ----------     ----------     ----------        ----------     ----------
Net Assets, End of Period
  (thousands)..................... $7,340,344     $6,921,036     $5,863,652     $5,330,448        $7,535,552     $6,410,086
Ratio of Expenses to Average
  Net Assets......................       0.28%(D)       0.28%(D)       0.30%(D)       0.28%(B)(D)       0.27%(D)       0.28%(D)
Ratio of Net Investment
  Income to Average Net Assets....       1.63%          1.86%          2.26%          1.86%(B)          1.28%          1.64%
Portfolio Turnover Rate...........        N/A            N/A            N/A            N/A               N/A            N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES+
                                                   ----------------------------------------------
                                                                                    PERIOD
                                                     YEAR        YEAR     YEAR     JAN. 31,
                                                    ENDED       ENDED    ENDED      2008(a)
                                                   OCT. 31,    OCT. 31, OCT. 31,  TO OCT. 31,
                                                     2011        2010     2009       2008
                                                   --------    -------- -------- -----------
Net Asset Value, Beginning of Period.............. $ 14.75     $ 11.73  $ 10.92    $ 14.69
                                                   -------     -------  -------    -------
Income From Investment Operations
   Net Investment Income (Loss)(A)................    0.10        0.07     0.12       0.13
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................    0.60        3.07     0.87      (3.76)
                                                   -------     -------  -------    -------
       Total From Investment Operations...........    0.70        3.14     0.99      (3.63)
                                                   -------     -------  -------    -------
Less Distributions
   Net Investment Income..........................   (0.10)      (0.12)   (0.18)     (0.14)
   Net Realized Gains.............................   (0.03)         --       --         --
                                                   -------     -------  -------    -------
       Total Distributions........................   (0.13)      (0.12)   (0.18)     (0.14)
                                                   -------     -------  -------    -------
Net Asset Value, End of Period.................... $ 15.32     $ 14.75  $ 11.73    $ 10.92
                                                   =======     =======  =======    =======
Total Return......................................    4.69%      26.93%    9.36%    (24.96)%(C)
                                                   -------     -------  -------    -------
Net Assets, End of Period (thousands)............. $45,132     $41,316  $31,393    $25,599
Ratio of Expenses to Average Net Assets...........    0.48%       0.49%    0.52%      0.50%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................    0.61%       0.59%    1.12%      1.24%(B)(E)
Portfolio Turnover Rate...........................      23%         20%      17%        20%(C)

                                                   U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES+
                                                   ----------------------------------------------
                                                                                    PERIOD
                                                     YEAR        YEAR     YEAR     JUNE 30,
                                                    ENDED       ENDED    ENDED      2008(a)
                                                   OCT. 31,    OCT. 31, OCT. 31,  TO OCT. 31,
                                                     2011        2010     2009       2008
                                                   --------    -------- -------- -----------
Net Asset Value, Beginning of Period.............. $ 14.76      $11.74   $10.91    $ 13.94
                                                   -------      ------   ------    -------
Income From Investment Operations
   Net Investment Income (Loss)(A)................    0.07        0.05     0.10       0.05
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................    0.60        3.07     0.88      (3.02)
                                                   -------      ------   ------    -------
       Total From Investment Operations...........    0.67        3.12     0.98      (2.97)
                                                   -------      ------   ------    -------
Less Distributions
   Net Investment Income..........................   (0.09)      (0.10)   (0.15)     (0.06)
   Net Realized Gains.............................   (0.03)         --       --         --
                                                   -------      ------   ------    -------
       Total Distributions........................   (0.12)      (0.10)   (0.15)     (0.06)
                                                   -------      ------   ------    -------
Net Asset Value, End of Period.................... $ 15.31      $14.76   $11.74    $ 10.91
                                                   =======      ======   ======    =======
Total Return......................................    4.50%      26.66%    9.23%    (21.40)%(C)
                                                   -------      ------   ------    -------
Net Assets, End of Period (thousands)............. $10,918      $5,967   $2,930    $ 1,715
Ratio of Expenses to Average Net Assets...........    0.63%       0.64%    0.67%      0.66%(B)(E)
Ratio of Net Investment Income to Average Net
  Assets..........................................    0.42%       0.44%    0.91%      1.35%(B)(E)
Portfolio Turnover Rate...........................      23%         20%      17%        20%(C)

--------
+ All per share amounts and net assets values prior to November 19, 2010, have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                       U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                             -------------------------------------------------------------------------
                                                                                    PERIOD
                                                YEAR        YEAR        YEAR       DEC. 1,          YEAR          YEAR
                                               ENDED       ENDED       ENDED       2007 TO         ENDED         ENDED
                                              OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,       NOV. 30,      NOV. 30,
                                                2011        2010        2009         2008           2007          2006
                                             ----------  ----------  ----------  --------      --------       --------
Net Asset Value, Beginning of Period ....... $    14.76  $    11.70  $    10.84  $  15.89      $  18.69       $  17.33
                                             ----------  ----------  ----------  --------      --------       --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.12        0.09        0.12      0.18          0.20           0.21
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.59        3.06        0.88     (4.68)        (1.32)          2.84
                                             ----------  ----------  ----------  --------      --------       --------
       Total From Investment Operations.....       0.71        3.15        1.00     (4.50)        (1.12)          3.05
                                             ----------  ----------  ----------  --------      --------       --------
Less Distributions
   Net Investment Income....................      (0.12)      (0.09)      (0.14)    (0.15)        (0.20)         (0.25)
   Net Realized Gains.......................      (0.03)         --          --     (0.40)        (1.48)         (1.44)
                                             ----------  ----------  ----------  --------      --------       --------
       Total Distributions..................      (0.15)      (0.09)      (0.14)    (0.55)        (1.68)         (1.69)
                                             ----------  ----------  ----------  --------      --------       --------
Net Asset Value, End of Period.............. $    15.32  $    14.76  $    11.70  $  10.84      $  15.89       $  18.69
                                             ==========  ==========  ==========  ========      ========       ========
Total Return................................       4.76%      27.02%       9.47%   (29.27)%(C)    (6.59)%        19.48%
                                             ----------  ----------  ----------  --------      --------       --------
Net Assets, End of Period (thousands)....... $2,487,929  $2,223,982  $1,449,437  $855,448      $554,805       $215,338
Ratio of Expenses to Average Net Assets.....       0.38%       0.38%       0.41%     0.40%(B)      0.41%(D)**     0.46%(D)
Ratio of Net Investment Income to
  Average Net Assets........................       0.71%       0.69%       1.19%     1.39%(B)      1.12%          1.19%
Portfolio Turnover Rate.....................         23%         20%         17%       20%(C)         9%(C)*       N/A

                                                                   U.S. SMALL CAP VALUE PORTFOLIO
                                        ---------------------------------------------------------------------------------
                                                                                   PERIOD
                                           YEAR        YEAR         YEAR          DEC. 1,            YEAR           YEAR
                                          ENDED       ENDED        ENDED          2007 TO           ENDED          ENDED
                                         OCT. 31,    OCT. 31,     OCT. 31,        OCT. 31,         NOV. 30,       NOV. 30,
                                           2011        2010         2009            2008             2007           2006
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, Beginning of
  Period .............................. $    22.49  $    17.69  $    16.32    $    26.49        $    31.59     $    28.74
                                        ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).....       0.16        0.09        0.04          0.18              0.30           0.28
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       1.00        4.79        1.54         (7.86)            (2.72)          5.06
                                        ----------  ----------  ----------    ----------        ----------     ----------
       Total From Investment
         Operations....................       1.16        4.88        1.58         (7.68)            (2.42)          5.34
                                        ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
   Net Investment Income...............      (0.15)      (0.08)      (0.21)        (0.22)            (0.28)         (0.23)
   Net Realized Gains..................         --          --          --         (2.27)            (2.40)         (2.26)
                                        ----------  ----------  ----------    ----------        ----------     ----------
       Total Distributions.............      (0.15)      (0.08)      (0.21)        (2.49)            (2.68)         (2.49)
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of Period......... $    23.50  $    22.49  $    17.69    $    16.32        $    26.49     $    31.59
                                        ==========  ==========  ==========    ==========        ==========     ==========
Total Return...........................       5.13%      27.69%       9.97%       (31.80)%(C)        (8.41)%        20.29%
                                        ----------  ----------  ----------    ----------        ----------     ----------
Net Assets, End of Period
  (thousands).......................... $6,540,863  $6,555,277  $5,669,659    $5,503,945        $8,802,846     $8,738,278
Ratio of Expenses to Average Net
  Assets...............................       0.52%       0.52%       0.54%++       0.52%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net Investment Income to
  Average Net Assets...................       0.62%       0.43%       0.27%         0.86%(B)          0.98%          0.94%
Portfolio Turnover Rate................         14%         19%         21%+         N/A               N/A            N/A

--------
* For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.
+ For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
++ Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   U.S. CORE EQUITY 1 PORTFOLIO
                                             ------------------------------------------------------------------------
                                                                                     PERIOD
                                                YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                               ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                              OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                                2011        2010        2009          2008          2007       2006
                                             ----------  ----------  ----------  ----------      ----------  --------
Net Asset Value, Beginning of Period ....... $    10.18  $     8.54  $     7.81  $    11.83      $    11.50  $  10.22
                                             ----------  ----------  ----------  ----------      ----------  --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.17        0.15        0.15        0.17            0.19      0.17
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.59        1.61        0.73       (4.03)           0.35      1.28
                                             ----------  ----------  ----------  ----------      ----------  --------
       Total From Investment Operations.....       0.76        1.76        0.88       (3.86)           0.54      1.45
                                             ----------  ----------  ----------  ----------      ----------  --------
Less Distributions
   Net Investment Income....................      (0.16)      (0.12)      (0.15)      (0.16)          (0.18)    (0.17)
   Net Realized Gains.......................         --          --          --          --           (0.03)       --
                                             ----------  ----------  ----------  ----------      ----------  --------
       Total Distributions..................      (0.16)      (0.12)      (0.15)      (0.16)          (0.21)    (0.17)
                                             ----------  ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period.............. $    10.78  $    10.18  $     8.54  $     7.81      $    11.83  $  11.50
                                             ==========  ==========  ==========  ==========      ==========  ========
Total Return................................       7.47%      20.80%      11.64%     (32.85)%(C)       4.68%    14.35%
                                             ==========  ==========  ==========  ==========      ==========  ========
Net Assets, End of Period (thousands)....... $3,731,411  $2,897,409  $1,989,583  $1,320,562      $1,210,031  $652,270
Ratio of Expenses to Average Net Assets.....       0.20%       0.20%       0.22%       0.20%(B)        0.20%     0.23%
Ratio of Net Investment Income to
  Average Net Assets........................       1.49%       1.53%       2.02%       1.78%(B)        1.53%     1.52%
Portfolio Turnover Rate.....................          5%          4%          7%          5%(C)          10%        6%

                                                                    U.S. CORE EQUITY 2 PORTFOLIO
                                             --------------------------------------------------------------------------
                                                                                     PERIOD
                                                YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                               ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                              OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                2011        2010        2009          2008          2007        2006
                                             ----------  ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period ....... $    10.06  $     8.39  $     7.73  $    11.77      $    11.65  $    10.24
                                             ----------  ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.16        0.14        0.14        0.17            0.19        0.17
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.54        1.64        0.66       (4.04)           0.13        1.40
                                             ----------  ----------  ----------  ----------      ----------  ----------
       Total From Investment Operations.....       0.70        1.78        0.80       (3.87)           0.32        1.57
                                             ----------  ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income....................      (0.15)      (0.11)      (0.14)      (0.17)          (0.17)      (0.16)
   Net Realized Gains.......................         --          --          --          --           (0.03)         --
                                             ----------  ----------  ----------  ----------      ----------  ----------
       Total Distributions..................      (0.15)      (0.11)      (0.14)      (0.17)          (0.20)      (0.16)
                                             ----------  ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.............. $    10.61  $    10.06  $     8.39  $     7.73      $    11.77  $    11.65
                                             ==========  ==========  ==========  ==========      ==========  ==========
Total Return................................       6.98%      21.41%      10.66%     (33.16)%(C)       2.78%      15.50%
                                             ==========  ==========  ==========  ==========      ==========  ==========
Net Assets, End of Period (thousands)....... $5,819,906  $4,990,367  $3,804,325  $2,501,028      $2,939,420  $1,216,310
Ratio of Expenses to Average Net Assets.....       0.22%       0.23%       0.24%       0.23%(B)        0.23%       0.26%
Ratio of Net Investment Income to
  Average Net Assets........................       1.42%       1.47%       1.89%       1.77%(B)        1.55%       1.55%
Portfolio Turnover Rate.....................          9%          7%          4%          8%(C)           7%          5%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. VECTOR EQUITY PORTFOLIO
                                        ----------------------------------------------------------------------
                                                                               PERIOD                    PERIOD
                                           YEAR        YEAR        YEAR       DEC. 1,        YEAR       DEC. 30,
                                          ENDED       ENDED       ENDED       2007 TO       ENDED      2005(a) TO
                                         OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,     NOV. 30,
                                           2011        2010        2009         2008         2007         2006
                                        ----------  ----------  ----------  --------      --------   ----------
Net Asset Value, Beginning of
  Period............................... $     9.82  $     8.03  $     7.48  $  11.38      $  11.79    $  10.00
                                        ----------  ----------  ----------  --------      --------    --------
Income From Investment Operations
   Net Investment Income (Loss)(A).....       0.12        0.10        0.11      0.15          0.16        0.13
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized).......................       0.46        1.79        0.57     (3.89)        (0.25)       1.73
                                        ----------  ----------  ----------  --------      --------    --------
       Total From Investment
         Operations....................       0.58        1.89        0.68     (3.74)        (0.09)       1.86
                                        ----------  ----------  ----------  --------      --------    --------
Less Distributions
   Net Investment Income...............      (0.12)      (0.10)      (0.13)    (0.16)        (0.14)      (0.07)
   Net Realized Gains..................         --          --          --        --         (0.18)         --
                                        ----------  ----------  ----------  --------      --------    --------
Total Distributions....................      (0.12)      (0.10)      (0.13)    (0.16)        (0.32)      (0.07)
                                        ----------  ----------  ----------  --------      --------    --------
Net Asset Value, End of Period......... $    10.28  $     9.82  $     8.03  $   7.48      $  11.38    $  11.79
                                        ==========  ==========  ==========  ========      ========    ========
Total Return...........................       5.86%      23.65%       9.47%   (33.29)%(C)    (0.87)%     18.65%(C)
                                        ==========  ==========  ==========  ========      ========    ========
Net Assets, End of Period
  (thousands).......................... $1,851,895  $1,558,423  $1,178,114  $850,623      $959,742    $403,312
Ratio of Expenses to Average Net
  Assets...............................       0.33%       0.33%       0.35%     0.34%(B)      0.34%       0.36%(B)(E)
                                        ----------  ----------  ----------  --------      --------    --------
Ratio of Expenses to Average Net
  Assets (Excluding Waiversand
  Assumption of Expenses and/or
  Recovery of Previously Waived
  Fees)................................       0.33%       0.33%       0.35%     0.34%(B)      0.33%       0.39%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets...................       1.11%       1.13%       1.60%     1.66%(B)      1.29%       1.24%(B)(E)
Portfolio Turnover Rate................         10%         11%         11%       11%(C)        14%         24%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     U.S. SMALL CAP PORTFOLIO
                                       ---------------------------------------------------------------------------------
                                                                                  PERIOD
                                          YEAR        YEAR         YEAR          DEC. 1,            YEAR           YEAR
                                         ENDED       ENDED        ENDED          2007 TO           ENDED          ENDED
                                        OCT. 31,    OCT. 31,     OCT. 31,        OCT. 31,         NOV. 30,       NOV. 30,
                                          2011        2010         2009            2008             2007           2006
                                       ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, Beginning of
  Period ............................. $    19.06  $    14.89  $    13.35    $    20.64        $    22.46     $    20.75
                                       ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)....       0.18        0.13        0.06          0.14              0.21           0.17
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)......................       1.49        4.17        1.65         (6.08)            (0.66)          2.84
                                       ----------  ----------  ----------    ----------        ----------     ----------
       Total From Investment
         Operations...................       1.67        4.30        1.71         (5.94)            (0.45)          3.01
                                       ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
   Net Investment Income..............      (0.18)      (0.13)      (0.17)        (0.17)            (0.21)         (0.13)
   Net Realized Gains.................         --          --          --         (1.18)            (1.16)         (1.17)
                                       ----------  ----------  ----------    ----------        ----------     ----------
       Total Distributions............      (0.18)      (0.13)      (0.17)        (1.35)            (1.37)         (1.30)
                                       ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of Period........ $    20.55  $    19.06  $    14.89    $    13.35        $    20.64     $    22.46
                                       ==========  ==========  ==========    ==========        ==========     ==========
Total Return..........................       8.76%      28.99%      13.08%       (30.67)%(C)        (2.17)%        15.49%
                                       ==========  ==========  ==========    ==========        ==========     ==========
Net Assets, End of Period
  (thousands)......................... $3,770,323  $3,391,457  $2,522,001    $2,066,849        $3,285,093     $3,297,199
Ratio of Expenses to Average Net
  Assets..............................       0.37%       0.37%       0.40%**       0.38%(B)(D)       0.38%(D)       0.38%(D)
Ratio of Net Investment Income to
  Average Net Assets..................       0.84%       0.76%       0.50%         0.86%(B)          0.95%          0.82%
Portfolio Turnover Rate...............         23%         19%         17%*         N/A               N/A            N/A

                                                                     U.S. MICRO CAP PORTFOLIO
                                       ---------------------------------------------------------------------------------
                                                                                  PERIOD
                                          YEAR        YEAR         YEAR          DEC. 1,            YEAR           YEAR
                                         ENDED       ENDED        ENDED          2007 TO           ENDED          ENDED
                                        OCT. 30,    OCT. 31,     OCT. 31,        OCT. 31,         NOV. 30,       NOV. 30,
                                          2011        2010         2009            2008             2007           2006
                                       ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, Beginning of
  Period ............................. $    12.25  $     9.57  $     9.19    $    14.80        $    16.83     $    15.91
                                       ----------  ----------  ----------    ----------        ----------     ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)....       0.09        0.06        0.03          0.10              0.14           0.10
   Net Gains (Losses) on
     Securities (Realized and
     Unrealized)......................       0.99        2.68        0.54         (4.32)            (0.69)          2.04
                                       ----------  ----------  ----------    ----------        ----------     ----------
       Total From Investment
         Operations...................       1.08        2.74        0.57         (4.22)            (0.55)          2.14
                                       ----------  ----------  ----------    ----------        ----------     ----------
Less Distributions
   Net Investment Income..............      (0.09)      (0.06)      (0.19)        (0.13)            (0.13)         (0.08)
   Net Realized Gains.................         --          --          --         (1.26)            (1.35)         (1.14)
                                       ----------  ----------  ----------    ----------        ----------     ----------
       Total Distributions............      (0.09)      (0.06)      (0.19)        (1.39)            (1.48)         (1.22)
                                       ----------  ----------  ----------    ----------        ----------     ----------
Net Asset Value, End of Period........ $    13.24  $    12.25  $     9.57    $     9.19        $    14.80     $    16.83
                                       ==========  ==========  ==========    ==========        ==========     ==========
Total Return..........................       8.85%      28.77%       6.61%       (31.33)%(C)        (3.63)%        14.52%
                                       ==========  ==========  ==========    ==========        ==========     ==========
Net Assets, End of Period
  (thousands)......................... $3,257,719  $3,178,286  $2,818,365    $2,924,225        $4,700,371     $4,824,003
Ratio of Expenses to Average Net
  Assets..............................       0.52%       0.52%       0.54%**       0.53%(B)(D)       0.52%(D)       0.53%(D)
Ratio of Net Investment Income to
  Average Net Assets..................       0.69%       0.58%       0.38%         0.91%(B)          0.89%          0.64%
Portfolio Turnover Rate...............         14%          9%         12%*         N/A               N/A            N/A

--------
* For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
** Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA REAL ESTATE SECURITIES PORTFOLIO
                                          ---------------------------------------------------------------------------
                                                                                  PERIOD
                                             YEAR        YEAR        YEAR        DEC. 1,          YEAR        YEAR
                                            ENDED       ENDED       ENDED        2007 TO         ENDED       ENDED
                                           OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,    NOV. 30,
                                             2011        2010        2009          2008           2007        2006
                                          ----------  ----------  ----------  ----------      ----------   ----------
Net Asset Value, Beginning of Period..... $    21.24  $    15.29  $    16.16  $    27.20      $    33.80   $    25.75
                                          ----------  ----------  ----------  ----------      ----------   ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).......       0.40        0.58        0.58        0.64            0.62         0.64
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...........       1.93        5.92       (0.62)      (9.28)          (5.64)        8.84
                                          ----------  ----------  ----------  ----------      ----------   ----------
       Total From Investment
         Operations......................       2.33        6.50       (0.04)      (8.64)          (5.02)        9.48
                                          ----------  ----------  ----------  ----------      ----------   ----------
Less Distributions
   Net Investment Income.................      (0.32)      (0.55)      (0.83)      (0.30)          (0.70)       (1.02)
   Net Realized Gains....................         --          --          --       (2.10)          (0.88)       (0.41)
                                          ----------  ----------  ----------  ----------      ----------   ----------
       Total Distributions...............      (0.32)      (0.55)      (0.83)      (2.40)          (1.58)       (1.43)
                                          ----------  ----------  ----------  ----------      ----------   ----------
Net Asset Value, End of Period........... $    23.25  $    21.24  $    15.29  $    16.16      $    27.20   $    33.80
                                          ==========  ==========  ==========  ==========      ==========   ==========
Total Return.............................      11.09%      43.21%       0.98%     (34.46)%(C)     (15.45)%      38.23%
                                          ----------  ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period (thousands).... $3,098,647  $2,689,552  $2,018,559  $1,746,961      $2,671,457   $2,837,026
Ratio of Expenses to Average Net
  Assets.................................       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)............................       0.32%       0.33%       0.36%       0.33%(B)        0.33%        0.33%
Ratio of Net Investment Income to
  Average Net Assets.....................       1.76%       3.13%       4.54%       3.01%(B)        1.99%        2.25%
Portfolio Turnover Rate..................          3%          2%          2%         13%(C)          17%          10%

                                                               LARGE CAP INTERNATIONAL PORTFOLIO
                                          ---------------------------------------------------------------------------
                                                                                   PERIOD
                                              YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                             ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                              2011        2010        2009          2008          2007        2006
                                          ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period..... $    19.42   $    18.02  $    14.81  $    27.18      $    23.60  $    19.00
                                          ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A).......       0.63         0.48        0.48        0.68            0.68        0.55
   Net Gains (Losses) on Securities
     (Realized and Unrealized)...........      (1.53)        1.43        3.16      (12.06)           3.57        4.68
                                          ----------   ----------  ----------  ----------      ----------  ----------
       Total From Investment
         Operations......................      (0.90)        1.91        3.64      (11.38)           4.25        5.23
                                          ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income.................      (0.61)       (0.51)      (0.43)      (0.64)          (0.67)      (0.63)
   Net Realized Gains....................         --           --          --       (0.35)             --          --
                                          ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions...............      (0.61)       (0.51)      (0.43)      (0.99)          (0.67)      (0.63)
                                          ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period........... $    17.91   $    19.42  $    18.02  $    14.81      $    27.18  $    23.60
                                          ==========   ==========  ==========  ==========      ==========  ==========
Total Return.............................      (4.86)%      10.99%      25.20%     (43.14)%(C)      18.18%      28.00%
                                          ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands).... $1,704,149   $1,616,686  $1,364,351  $1,206,860      $2,224,180  $1,673,239
Ratio of Expenses to Average Net
  Assets.................................       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Expenses to Average Net
  Assets (Excluding Fees Paid
  Indirectly)............................       0.30%        0.30%       0.32%       0.29%(B)        0.29%       0.29%
Ratio of Net Investment Income to
  Average Net Assets.....................       3.19%        2.65%       3.14%       3.18%(B)        2.62%       2.56%
Portfolio Turnover Rate..................          3%           7%         12%         12%(C)           5%          4%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       INTERNATIONAL CORE EQUITY PORTFOLIO
                                                    -------------------------------------------------------------------------
                                                                                             PERIOD
                                                        YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                                       ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                                      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                                        2011        2010        2009          2008          2007       2006
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, Beginning of Period............... $    10.78   $     9.79  $     7.46  $    14.35      $    12.82  $  10.07
                                                    ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
   Net Investment Income (Loss)(A).................       0.33         0.23        0.23        0.37            0.35      0.28
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      (0.89)        0.96        2.32       (6.76)           1.54      2.71
                                                    ----------   ----------  ----------  ----------      ----------  --------
       Total From Investment Operations............      (0.56)        1.19        2.55       (6.39)           1.89      2.99
                                                    ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
   Net Investment Income...........................      (0.33)       (0.20)      (0.22)      (0.35)          (0.32)    (0.24)
   Net Realized Gains..............................         --           --          --       (0.15)          (0.04)       --
                                                    ----------   ----------  ----------  ----------      ----------  --------
       Total Distributions.........................      (0.33)       (0.20)      (0.22)      (0.50)          (0.36)    (0.24)
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period..................... $     9.89   $    10.78  $     9.79  $     7.46      $    14.35  $  12.82
                                                    ==========   ==========  ==========  ==========      ==========  ========
Total Return.......................................      (5.49)%      12.48%      34.81%     (45.76)%(C)      14.83%    30.06%
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period (thousands).............. $5,395,884   $4,866,989  $3,699,842  $1,981,049      $2,342,187  $851,077
Ratio of Expenses to Average Net Assets............       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.48%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or
  Recovery of Previously...........................
Waived Fees and Fees Paid Indirectly)..............       0.40%        0.40%       0.41%       0.41%(B)        0.41%     0.46%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.96%        2.31%       2.84%       3.39%(B)        2.49%     2.35%
Portfolio Turnover Rate............................          3%           2%          5%          4%(C)           4%        2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                INTERNATIONAL SMALL COMPANY PORTFOLIO
                                             ---------------------------------------------------------------------------
                                                                                      PERIOD
                                                 YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                 2011        2010        2009          2008          2007        2006
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period........ $    16.14   $    13.99  $    10.07  $    20.80      $    19.43  $    16.19
                                             ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.40         0.28        0.28        0.44            0.43        0.36
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (0.83)        2.13        3.91       (9.55)           2.07        4.02
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total From Investment Operations.....      (0.43)        2.41        4.19       (9.11)           2.50        4.38
                                             ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income....................      (0.50)       (0.26)      (0.27)      (0.45)          (0.46)      (0.36)
   Net Realized Gains.......................         --           --          --       (1.17)          (0.67)      (0.78)
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions..................      (0.50)       (0.26)      (0.27)      (1.62)          (1.13)      (1.14)
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.............. $    15.21   $    16.14  $    13.99  $    10.07      $    20.80  $    19.43
                                             ==========   ==========  ==========  ==========      ==========  ==========
Total Return................................      (2.92)%      17.61%      42.34%     (47.13)%(C)      13.29%      28.51%
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)....... $5,834,015   $5,511,594  $4,269,864  $3,084,373      $5,597,209  $4,546,071
Ratio of Expenses to Average Net Assets
  (D).......................................       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees) (D)...............       0.55%        0.56%       0.57%       0.55%(B)        0.55%       0.56%
Ratio of Net Investment Income to
  Average Net Assets........................       2.37%        1.94%       2.48%       2.90%(B)        2.03%       2.04%

                                                             JAPANESE SMALL COMPANY PORTFOLIO
                                             ---------------------------------------------------------------
                                                                              PERIOD
                                               YEAR      YEAR      YEAR      DEC. 1,        YEAR       YEAR
                                              ENDED     ENDED     ENDED      2007 TO       ENDED      ENDED
                                             OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,     NOV. 30,   NOV. 30,
                                               2011      2010      2009        2008         2007       2006
                                             --------  --------  --------  --------      --------   --------
Net Asset Value, Beginning of Period........ $  14.13  $  14.32  $  11.97  $  16.75      $  17.23   $  17.97
                                             --------  --------  --------  --------      --------   --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........     0.27      0.22      0.22      0.29          0.27       0.22
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............     1.08     (0.18)     2.39     (4.78)        (0.52)     (0.73)
                                             --------  --------  --------  --------      --------   --------
       Total From Investment Operations.....     1.35      0.04      2.61     (4.49)        (0.25)     (0.51)
                                             --------  --------  --------  --------      --------   --------
Less Distributions
   Net Investment Income....................    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
   Net Realized Gains.......................       --        --        --        --            --         --
                                             --------  --------  --------  --------      --------   --------
       Total Distributions..................    (0.24)    (0.23)    (0.26)    (0.29)        (0.23)     (0.23)
                                             --------  --------  --------  --------      --------   --------
Net Asset Value, End of Period.............. $  15.24  $  14.13  $  14.32  $  11.97      $  16.75   $  17.23
                                             ========  ========  ========  ========      ========   ========
Total Return................................     9.57%     0.33%    22.08%   (27.16)%(C)    (1.51)%    (2.94)%
                                             --------  --------  --------  --------      --------   --------
Net Assets, End of Period (thousands)....... $163,120  $114,933  $114,058  $133,373      $199,080   $168,957
Ratio of Expenses to Average Net Assets
  (D).......................................     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.61%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees) (D)...............     0.56%     0.57%     0.59%     0.58%(B)      0.56%      0.58%
Ratio of Net Investment Income to
  Average Net Assets........................     1.74%     1.52%     1.68%     2.18%(B)      1.51%      1.19%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                        -------------------------------------------------------------
                                                                                          PERIOD
                                                           YEAR      YEAR      YEAR      DEC. 1,      YEAR      YEAR
                                                          ENDED     ENDED     ENDED      2007 TO     ENDED     ENDED
                                                         OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,   NOV. 30,  NOV. 30,
                                                           2011      2010      2009        2008       2007      2006
                                                        --------   --------  --------  --------     --------  --------
Net Asset Value, Beginning of Period .................. $  25.64   $  20.59  $  11.67  $ 28.73      $  20.26  $ 15.28
                                                        --------   --------  --------  -------      --------  -------
Income From Investment Operations
   Net Investment Income (Loss)(A).....................     0.85       0.69      0.50     0.83          0.79     0.64
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................    (2.16)      4.99      8.95   (17.04)         8.43     4.92
                                                        --------   --------  --------  -------      --------  -------
       Total From Investment Operations................    (1.31)      5.68      9.45   (16.21)         9.22     5.56
                                                        --------   --------  --------  -------      --------  -------
Less Distributions
   Net Investment Income...............................    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)   (0.58)
   Net Realized Gains..................................       --         --        --       --            --       --
   Return of Capital...................................       --         --        --       --            --       --
                                                        --------   --------  --------  -------      --------  -------
       Total Distributions.............................    (1.29)     (0.63)    (0.53)   (0.85)        (0.75)   (0.58)
                                                        --------   --------  --------  -------      --------  -------
Net Asset Value, End of Period......................... $  23.04   $  25.64  $  20.59  $ 11.67      $  28.73  $ 20.26
                                                        ========   ========  ========  =======      ========  =======
Total Return...........................................    (5.59)%    28.36%    84.11%  (57.94)%(C)    46.55%   37.52%
                                                        --------   --------  --------  -------      --------  -------
Net Assets, End of Period (thousands).................. $139,262   $131,511  $101,853  $64,044      $146,307  $71,537
Ratio of Expenses to Average Net Assets(D).............     0.60%      0.63%     0.65%    0.62%(B)      0.62%    0.64%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Expenses)(D)....................     0.60%      0.61%     0.65%    0.61%(B)      0.59%    0.64%
Ratio of Net Investment Income to Average Net Assets...     3.34%      3.14%     3.53%    3.85%(B)      3.13%    3.68%

                                                                  UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                        ---------------------------------------------------------
                                                                                       PERIOD
                                                          YEAR      YEAR     YEAR     DEC. 1,      YEAR     YEAR
                                                         ENDED     ENDED    ENDED     2007 TO     ENDED    ENDED
                                                        OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,   NOV. 30, NOV. 30,
                                                          2011      2010     2009       2008       2007     2006
                                                        --------  -------- -------- --------     -------- --------
Net Asset Value, Beginning of Period .................. $ 24.24   $ 19.83  $ 14.27  $ 31.29      $ 32.97  $ 24.65
                                                        -------   -------  -------  -------      -------  -------
Income From Investment Operations
   Net Investment Income (Loss)(A).....................    0.82      0.50     0.55     0.77         0.78     0.61
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................   (0.85)     4.41     5.44   (15.84)       (0.08)    9.61
                                                        -------   -------  -------  -------      -------  -------
       Total From Investment Operations................   (0.03)     4.91     5.99   (15.07)        0.70    10.22
                                                        -------   -------  -------  -------      -------  -------
Less Distributions
   Net Investment Income...............................   (0.77)    (0.50)   (0.43)   (0.72)       (1.03)   (0.68)
   Net Realized Gains..................................      --        --       --    (1.22)       (1.35)   (1.22)
   Return of Capital...................................      --        --       --    (0.01)          --       --
                                                        -------   -------  -------  -------      -------  -------
       Total Distributions.............................   (0.77)    (0.50)   (0.43)   (1.95)       (2.38)   (1.90)
                                                        -------   -------  -------  -------      -------  -------
Net Asset Value, End of Period......................... $ 23.44   $ 24.24  $ 19.83  $ 14.27      $ 31.29  $ 32.97
                                                        =======   =======  =======  =======      =======  =======
Total Return...........................................   (0.28)%   25.37%   42.81%  (50.97)%(C)    1.94%   44.15%
                                                        -------   -------  -------  -------      -------  -------
Net Assets, End of Period (thousands).................. $33,869   $33,751  $27,863  $25,883      $37,139  $31,808
Ratio of Expenses to Average Net Assets(D).............    0.60%     0.60%    0.61%    0.59%(B)     0.59%    0.60%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Expenses)(D)....................    0.62%     0.64%    0.70%    0.65%(B)     0.62%    0.67%
Ratio of Net Investment Income to Average Net Assets...    3.26%     2.39%    3.62%    3.41%(B)     2.28%    2.20%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   CONTINENTAL SMALL COMPANY PORTFOLIO
                                              --------------------------------------------------------------------------
                                                                                         PERIOD
                                                  YEAR         YEAR         YEAR        DEC. 1,         YEAR        YEAR
                                                 ENDED        ENDED        ENDED        2007 TO        ENDED       ENDED
                                                OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                  2011         2010         2009          2008          2007        2006
                                              --------     --------     --------     --------       --------     --------
Net Asset Value, Beginning of Period......... $  16.93     $  15.02     $  10.73     $ 22.95        $  20.47     $ 15.78
                                              --------     --------     --------     -------        --------     -------
Income From Investment Operations
  Net Investment Income (Loss)(A)............     0.39         0.27         0.28        0.52            0.40        0.31
  Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................    (2.20)        1.89         4.29      (11.32)           3.00        6.28
                                              --------     --------     --------     -------        --------     -------
     Total From Investment Operations........    (1.81)        2.16         4.57      (10.80)           3.40        6.59
                                              --------     --------     --------     -------        --------     -------
Less Distributions
  Net Investment Income......................    (0.46)       (0.25)       (0.28)      (0.45)          (0.38)      (0.34)
  Net Realized Gains.........................       --           --           --       (0.96)          (0.54)      (1.56)
  Return of Capital..........................       --           --           --       (0.01)             --          --
                                              --------     --------     --------     -------        --------     -------
     Total Distributions.....................    (0.46)       (0.25)       (0.28)      (1.42)          (0.92)      (1.90)
                                              --------     --------     --------     -------        --------     -------
Net Asset Value, End of Period............... $  14.66     $  16.93     $  15.02     $ 10.73        $  22.95     $ 20.47
                                              ========     ========     ========     =======        ========     =======
Total Return.................................   (11.09)%      14.85%       43.12%     (49.89)%(C)      16.99%      46.33%
                                              --------     --------     --------     -------        --------     -------
Net Assets, End of Period (thousands)........ $117,452     $128,106     $110,926     $93,988        $170,909     $90,261
Ratio of Expenses to Average Net Assets......     0.58%(D)     0.59%(D)     0.62%(D)    0.59%(B)(D)     0.61%(D)    0.62%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of Previously
  Waived Fees and Fees Paid Indirectly)......     0.58%(D)     0.59%(D)     0.61%(D)    0.59%(B)(D)     0.57%(D)    0.61%(D)
Ratio of Net Investment Income (Loss) to
  Average Net Assets.........................     2.25%        1.78%        2.39%       3.04%(B)        1.70%       1.78%
Portfolio Turnover Rate......................      N/A          N/A          N/A         N/A             N/A         N/A

                                                     DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                             -----------------------------------------------------------
                                                                                 PERIOD
                                                 YEAR       YEAR      YEAR      DEC. 1,          PERIOD
                                                ENDED      ENDED     ENDED      2007 TO     MARCH 1, 2007(a)
                                               OCT. 31,   OCT. 31,  OCT. 31,    OCT. 31,           TO
                                                 2011       2010      2009        2008       NOV. 30, 2007
                                             ----------   --------  --------  --------      ----------------
Net Asset Value, Beginning of Period........ $     5.58   $   5.24  $   4.18  $   9.35          $  10.00
                                             ----------   --------  --------  --------          --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.30       0.31      0.26      0.34              0.23
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (0.33)      0.58      0.91     (5.08)            (0.76)
                                             ----------   --------  --------  --------          --------
       Total From Investment Operations.....      (0.03)      0.89      1.17     (4.74)            (0.53)
                                             ----------   --------  --------  --------          --------
Less Distributions
   Net Investment Income....................      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
   Net Realized Gains.......................         --         --        --        --                --
   Return of Capital........................         --         --        --        --                --
                                             ----------   --------  --------  --------          --------
       Total Distributions..................      (0.65)     (0.55)    (0.11)    (0.43)            (0.12)
                                             ----------   --------  --------  --------          --------
Net Asset Value, End of Period.............. $     4.90   $   5.58  $   5.24  $   4.18          $   9.35
                                             ==========   ========  ========  ========          ========
Total Return................................      (0.43)%    18.96%    29.25%   (52.85)%(C)        (5.38)%(C)
                                             ----------   --------  --------  --------          --------
Net Assets, End of Period (thousands)....... $1,060,156   $958,554  $742,329  $394,480          $336,840
Ratio of Expenses to Average Net Assets.....       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...............................       0.42%      0.41%     0.43%     0.44%(B)          0.48%(B)(E)
Ratio of Net Investment Income (Loss)
  to Average Net Assets.....................       5.73%      6.42%     6.40%     5.20%(B)          3.50%(B)(E)
Portfolio Turnover Rate.....................          7%         6%        5%        1%(C)             2%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                             -----------------------------------------------
                                                                                         PERIOD
                                                 YEAR         YEAR         YEAR         JUNE 4,
                                                ENDED        ENDED        ENDED        2008(a) TO
                                               OCT. 31,     OCT. 31,     OCT. 31,       OCT. 31,
                                                 2011         2010         2009           2008
                                             --------     --------     --------     ----------
Net Asset Value, Beginning of Period........ $   8.28     $   6.75     $   6.04      $ 10.00
                                             --------     --------     --------      -------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........     0.41         0.40         0.19           --
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............     0.06         1.60         0.62        (3.96)
                                             --------     --------     --------      -------
       Total From Investment Operations.....     0.47         2.00         0.81        (3.96)
                                             --------     --------     --------      -------
Less Distributions
   Net Investment Income....................    (0.54)       (0.47)       (0.10)          --
   Net Realized Gains.......................       --           --           --           --
                                             --------     --------     --------      -------
       Total Distributions..................    (0.54)       (0.47)       (0.10)          --
                                             --------     --------     --------      -------
Net Asset Value, End of Period.............. $   8.21     $   8.28     $   6.75      $  6.04
                                             ========     ========     ========      =======
Total Return................................     6.17%       31.38%       13.81%      (39.60)%(C)
                                             --------     --------     --------      -------
Net Assets, End of Period (thousands)....... $869,348     $695,461     $432,502      $90,672
Ratio of Expenses to Average Net Assets.....     0.41%(D)     0.41%(D)     0.47%(D)     0.54%(B)(D)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...............................     0.73%(D)     0.73%(D)     0.79%(D)     0.86%(B)(D)(E)
Ratio of Net Investment Income to
  Average Net Assets........................     5.01%        5.59%        3.40%       (0.04)%(B)(E)
Portfolio Turnover Rate.....................      N/A          N/A          N/A          N/A

                                                             DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                             ---------------------------------------------------------------------------
                                                                                      PERIOD
                                                 YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                 2011        2010        2009          2008          2007        2006
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period........ $    16.16   $    14.92  $    10.82  $    22.05      $    21.71  $    17.57
                                             ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.34         0.24        0.26        0.52            0.46        0.36
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (0.98)        1.22        4.14       (9.60)           1.66        4.95
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total From Investment Operations.....      (0.64)        1.46        4.40       (9.08)           2.12        5.31
                                             ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income....................      (0.38)       (0.22)      (0.24)      (0.58)          (0.53)      (0.38)
   Net Realized Gains.......................      (0.29)          --       (0.06)      (1.57)          (1.25)      (0.79)
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions..................      (0.67)       (0.22)      (0.30)      (2.15)          (1.78)      (1.17)
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.............. $    14.85   $    16.16  $    14.92  $    10.82      $    22.05  $    21.71
                                             ==========   ==========  ==========  ==========      ==========  ==========
Total Return................................      (4.39)%      10.01%      41.42%     (45.17)%(C)      10.25%      31.73%
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)....... $7,459,144   $7,655,318  $6,859,957  $4,799,748      $8,180,859  $6,733,067
Ratio of Expenses to Average Net Assets.....       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...............................       0.70%        0.70%       0.71%       0.69%(B)        0.69%       0.70%
Ratio of Net Investment Income to
  Average Net Assets........................       2.05%        1.57%       2.19%       3.22%(B)        2.03%       1.85%
Portfolio Turnover Rate.....................         16%          18%         22%         16%(C)          18%         14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                 INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                             ---------------------------------------
                                                                                PERIOD
                                                YEAR      YEAR      YEAR      AUGUST 14,
                                               ENDED     ENDED     ENDED      2008(a) TO
                                              OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                                2011      2010      2009         2008
                                             --------   --------  --------  ----------
Net Asset Value, Beginning of Period........ $  10.28   $   9.22  $   6.74   $ 10.00
                                             --------   --------  --------   -------
Income From Investment Operations
   Net Investment Income (Loss) (A).........     0.29       0.18      0.17      0.06
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............    (0.87)      1.05      2.46     (3.32)
                                             --------   --------  --------   -------
       Total From Investment Operations.....    (0.58)      1.23      2.63     (3.26)
                                             --------   --------  --------   -------
Less Distributions
   Net Investment Income....................    (0.29)     (0.17)    (0.15)       --
   Net Realized Gains.......................    (0.07)        --        --        --
                                             --------   --------  --------   -------
       Total Distributions..................    (0.36)     (0.17)    (0.15)       --
                                             --------   --------  --------   -------
Net Asset Value, End of Period.............. $   9.34   $  10.28  $   9.22   $  6.74
                                             ========   ========  ========   =======
Total Return................................    (5.99)%    13.62%    39.52%   (32.60)%(C)
                                             --------   --------  --------   -------
Net Assets, End of Period (thousands)....... $410,580   $363,123  $262,544   $66,774
Ratio of Expenses to Average Net Assets.....     0.54%      0.54%     0.60%     0.60%(B)(E)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees and Fees Paid
  Indirectly)...............................     0.54%      0.53%     0.59%     1.15%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets........................     2.73%      1.91%     2.31%     3.01%(B)(E)
Portfolio Turnover Rate.....................       10%         5%        8%        0%(C)

                                                WORLD EX U.S. VALUE PORTFOLIO
                                              ---------------------------------
                                                 YEAR          PERIOD
                                                ENDED     AUG. 23, 2010(a)
                                               OCT. 31,          TO
                                                 2011      OCT. 31, 2010
 Net Asset Value, Beginning of Period........ $ 11.35         $ 10.00
                                              -------         -------
 Income From Investment Operations
    Net Investment Income (Loss) (A).........    0.30            0.02
    Net Gains (Losses) on Securities
      (Realized and Unrealized)..............   (1.35)           1.33
                                              -------         -------
        Total From Investment Operations.....   (1.05)           1.35
                                              -------         -------
 Less Distributions
    Net Investment Income....................   (0.26)             --
    Net Realized Gains.......................   (0.08)             --
                                              -------         -------
        Total Distributions..................   (0.34)             --
                                              -------         -------
 Net Asset Value, End of Period.............. $  9.96         $ 11.35
                                              =======         =======
 Total Return................................   (9.59)%         13.50%(C)
                                              -------         -------
 Net Assets, End of Period (thousands)....... $47,165         $29,616
 Ratio of Expenses to Average Net Assets.....    0.60%D)         0.90%(B)(D)(E)
 Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Assumption of
   Expenses and/or Recovery of
   Previously Waived Fees and Fees Paid
   Indirectly)...............................    0.91%(D)        1.37%(B)(D)(E)
 Ratio of Net Investment Income to
   Average Net Assets........................    2.64%           0.76%(B)(E)
 Portfolio Turnover Rate.....................     N/A             N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      EMERGING MARKETS PORTFOLIO
                                             ---------------------------------------------------------------------------
                                                                                      PERIOD
                                                 YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                 2011        2010        2009          2008          2007        2006
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, Beginning of Period ....... $    30.90   $    25.23  $    17.05  $    35.23      $    25.40  $    19.89
                                             ----------   ----------  ----------  ----------      ----------  ----------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.61         0.48        0.42        0.70            0.64        0.48
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (2.53)        6.07        8.42      (16.85)           9.88        5.61
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total From Investment Operations.....      (1.92)        6.55        8.84      (16.15)          10.52        6.09
                                             ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income....................      (0.53)       (0.46)      (0.41)      (0.69)          (0.53)      (0.58)
   Net Realized Gains.......................      (1.77)       (0.42)      (0.25)      (1.34)          (0.16)         --
                                             ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions..................      (2.30)       (0.88)      (0.66)      (2.03)          (0.69)      (0.58)
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.............. $    26.68   $    30.90  $    25.23  $    17.05      $    35.23  $    25.40
                                             ==========   ==========  ==========  ==========      ==========  ==========
Total Return................................      (6.82)%      26.53%      53.39%     (48.37)%(C)      42.08%      31.31%
                                             ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)....... $2,313,035   $2,372,498  $1,966,288  $1,508,260      $3,388,442  $2,344,990
Ratio of Expenses to Average Net
  Assets(D).................................       0.61%        0.60%       0.62%       0.60%(B)        0.60%       0.61%
Ratio of Net Investment Income to
  Average Net Assets........................       2.07%        1.76%       2.15%       2.59%(B)        2.12%       2.13%

                                                               EMERGING MARKETS SMALL CAP PORTFOLIO
                                             -----------------------------------------------------------------------
                                                                                     PERIOD
                                                 YEAR        YEAR        YEAR       DEC. 1,        YEAR       YEAR
                                                ENDED       ENDED       ENDED       2007 TO       ENDED      ENDED
                                               OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,   NOV. 30,
                                                 2011        2010        2009         2008         2007       2006
                                             ----------   ----------  ----------  --------      ----------  --------
Net Asset Value, Beginning of Period ....... $    24.26   $    17.45  $     9.33  $  23.74      $    17.96  $  13.37
                                             ----------   ----------  ----------  --------      ----------  --------
Income From Investment Operations
   Net Investment Income (Loss)(A)..........       0.42         0.34        0.26      0.44            0.31      0.30
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............      (3.67)        6.79        8.14    (12.95)           6.86      4.86
                                             ----------   ----------  ----------  --------      ----------  --------
       Total From Investment Operations.....      (3.25)        7.13        8.40    (12.51)           7.17      5.16
                                             ----------   ----------  ----------  --------      ----------  --------
Less Distributions
   Net Investment Income....................      (0.40)       (0.32)      (0.28)    (0.41)          (0.26)    (0.26)
   Net Realized Gains.......................      (0.76)          --          --     (1.49)          (1.13)    (0.31)
                                             ----------   ----------  ----------  --------      ----------  --------
       Total Distributions..................      (1.16)       (0.32)      (0.28)    (1.90)          (1.39)    (0.57)
                                             ----------   ----------  ----------  --------      ----------  --------
Net Asset Value, End of Period.............. $    19.85   $    24.26  $    17.45  $   9.33      $    23.74  $  17.96
                                             ==========   ==========  ==========  ========      ==========  ========
Total Return................................     (14.03)%      41.33%      91.35%   (57.00)%(C)      42.58%    39.95%
                                             ----------   ----------  ----------  --------      ----------  --------
Net Assets, End of Period (thousands)....... $1,832,745   $1,833,038  $1,133,958  $547,329      $1,458,152  $838,948
Ratio of Expenses to Average Net
  Assets(D).................................       0.79%        0.78%       0.80%     0.77%(B)        0.78%     0.81%
Ratio of Net Investment Income to
  Average Net Assets........................       1.86%        1.70%       2.05%     2.61%(B)        1.48%     1.92%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                             EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES +
                                             -------------------------------------------------
                                               YEAR       YEAR      YEAR         PERIOD
                                              ENDED      ENDED     ENDED    JAN. 29, 2008(a)
                                             OCT. 31,   OCT. 31,  OCT. 31,         TO
                                               2011       2010      2009     OCT. 31, 2008
                                             --------   --------  --------  ----------------
Net Asset Value, Beginning of Period........ $ 36.35    $ 46.84   $ 85.43       $187.35
                                             -------    -------   -------       -------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........    0.20       0.56      0.56          3.93
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............   (5.45)      9.18     21.36        (92.36)
                                             -------    -------   -------       -------
       Total from Investment Operations.....   (5.25)      9.74     21.92        (88.43)
                                             -------    -------   -------       -------
Less Distributions
   Net Investment Income....................   (0.45)     (7.12)    (6.00)       (13.49)
   Net Realized Gains.......................   (1.63)    (13.11)   (54.52)           --
                                             -------    -------   -------       -------
       Total Distributions..................   (2.08)    (20.23)   (60.52)       (13.49)
                                             -------    -------   -------       -------
Net Asset Value, End of Period.............. $ 29.02    $ 36.35   $ 46.83       $ 85.43
                                             =======    =======   =======       =======
Total Return................................  (15.24)%    29.71%    78.29%       (50.51)%(C)
                                             -------    -------   -------       -------
Net Assets, End of Period (thousands)....... $78,157    $39,668   $ 5,082       $ 1,799
Ratio of Expenses to Average Net Assets
  (D).......................................    0.86%      0.86%     0.90%         0.92%(B)(E)
Ratio of Net Investment Income to
  Average Net Assets........................    1.56%      1.39%     1.39%         3.35%(B)(E)

                                                       EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                             ------------------------------------------------------------------------------
                                                 YEAR          YEAR        YEAR         PERIOD          YEAR        YEAR
                                                ENDED         ENDED       ENDED      DEC. 1, 2007      ENDED       ENDED
                                               OCT. 31,      OCT. 31,    OCT. 31,         TO          NOV. 30,    NOV. 30,
                                                 2011          2010        2009      OCT. 31, 2008      2007        2006
                                             -----------   -----------  ----------  -------------    ----------  ----------
Net Asset Value, Beginning of Period........ $     36.27   $     28.90  $    19.36   $    45.85      $    31.26  $    22.86
                                             -----------   -----------  ----------   ----------      ----------  ----------
Income from Investment Operations
   Net Investment Income (Loss)(A)..........        0.64          0.45        0.38         0.98            0.78        0.60
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       (5.72)         8.01       12.41       (25.48)          14.82        8.65
                                             -----------   -----------  ----------   ----------      ----------  ----------
       Total from Investment Operations.....       (5.08)         8.46       12.79       (24.50)          15.60        9.25
                                             -----------   -----------  ----------   ----------      ----------  ----------
Less Distributions
   Net Investment Income....................       (0.54)        (0.39)      (0.34)       (1.00)          (0.63)      (0.60)
   Net Realized Gains.......................       (1.63)        (0.70)      (2.91)       (0.99)          (0.38)      (0.25)
                                             -----------   -----------  ----------   ----------      ----------  ----------
       Total Distributions..................       (2.17)        (1.09)      (3.25)       (1.99)          (1.01)      (0.85)
                                             -----------   -----------  ----------   ----------      ----------  ----------
Net Asset Value, End of Period.............. $     29.02   $     36.27  $    28.90   $    19.36      $    45.85  $    31.26
                                             ===========   ===========  ==========   ==========      ==========  ==========
Total Return................................      (14.84)%       30.04%      78.59%      (55.65)%(C)      50.98%      41.55%
                                             -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of Period (thousands)....... $13,730,213   $11,542,870  $7,401,266   $3,735,580      $7,485,802  $4,283,696
Ratio of Expenses to Average Net Assets
  (D).......................................        0.61%         0.60%       0.62%        0.60%(B)        0.60%       0.63%
Ratio of Net Investment Income to
  Average Net Assets........................        1.88%         1.40%       1.76%        2.82%(B)        2.00%       2.22%

--------
+ At the close of business on December 3, 2010, Class R2 Shares were converted to Class R2A Shares. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares. All per share amounts and net assets values have been adjusted as a result of the conversion. (Note G)
Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                    -------------------------------------------------------------------------
                                                                                             PERIOD
                                                        YEAR        YEAR        YEAR        DEC. 1,         YEAR       YEAR
                                                       ENDED       ENDED       ENDED        2007 TO        ENDED      ENDED
                                                      OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,   NOV. 30,
                                                        2011        2010        2009          2008          2007       2006
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, Beginning of Period............... $    21.31   $    16.49  $     9.88  $    21.20      $    15.13  $  11.54
                                                    ----------   ----------  ----------  ----------      ----------  --------
Income From Investment Operations
   Net Investment Income (Loss)(A).................       0.43         0.30        0.25        0.43            0.35      0.27
   Net Gains (Losses) on Securities (Realized and
     Unrealized)...................................      (2.65)        4.81        6.56      (11.27)           6.10      3.54
                                                    ----------   ----------  ----------  ----------      ----------  --------
       Total From Investment Operations............      (2.22)        5.11        6.81      (10.84)           6.45      3.81
                                                    ----------   ----------  ----------  ----------      ----------  --------
Less Distributions
   Net Investment Income...........................      (0.36)       (0.29)      (0.20)      (0.40)          (0.32)    (0.22)
   Net Realized Gains..............................         --           --          --       (0.08)          (0.06)       --
                                                    ----------   ----------  ----------  ----------      ----------  --------
       Total Distributions.........................      (0.36)       (0.29)      (0.20)      (0.48)          (0.38)    (0.22)
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Asset Value, End of Period..................... $    18.73   $    21.31  $    16.49  $     9.88      $    21.20  $  15.13
                                                    ==========   ==========  ==========  ==========      ==========  ========
Total Return.......................................     (10.59)%      31.30%      69.47%     (51.93)%(C)      43.20%    33.39%
                                                    ----------   ----------  ----------  ----------      ----------  --------
Net Assets, End of Period (thousands).............. $5,367,473   $4,179,882  $2,455,035  $1,155,526      $1,829,466  $822,136
Ratio of Expenses to Average Net Assets............       0.67%        0.65%       0.67%       0.65%(B)        0.65%     0.74%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or
  Recovery of Previously Waived Fees and Fees Paid
  Indirectly)......................................       0.68%        0.65%       0.67%       0.65%(B)        0.65%     0.72%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.04%        1.63%       2.03%       2.62%(B)        1.87%     2.02%
Portfolio Turnover Rate............................          1%           4%          6%          3%(C)           2%        6%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of sixty operational portfolios, of which twenty-six (the "Portfolios") are included in this section of the report and the remaining thirty-four are presented in separate reports.

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company and one invests in the Dimensional Emerging Markets Value Fund. DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc. and World ex U.S. Value Portfolio invests in portfolios within The DFA Investment Trust Company, DFA Investment Dimensions Group Inc. and Dimensional Emerging Markets Value Fund.

                                                                                                 PERCENTAGE
                                                                                                  OWNERSHIP
FEEDER FUNDS                                 MASTER FUNDS                                        AT 10/31/11
------------                                 ------------                                        -----------
U.S. Large Cap Value Portfolio               The U.S. Large Cap Value Series                          79%
Japanese Small Company Portfolio             The Japanese Small Company Series                        11%
Asia Pacific Small Company Portfolio         The Asia Pacific Small Company Series                    15%
United Kingdom Small Company Portfolio       The United Kingdom Small Company Series                   3%
Continental Small Company Portfolio          The Continental Small Company Series                      6%
Emerging Markets Portfolio                   The Emerging Markets Series                              95%
Emerging Markets Small Cap Portfolio         The Emerging Markets Small Cap Series                    98%
Emerging Markets Value Portfolio             Dimensional Emerging Markets Value Fund                  98%

FUND OF FUNDS
-------------
International Small Company Portfolio        The Japanese Small Company Series                        89%
                                             The Asia Pacific Small Company Series                    85%
                                             The United Kingdom Small Company Series                  97%
                                             The Continental Small Company Series                     94%
                                             The Canadian Small Company Series                       100%
DFA Global Real Estate Securities Portfolio  DFA Real Estate Securities Portfolio                     17%
                                             DFA International Real Estate Securities Portfolio       33%
World ex U.S. Value Portfolio                Dimensional Emerging Markets Value Fund                  --
                                             DFA International Small Cap Value Portfolio              --
                                             The DFA International Value Series                       --

   Amounts designated as -- are less than 1%.

   Each feeder fund and fund of funds (collectively, "Feeder Funds") invests primarily in a corresponding master fund(s) ("Master Fund") as indicated. International Small Company Portfolio, DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio also invest in short-term temporary cash investments.

   The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

   Prior to March 30, 2007, U.S.Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity

Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt Securities held by Enhanced U.S. Large Company Portfolio, (the "Fixed Income Portfolio"), are valued on the basis of bid prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over the counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are generally classified as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

   Master Fund shares held by DFA Global Real Estate Securities Portfolio and World ex U.S. Value Portfolio are valued at their respective daily net asset value. The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio's investments reflect proportionate interest in the net assets of their corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S. Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses or Other Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to all Portfolios. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

   For the year ended October 31, 2011, the Portfolios' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              Enhanced U.S. Large Company Portfolio*....... 0.05%
              U.S. Targeted Value Portfolio*............... 0.10%
              U.S. Small Cap Value Portfolio*.............. 0.20%
              U.S. Core Equity 1 Portfolio................. 0.17%
              U.S. Core Equity 2 Portfolio................. 0.20%
              U.S. Vector Equity Portfolio................. 0.30%
              U.S. Small Cap Portfolio*.................... 0.03%
              U.S. Micro Cap Portfolio*.................... 0.10%
              DFA Real Estate Securities Portfolio......... 0.30%
              Large Cap International Portfolio............ 0.25%

              International Core Equity Portfolio.......... 0.35%
              DFA International Real Estate Securities
                Portfolio.................................. 0.35%
              DFA Global Real Estate Securities Portfolio.. 0.35% DFA International Small Cap Value Portfolio.. 0.65%
              International Vector Equity Portfolio........ 0.45%
              World ex U.S. Value Portfolio................ 0.47%
              Emerging Markets Core Equity Portfolio....... 0.55%

   For the year ended October 31, 2011, the Feeder Funds' and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              Enhanced U.S. Large Company Portfolio*....... 0.15%
              U.S. Large Cap Value Portfolio............... 0.15%
              U.S. Targeted Value Portfolio*............... 0.25%
              U.S. Small Cap Value Portfolio*.............. 0.30%
              U.S. Small Cap Portfolio*.................... 0.32%
              U.S. Micro Cap Portfolio*.................... 0.40%
              International Small Company Portfolio........ 0.40%
              Japanese Small Company Portfolio............. 0.40%
              Asia Pacific Small Company Portfolio......... 0.40%
              United Kingdom Small Company Portfolio....... 0.40%
              Continental Small Company Portfolio.......... 0.40%
              Emerging Markets Portfolio................... 0.40%
              Emerging Markets Small Cap Portfolio......... 0.45%
              Emerging Markets Value Portfolio............. 0.40%

* Effective March 30, 2007, U.S. Targeted Value Portfolio, and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios' assets are managed directly in accordance with the Portfolios' investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series' assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                    PREVIOUSLY
                                                                    RECOVERY       WAIVED FEES/
                                                                 OF PREVIOUSLY   EXPENSES ASSUMED
                                                        EXPENSE   WAIVED FEES/   SUBJECT TO FUTURE
INSTITUTIONAL CLASS SHARES                              LIMITS  EXPENSES ASSUMED     RECOVERY
--------------------------                              ------- ---------------- -----------------
U.S. Targeted Value Portfolio (1)......................  0.50%         --                 --
U.S. Core Equity 1 Portfolio (2).......................  0.23%         --                 --
U.S. Core Equity 2 Portfolio (2).......................  0.26%         --                 --
U.S. Vector Equity Portfolio (2).......................  0.36%         --                 --
International Core Equity Portfolio (2)................  0.49%         --                 --
International Small Company Portfolio (3)..............  0.45%         --                 --
Japanese Small Company Portfolio (3)...................  0.47%         --                 --
Asia Pacific Small Company Portfolio (3)...............  0.47%         --                 --
United Kingdom Small Company Portfolio (3).............  0.47%         --             $   42
Continental Small Company Portfolio (3)................  0.47%         --                 --
DFA International Real Estate Securities Portfolio (2).  0.65%         --                 --
DFA Global Real Estate Securities Portfolio (4)........  0.55%         --              4,924
International Vector Equity Portfolio (2)..............  0.60%         --                 --
World ex U.S. Value Portfolio (8)......................  0.60%         --                159
Emerging Markets Core Equity Portfolio (2).............  0.85%         --                 --

CLASS R1 SHARES
U.S. Targeted Value Portfolio (5)......................  0.62%         --                 --

CLASS R2 SHARES
U.S. Targeted Value Portfolio (6)......................  0.77%         --                 --
Emerging Markets Value Portfolio (7)...................  0.96%         --                 --

(1)The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolios Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(2)The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(3)The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses (not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Fund(s). At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(4)The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio's average net assets on an annualized basis.
(5)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(6)The Advisor has contractually agreed to waive all or a portion of its administration fee and advisory fee and to assume the Portfolio's direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares' annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.
(7)The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to limit the expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets, as listed above.
(8)The Advisor has contractually agreed to waive up to the full amount of the Portfolio's advisory fee of 0.47% to the extent necessary to offset the proportionate share of the advisory fees paid by the Portfolio through its investment in its Master Funds. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the advisory fee that remains payable by the Portfolio (i.e. the advisory fee remaining after the proportionate share of the Master Funds' advisory services fees have been offset the ("Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies) ("Portfolio Expenses") so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis the ("Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses pursuant to this paragraph is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount, the Advisor retains the right to seek reimbursement for the amount of any Remaining Management Fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, the Portfolios have entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                           FEES PAID
                                                           INDIRECTLY
                                                           ----------
           Large Cap International Portfolio..............    $ 2
           International Core Equity Portfolio............      5
           DFA International Real Estate Securities
             Portfolio....................................      1
           DFA International Small Cap Value Portfolio....     10
           International Vector Equity Portfolio..........     --
           Emerging Markets Core Equity Portfolio.........      9

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $221 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

            Enhanced U.S. Large Company Portfolio............. $  5
            U.S. Large Cap Value Portfolio....................  177
            U.S. Targeted Value Portfolio.....................   43
            U.S. Small Cap Value Portfolio....................  175
            U.S. Core Equity 1 Portfolio......................   57
            U.S. Core Equity 2 Portfolio......................  106
            U.S. Vector Equity Portfolio......................   34
            U.S. Small Cap Portfolio..........................   75
            U.S. Micro Cap Portfolio..........................   89
            DFA Real Estate Securities Portfolio..............   56
            Large Cap International Portfolio.................   40
            International Core Equity Portfolio...............  100
            International Small Company Portfolio.............  120
            Japanese Small Company Portfolio..................    4
            Asia Pacific Small Company Portfolio..............    3
            United Kingdom Small Company Portfolio............    1
            Continental Small Company Portfolio...............    3
            DFA International Real Estate Securities Portfolio   18
            DFA Global Real Estate Securities Portfolio.......    9

               DFA International Small Cap Value Portfolio. $192
               International Vector Equity Portfolio.......    7
               World ex U.S. Value Portfolio...............   --
               Emerging Markets Portfolio..................   56
               Emerging Markets Small Cap Portfolio........   29
               Emerging Markets Value Portfolio............  191
               Emerging Markets Core Equity Portfolio......   67

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

                                         U.S. GOVERNMENT    OTHER INVESTMENT
                                           SECURITIES          SECURITIES
                                        ----------------- ---------------------
                                        PURCHASES  SALES  PURCHASES    SALES
                                        --------- ------- ---------- ----------
Enhanced U.S. Large Company Portfolio..  $74,684  $90,741 $  143,799 $  123,188
U.S. Targeted Value Portfolio..........       --       --    796,675    602,756
U.S. Small Cap Value Portfolio.........       --       --  1,020,457  1,408,030
U.S. Core Equity 1 Portfolio...........       --       --    833,527    158,473
U.S. Core Equity 2 Portfolio...........       --       --  1,048,284    482,452
U.S. Vector Equity Portfolio...........       --       --    409,464    186,551
U.S. Small Cap Portfolio...............       --       --  1,020,273    921,078
U.S. Micro Cap Portfolio...............       --       --    490,594    681,852
DFA Real Estate Securities Portfolio...       --       --    274,872     84,248
Large Cap International Portfolio......       --       --    275,848     50,963
International Core Equity Portfolio....       --       --  1,173,778    175,343
DFA International Real Estate
  Securities Portfolio.................       --       --    232,301     75,020
DFA International Small Cap Value
  Portfolio............................       --       --  1,523,493  1,337,433
International Vector Equity Portfolio..       --       --    129,781     42,491
Emerging Markets Core Equity Portfolio.       --       --  1,950,271     60,533

   For the year ended October 31, 2011, the Fund of Funds made the following purchases and sales of Affiliated Investment Companies (amounts in thousands):

                                                    DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                       ---------------------------------------------------------------------
                                                                                               DISTRIBUTIONS
                                       BALANCE AT BALANCE AT                                    OF REALIZED
AFFILIATED INVESTMENT COMPANIES        10/31/2010 10/31/2011 PURCHASES  SALES  DIVIDEND INCOME     GAINS
-------------------------------        ---------- ---------- --------- ------- --------------- -------------
DFA Real Estate Securities Portfolio..  $386,385   $520,990  $149,965  $51,387     $32,576          $--
DFA International Real Estate
  Securities Portfolio................   307,758    346,939   121,578   42,976       5,716           --

                                                           WORLD EX U.S. VALUE PORTFOLIO
                                       ---------------------------------------------------------------------
                                                                                               DISTRIBUTIONS
                                       BALANCE AT BALANCE AT                                    OF REALIZED
AFFILIATED INVESTMENT COMPANY          10/31/2010 10/31/2011 PURCHASES  SALES  DIVIDEND INCOME     GAINS
-----------------------------          ---------- ---------- --------- ------- --------------- -------------
DFA International Small Cap Value
  Portfolio...........................  $  2,692   $  3,724  $  2,463  $   889     $    80          $48

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, net foreign currency gains/losses, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, gains on securities distributed in-kind to redeeming shareholders, expiration of capital loss carryovers and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                       INCREASE       INCREASE
                                                                      (DECREASE)     (DECREASE)
                                                       INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                      (DECREASE)    NET INVESTMENT  NET REALIZED
                                                    PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                    --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio..............    $     (1)       $    515      $    (514)
U.S. Large Cap Value Portfolio.....................          --              (2)             2
U.S. Targeted Value Portfolio......................       2,688          (1,339)        (1,349)
U.S. Small Cap Value Portfolio.....................      17,012          (5,083)       (11,929)
U.S. Core Equity 1 Portfolio.......................          --              (3)             3
U.S. Core Equity 2 Portfolio.......................       5,929          (5,931)             2
U.S. Vector Equity Portfolio.......................          --              (1)             1
U.S. Small Cap Portfolio...........................     133,007          (3,445)      (129,562)
U.S. Micro Cap Portfolio...........................         (16)             18             (2)
DFA Real Estate Securities Portfolio...............       8,423          (9,365)           942
Large Cap International Portfolio..................          --             456           (456)
International Core Equity Portfolio................       4,661          (2,525)        (2,136)
International Small Company Portfolio..............      14,910           7,312        (22,222)
Japanese Small Company Portfolio...................     (19,912)             22         19,890
Asia Pacific Small Company Portfolio...............          --           2,514         (2,514)
United Kingdom Small Company Portfolio.............          --               1             (1)
Continental Small Company Portfolio................          --             (34)            34
DFA International Real Estate Securities Portfolio.       3,681          (1,734)        (1,947)
DFA Global Real Estate Securities Portfolio........         359            (359)            --
DFA International Small Cap Value Portfolio........      13,407          (2,270)       (11,137)
International Vector Equity Portfolio..............         690             (98)          (592)
World ex U.S. Value Portfolio......................          --              (3)             3
Emerging Markets Portfolio.........................       8,187          (3,858)        (4,329)
Emerging Markets Small Cap Portfolio...............       5,540          (3,994)        (1,546)
Emerging Markets Value Portfolio...................      17,436         (13,822)        (3,614)
Emerging Markets Core Equity Portfolio.............       3,697          (7,747)         4,050

   The tax character of dividends and distributions declared and paid during the year ended October 31, 2010 and the year ended October 31, 2011 were as follows (amounts in thousands):

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
Enhanced U.S. Large Company Portfolio
2010.....................................    $  1,589            --    $  1,589
2011.....................................         270            --         270

U.S. Large Cap Value Portfolio
2010.....................................     116,599            --     116,599
2011.....................................     117,051            --     117,051

U.S. Targeted Value Portfolio
2010.....................................      12,576       $     7      12,583
2011.....................................      19,648         6,119      25,767

U.S. Small Cap Value Portfolio
2010.....................................      25,747            --      25,747
2011.....................................      47,016        11,920      58,936

U.S. Core Equity 1 Portfolio
2010.....................................      31,326            --      31,326
2011.....................................      49,822            --      49,822

U.S. Core Equity 2 Portfolio
2010.....................................      53,941            --      53,941
2011.....................................      84,798            --      84,798

U.S. Vector Equity Portfolio
2010.....................................      14,799            --      14,799
2011.....................................      19,719            --      19,719

U.S. Small Cap Portfolio
2010.....................................      21,528            --      21,528
2011.....................................      36,302         2,974      39,276

U.S. Micro Cap Portfolio
2010.....................................      17,526            --      17,526
2011.....................................      23,667            --      23,667

DFA Real Estate Securities Portfolio
2010.....................................      70,908            --      70,908
2011.....................................      40,246            --      40,246

Large Cap International Portfolio
2010.....................................      40,390            --      40,390
2011.....................................      54,107            --      54,107

International Core Equity Portfolio
2010.....................................      83,173            --      83,173
2011.....................................     165,946            --     165,946

                                          NET INVESTMENT
                                              INCOME
                                          AND SHORT-TERM   LONG-TERM
                                          CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                          -------------- ------------- --------
 International Small Company Portfolio
 2010....................................    $ 84,604            --    $ 84,604
 2011....................................     188,546      $  5,851     194,397

 Japanese Small Company Portfolio
 2010....................................       1,845            --       1,845
 2011....................................       2,305            --       2,305

 Asia Pacific Small Company Portfolio
 2010....................................       3,162            --       3,162
 2011....................................       6,964            --       6,964

 United Kingdom Small Company Portfolio
 2010....................................         694            --         694
 2011....................................       1,071            --       1,071

 Continental Small Company Portfolio
 2010....................................       1,863            --       1,863
 2011....................................       3,562            --       3,562

 DFA International Real Estate
   Securities Portfolio
 2010....................................      79,025            --      79,025
 2011....................................     107,338            --     107,338

 DFA Global Real Estate Securities
   Portfolio
 2010....................................      30,971            --      30,971
 2011....................................      41,782            --      41,782

 DFA International Small Cap Value
   Portfolio
 2010....................................     108,095         6,990     115,085
 2011....................................     190,869       143,816     334,685

 International Vector Equity Portfolio
 2010....................................       5,534            54       5,588
 2011....................................      12,224         2,659      14,883

 World ex U.S. Value Portfolio
 2010....................................          --            --          --
 2011....................................       1,025           195       1,220

 Emerging Markets Portfolio
 2010....................................      40,081        42,220      82,301
 2011....................................      45,589       141,595     187,184

 Emerging Markets Small Cap Portfolio
 2010....................................      22,951         1,637      24,588
 2011....................................      36,754        61,095      97,849

                                        NET INVESTMENT
                                            INCOME
                                        AND SHORT-TERM   LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                        -------------- ------------- --------
Emerging Markets Value Portfolio
2010...................................    $190,697      $142,234    $332,931
2011...................................     302,552       486,583     789,135

Emerging Markets Core Equity Portfolio
2010...................................      48,768            --      48,768
2011...................................      89,989            --      89,989

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                           NET INVESTMENT
                                               INCOME
                                           AND SHORT-TERM   LONG-TERM
                                           CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                           -------------- ------------- -------
U.S. Targeted Value Portfolio.............    $ 1,341        $ 1,350    $ 2,691
U.S. Small Cap Value Portfolio............      5,092         11,920     17,012
U.S. Core Equity 2 Portfolio..............      5,929             --      5,929
U.S. Small Cap Portfolio..................      3,506          2,974      6,480
International Core Equity Portfolio.......      4,661             --      4,661
International Small Company Portfolio.....      9,060          5,851     14,911
DFA Global Real Estate Securities
  Portfolio...............................        359             --        359
DFA International Small Cap Value
  Portfolio...............................      8,128          5,279     13,407
International Vector Equity Portfolio.....        450            240        690
Emerging Markets Portfolio................      2,733          5,454      8,187
Emerging Markets Small Cap Portfolio......      2,804          2,736      5,540
Emerging Markets Value Portfolio..........     10,139          7,297     17,436
Emerging Markets Core Equity Portfolio....      3,697             --      3,697

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                       UNDISTRIBUTED                               TOTAL NET
                                       NET INVESTMENT                            DISTRIBUTABLE
                                         INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                         SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                       CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                       -------------- ------------- ------------ -------------
Enhanced U.S. Large Company Portfolio.    $ 1,607             --    $   (71,081)  $   (69,474)
U.S. Large Cap Value Portfolio........     20,925             --     (1,650,834)   (1,629,909)
U.S. Targeted Value Portfolio.........      3,325        $19,803             --        23,128
U.S. Small Cap Value Portfolio........      6,678         89,307             --        95,985
U.S. Core Equity 1 Portfolio..........      8,624             --        (49,208)      (40,584)
U.S. Core Equity 2 Portfolio..........      8,232             --        (15,761)       (7,529)
U.S. Vector Equity Portfolio..........      3,841             --        (36,502)      (32,661)
U.S. Small Cap Portfolio..............      2,512             --             --         2,512
U.S. Micro Cap Portfolio..............      4,373             --        (34,914)      (30,541)
DFA Real Estate Securities Portfolio..     14,586             --       (212,742)     (198,156)
Large Cap International Portfolio.....      8,108             --       (181,257)     (173,149)

                                                    UNDISTRIBUTED                               TOTAL NET
                                                    NET INVESTMENT                            DISTRIBUTABLE
                                                      INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                                                      SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                                                    CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                                                    -------------- ------------- ------------ -------------
International Core Equity Portfolio................    $26,139             --     $ (53,177)    $ (27,038)
International Small Company Portfolio..............     50,896       $108,303            --       159,199
Japanese Small Company Portfolio...................      1,390             --       (72,071)      (70,681)
Asia Pacific Small Company Portfolio...............      4,771             --       (26,779)      (22,008)
United Kingdom Small Company Portfolio.............        376             --        (1,867)       (1,491)
Continental Small Company Portfolio................        261             --       (26,020)      (25,759)
DFA International Real Estate Securities Portfolio.     42,778             --      (156,223)     (113,445)
DFA Global Real Estate Securities Portfolio........      1,187             --        (1,091)           96
DFA International Small Cap Value Portfolio........     61,105        126,205            --       187,310
International Vector Equity Portfolio..............      2,376          6,466            --         8,842
World ex U.S. Value Portfolio......................        211             --        (5,989)       (5,778)
Emerging Markets Portfolio.........................      6,198         90,266            --        96,464
Emerging Markets Small Cap Portfolio...............      7,896         37,075            --        44,971
Emerging Markets Value Portfolio...................     52,913        189,045            --       241,958
Emerging Markets Core Equity Portfolio.............     18,379             --       (33,524)      (15,145)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                    2012   2013   2014   2015   2016      2017     2018    2019     TOTAL
                                   ------ ------ ------ ------ ------- ---------- ------- ------- ----------
Enhanced U.S. Large Company
  Portfolio.......................     --     --     --     -- $71,081         --      --      -- $   71,081
U.S. Large Cap Value Portfolio....     --     --     --     --      -- $1,650,834      --      --  1,650,834
U.S. Core Equity 1 Portfolio......     --     --     --     --      --     49,208      --      --     49,208
U.S. Core Equity 2 Portfolio......     --     --     --     --      --     15,761      --      --     15,761
U.S. Vector Equity Portfolio......     --     --     --     --      --     36,502      --      --     36,502
U.S. Micro Cap Portfolio..........     --     --     --     --      --     34,914      --      --     34,914
DFA Real Estate Securities
  Portfolio.......................     --     --     --     --  82,044     62,969 $44,388 $23,341    212,742
Large Cap International Portfolio.     --     --     --     --  19,004    135,393  14,311  12,549    181,257
International Core Equity
  Portfolio.......................     --     --     --     --      --     53,176      --      --     53,176
Japanese Small Company
  Portfolio....................... $3,801 $3,055 $2,451 $8,004  23,057     13,952  12,208   5,543     72,071
Asia Pacific Small Company
  Portfolio.......................     --     --     --     --  18,518      8,261      --      --     26,779
United Kingdom Small Company
  Portfolio.......................     --     --     --     --      --      1,867      --      --      1,867
Continental Small Company
  Portfolio.......................     --     --     --     --  13,544      7,224   5,252      --     26,020
DFA International Real Estate
  Securities Portfolio............     --     --     --     46  13,446     34,576  38,689  69,466    156,223
DFA Global Real Estate Securities
  Portfolio.......................     --     --     --     --      --         --   1,091      --      1,091
World ex U.S. Value Portfolio.....     --     --     --     --      --         --      --   5,989      5,989
Emerging Markets Core Equity
  Portfolio.......................     --     --     --     --   7,080     26,445      --      --     33,525

   During the year ended October 31, 2011, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                Enhanced U.S. Large Company Portfolio. $ 12,074
                U.S. Large Cap Value Portfolio........  292,231
                U.S. Small Cap Value Portfolio........  111,515
                U.S. Core Equity 1 Portfolio..........   31,942
                U.S. Core Equity 2 Portfolio..........   69,082
                U.S. Vector Equity Portfolio..........   47,040

             U.S. Small Cap Portfolio.................... $202,569
             U.S. Micro Cap Portfolio....................  234,276
             International Core Equity Portfolio.........   26,375
             International Small Company Portfolio.......   75,782
             Asia Pacific Small Company Portfolio........    6,585
             United Kingdom Small Company Portfolio......    1,012
             Continental Small Company Portfolio.........    3,415
             DFA Global Real Estate Securities Portfolio.    1,664
             Emerging Markets Core Equity Portfolio......   20,133

   For the year ended October 31, 2011, Japanese Small Company Portfolio had capital loss carryforward expirations of $19,912 (in thousands).

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                                          NET
                                                                                       UNREALIZED
                                              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
                                              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
                                             ----------- ------------ -------------- --------------
Enhanced U.S. Large Company Portfolio....... $   172,868  $    1,695   $      (151)    $    1,544
U.S. Large Cap Value Portfolio..............   5,970,538   1,710,653      (339,701)     1,370,952
U.S. Targeted Value Portfolio...............   2,749,718     459,698      (208,835)       250,863
U.S. Small Cap Value Portfolio..............   7,373,740   1,540,016    (1,291,049)       248,967
U.S. Core Equity 1 Portfolio................   3,945,152     645,470      (352,182)       293,288
U.S. Core Equity 2 Portfolio................   6,601,298   1,065,896      (769,739)       296,157
U.S. Vector Equity Portfolio................   2,137,916     336,665      (290,690)        45,975
U.S. Small Cap Portfolio....................   4,430,869     929,661      (534,037)       395,624
U.S. Micro Cap Portfolio....................   3,606,245   1,035,410      (703,848)       331,562
DFA Real Estate Securities Portfolio........   3,271,091     945,600      (282,378)       663,222
Large Cap International Portfolio...........   1,845,312     352,176      (281,771)        70,405
International Core Equity Portfolio.........   6,606,103     661,747    (1,142,115)      (480,368)
International Small Company Portfolio.......   5,916,085   1,047,515    (1,136,036)       (88,521)
Japanese Small Company Portfolio............     228,944      72,142      (137,901)       (65,759)
Asia Pacific Small Company Portfolio........     137,887      69,704       (68,285)         1,419
United Kingdom Small Company Portfolio......      32,713      62,603       (61,441)         1,162
Continental Small Company Portfolio.........     121,007      78,934       (82,446)        (3,512)
DFA International Real Estate Securities
 Portfolio..................................   1,355,986     (15,623)     (170,091)      (185,714)
DFA Global Real Estate Securities Portfolio.     728,335     140,678            --        140,678
DFA International Small Cap Value Portfolio.   8,888,974   1,160,025    (2,099,731)      (939,706)
International Vector Equity Portfolio.......     417,330      77,153       (43,853)        33,300
World ex U.S. Value Portfolio...............      45,578       1,450          (111)         1,339
Emerging Markets Portfolio..................   1,351,774   1,064,291      (102,191)       962,100
Emerging Markets Small Cap Portfolio........   1,554,300     454,185      (175,017)       279,168
Emerging Markets Value Portfolio............  13,611,504   2,312,639    (2,110,636)       202,003
Emerging Markets Core Equity Portfolio......   5,414,914   1,068,217      (552,379)       515,838

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio's tax postions and has concluded that no provision for income tax is required in any Portfolios' financial statements. No Portfolio is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder ("the Portfolios"), having 100% investment in their respective master fund, have each made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S) 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code (S)337(a), each of the master funds recognizes no gain or loss and, pursuant to Code (S)332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC (S)332 (c), each of the aforementioned Portfolios has recognized the master fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code
(S)334(b)(1) and (S)1223, each of the Portfolios will maintain each respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

   On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio ("the Portfolio"), having 100% investment in its respective master fund, made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change the Series' federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code (S)337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code (S)332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC (S)332(c), the Portfolio has recognized the Master Fund's deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code (S)334(b)(1) and (S)1223, the Portfolio will maintain its respective master fund's holding period and tax basis in the assets deemed transferred to the respective Portfolio.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

   Certain prior year balances have been reclassified to conform with current year presentation. Such reclassifications impacted the paid-in capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statements of assets and liabilities of International Small Company Portfolio and Emerging Markets Value Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                               YEAR                  YEAR
                                                               ENDED                 ENDED
                                                           OCT. 31, 2011         OCT. 31, 2010
                                                       --------------------  --------------------
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  -------
U.S. TARGETED VALUE PORTFOLIO

Class R1 Shares
   Shares Issued...................................... $     9,612      586  $     7,401      778
   Shares Issued in Lieu of Cash Distributions........         362       23          312       35
   Shares Redeemed....................................      (7,533)    (462)      (5,936)    (632)
   Shares Reduced by Reverse Stock Split..............          --       (2)          --   (1,314)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R1 Shares............ $     2,441      145  $     1,777   (1,133)
                                                       ===========  =======  ===========  =======
Class R2 Shares
   Shares Issued...................................... $     9,524      636  $     5,859      572
   Shares Issued in Lieu of Cash Distributions........          56        4           29        3
   Shares Redeemed....................................      (5,191)    (324)      (3,559)    (360)
   Shares Reduced by Reverse Stock Split..............          --       (7)          --     (159)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $     4,389      309  $     2,329       56
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $   905,224   55,728  $   897,844   63,857
   Shares Issued in Lieu of Cash Distributions........      20,970    1,322       11,187      862
   Shares Redeemed....................................    (731,188) (45,320)    (512,167) (37,960)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $   195,006   11,730  $   396,864   26,759
                                                       ===========  =======  ===========  =======
EMERGING MARKETS VALUE PORTFOLIO

Class R2 Shares
   Shares Issued...................................... $    95,176    3,360  $    34,637   18,214
   Shares Issued in Lieu of Cash Distributions........       2,336       68        6,798    3,947
   Shares Redeemed....................................     (50,507)  (1,599)      (6,985)  (3,724)
   Shares Reduced by Conversion of Shares.............          --  (19,608)          --       --
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Class R2 Shares............ $    47,005  (17,779) $    34,450   18,437
                                                       ===========  =======  ===========  =======
Institutional Class Shares
   Shares Issued...................................... $ 6,396,694  187,544  $ 3,313,583  103,334
   Shares Issued in Lieu of Cash Distributions........     709,030   20,853      265,972    8,765
   Shares Redeemed....................................  (1,754,714) (53,557)  (1,555,298) (49,938)
                                                       -----------  -------  -----------  -------
Net Increase (Decrease) -- Institutional Class Shares. $ 5,351,010  154,840  $ 2,024,257   62,161
                                                       ===========  =======  ===========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of U.S. Targeted Value Portfolio's Class R1 and Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R1 Shares received one share for every 1.469 shares held and each shareholder of Class R2 Shares received one share for every 1.394 shares held. The purpose of the reverse split was to reduce the number of Class R1 Shares and Class R2 Shares, thereby increasing the net asset value of each Class R1 Share and Class R2 Share outstanding in order to more closely align the net asset values with the net asset value of U.S. Targeted Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R1 Shares and Class R2 Shares.

   The Board of Directors/Trustees of DFA Investment Dimensions Group Inc. authorized the conversion of the Class R2 Shares of Emerging Markets Value Portfolio to the Class R2A Shares. The Class R2 Shares of Emerging Markets Value Portfolio ceased to be offered and available for purchase upon the close of business on December 3, 2010. Following the conversion, shareholders and investors purchased and redeemed class R2A Shares of the Portfolio. The value of a shareholder's investment in the Portfolio was not impacted by the conversion, however, a shareholder received fewer Class R2A Shares than the number of Class R2 Shares held at the time of the conversion because the Class R2A Shares has a higher net asset value per share. Effective February 28, 2011, Class R2A Shares were renamed to Class R2 Shares.

   The per share data in the financial highlights prior to the year ended October 31, 2011 have been retroactively restated to reflect the conversion. Additionally, the capital share activity in the Statement of Changes in Net Assets and capital share activity earlier in this note shows the reduction of shares as a result of the conversion.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Portfolios may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

   3. Forward Currency Contracts: Enhanced U.S. Large Company Portfolio may enter into forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions.

At October 31, 2011, Enhanced U.S. Large Company Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

ENHANCED U.S. LARGE COMPANY PORTFOLIO*

                                                                    UNREALIZED
                                                                      FOREIGN
SETTLEMENT CURRENCY                      CONTRACT      VALUE AT      EXCHANGE
DATE        AMOUNT  CURRENCY SOLD         AMOUNT   OCTOBER 31, 2011 GAIN (LOSS)
---------- -------- -------------        --------  ---------------- -----------
 11/22/11  (17,566) Canadian Dollars     $(17,392)     $(17,615)       $(223)
 11/22/11   (3,283) UK Pound Sterling      (5,197)       (5,277)         (80)
 11/22/11   (1,641) Euro                   (2,272)       (2,270)           2
                                         --------      --------        -----
                                         $(24,861)     $(25,162)       $(301)
                                         ========      ========        =====

* During the year ended October 31, 2011, the Portfolio's average cost basis contract amount of forward currency contracts was $(43,328) (in thousands).

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities' prices and to gain exposure to the S&P 500 Index(R) in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2011, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                                    EXPIRATION NUMBER OF  CONTRACT UNREALIZED
                                   DESCRIPTION         DATE    CONTRACTS*  VALUE   GAIN (LOSS)
                               -------------------- ---------- ---------- -------- -----------
Enhanced U.S. Large Company
  Portfolio................... S&P 500 Index(R)     12/16/2011    528     $164,908   $9,412
U.S. Small Cap Value Portfolio Russell 2000(R) Mini 12/16/2011    250       18,483      536

   Securities have been segregated as collateral for open futures contracts.

* During the year ended October 31, 2011, Enhanced U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $158,696 (in thousands). During the year ended October 31, 2011, U.S. Small Cap Value Portfolio had limited activity in futures contracts.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the year ended October 31, 2011.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2011:

                               LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           --------------------------------------------------
  DERIVATIVE TYPE             ASSET DERIVATIVES        LIABILITY DERIVATIVES
  ---------------          ------------------------   -----------------------
  Foreign exchange         Unrealized Gain on         Unrealized Loss on
    contracts              Forward Currency           Forward Currency
                           Contracts                  Contracts

  Equity contracts         Payables: Futures
                           Margin Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2011 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                                   ------------------------
                                    TOTAL VALUE     FOREIGN
                                         AT         EXCHANGE       EQUITY
                                    OCT. 31, 2011  CONTRACTS      CONTRACTS
                                    -------------  ---------      ---------
Enhanced U.S. Large Company
  Portfolio........................    $9,414           $2        $9,412*
U.S. Small Cap Value Portfolio.....       536           --           536*

                                                   LIABILITY DERIVATIVES VALUE
                                                   ---------------------------
                                    TOTAL VALUE     FOREIGN
                                         AT         EXCHANGE       EQUITY
                                    OCT. 31, 2011  CONTRACTS      CONTRACTS
                                    -------------  ---------      ---------
Enhanced U.S. Large Company
Portfolio..........................    $(303)       $(303)             --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the year ended October 31, 2011 (amounts in thousands):

                             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED
 DERIVATIVE TYPE                                 IN INCOME
 ---------------             -------------------------------------------------
 Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency
                             Transactions Change in Unrealized Appreciation
                             (Depreciation) of: Translation of Foreign
                             Currency Denominated Amounts

 Equity contracts            Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2011 (amounts in thousands):

                                                 REALIZED GAIN (LOSS)
                                                    ON DERIVATIVES
                                                 RECOGNIZED IN INCOME
                                                 --------------------
                                                         FOREIGN
                                                        EXCHANGE    EQUITY
                                              TOTAL     CONTRACTS  CONTRACTS
                                              -------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $12,138      $(653)    $12,791
      U.S. Targeted Value Portfolio*........   1,751         --       1,751
      U.S. Small Cap Value Portfolio........    (825)        --        (825)
      U.S. Small Cap Portfolio*.............     929         --         929

                                                 CHANGE IN UNREALIZED
                                             APPRECIATION (DEPRECIATION) ON
                                             DERIVATIVES RECOGNIZED IN INCOME
                                             --------------------------------
                                                         FOREIGN
                                                        EXCHANGE    EQUITY
                                              TOTAL     CONTRACTS  CONTRACTS
                                              -------   ---------  ---------
      Enhanced U.S. Large Company Portfolio. $(1,123)     $(128)    $  (995)
      U.S. Small Cap Value Portfolio........     536         --         536

* As of October 31, 2011, there were no futures contracts outstanding. During the year ended October 31, 2011, the Portfolio had limited activity in futures contracts.

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012.

   For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                               WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                             INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                             ------------- ------------ ------------ -------- ---------------
DFA Global Real Estate Securities Portfolio.     1.93%        $4,770         1          --        $4,770

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                       AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                    ------------- ------------ ------------ -------- ---------------
U.S. Targeted Value Portfolio......................     0.84%       $ 7,444         31        $ 5        $28,441
U.S. Small Cap Value Portfolio.....................     0.87%         4,930         12          1         32,648
U.S. Core Equity 1 Portfolio.......................     0.83%         9,112          2         --         10,178
U.S. Core Equity 2 Portfolio.......................     0.91%         3,840          6          1          7,690
U.S. Vector Equity Portfolio.......................     0.90%         8,110          1         --          8,110
U.S. Small Cap Portfolio...........................     0.88%         4,034         12          1         11,611
U.S. Micro Cap Portfolio...........................     0.86%         5,967         17          2         15,925
DFA Real Estate Securities Portfolio...............     0.91%         3,458         12          1         14,265
Large Cap International Portfolio..................     0.87%         1,966         11          1          3,454
International Core Equity Portfolio................     0.84%         5,682          7          1          9,358
International Small Company Portfolio..............     0.87%         6,458         32          5         18,979
DFA International Real Estate Securities Portfolio.     0.93%        11,492         11          3         19,502
DFA Global Real Estate Securities Portfolio........     0.94%         5,275         19          3         32,769
DFA International Small Cap Value Portfolio........     0.90%         3,280         28          2         13,459
International Vector Equity Portfolio..............     0.85%         1,172         14         --          2,275
World ex U.S. Value Portfolio......................     0.85%            47          5         --            134
Emerging Markets Core Equity Portfolio.............     0.89%         4,819         16          2         10,646

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2011 that each Portfolio's available line of credit was utilized.

   At October 31, 2011, U.S. Core Equity 2 Portfolio and International Small Company Portfolio had loans outstanding in the amounts of $2,097 and $2,643 (in thousands), respectively.

J. SECURITIES LENDING:

   As of October 31, 2011, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. In addition, Emerging Markets Core Equity Portfolio received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $141,140 (in thousands). Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. IN-KIND REDEMPTIONS:

   In accordance with guidelines described in the Portfolios' prospectus, the Portfolios may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

   During the year ended October 31, 2010, U.S. Small Cap Value Portfolio realized net gains of in-kind redemptions in the amount of $56,505 (amount in thousands).

   During the year ended October 31, 2011, U.S. Small Cap Portfolio realized net gains of in-kind redemptions in the amount of $126,527 (amount in thousands).

N. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

O. OTHER:

   At October 31, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
 Enhanced U.S. Large Company Portfolio --
   Institutional Class Shares......................      2             67%
 U.S. Large Cap Value Portfolio -- Institutional
   Class Shares....................................      3             76%
 U.S. Targeted Value Portfolio -- Class R1 Shares..      1             94%
 U.S. Targeted Value Portfolio -- Class R2 Shares..      3             81%
 U.S. Targeted Value Portfolio -- Institutional
   Class Shares....................................      2             58%
 U.S. Small Cap Value Portfolio -- Institutional
   Class Shares....................................      2             52%
 U.S. Core Equity 1 Portfolio -- Institutional
   Class Shares....................................      3             66%
 U.S. Core Equity 2 Portfolio -- Institutional
   Class Shares....................................      3             64%
 U.S. Vector Equity Portfolio -- Institutional
   Class Shares....................................      4             87%
 U.S. Small Cap Portfolio -- Institutional Class
   Shares..........................................      3             53%
 U.S. Micro Cap Portfolio -- Institutional Class
   Shares..........................................      2             56%
 DFA Real Estate Securities Portfolio --
   Institutional Class Shares......................      3             73%
 Large Cap International Portfolio --
   Institutional Class Shares......................      2             71%
 International Core Equity Portfolio --
   Institutional Class Shares......................      2             60%
 International Small Company Portfolio --
   Institutional Class Shares......................      2             46%
 Japanese Small Company Portfolio -- Institutional
   Class Shares....................................      4             71%
 Asia Pacific Small Company Portfolio --
   Institutional Class Shares......................      3             79%
 United Kingdom Small Company Portfolio --
   Institutional Class Shares......................      2             86%
 Continental Small Company Portfolio --
   Institutional Class Shares......................      4             88%
 DFA International Real Estate Securities
   Portfolio -- Institutional Class Shares ........      3             82%
 DFA Global Real Estate Securities Portfolio --
   Institutional Class Shares......................      3             92%
 DFA International Small Cap Value Portfolio --
   Institutional Class Shares......................      2             48%
 International Vector Equity Portfolio --
   Institutional Class Shares......................      3             85%

                                                                  APPROXIMATE
                                                                   PERCENTAGE
                                                     NUMBER OF   OF OUTSTANDING
                                                    SHAREHOLDERS     SHARES
                                                    ------------ --------------
 World ex U.S. Value Portfolio -- Institutional
   Class Shares....................................      4             89%
 Emerging Markets Portfolio -- Institutional Class
   Shares..........................................      3             67%
 Emerging Markets Small Cap Portfolio --
   Institutional Class Shares......................      2             38%
 Emerging Markets Value Portfolio -- Class R2
   Shares..........................................      1             70%
 Emerging Markets Value Portfolio -- Institutional
   Class Shares....................................      2             29%
 Emerging Markets Core Equity Portfolio --
   Institutional Class Shares......................      2             57%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Emerging Markets Core Equity Portfolio and World ex U.S. Value Portfolio (constituting portfolios within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers, and the transfer agent of the investee funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHART

DFA COMMODITY STRATEGY PORTFOLIO VS.
DOW JONES-UBS COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                      DOW JONES-
               DFA        UBS
            COMMODITY  COMMODITY
            STRATEGY  INDEX TOTAL
            PORTFOLIO   RETURN
            --------- -----------
11/9/2010   10,000.00  10,000.00
11/30/2010   9,480.00   9,414.11
12/31/2010  10,464.22  10,420.39
1/31/2011   10,584.27  10,524.91
2/28/2011   10,804.36  10,663.61
3/31/2011   11,009.50  10,883.77
4/30/2011   11,439.87  11,260.68
5/31/2011   10,889.40  10,691.09
6/30/2011   10,337.47  10,151.81
7/31/2011   10,678.04  10,452.48
8/31/2011   10,788.23  10,556.86
9/30/2011    9,186.71   9,001.31
10/31/2011   9,798.49   9,597.04

                                            FROM
                            TOTAL RETURN  11/9/2010
                            ------------  ---------
                                            -2.02%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Dow Jones data provided by Dow Jones Indexes.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

COMMODITY MARKET REVIEW                       12 MONTHS ENDED OCTOBER 31, 2011

   During the period from the Portfolio's inception on November 9, 2010, through fiscal year end, October 31, 2011, commodities initially experienced a period of strong growth erased by sharp drops at both the end of April and September. The commodities market suffered from a troubled Eurozone, a Japanese earthquake, and a series of poor U.S. economic reports. The energy sector, driven by a distressed natural gas market, ended the period slightly negative. The precious metals sector overcame shocks from increases in initial margin requirements on futures contracts to end the period with positive double-digit returns. Wheat dropped dramatically as the global supply levels recovered from a Russian drought and cotton fell from record highs as supplies grew on lowered demand from Chinese manufacturers. The livestock sector produced single digit positive returns.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in a universe of allowable commodity-linked derivative instruments and fixed income investments. The Portfolio gains exposure to commodities markets by investing in derivative instruments, swap agreements, and other commodity-linked instruments.The portfolio pursues commodity exposure based on sector weights of the Dow Jones-UBS Commodity Index Total Return (DJ-UBSCI). In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly-diversified universe of eligible U.S. and foreign fixed income securities with precisely-defined maturity ranges and credit quality characteristics then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. In making these purchase decisions, if the anticipated maturity risk premium is greater for longer-term securities in the eligible maturity range, Dimensional will focus investment in that longer-term area; otherwise, the Portfolio will focus investment in the short-term range of the eligible maturity range.

   From the Portfolio's inception on November 9, 2010, through October 31, 2011, the total return for the Portfolio was -2.02% and -4.03% for the Dow Jones-UBS Commodity Index Total Return. The Portfolio gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 19 commodities found in the Dow Jones-UBS Commodity Index Total Return whose returns for the period range from -31% (wheat) to +26% (unleaded gas). While the Portfolio has derivative exposure to commodities, the majority of the assets were invested in fixed income securities. The fixed income component had a duration of 1.67 years at October 31, 2011. Starting with the first full month the average allocation during the period of the Portfolio was approximately 71% in U.S. and foreign corporate securities, 16% in U.S. government and U.S. government agency securities, 10% in foreign government securities and 3% in supranational securities. The Portfolio's outperformance was primarily due to the structure of the swap contracts in combination with the duration of the fixed income assets. The time of valuation of currency can create differences between the performance of the Portfolio and the Index.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES

                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES


                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/11  10/31/11    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  856.53    0.42%    $1.97
     Hypothetical 5% Annual Return. $1,000.00 $1,023.09    0.42%    $2.14
--------
* DFA Commodity Strategy Portfolio commenced operations on November 9, 2010. The Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                   Corporate..........................  47.3%
                   Government.........................  10.9%
                   Foreign Corporate..................  22.3%
                   Foreign Government.................  16.5%
                   Supranational......................   3.0%
                                                       -----
                                                       100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
BONDS -- (84.7%)
AUSTRALIA -- (2.2%)
BHP Billiton Finance USA, Ltd.
(u) 5.125%, 03/29/12.......................................    525  $   534,730
(u) 5.500%, 04/01/14.......................................    960    1,064,914
Telstra Corp., Ltd.
(u) 6.375%, 04/01/12.......................................  1,250    1,276,694
Westpac Banking Corp., Ltd.
(u) 2.250%, 11/19/12.......................................  2,000    2,029,342
                                                                    -----------
TOTAL AUSTRALIA............................................           4,905,680
                                                                    -----------
AUSTRIA -- (0.9%)
Oesterreichische Kontrollbank AG
(u) 1.375%, 01/21/14.......................................  2,000    2,028,118
                                                                    -----------
CANADA -- (9.7%)
Bank of Nova Scotia
(u) 2.375%, 12/17/13.......................................  2,000    2,064,346
Canadian National Railway Co.
(u) 4.400%, 03/15/13.......................................  1,150    1,204,506
Canadian Natural Resources, Ltd.
(u) 5.150%, 02/01/13.......................................    625      657,532
Encana Corp.
(u) 4.750%, 10/15/13.......................................  1,415    1,497,084
Export Development Canada
(u) 2.375%, 03/19/12.......................................  1,000    1,007,271
Manitoba, Province of Canada
(u) 2.125%, 04/22/13.......................................  1,500    1,534,872
Ontario, Province of Canada
(u) 1.875%, 11/19/12.......................................  1,000    1,013,667
(u) 4.375%, 02/15/13.......................................    600      628,225
(u) 1.375%, 01/27/14.......................................  1,300    1,314,282
(u) 4.100%, 06/16/14.......................................  1,500    1,624,920
Petro-Canada
(u) 4.000%, 07/15/13.......................................    200      208,420
Royal Bank of Canada
(u) 2.250%, 03/15/13.......................................  1,400    1,432,768
(u) 1.125%, 01/15/14.......................................  1,000    1,001,906
Saskatchewan, Province of Canada
(u) 7.375%, 07/15/13.......................................  1,800    1,993,558
Total Capital Canada, Ltd.
(u) 1.625%, 01/28/14.......................................  3,000    3,061,653
TransCanada PipeLines, Ltd.
(u) 4.000%, 06/15/13.......................................  1,525    1,605,447
                                                                    -----------
TOTAL CANADA...............................................          21,850,457
                                                                    -----------

                                                             FACE
                                                            AMOUNT^   VALUE+
                                                            ------- -----------
                                                             (000)
FRANCE -- (3.4%)
Agence Francaise de
  Developpement
(u) 1.250%, 06/09/14.......................................  2,500  $ 2,500,000
BNP Paribas SA
(u) 2.125%, 12/21/12.......................................  1,500    1,483,610
France Telecom SA
(u) 4.375%, 07/08/14.......................................  1,500    1,616,276
Total Capital SA
(u) 5.000%, 05/22/12.......................................  1,500    1,535,252
Veolia Environnement SA
(u) 5.250%, 06/03/13.......................................    425      448,725
                                                                    -----------
TOTAL FRANCE...............................................           7,583,863
                                                                    -----------
GERMANY -- (3.0%)
Deutsche Bank AG
(u) 4.875%, 05/20/13.......................................  1,475    1,527,550
(u) 3.875%, 08/18/14.......................................    250      258,406
Kreditanstalt fuer Wiederaufbau
(u) 1.375%, 07/15/13.......................................  1,700    1,725,087
(u) 4.125%, 10/15/14.......................................  2,000    2,186,244
Landwirtschaftliche Rentenbank AG
(u) 1.875%, 09/24/12.......................................  1,000    1,012,706
                                                                    -----------
TOTAL GERMANY..............................................           6,709,993
                                                                    -----------
JAPAN -- (1.4%)
Japan Finance Corp.
(u) 2.125%, 11/05/12.......................................  3,000    3,051,018
                                                                    -----------
NETHERLANDS -- (1.9%)
Bank Nederlandse Gemeenten NV
(u) 5.000%, 05/16/14.......................................  2,000    2,199,086
Deutsche Telekom International
  Finance BV
(u) 5.250%, 07/22/13.......................................    525      554,946
Diageo Finance BV
(u) 5.500%, 04/01/13.......................................    500      533,183
Nederlandse Waterschapsbank NV
(u) 5.375%, 09/04/12.......................................  1,000    1,039,594
                                                                    -----------
TOTAL NETHERLANDS..........................................           4,326,809
                                                                    -----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                              FACE
                                                             AMOUNT^   VALUE+
                                                             ------- ----------
                                                              (000)
 NORWAY -- (1.3%)
 Eksportfinans ASA
 (u) 1.875%, 04/02/13.......................................  2,800  $2,845,724
                                                                     ----------
 SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (2.9%)
 Asian Development Bank
 (u) 1.625%, 07/15/13.......................................  1,200   1,223,286
 European Investment Bank
 (u) 2.625%, 11/15/11.......................................  1,000   1,000,668
 (u) 1.125%, 08/15/14.......................................  1,000   1,009,837
 Inter-American Development Bank
 (u) 1.750%, 10/22/12.......................................  1,300   1,317,001
 International Bank for Reconstruction & Development
 (u) 2.000%, 04/02/12.......................................  1,000   1,007,816
 Nordic Investment Bank
 (u) 1.625%, 01/28/13.......................................  1,000   1,012,819
                                                                     ----------
 TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS...............          6,571,427
                                                                     ----------
 SWEDEN -- (2.0%)
 Svensk Exportkredit AB
 (u) 3.250%, 09/16/14.......................................  4,200   4,460,845
                                                                     ----------
 SWITZERLAND -- (1.5%)
 Credit Suisse AG
 (u) 5.000%, 05/15/13.......................................  1,275   1,326,917
 (u) 5.500%, 05/01/14.......................................    250     266,608
 UBS AG
 (u) 2.250%, 08/12/13.......................................  1,685   1,680,546
                                                                     ----------
 TOTAL SWITZERLAND..........................................          3,274,071
                                                                     ----------
 UNITED KINGDOM -- (3.2%)
 Barclays Bank P.L.C.
 (u) 5.450%, 09/12/12.......................................  1,000   1,028,158
 BP Capital Markets P.L.C.
 (u) 5.250%, 11/07/13.......................................  1,700   1,838,455
 Diageo Capital P.L.C.
 (u) 5.200%, 01/30/13.......................................  1,175   1,238,855
 Network Rail Infrastructure Finance P.L.C.
 (u) 1.500%, 01/13/14.......................................  3,000   3,050,028
                                                                     ----------
 TOTAL UNITED KINGDOM.......................................          7,155,496
                                                                     ----------

                                                              FACE
                                                             AMOUNT    VALUE+
                                                             ------- ----------
                                                              (000)
 UNITED STATES -- (51.3%)
 3M Co.
     4.375%, 08/15/13....................................... $3,000  $3,207,516
 ACE INA Holdings, Inc.
     5.875%, 06/15/14.......................................  1,250   1,382,409
 Air Products & Chemicals, Inc.
     4.150%, 02/01/13.......................................    500     521,894
 American Express Credit Corp.
     5.875%, 05/02/13.......................................    850     903,913
 Anheuser-Busch InBev Worldwide, Inc.
     2.500%, 03/26/13.......................................    650     665,301
 Archer-Daniels-Midland Co.
     7.125%, 03/01/13.......................................    325     350,589
 Arrow Electronics, Inc.
     6.875%, 07/01/13.......................................    350     376,162
 AT&T, Inc.
     4.950%, 01/15/13.......................................    900     943,818
     6.700%, 11/15/13.......................................    755     838,776
 Avery Dennison Corp.
     4.875%, 01/15/13.......................................    200     207,599
 Baltimore Gas & Electric Co.
     6.125%, 07/01/13.......................................    500     537,684
 Bank of New York Mellon Corp. (The)
     4.500%, 04/01/13.......................................  1,000   1,052,505
     5.125%, 08/27/13.......................................  2,150   2,310,773
 Baxter International, Inc.
     1.800%, 03/15/13.......................................  1,490   1,512,004
 BB&T Corp.
     3.850%, 07/27/12.......................................  1,100   1,125,104
     3.375%, 09/25/13.......................................    750     778,993
 BlackRock, Inc.
     2.250%, 12/10/12.......................................  1,400   1,420,346
 Boeing Capital Corp.
     5.800%, 01/15/13.......................................    950   1,008,827
 Boeing Co. (The)
     1.875%, 11/20/12.......................................    550     558,109
 Bristol-Myers Squibb Co.
     5.250%, 08/15/13.......................................  1,175   1,266,633
 Burlington Northern Santa Fe LLC
     4.300%, 07/01/13.......................................  1,200   1,262,612
 Campbell Soup Co.
     5.000%, 12/03/12.......................................    350     365,776
     4.875%, 10/01/13.......................................    270     290,759
 Capital One Financial Corp.
     4.800%, 02/21/12.......................................    350     353,246
     6.250%, 11/15/13.......................................    150     161,634

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Caterpillar Financial Services Corp.
     2.000%, 04/05/13........................................ $  400 $  406,648
     6.200%, 09/30/13........................................  1,250  1,370,496
 CenterPoint Energy Resources Corp.
     7.875%, 04/01/13........................................    425    462,293
 Charles Schwab Corp. (The)
     4.950%, 06/01/14........................................  1,550  1,703,869
 Chubb Corp. (The)
     5.200%, 04/01/13........................................    525    552,530
 Cisco Systems, Inc.
     1.625%, 03/14/14........................................  1,850  1,884,921
 Citigroup, Inc.
     6.500%, 08/19/13........................................    625    662,091
     6.375%, 08/12/14........................................    250    269,886
 Coca-Cola Co. (The)
     0.750%, 11/15/13........................................  1,075  1,077,993
 Coca-Cola Refreshments USA, Inc.
     3.750%, 03/01/12........................................    450    454,344
 Comcast Cable Communications Holdings, Inc.
     8.375%, 03/15/13........................................    775    850,782
 Computer Sciences Corp.
     5.000%, 02/15/13........................................    850    883,646
 ConocoPhillips
     4.750%, 10/15/12........................................  1,450  1,504,628
 Consolidated Edison Co. of New York, Inc.
     4.875%, 02/01/13........................................    350    367,120
 COX Communications, Inc.
     7.125%, 10/01/12........................................    800    843,483
 CSX Corp.
     5.500%, 08/01/13........................................    425    454,823
 Daimler Finance North America LLC
     6.500%, 11/15/13........................................  1,300  1,425,227
 Dell, Inc.
     4.700%, 04/15/13........................................  1,140  1,202,908
     2.100%, 04/01/14........................................    500    512,875
 Dominion Resources, Inc.
     5.000%, 03/15/13........................................    425    447,345
 Dow Chemical Co. (The)
     6.000%, 10/01/12........................................    325    339,064
 Dr. Pepper Snapple Group, Inc.
     2.350%, 12/21/12........................................    600    609,095

                                                               FACE
                                                              AMOUNT   VALUE+
                                                              ------ ----------
                                                              (000)
 UNITED STATES -- (Continued)
 Duke Energy Ohio, Inc.
     5.700%, 09/15/12........................................ $  425 $  442,900
 E.I. Du Pont de Nemours & Co.
     4.750%, 11/15/12........................................    350    364,710
 eBay, Inc.
     0.875%, 10/15/13........................................  1,435  1,439,520
 Emerson Electric Co.
     5.625%, 11/15/13........................................  1,200  1,309,511
 Energy Transfer Partners LP
     6.000%, 07/01/13........................................    425    452,179
 Enterprise Products Operating LLC
     7.625%, 02/15/12........................................    650    660,684
     5.600%, 10/15/14........................................    666    734,202
 EOG Resources, Inc.
     6.125%, 10/01/13........................................  1,410  1,546,097
 Exelon Generation Co. LLC
     5.350%, 01/15/14........................................  1,100  1,176,014
 Express Scripts, Inc.
     5.250%, 06/15/12........................................    425    435,689
 Fifth Third Bancorp
     6.250%, 05/01/13........................................    875    928,256
 General Dynamics Corp.
     4.250%, 05/15/13........................................    920    970,274
 General Electric Capital Corp.
     2.800%, 01/08/13........................................  2,000  2,040,180
     2.100%, 01/07/14........................................    600    606,815
 General Electric Co.
     5.000%, 02/01/13........................................  1,000  1,048,667
 General Mills, Inc.
     6.000%, 02/15/12........................................    425    431,265
 Georgia Power Co.
     6.000%, 11/01/13........................................    825    906,047
 GlaxoSmithKline Capital, Inc.
     4.850%, 05/15/13........................................  1,300  1,384,985
 Goldman Sachs Group, Inc.(The)
     5.250%, 10/15/13........................................  1,500  1,563,090
 Hess Corp.
     7.000%, 02/15/14........................................    175    195,713
 Hewlett-Packard Co.
     1.250%, 09/13/13........................................  1,500  1,506,561
 HSBC Finance Corp.
     4.750%, 07/15/13........................................  1,775  1,850,528
 International Business Machines Corp.
     2.100%, 05/06/13........................................  1,270  1,299,296
 John Deere Capital Corp.
     1.875%, 06/17/13........................................  1,525  1,561,283

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT         VALUE+
                                                  ------       ----------
                                                  (000)
UNITED STATES -- (Continued)
KeyCorp
    6.500%, 05/14/13............................. $1,000       $1,069,500
Kimberly-Clark Corp.
    5.000%, 08/15/13.............................  1,000        1,069,921
Kinder Morgan Energy Partners LP
    7.125%, 03/15/12.............................    425          433,620
    5.850%, 09/15/12.............................  1,000        1,035,432
Kraft Foods, Inc.
    6.250%, 06/01/12.............................    555          572,522
Kroger Co. (The)
    5.500%, 02/01/13.............................    640          671,480
MetLife, Inc.
    5.375%, 12/15/12.............................  1,125        1,173,568
    2.375%, 02/06/14.............................    420          430,845
Microsoft Corp.
    0.875%, 09/27/13.............................  1,300        1,313,358
National Rural Utilities Cooperative Finance
  Corp.
    7.250%, 03/01/12.............................    283          289,187
Nestle Holdings, Inc.
    2.000%, 01/28/13.............................  2,000        2,036,752
NextEra Energy Capital Holdings, Inc.
    2.550%, 11/15/13.............................    750          765,529
Northern Trust Corp.
    5.500%, 08/15/13.............................  1,343        1,456,731
Nucor Corp.
    4.875%, 10/01/12.............................    440          455,172
Occidental Petroleum Corp.
    1.450%, 12/13/13.............................  1,000        1,018,608
Paccar Financial Corp.
    2.050%, 06/17/13.............................    300          305,679
Packaging Corp. of America
    5.750%, 08/01/13.............................    525          563,149
PepsiCo, Inc.
    0.875%, 10/25/13.............................  1,685        1,686,088
Philip Morris International, Inc.
    4.875%, 05/16/13.............................  1,425        1,509,816
    6.875%, 03/17/14.............................    100          113,821
Pitney Bowes, Inc.
    3.875%, 06/15/13.............................    450          465,961
PNC Funding Corp.
    5.400%, 06/10/14.............................  1,600        1,757,079
Praxair, Inc.
    6.375%, 04/01/12.............................    425          435,076
    2.125%, 06/14/13.............................  1,000        1,022,356

                                                   FACE
                                                  AMOUNT         VALUE+
                                                  ------       ----------
                                                  (000)
UNITED STATES -- (Continued)
Principal Financial Group, Inc.
    7.875%, 05/15/14............................. $1,158       $1,316,991
Prudential Financial, Inc.
    5.800%, 06/15/12.............................    350          358,483
    3.625%, 09/17/12.............................    300          306,658
    4.500%, 07/15/13.............................    100          104,994
Reynolds American, Inc.
    7.250%, 06/01/13.............................    900          977,982
Ryder System, Inc.
    5.000%, 06/15/12.............................    525          537,509
Safeway, Inc.
    5.800%, 08/15/12.............................    425          439,908
Sara Lee Corp.
    3.875%, 06/15/13.............................    650          673,371
Spectra Energy Capital LLC
    5.668%, 08/15/14.............................    380          415,840
St. Jude Medical, Inc.
    2.200%, 09/15/13.............................    425          433,308
State Street Corp.
    4.300%, 05/30/14.............................  1,400        1,512,792
SunTrust Banks, Inc.
    5.250%, 11/05/12.............................    525          541,233
Target Corp.
    4.000%, 06/15/13.............................  1,200        1,264,784
Texas Instruments, Inc.
    0.875%, 05/15/13.............................    700          702,075
Time Warner Cable, Inc.
    6.200%, 07/01/13.............................    425          459,528
Toyota Motor Credit Corp.
    1.375%, 08/12/13.............................  2,900        2,936,418
Travelers Property Casualty Corp.
    5.000%, 03/15/13.............................  1,400        1,469,295
Unilever Capital Corp.
    3.650%, 02/15/14.............................  1,275        1,357,433
Union Bank NA
    2.125%, 12/16/13.............................  1,400        1,419,292
United Technologies Corp.
    6.100%, 05/15/12.............................    250          257,091
UnitedHealth Group, Inc.
    5.000%, 08/15/14.............................  1,170        1,278,371
Valero Energy Corp.
    6.875%, 04/15/12.............................    875          897,776
Verizon Communications, Inc.
    4.350%, 02/15/13.............................    750          783,800
    5.250%, 04/15/13.............................    775          824,476
Wal-Mart Stores, Inc.
    1.625%, 04/15/14.............................  4,300        4,409,469

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                           FACE
                                                          AMOUNT       VALUE+
                                                        ----------- ------------
                                                           (000)
UNITED STATES -- (Continued)
Walt Disney Co. (The)
    4.700%, 12/01/12................................... $       725 $    758,638
Waste Management, Inc.
    6.375%, 11/15/12...................................         425      448,783
                                                                    ------------
TOTAL UNITED STATES....................................              115,081,063
                                                                    ------------
TOTAL BONDS............................................              189,844,564
                                                                    ------------
AGENCY OBLIGATIONS -- (4.5%)
Federal Home Loan Bank
    0.875%, 12/27/13...................................       1,500    1,512,556
Federal Home Loan Mortgage Corporation
    1.375%, 02/25/14...................................       2,000    2,039,352
Federal National Mortgage Association
    2.750%, 03/13/14...................................       3,700    3,897,436
Tennessee Valley Authority
    6.000%, 03/15/13...................................       2,400    2,584,291
                                                                    ------------
TOTAL AGENCY OBLIGATIONS...............................               10,033,635
                                                                    ------------
U.S. TREASURY OBLIGATIONS -- (5.9%)
U.S. Treasury Note
^^@@  0.625%, 12/31/12.................................      13,200   13,267,030
                                                                    ------------

                                                          SHARES/
                                                           FACE
                                                          AMOUNT
                                                        -----------
                                                           (000)
TEMPORARY CASH INVESTMENTS -- (4.9%)
Citibank-US Dollars on Deposit in Custody Account......  11,001,450   11,001,450
                                                                    ------------

                                                                       VALUE+
                                                                    ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $223,287,867)..................................             $224,146,679
                                                                    ============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                                ----------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                  LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                                ----------- ------------  ------- ------------
Bonds..........................          -- $189,844,564    --    $189,844,564
Agency Obligations.............          --   10,033,635    --      10,033,635
U.S. Treasury Obligations......          --   13,267,030    --      13,267,030
Temporary Cash Investments..... $11,001,450           --    --      11,001,450
Swap Agreements**..............               (2,069,150)   --      (2,069,150)
Futures Contracts**............      37,476           --    --          37,476
                                ----------- ------------    --    ------------
TOTAL.......................... $11,038,926 $211,076,079    --    $222,115,005
                                =========== ============    ==    ============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment.

              See accompanying Notes to Schedules of Investments.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value............................................. $    213,145
Temporary Cash Investments at Value & Cost.......................       11,002
Cash.............................................................        2,557
Receivables:
   Investment Securities Sold....................................          792
   Due From Broker...............................................        2,583
   Interest......................................................        1,927
   Fund Shares Sold..............................................        1,085
Prepaid Expenses and Other Assets................................           13
Deferred Offering Costs..........................................            1
                                                                  ------------
       Total Assets..............................................      233,105
                                                                  ------------
LIABILITIES:
Payables:
   Fund Shares Redeemed..........................................          153
   Due to Advisor................................................           55
   Futures Margin Variation......................................           10
Unrealized Loss on Swap Contracts................................        2,069
Accrued Expenses and Other Liabilities...........................           37
                                                                  ------------
       Total Liabilities.........................................        2,324
                                                                  ------------
NET ASSETS....................................................... $    230,781
                                                                  ============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..........................   23,612,416
                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE......... $       9.77
                                                                  ============
Investments at Cost.............................................. $    212,286
                                                                  ------------
NET ASSETS CONSIST OF:
Paid-In Capital.................................................. $    231,579
Undistributed Net Investment Income (Distributions in Excess of
  Net Investment Income).........................................          231
Accumulated Net Realized Gain (Loss).............................          144
Net Unrealized Appreciation (Depreciation).......................       (1,173)
                                                                  ------------
NET ASSETS....................................................... $    230,781
                                                                  ============
(1) NUMBER OF SHARES AUTHORIZED..................................  100,000,000
                                                                  ============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

            FOR THE PERIOD NOVEMBER 9, 2010(a) TO OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Interest.......................................................... $  1,921
                                                                      --------
          Total Investment Income....................................    1,921
                                                                      --------
EXPENSES
   Investment Advisory Services Fees.................................      625
   Accounting & Transfer Agent Fees..................................       47
   Custodian Fees....................................................        7
   Filing Fees.......................................................       31
   Shareholders' Reports.............................................        9
   Directors'/Trustees' Fees & Expenses..............................        1
   Professional Fees.................................................       10
   Organizational & Offering Costs...................................      189
   Other.............................................................        1
                                                                      --------
          Total Expenses.............................................      920
                                                                      --------
   Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees
     Recovered by Advisor (Note D)...................................     (104)
   Fees Paid Indirectly..............................................       (1)
                                                                      --------
   Net Expenses......................................................      815
                                                                      --------
   NET INVESTMENT INCOME (LOSS)......................................    1,106
                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold....................................      227
       Futures.......................................................   (1,328)
       Swap Contracts................................................  (10,020)
   Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.........................................      859
       Futures.......................................................       37
       Swap Contracts................................................   (2,069)
                                                                      --------
   NET REALIZED AND UNREALIZED GAIN (LOSS)...........................  (12,294)
                                                                      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...... $(11,188)
                                                                      ========
--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  PERIOD
                                                            NOVEMBER 9, 2010(a)
                                                            TO OCTOBER 31, 2011
                                                            -------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)............................      $  1,106
   Net Realized Gain (Loss) on:
       Investment Securities Sold..........................           227
       Futures.............................................        (1,328)
       Swap Contracts......................................       (10,020)
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities...............................           859
       Futures.............................................            37
       Swap Contracts......................................        (2,069)
                                                                 --------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations......................       (11,188)
                                                                 --------
Distributions From:
   Net Investment Income:
       Institutional Shares................................          (574)
                                                                 --------
          Total Distributions..............................          (574)
                                                                 --------
Capital Share Transactions (1):
   Shares Issued...........................................       278,288
   Shares Issued in Lieu of Cash Distributions.............           559
   Shares Redeemed.........................................       (36,304)
                                                                 --------
       Net Increase (Decrease) from Capital Share
         Transactions......................................       242,543
                                                                 --------
       Total Increase (Decrease) in Net Assets.............       230,781
NET ASSETS
   Beginning of Period.....................................            --
                                                                 --------
   End of Period...........................................      $230,781
                                                                 ========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued...........................................        27,085
   Shares Issued in Lieu of Cash Distributions.............            52
   Shares Redeemed.........................................        (3,525)
                                                                 --------
          Net Increase (Decrease) from Shares
            Issued and Redeemed............................        23,612
                                                                 ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS
  IN EXCESS OF NET INVESTMENT INCOME)......................      $    231
--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                              PERIOD
                                                        NOVEMBER 9, 2010(a)
                                                                TO
                                                           OCT. 31, 2011
                                                        -------------------
Net Asset Value, Beginning of Period...................      $  10.00
                                                             --------
Income from Investment Operations
   Net Investment Income (Loss)(A).....................          0.07
   Net Gains (Losses) on Securities (Realized and
     Unrealized).......................................         (0.27)
                                                             --------
       Total from Investment Operations................         (0.20)
                                                             --------
Less Distributions
   Net Investment Income...............................         (0.03)
                                                             --------
       Total Distributions.............................         (0.03)
                                                             --------
Net Asset Value, End of Period.........................      $   9.77
                                                             ========
Total Return...........................................         (2.02)%(C)
                                                             --------
Net Assets, End of Period (thousands)..................      $230,781
Ratio of Expenses to Average Net Assets................          0.47%(B)(E)(D)
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses and/or Recovery
  of Previously Waived Fees and Fees Paid Indirectly)..          0.53%(B)(E)(D)
Ratio of Net Investment Income to Average Net Assets...          0.64%(B)(E)(D)
Portfolio Turnover Rate................................            50%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund offers sixty operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining portfolios are presented in separate reports.

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the Investment Company Act of 1940, as amended.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

    .  Level 1 - quoted prices in active markets for identical securities

    . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

    . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments

   Debt Securities held by the Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These valuations are classified as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap contracts generally are valued at a price at which the counterparties to such contracts would repurchase the instrument or terminate the contracts. These valuations are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolio did not have any significant transfers between Level 1 and Level 2 during the period ended October 31, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting rules relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Porfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   As of October 31, 2011, the Portfolio held $43,496,161 in the Subsidiary, representing 18.66% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Portfolio. For the period ended October 31, 2011, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio to the extent necessary to limit the ordinary operating expenses of the Portfolio (not including expenses incurred through an investment in unaffiliated investment companies) ("Portfolio Expenses") so that such Portfolio expenses do not exceed 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date. At October 31, 2011, there were no previously waived fees subjected to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the period ended October 31, 2011, approximately $104 (in thousands) of the Subsidiary management fees was waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the period ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $1

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $221 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

             DFA Commodity Strategy Portfolio.................. $--

F. PURCHASES AND SALES OF SECURITIES:

   For the period ended October 31, 2011, the Portfolio made the following purchases and sales of investments securities, other than short-term securities (amounts in thousands):

                                             U.S. GOVERNMENT  OTHER INVESTMENT
                                               SECURITIES        SECURITIES
                                            ----------------- -----------------
                                            PURCHASES  SALES  PURCHASES  SALES
                                            --------- ------- --------- -------
                                            $193,041. $56,939  $42,797  $29,550

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes and non-deductible offering costs, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.    $(10,964)        $(301)        $11,265

   The Portfolio commenced operations on November 9, 2010 and did not pay any distributions for the period ended October 31, 2010.

   The tax character of dividends and distributions declared and paid during the period ended October 31, 2011 was as follows (amounts in thousands):

                                             NET INVESTMENT
                                                 INCOME
                                             AND SHORT-TERM   LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS TOTAL
                                             -------------- ------------- -----
DFA Commodity Strategy Portfolio 2011.......      $636           --       $636

   At October 31, 2011, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                             NET INVESTMENT
                                                 INCOME
                                             AND SHORT-TERM   LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS TOTAL
                                             -------------- ------------- -----
DFA Commodity Strategy Portfolio............      $62            --        $62

   At October 31, 2011 the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                        UNDISTRIBUTED                               TOTAL NET
                        NET INVESTMENT                            DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED   CAPITAL      EARNINGS
                          SHORT-TERM     LONG-TERM       LOSS     (ACCUMULATED
                        CAPITAL GAINS  CAPITAL GAINS CARRYFORWARD    LOSSES)
                        -------------- ------------- ------------ -------------
DFA Commodity Strategy
  Portfolio............      $503           --            --          $503

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolio did not have any capital loss carryforwards.

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                         NET
                                                      UNREALIZED
               FEDERAL   UNREALIZED    UNREALIZED    APPRECIATION
               TAX COST APPRECIATION (DEPRECIATION) (DEPRECIATION)
               -------- ------------ -------------- --------------
               $223,288    $1,001        $(142)          $859

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Portfolio's tax position and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Master Funds may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary". The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary.

   2. Commodity-Linked Derivatives: The DFA Commodity Strategy Portfolio invests in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   3. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and to the extent the Portfolio may invest in foreign currency-denominated securities, may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. An investment in a commodity swap agreement, for example, may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty beyond any collateral received. The types of swap agreements in which the Portfolio invests do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss is limited to the net amount of interest payments that the Portfolio is contractually obligated to make.

   4. Commodity-Linked Notes: The Portfolio may gain exposure to the commodities markets through commodity-linked structured notes, swap agreements and commodity futures and options. These instruments have one or more commodity-dependent components. They are derivative instruments because at least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index, or other readily measurable economic variable. The Portfolio may invest, either directly or though investments in Dimensional Cayman Commodity Fund I, LTD. (a wholly-owned subsidiary of the Portfolio, the "Subsidiary") in commodity-linked structured notes, futures and swap agreements whose performance is linked to individual commodities or commodity indices and options on them.

   Some of the commodity-linked notes in which the Portfolio invests may involve leverage. Economic leverage occurs when an investor has the right to a return on an investment that exceeds the return that the investor would expect to receive based on the amount contributed to the investment. Economically leveraged derivative instruments can increase the gain or the loss associated with changes in the value of the underlying instrument.

   Commodity-linked structured notes and certain other commodity-linked instruments may be principal protected, partially protected, or offer no principal protection. A principal protected hybrid instrument means that the issuer will pay, at a minimum, the par value of the note at maturity. Partially protected commodity-linked instruments may suffer some loss of principal if the underlying commodity index, futures contract, or economic variable to which the commodity-linked instrument is linked declines in value during the term of the commodity-linked instrument. The Portfolio also may invest in commodity-linked instruments that offer no principal protection. At maturity, there is a risk that the underlying commodity index, futures contract, or other economic variable may have declined sufficiently in value such that some or all of the face value of the instrument might not be returned.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   The Portfolio is required to segregate with its futures commission merchant an amount of cash or securities acceptable to the broker equal to approximately 1% to 10% of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price and subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change would be reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At October 31, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED
            DESCRIPTION                 DATE    CONTRACTS*  VALUE   GAIN (LOSS)
 ----------------------------------  ---------- ---------- -------- -----------
 CBT Wheat Futures                    03/16/12      4        $133       $(1)
 Copper Futures                       03/30/12      2         183        (2)
 Corn Futures                         03/16/12      7         231        --
 Gold 100oz Futures                   02/29/12      2         345        (2)
 Live Cattle Futures                  03/09/12      3         146        (1)
 LME Prime Aluminum Futures           12/21/11      2         111        --
 Natural Gas Futures                  01/31/12      8         324         7

                                     EXPIRATION NUMBER OF  CONTRACT UNREALIZED
 DESCRIPTION                            DATE    CONTRACTS*  VALUE   GAIN (LOSS)
 -----------                         ---------- ---------- -------- -----------
 Soybean Futures                      01/18/12      4       $  243      $ 7
 WTI Crude Oil Futures                01/31/12      4          372       29
                                                            ------      ---
                                                            $2,088      $37
                                                            ======      ===

   Dimensional Cayman Commodity Fund I, LTD. securities have been segregated as collateral for open futures contracts.

* During the period ended October 31, 2011 the Dimensional Cayman Commodity Fund I, LTD.'s average notional contract amount of outstanding futures contracts was $3,700 (in thousands).

   At October 31, 2011, Dimensional Cayman Commodity Fund I, LTD. had the following outstanding commodity index total return swaps (dollar amounts in thousands):

                                                                   UNREALIZED
                                         EXPIRATION     NOTIONAL  APPRECIATION
COUNTERPARTY                                DATE        AMOUNT*  (DEPRECIATION)
------------                             ---------- --- -------- --------------
Citibank, N.A.                            11/28/11  USD $ 91,741    $  (828)
Deutsche Bank AG, London Branch           11/28/11  USD   80,137       (725)
UBS AG                                    11/28/11  USD   57,040       (516)
                                                        --------    -------
                                                        $228,918    $(2,069)
                                                        ========    =======

* During the period ended October 31, 2011 the Portfolio's average notional value of outstanding swap contracts was $172,187 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios' derivative instrument holdings for the period ended October 31, 2011.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2011:

                       LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                       -----------------------------------------------------
DERIVATIVE TYPE        ASSET DERIVATIVES              LIABILITY DERIVATIVES
---------------          ------------------   -       ---------------------
Commodity contracts    Payables: Futures
                       Margin Variation
Other contracts                                        Unrealized Loss
                                                       on Swap Contracts

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2011 (amounts in thousands):

                                             ASSET DERIVATIVES VALUE LIABILITY DERIVATIVES VALUE
                                             ----------------------- ---------------------------
                                TOTAL VALUE
                                    AT              COMMODITY                   OTHER
                               OCT. 31, 2011        CONTRACTS                 CONTRACTS
                               ------------- ----------------------- ---------------------------
Dimensional Cayman Commodity
  Fund I, LTD.................    $(2,032)             $37*                    $(2,069)

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings through the period ended October 31, 2011 (amounts in thousands):

                             LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED
DERIVATIVE TYPE                                  IN INCOME
---------------              --------------------------------------------------
Commodity contracts          Net Realized Gain (Loss) on: Futures Change in
                             Unrealized Appreciation (Depreciation) of: Futures

Other contracts              Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the period ended October 31, 2011 (amounts in thousands):

                                                   REALIZED GAIN (LOSS)
                                                      ON DERIVATIVES
                                                   RECOGNIZED IN INCOME
                                               -------------------------------
                                                          COMMODITY    OTHER
                                                 TOTAL    CONTRACTS  CONTRACTS
                                               --------   ---------  ---------
   Dimensional Cayman Commodity Fund I, LTD... $(11,348)   $(1,328)  $(10,020)

                                                   CHANGE IN UNREALIZED
                                               APPRECIATION (DEPRECIATION) ON
                                               DERIVATIVES RECOGNIZED IN INCOME
                                               -------------------------------
                                                          COMMODITY    OTHER
                                                 TOTAL    CONTRACTS  CONTRACTS
                                               --------   ---------  ---------
   Dimensional Cayman Commodity Fund I, LTD... $ (2,032)   $    37   $ (2,069)

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2011.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

L. OTHER:

   At October 31, 2011, two shareholders held 84% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

   DFA Commodity Strategy Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF DFA COMMODITY STRATEGY PORTFOLIO AND ITS SUBSIDIARY AND BOARD OF DIRECTORS OF DFA INVESTMENT DIMENSIONS GROUP INC.:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio and its subsidiary (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2011 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS

DFA INTERNATIONAL VALUE PORTFOLIO CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                  DFA
             INTERNATIONAL      MSCI
                 VALUE        WORLD EX
            PORTFOLIO--CLASS USA INDEX
                   R2        (NET DIV.)
            ---------------- ----------
4/30/2008      10,000.00     10,000.00
5/31/2008      10,000.00     10,151.75
6/30/2008       9,005.63      9,362.32
7/31/2008       8,751.65      9,029.15
8/31/2008       8,381.27      8,679.97
9/30/2008       7,404.32      7,426.77
10/31/2008      5,537.15      5,881.85
11/30/2008      5,193.76      5,562.88
12/31/2008      5,593.53      5,856.13
1/31/2009       4,819.37      5,309.71
2/28/2009       4,219.68      4,772.20
3/31/2009       4,685.54      5,086.67
4/30/2009       5,539.45      5,742.64
5/31/2009       6,360.51      6,468.89
6/30/2009       6,268.44      6,401.90
7/31/2009       7,006.57      7,003.02
8/31/2009       7,404.03      7,338.64
9/30/2009       7,788.56      7,641.43
10/31/2009      7,467.38      7,518.76
11/30/2009      7,685.32      7,704.79
12/31/2009      7,769.19      7,827.61
1/31/2010       7,316.28      7,460.70
2/28/2010       7,339.51      7,453.22
3/31/2010       7,920.50      7,933.01
4/30/2010       7,780.93      7,814.73
5/31/2010       6,873.74      6,952.37
6/30/2010       6,750.52      6,851.80
7/31/2010       7,583.77      7,485.08
8/31/2010       7,209.41      7,261.35
9/30/2010       7,990.20      7,957.91
10/31/2010      8,258.57      8,241.40
11/30/2010      7,836.12      7,892.38
12/31/2010      8,567.30      8,527.89
1/31/2011       8,930.68      8,711.60
2/28/2011       9,224.18      9,034.62
3/31/2011       8,966.26      8,853.63
4/30/2011       9,442.59      9,335.82
5/31/2011       9,097.02      9,059.06
6/30/2011       8,968.49      8,930.04
7/31/2011       8,679.03      8,782.73
8/31/2011       7,744.22      8,040.21
9/30/2011       6,896.00      7,232.79
10/31/2011      7,554.58      7,936.21

                                               ONE     FROM
                 AVERAGE ANNUAL TOTAL RETURN   YEAR  4/30/2008
                 ---------------------------  -----  ---------
                                              -8.53%   -7.69%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved

DFA INTERNATIONAL VALUE PORTFOLIO INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                 DFA
            INTERNATIONAL
                VALUE        MSCI
             PORTFOLIO-    WORLD EX
            INSTITUTIONAL USA INDEX
                CLASS     (NET DIV.)
            ------------- ----------
10/31/2001    10,000.00   10,000.00
11/30/2001    10,362.17   10,393.05
12/31/2001    10,405.52   10,459.69
1/31/2002     10,175.21    9,927.67
2/28/2002     10,290.36    9,988.19
3/31/2002     10,928.93   10,519.13
4/30/2002     11,295.32   10,581.25
5/31/2002     11,672.18   10,719.90
6/30/2002     11,344.01   10,283.85
7/31/2002     10,181.06    9,261.52
8/31/2002     10,170.49    9,247.14
9/30/2002      8,961.37    8,266.41
10/31/2002     9,216.50    8,700.64
11/30/2002     9,769.28    9,101.20
12/31/2002     9,518.51    8,807.06
1/31/2003      9,198.02    8,471.49
2/28/2003      9,016.41    8,304.50
3/31/2003      8,794.46    8,144.45
4/30/2003      9,757.35    8,926.06
5/31/2003     10,495.57    9,479.67
6/30/2003     10,833.22    9,709.96
7/31/2003     11,321.21    9,932.72
8/31/2003     11,614.00   10,188.84
9/30/2003     12,059.61   10,494.52
10/31/2003    13,006.52   11,151.70
11/30/2003    13,278.63   11,404.48
12/31/2003    14,270.65   12,278.97
1/31/2004     14,632.07   12,449.94
2/29/2004     15,070.15   12,736.28
3/31/2004     15,304.54   12,800.04
4/30/2004     14,844.42   12,464.99
5/31/2004     14,986.84   12,523.26
6/30/2004     15,606.98   12,812.46
7/31/2004     15,031.41   12,421.74
8/31/2004     15,219.58   12,473.38
9/30/2004     15,705.82   12,836.97
10/31/2004    16,306.89   13,298.30
11/30/2004    17,509.04   14,182.70
12/31/2004    18,380.42   14,781.87
1/31/2005     18,189.54   14,490.86
2/28/2005     18,908.14   15,135.50
3/31/2005     18,435.37   14,791.94
4/30/2005     17,873.66   14,414.77
5/31/2005     17,896.13   14,441.06
6/30/2005     18,178.02   14,677.11
7/31/2005     18,986.18   15,151.11
8/31/2005     19,612.23   15,569.39
9/30/2005     20,159.53   16,279.93
10/31/2005    19,850.79   15,753.88
11/30/2005    20,205.27   16,171.07
12/31/2005    21,187.12   16,920.86
1/31/2006     22,630.90   17,991.10
2/28/2006     22,842.18   17,930.68
3/31/2006     23,804.70   18,499.33
4/30/2006     25,001.98   19,383.92
5/31/2006     23,992.51   18,647.48
6/30/2006     23,828.07   18,623.47
7/31/2006     24,197.22   18,797.96
8/31/2006     25,018.88   19,332.22
9/30/2006     25,369.06   19,316.65
10/31/2006    26,489.34   20,080.04
11/30/2006    27,356.66   20,678.14
12/31/2006    28,421.80   21,271.04
1/31/2007     28,950.17   21,400.80
2/28/2007     28,925.60   21,572.00
3/31/2007     29,852.73   22,124.75
4/30/2007     31,352.74   23,131.37
5/31/2007     32,422.42   23,645.05
6/30/2007     32,185.65   23,668.78
7/31/2007     31,286.40   23,341.60
8/31/2007     30,924.20   23,003.73
9/30/2007     32,533.65   24,310.66
10/31/2007    34,103.20   25,367.46
11/30/2007    32,031.39   24,375.45
12/31/2007    31,333.30   23,917.24
1/31/2008     28,795.20   21,760.83
2/29/2008     28,421.57   22,155.18
3/31/2008     28,763.38   21,838.92
4/30/2008     30,040.32   23,052.85
5/31/2008     30,053.22   23,402.67
6/30/2008     27,069.62   21,582.81
7/31/2008     26,303.37   20,814.76
8/31/2008     25,193.64   20,009.79
9/30/2008     22,253.20   17,120.81
10/31/2008    16,669.96   13,559.35
11/30/2008    15,646.36   12,824.03
12/31/2008    16,816.00   13,500.05
1/31/2009     14,499.79   12,240.40
2/28/2009     12,719.11   11,001.28
3/31/2009     14,100.57   11,726.22
4/30/2009     16,689.93   13,238.41
5/31/2009     19,171.95   14,912.63
6/30/2009     18,884.57   14,758.20
7/31/2009     21,119.10   16,143.96
8/31/2009     22,318.12   16,917.67
9/30/2009     23,466.32   17,615.66
10/31/2009    22,522.19   17,332.88
11/30/2009    23,178.97   17,761.74
12/31/2009    23,450.30   18,044.88
1/31/2010     22,088.67   17,199.03
2/28/2010     22,157.44   17,181.80
3/31/2010     23,923.99   18,287.85
4/30/2010     23,511.03   18,015.17
5/31/2010     20,744.22   16,027.20
6/30/2010     20,383.76   15,795.35
7/31/2010     22,926.49   17,255.24
8/31/2010     21,794.84   16,739.48
9/30/2010     24,129.10   18,345.25
10/31/2010    24,984.84   18,998.78
11/30/2010    23,708.25   18,194.20
12/31/2010    25,929.39   19,659.22
1/31/2011     27,029.77   20,082.72
2/28/2011     27,918.54   20,827.38
3/31/2011     27,148.65   20,410.15
4/30/2011     28,591.67   21,521.72
5/31/2011     27,558.92   20,883.72
6/30/2011     27,174.46   20,586.29
7/31/2011     26,296.93   20,246.71
8/31/2011     23,477.35   18,534.99
9/30/2011     20,907.88   16,673.65
10/31/2011    22,920.48   18,295.22

                                              ONE   FIVE    TEN
                AVERAGE ANNUAL TOTAL RETURN   YEAR  YEARS  YEARS
                ---------------------------  -----  -----  -----
                                             -8.26% -2.85% 8.65%

Past performance is not predictive of future performance

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

U.S. LARGE COMPANY PORTFOLIO VS.
S&P 500(R) INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

            U.S. LARGE
             COMPANY    S&P 500
            PORTFOLIO    INDEX
            ---------- ---------
10/31/2001  10,000.00  10,000.00
11/30/2001  10,771.08  10,767.06
12/31/2001  10,860.75  10,861.39
1/31/2002   10,703.52  10,702.88
2/28/2002   10,497.92  10,496.48
3/31/2002   10,884.59  10,891.24
4/30/2002   10,217.94  10,230.93
5/31/2002   10,145.22  10,155.55
6/30/2002    9,423.98   9,432.08
7/31/2002    8,694.38   8,696.90
8/31/2002    8,743.02   8,754.00
9/30/2002    7,798.60   7,802.62
10/31/2002   8,482.05   8,489.37
11/30/2002   8,982.43   8,989.05
12/31/2002   8,446.22   8,460.85
1/31/2003    8,225.24   8,239.18
2/28/2003    8,102.47   8,115.59
3/31/2003    8,177.38   8,194.39
4/30/2003    8,854.72   8,869.36
5/31/2003    9,322.70   9,336.69
6/30/2003    9,444.30   9,456.20
7/31/2003    9,605.00   9,622.91
8/31/2003    9,790.43   9,810.56
9/30/2003    9,679.40   9,706.37
10/31/2003  10,237.83  10,255.46
11/30/2003  10,324.70  10,345.71
12/31/2003  10,855.60  10,888.24
1/31/2004   11,055.25  11,088.09
2/29/2004   11,204.98  11,242.21
3/31/2004   11,042.49  11,072.57
4/30/2004   10,867.41  10,898.73
5/31/2004   11,017.48  11,048.26
6/30/2004   11,233.83  11,263.03
7/31/2004   10,857.27  10,890.23
8/31/2004   10,894.93  10,934.12
9/30/2004   11,014.12  11,052.53
10/31/2004  11,177.95  11,221.41
11/30/2004  11,631.62  11,675.43
12/31/2004  12,025.07  12,072.75
1/31/2005   11,732.71  11,778.48
2/28/2005   11,986.94  12,026.29
3/31/2005   11,770.56  11,813.31
4/30/2005   11,554.00  11,589.21
5/31/2005   11,910.69  11,957.98
6/30/2005   11,932.24  11,974.96
7/31/2005   12,379.86  12,420.43
8/31/2005   12,264.76  12,307.15
9/30/2005   12,363.17  12,406.84
10/31/2005  12,157.55  12,200.02
11/30/2005  12,620.20  12,661.42
12/31/2005  12,623.40  12,665.86
1/31/2006   12,959.68  13,001.25
2/28/2006   12,985.55  13,036.48
3/31/2006   13,148.95  13,198.78
4/30/2006   13,330.49  13,376.04
5/31/2006   12,941.47  12,991.08
6/30/2006   12,966.82  13,008.75
7/31/2006   13,045.01  13,089.01
8/31/2006   13,357.78  13,400.44
9/30/2006   13,694.51  13,745.77
10/31/2006  14,139.65  14,193.75
11/30/2006  14,401.49  14,463.71
12/31/2006  14,608.19  14,666.60
1/31/2007   14,832.12  14,888.41
2/28/2007   14,542.33  14,597.21
3/31/2007   14,695.78  14,760.48
4/30/2007   15,356.56  15,414.30
5/31/2007   15,885.18  15,952.18
6/30/2007   15,628.67  15,687.17
7/31/2007   15,137.37  15,200.79
8/31/2007   15,363.11  15,428.65
9/30/2007   15,938.92  16,005.68
10/31/2007  16,192.34  16,260.33
11/30/2007  15,512.10  15,580.49
12/31/2007  15,414.56  15,472.36
1/31/2008   14,488.08  14,544.02
2/29/2008   14,018.12  14,071.48
3/31/2008   13,965.17  14,010.69
4/30/2008   14,639.17  14,693.01
5/31/2008   14,827.89  14,884.02
6/30/2008   13,583.93  13,629.30
7/31/2008   13,475.59  13,514.68
8/31/2008   13,665.19  13,710.10
9/30/2008   12,461.90  12,488.39
10/31/2008  10,378.11  10,390.97
11/30/2008   9,642.65   9,645.41
12/31/2008   9,748.12   9,748.04
1/31/2009    8,935.77   8,926.41
2/28/2009    7,985.75   7,975.93
3/31/2009    8,686.34   8,674.58
4/30/2009    9,517.57   9,504.83
5/31/2009   10,057.87  10,036.43
6/30/2009   10,070.45  10,056.30
7/31/2009   10,836.53  10,816.94
8/31/2009   11,226.54  11,207.43
9/30/2009   11,647.20  11,625.69
10/31/2009  11,423.21  11,409.72
11/30/2009  12,109.16  12,094.07
12/31/2009  12,343.01  12,327.73
1/31/2010   11,906.21  11,884.30
2/28/2010   12,272.56  12,252.44
3/31/2010   13,016.13  12,991.80
4/30/2010   13,213.98  13,196.90
5/31/2010   12,154.04  12,143.13
6/30/2010   11,518.63  11,507.46
7/31/2010   12,326.21  12,313.71
8/31/2010   11,773.66  11,757.82
9/30/2010   12,820.46  12,807.13
10/31/2010  13,304.79  13,294.43
11/30/2010  13,304.79  13,296.13
12/31/2010  14,194.10  14,184.73
1/31/2011   14,538.20  14,520.92
2/28/2011   15,025.67  15,018.39
3/31/2011   15,043.10  15,024.36
4/30/2011   15,474.54  15,469.30
5/31/2011   15,301.97  15,294.21
6/30/2011   15,042.48  15,039.27
7/31/2011   14,739.03  14,733.46
8/31/2011   13,944.28  13,933.12
9/30/2011   12,957.05  12,953.65
10/31/2011  14,380.58  14,369.39

                                              ONE   FIVE   TEN
                 AVERAGE ANNUAL TOTAL RETURN  YEAR  YEARS YEARS
                 ---------------------------  ----  ----- -----
                                              8.09% 0.34% 3.70%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The S&P data are provided by Standard & Poor's Index Services Group.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2011

   The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

   While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                            U.S. DOLLAR
                                                              RETURN
                                                            -----------
         MSCI World ex USA Index...........................    -3.70%
         MSCI World ex USA Small Cap Index.................    -2.01%
         MSCI World ex USA Value Index.....................    -4.74%
         MSCI World ex USA Growth Index....................    -2.73%
--------
   The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                        LOCAL
    TEN LARGEST FOREIGN DEVELOPED MARKETS              CURRENCY U.S. DOLLAR
    BY MARKET CAP                                       RETURN    RETURN
    -------------------------------------              -------- -----------
    United Kingdom....................................    1.14%     2.10%
    Japan.............................................   -5.45%    -2.33%
    Canada............................................   -2.57%    -0.18%
    France............................................  -11.83%   -11.52%
    Australia.........................................   -4.39%     3.49%
    Switzerland.......................................   -9.66%     2.03%
    Germany...........................................   -7.39%    -7.07%
    Spain.............................................  -15.21%   -14.91%
    Sweden............................................   -7.75%    -4.35%
    Hong Kong.........................................   -8.67%    -8.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                            U.S. DOLLAR
                                                              RETURN
                                                            -----------
         MSCI Emerging Markets Index.......................    -7.72%
         MSCI Emerging Markets Small Cap Index.............   -16.70%
         MSCI Emerging Markets Value Index.................    -6.99%
         MSCI Emerging Markets Growth Index................    -8.45%
--------
   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                        LOCAL
                                                       CURRENCY U.S. DOLLAR
    TEN LARGEST EMERGING MARKETS BY MARKET CAP          RETURN    RETURN
    ------------------------------------------         -------- -----------
    China.............................................  -15.62%   -15.76%
    Brazil............................................  -12.71%   -12.57%
    South Korea.......................................    4.63%     6.24%
    Taiwan............................................   -5.30%    -3.07%
    South Africa......................................   10.15%    -2.95%
    India.............................................  -12.30%   -19.99%
    Russia............................................   -1.24%     0.22%
    Mexico............................................    5.26%    -1.38%
    Malaysia..........................................    2.08%     3.53%
    Indonesia.........................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

MASTER-FEEDER STRUCTURE

   The Portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks and/or other securities.

INTERNATIONAL EQUITY PORTFOLIO PERFORMANCE OVERVIEW

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio seeks to capture the returns of international large company value stocks by purchasing shares of The DFA International Value Series, a Master Fund that invests in such stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Master Fund held approximately 530 securities in 23 developed countries. In general, the Master Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Master Fund's assets.

   For the 12 months ending October 31, 2011, total returns were -8.53% for the Portfolio's Class R2 shares, -8.26% for the Portfolio's Institutional Class shares, and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Master Fund's larger allocation to deep value stocks, which underperformed, and significantly lower allocation to extreme growth stocks, which outperformed, was the primary contributor to the Portfolio's relative underperformance as compared to the Index. An additional component of the Portfolio's relative performance was due to differences in valuation timing and methodology between the Master Fund and the Index. The Master Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Master Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

U.S. EQUITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2011

   The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

   The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

   Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

   Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011


            Russell 3000(R) Index............................. 7.90%
            Russell Microcap(R) Index (micro cap stocks)...... 2.11%
            Russell 2000(R) Index (small cap stocks).......... 6.71%
            Russell 1000(R) Index (large cap stocks).......... 8.01%

   Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

            Russell 2000(R) Value Index (small cap value
              stocks)......................................... 3.54%
            Russell 2000(R) Growth Index (small cap growth
              stocks)......................................... 9.84%
            Russell 1000(R) Value Index (large cap value
              stocks)......................................... 6.16%
            Russell 1000(R) Growth Index (large cap growth
              stocks)......................................... 9.92%
--------
Source: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

   Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

DOMESTIC EQUITY PORTFOLIO PERFORMANCE OVERVIEW

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. In addition to individual stocks, the Portfolio utilizes futures to gain market exposure for uninvested cash. The Portfolio was mostly invested in equities or equivalents throughout the year. The average unequitized cash level for the period was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2011, the total return was 8.09% for the Portfolio and 8.09% for the S&P(R) 500 Index. The Portfolio's return is net of fees and expenses.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets.This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund.You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
DFA INTERNATIONAL VALUE PORTFOLIO**
Actual Fund Return
   Class R2 Shares..................... $1,000.00 $  800.06    0.71%    $3.22
   Institutional Class Shares.......... $1,000.00 $  801.65    0.45%    $2.04
Hypothetical 5% Annual Return
   Class R2 Shares..................... $1,000.00 $1,021.63    0.71%    $3.62
   Institutional Class Shares.......... $1,000.00 $1,022.94    0.45%    $2.29

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
U.S. LARGE COMPANY PORTFOLIO
Actual Fund Return                      $1,000.00 $  929.30    0.10%    $0.49
Hypothetical 5% Annual Return           $1,000.00 $1,024.70    0.10%    $0.51
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.
** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

FEEDER FUND

                                                AFFILIATED INVESTMENT COMPANIES
                                                -------------------------------
DFA International Value Portfolio..............              100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO

              Consumer Discretionary.......................  10.7%
              Consumer Staples.............................  11.1%
              Energy.......................................  12.3%
              Financials...................................  12.2%
              Health Care..................................  11.5%
              Industrials..................................  10.6%
              Information Technology.......................  19.6%
              Materials....................................   3.6%
              Real Estate Investment Trusts................   1.7%
              Telecommunication Services...................   3.0%
              Utilities....................................   3.7%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2011

                                                                    VALUE+
                                                                --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The DFA International Value Series of
   The DFA Investment Trust Company............................ $5,294,550,274
                                                                --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
      $4,935,484,114).......................................... $5,294,550,274
                                                                ==============

See the summary of inputs used to value the Portfolio's Master Fund's investments as of October 31, 2011 located within this report (See Security Valuation Note):

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                PERCENTAGE
                                        SHARES      VALUE+    OF NET ASSETS**
                                       --------- ------------ ---------------
  COMMON STOCKS -- (87.4%)
  Consumer Discretionary -- (9.3%)
    *Amazon.com, Inc..................   118,016 $ 25,197,596       0.7%
     Comcast Corp. Class A............   893,415   20,950,582       0.5%
    #Home Depot, Inc..................   508,367   18,199,539       0.5%
     McDonald's Corp..................   335,301   31,132,698       0.8%
   #*Walt Disney Co. (The)............   603,169   21,038,535       0.6%
     Other Securities.................            278,986,770       7.4%
                                                 ------------      ----
  Total Consumer Discretionary........            395,505,720      10.5%
                                                 ------------      ----
  Consumer Staples -- (9.7%)
     Altria Group, Inc................   673,116   18,544,346       0.5%
     Coca-Cola Co. (The)..............   746,192   50,979,837       1.3%
     CVS Caremark Corp................   437,050   15,864,915       0.4%
     Kraft Foods, Inc. Class A........   573,955   20,191,737       0.5%
     PepsiCo, Inc.....................   514,319   32,376,381       0.9%
     Philip Morris International, Inc.   570,832   39,884,032       1.1%
     Procter & Gamble Co. (The).......   892,978   57,141,662       1.5%
     Wal-Mart Stores, Inc.............   571,250   32,401,300       0.9%
     Other Securities.................            142,732,628       3.8%
                                                 ------------      ----
  Total Consumer Staples..............            410,116,838      10.9%
                                                 ------------      ----
  Energy -- (10.7%)
     Chevron Corp.....................   650,935   68,380,722       1.8%
     ConocoPhillips...................   446,209   31,078,457       0.8%
     Exxon Mobil Corp................. 1,580,105  123,390,399       3.3%
     Occidental Petroleum Corp........   264,136   24,548,800       0.6%
     Schlumberger, Ltd................   438,521   32,218,138       0.9%
     Other Securities.................            175,759,383       4.7%
                                                 ------------      ----
  Total Energy........................            455,375,899      12.1%
                                                 ------------      ----
  Financials -- (10.7%)
     American Express Co..............   337,518   17,085,161       0.4%
     Bank of America Corp............. 3,293,475   22,494,434       0.6%
   #*Berkshire Hathaway, Inc..........   571,520   44,498,547       1.2%
     Citigroup, Inc...................   948,284   29,956,292       0.8%
     Goldman Sachs Group, Inc. (The)..   164,374   18,007,172       0.5%
     JPMorgan Chase & Co.............. 1,267,125   44,045,265       1.2%
    #U.S. Bancorp.....................   624,267   15,974,993       0.4%
     Wells Fargo & Co................. 1,715,859   44,457,907       1.2%
     Other Securities.................            217,596,517       5.8%
                                                 ------------      ----
  Total Financials....................            454,116,288      12.1%
                                                 ------------      ----
  Health Care -- (10.1%)
    #Abbott Laboratories..............   505,860   27,250,678       0.7%
     Amgen, Inc.......................   300,313   17,198,926       0.5%
    #Bristol-Myers Squibb Co..........   554,312   17,510,716       0.5%
     Johnson & Johnson................   890,568   57,343,674       1.5%
     Merck & Co., Inc................. 1,001,207   34,541,642       0.9%
     Pfizer, Inc...................... 2,535,560   48,834,886       1.3%
    #UnitedHealth Group, Inc..........   349,732   16,783,639       0.4%
     Other Securities.................            207,608,489       5.5%
                                                 ------------      ----
  Total Health Care...................            427,072,650      11.3%
                                                 ------------      ----
  Industrials -- (9.2%)
     3M Co............................   230,587   18,220,985       0.5%
     Caterpillar, Inc.................   209,960   19,832,822       0.5%
     General Electric Co.............. 3,444,931   57,564,797       1.5%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES       VALUE+     OF NET ASSETS**
                                                            ---------- -------------- ---------------
Industrials -- (Continued)
   United Parcel Service, Inc..............................    318,739 $   22,388,227       0.6%
   United Technologies Corp................................    295,316     23,028,742       0.6%
   Other Securities........................................               250,740,230       6.7%
                                                                       --------------      ----
Total Industrials..........................................               391,775,803      10.4%
                                                                       --------------      ----
Information Technology -- (17.1%)
  *Apple, Inc..............................................    301,288    121,955,357       3.2%
   Cisco Sytems, Inc.......................................  1,787,467     33,121,764       0.9%
 #*EMC Corp................................................    671,072     16,447,975       0.4%
  *Google, Inc.............................................     81,847     48,505,806       1.3%
   Hewlett-Packard Co......................................    674,065     17,936,870       0.5%
   Intel Corp..............................................  1,706,487     41,877,191       1.1%
   International Business Machines Corp....................    388,120     71,658,596       1.9%
   Microsoft Corp..........................................  2,423,288     64,532,159       1.7%
   Oracle Corp.............................................  1,284,041     42,078,024       1.1%
   QUALCOMM, Inc...........................................    545,886     28,167,718       0.8%
   Other Securities........................................               238,955,466       6.4%
                                                                       --------------      ----
Total Information Technology...............................               725,236,926      19.3%
                                                                       --------------      ----
Materials -- (3.2%)
   Other Securities........................................               135,360,651       3.6%
                                                                       --------------      ----
Real Estate Investment Trusts -- (1.5%)
   Other Securities........................................                62,132,070       1.6%
                                                                       --------------      ----
Telecommunication Services -- (2.6%)
   AT&T, Inc...............................................  1,925,850     56,446,663       1.5%
   Verizon Communications, Inc.............................    919,890     34,017,532       0.9%
   Other Securities........................................                21,502,747       0.6%
                                                                       --------------      ----
Total Telecommunication Services...........................               111,966,942       3.0%
                                                                       --------------      ----
Utilities -- (3.3%)
   Other Securities........................................               137,456,106       3.7%
                                                                       --------------      ----
TOTAL COMMON STOCKS........................................             3,706,115,893      98.5%
                                                                       --------------      ----
TEMPORARY CASH INVESTMENTS -- (1.2%)
   BlackRock Liquidity Funds TempCash Portfolio -
     Institutional Shares.................................. 50,002,804     50,002,804       1.3%
                                                                       --------------      ----

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                           SHARES/
                                            FACE                       PERCENTAGE
                                           AMOUNT         VALUE+     OF NET ASSETS**
                                         ------------ -------------- ---------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@DFA Short Term Investment Fund......  482,655,415 $  482,655,415       12.9%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $745,251 FHLMC,
     rates ranging from 4.500% to
     6.000%, maturities ranging from
     07/01/30 to 10/01/36 & FNMA, rates
     ranging from 4.000% to 5.000%,
     maturities ranging from 06/01/26
     to 06/01/41, valued at $747,930)
     to be repurchased at $723,547...... $        724        723,545        0.0%
                                                      --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                 483,378,960       12.9%
                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,089,181,381).................              $4,239,497,657      112.7%
                                                      ==============      =====

Summary of inputs used to value the Portfolio's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  395,505,720           --   --    $  395,505,720
   Consumer Staples.........    410,116,838           --   --       410,116,838
   Energy...................    455,375,899           --   --       455,375,899
   Financials...............    454,116,288           --   --       454,116,288
   Health Care..............    427,072,650           --   --       427,072,650
   Industrials..............    391,775,803           --   --       391,775,803
   Information Technology...    725,236,926           --   --       725,236,926
   Materials................    135,360,651           --   --       135,360,651
   Real Estate Investment
     Trusts.................     62,132,070           --   --        62,132,070
   Telecommunication
     Services...............    111,966,942           --   --       111,966,942
   Utilities................    137,456,106           --   --       137,456,106
Temporary Cash Investments..     50,002,804           --   --        50,002,804
Securities Lending
  Collateral................             -- $483,378,960   --       483,378,960
Futures Contracts**.........      3,744,105           --   --         3,744,105
                             -------------- ------------   --    --------------
TOTAL....................... $3,759,862,802 $483,378,960   --    $4,243,241,762
                             ============== ============   ==    ==============

** Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        DFA
                                                   INTERNATIONAL   U.S. LARGE
                                                       VALUE        COMPANY
                                                     PORTFOLIO     PORTFOLIO
                                                  --------------  ------------
 ASSETS:
 Investments in Affiliated Investment Company at
   Value......................................... $    5,294,550            --
 Investments at Value (including $0 and $471,717
   of securities on loan, respectively)..........             --  $  3,706,116
 Temporary Cash Investments at Value & Cost......             --        50,003
 Collateral Received from Securities on Loan at
   Value & Cost..................................             --           724
 Affiliated Collateral Received from Securities
   on Loan at Value & Cost.......................             --       482,655
 Cash............................................             --         3,360
 Receivables:
    Dividends and Interest.......................             --         4,231
    Securities Lending Income....................             --            79
    Fund Shares Sold.............................         17,886         2,769
 Prepaid Expenses and Other Assets...............             50            62
                                                  --------------  ------------
        Total Assets.............................      5,312,486     4,249,999
                                                  --------------  ------------
 LIABILITIES:
 Payables:
    Upon Return of Securities Loaned.............             --       483,379
    Affiliated Investment Company Purchased......         16,059            --
    Fund Shares Redeemed.........................          1,827         2,618
    Due to Advisor...............................            853           236
    Futures Margin Variation.....................             --         1,341
 Accrued Expenses and Other Liabilities..........            322           412
                                                  --------------  ------------
        Total Liabilities........................         19,061       487,986
                                                  --------------  ------------
 NET ASSETS...................................... $    5,293,425  $  3,762,013
                                                  ==============  ============
 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE:
 Class R2 Shares -- based on net assets of
   $6,102 and $0 and shares outstanding of
   385,441 and 0, respectively................... $        15.83           N/A
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................    100,000,000           N/A
                                                  ==============  ============
 Institutional Class Shares -- based on net
   assets of $5,287,323 and $3,762,013 and
   shares outstanding of 334,106,318 and
   380,153,718, respectively..................... $        15.83  $       9.90
                                                  ==============  ============
 NUMBER OF SHARES AUTHORIZED.....................  1,500,000,000   900,000,000
                                                  ==============  ============
 Investment in Affiliated Investment Company at
   Cost.......................................... $    4,935,484  $         --
                                                  --------------  ------------
 Investments at Cost............................. $           --  $  2,555,800
                                                  ==============  ============
 NET ASSETS CONSIST OF:
 Paid-In Capital................................. $    5,893,047  $  3,268,088
 Undistributed Net Investment Income
   (Distributions in Excess of Net Investment
   Income).......................................         22,345        10,511
 Accumulated Net Realized Gain (Loss)............       (981,194)     (670,646)
 Net Unrealized Foreign Exchange Gain (Loss).....            161            --
 Net Unrealized Appreciation (Depreciation)......        359,066     1,154,060
                                                  --------------  ------------
 NET ASSETS...................................... $    5,293,425  $  3,762,013
                                                  ==============  ============

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                            DFA
                                                       INTERNATIONAL U.S. LARGE
                                                           VALUE      COMPANY
                                                        PORTFOLIO*   PORTFOLIO
                                                       ------------- ----------
 INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of
      $15,502 and $0, respectively)...................   $ 194,514    $ 78,648
    Interest..........................................          23          28
    Income from Securities Lending....................       9,588         589
    Expenses Allocated from Affiliated Investment
      Company.........................................     (12,868)         --
                                                         ---------    --------
           Total Investment Income....................     191,257      79,265
                                                         ---------    --------
 EXPENSES
    Investment Advisory Services Fees.................          --         968
    Administrative Services Fees......................      11,024       1,936
    Accounting & Transfer Agent Fees..................          80         426
    Shareholder Servicing Fees -- Class R2 Shares.....          15          --
    S&P 500(R) Fees...................................          --          98
    Custodian Fees....................................          --          50
    Filing Fees.......................................         173          70
    Shareholders' Reports.............................         148         110
    Directors'/Trustees' Fees & Expenses..............          49          35
    Professional Fees.................................         139         119
    Other.............................................          47          37
                                                         ---------    --------
           Total Expenses.............................      11,675       3,849
                                                         ---------    --------
    Fees Waived, Expenses Reimbursed, and/or
      Previously Waived Fees Recovered by Advisor
      (Note C)........................................          --          22
                                                         ---------    --------
    Net Expenses......................................      11,675       3,871
                                                         ---------    --------
    NET INVESTMENT INCOME (LOSS)......................     179,582      75,394
                                                         ---------    --------
 REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
        Investment Securities Sold....................     112,233     (44,142)
        Futures.......................................          --       2,851
        Foreign Currency Transactions.................         364          --
    Change in Unrealized Appreciation
      (Depreciation) of:
        Investment Securities and Foreign
          Currency....................................    (767,465)    251,680
        Futures.......................................          --       2,298
        Translation of Foreign Currency
          Denominated Amounts.........................        (353)         --
                                                         ---------    --------
    NET REALIZED AND UNREALIZED GAIN (LOSS)...........    (655,221)    212,687
                                                         ---------    --------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS....................................   $(475,639)   $288,081
                                                         =========    ========
--------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                             DFA INTERNATIONAL          U.S. LARGE
                                                              VALUE PORTFOLIO        COMPANY PORTFOLIO
                                                          ----------------------  ----------------------
                                                             YEAR        YEAR        YEAR        YEAR
                                                            ENDED       ENDED       ENDED       ENDED
                                                           OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                             2011        2010        2011        2010
                                                          ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).......................... $  179,582  $  108,980  $   75,394  $   43,125
   Capital Gain Distributions Received from
     Investment..........................................
   Securities............................................         --          --          --          81
   Net Realized Gain (Loss) on:
       Investment Securities Sold........................    112,233     255,538     (44,142)    (88,214)
       Futures...........................................         --          --       2,851          76
       Foreign Currency Transactions.....................        364         (99)         --          --
     Change in Unrealized Appreciation
       (Depreciation) of:................................
       Investment Securities and Foreign Currency........   (767,465)    138,488     251,680     688,388
       Futures...........................................         --          --       2,298      (3,735)
       Translation of Foreign Currency
         Denominated Amounts.............................       (353)        342          --          --
                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations....................   (475,639)    503,249     288,081     639,721
                                                          ----------  ----------  ----------  ----------
Distributions From:
   Net Investment Income:
       Class R2 Shares...................................       (172)       (249)         --          --
       Institutional Class Shares........................   (172,488)   (107,160)    (74,515)    (35,473)
                                                          ----------  ----------  ----------  ----------
          Total Distributions............................   (172,660)   (107,409)    (74,515)    (35,473)
                                                          ----------  ----------  ----------  ----------
Capital Share Transactions (1):
   Shares Issued.........................................  1,450,393   1,032,364     651,122   3,071,799
   Shares Issued in Lieu of Cash Distributions...........    162,689     101,479      62,748      30,048
   Shares Redeemed.......................................   (834,167)   (808,163)   (878,396)   (778,811)
                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Capital
            Share Transactions...........................    778,915     325,680    (164,526)  2,323,036
                                                          ----------  ----------  ----------  ----------
          Total Increase (Decrease) in Net Assets........    130,616     721,520      49,040   2,927,284
NET ASSETS
   Beginning of Period...................................  5,162,809   4,441,289   3,712,973     785,689
                                                          ----------  ----------  ----------  ----------
   End of Period......................................... $5,293,425  $5,162,809  $3,762,013  $3,712,973
                                                          ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued.........................................     82,666      62,742      65,475     350,368
   Shares Issued in Lieu of Cash Distributions...........      9,157       6,675       6,398       3,492
   Shares Redeemed.......................................    (47,291)    (49,142)    (89,099)    (52,726)
   Shares Reduced by Reverse Stock Split (Note G)........         (2)       (453)         --          --
                                                          ----------  ----------  ----------  ----------
          Net Increase (Decrease) from Shares
            Issued and Redeemed..........................     44,530      19,822     (17,226)    301,134
                                                          ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
  (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
  INCOME)................................................ $   22,345  $   14,433  $   10,511  $    9,631

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                              CLASS R2 SHARES+
                                                               ---------------------------------------
                                                                 YEAR      YEAR     YEAR
                                                                ENDED     ENDED    ENDED   PERIOD APRIL 30,
                                                               OCT. 31,  OCT. 31, OCT. 31,    2008(a) TO
                                                                 2011      2010     2009    OCT. 31, 2008
Net Asset Value, Beginning of Period..........................  $17.82    $17.13   $13.58      $ 26.31
                                                                ------    ------   ------      -------
Income from Investment Operations
   Net Investment Income (Loss) (A)...........................    0.53      0.37     0.42         0.66
   Net Gains (Losses) on Securities (Realized and Unrealized).   (2.00)     1.29     4.10       (11.73)
                                                                ------    ------   ------      -------
       Total from Investment Operations.......................   (1.47)     1.66     4.52       (11.07)
                                                                ------    ------   ------      -------
Less Distributions
   Net Investment Income......................................   (0.52)    (0.97)   (0.97)       (1.66)
   Net Realized Gains.........................................      --        --       --           --
                                                                ------    ------   ------      -------
       Total Distributions....................................   (0.52)    (0.97)   (0.97)       (1.66)
                                                                ------    ------   ------      -------
Net Asset Value, End of Period................................  $15.83    $17.82   $17.13      $ 13.58
                                                                ======    ======   ======      =======
Total Return..................................................   (8.53)%   10.60%   34.86%      (44.63)%(C)
                                                                ------    ------   ------      -------
Net Assets, End of Period (thousands).........................  $6,102    $4,952   $3,443      $ 3,372
Ratio of Expenses to Average Net Assets (D)...................    0.71%     0.72%    0.74%        0.73%(B)(E)
Ratio of Net Investment Income to Average Net Assets..........    2.97%     2.11%    2.96%        7.47%(B)(E)

                                                                        DFA INTERNATIONAL VALUE PORTFOLIO-
                                                                            INSTITUTIONAL CLASS SHARES
                                                   ---------------------------------------------------------------------------
                                                                                            PERIOD
                                                       YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                      ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                                     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                       2011        2010        2009          2008          2007        2006
Net Asset Value, Beginning of Period.............. $    17.81   $    16.46  $    12.54  $    25.51      $    22.71  $    17.67
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Income from Investment Operations
   Net Investment Income (Loss) (A)...............       0.58         0.39        0.40        0.74            0.72        0.66
   Net Gains (Losses) on Securities (Realized and
     Unrealized)..................................      (1.99)        1.34        3.92      (12.44)           3.09        5.37
                                                   ----------   ----------  ----------  ----------      ----------  ----------
       Total from Investment Operations...........      (1.41)        1.73        4.32      (11.70)           3.81        6.03
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Less Distributions
   Net Investment Income..........................      (0.57)       (0.38)      (0.40)      (0.78)          (0.63)      (0.65)
   Net Realized Gains.............................         --           --          --       (0.49)          (0.38)      (0.34)
                                                   ----------   ----------  ----------  ----------      ----------  ----------
       Total Distributions........................      (0.57)       (0.38)      (0.40)      (1.27)          (1.01)      (0.99)
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Net Asset Value, End of Period.................... $    15.83   $    17.81  $    16.46  $    12.54      $    25.51  $    22.71
                                                   ==========   ==========  ==========  ==========      ==========  ==========
Total Return......................................      (8.26)%      10.94%      35.11%     (47.96)%(C)      17.09%      35.39%
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)............. $5,287,323   $5,157,857  $4,437,846  $3,350,073      $6,262,069  $4,456,059
Ratio of Expenses to Average Net Assets (D).......       0.45%        0.45%       0.46%       0.44%(B)        0.44%       0.44%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.26%        2.34%       3.00%       3.86%(B)        2.89%       3.25%

+ All per share amounts and net assets values prior to November 19, 2010 have been adjusted as a result of the reverse stock split on November 19, 2010. (Note G)

Seepage 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         U.S. LARGE COMPANY PORTFOLIO
                                             --------------------------------------------------------------------------------
                                                YEAR         YEAR          YEAR         PERIOD             YEAR          YEAR
                                               ENDED        ENDED         ENDED      DEC. 1, 2007         ENDED         ENDED
                                              OCT. 31,     OCT. 31,      OCT. 31,         TO             NOV. 30,      NOV. 30,
                                                2011         2010          2009      OCT. 31, 2008         2007          2006
                                             ----------  ----------    --------     -------------     ----------     --------
Net Asset Value, Beginning of Period........ $     9.34  $     8.16    $   7.62       $  11.63        $    11.00     $   9.82
                                             ----------  ----------    --------       --------        ----------     --------
Income from Investment Operations
   Net Investment Income (Loss) (A).........       0.19        0.18        0.18           0.20              0.22         0.19
   Net Gains (Losses) on Securities
     (Realized and Unrealized)..............       0.56        1.15        0.55          (3.99)             0.62         1.18
                                             ----------  ----------    --------       --------        ----------     --------
       Total from Investment Operations.....       0.75        1.33        0.73          (3.79)             0.84         1.37
                                             ----------  ----------    --------       --------        ----------     --------
Less Distributions
   Net Investment Income....................      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)       (0.19)
                                             ----------  ----------    --------       --------        ----------     --------
       Total Distributions..................      (0.19)      (0.15)      (0.19)         (0.22)            (0.21)       (0.19)
                                             ----------  ----------    --------       --------        ----------     --------
Net Asset Value, End of Period.............. $     9.90  $     9.34    $   8.16       $   7.62        $    11.63     $  11.00
                                             ==========  ==========    ========       ========        ==========     ========
Total Return................................       8.09%      16.47%      10.07%        (33.10)%(C)         7.71%       14.11%
                                             ----------  ----------    --------       --------        ----------     --------
Net Assets, End of Period (thousands)....... $3,762,013  $3,712,973    $785,689       $729,218        $1,002,142     $877,405
Ratio of Expenses to Average Net Assets.....       0.10%       0.10%**     0.10%(D)       0.10%(B)(D)       0.10%(D)     0.10%(D)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses and/or Recovery of
  Previously Waived Fees)...................       0.10%       0.11%**     0.13%(D)       0.11%(B)(D)       0.11%(D)     0.11%(D)
Ratio of Net Investment Income to
  Average Net Assets........................       1.95%       1.99%       2.53%          2.10%(B)          1.90%        1.90%
Portfolio Turnover Rate.....................          4%          1%*       N/A            N/A               N/A          N/A

* For the period September 10, 2010 through October 31, 2010. Effective September 10, 2010, the Portfolio directly invests in securities rather than through The U.S. Large Company Series.
** Represents the combined ratios for the portfolio and for the period
   November 1, 2009 through September 9, 2010, its respective pro-rata share of The U.S. Large Company Series.

See Page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios") are presented in this section of the report. The remaining portfolios are presented in separate reports.

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At October 31, 2011, DFA International Value Portfolio owned 76% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

   Class R2 shares of DFA International Value Portfolio commenced operations on April 30, 2008.

   On November 1, 2008, The DFAInternational Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the "Plan") which provided that (i) U.S. Large Company Institutional Index Portfolio (the "Acquiring Fund"), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of U.S. Large Company Portfolio (the "Target Fund"), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the "Reorganization"). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to "U.S. Large Company Portfolio." The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to U.S. Large Company Portfolio effective
May 8, 2010.

   The purpose of the transaction was to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

   The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

TARGET                                                                                 VALUE
FUND                            SHARES          ACQUIRING FUND           SHARES    (IN THOUSANDS)
------                        ---------- ----------------------------- ----------- --------------
                                         U.S. Large Company
U.S. Large Company Portfolio  83,482,168 Institutional Index Portfolio 311,973,980   $2,731,987

   The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

TARGET                UNREALIZED APPRECIATION
FUND       NET ASSETS     (DEPRECIATION)         ACQUIRING FUND      NET ASSETS
------     ---------- ----------------------- ---------------------  ----------
U.S.
Large                                         U.S. Large Company
Company                                       Institutional Index
Portfolio  $2,731,987        $315,984         Portfolio               $870,696

   Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Portfolio's result of operations for the year ended October 31, 2010 would have been as follows (in thousands):

           Net Investement Income....................... $ 71,681(a)
           Net Realized and Unrealized Gain (Loss) on
             Investments................................  501,073(b)
                                                         --------
           Net Increase in Net Assets Resulting from
             Operations................................. $572,754
                                                         ========

(a)$43,125 as reported in the Statement of Operations, plus $27,799 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $757 of pro-forma eliminated expenses.
(b)$596,596 as reported in the Statement of Operations, less $95,523 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

   Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

   Prior to September 10, 2010, U.S. Large Company Portfolio invested substantially all of its assets in shares of The U.S. Large Company Series. At the close of business on September 9, 2010, U.S. Large Company Portfolio received its pro-rata share of cash and securities from The U.S. Large Company Series in a complete liquidation of its interest in the Series. Effective September 10, 2010, U.S. Large Company Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   DFA International Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by U.S. Large Company Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, U.S. Large Company Portfolio values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed at the end of the Schedules of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Portfolios did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Feeder Fund estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Feeder Fund are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Portfolios and the Series. The Advisor receives no additional compensation for the investment advisory services it provides to the Feeder Fund. For the year ended October 31, 2011, the Portfolios' administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              DFA International Value Portfolio............ 0.20%
              U.S. Large Company Portfolio................. 0.05%

   For the year ended October 31, 2011, the Portfolio's investment advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              U.S. Large Company Portfolio................. 0.025%

   Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through February 28, 2012, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the year ended October 31, 2011, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                 PREVIOUSLY
                                                 RECOVERY       WAIVED FEES/
                                              OF PREVIOUSLY   EXPENSES ASSUMED
                                     EXPENSE   WAIVED FEES/   SUBJECT TO FUTURE
                                     LIMITS  EXPENSES ASSUMED     RECOVERY
                                     ------- ---------------- -----------------
DFA International Value Portfolio
  -- Class R2 Shares (1) ...........  0.79%         --                --
U.S. Large Company Portfolio (2)....  0.10%        $22              $598

   (1) The Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding administration fees and custodian fees) to the extent necessary to reduce the ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) of the Class R2 shares of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's Class R2 shares' annualized expenses to exceed the applicable percentage of average net assets as listed above.

   (2) The Advisor has contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the ordinary operating expenses (not including expenses incurred through investment in other investment companies) ("Portfolio Expenses"), so that such Portfolio Expenses do not exceed the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $32 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follow (amounts in thousands):

                    DFA International Value Portfolio. $126
                    U.S. Large Company Portfolio......  199

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, U.S. Large Company Portfolio made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                    Purchases...................... $142,632
                    Sales..........................  310,102

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2011, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", distribution of assets and liabilities by a partnership in complete liquidation and the expiration of capital loss carryforwards, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN-CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA International Value Portfolio          --          $990         $  (990)
U.S. Large Company Portfolio.....    $(11,723)            1          11,722

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2010 and October 31, 2011 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio.
    2010..............................    $107,409         --       $107,409
    2011..............................     172,660         --        172,660
    U.S. Large Company Portfolio......
    2010..............................      35,473         --         35,473
    2011..............................      74,515         --         74,515

   At October 31, 2011, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                        UNDISTRIBUTED                               TOTAL NET
                        NET INVESTMENT                            DISTRIBUTABLE
                          INCOME AND   UNDISTRIBUTED                EARNINGS
                          SHORT-TERM     LONG-TERM   CAPITAL LOSS (ACCUMULATED
                        CAPITAL GAINS  CAPITAL GAINS CARYFORWARD     LOSSES)
                        -------------- ------------- ------------ -------------
 DFA International
   Value Portfolio.....    $24,411          --        $(981,047)    $(956,636)
 U.S. Large Company
   Portfolio...........     10,710          --         (416,033)     (405,323)

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2011, the Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration date (amounts in thousands):

                                                       EXPIRES ON OCTOBER 31,
                                   -------------------------------------------------------------- --------
                                    2012   2013    2014   2015     2016    2017    2018    2019    TOTAL
                                   ------ ------- ------ ------- -------- ------- ------- ------- --------
DFA International Value Portfolio.     --      --     --      -- $981,047      --      --      -- $981,047
U.S. Large Company Portfolio...... $5,486 $10,569 $1,944 $86,015  100,024 $87,500 $80,822 $43,673  416,033

   For the year ended October 31, 2011, DFA International Value Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $111,607 (in thousands).

   For the year ended October 31, 2011, U.S. Large Company Portfolio had capital loss carryforward expirations of $13,997 (in thousands).

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                           FEDERAL    UNREALIZED    UNREALIZED    APPRECIATION
                           TAX COST  APPRECIATION (DEPRECIATION) (DEPRECIATION)
                          ---------- ------------ -------------- --------------
DFA International Value
  Portfolio.............. $4,937,524  $  797,758    $(440,732)      $357,026
U.S. Large Company
  Portfolio..............  3,340,050   1,412,052     (512,604)       899,448

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Certain prior year balances have been reclassified to conform with current year presentations. Such reclassfications impacted the paid-in-capital, undistributed net investment income/distributions in excess of net investment income and accumulated net realized gain/loss components of net assets on the statement of assets and liabilities of U.S. Large Company Portfolio. These reclassifications had no impact on net assets, net asset value, the financial highlights or total return.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                              YEAR                 YEAR
                                             ENDED                ENDED
                                         OCT. 31, 2011        OCT. 31, 2010
                                      -------------------  -------------------
                                        AMOUNT     SHARES    AMOUNT     SHARES
                                      ----------  -------  ----------  -------
 DFA INTERNATIONAL VALUE PORTFOLIO
 Class R2 Shares
    Shares Issued.................... $    4,366      246  $    2,443      375
    Shares Issued in Lieu of Cash
      Distributions..................        172        9         249       43
    Shares Redeemed..................     (2,617)    (146)     (1,361)    (215)
    Shares Reduced by Reverse Stock
      Split..........................         --       (2)         --     (453)
                                      ----------  -------  ----------  -------
 Net Increase (Decrease) -- Class R2
   Shares                             $    1,921      107  $    1,331     (250)
                                      ==========  =======  ==========  =======
 Institutional Class Shares
    Shares Issued.................... $1,446,027   82,420  $1,029,921   62,367
    Shares Issued in Lieu of Cash
      Distributions..................    162,517    9,148     101,230    6,632
    Shares Redeemed..................   (831,550) (47,145)   (806,802) (48,927)
                                      ----------  -------  ----------  -------
 Net Increase (Decrease) --
   Institutional Class Shares........ $  776,994   44,423  $  324,349   20,072
                                      ==========  =======  ==========  =======

   On October 29, 2010, the Board of Directors/Trustees adopted a Plan of Recapitalization of DFA International Value Portfolio's Class R2 Shares. On November 19, 2010, a reverse stock split was executed whereby each shareholder of Class R2 Shares received one share for every 2.631 shares held. The purpose of the reverse split was to reduce the number of Class R2 Shares, thereby increasing the net asset value of each Class R2 Share outstanding in order to more closely align the net asset value with the net asset value of DFA International Value Portfolio's Institutional Class Shares. The per share data in the financial highlights, capital share activity in the statements of changes in net assets and the outstanding shares and net asset value as of October 31, 2010 in the statement of assets and liabilities have been retroactively restated to reflect the reverse stock splits for the respective Class R2 Shares.

H. FINANCIAL INSTRUMENTS:

   In accordance with U.S. Large Company Portfolio investment objectives and policies, U.S. Large Company Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: U.S. Large Company Portfolio may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with U.S. Large Company Portfolio's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: U.S. Large Company Portfolio may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, U.S. Large Company Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by U.S. Large Company Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, U.S. Large Company Portfolio record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that U.S. Large Company Portfolio could lose more than the initial margin requirements. Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At October 31, 2011, U.S. Large Company Portfolio had outstanding futures contracts (dollar amounts in thousands):

                                                                                         APPROXIMATE
                                              EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                                DESCRIPTION      DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                              --------------- ---------- ---------- -------- ----------- -----------
U.S. Large Company Portfolio. S&P 500(R)Index 12/16/2011    173     $54,032    $3,744      $3,360

* During the year ended October 31, 2011, U.S. Large Company Portfolio's average notional contract amount of outstanding futures contracts was $51,173 (in thousands).

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the

Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of U.S. Large Company Portfolio's derivative instrument holdings for the year ended October 31, 2011.

   The following is a summary of U.S. Large Company Portfolio's location and value of derivative instrument holdings on U.S. Large Company Portfolio's Statements of Assets and Liabilities categorized by primary risk exposure as of October 31, 2011 (amounts in thousands):

                                                         ASSET DERIVATIVES VALUE
                                                         -----------------------
                              LOCATION ON THE STATEMENTS
                                    OF ASSETS AND                EQUITY
                                     LIABILITIES                CONTRACTS
                              -------------------------- -----------------------
                                  Payables: Futures
U.S. Large Company Portfolio.      Margin Variation              $3,744*

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on U.S. Large Company Portfolio's Statement of Operations for the Portfolio's derivative instrument holdings through the year ended October 31, 2011:

                                     LOCATION OF GAIN (LOSS)
                                         ON DERIVATIVES
  DERIVATIVE TYPE                     RECOGNIZED IN INCOME
  ---------------   ----------------------------------------------------------
  Equity contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                    Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from U.S. Large Company Portfolio's direct investment in derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2011 (amounts in thousands):

                                             REALIZED GAIN (LOSS)
                                                ON DERIVATIVES
                                             RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $2,851

                                             CHANGE IN UNREALIZED
                                        APPRECIATION (DEPRECIATION) ON
                                       DERIVATIVES RECOGNIZED IN INCOME
                                       --------------------------------
                                                    EQUITY
                                                  CONTRACTS
                                       --------------------------------
         U.S. Large Company Portfolio.              $2,298

I. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Portfolios under this line of credit during the year ended October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

                 WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                  AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
               INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
               ------------- ------------ ------------ -------- ---------------
U.S. Large
  Company
  Portfolio...     0.87%       $10,549         4          $1        $13,712

* Number of Days Outstanding represents the total of single or consecutive days during the year ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under this line of credit as of October 31, 2011.

J. SECURITIES LENDING:

   As of October 31, 2011, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio receives cash collateral. The Portfolio invests its cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policies, the Portfolio will generally invest its cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

   Under the recently enacted Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

N. OTHER:

   At October 31, 2011, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                   PERCENTAGE
                                                      NUMBER OF   OF OUSTANDING
                                                     SHAREHOLDERS    SHARES
                                                     ------------ -------------
DFA International Value Portfolio -- Class R2 Shares      2            65%
DFA International Value Portfolio -- Institutional
  Class Shares......................................      2            45%
U.S. Large Company Portfolio........................      2            67%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE PORTFOLIOS, AS DEFINED, AND
BOARD OF DIRECTORS OF DIMENSIONAL INVESTMENT GROUP INC.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/ summary schedules of portfolio holdings and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (constituting portfolios within Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

            U.S. LARGE  RUSSELL
            CAP VALUE  1000 VALUE
              SERIES     INDEX
            ---------- ----------
10/31/2001  10,000.00  10,000.00
11/30/2001  10,943.95  10,581.00
12/31/2001  11,201.62  10,830.71
1/31/2002   11,323.13  10,747.32
2/28/2002   11,467.42  10,764.51
3/31/2002   11,944.31  11,273.67
4/30/2002   11,837.80  10,886.99
5/31/2002   11,913.88  10,941.42
6/30/2002   11,191.23  10,313.38
7/31/2002    9,946.91   9,354.24
8/31/2002   10,107.22   9,424.39
9/30/2002    8,987.27   8,376.40
10/31/2002   9,339.71   8,997.09
11/30/2002   9,998.25   9,563.91
12/31/2002   9,548.86   9,148.84
1/31/2003    9,325.36   8,927.43
2/28/2003    9,055.62   8,689.07
3/31/2003    9,012.87   8,703.84
4/30/2003    9,847.68   9,469.78
5/31/2003   10,504.71  10,081.53
6/30/2003   10,617.26  10,207.55
7/31/2003   10,888.70  10,359.64
8/31/2003   11,276.47  10,521.25
9/30/2003   11,028.61  10,418.14
10/31/2003  11,768.00  11,055.73
11/30/2003  12,031.56  11,206.09
12/31/2003  12,858.14  11,896.39
1/31/2004   13,077.27  12,105.76
2/29/2004   13,413.79  12,364.83
3/31/2004   13,359.72  12,256.02
4/30/2004   13,140.19  11,956.97
5/31/2004   13,210.75  12,078.93
6/30/2004   13,610.20  12,363.99
7/31/2004   13,169.63  12,189.66
8/31/2004   13,169.63  12,362.75
9/30/2004   13,573.99  12,554.38
10/31/2004  13,739.71  12,762.78
11/30/2004  14,639.39  13,408.58
12/31/2004  15,226.33  13,857.76
1/31/2005   14,845.27  13,611.10
2/28/2005   15,297.78  14,061.62
3/31/2005   15,256.09  13,868.98
4/30/2005   14,739.34  13,620.72
5/31/2005   15,367.39  13,948.73
6/30/2005   15,684.56  14,101.26
7/31/2005   16,466.00  14,509.24
8/31/2005   16,330.44  14,446.19
9/30/2005   16,581.97  14,649.02
10/31/2005  16,142.02  14,276.97
11/30/2005  16,786.57  14,743.83
12/31/2005  16,809.40  14,831.90
1/31/2006   17,610.24  15,407.84
2/28/2006   17,551.85  15,501.93
3/31/2006   17,863.99  15,711.91
4/30/2006   18,365.56  16,111.25
5/31/2006   18,031.18  15,704.27
6/30/2006   18,184.95  15,804.62
7/31/2006   17,924.69  16,188.89
8/31/2006   18,218.54  16,459.82
9/30/2006   18,723.40  16,787.77
10/31/2006  19,464.92  17,337.39
11/30/2006  19,835.14  17,733.15
12/31/2006  20,233.10  18,131.24
1/31/2007   20,823.45  18,363.12
2/28/2007   20,510.39  18,076.84
3/31/2007   20,653.25  18,356.32
4/30/2007   21,531.73  19,034.63
5/31/2007   22,419.17  19,721.20
6/30/2007   22,058.59  19,260.39
7/31/2007   20,691.73  18,369.72
8/31/2007   20,296.06  18,575.56
9/30/2007   20,825.43  19,213.59
10/31/2007  20,942.73  19,215.71
11/30/2007  19,772.61  18,276.56
12/31/2007  19,706.79  18,099.83
1/31/2008   18,953.37  17,374.87
2/29/2008   18,372.43  16,646.90
3/31/2008   18,200.96  16,522.05
4/30/2008   19,348.20  17,327.43
5/31/2008   19,812.56  17,299.93
6/30/2008   17,640.96  15,643.96
7/31/2008   17,448.91  15,587.48
8/31/2008   17,787.28  15,852.47
9/30/2008   16,189.34  14,687.77
10/31/2008  12,549.67  12,145.13
11/30/2008  11,318.77  11,274.22
12/31/2008  11,687.03  11,430.71
1/31/2009   10,299.49  10,116.29
2/28/2009    8,856.07   8,764.65
3/31/2009    9,731.44   9,514.06
4/30/2009   11,305.23  10,533.88
5/31/2009   12,171.28  11,185.26
6/30/2009   12,022.28  11,102.66
7/31/2009   13,167.70  12,011.43
8/31/2009   14,061.69  12,639.69
9/30/2009   14,676.31  13,128.03
10/31/2009  14,043.07  12,726.25
11/30/2009  14,834.62  13,443.54
12/31/2009  15,244.36  13,681.45
1/31/2010   14,890.49  13,296.67
2/28/2010   15,533.05  13,716.38
3/31/2010   16,743.66  14,609.32
4/30/2010   17,274.46  14,987.35
5/31/2010   15,793.79  13,755.45
6/30/2010   14,601.81  12,981.10
7/31/2010   15,747.23  13,859.89
8/31/2010   14,797.37  13,266.83
9/30/2010   16,240.79  14,296.12
10/31/2010  16,846.09  14,725.09
11/30/2010  16,715.72  14,647.16
12/31/2010  18,345.39  15,802.89
1/31/2011   18,932.07  16,160.37
2/28/2011   19,956.43  16,756.44
3/31/2011   20,049.55  16,822.99
4/30/2011   20,561.73  17,270.96
5/31/2011   20,263.74  17,088.49
6/30/2011   19,909.87  16,738.11
7/31/2011   18,997.25  16,182.92
8/31/2011   17,395.52  15,173.01
9/30/2011   15,635.48  14,026.33
10/31/2011  17,805.27  15,632.24

                       AVERAGE ANNUAL  ONE   FIVE    TEN
                       TOTAL RETURN    YEAR  YEARS  YEARS
                       --------------  ----  -----  -----
                                       5.69% -1.77% 5.94%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                             MSCI
                 DFA       WORLD EX
            INTERNATIONAL USA INDEX
            VALUE SERIES  (NET DIV.)
            ------------- ----------
10/31/2001    10,000.00   10,000.00
11/30/2001    10,366.45   10,393.05
12/31/2001    10,409.11   10,459.69
1/31/2002     10,183.27    9,927.67
2/28/2002     10,296.19    9,988.19
3/31/2002     10,942.91   10,519.13
4/30/2002     11,312.46   10,581.25
5/31/2002     11,692.28   10,719.90
6/30/2002     11,364.25   10,283.85
7/31/2002     10,201.88    9,261.52
8/31/2002     10,191.50    9,247.14
9/30/2002      8,980.01    8,266.41
10/31/2002     9,241.06    8,700.64
11/30/2002     9,793.32    9,101.20
12/31/2002     9,544.58    8,807.06
1/31/2003      9,229.23    8,471.49
2/28/2003      9,040.02    8,304.50
3/31/2003      8,825.93    8,144.45
4/30/2003      9,794.89    8,926.06
5/31/2003     10,532.14    9,479.67
6/30/2003     10,871.88    9,709.96
7/31/2003     11,363.15    9,932.72
8/31/2003     11,662.18   10,188.84
9/30/2003     12,108.49   10,494.52
10/31/2003    13,063.02   11,151.70
11/30/2003    13,342.64   11,404.48
12/31/2003    14,343.90   12,278.97
1/31/2004     14,711.14   12,449.94
2/29/2004     15,153.99   12,736.28
3/31/2004     15,390.55   12,800.04
4/30/2004     14,925.81   12,464.99
5/31/2004     15,077.12   12,523.26
6/30/2004     15,699.97   12,812.46
7/31/2004     15,120.91   12,421.74
8/31/2004     15,317.57   12,473.38
9/30/2004     15,807.56   12,836.97
10/31/2004    16,412.16   13,298.30
11/30/2004    17,632.35   14,182.70
12/31/2004    18,510.44   14,781.87
1/31/2005     18,326.26   14,490.86
2/28/2005     19,051.48   15,135.50
3/31/2005     18,581.17   14,791.94
4/30/2005     18,016.70   14,414.77
5/31/2005     18,039.74   14,441.06
6/30/2005     18,328.87   14,677.11
7/31/2005     19,146.60   15,151.11
8/31/2005     19,777.42   15,569.39
9/30/2005     20,333.48   16,279.93
10/31/2005    20,028.07   15,753.88
11/30/2005    20,384.62   16,171.07
12/31/2005    21,382.98   16,920.86
1/31/2006     22,843.40   17,991.10
2/28/2006     23,062.46   17,930.68
3/31/2006     24,036.07   18,499.33
4/30/2006     25,253.09   19,383.92
5/31/2006     24,230.80   18,647.48
6/30/2006     24,078.31   18,623.47
7/31/2006     24,449.12   18,797.96
8/31/2006     25,289.64   19,332.22
9/30/2006     25,639.80   19,316.65
10/31/2006    26,778.52   20,080.04
11/30/2006    27,668.30   20,678.14
12/31/2006    28,747.31   21,271.04
1/31/2007     29,289.47   21,400.80
2/28/2007     29,263.65   21,572.00
3/31/2007     30,209.59   22,124.75
4/30/2007     31,734.28   23,131.37
5/31/2007     32,819.65   23,645.05
6/30/2007     32,579.84   23,668.78
7/31/2007     31,673.75   23,341.60
8/31/2007     31,319.19   23,003.73
9/30/2007     32,954.25   24,310.66
10/31/2007    34,552.43   25,367.46
11/30/2007    32,459.31   24,375.45
12/31/2007    31,760.16   23,917.24
1/31/2008     29,187.33   21,760.83
2/29/2008     28,815.70   22,155.18
3/31/2008     29,161.07   21,838.92
4/30/2008     30,463.80   23,052.85
5/31/2008     30,478.12   23,402.67
6/30/2008     27,464.21   21,582.81
7/31/2008     26,686.64   20,814.76
8/31/2008     25,571.64   20,009.79
9/30/2008     22,584.98   17,120.81
10/31/2008    16,921.43   13,559.35
11/30/2008    15,883.30   12,824.03
12/31/2008    17,084.56   13,500.05
1/31/2009     14,726.53   12,240.40
2/28/2009     12,917.23   11,001.28
3/31/2009     14,326.12   11,726.22
4/30/2009     16,965.92   13,238.41
5/31/2009     19,487.08   14,912.63
6/30/2009     19,190.47   14,758.20
7/31/2009     21,474.34   16,143.96
8/31/2009     22,705.26   16,917.67
9/30/2009     23,862.03   17,615.66
10/31/2009    22,912.89   17,332.88
11/30/2009    23,595.08   17,761.74
12/31/2009    23,862.03   18,044.88
1/31/2010     22,482.81   17,199.03
2/28/2010     22,571.79   17,181.80
3/31/2010     24,351.43   18,287.85
4/30/2010     23,936.18   18,015.17
5/31/2010     21,133.24   16,027.20
6/30/2010     20,762.49   15,795.35
7/31/2010     23,357.80   17,255.24
8/31/2010     22,215.86   16,739.48
9/30/2010     24,603.55   18,345.25
10/31/2010    25,463.71   18,998.78
11/30/2010    24,188.30   18,194.20
12/31/2010    26,442.51   19,659.22
1/31/2011     27,569.62   20,082.72
2/28/2011     28,489.10   20,827.38
3/31/2011     27,703.09   20,410.15
4/30/2011     29,186.12   21,521.72
5/31/2011     28,133.17   20,883.72
6/30/2011     27,747.58   20,586.29
7/31/2011     26,857.76   20,246.71
8/31/2011     23,980.67   18,534.99
9/30/2011     21,355.70   16,673.65
10/31/2011    23,417.12   18,295.22

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      -8.04% -2.65% 8.88%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                         MSCI
            JAPANESE    JAPAN
             SMALL    SMALL CAP
            COMPANY   INDEX (NET
             SERIES     DIV.)
            --------- ----------
10/31/2001  10,000.00 10,000.00
11/30/2001   9,327.35  9,612.18
12/31/2001   8,273.54  8,450.66
1/31/2002    7,825.11  7,877.64
2/28/2002    8,452.91  8,289.40
3/31/2002    8,901.35  8,875.95
4/30/2002    9,260.09  9,462.07
5/31/2002   10,179.37 10,453.56
6/30/2002    9,730.94  9,993.50
7/31/2002    9,618.83  9,677.48
8/31/2002    9,484.30  9,452.00
9/30/2002    9,215.25  9,074.03
10/31/2002   8,497.76  8,135.29
11/30/2002   8,430.49  8,196.37
12/31/2002   8,363.23  8,013.23
1/31/2003    8,385.65  7,966.77
2/28/2003    8,991.03  8,370.73
3/31/2003    9,080.72  8,235.14
4/30/2003    9,484.30  8,492.03
5/31/2003   10,089.69  8,880.07
6/30/2003   10,896.86  9,876.75
7/31/2003   11,031.39  9,992.74
8/31/2003   11,995.52 11,252.49
9/30/2003   12,780.27 12,071.13
10/31/2003  13,295.96 12,965.80
11/30/2003  12,466.37 12,074.92
12/31/2003  13,206.28 12,938.18
1/31/2004   13,856.50 13,409.29
2/29/2004   13,946.19 13,374.63
3/31/2004   16,793.72 15,826.55
4/30/2004   16,233.18 15,323.06
5/31/2004   15,448.43 14,562.03
6/30/2004   16,950.67 16,093.72
7/31/2004   15,874.44 14,774.84
8/31/2004   16,121.08 14,929.06
9/30/2004   15,739.91 14,478.43
10/31/2004  16,053.81 14,746.14
11/30/2004  16,547.09 15,387.82
12/31/2004  17,354.26 16,132.71
1/31/2005   18,071.75 16,681.47
2/28/2005   18,744.39 17,000.41
3/31/2005   18,856.50 16,960.77
4/30/2005   18,340.81 16,822.91
5/31/2005   18,026.91 16,513.06
6/30/2005   18,363.23 16,736.48
7/31/2005   18,744.39 17,210.51
8/31/2005   19,798.21 17,801.18
9/30/2005   20,605.38 18,913.75
10/31/2005  21,255.61 19,291.61
11/30/2005  21,681.61 20,116.10
12/31/2005  24,125.56 22,836.49
1/31/2006   25,156.95 23,564.37
2/28/2006   23,654.71 22,029.98
3/31/2006   24,708.52 23,018.22
4/30/2006   25,201.79 23,132.47
5/31/2006   23,430.49 21,276.86
6/30/2006   22,533.63 20,610.49
7/31/2006   21,457.40 19,247.96
8/31/2006   21,816.14 19,759.90
9/30/2006   21,479.82 19,327.46
10/31/2006  21,322.87 19,203.45
11/30/2006  21,188.34 19,041.76
12/31/2006  21,367.71 19,152.66
1/31/2007   21,816.14 19,525.00
2/28/2007   22,690.58 20,295.43
3/31/2007   22,533.63 20,108.45
4/30/2007   22,219.73 19,764.20
5/31/2007   21,771.30 19,293.11
6/30/2007   22,130.04 19,419.79
7/31/2007   22,264.57 19,414.82
8/31/2007   21,322.87 18,232.06
9/30/2007   21,300.45 18,121.39
10/31/2007  21,434.98 18,776.67
11/30/2007  20,941.70 17,987.27
12/31/2007  19,641.26 16,911.13
1/31/2008   19,080.72 16,080.52
2/29/2008   18,946.19 16,256.79
3/31/2008   19,327.35 16,262.06
4/30/2008   19,461.88 16,463.98
5/31/2008   20,179.37 16,971.30
6/30/2008   19,237.67 15,929.21
7/31/2008   18,699.55 15,407.85
8/31/2008   17,668.16 14,727.10
9/30/2008   16,524.66 13,289.05
10/31/2008  15,313.90 11,886.37
11/30/2008  15,717.49 12,371.81
12/31/2008  17,331.84 13,335.23
1/31/2009   16,143.50 12,636.29
2/28/2009   14,058.30 10,974.99
3/31/2009   14,686.10 11,362.30
4/30/2009   15,291.48 11,943.61
5/31/2009   17,174.89 13,405.20
6/30/2009   18,318.39 14,257.97
7/31/2009   18,699.55 14,614.88
8/31/2009   19,686.10 15,434.15
9/30/2009   19,484.30 15,373.22
10/31/2009  18,789.24 14,810.53
11/30/2009  18,026.91 14,281.12
12/31/2009  17,959.64 14,014.45
1/31/2010   18,206.28 14,316.74
2/28/2010   18,565.02 14,588.56
3/31/2010   19,506.73 15,252.36
4/30/2010   20,089.69 15,665.44
5/31/2010   18,408.07 14,578.75
6/30/2010   18,699.55 14,643.15
7/31/2010   19,035.87 14,820.66
8/31/2010   18,520.18 14,506.95
9/30/2010   19,327.35 15,100.17
10/31/2010  18,923.77 14,976.12
11/30/2010  19,394.62 15,267.84
12/31/2010  21,188.34 16,808.33
1/31/2011   21,681.61 17,008.22
2/28/2011   22,690.58 17,692.38
3/31/2011   21,278.03 16,600.65
4/30/2011   21,165.92 16,615.70
5/31/2011   20,807.17 16,368.73
6/30/2011   21,860.99 16,978.44
7/31/2011   22,668.16 17,683.68
8/31/2011   22,062.78 16,960.86
9/30/2011   21,950.67 16,976.25
10/31/2011  20,829.60 16,350.07

                      AVERAGE ANNUAL   ONE   FIVE    TEN
                      TOTAL RETURN     YEAR  YEARS  YEARS
                      --------------  -----  -----  -----
                                      10.07% -0.47% 7.61%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                            MSCI
                         PACIFIC EX
            ASIA PACIFIC   JAPAN
               SMALL     SMALL CAP
              COMPANY      INDEX
               SERIES    (NET DIV.)
            ------------ ----------
10/31/2001   10,000.00   10,000.00
11/30/2001   10,569.23   10,540.34
12/31/2001   10,707.69   10,696.29
1/31/2002    11,230.77   11,048.01
2/28/2002    11,338.46   11,116.83
3/31/2002    11,830.77   11,635.32
4/30/2002    11,907.69   11,658.69
5/31/2002    12,584.62   12,522.73
6/30/2002    12,184.62   12,105.21
7/31/2002    11,461.54   11,327.86
8/31/2002    11,676.92   11,600.69
9/30/2002    10,892.31   10,932.32
10/31/2002   11,230.77   11,188.80
11/30/2002   11,338.46   11,438.25
12/31/2002   11,492.31   11,624.82
1/31/2003    11,861.54   12,055.00
2/28/2003    11,938.46   11,866.69
3/31/2003    11,692.31   11,838.56
4/30/2003    12,030.77   12,491.67
5/31/2003    13,261.54   13,379.83
6/30/2003    13,876.92   14,093.87
7/31/2003    14,830.77   14,415.18
8/31/2003    15,892.31   15,115.04
9/30/2003    17,169.23   16,317.91
10/31/2003   18,169.23   17,665.90
11/30/2003   18,307.69   17,587.77
12/31/2003   19,123.08   18,740.21
1/31/2004    20,323.08   19,507.16
2/29/2004    20,953.85   20,096.75
3/31/2004    20,292.31   20,136.47
4/30/2004    18,815.38   18,997.55
5/31/2004    18,676.92   18,911.52
6/30/2004    18,753.85   18,933.81
7/31/2004    19,092.31   19,648.28
8/31/2004    19,553.85   20,295.55
9/30/2004    20,753.85   21,507.08
10/31/2004   21,738.46   22,883.75
11/30/2004   23,323.08   24,644.82
12/31/2004   23,861.54   25,686.55
1/31/2005    24,400.00   25,910.67
2/28/2005    25,107.69   26,735.96
3/31/2005    24,261.54   25,975.82
4/30/2005    23,446.15   25,553.33
5/31/2005    22,923.08   25,881.67
6/30/2005    23,953.85   27,296.65
7/31/2005    24,769.23   28,433.08
8/31/2005    25,415.38   28,410.57
9/30/2005    26,353.85   29,843.62
10/31/2005   24,876.92   28,090.23
11/30/2005   25,492.31   29,155.56
12/31/2005   25,892.31   29,727.83
1/31/2006    27,646.15   31,429.05
2/28/2006    28,046.15   31,744.73
3/31/2006    29,476.92   33,088.83
4/30/2006    31,169.23   35,223.04
5/31/2006    29,400.00   33,424.53
6/30/2006    29,215.38   33,017.40
7/31/2006    29,784.62   33,356.24
8/31/2006    30,523.08   34,444.29
9/30/2006    30,846.15   35,013.74
10/31/2006   33,384.62   37,454.98
11/30/2006   35,246.15   39,731.51
12/31/2006   36,261.54   41,214.77
1/31/2007    37,200.00   42,261.59
2/28/2007    38,200.00   43,067.41
3/31/2007    40,200.00   45,289.34
4/30/2007    43,015.38   48,429.84
5/31/2007    46,707.69   50,331.04
6/30/2007    48,630.77   51,639.92
7/31/2007    49,400.00   51,626.14
8/31/2007    45,723.08   48,303.77
9/30/2007    51,076.92   52,590.28
10/31/2007   55,553.85   56,185.13
11/30/2007   51,892.31   51,671.82
12/31/2007   51,015.38   50,960.73
1/31/2008    45,892.31   44,132.03
2/29/2008    47,307.69   46,753.63
3/31/2008    45,015.38   43,804.20
4/30/2008    48,169.23   46,734.65
5/31/2008    50,276.92   47,238.82
6/30/2008    45,338.46   41,953.90
7/31/2008    42,676.92   40,024.66
8/31/2008    39,692.31   36,773.53
9/30/2008    32,876.92   29,594.72
10/31/2008   21,953.85   19,141.79
11/30/2008   19,846.15   17,052.75
12/31/2008   22,015.38   19,034.03
1/31/2009    19,307.69   16,938.03
2/28/2009    18,246.15   15,886.23
3/31/2009    21,076.92   18,163.07
4/30/2009    24,230.77   21,414.23
5/31/2009    30,492.31   26,548.71
6/30/2009    30,738.46   27,296.09
7/31/2009    35,184.62   31,237.80
8/31/2009    36,784.62   32,843.12
9/30/2009    39,661.54   35,594.15
10/31/2009   40,553.85   36,447.47
11/30/2009   42,446.15   37,495.39
12/31/2009   43,569.23   38,993.74
1/31/2010    41,215.38   36,500.35
2/28/2010    41,953.85   36,957.83
3/31/2010    45,415.38   40,003.60
4/30/2010    46,046.15   41,122.24
5/31/2010    39,676.92   34,913.27
6/30/2010    39,200.00   34,714.24
7/31/2010    43,553.85   38,246.22
8/31/2010    43,507.69   38,161.09
9/30/2010    50,107.69   43,890.56
10/31/2010   52,276.92   45,838.85
11/30/2010   51,584.62   45,226.66
12/31/2010   56,646.15   49,791.31
1/31/2011    55,446.15   48,343.35
2/28/2011    55,800.00   48,608.02
3/31/2011    56,984.62   50,100.04
4/30/2011    59,415.38   52,126.61
5/31/2011    57,661.54   50,933.42
6/30/2011    55,723.08   49,122.18
7/31/2011    56,646.15   49,846.74
8/31/2011    52,707.69   46,379.74
9/30/2011    42,876.92   37,947.11
10/31/2011   49,584.62   44,164.23

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -5.15% 8.23% 17.36%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

             UNITED
             KINGDOM   MSCI UK
              SMALL   SMALL CAP
             COMPANY    INDEX
             SERIES   (NET DIV.)
            --------- ----------
10/31/2001  10,000.00 10,000.00
11/30/2001  10,672.76 10,936.71
12/31/2001  11,112.96 11,303.48
1/31/2002   10,813.95 10,713.26
2/28/2002   10,921.93 10,717.24
3/31/2002   11,470.10 11,515.80
4/30/2002   11,976.74 11,944.79
5/31/2002   12,109.63 11,810.27
6/30/2002   11,627.91 11,087.75
7/31/2002   10,789.04  9,862.08
8/31/2002   10,805.65  9,944.34
9/30/2002    9,892.03  9,255.93
10/31/2002   9,842.19  9,267.18
11/30/2002  10,174.42  9,438.37
12/31/2002  10,149.50  9,165.00
1/31/2003    9,908.64  8,476.23
2/28/2003    9,576.41  8,230.16
3/31/2003    9,493.36  8,220.08
4/30/2003   10,390.37  9,320.73
5/31/2003   11,636.21 10,677.75
6/30/2003   12,300.66 11,029.52
7/31/2003   12,790.70 11,727.54
8/31/2003   13,330.56 12,285.65
9/30/2003   13,853.82 12,608.01
10/31/2003  14,642.86 13,630.49
11/30/2003  14,717.61 13,744.04
12/31/2003  15,539.87 14,514.71
1/31/2004   16,694.35 15,744.72
2/29/2004   17,666.11 16,811.38
3/31/2004   17,425.25 16,747.28
4/30/2004   16,802.33 16,164.56
5/31/2004   16,827.24 16,155.31
6/30/2004   17,400.33 16,715.76
7/31/2004   16,760.80 15,959.27
8/31/2004   16,644.52 15,740.85
9/30/2004   17,117.94 16,258.19
10/31/2004  17,657.81 16,876.88
11/30/2004  19,086.38 18,241.41
12/31/2004  19,875.42 19,293.66
1/31/2005   20,440.20 19,726.86
2/28/2005   21,137.87 20,193.81
3/31/2005   20,664.45 19,941.65
4/30/2005   19,966.78 19,040.32
5/31/2005   19,576.41 18,871.47
6/30/2005   19,950.17 19,161.83
7/31/2005   20,340.53 19,730.96
8/31/2005   21,486.71 20,685.84
9/30/2005   21,245.85 20,721.81
10/31/2005  20,647.84 20,090.81
11/30/2005  21,544.85 21,093.61
12/31/2005  22,491.69 22,005.02
1/31/2006   24,252.49 23,797.00
2/28/2006   24,584.72 24,170.09
3/31/2006   24,991.69 24,659.07
4/30/2006   26,254.15 25,964.07
5/31/2006   25,722.59 25,387.80
6/30/2006   25,714.29 25,172.31
7/31/2006   25,897.01 24,976.62
8/31/2006   26,985.05 25,875.37
9/30/2006   27,774.09 26,633.97
10/31/2006  29,352.16 28,159.38
11/30/2006  31,196.01 29,984.30
12/31/2006  32,898.67 31,391.24
1/31/2007   33,131.23 31,318.01
2/28/2007   33,122.92 31,415.74
3/31/2007   34,684.39 32,715.16
4/30/2007   35,880.40 34,339.00
5/31/2007   36,362.13 34,559.59
6/30/2007   35,033.22 33,553.76
7/31/2007   34,850.50 33,365.13
8/31/2007   34,651.16 32,142.02
9/30/2007   33,455.15 30,320.58
10/31/2007  36,129.57 33,652.34
11/30/2007  31,951.83 29,758.35
12/31/2007  30,265.78 28,264.30
1/31/2008   28,230.90 25,990.00
2/29/2008   28,646.18 26,870.55
3/31/2008   28,538.21 26,532.84
4/30/2008   29,019.93 27,026.34
5/31/2008   29,102.99 27,154.23
6/30/2008   26,785.71 25,297.80
7/31/2008   25,847.18 24,288.46
8/31/2008   25,431.89 23,652.70
9/30/2008   21,503.32 19,303.37
10/31/2008  15,730.90 13,947.23
11/30/2008  14,617.94 12,653.82
12/31/2008  14,294.02 12,332.82
1/31/2009   13,945.18 12,265.18
2/28/2009   13,372.09 11,858.58
3/31/2009   13,953.49 12,546.32
4/30/2009   16,877.08 15,428.40
5/31/2009   18,604.65 17,057.98
6/30/2009   18,696.01 17,178.38
7/31/2009   20,315.61 18,759.16
8/31/2009   21,901.99 20,567.85
9/30/2009   22,541.53 21,042.33
10/31/2009  22,574.75 21,072.79
11/30/2009  22,508.31 20,853.53
12/31/2009  22,981.73 21,368.65
1/31/2010   22,757.48 21,269.47
2/28/2010   21,976.74 20,316.81
3/31/2010   23,820.60 22,107.47
4/30/2010   24,701.00 22,989.86
5/31/2010   21,910.30 20,226.43
6/30/2010   22,325.58 20,313.81
7/31/2010   25,340.53 22,757.26
8/31/2010   24,410.30 22,139.12
9/30/2010   27,018.27 24,578.39
10/31/2010  28,430.23 25,626.08
11/30/2010  27,034.88 24,558.85
12/31/2010  29,800.66 27,128.52
1/31/2011   30,232.56 27,390.91
2/28/2011   31,146.18 28,113.28
3/31/2011   30,573.09 27,628.21
4/30/2011   33,280.73 30,160.70
5/31/2011   33,081.40 29,778.97
6/30/2011   32,026.58 28,775.86
7/31/2011   31,818.94 28,696.23
8/31/2011   28,646.18 25,768.96
9/30/2011   25,755.81 23,051.45
10/31/2011  28,488.37 25,570.45

                      AVERAGE ANNUAL  ONE   FIVE    TEN
                      TOTAL RETURN    YEAR  YEARS  YEARS
                      --------------  ----  -----  -----
                                      0.20% -0.60% 11.04%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                           MSCI
            CONTINENTAL EUROPE EX
               SMALL     UK SMALL
              COMPANY   CAP INDEX
              SERIES    (NET DIV.)
            ----------- ----------
10/31/2001   10,000.00  10,000.00
11/30/2001   10,426.23  10,756.14
12/31/2001   10,516.39  10,854.44
1/31/2002    10,524.59  10,862.21
2/28/2002    10,680.33  10,914.49
3/31/2002    11,229.51  11,613.59
4/30/2002    11,680.33  11,931.29
5/31/2002    12,147.54  12,138.16
6/30/2002    12,147.54  11,861.08
7/31/2002    11,196.72  10,602.31
8/31/2002    11,049.18  10,326.98
9/30/2002     9,893.44   9,021.19
10/31/2002   10,196.72   9,563.57
11/30/2002   10,762.30  10,087.76
12/31/2002   10,959.02   9,850.93
1/31/2003    10,885.25   9,720.16
2/28/2003    10,565.57   9,292.75
3/31/2003    10,500.00   9,271.06
4/30/2003    11,811.48  10,633.78
5/31/2003    13,016.39  11,679.16
6/30/2003    13,229.51  11,852.81
7/31/2003    13,696.72  12,274.82
8/31/2003    14,000.00  12,628.64
9/30/2003    14,721.31  13,344.66
10/31/2003   15,631.15  14,459.38
11/30/2003   16,450.82  15,228.81
12/31/2003   17,475.41  16,025.45
1/31/2004    18,319.67  16,831.49
2/29/2004    18,934.43  17,399.32
3/31/2004    18,549.18  16,798.90
4/30/2004    18,327.87  16,534.35
5/31/2004    18,532.79  16,587.01
6/30/2004    19,090.16  17,178.66
7/31/2004    18,475.41  16,488.34
8/31/2004    18,590.16  16,540.62
9/30/2004    19,557.38  17,462.76
10/31/2004   20,295.08  18,202.98
11/30/2004   22,467.21  20,223.29
12/31/2004   23,631.15  21,234.33
1/31/2005    23,967.21  21,472.42
2/28/2005    25,508.20  22,976.81
3/31/2005    24,811.48  22,390.05
4/30/2005    24,155.74  21,731.32
5/31/2005    24,221.31  22,040.87
6/30/2005    24,877.05  22,746.24
7/31/2005    26,426.23  24,306.80
8/31/2005    27,319.67  24,996.99
9/30/2005    28,016.39  25,850.55
10/31/2005   26,631.15  24,066.45
11/30/2005   26,729.51  24,373.37
12/31/2005   28,114.75  25,785.86
1/31/2006    30,811.48  28,663.11
2/28/2006    31,704.92  29,472.42
3/31/2006    33,754.10  31,376.50
4/30/2006    36,081.97  33,599.80
5/31/2006    34,352.46  31,872.74
6/30/2006    33,713.11  31,146.44
7/31/2006    33,639.34  30,805.67
8/31/2006    34,532.79  31,530.47
9/30/2006    35,000.00  31,861.33
10/31/2006   36,762.30  33,564.19
11/30/2006   39,319.67  35,912.99
12/31/2006   41,196.72  37,607.07
1/31/2007    43,106.56  38,811.43
2/28/2007    43,180.33  38,977.52
3/31/2007    45,704.92  41,050.13
4/30/2007    48,114.75  43,534.46
5/31/2007    49,049.18  44,293.47
6/30/2007    48,516.39  43,870.15
7/31/2007    48,254.10  43,549.02
8/31/2007    46,540.98  41,578.04
9/30/2007    47,581.97  42,405.35
10/31/2007   49,877.05  44,942.91
11/30/2007   46,196.72  41,727.51
12/31/2007   45,311.48  40,882.27
1/31/2008    41,000.00  35,959.03
2/29/2008    42,762.30  38,135.17
3/31/2008    44,122.95  38,910.66
4/30/2008    44,655.74  39,575.33
5/31/2008    45,516.39  40,190.70
6/30/2008    41,680.33  36,476.45
7/31/2008    39,475.41  34,405.48
8/31/2008    38,401.64  33,465.93
9/30/2008    31,721.31  26,537.01
10/31/2008   23,254.10  19,070.42
11/30/2008   21,442.62  17,489.52
12/31/2008   23,680.33  19,105.69
1/31/2009    20,991.80  17,389.96
2/28/2009    19,180.33  15,858.85
3/31/2009    20,573.77  17,085.09
4/30/2009    23,942.62  20,641.43
5/31/2009    27,409.84  23,722.81
6/30/2009    27,073.77  23,418.72
7/31/2009    29,229.51  25,521.22
8/31/2009    31,680.33  28,140.39
9/30/2009    34,393.44  30,837.40
10/31/2009   33,434.43  29,995.79
11/30/2009   34,450.82  30,612.47
12/31/2009   34,344.26  30,750.49
1/31/2010    33,778.69  30,340.42
2/28/2010    33,065.57  29,476.79
3/31/2010    35,524.59  31,867.58
4/30/2010    35,188.52  31,666.40
5/31/2010    30,188.52  26,767.57
6/30/2010    30,000.00  26,367.41
7/31/2010    33,590.16  29,526.59
8/31/2010    32,057.38  28,123.38
9/30/2010    36,467.21  32,463.01
10/31/2010   38,590.16  34,545.61
11/30/2010   35,581.97  31,928.47
12/31/2010   40,196.72  36,398.58
1/31/2011    41,344.26  37,221.62
2/28/2011    42,057.38  37,852.76
3/31/2011    43,475.41  39,130.12
4/30/2011    46,418.03  41,863.46
5/31/2011    44,852.46  40,266.66
6/30/2011    43,409.84  38,966.49
7/31/2011    40,959.02  36,601.48
8/31/2011    36,754.10  32,777.62
9/30/2011    31,221.31  27,853.45
10/31/2011   34,426.23  30,905.90

                     AVERAGE ANNUAL   ONE    FIVE    TEN
                     TOTAL RETURN     YEAR   YEARS  YEARS
                     --------------  ------  -----  -----
                                     -10.75% -1.30% 13.16%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS

THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
APRIL 2, 2007-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                         MSCI
            CANADIAN    CANADA
             SMALL    SMALL CAP
            COMPANY     INDEX
             SERIES   (NET DIV.)
            --------- ----------
4/2/2007    10,000.00 10,000.00
4/30/2007   10,710.00 10,486.77
5/31/2007   11,420.00 11,331.42
6/30/2007   11,370.00 11,305.55
7/31/2007   11,300.00 11,024.40
8/31/2007   10,560.00 10,339.57
9/30/2007   11,730.00 11,599.69
10/31/2007  13,000.00 12,851.68
11/30/2007  11,020.00 10,808.72
12/31/2007  11,430.00 11,109.21
1/31/2008   10,350.00 10,107.38
2/29/2008   11,160.00 11,071.35
3/31/2008   10,290.00 10,199.20
4/30/2008   10,540.00 10,554.53
5/31/2008   11,140.00 11,104.08
6/30/2008   10,620.00 10,724.58
7/31/2008    9,710.00  9,775.01
8/31/2008    9,310.00  9,529.52
9/30/2008    7,190.00  7,506.38
10/31/2008   4,800.00  5,011.50
11/30/2008   4,180.00  4,559.69
12/31/2008   4,500.00  4,785.31
1/31/2009    4,530.00  4,833.49
2/28/2009    4,120.00  4,453.87
3/31/2009    4,380.00  4,708.45
4/30/2009    5,300.00  5,465.62
5/31/2009    6,340.00  6,621.52
6/30/2009    5,950.00  6,220.34
7/31/2009    6,700.00  6,995.57
8/31/2009    6,920.00  7,259.67
9/30/2009    7,910.00  8,156.87
10/31/2009   7,760.00  8,210.75
11/30/2009   8,420.00  8,899.60
12/31/2009   8,960.00  9,422.87
1/31/2010    8,540.00  9,031.08
2/28/2010    9,050.00  9,631.72
3/31/2010    9,770.00 10,453.70
4/30/2010   10,120.00 10,889.81
5/31/2010    9,150.00  9,929.20
6/30/2010    8,730.00  9,463.81
7/31/2010    9,440.00 10,233.79
8/31/2010    9,330.00 10,202.01
9/30/2010   10,430.00 11,318.76
10/31/2010  11,110.00 12,004.31
11/30/2010  11,650.00 12,509.34
12/31/2010  12,840.00 13,659.88
1/31/2011   12,780.00 13,499.73
2/28/2011   13,660.00 14,392.30
3/31/2011   13,680.00 14,395.94
4/30/2011   13,940.00 14,832.50
5/31/2011   13,360.00 14,235.58
6/30/2011   12,620.00 13,509.82
7/31/2011   12,810.00 13,867.52
8/31/2011   11,840.00 13,042.67
9/30/2011    9,600.00 10,655.16
10/31/2011  11,140.00 12,174.41

                         AVERAGE ANNUAL  ONE     FROM
                         TOTAL RETURN    YEAR  4/2/2007
                         --------------  ----  --------
                                         0.27%   2.38%

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                         MSCI
                       EMERGING
            EMERGING   MARKETS
            MARKETS     INDEX
             SERIES   (NET DIV.)
            --------- ----------
10/31/2001  10,000.00 10,000.00
11/30/2001  11,107.23 11,043.27
12/31/2001  11,969.70 11,919.10
1/31/2002   12,634.03 12,321.28
2/28/2002   12,470.86 12,521.02
3/31/2002   13,006.99 13,270.30
4/30/2002   13,146.85 13,355.36
5/31/2002   12,808.86 13,139.34
6/30/2002   11,841.49 12,150.05
7/31/2002   11,270.40 11,221.22
8/31/2002   11,305.36 11,392.69
9/30/2002   10,116.55 10,163.15
10/31/2002  10,536.13 10,823.45
11/30/2002  11,340.33 11,568.33
12/31/2002  10,885.78 11,183.53
1/31/2003   10,874.13 11,134.20
2/28/2003   10,710.96 10,821.37
3/31/2003   10,536.13 10,512.33
4/30/2003   11,958.04 11,447.16
5/31/2003   12,832.17 12,265.59
6/30/2003   13,333.33 12,960.90
7/31/2003   13,601.40 13,766.84
8/31/2003   14,219.11 14,688.09
9/30/2003   14,860.14 14,795.06
10/31/2003  15,990.68 16,053.85
11/30/2003  15,839.16 16,249.19
12/31/2003  17,505.83 17,425.74
1/31/2004   17,843.82 18,034.27
2/29/2004   18,636.36 18,861.27
3/31/2004   18,764.57 19,097.00
4/30/2004   17,575.76 17,533.32
5/31/2004   17,377.62 17,183.53
6/30/2004   17,692.31 17,256.72
7/31/2004   17,680.65 16,940.82
8/31/2004   18,170.16 17,643.35
9/30/2004   19,195.80 18,661.28
10/31/2004  19,731.93 19,107.15
11/30/2004  21,456.88 20,875.96
12/31/2004  22,855.48 21,878.59
1/31/2005   23,041.96 21,934.15
2/28/2005   24,755.24 23,847.87
3/31/2005   23,065.27 22,271.83
4/30/2005   22,517.48 21,673.95
5/31/2005   23,193.47 22,428.37
6/30/2005   23,892.77 23,190.38
7/31/2005   25,431.24 24,811.33
8/31/2005   25,594.41 25,023.81
9/30/2005   27,634.03 27,353.90
10/31/2005  26,258.74 25,566.00
11/30/2005  28,158.51 27,680.93
12/31/2005  29,790.21 29,317.06
1/31/2006   32,645.69 32,591.52
2/28/2006   32,552.45 32,552.84
3/31/2006   32,995.34 32,839.73
4/30/2006   34,976.69 35,178.14
5/31/2006   30,944.06 31,492.44
6/30/2006   30,909.09 31,415.46
7/31/2006   31,480.19 31,865.25
8/31/2006   32,470.86 32,677.19
9/30/2006   32,925.41 32,949.27
10/31/2006  34,895.10 34,513.80
11/30/2006  37,132.87 37,079.37
12/31/2006  38,636.36 38,748.91
1/31/2007   39,207.46 38,331.68
2/28/2007   38,613.05 38,104.17
3/31/2007   40,372.96 39,621.55
4/30/2007   42,960.37 41,455.91
5/31/2007   45,839.16 43,509.21
6/30/2007   46,596.74 45,548.75
7/31/2007   47,727.27 47,952.05
8/31/2007   46,911.42 46,932.97
9/30/2007   51,048.95 52,115.94
10/31/2007  56,655.01 57,927.95
11/30/2007  52,960.37 53,821.63
12/31/2007  52,773.89 54,010.37
1/31/2008   48,181.82 47,270.20
2/29/2008   49,720.28 50,759.33
3/31/2008   48,181.82 48,073.18
4/30/2008   51,631.70 51,974.50
5/31/2008   51,934.73 52,938.69
6/30/2008   46,608.39 47,658.72
7/31/2008   46,002.33 45,861.03
8/31/2008   43,275.06 42,197.96
9/30/2008   37,261.07 34,813.18
10/31/2008  27,447.55 25,285.56
11/30/2008  24,965.04 23,382.14
12/31/2008  26,923.08 25,205.85
1/31/2009   24,860.14 23,578.05
2/28/2009   23,251.75 22,247.96
3/31/2009   26,608.39 25,445.15
4/30/2009   30,559.44 29,679.48
5/31/2009   35,769.23 34,750.69
6/30/2009   35,466.20 34,282.58
7/31/2009   39,533.80 38,137.59
8/31/2009   39,673.66 38,001.05
9/30/2009   43,181.82 41,450.42
10/31/2009  42,272.73 41,501.69
11/30/2009  44,813.52 43,284.42
12/31/2009  46,433.57 44,993.77
1/31/2010   43,904.43 42,484.38
2/28/2010   44,440.56 42,633.91
3/31/2010   48,170.16 46,075.86
4/30/2010   48,461.54 46,634.07
5/31/2010   43,962.70 42,532.30
6/30/2010   44,032.63 42,219.64
7/31/2010   47,913.75 45,735.49
8/31/2010   46,806.53 44,847.26
9/30/2010   52,132.87 49,831.12
10/31/2010  53,717.95 51,278.04
11/30/2010  52,517.48 49,924.41
12/31/2010  56,794.87 53,486.99
1/31/2011   55,326.34 52,035.83
2/28/2011   54,941.72 51,550.58
3/31/2011   58,006.99 54,581.43
4/30/2011   60,034.97 56,274.56
5/31/2011   58,379.95 54,798.52
6/30/2011   57,692.31 53,955.51
7/31/2011   57,249.42 53,715.88
8/31/2011   52,622.38 48,915.60
9/30/2011   44,662.00 41,783.97
10/31/2011  50,256.41 47,318.56

                      AVERAGE ANNUAL   ONE   FIVE   TEN
                      TOTAL RETURN     YEAR  YEARS YEARS
                      --------------  -----  ----- -----
                                      -6.44% 7.57% 17.52%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                         MSCI
            EMERGING   EMERGING
             MARKETS   MARKETS
            SMALL CAP   INDEX
             SERIES   (NET DIV.)
            --------- ----------
10/31/2001  10,000.00 10,000.00
11/30/2001  11,040.22 11,043.27
12/31/2001  11,900.14 11,919.10
1/31/2002   12,815.53 12,321.28
2/28/2002   12,676.84 12,521.02
3/31/2002   13,481.28 13,270.30
4/30/2002   13,855.76 13,355.36
5/31/2002   13,758.67 13,139.34
6/30/2002   12,857.14 12,150.05
7/31/2002   12,260.75 11,221.22
8/31/2002   12,413.31 11,392.69
9/30/2002   10,998.61 10,163.15
10/31/2002  11,456.31 10,823.45
11/30/2002  12,343.97 11,568.33
12/31/2002  11,941.75 11,183.53
1/31/2003   12,163.66 11,134.20
2/28/2003   12,024.97 10,821.37
3/31/2003   11,941.75 10,512.33
4/30/2003   13,481.28 11,447.16
5/31/2003   14,507.63 12,265.59
6/30/2003   15,131.76 12,960.90
7/31/2003   15,450.76 13,766.84
8/31/2003   16,380.03 14,688.09
9/30/2003   17,004.16 14,795.06
10/31/2003  18,488.21 16,053.85
11/30/2003  18,862.69 16,249.19
12/31/2003  20,748.96 17,425.74
1/31/2004   21,373.09 18,034.27
2/29/2004   22,274.62 18,861.27
3/31/2004   22,649.10 19,097.00
4/30/2004   21,400.83 17,533.32
5/31/2004   20,513.18 17,183.53
6/30/2004   20,679.61 17,256.72
7/31/2004   20,832.18 16,940.82
8/31/2004   21,525.66 17,643.35
9/30/2004   22,718.45 18,661.28
10/31/2004  23,300.97 19,107.15
11/30/2004  25,506.24 20,875.96
12/31/2004  26,865.46 21,878.59
1/31/2005   27,628.29 21,934.15
2/28/2005   29,375.87 23,847.87
3/31/2005   27,364.77 22,271.83
4/30/2005   26,366.16 21,673.95
5/31/2005   26,879.33 22,428.37
6/30/2005   27,558.95 23,190.38
7/31/2005   29,098.47 24,811.33
8/31/2005   29,292.65 25,023.81
9/30/2005   31,234.40 27,353.90
10/31/2005  29,722.61 25,566.00
11/30/2005  31,844.66 27,680.93
12/31/2005  33,938.97 29,317.06
1/31/2006   37,239.94 32,591.52
2/28/2006   37,656.03 32,552.84
3/31/2006   38,335.65 32,839.73
4/30/2006   41,484.05 35,178.14
5/31/2006   37,128.99 31,492.44
6/30/2006   35,506.24 31,415.46
7/31/2006   36,324.55 31,865.25
8/31/2006   37,600.55 32,677.19
9/30/2006   38,668.52 32,949.27
10/31/2006  41,595.01 34,513.80
11/30/2006  44,757.28 37,079.37
12/31/2006  46,823.86 38,748.91
1/31/2007   47,753.12 38,331.68
2/28/2007   48,155.34 38,104.17
3/31/2007   50,332.87 39,621.55
4/30/2007   54,188.63 41,455.91
5/31/2007   58,515.95 43,509.21
6/30/2007   60,277.39 45,548.75
7/31/2007   63,231.62 47,952.05
8/31/2007   60,624.13 46,932.97
9/30/2007   64,798.89 52,115.94
10/31/2007  69,708.74 57,927.95
11/30/2007  64,147.02 53,821.63
12/31/2007  64,895.98 54,010.37
1/31/2008   57,115.12 47,270.20
2/29/2008   58,765.60 50,759.33
3/31/2008   56,033.29 48,073.18
4/30/2008   59,445.22 51,974.50
5/31/2008   59,112.34 52,938.69
6/30/2008   52,302.36 47,658.72
7/31/2008   51,511.79 45,861.03
8/31/2008   48,404.99 42,197.96
9/30/2008   39,694.87 34,813.18
10/31/2008  27,669.90 25,285.56
11/30/2008  25,991.68 23,382.14
12/31/2008  29,681.00 25,205.85
1/31/2009   27,420.25 23,578.05
2/28/2009   25,742.03 22,247.96
3/31/2009   29,292.65 25,445.15
4/30/2009   35,228.85 29,679.48
5/31/2009   43,231.62 34,750.69
6/30/2009   43,023.58 34,282.58
7/31/2009   48,529.82 38,137.59
8/31/2009   49,112.34 38,001.05
9/30/2009   53,217.75 41,450.42
10/31/2009  53,176.14 41,501.69
11/30/2009  56,338.42 43,284.42
12/31/2009  59,445.22 44,993.77
1/31/2010   56,837.73 42,484.38
2/28/2010   57,822.47 42,633.91
3/31/2010   62,773.93 46,075.86
4/30/2010   63,814.15 46,634.07
5/31/2010   57,420.25 42,532.30
6/30/2010   58,959.78 42,219.64
7/31/2010   64,396.67 45,735.49
8/31/2010   64,715.67 44,847.26
9/30/2010   72,593.62 49,831.12
10/31/2010  75,492.37 51,278.04
11/30/2010  73,481.28 49,924.41
12/31/2010  77,711.51 53,486.99
1/31/2011   74,452.15 52,035.83
2/28/2011   72,288.49 51,550.58
3/31/2011   76,324.55 54,581.43
4/30/2011   80,360.61 56,274.56
5/31/2011   78,571.43 54,798.52
6/30/2011   78,557.56 53,955.51
7/31/2011   79,459.08 53,715.88
8/31/2011   71,941.75 48,915.60
9/30/2011   59,167.82 41,783.97
10/31/2011  65,728.16 47,318.56

                      AVERAGE ANNUAL   ONE    FIVE   TEN
                      TOTAL RETURN     YEAR   YEARS YEARS
                      --------------  ------  ----- -----
                                      -12.94% 9.58% 20.72%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

U.S. EQUITY MARKET REVIEW                      12 MONTHS ENDED OCTOBER 31, 2011

   The year ending October 31, 2011, was a relatively volatile period for U.S. equities. Broad market returns were positive with the Russell 3000(R) Index returning 7.90%. Small cap stocks, represented by the Russell 2000(R) Index, underperformed large cap stocks, represented by the Russell 1000(R) Index. Small cap value stocks, represented by the Russell 2000(R) Value Index, underperformed small cap growth stocks, represented by the Russell 2000(R) Growth Index. Large cap value stocks, represented by the Russell 1000(R) Value Index, underperformed large cap growth stocks, represented by the Russell 1000(R) Growth Index.

   The broad market, as represented by the Russell 3000(R) Index, had a positive return in each of the six months through April 2011. Monthly performance turned negative in May and continued through the third quarter, although total returns remained positive through August largely due to gains over the first half of the period. Sharp declines through September brought calendar year to date total returns across all market segments into negative territory. Double-digit gains in October helped all the market segments post positive total returns for the twelve-month period.

   Among the most important factors explaining differences in the behavior of diversified equity portfolios are the company size and company value/growth characteristics of the portfolio's holdings. Size is measured by market capitalization and value classification is a function of stock price relative to one or more fundamental characteristics. Compared to other stocks, value stocks often have lower market value relative to their earnings, dividends, and book value.

   Dividing the market into micro cap, small cap, and large cap segments shows how these segments affected the broad market return.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

         Russell 3000(R) Index.................................. 7.90%
         Russell Microcap(R) Index (micro cap stocks)........... 2.11%
         Russell 2000(R) Index (small cap stocks)............... 6.71%
         Russell 1000(R) Index (large cap stocks)............... 8.01%

   Further dividing small cap and large cap into value and growth segments shows additional detail in the performance differences over the period.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2011

         Russell 2000(R) Value Index (small cap value stocks)... 3.54% Russell 2000(R) Growth Index (small cap growth stocks). 9.84% Russell 1000(R) Value Index (large cap value stocks)... 6.16% Russell 1000(R) Growth Index (large cap growth stocks). 9.92%
--------
Sources: Russell data copyright (C) Russell Investment Group 1995-2011, all rights reserved.

   Differences in returns for the various Dimensional U.S. equity funds over the 12 months ended October 31, 2011 were attributable primarily to differences in value/growth and size characteristics as well as the exclusion of REIT securities from most Dimensional portfolios, except for the DFA Real Estate Securities Portfolio and the U.S. Large Company Portfolio. Moreover, the portfolio construction approach used by Dimensional Fund Advisors LP (the "Advisor" or "Dimensional") generally resulted in portfolios with greater emphasis on value or small company characteristics relative to widely used index benchmarks.

DOMESTIC EQUITY SERIES' PERFORMANCE OVERVIEW

THE U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series seeks to capture the returns of U.S. large company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to closely track a specific equity index. As of October 31, 2011, the Series held approximately 220 securities and was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2011, total returns were 5.69% for the Series and 6.16% for the Russell 1000(R) Value Index. As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.S. equity market rather than the behavior of a limited number of stocks. As indicated by the Russell benchmarks, growth stocks outperformed value stocks in the U.S. during the year. The Series' higher allocation to the deepest value stocks, which significantly underperformed, was a contributor to its relative underperformance as compared to the Index. Dimensional's U.S. value strategies exclude REITS and highly regulated utilities, two sectors that performed well during this period. In addition to the higher allocation to the deepest value stocks, these exclusions were drivers of underperformance relative to the Russell 1000(R) Value Index.

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2011

   The one-year period ending October 31, 2011, was characterized by levels of volatility in non-US developed markets not seen since 2008-09.

   While broad market returns were positive through April 2011, stocks dropped for five out of the next six months to end the period in negative territory, with stocks represented by the MSCI World ex USA Index (net dividends) returning -3.70% overall. The slide in August and September, accompanied by poor US economic data and European debt worries among other factors, produced some of the lowest monthly returns since 2008. October's rally produced some of the best monthly returns since early 2009. As measured by the MSCI indices below, growth stocks outperformed their value counterparts, while small cap stocks outperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                    U.S. DOLLAR
                                                      RETURN
                                                    -----------
                 MSCI World ex USA Index...........    -3.70%
                 MSCI World ex USA Small Cap Index.    -2.01%
                 MSCI World ex USA Value Index.....    -4.74%
                 MSCI World ex USA Growth Index....    -2.73%
--------
   The US dollar (USD) generally depreciated against other major developed markets currencies during the period. While the USD's value remained relatively constant against the euro and British pound, it fell significantly against the Swiss franc and Australian dollar, and to a lesser extent, against the Japanese yen.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                         LOCAL
                                                        CURRENCY U.S. DOLLAR
   TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP   RETURN    RETURN
   ---------------------------------------------------  -------- -----------
   United Kingdom......................................    1.14%     2.10%
   Japan...............................................   -5.45%    -2.33%
   Canada..............................................   -2.57%    -0.18%
   France..............................................  -11.83%   -11.52%
   Australia...........................................   -4.39%     3.49%

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                         LOCAL
                                                        CURRENCY U.S. DOLLAR
   TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP   RETURN    RETURN
   ---------------------------------------------------  -------- -----------
   Switzerland.........................................   -9.66%     2.03%
   Germany.............................................   -7.39%    -7.07%
   Spain...............................................  -15.21%   -14.91%
   Sweden..............................................   -7.75%    -4.35%
   Hong Kong...........................................   -8.67%    -8.82%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    -7.72%
               MSCI Emerging Markets Small Cap Index.   -16.70%
               MSCI Emerging Markets Value Index.....    -6.99%
               MSCI Emerging Markets Growth Index....    -8.45%
--------
   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                         LOCAL
                                                        CURRENCY U.S. DOLLAR
   TEN LARGEST EMERGING MARKETS BY MARKET CAP            RETURN    RETURN
   ------------------------------------------           -------- -----------
   China...............................................  -15.62%   -15.76%
   Brazil..............................................  -12.71%   -12.57%
   South Korea.........................................    4.63%     6.24%
   Taiwan..............................................   -5.30%    -3.07%
   South Africa........................................   10.15%    -2.95%
   India...............................................  -12.30%   -19.99%
   Russia..............................................   -1.24%     0.22%
   Mexico..............................................    5.26%    -1.38%
   Malaysia............................................    2.08%     3.53%
   Indonesia...........................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

INTERNATIONAL EQUITY SERIES' PERFORMANCE OVERVIEW

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series seeks to capture the returns of international large company value stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap value stocks, and does not attempt to track any specific equity index. As of October 31, 2011, the Series held approximately 530 securities in 23 developed countries. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ending October 31, 2011, total returns were -8.04% for the Series and -3.70% for the MSCI World ex USA Index (net dividends). The MSCI Standard benchmarks indicate that on the whole, growth stocks outperformed value stocks in international developed markets during the period. In particular, there was an extremely wide performance difference between deep value stocks and extreme growth stocks. The Series' larger allocation to deep value stocks, which underperformed, and significantly lower allocation to extreme growth stocks, which outperformed, was the primary contributor to its relative underperformance as compared to the Index. An additional component of the Series' relative performance was due to differences in valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of U.S. markets, while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets, while the Index uses local market closing prices.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series seeks to capture the returns of Japanese small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 1,400 securities. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2011, total returns were 10.07% for the Series and 9.17% for the MSCI Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Japanese equity market rather than the behavior of a limited number of stocks. In general, Japanese small cap stocks significantly outperformed Japanese mid cap and large cap stocks over the period. In particular, the smallest Japanese stocks outperformed all other market capitalizations. The Series has a higher allocation to the smallest market capitalization segment than the Index, which contributed significantly to the Series' relative outperformance. The positive contribution from size allocation differences was partially offset by differences in the valuation timing and methodology between the Portfolio and the Index. The Portfolio prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Portfolio utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series seeks to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 1,100 securities across the eligible countries. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2011, total returns were -5.15% for the Series and -3.65% for the MSCI Pacific ex Japan Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in Asia Pacific equity markets rather than the behavior of a limited number of stocks. In general, Asia Pacific small cap stocks underperformed Asia Pacific mid cap and large cap stocks over the period. In particular, micro cap stocks in Hong Kong and Singapore did especially poorly. Relative to the Index, the Series' higher allocation to the smallest stocks had a significant negative impact on the Series' relative performance. The Series' relative underperformance was also affected by differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series seeks to capture the returns of U.K. small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 375 securities. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the U.K. equity market, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were 0.20% for the Series and -0.22% for the MSCI UK Small Cap Index (net dividends). One of the primary contributors to the Series' performance relative to the Index was the Series' exclusion of securities traded on the AIM segment of the London Stock Exchange. The Index includes these securities, which significantly underperformed, contributing to the Series' relative outperformance. The positive impact of the foregoing contributors to relative performance was partially offset by differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series seeks to capture the returns of small company stocks in developed markets of Europe (excluding the U.K.) and Israel, by purchasing shares in such securities. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 1,500 securities in 15 developed continental European countries and Israel. Country allocations generally reflect the approximate weights of individual securities within a universe of continental European and Israeli small company stocks constructed by the Advisor. In general, the Series was mostly invested in equities throughout the year. The average cash level for period was less than 1% of the Series' assets.

   As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the continental European (excluding the U.K.) and Israeli equity markets, rather than the behavior of a limited number of stocks. For the 12 months ended October 31, 2011, total returns were -10.75% for the Series and -10.54% for the MSCI Europe ex UK Small Cap Index (net dividends). Overall, the Series' underperformance was primarily attributable to differences in the valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series seeks to capture the returns of Canadian small company stocks. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 450 securities. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2011, total returns were 0.27% for the Series and 1.42% for the MSCI Canada Small Cap Index (net dividends). As a result of the Series' diversified investment approach, performance was determined principally by broad structural trends in the Canadian equity market rather than the behavior of a limited number of stocks. Relative to the Index, the Series' underperformance was primarily due to differences in construction methodology and the timing of Index rebalancing. For example, two outperforming stocks in the materials sector, New Gold and Equinox Minerals, moved outside Dimensional's small cap universe during the period and were held at lower average weights in the Series than in the Index. Yellow Media, the worst performing stock in Canada during this period, was not added to the Index until August but was eligible for the Series' earlier in the year. The combination of having lower weights in two outperforming stocks and a higher weight in an underperforming stock led to the Series' relative underperformance. The time of valuation of currency can create differences between the performance of the Series and the Index.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series seeks to capture the returns of large cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to large cap emerging markets stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 850 securities across 20 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -6.44% for the Series and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was generally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series' relative outperformance was primarily due to differences in country weight allocations and in the composition of the Series' holdings relative to the Index. In particular, the Series' lower weight in China, which underperformed, contributed significantly to the Series' relative outperformance. The time of valuation of currency and fair valuation adjustments can create differences between the performance of the Series and the Index.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series seeks to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to small company stocks in selected emerging markets, and does not attempt to track a specific equity index. As of October 31, 2011, the Series held approximately 2,550 securities in 15 emerging markets. In general, the Series was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Series' assets. The Series' country weights were capped at 15% of assets associated with any one country upon purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -12.94% for the Series and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Series' diversified approach, performance was principally determined by structural trends in emerging markets rather than the behavior of a limited number of stocks. The Series' underperformance was primarily due to emerging markets small cap stocks significantly underperforming their large cap counterparts during the period. The Series holds primarily small cap stocks, whereas the Index holds primarily large cap and mid cap stocks. To a lesser extent, an additional component of the Series' performance was due to differences in valuation timing and methodology between the Series and the Index. The Series prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Series utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLES

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/11  10/31/11    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
THE U.S. LARGE CAP VALUE SERIES
Actual Fund Return..................... $1,000.00 $  865.94    0.12%    $0.56
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.60    0.12%    $0.61

THE DFA INTERNATIONAL VALUE SERIES
Actual Fund Return..................... $1,000.00 $  802.34    0.23%    $1.04
Hypothetical 5% Annual Return.......... $1,000.00 $1,024.05    0.23%    $1.17

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/11  10/31/11    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  984.11    0.14%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.50    0.14%    $0.71

THE ASIA PACIFIC SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  834.53    0.17%    $0.79
Hypothetical 5% Annual Return........... $1,000.00 $1,024.35    0.17%    $0.87

THE UNITED KINGDOM SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  855.99    0.13%    $0.61
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE CONTINENTAL SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  741.64    0.16%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.40    0.16%    $0.82

THE CANADIAN SMALL COMPANY SERIES
Actual Fund Return...................... $1,000.00 $  799.14    0.15%    $0.68
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

THE EMERGING MARKETS SERIES
Actual Fund Return...................... $1,000.00 $  837.13    0.22%    $1.02
Hypothetical 5% Annual Return........... $1,000.00 $1,024.10    0.22%    $1.12

THE EMERGING MARKETS SMALL CAP SERIES
Actual Fund Return...................... $1,000.00 $  817.90    0.36%    $1.65
Hypothetical 5% Annual Return........... $1,000.00 $1,023.39    0.36%    $1.84

--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                         DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                        THE U.S. LARGE CAP VALUE SERIES

                   Consumer Discretionary.............  15.8%
                   Consumer Staples...................   9.1%
                   Energy.............................  17.8%
                   Financials.........................  18.0%
                   Health Care........................  10.9%
                   Industrials........................  14.3%
                   Information Technology.............   3.5%
                   Materials..........................   2.7%
                   Telecommunication Services.........   6.4%
                   Utilities..........................   1.5%
                                                       -----
                                                       100.0%

                      THE DFA INTERNATIONAL VALUE SERIES

                   Consumer Discretionary.............  13.2%
                   Consumer Staples...................   5.8%
                   Energy.............................  13.8%
                   Financials.........................  27.8%
                   Health Care........................   1.8%
                   Industrials........................   9.9%
                   Information Technology.............   2.6%
                   Materials..........................  12.3%
                   Other..............................    --
                   Telecommunication Services.........   9.1%
                   Utilities..........................   3.7%
                                                       -----
                                                       100.0%

                       THE JAPANESE SMALL COMPANY SERIES

                   Consumer Discretionary.............  23.1%
                   Consumer Staples...................  10.1%
                   Energy.............................   1.0%
                   Financials.........................  11.4%
                   Health Care........................   4.2%
                   Industrials........................  27.0%
                   Information Technology.............  10.8%
                   Materials..........................  11.8%
                   Utilities..........................   0.6%
                                                       -----
                                                       100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                   Consumer Discretionary.............  22.5%
                   Consumer Staples...................   3.8%
                   Energy.............................   6.8%
                   Financials.........................  11.0%
                   Health Care........................   5.6%
                   Industrials........................  22.7%
                   Information Technology.............   4.1%
                   Materials..........................  17.2%
                   Other..............................    --
                   Telecommunication Services.........   2.2%
                   Utilities..........................   4.1%
                                                       -----
                                                       100.0%

                       THE CANADIAN SMALL COMPANY SERIES

                   Consumer Discretionary.............  10.2%
                   Consumer Staples...................   3.1%
                   Energy.............................  25.6%
                   Financials.........................   7.3%
                   Health Care........................   2.0%
                   Industrials........................   9.0%
                   Information Technology.............   5.6%
                   Materials..........................  34.3%
                   Telecommunication Services.........   0.3%
                   Utilities..........................   2.6%
                                                       -----
                                                       100.0%

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                   Consumer Discretionary.............  22.7%
                   Consumer Staples...................   4.1%
                   Energy.............................   4.7%
                   Financials.........................  13.5%
                   Health Care........................   1.9%
                   Industrials........................  30.7%
                   Information Technology.............  10.2%
                   Materials..........................   7.3%
                   Other..............................    --
                   Telecommunication Services.........   2.3%
                   Utilities..........................   2.6%
                                                       -----
                                                       100.0%

                          THE EMERGING MARKETS SERIES

                   Consumer Discretionary.............   8.4%
                   Consumer Staples...................   9.2%
                   Energy.............................  14.1%
                   Financials.........................  21.6%
                   Health Care........................   1.0%
                   Industrials........................   6.8%
                   Information Technology.............  13.1%
                   Materials..........................  13.7%
                   Other..............................    --
                   Telecommunication Services.........   8.7%
                   Utilities..........................   3.4%
                                                       -----
                                                       100.0%

                     THE CONTINENTAL SMALL COMPANY SERIES

                   Consumer Discretionary.............  13.7%
                   Consumer Staples...................   7.8%
                   Energy.............................   5.5%
                   Financials.........................  17.8%
                   Health Care........................   8.8%
                   Industrials........................  25.2%
                   Information Technology.............   9.7%
                   Materials..........................   8.0%
                   Other..............................    --
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   1.3%
                   Utilities..........................   2.2%
                                                       -----
                                                       100.0%

                     THE EMERGING MARKETS SMALL CAP SERIES

                   Consumer Discretionary.............  18.5%
                   Consumer Staples...................  11.4%
                   Energy.............................   1.8%
                   Financials.........................  17.3%
                   Health Care........................   4.8%
                   Industrials........................  16.8%
                   Information Technology.............   9.2%
                   Materials..........................  15.3%
                   Other..............................   0.1%
                   Real Estate Investment Trusts......    --
                   Telecommunication Services.........   1.1%
                   Utilities..........................   3.7%
                                                       -----
                                                       100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                      ---------- -------------- ---------------
COMMON STOCKS -- (92.6%)
Consumer Discretionary -- (14.6%)
   Carnival Corp.....................  2,260,335 $   79,586,395       0.9%
  #CBS Corp. Class B.................  3,627,769     93,632,718       1.0%
  #Comcast Corp. Class A.............  9,940,714    233,109,743       2.5%
   Comcast Corp. Special Class A.....  3,843,964     88,411,172       0.9%
  *Liberty Interactive Corp. Class A.  3,316,465     54,489,520       0.6%
  #News Corp. Class A................  9,024,175    158,103,546       1.7%
  #News Corp. Class B................  3,247,295     57,964,216       0.6%
  #Time Warner Cable, Inc............  2,004,056    127,638,327       1.4%
  #Time Warner, Inc..................  6,251,359    218,735,051       2.3%
   Other Securities..................               356,593,391       3.8%
                                                 --------------      ----
Total Consumer Discretionary.........             1,468,264,079      15.7%
                                                 --------------      ----
Consumer Staples -- (8.4%)
   Archer-Daniels-Midland Co.........  3,072,555     88,919,742       0.9%
  #CVS Caremark Corp.................  6,703,937    243,352,913       2.6%
   Kraft Foods, Inc. Class A.........  6,937,764    244,070,538       2.6%
   Other Securities..................               269,707,477       2.9%
                                                 --------------      ----
Total Consumer Staples...............               846,050,670       9.0%
                                                 --------------      ----
Energy -- (16.5%)
   Anadarko Petroleum Corp...........  2,511,298    197,136,893       2.1%
  #Apache Corp.......................    722,673     71,999,911       0.8%
  #Chesapeake Energy Corp............  3,189,528     89,689,527       1.0%
  #Chevron Corp......................  1,013,563    106,474,793       1.1%
   ConocoPhillips....................  5,710,341    397,725,251       4.3%
   Devon Energy Corp.................    734,202     47,686,420       0.5%
   Hess Corp.........................  1,462,821     91,514,082       1.0%
   Marathon Oil Corp.................  3,514,978     91,494,877       1.0%
   Marathon Petroleum Corp...........  1,757,489     63,093,855       0.7%
  #National Oilwell Varco, Inc.......  1,891,996    134,956,075       1.4%
   Valero Energy Corp................  2,742,854     67,474,208       0.7%
   Other Securities..................               302,245,745       3.2%
                                                 --------------      ----
Total Energy.........................             1,661,491,637      17.8%
                                                 --------------      ----
Financials -- (16.7%)
   Bank of America Corp.............. 23,609,592    161,253,513       1.7%
  #Capital One Financial Corp........  2,343,277    106,994,028       1.1%
   Citigroup, Inc....................  7,841,714    247,719,745       2.7%
   CME Group, Inc....................    315,128     86,836,672       0.9%
   Loews Corp........................  2,340,216     92,906,575       1.0%
 #*MetLife, Inc......................  4,759,859    167,356,642       1.8%
   Morgan Stanley....................  3,076,864     54,275,881       0.6%
 #*Prudential Financial, Inc.........  2,326,280    126,084,376       1.4%
   SunTrust Banks, Inc...............  2,564,707     50,601,669       0.5%
   Other Securities..................               584,543,271       6.3%
                                                 --------------      ----
Total Financials.....................             1,678,572,372      18.0%
                                                 --------------      ----
Health Care -- (10.1%)
   Aetna, Inc........................  1,938,699     77,082,672       0.8%
   Humana, Inc.......................    712,843     60,513,242       0.7%
   Pfizer, Inc....................... 17,575,216    338,498,660       3.6%
  *Thermo Fisher Scientific, Inc.....  1,994,284    100,252,657       1.1%
   UnitedHealth Group, Inc...........  2,296,880    110,227,271       1.2%
   WellPoint, Inc....................  2,580,122    177,770,406       1.9%
   Other Securities..................               149,779,340       1.6%
                                                 --------------      ----
Total Health Care....................             1,014,124,248      10.9%
                                                 --------------      ----

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                          PERCENTAGE
                                                                             SHARES         VALUE+      OF NET ASSETS**
                                                                           ------------ --------------- ---------------
Industrials -- (13.3%)
   CSX Corp...............................................................    6,342,908 $   140,875,987        1.5%
   General Electric Co....................................................   21,437,880     358,226,975        3.8%
   Norfolk Southern Corp..................................................    2,045,548     151,350,097        1.6%
  #Northrop Grumman Corp..................................................    1,627,982      94,015,960        1.0%
   Tyco International, Ltd................................................    1,426,599      64,981,584        0.7%
   Union Pacific Corp.....................................................    2,590,289     257,915,076        2.8%
   Other Securities.......................................................                  269,921,810        2.9%
                                                                                        ---------------      -----
Total Industrials.........................................................                1,337,287,489       14.3%
                                                                                        ---------------      -----
Information Technology -- (3.2%)
   Other Securities.......................................................                  324,040,085        3.5%
                                                                                        ---------------      -----
Materials -- (2.5%)
  #Alcoa, Inc.............................................................    5,357,434      57,645,990        0.6%
   International Paper Co.................................................    2,299,481      63,695,624        0.7%
   Other Securities.......................................................                  129,095,337        1.4%
                                                                                        ---------------      -----
Total Materials...........................................................                  250,436,951        2.7%
                                                                                        ---------------      -----
Telecommunication Services -- (5.9%)
   AT&T, Inc..............................................................   13,044,608     382,337,460        4.1%
  #CenturyLink, Inc.......................................................    1,882,865      66,389,820        0.7%
   Verizon Communications, Inc............................................    1,811,751      66,998,552        0.7%
   Other Securities.......................................................                   84,468,354        0.9%
                                                                                        ---------------      -----
Total Telecommunication Services..........................................                  600,194,186        6.4%
                                                                                        ---------------      -----
Utilities -- (1.4%)
   Public Service Enterprise Group, Inc...................................    1,895,147      63,866,454        0.7%
   Other Securities.......................................................                   73,820,471        0.8%
                                                                                        ---------------      -----
Total Utilities...........................................................                  137,686,925        1.5%
                                                                                        ---------------      -----
TOTAL COMMON STOCKS.......................................................                9,318,148,642       99.8%
                                                                                        ---------------      -----
TEMPORARY CASH INVESTMENTS -- (0.2%)
   BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares....   15,006,327      15,006,327        0.1%
                                                                                        ---------------      -----

                                                                             SHARES/
                                                                              FACE
                                                                             AMOUNT
                                                                           ------------
                                                                              (000)
SECURITIES LENDING COLLATERAL -- (7.2%)
(S)@DFA Short Term Investment Fund........................................  724,867,696     724,867,696        7.8%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.12%, 11/01/11
     (Collateralized by $284,470 FHLMC, rates ranging from 4.500% to
     6.000%, maturities ranging from 07/01/30 to 10/01/36 & FNMA, rates ranging from 4.000% to 5.000%, maturities ranging from 06/01/26 to
     06/01/41, valued at $285,492) to be repurchased at $276,185.......... $        276         276,184        0.0%
                                                                                        ---------------      -----
TOTAL SECURITIES LENDING COLLATERAL.......................................                  725,143,880        7.8%
                                                                                        ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $8,292,882,883)....................................................              $10,058,298,849      107.7%
                                                                                        ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                            ---------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                            -------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary.. $1,468,264,079           --   --    $ 1,468,264,079
   Consumer Staples........    846,050,670           --   --        846,050,670
   Energy..................  1,661,491,637           --   --      1,661,491,637
   Financials..............  1,678,572,372           --   --      1,678,572,372
   Health Care.............  1,014,124,248           --   --      1,014,124,248
   Industrials.............  1,337,287,489           --   --      1,337,287,489
   Information Technology..    324,040,085           --   --        324,040,085
   Materials...............    250,436,951           --   --        250,436,951
   Telecommunication
     Services..............    600,194,186           --   --        600,194,186
   Utilities...............    137,686,925           --   --        137,686,925
Temporary Cash Investments.     15,006,327           --   --         15,006,327
Securities Lending
  Collateral...............             -- $725,143,880   --        725,143,880
                            -------------- ------------   --    ---------------
TOTAL...................... $9,333,154,969 $725,143,880   --    $10,058,298,849
                            ============== ============   ==    ===============

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES
                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS
                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (90.3%)
AUSTRALIA -- (5.1%)
   National Australia Bank, Ltd......... 1,758,678 $ 46,973,112       0.7%
   Wesfarmers, Ltd...................... 2,539,298   86,154,389       1.2%
   Other Securities.....................            254,775,155       3.7%
                                                   ------------      ----
TOTAL AUSTRALIA.........................            387,902,656       5.6%
                                                   ------------      ----
AUSTRIA -- (0.3%)
   Other Securities.....................             20,634,227       0.3%
                                                   ------------      ----
BELGIUM -- (0.8%)
   Other Securities.....................             59,337,610       0.9%
                                                   ------------      ----
CANADA -- (12.2%)
  #Encana Corp.......................... 2,051,015   44,487,529       0.6%
   Goldcorp, Inc........................   952,168   46,330,723       0.7%
   Kinross Gold Corp.................... 2,678,826   38,190,236       0.5%
  #Manulife Financial Corp.............. 4,206,497   55,537,999       0.8%
  #Sun Life Financial, Inc.............. 1,513,735   38,209,754       0.5%
   Suncor Energy, Inc................... 3,046,286   97,034,944       1.4%
  #Teck Resources, Ltd. Class B......... 1,483,730   59,483,171       0.9%
  #Thomson Reuters Corp................. 1,832,184   54,207,280       0.8%
  #TransCanada Corp..................... 1,901,357   80,823,171       1.2%
   Other Securities.....................            418,371,148       6.0%
                                                   ------------      ----
TOTAL CANADA............................            932,675,955      13.4%
                                                   ------------      ----
DENMARK -- (1.0%)
   Other Securities.....................             78,190,915       1.1%
                                                   ------------      ----
FINLAND -- (0.5%)
   Other Securities.....................             38,755,297       0.6%
                                                   ------------      ----
FRANCE -- (8.1%)
   AXA SA............................... 4,058,877   65,282,762       0.9%
   Cie de Saint-Gobain SA............... 1,039,077   48,023,542       0.7%
   GDF Suez SA.......................... 2,974,295   83,793,967       1.2%
   Societe Generale SA.................. 1,383,654   39,616,437       0.6%
   Vivendi SA........................... 3,567,218   79,714,572       1.2%
   Other Securities.....................            301,029,827       4.3%
                                                   ------------      ----
TOTAL FRANCE............................            617,461,107       8.9%
                                                   ------------      ----
GERMANY -- (7.6%)
   Allianz SE...........................   409,076   45,514,671       0.7%
   Bayerische Motoren Werke AG..........   915,762   74,391,132       1.1%
   Daimler AG........................... 2,088,586  106,077,407       1.5%
   Deutsche Bank AG..................... 1,039,440   42,979,349       0.6%
   Deutsche Telekom AG.................. 2,852,483   36,238,329       0.5%
  #Deutsche Telekom AG Sponsored ADR.... 3,099,741   39,366,711       0.6%
   E.ON AG.............................. 2,426,569   58,516,673       0.8%
   Munchener
     Rueckversicherungs-Gesellschaft AG.   400,624   53,651,325       0.8%
   Other Securities.....................            124,509,792       1.8%
                                                   ------------      ----
TOTAL GERMANY...........................            581,245,389       8.4%
                                                   ------------      ----
GREECE -- (0.1%)
   Other Securities.....................              4,894,561       0.1%
                                                   ------------      ----
HONG KONG -- (1.4%)
   Hutchison Whampoa, Ltd............... 5,618,000   51,349,161       0.7%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
 HONG KONG -- (Continued)
    Other Securities.................            $   55,518,530       0.8%
                                                 --------------      ----
 TOTAL HONG KONG.....................               106,867,691       1.5%
                                                 --------------      ----
 IRELAND -- (0.2%)
    Other Securities.................                15,199,876       0.2%
                                                 --------------      ----
 ISRAEL -- (0.5%)
    Other Securities.................                38,329,881       0.5%
                                                 --------------      ----
 ITALY -- (1.2%)
    Other Securities.................                89,164,763       1.3%
                                                 --------------      ----
 JAPAN -- (19.3%)
    Mitsubishi Heavy Industries, Ltd.  9,007,000     36,699,293       0.5%
   #Mitsubishi UFJ Financial Group,
     Inc............................. 15,413,706     66,987,001       1.0%
    Nissan Motor Co., Ltd............  4,503,100     41,404,872       0.6%
   #Sony Corp. Sponsored ADR.........  1,801,665     37,780,915       0.5%
    Sumitomo Corp....................  3,241,900     40,138,454       0.6%
   #Toyota Motor Corp. Sponsored ADR.    673,198     44,909,039       0.7%
    Other Securities.................             1,205,111,310      17.3%
                                                 --------------      ----
 TOTAL JAPAN.........................             1,473,030,884      21.2%
                                                 --------------      ----
 MALAYSIA -- (0.0%)
    Other Securities.................                        --       0.0%
                                                 --------------      ----
 NETHERLANDS -- (2.8%)
   #ArcelorMittal NV.................  2,446,831     50,730,198       0.7%
   *ING Groep NV.....................  4,345,626     37,463,546       0.5%
    Koninklijke Philips Electronics
      NV.............................  1,939,039     40,364,410       0.6%
    Other Securities.................                87,853,051       1.3%
                                                 --------------      ----
 TOTAL NETHERLANDS...................               216,411,205       3.1%
                                                 --------------      ----
 NEW ZEALAND -- (0.1%)
    Other Securities.................                 6,099,517       0.1%
                                                 --------------      ----
 NORWAY -- (1.0%)
    Other Securities.................                72,663,534       1.0%
                                                 --------------      ----
 PORTUGAL -- (0.1%)
    Other Securities.................                 5,744,115       0.1%
                                                 --------------      ----
 SINGAPORE -- (1.0%)
    Other Securities.................                78,508,852       1.1%
                                                 --------------      ----
 SPAIN -- (2.8%)
    Banco Santander SA...............  4,170,537     35,298,849       0.5%
    Repsol YPF SA Sponsored ADR......  1,432,181     43,208,901       0.6%
    Other Securities.................               131,339,944       1.9%
                                                 --------------      ----
 TOTAL SPAIN.........................               209,847,694       3.0%
                                                 --------------      ----
 SWEDEN -- (2.2%)
    Nordea Bank AB...................  4,070,233     36,961,282       0.5%
    Other Securities.................               133,018,079       1.9%
                                                 --------------      ----
 TOTAL SWEDEN........................               169,979,361       2.4%
                                                 --------------      ----
 SWITZERLAND -- (4.9%)
    Holcim, Ltd......................    886,165     56,117,367       0.8%
   *Swiss Re, Ltd....................  1,108,107     60,500,983       0.9%
   *UBS AG...........................  3,071,652     38,820,179       0.5%
    Zurich Financial Services AG.....    322,634     74,348,937       1.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                            PERCENTAGE
                                                SHARES        VALUE++     OF NET ASSETS**
                                              ------------ -------------- ---------------
SWITZERLAND -- (Continued)
   Other Securities..........................              $  140,256,396        2.0%
                                                           --------------      -----
TOTAL SWITZERLAND............................                 370,043,862        5.3%
                                                           --------------      -----
UNITED KINGDOM -- (17.1%)
   Aviva P.L.C...............................    7,470,381     40,755,092        0.6%
  #Barclays P.L.C. Sponsored ADR.............    4,308,754     53,902,513        0.8%
   BP P.L.C. Sponsored ADR...................    2,525,358    111,570,316        1.6%
   Kingfisher P.L.C..........................   10,285,817     42,615,041        0.6%
   Royal Dutch Shell P.L.C. ADR..............    3,323,210    238,606,478        3.4%
   Vodafone Group P.L.C......................   34,976,333     97,118,175        1.4%
   Vodafone Group P.L.C. Sponsored ADR.......    8,700,738    242,228,546        3.5%
   William Morrison Supermarkets P.L.C.......    8,127,143     39,411,911        0.6%
   Xstrata P.L.C.............................    4,186,332     69,729,764        1.0%
   Other Securities..........................                 370,447,348        5.3%
                                                           --------------      -----
TOTAL UNITED KINGDOM.........................               1,306,385,184       18.8%
                                                           --------------      -----
TOTAL COMMON STOCKS..........................               6,879,374,136       98.9%
                                                           --------------      -----
PREFERRED STOCKS -- (0.3%)
GERMANY -- (0.3%)
   Other Securities..........................                  19,462,153        0.3%
                                                           --------------      -----
RIGHTS/WARRANTS -- (0.0%)
HONG KONG -- (0.0%)
   Other Securities..........................                   1,391,631        0.0%
                                                           --------------      -----

                                                SHARES/
                                                 FACE
                                                AMOUNT        VALUE+
                                              ------------ --------------
                                                 (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@DFA Short Term Investment Fund...........  715,664,286    715,664,286       10.3%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $2,921,919) to be
     repurchased at $2,864,635............... $      2,865      2,864,626        0.0%
                                                           --------------      -----
TOTAL SECURITIES LENDING COLLATERAL..........                 718,528,912       10.3%
                                                           --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,061,653,062)......................              $7,618,756,832      109.5%
                                                           ==============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks
    Australia............. $    6,629,134 $  381,273,522   --    $  387,902,656
    Austria...............             --     20,634,227   --        20,634,227
    Belgium...............      3,455,957     55,881,653   --        59,337,610
    Canada................    932,675,955             --   --       932,675,955
    Denmark...............             --     78,190,915   --        78,190,915
    Finland...............      1,388,619     37,366,678   --        38,755,297
    France................     28,654,193    588,806,914   --       617,461,107
    Germany...............     88,531,841    492,713,548   --       581,245,389
    Greece................        335,251      4,559,310   --         4,894,561
    Hong Kong.............             --    106,867,691   --       106,867,691
    Ireland...............      4,784,538     10,415,338   --        15,199,876
    Israel................      5,756,752     32,573,129   --        38,329,881
    Italy.................     23,300,035     65,864,728   --        89,164,763
    Japan.................    117,374,320  1,355,656,564   --     1,473,030,884
    Malaysia..............             --             --   --                --
    Netherlands...........     13,867,890    202,543,315   --       216,411,205
    New Zealand...........             --      6,099,517   --         6,099,517
    Norway................        311,480     72,352,054   --        72,663,534
    Portugal..............             --      5,744,115   --         5,744,115
    Singapore.............             --     78,508,852   --        78,508,852
    Spain.................     55,061,813    154,785,881   --       209,847,694
    Sweden................      9,912,006    160,067,355   --       169,979,361
    Switzerland...........     52,276,796    317,767,066   --       370,043,862
    United Kingdom........    701,196,382    605,188,802   --     1,306,385,184
 Preferred Stocks
    Germany...............             --     19,462,153   --        19,462,153
 Rights/Warrants
    Hong Kong.............             --      1,391,631   --         1,391,631
 Securities Lending
   Collateral.............             --    718,528,912   --       718,528,912
                           -------------- --------------   --    --------------
 TOTAL.................... $2,045,512,962 $5,573,243,870   --    $7,618,756,832
                           ============== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                PERCENTAGE
                                        SHARES     VALUE++    OF NET ASSETS**
                                       --------- ------------ ---------------
   COMMON STOCKS -- (89.2%)
   Consumer Discretionary -- (20.6%)
      Aoyama Trading Co., Ltd.........   250,500 $  3,957,036       0.3%
      Autobacs Seven Co., Ltd.........    97,200    4,450,886       0.3%
     *Haseko Corp..................... 5,986,000    3,763,301       0.2%
      Komeri Co., Ltd.................   121,500    3,827,963       0.3%
     #Nifco, Inc......................   191,700    4,999,788       0.3%
    #*Pioneer Electronic Corp.........   981,300    3,934,768       0.3%
      Ryohin Keikaku Co., Ltd.........    94,300    4,475,211       0.3%
      Shimachu Co., Ltd...............   187,000    4,033,239       0.3%
      SKY Perfect JSAT Holdings, Inc..     7,630    3,708,231       0.2%
      Sumitomo Forestry Co., Ltd......   436,666    3,778,511       0.3%
      Toyobo Co., Ltd................. 3,218,000    4,570,007       0.3%
     #Zensho Co., Ltd.................   298,400    3,723,858       0.2%
      Other Securities................            293,744,594      19.5%
                                                 ------------      ----
   Total Consumer Discretionary.......            342,967,393      22.8%
                                                 ------------      ----
   Consumer Staples -- (9.0%)
      Fuji Oil Co., Ltd...............   258,900    3,674,846       0.2%
     #Megmilk Snow Brand Co., Ltd.....   194,300    3,735,258       0.3%
      Nichirei Corp................... 1,019,000    4,522,962       0.3%
      Takara Holdings, Inc............   714,000    4,219,127       0.3%
      Other Securities................            134,068,275       8.9%
                                                 ------------      ----
   Total Consumer Staples.............            150,220,468      10.0%
                                                 ------------      ----
   Energy -- (0.9%)
      Other Securities................             15,515,236       1.0%
                                                 ------------      ----
   Financials -- (10.1%)
      Bank of Okinawa, Ltd. (The).....    92,500    3,692,807       0.2%
      Century Tokyo Leasing Corp......   223,890    4,476,323       0.3%
      Daishi Bank, Ltd. (The)......... 1,398,000    4,448,525       0.3%
      Hyakugo Bank, Ltd. (The)........ 1,045,609    4,066,286       0.3%
      Hyakujishi Bank, Ltd. (The)..... 1,022,000    3,913,596       0.2%
      Juroku Bank, Ltd................ 1,331,000    3,980,608       0.3%
      Kiyo Holdings, Inc.............. 2,635,900    3,720,995       0.2%
      Musashino Bank, Ltd.............   130,300    4,143,571       0.3%
      Ogaki Kyoritsu Bank, Ltd. (The). 1,315,000    4,076,621       0.3%
      San-in Godo Bank, Ltd. (The)....   592,000    4,303,496       0.3%
      Tokyo Tatemono Co., Ltd......... 1,552,000    4,870,859       0.3%
      Other Securities................            123,207,469       8.2%
                                                 ------------      ----
   Total Financials...................            168,901,156      11.2%
                                                 ------------      ----
   Health Care -- (3.8%)
      Kaken Pharmaceutical Co., Ltd...   353,000    4,430,753       0.3%
      KYORIN Holdings, Inc............   205,000    3,772,136       0.3%
     #Nihon Kohden Corp...............   159,200    3,716,689       0.2%
      Rohto Pharmaceutical Co., Ltd...   360,000    4,147,178       0.3%
     #Sawai Pharmaceutical Co., Ltd...    50,500    4,723,834       0.3%
      Other Securities................             42,255,491       2.8%
                                                 ------------      ----
   Total Health Care..................             63,046,081       4.2%
                                                 ------------      ----
   Industrials -- (24.1%)
      Duskin Co., Ltd.................   212,500    4,129,397       0.3%
      Hitachi Zosen Corp.............. 2,951,000    3,989,842       0.3%
     #Miura Co., Ltd..................   137,600    3,691,708       0.2%
      Nachi-Fujikoshi Corp............   663,000    3,674,507       0.2%
      OKUMA Corp......................   517,000    3,805,376       0.3%
      OSG Corp........................   289,400    3,708,430       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                       PERCENTAGE
                                           SHARES        VALUE++     OF NET ASSETS**
                                         ------------ -------------- ---------------
Industrials -- (Continued)
   Sankyu, Inc..........................      969,000 $    3,836,727        0.3%
   Other Securities.....................                 374,966,815       24.9%
                                                      --------------      -----
Total Industrials.......................                 401,802,802       26.7%
                                                      --------------      -----
Information Technology -- (9.6%)
  #Anritsu Corp.........................      458,000      5,178,398        0.4%
   Capcom Co., Ltd......................      205,600      5,378,552        0.4%
   Horiba, Ltd..........................      160,950      5,105,623        0.3%
   IT Holdings Corp.....................      357,401      3,671,509        0.3%
   Net One Systems Co., Ltd.............        1,984      5,160,385        0.3%
   Other Securities.....................                 135,587,936        9.0%
                                                      --------------      -----
Total Information Technology............                 160,082,403       10.7%
                                                      --------------      -----
Materials -- (10.6%)
   FP Corp..............................       61,200      3,896,208        0.3%
  #Hokuetsu Kishu Paper Co., Ltd........      862,199      5,674,954        0.4%
  #Sumitomo Osaka Cement Co., Ltd.......    1,640,000      4,968,204        0.3%
   Taiheiyo Cement Corp.................    2,664,000      5,175,243        0.3%
   Toagosei Co., Ltd....................    1,096,000      4,895,489        0.3%
   Tokai Carbon Co., Ltd................      825,000      4,092,463        0.3%
   Other Securities.....................                 147,158,740        9.8%
                                                      --------------      -----
Total Materials.........................                 175,861,301       11.7%
                                                      --------------      -----
Utilities -- (0.5%)
   Other Securities.....................                   8,117,479        0.6%
                                                      --------------      -----
TOTAL COMMON STOCKS.....................               1,486,514,319       98.9%
                                                      --------------      -----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities.....................                          --        0.0%
                                                      --------------      -----

                                           SHARES/
                                            FACE
                                           AMOUNT        VALUE+
                                         ------------ --------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@DFA Short Term Investment Fund......  179,334,778    179,334,778       12.0%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $383,050) to
     be repurchased at $375,540......... $        376        375,539        0.0%
                                                      --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                 179,710,317       12.0%
                                                      --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,814,743,819).................              $1,666,224,636      110.9%
                                                      ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                               ------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $1,942,492 $  341,024,901   --    $  342,967,393
   Consumer Staples...........    323,805    149,896,663   --       150,220,468
   Energy.....................         --     15,515,236   --        15,515,236
   Financials.................         --    168,901,156   --       168,901,156
   Health Care................         --     63,046,081   --        63,046,081
   Industrials................    134,689    401,668,113   --       401,802,802
   Information Technology.....         --    160,082,403   --       160,082,403
   Materials..................         --    175,861,301   --       175,861,301
   Utilities..................         --      8,117,479   --         8,117,479
Rights/Warrants...............         --             --   --                --
Securities Lending Collateral.         --    179,710,317   --       179,710,317
                               ---------- --------------   --    --------------
TOTAL......................... $2,400,986 $1,663,823,650   --    $1,666,224,636
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                          --------- ------------ ---------------
COMMON STOCKS -- (82.0%)
AUSTRALIA -- (51.7%)
   Adelaide Brighton, Ltd................ 1,927,272 $  5,766,974       0.6%
   Ansell, Ltd...........................   503,479    7,363,989       0.8%
  #APA Group, Ltd........................ 1,403,768    6,401,846       0.7%
  #Aristocrat Leisure, Ltd............... 1,611,890    3,816,054       0.4%
  #Australian Infrastructure Fund NL..... 3,159,690    6,272,817       0.7%
   Beach Energy, Ltd..................... 4,828,492    5,934,225       0.7%
   Boart Longyear Group.................. 1,792,094    6,100,440       0.7%
   Bradken, Ltd..........................   708,039    5,710,618       0.6%
   Campbell Brothers, Ltd................   261,443   12,585,834       1.4%
  #carsales.com, Ltd.....................   809,574    4,185,086       0.5%
   Challenger, Ltd....................... 1,063,324    5,069,014       0.6%
   CSR, Ltd.............................. 2,025,158    5,158,339       0.6%
  #David Jones, Ltd...................... 1,783,074    6,294,519       0.7%
 #*Downer EDI, Ltd....................... 1,591,674    5,054,618       0.6%
   DUET Group, Ltd....................... 4,437,176    7,732,961       0.9%
  #Flight Centre, Ltd....................   192,954    4,006,413       0.4%
  #Goodman Fielder, Ltd.................. 8,233,537    4,788,349       0.5%
   GrainCorp, Ltd........................   693,457    5,712,269       0.6%
   Iluka Resources, Ltd..................   573,137    9,528,200       1.0%
  #Independence Group NL.................   892,724    4,935,443       0.5%
  #Invocare, Ltd.........................   572,622    4,172,041       0.5%
  #IOOF Holdings, Ltd....................   989,055    6,550,695       0.7%
  #JB Hi-Fi, Ltd.........................   407,557    6,726,320       0.7%
  #Kingsgate Consolidated, Ltd...........   560,879    4,421,985       0.5%
  #Medusa Mining, Ltd....................   579,085    4,070,719       0.4%
   Mineral Resources, Ltd................   419,678    4,920,651       0.5%
  #Monadelphous Group, Ltd...............   318,887    6,064,967       0.7%
  #Mount Gibson Iron, Ltd................ 2,962,399    4,738,207       0.5%
  #Myer Holdings, Ltd.................... 2,456,107    6,703,584       0.7%
  #Navitas, Ltd.......................... 1,157,537    5,013,315       0.6%
  *PanAust, Ltd.......................... 1,780,618    6,016,882       0.7%
  #Perpetual Trustees Australia, Ltd.....   167,142    3,950,909       0.4%
 #*Perseus Mining, Ltd................... 1,605,654    5,309,539       0.6%
  #Primary Health Care, Ltd.............. 1,866,288    6,495,676       0.7%
   Reece Australia, Ltd..................   238,457    4,689,436       0.5%
  #SAI Global, Ltd....................... 1,064,331    5,301,870       0.6%
  #Seek, Ltd.............................   666,916    4,323,680       0.5%
   Seven Group Holdings, Ltd.............   641,345    5,152,442       0.6%
  #Seven West Media, Ltd................. 1,335,509    5,003,193       0.6%
   Spark Infrastructure Group, Ltd....... 4,783,165    6,094,155       0.7%
 #*Sundance Resources, Ltd............... 8,756,539    3,955,560       0.4%
  #Super Retail Group, Ltd...............   909,056    5,150,189       0.6%
  #Transfield Services, Ltd.............. 1,784,320    4,258,408       0.5%
   UGL, Ltd..............................   332,576    4,601,399       0.5%
   Other Securities......................            315,932,663      34.8%
                                                    ------------      ----
TOTAL AUSTRALIA..........................            562,036,493      62.0%
                                                    ------------      ----
HONG KONG -- (15.4%)
   Giordano International, Ltd........... 7,162,000    5,374,945       0.6%
   Other Securities......................            162,745,971      17.9%
                                                    ------------      ----
TOTAL HONG KONG..........................            168,120,916      18.5%
                                                    ------------      ----
MALAYSIA -- (0.0%)
   Other Securities......................                  4,205       0.0%
                                                    ------------      ----
NEW ZEALAND -- (5.5%)
   Fisher & Paykel Healthcare Corp., Ltd. 2,659,497    4,946,589       0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                        PERCENTAGE
                                            SHARES        VALUE++     OF NET ASSETS**
                                         ------------  -------------- ---------------
NEW ZEALAND -- (Continued)
   Port of Tauranga, Ltd................      528,322  $    4,135,066        0.5%
   Sky City Entertainment Group, Ltd....    2,938,887       8,361,441        0.9%
   Sky Network Television, Ltd..........      940,466       4,163,442        0.5%
   Other Securities.....................                   38,013,153        4.2%
                                                       --------------      -----
TOTAL NEW ZEALAND.......................                   59,619,691        6.6%
                                                       --------------      -----
SINGAPORE -- (9.4%)
  *Biosensors International Group, Ltd..    3,419,237       3,811,638        0.4%
   Other Securities.....................                   98,349,063       10.9%
                                                       --------------      -----
TOTAL SINGAPORE.........................                  102,160,701       11.3%
                                                       --------------      -----
TOTAL COMMON STOCKS.....................                  891,942,006       98.4%
                                                       --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   Other Securities.....................                        3,864        0.0%
                                                       --------------      -----
HONG KONG -- (0.0%)
   Other Securities.....................                       40,990        0.0%
                                                       --------------      -----
SINGAPORE -- (0.0%)
   Other Securities.....................                       79,161        0.0%
                                                       --------------      -----
TOTAL RIGHTS/WARRANTS...................                      124,015        0.0%
                                                       --------------      -----

                                            SHARES/
                                             FACE
                                            AMOUNT        VALUE+
                                         ------------  --------------
                                             (000)
SECURITIES LENDING COLLATERAL -- (18.0%)
(S)@DFA Short Term Investment Fund......  194,946,384     194,946,384       21.5%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $507,060) to
     be repurchased at $497,120......... $        497         497,118        0.0%
                                                       --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....                  195,443,502       21.5%
                                                       --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,048,582,657).................               $1,087,509,523      119.9%
                                                       ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
   Australia................. $ 9,745,378 $  552,291,115   --    $  562,036,493
   Hong Kong.................     431,272    167,689,644   --       168,120,916
   Malaysia..................          --          4,205   --             4,205
   New Zealand...............      84,538     59,535,153   --        59,619,691
   Singapore.................     184,430    101,976,271   --       102,160,701
Rights/Warrants
   Australia.................          22          3,842   --             3,864
   Hong Kong.................      40,990             --   --            40,990
   Singapore.................      62,935         16,226   --            79,161
Securities Lending Collateral          --    195,443,502   --       195,443,502
                              ----------- --------------   --    --------------
TOTAL........................ $10,549,565 $1,076,959,958   --    $1,087,509,523
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (99.5%)
Consumer Discretionary -- (22.6%)
  *Berkeley Group Holdings P.L.C. (The).   511,780 $ 10,262,607       0.9%
   GKN P.L.C............................ 3,414,280   10,379,451       0.9%
   Greene King P.L.C.................... 1,421,372   10,248,985       0.9%
   Inchcape P.L.C....................... 1,915,975   10,215,753       0.9%
   Informa P.L.C........................ 2,227,041   12,932,542       1.1%
  *ITV P.L.C............................ 8,448,636    8,656,619       0.8%
   Ladbrokes P.L.C...................... 3,578,739    7,926,071       0.7%
   Millennium & Copthorne Hotels P.L.C.. 1,048,561    7,496,839       0.7%
   Persimmon P.L.C...................... 1,135,393    9,054,346       0.8%
   Rightmove P.L.C......................   378,372    7,916,679       0.7%
   UBM P.L.C............................   917,439    7,467,863       0.6%
   William Hill P.L.C................... 2,873,883    9,975,029       0.9%
   Other Securities.....................            142,912,801      12.6%
                                                   ------------      ----
Total Consumer Discretionary............            255,445,585      22.5%
                                                   ------------      ----
Consumer Staples -- (4.1%)
   PZ Cussons P.L.C..................... 1,287,639    7,603,992       0.7%
   Tate & Lyle P.L.C.................... 1,074,000   11,236,585       1.0%
   Other Securities.....................             27,383,039       2.4%
                                                   ------------      ----
Total Consumer Staples..................             46,223,616       4.1%
                                                   ------------      ----
Energy -- (4.7%)
   John Wood Group P.L.C................ 1,034,385   10,241,235       0.9%
  *Premier Oil P.L.C.................... 1,778,192   10,468,183       0.9%
   Other Securities.....................             32,447,704       2.9%
                                                   ------------      ----
Total Energy............................             53,157,122       4.7%
                                                   ------------      ----
Financials -- (13.4%)
   Aberdeen Asset Management P.L.C...... 2,820,342    8,684,151       0.8%
   Amlin P.L.C.......................... 1,905,352    8,788,141       0.8%
   Catlin Group, Ltd.................... 1,357,851    8,637,469       0.8%
   Henderson Group P.L.C................ 3,838,880    7,392,054       0.7%
   Hiscox, Ltd.......................... 1,562,751    9,550,834       0.8%
   IG Group Holdings P.L.C.............. 1,317,769    9,826,558       0.9%
   Jardine Lloyd Thompson Group P.L.C...   638,821    7,365,218       0.6%
   London Stock Exchange Group P.L.C....   579,642    8,368,165       0.7%
   Provident Financial P.L.C............   541,018    9,615,833       0.8%
   Other Securities.....................             73,851,452       6.5%
                                                   ------------      ----
Total Financials........................            152,079,875      13.4%
                                                   ------------      ----
Health Care -- (1.9%)
   Other Securities.....................             21,928,906       1.9%
                                                   ------------      ----
Industrials -- (30.5%)
   Babcock International Group P.L.C.... 1,446,405   16,346,634       1.4%
   Balfour Beatty P.L.C................. 2,828,972   11,412,635       1.0%
   BBA Aviation P.L.C................... 2,792,163    7,949,170       0.7%
   Carillion P.L.C...................... 1,773,138    9,848,482       0.9%
   Charter International P.L.C..........   664,438    9,570,201       0.8%
   Cookson Group P.L.C.................. 1,135,834    8,730,616       0.8%
   Firstgroup P.L.C..................... 1,763,210    9,443,194       0.8%
   IMI P.L.C............................ 1,053,765   13,887,888       1.2%
   Intertek Group P.L.C.................   506,207   16,690,015       1.5%
   Invensys P.L.C....................... 2,110,010    7,633,539       0.7%
   Meggitt P.L.C........................ 2,465,596   15,216,658       1.3%
   Melrose P.L.C........................ 1,583,124    8,361,271       0.7%
   Michael Page International P.L.C..... 1,310,832    8,438,432       0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                       SHARES       VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
Industrials -- (Continued)
  *Rentokil Initial P.L.C............  6,753,492 $    7,788,542       0.7%
   Rotork P.L.C......................    366,679      9,890,187       0.9%
   Spirax-Sarco Engineering P.L.C....    319,520      9,815,375       0.9%
   Travis Perkins P.L.C..............    922,110     13,042,544       1.2%
   Other Securities..................               161,405,297      14.2%
                                                 --------------      ----
Total Industrials....................               345,470,680      30.5%
                                                 --------------      ----
Information Technology -- (10.1%)
   Halma P.L.C.......................  1,541,075      8,281,224       0.7%
   Logica P.L.C......................  6,339,968      9,513,413       0.8%
  *Misys P.L.C.......................  1,604,251      7,512,729       0.7%
   Spectris P.L.C....................    515,234     10,526,946       0.9%
   Other Securities..................                78,876,227       7.0%
                                                 --------------      ----
Total Information Technology.........               114,710,539      10.1%
                                                 --------------      ----
Materials -- (7.3%)
   Croda International P.L.C.........    520,183     14,624,049       1.3%
   Mondi P.L.C.......................  1,078,021      8,199,053       0.7%
   Other Securities..................                59,734,196       5.3%
                                                 --------------      ----
Total Materials......................                82,557,298       7.3%
                                                 --------------      ----
Telecommunication Services -- (2.3%)
   Other Securities..................                25,819,992       2.3%
                                                 --------------      ----
Utilities -- (2.6%)
   Drax Group P.L.C..................  1,479,700     12,880,863       1.2%
   Pennon Group P.L.C................  1,445,401     16,146,166       1.4%
   Other Securities..................                   240,136       0.0%
                                                 --------------      ----
Total Utilities......................                29,267,165       2.6%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             1,126,660,778      99.4%
                                                 --------------      ----
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
   Other Securities..................                     9,625       0.0%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.0%)
   Other Securities..................                     9,536       0.0%
                                                 --------------      ----

                                       SHARES/
                                        FACE
                                       AMOUNT       VALUE+
                                      ---------- --------------
                                        (000)
SECURITIES LENDING COLLATERAL --
  (0.5%)
(S)@DFA Short Term Investment Fund...  3,124,051      3,124,051       0.3%
   @Repurchase Agreement, Deutsche
    Bank Securities, Inc. 0.11%,
    11/01/11 (Collateralized by
    FNMA 3.500%, 11/01/31, valued
    at $2,571,372) to be
    repurchased at $2,520,961........ $    2,521      2,520,953       0.2%
                                                 --------------      ----
TOTAL SECURITIES LENDING COLLATERAL..                 5,645,004       0.5%
                                                 --------------      ----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,103,961,462)..............            $1,132,324,943      99.9%
                                                 ==============      ====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                               ------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $2,307,852 $  253,137,733   --    $  255,445,585
   Consumer Staples...........    291,174     45,932,442   --        46,223,616
   Energy.....................         --     53,157,122   --        53,157,122
   Financials.................      3,845    152,076,030   --       152,079,875
   Health Care................         --     21,928,906   --        21,928,906
   Industrials................         --    345,470,680   --       345,470,680
   Information Technology.....         --    114,710,539   --       114,710,539
   Materials..................         --     82,557,298   --        82,557,298
   Telecommunication Services.         --     25,819,992   --        25,819,992
   Utilities..................         --     29,267,165   --        29,267,165
Preferred Stocks
   Consumer Staples...........         --          9,625   --             9,625
Rights/Warrants...............         --          9,536   --             9,536
Securities Lending Collateral.         --      5,645,004   --         5,645,004
                               ---------- --------------   --    --------------
TOTAL......................... $2,602,871 $1,129,722,072   --    $1,132,324,943
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (86.7%)
AUSTRIA -- (2.1%)
   Other Securities.....................           $ 49,235,911       2.5%
                                                   ------------      ----
BELGIUM -- (2.9%)
   Ackermans & van Haaren NV............    87,214    7,026,076       0.4%
  *D'ieteren SA.........................   129,060    7,344,614       0.4%
   Other Securities.....................             52,870,924       2.6%
                                                   ------------      ----
TOTAL BELGIUM...........................             67,241,614       3.4%
                                                   ------------      ----
DENMARK -- (2.6%)
  *Topdanmark A.S.......................    53,386    8,789,962       0.5%
   Other Securities.....................             50,816,373       2.5%
                                                   ------------      ----
TOTAL DENMARK...........................             59,606,335       3.0%
                                                   ------------      ----
FINLAND -- (5.8%)
  #Elisa Oyj............................   494,801   10,431,808       0.5%
   Orion Oyj Series B...................   337,043    7,013,846       0.4%
   Other Securities.....................            115,966,780       5.8%
                                                   ------------      ----
TOTAL FINLAND...........................            133,412,434       6.7%
                                                   ------------      ----
FRANCE -- (10.1%)
  *Arkema SA............................   139,427    9,475,335       0.5%
  #Neopost SA...........................    91,985    6,996,144       0.4%
  #Nexans SA............................   131,823    8,292,007       0.4%
   Remy Cointreau SA....................    82,777    6,781,256       0.3%
   Valeo SA.............................   229,231   11,506,324       0.6%
   Zodiac Aerospace SA..................    89,170    6,991,700       0.3%
   Other Securities.....................            183,063,235       9.1%
                                                   ------------      ----
TOTAL FRANCE............................            233,106,001      11.6%
                                                   ------------      ----
GERMANY -- (12.8%)
  *Aareal Bank AG.......................   423,110    8,478,484       0.4%
   Aurubis AG...........................   152,783    8,620,221       0.4%
   Bilfinger Berger SE..................   162,980   14,547,368       0.7%
   MTU Aero Engines Holding AG..........   176,697   11,832,506       0.6%
   Rheinmetall AG.......................   126,352    6,700,932       0.4%
   Rhoen-Klinikum AG....................   406,308    8,107,235       0.4%
 #*SGL Carbon SE........................   229,387   14,257,094       0.7%
   Software AG..........................   192,899    7,988,782       0.4%
   Symrise AG...........................   330,233    8,548,072       0.4%
   Other Securities.....................            204,125,996      10.2%
                                                   ------------      ----
TOTAL GERMANY...........................            293,206,690      14.6%
                                                   ------------      ----
GREECE -- (1.9%)
   Other Securities.....................             43,085,344       2.2%
                                                   ------------      ----
IRELAND -- (2.9%)
   DCC P.L.C............................   308,989    8,564,908       0.4%
   Dragon Oil P.L.C..................... 1,339,680   12,083,896       0.6%
   Paddy Power P.L.C....................   180,573    9,997,277       0.5%
   Other Securities.....................             35,360,315       1.8%
                                                   ------------      ----
TOTAL IRELAND...........................             66,006,396       3.3%
                                                   ------------      ----
ISRAEL -- (2.4%)
   Other Securities.....................             53,990,503       2.7%
                                                   ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                         SHARES     VALUE++     OF NET ASSETS**
                                         ------- -------------- ---------------
ITALY -- (7.1%)
  #Banca Popolare di Sondrio Scarl...... 922,722 $    7,039,189       0.4%
   Davide Campari - Milano SpA.......... 990,609      7,652,926       0.4%
   Prysmian SpA......................... 653,038      9,872,100       0.5%
   Other Securities.....................            139,095,655       6.9%
                                                 --------------      ----
TOTAL ITALY.............................            163,659,870       8.2%
                                                 --------------      ----
NETHERLANDS -- (4.6%)
   Aalberts Industries NV............... 384,012      6,753,750       0.3%
  #Imtech NV............................ 272,621      8,053,728       0.4%
   Nutreco NV........................... 145,366      9,658,003       0.5%
   SBM Offshore NV...................... 563,703     12,385,902       0.6%
   Other Securities.....................             69,399,633       3.5%
                                                 --------------      ----
TOTAL NETHERLANDS.......................            106,251,016       5.3%
                                                 --------------      ----
NORWAY -- (2.8%)
   Other Securities.....................             64,920,076       3.2%
                                                 --------------      ----
PORTUGAL -- (0.9%)
   Other Securities.....................             20,190,809       1.0%
                                                 --------------      ----
SPAIN -- (5.4%)
  #Bolsas y Mercados Espanoles SA....... 236,082      6,761,301       0.3%
   Ebro Foods SA........................ 340,839      6,906,928       0.4%
  #*Grifols SA.......................... 457,616      8,508,217       0.4%
   Viscofan SA.......................... 183,430      7,043,085       0.4%
   Other Securities.....................             94,355,215       4.7%
                                                 --------------      ----
TOTAL SPAIN.............................            123,574,746       6.2%
                                                 --------------      ----
SWEDEN -- (8.3%)
  *Castellum AB......................... 548,218      7,421,699       0.4%
   Elekta AB Series B................... 255,842     10,216,832       0.5%
  *Lundin Petroleum AB.................. 439,229     10,719,305       0.5%
  *Meda AB Series A..................... 750,311      7,635,753       0.4%
   Trelleborg AB Series B............... 928,357      7,858,668       0.4%
   Other Securities.....................            146,210,677       7.3%
                                                 --------------      ----
TOTAL SWEDEN............................            190,062,934       9.5%
                                                 --------------      ----
SWITZERLAND -- (14.1%)
  *Aryzta AG............................ 289,931     13,979,948       0.7%
   Bank Sarasin & Cie AG Series B....... 182,505      6,937,974       0.3%
  *Clariant AG.......................... 699,758      7,577,735       0.4%
  *Dufry AG.............................  65,162      6,975,452       0.3%
  #Galenica Holding AG..................  18,828     10,906,687       0.5%
   GAM Holding AG....................... 780,910      9,336,078       0.5%
   Helvetia Holding AG..................  22,754      8,313,855       0.4%
   Lonza Group AG....................... 140,493      9,345,357       0.5%
  *PSP Swiss Property AG................ 148,327     13,494,819       0.7%
  *Sulzer AG............................  64,067      7,466,988       0.4%
   Swiss Life Holding AG................  93,938     11,537,216       0.6%
   Other Securities.....................            219,321,241      10.9%
                                                 --------------      ----
TOTAL SWITZERLAND.......................            325,193,350      16.2%
                                                 --------------      ----
TOTAL COMMON STOCKS.....................          1,992,744,029      99.6%
                                                 --------------      ----
RIGHTS/WARRANTS -- (0.1%)
BELGIUM -- (0.0%)
   Other Securities.....................                  1,402       0.0%
                                                 --------------      ----
ITALY -- (0.1%)
   Other Securities.....................              1,667,926       0.1%
                                                 --------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                                           PERCENTAGE
                                                                               SHARES        VALUE++     OF NET ASSETS**
                                                                             ------------ -------------- ---------------
NORWAY -- (0.0%)
   Other Securities.........................................................              $           --        0.0%
                                                                                          --------------      -----
TOTAL RIGHTS/WARRANTS.......................................................                   1,669,328        0.1%
                                                                                          --------------      -----

                                                                               SHARES/
                                                                                FACE
                                                                               AMOUNT        VALUE+
                                                                             ------------ --------------
                                                                                (000)
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@DFA Short Term Investment Fund..........................................  303,408,660    303,408,660       15.1%
   @Repurchase Agreement, Deutsche Bank Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%, 11/01/31, valued at $1,237,089) to be
     repurchased at $1,212,836.............................................. $      1,213      1,212,832        0.1%
                                                                                          --------------      -----
TOTAL SECURITIES LENDING COLLATERAL.........................................                 304,621,492       15.2%
                                                                                          --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,351,668,120).....................................................              $2,299,034,849      114.9%
                                                                                          ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
   Austria................... $   391,925 $   48,843,986   --    $   49,235,911
   Belgium...................     518,454     66,723,160   --        67,241,614
   Denmark...................     263,563     59,342,772   --        59,606,335
   Finland...................          --    133,412,434   --       133,412,434
   France....................     592,920    232,513,081   --       233,106,001
   Germany...................   2,803,490    290,403,200   --       293,206,690
   Greece....................     140,819     42,944,525   --        43,085,344
   Ireland...................      38,612     65,967,784   --        66,006,396
   Israel....................   2,399,465     51,591,038   --        53,990,503
   Italy.....................          --    163,659,870   --       163,659,870
   Netherlands...............     309,421    105,941,595   --       106,251,016
   Norway....................     901,048     64,019,028   --        64,920,076
   Portugal..................     492,951     19,697,858   --        20,190,809
   Spain.....................     181,193    123,393,553   --       123,574,746
   Sweden....................   2,260,761    187,802,173   --       190,062,934
   Switzerland...............     339,294    324,854,056   --       325,193,350
Rights/Warrants
   Belgium...................         355          1,047   --             1,402
   Italy.....................   1,667,926             --   --         1,667,926
   Norway....................          --             --   --                --
Securities Lending Collateral          --    304,621,492   --       304,621,492
                              ----------- --------------   --    --------------
TOTAL........................ $13,302,197 $2,285,732,652   --    $2,299,034,849
                              =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                         --------- ------------ ---------------
COMMON STOCKS -- (77.5%)
Consumer Discretionary -- (7.9%)
   Astral Media, Inc. Class A...........   195,947 $  6,727,170       0.9%
  #Cineplex, Inc........................   191,278    5,079,637       0.7%
  #Corus Entertainment, Inc. Class B....   295,300    5,655,658       0.8%
  #Dollarama, Inc.......................   197,346    7,428,565       1.0%
   Groupe Aeroplan, Inc.................   696,151    8,017,872       1.1%
   RONA, Inc............................   677,175    6,522,077       0.9%
   Other Securities.....................             34,910,751       4.7%
                                                   ------------      ----
Total Consumer Discretionary............             74,341,730      10.1%
                                                   ------------      ----
Consumer Staples -- (2.4%)
   Jean Coutu Group PJC, Inc. Class A
     (The)..............................   400,161    5,118,688       0.7%
   Other Securities.....................             17,452,446       2.4%
                                                   ------------      ----
Total Consumer Staples..................             22,571,134       3.1%
                                                   ------------      ----
Energy -- (19.8%)
  *Advantage Oil & Gas, Ltd............. 1,098,231    5,828,585       0.8%
  #AltaGas, Ltd.........................   276,864    8,169,120       1.1%
 #*Bankers Petroleum, Ltd...............   810,182    4,307,965       0.6%
 #*Birchcliff Energy, Ltd...............   355,600    5,394,203       0.7%
  *BlackPearl Resources, Inc............   954,830    4,550,231       0.6%
  *Celtic Exploration, Ltd..............   269,000    6,663,266       0.9%
  #Daylight Energy, Ltd.................   739,288    7,305,730       1.0%
  *Gran Tierra Energy, Inc..............   969,291    5,941,678       0.8%
  #Keyera Corp..........................    92,651    4,226,577       0.6%
  #Mullen Group, Ltd....................   274,057    5,507,260       0.7%
  #NAL Energy Corp......................   517,913    4,588,083       0.6%
  *Paramount Resources, Ltd. Class A....   136,127    4,953,425       0.7%
   ShawCor, Ltd. Class A................   222,500    5,323,928       0.7%
  #Trilogy Energy Corp..................   191,610    6,528,293       0.9%
   Other Securities.....................            108,079,045      14.7%
                                                   ------------      ----
Total Energy............................            187,367,389      25.4%
                                                   ------------      ----
Financials -- (5.6%)
  #AGF Management, Ltd. Class B.........   330,879    5,304,687       0.7%
   Canadian Western Bank................   255,372    7,301,833       1.0%
   Home Capital Group, Inc..............   120,600    5,454,375       0.7%
   Laurentian Bank of Canada............    92,400    4,262,405       0.6%
   TMX Group, Inc.......................   231,476   10,171,707       1.4%
   Other Securities.....................             20,797,284       2.8%
                                                   ------------      ----
Total Financials........................             53,292,291       7.2%
                                                   ------------      ----
Health Care -- (1.6%)
   Other Securities.....................             14,813,008       2.0%
                                                   ------------      ----
Industrials -- (7.0%)
   Progressive Waste Solutions, Ltd.....   209,167    4,406,829       0.6%
  #Ritchie Brothers Auctioneers, Inc....   244,637    4,869,424       0.7%
   Russel Metals, Inc...................   243,400    5,601,802       0.8%
   Toromont Industries, Ltd.............   282,567    5,301,232       0.7%
 #*Westport Innovations, Inc............   189,501    5,718,776       0.8%
   Other Securities.....................             40,046,544       5.4%
                                                   ------------      ----
Total Industrials.......................             65,944,607       9.0%
                                                   ------------      ----
Information Technology -- (4.3%)
  *Celestica, Inc.......................   847,607    7,032,566       0.9%
   MacDonald Dettweiler & Associates,
     Ltd................................   111,753    5,023,980       0.7%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES       VALUE++    OF NET ASSETS**
                                         ------------ ------------ ---------------
Information Technology -- (Continued)
  *Open Text Corp.......................      107,738 $  6,594,528        0.9%
   Wi-Lan, Inc..........................      666,819    4,963,930        0.7%
   Other Securities.....................                17,427,010        2.4%
                                                      ------------      -----
Total Information Technology............                41,042,014        5.6%
                                                      ------------      -----
Materials -- (26.6%)
   Alamos Gold, Inc.....................      423,220    7,833,869        1.1%
 #*AuRico Gold, Inc.....................      967,320    9,365,074        1.3%
  *Detour Gold Corp.....................      237,256    7,854,977        1.1%
  *Euro Goldfields, Ltd.................      521,960    5,875,487        0.8%
  *First Majestic Silver Corp...........      350,583    5,954,723        0.8%
  #HudBay Minerals, Inc.................      611,960    6,704,392        0.9%
   Major Drilling Group International,
     Inc................................      319,200    4,268,810        0.6%
  #Methanex Corp........................      289,704    7,469,669        1.0%
 #*NovaGold Resources, Inc..............      612,655    5,624,071        0.8%
  *Quadra FNX Mining, Ltd...............      408,502    4,713,091        0.6%
 #*SEMAFO, Inc..........................      905,185    6,947,244        0.9%
   Sherritt International Corp..........    1,571,926    9,036,505        1.2%
  #Silvercorp Metals, Inc...............      620,630    5,771,999        0.8%
   West Fraser Timber Co., Ltd..........      131,316    5,664,999        0.8%
   Other Securities.....................               157,883,063       21.4%
                                                      ------------      -----
Total Materials.........................               250,967,973       34.1%
                                                      ------------      -----
Telecommunication Services -- (0.3%)
   Other Securities.....................                 2,467,484        0.3%
                                                      ------------      -----
Utilities -- (2.0%)
  #Just Energy Group, Inc...............      467,883    5,050,836        0.7%
   Other Securities.....................                13,927,682        1.9%
                                                      ------------      -----
Total Utilities.........................                18,978,518        2.6%
                                                      ------------      -----
TOTAL COMMON STOCKS.....................               731,786,148       99.4%
                                                      ------------      -----
RIGHTS/WARRANTS -- (0.0%)
  Other Securities......................                    43,371        0.0%
                                                      ------------      -----

                                           SHARES/
                                            FACE
                                           AMOUNT       VALUE+
                                         ------------ ------------
                                            (000)
SECURITIES LENDING COLLATERAL -- (22.5%)
(S)@DFA Short Term Investment Fund......  210,374,890  210,374,890       28.6%
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.11%, 11/01/11
     (Collateralized by FNMA 3.500%,
     11/01/31, valued at $2,366,389) to
     be repurchased at $2,319,996....... $      2,320    2,319,989        0.3%
                                                      ------------      -----
TOTAL SECURITIES LENDING COLLATERAL.....               212,694,879       28.9%
                                                      ------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $970,256,943)...................              $944,524,398      128.3%
                                                      ============      =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                VALUATION INPUTS
                                 ----------------------------------------------
                                    INVESTMENT IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                   LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                                 ------------ ------------ ------- ------------
Common Stocks
   Consumer Discretionary....... $ 74,341,730           --   --    $ 74,341,730
   Consumer Staples.............   22,571,134           --   --      22,571,134
   Energy.......................  187,367,389           --   --     187,367,389
   Financials...................   53,292,291           --   --      53,292,291
   Health Care..................   14,813,008           --   --      14,813,008
   Industrials..................   65,944,607           --   --      65,944,607
   Information Technology.......   41,042,014           --   --      41,042,014
   Materials....................  250,967,973           --   --     250,967,973
   Telecommunication Services...    2,467,484           --   --       2,467,484
   Utilities....................   18,978,518           --   --      18,978,518
Rights/Warrants.................       32,434 $     10,937   --          43,371
Securities Lending Collateral...           --  212,694,879   --     212,694,879
                                 ------------ ------------   --    ------------
TOTAL........................... $731,818,582 $212,705,816   --    $944,524,398
                                 ============ ============   ==    ============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
COMMON STOCKS -- (84.3%)
BRAZIL -- (5.1%)
  #BRF - Brasil Foods SA ADR...........    590,060 $ 12,420,763       0.5%
   Petroleo Brasilerio SA ADR..........    825,839   22,305,911       0.9%
  #Vale SA Sponsored ADR...............    517,614   13,152,572       0.6%
   Other Securities....................              85,465,200       3.5%
                                                   ------------      ----
TOTAL BRAZIL...........................             133,344,446       5.5%
                                                   ------------      ----
CHILE -- (1.9%)
   Other Securities....................              51,064,584       2.1%
                                                   ------------      ----
CHINA -- (12.4%)
   Bank of China, Ltd. Series H........ 48,700,100   17,332,800       0.7%
   China Construction Bank Corp.
     Series H.......................... 28,362,590   20,838,995       0.9%
  #China Life Insurance Co., Ltd. ADR..    305,704   11,846,030       0.5%
   China Mobile, Ltd. Sponsored ADR....    729,872   34,712,712       1.4%
  #China Petroleum & Chemical Corp.
    ADR................................    106,449   10,048,786       0.4%
  #CNOOC, Ltd. ADR.....................    100,270   18,911,925       0.8%
   Industrial & Commercial Bank of
     China, Ltd. Series H.............. 36,966,185   23,037,295       0.9%
  #PetroChina Co., Ltd. ADR............    141,210   18,302,228       0.7%
   Tencent Holdings, Ltd...............    700,600   16,123,538       0.7%
   Other Securities....................             154,657,110       6.3%
                                                   ------------      ----
TOTAL CHINA............................             325,811,419      13.3%
                                                   ------------      ----
COLOMBIA -- (0.4%)
   Other Securities....................               9,639,683       0.4%
                                                   ------------      ----
CZECH REPUBLIC -- (0.5%)
   Other Securities....................              13,611,179       0.6%
                                                   ------------      ----
EGYPT -- (0.1%)
   Other Securities....................               3,004,529       0.1%
                                                   ------------      ----
HUNGARY -- (0.4%)
   Other Securities....................              10,049,799       0.4%
                                                   ------------      ----
INDIA -- (8.6%)
   HDFC Bank, Ltd......................  1,530,370   15,228,014       0.6%
   ICICI Bank, Ltd. Sponsored ADR......    306,356   11,384,189       0.5%
   Infosys, Ltd........................    250,829   14,661,612       0.6%
  #Infosys, Ltd. Sponsored ADR.........    188,659   11,053,531       0.4%
   Reliance Industries, Ltd............  1,475,013   26,413,453       1.1%
   Tata Consultancy Services, Ltd......    481,215   10,927,517       0.4%
   Other Securities....................             136,085,923       5.6%
                                                   ------------      ----
TOTAL INDIA............................             225,754,239       9.2%
                                                   ------------      ----
INDONESIA -- (2.8%)
   PT Astra International Tbk..........  2,078,561   16,027,331       0.7%
   Other Securities....................              59,037,568       2.4%
                                                   ------------      ----
TOTAL INDONESIA........................              75,064,899       3.1%
                                                   ------------      ----
ISRAEL -- (0.0%)
   Other Securities....................                      19       0.0%
                                                   ------------      ----
MALAYSIA -- (3.7%)
   Other Securities....................              96,938,566       4.0%
                                                   ------------      ----
MEXICO -- (5.7%)
  #America Movil S.A.B. de C.V.
    Series L........................... 33,690,314   42,823,885       1.8%
  #Fomento Economico Mexicano S.A.B.
    de C.V.............................  2,109,900   14,153,602       0.6%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                      ---------- -------------- ---------------
MEXICO -- (Continued)
   Grupo Mexico S.A.B. de C.V.
     Series B........................  3,928,317 $   10,897,417       0.4%
  #Wal-Mart de Mexico S.A.B. de C.V.
    Series V.........................  6,300,780     16,263,738       0.7%
   Other Securities..................                66,144,096       2.7%
                                                 --------------      ----
TOTAL MEXICO.........................               150,282,738       6.2%
                                                 --------------      ----
PERU -- (0.5%)
   Other Securities..................                11,960,082       0.5%
                                                 --------------      ----
PHILIPPINES -- (0.8%)
   Other Securities..................                20,249,894       0.8%
                                                 --------------      ----
POLAND -- (1.2%)
   Other Securities..................                31,373,697       1.3%
                                                 --------------      ----
RUSSIA -- (4.6%)
   Gazprom OAO Sponsored ADR.........  4,226,507     48,995,198       2.0%
   Lukoil OAO Sponsored ADR..........    354,178     20,514,406       0.8%
   MMC Norilsk Nickel JSC ADR........    597,703     11,655,726       0.5%
   Rosneft Oil Co. GDR...............  1,491,147     10,565,684       0.4%
   Other Securities..................                30,529,004       1.3%
                                                 --------------      ----
TOTAL RUSSIA.........................               122,260,018       5.0%
                                                 --------------      ----
SOUTH AFRICA -- (7.8%)
   Impala Platinum Holdings, Ltd.....    478,692     10,949,323       0.5%
   MTN Group, Ltd....................  1,659,950     29,077,128       1.2%
   Naspers, Ltd. Series N............    324,237     15,671,748       0.6%
   Sasol, Ltd. Sponsored ADR.........    691,887     31,300,968       1.3%
   Standard Bank Group, Ltd..........    863,345     10,685,595       0.4%
   Other Securities..................               107,096,309       4.4%
                                                 --------------      ----
TOTAL SOUTH AFRICA...................               204,781,071       8.4%
                                                 --------------      ----
SOUTH KOREA -- (13.8%)
   Hyundai Heavy Industries Co., Ltd.     39,020     10,424,738       0.4%
   Hyundai Mobis.....................     53,070     15,188,178       0.6%
  #Hyundai Motor Co., Ltd............     96,847     19,503,867       0.8%
   Kia Motors Corp...................    225,130     14,433,507       0.6%
   LG Chemical, Ltd..................     32,392     10,452,445       0.4%
   POSCO.............................     46,060     15,959,255       0.7%
   Samsung Electronics Co., Ltd......     69,482     59,814,359       2.4%
   Samsung Electronics Co., Ltd. GDR.     49,372     21,160,746       0.9%
   Other Securities..................               197,575,151       8.1%
                                                 --------------      ----
TOTAL SOUTH KOREA....................               364,512,246      14.9%
                                                 --------------      ----
TAIWAN -- (10.5%)
   Formosa Plastics Corp.............  4,070,648     11,972,150       0.5%
   Hon Hai Precision Industry Co.,
     Ltd.............................  6,066,096     16,629,459       0.7%
  #HTC Corp..........................    581,235     13,062,416       0.5%
   Nan Ya Plastic Corp...............  5,377,564     12,097,508       0.5%
   Taiwan Semiconductor
     Manufacturing Co., Ltd.......... 19,090,808     46,521,944       1.9%
   Other Securities..................               175,552,816       7.2%
                                                 --------------      ----
TOTAL TAIWAN.........................               275,836,293      11.3%
                                                 --------------      ----
THAILAND -- (2.0%)
   Other Securities..................                53,870,863       2.2%
                                                 --------------      ----
TURKEY -- (1.5%)
   Other Securities..................                40,343,682       1.7%
                                                 --------------      ----
TOTAL COMMON STOCKS..................             2,219,753,946      91.0%
                                                 --------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                 PERCENTAGE
                                     SHARES        VALUE++     OF NET ASSETS**
                                   ------------ -------------- ---------------
PREFERRED STOCKS -- (8.0%)
BRAZIL -- (8.0%)
   Banco Bradesco SA..............    1,656,632 $   30,009,177        1.2%
   Cia de Bebidas das Americas SA
     ADR..........................      661,939     22,320,583        0.9%
   Itau Unibanco Holding SA.......    1,765,755     33,909,161        1.4%
  #Petroleo Brasilerio SA ADR.....    1,376,550     34,812,950        1.4%
   Vale SA Series A...............    1,412,691     33,612,970        1.4%
   Other Securities...............                  55,872,895        2.3%
                                                --------------      -----
TOTAL BRAZIL......................                 210,537,736        8.6%
                                                --------------      -----
TOTAL PREFERRED STOCKS............                 210,537,736        8.6%
                                                --------------      -----
RIGHTS/WARRANTS -- (0.0%)
SOUTH KOREA -- (0.0%)
   Other Securities...............                      44,763        0.0%
                                                --------------      -----

                                     SHARES/
                                      FACE
                                     AMOUNT        VALUE+
                                   ------------ --------------
                                      (000)
SECURITIES LENDING COLLATERAL --
  (7.7%)..........................
(S)@DFA Short Term Investment Fund  198,287,107    198,287,107        8.1%
   @Repurchase Agreement,
     Deutsche Bank Securities,
     Inc. 0.11%, 11/01/11
     (Collateralized by FNMA
     3.500%, 11/01/31, valued at
     $3,330,993) to be
     repurchased at $3,265,689.... $      3,266      3,265,679        0.2%
                                                --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL......................                 201,552,786        8.3%
                                                --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,590,413,944)...........              $2,631,889,231      107.9%
                                                ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                                    VALUATION INPUTS
                             ------------ -------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Brazil.................. $133,344,446             --   --    $  133,344,446
    Chile...................   51,064,584             --   --        51,064,584
    China...................  111,877,546 $  213,933,873   --       325,811,419
    Colombia................    9,639,683             --   --         9,639,683
    Czech Republic..........           --     13,611,179   --        13,611,179
    Egypt...................           --      3,004,529   --         3,004,529
    Hungary.................           --     10,049,799   --        10,049,799
    India...................   31,223,348    194,530,891   --       225,754,239
    Indonesia...............       18,078     75,046,821   --        75,064,899
    Israel..................           --             19   --                19
    Malaysia................           --     96,938,566   --        96,938,566
    Mexico..................  150,275,025          7,713   --       150,282,738
    Peru....................   11,960,082             --   --        11,960,082
    Philippines.............           --     20,249,894   --        20,249,894
    Poland..................           --     31,373,697   --        31,373,697
    Russia..................    1,649,511    120,610,507   --       122,260,018
    South Africa............   54,788,205    149,992,866   --       204,781,071
    South Korea.............   12,119,450    352,392,796   --       364,512,246
    Taiwan..................    7,697,143    268,139,150   --       275,836,293
    Thailand................   53,870,863             --   --        53,870,863
    Turkey..................      287,635     40,056,047   --        40,343,682
 Preferred Stocks
    Brazil..................  210,537,736             --   --       210,537,736
 Rights/Warrants
    South Korea.............           --         44,763   --            44,763
 Securities Lending
   Collateral...............           --    201,552,786   --       201,552,786
                             ------------ --------------   --    --------------
 TOTAL...................... $840,353,335 $1,791,535,896   --    $2,631,889,231
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                        ---------- ------------ ---------------
 COMMON STOCKS -- (89.0%)
 ARGENTINA -- (0.0%)
    Other Securities...................            $         --       0.0%
                                                   ------------      ----
 BRAZIL -- (8.3%)
    Anhanguera Educacional
      Participacoes SA.................    343,345    5,101,629       0.3%
    BR Malls Participacoes SA..........    567,258    6,162,077       0.3%
   *CETIP SA...........................    307,059    4,204,769       0.2%
   *Cia Hering SA......................    340,090    7,616,542       0.4%
   *Diagnosticos Da America SA.........    574,800    4,633,621       0.3%
    Duratex SA.........................    749,354    4,115,915       0.2%
   #Gafisa SA ADR......................    642,131    4,777,455       0.3%
   *Localiza Rent a Car SA.............    293,302    4,402,477       0.2%
    Lojas Renner SA....................    273,700    8,321,717       0.4%
    M. Dias Branco SA..................    164,941    4,274,238       0.2%
    Multiplan Empreendimentos
      Imobiliarios SA..................    200,046    4,039,721       0.2%
   *Totvs SA...........................    288,020    4,797,957       0.3%
    Other Securities...................             106,844,083       5.7%
                                                   ------------      ----
 TOTAL BRAZIL..........................             169,292,201       9.0%
                                                   ------------      ----
 CHILE -- (1.5%)
    Other Securities...................              30,306,458       1.6%
                                                   ------------      ----
 CHINA -- (13.2%)
  #*Brilliance China Automotive
    Holdings, Ltd......................  7,248,000    7,815,955       0.4%
    ENN Energy Holdings, Ltd...........  2,178,000    7,870,265       0.4%
   *Semiconductor Manufacturing
     International Corp................ 93,483,000    5,010,191       0.3%
    Shougang Fushan Resources Group,
      Ltd.............................. 10,944,000    4,459,400       0.2%
   #Sino-Ocean Land Holdings, Ltd...... 11,976,054    5,358,877       0.3%
    Other Securities...................             238,475,680      12.7%
                                                   ------------      ----
 TOTAL CHINA...........................             268,990,368      14.3%
                                                   ------------      ----
 HUNGARY -- (0.1%)
    Other Securities...................               2,422,355       0.1%
                                                   ------------      ----
 INDIA -- (9.2%)
    Other Securities...................             187,159,793      10.0%
                                                   ------------      ----
 INDONESIA -- (4.4%)
   *PT Charoen Pokphand Indonesia Tbk.. 19,232,500    5,727,240       0.3%
    PT Lippo Karawaci Tbk.............. 59,407,812    4,259,280       0.2%
    Other Securities...................              79,892,392       4.3%
                                                   ------------      ----
 TOTAL INDONESIA.......................              89,878,912       4.8%
                                                   ------------      ----
 ISRAEL -- (0.0%)
    Other Securities...................                 539,578       0.0%
                                                   ------------      ----
 MALAYSIA -- (5.5%)
   *Dialog Group Berhad................  6,956,692    5,402,167       0.3%
    Other Securities...................             106,658,903       5.7%
                                                   ------------      ----
 TOTAL MALAYSIA........................             112,061,070       6.0%
                                                   ------------      ----
 MEXICO -- (3.5%)
    Arca Continental S.A.B. de C.V.....  4,727,621   22,437,310       1.2%
    Other Securities...................              48,658,336       2.6%
                                                   ------------      ----
 TOTAL MEXICO..........................              71,095,646       3.8%
                                                   ------------      ----
 PHILIPPINES -- (2.0%)
    Other Securities...................              40,703,369       2.2%
                                                   ------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                  PERCENTAGE
                                SHARES          VALUE++         OF NET ASSETS**
                               ---------     --------------     ---------------
 POLAND -- (1.7%)
    Other Securities..........               $   34,641,829           1.8%
 SOUTH AFRICA -- (8.1%)
    Adcock Ingram Holdings,
      Ltd.....................   565,230          4,434,618           0.2%
    AECI, Ltd.................   459,895          4,409,638           0.2%
    Aveng, Ltd................ 1,069,332          4,967,592           0.3%
    AVI, Ltd.................. 1,007,184          4,408,388           0.2%
    Clicks Group, Ltd.........   970,964          5,067,687           0.3%
   *Foschini Group, Ltd. (The)   349,032          4,382,932           0.2%
    JD Group, Ltd.............   983,807          5,506,388           0.3%
    Mediclinic International,
      Ltd.....................   913,800          4,000,607           0.2%
    Mr. Price Group, Ltd......   693,186          6,646,662           0.4%
    PSG Group, Ltd............   742,484          4,634,305           0.3%
    Reunert, Ltd..............   689,181          5,444,736           0.3%
   *Spar Group, Ltd. (The)....   622,477          7,589,595           0.4%
    Tongaat-Hulett, Ltd.......   629,016          7,244,639           0.4%
    Woolworths Holdings, Ltd.. 1,230,163          6,273,575           0.3%
    Other Securities..........                   89,671,716           4.8%
                                             --------------          ----
 TOTAL SOUTH AFRICA...........                  164,683,078           8.8%
                                             --------------          ----
 SOUTH KOREA -- (13.4%)
   *BS Financial Group, Inc...   409,510          4,507,079           0.3%
    Cheil Worldwide, Inc......   264,015          4,322,997           0.2%
    CJ Cheiljedang Corp.......    22,343          6,165,900           0.3%
   *DGB Financial Group, Inc..   367,913          4,631,282           0.3%
    Dongbu Insurance Co., Ltd.    97,230          4,093,322           0.2%
   *Hanwha Corp...............   116,950          4,104,538           0.2%
    Hyosung Corp..............    70,064          4,040,869           0.2%
   *Hyundai Marine & Fire
     Insurance Co., Ltd.......   154,140          4,463,250           0.3%
    Korea Investment Holdings
      Co., Ltd................   120,780          4,011,991           0.2%
    LG Uplus Corp.............   720,590          4,291,412           0.2%
   *ORION Corp................    10,218          5,481,798           0.3%
    Woongjin Coway Co., Ltd...   143,810          4,954,100           0.3%
    Other Securities..........                  217,778,751          11.6%
                                             --------------          ----
 TOTAL SOUTH KOREA............                  272,847,289          14.6%
                                             --------------          ----
 TAIWAN -- (12.5%)
    Other Securities..........                  255,093,611          13.6%
                                             --------------          ----
 THAILAND -- (3.1%)
    Other Securities..........                   62,101,112           3.3%
                                             --------------          ----
 TURKEY -- (2.5%)
    Other Securities..........                   49,659,130           2.7%
                                             --------------          ----
 TOTAL COMMON STOCKS..........                1,811,475,799          96.6%
                                             --------------          ----
 PREFERRED STOCKS -- (2.3%)
 BRAZIL -- (2.3%)
    Banco do Estado do Rio
      Grande do Sul SA........   402,747          4,250,677           0.2%
    Eletropaulo Metropolitana
      Eletricidade de Sao
      Paulo SA................   368,000          6,644,727           0.3%
   *Klabin SA................. 1,412,700          5,192,147           0.3%
    Other Securities..........                   29,342,615           1.6%
                                             --------------          ----
 TOTAL BRAZIL.................                   45,430,166           2.4%
                                             --------------          ----
 CHILE -- (0.0%)
    Other Securities..........                      534,244           0.1%
                                             --------------          ----
 INDIA -- (0.0%)
    Other Securities..........                       52,585           0.0%
                                             --------------          ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                      PERCENTAGE
                                          SHARES        VALUE++     OF NET ASSETS**
                                        ------------ -------------- ---------------
MALAYSIA -- (0.0%)
   Other Securities....................              $      265,785        0.0%
                                                     --------------      -----
PHILIPPINES -- (0.0%)
   Other Securities....................                       9,743        0.0%
                                                     --------------      -----
TOTAL PREFERRED STOCKS.................                  46,292,523        2.5%
                                                     --------------      -----
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
   Other Securities....................                          --        0.0%
                                                     --------------      -----
MALAYSIA -- (0.0%)
   Other Securities....................                      77,219        0.0%
                                                     --------------      -----
SOUTH KOREA -- (0.0%)
   Other Securities....................                     399,948        0.0%
                                                     --------------      -----
TAIWAN -- (0.0%)
   Other Securities....................                      69,858        0.0%
                                                     --------------      -----
THAILAND -- (0.0%)
   Other Securities....................                      47,521        0.0%
                                                     --------------      -----
TOTAL RIGHTS/WARRANTS..................                     594,546        0.0%
                                                     --------------      -----

                                          SHARES/
                                           FACE
                                          AMOUNT        VALUE+
                                        ------------ --------------
                                           (000)
SECURITIES LENDING COLLATERAL -- (8.7%)
(S)@DFA Short Term Investment Fund.....  173,497,753    173,497,753        9.3%
   @Repurchase Agreement, Deutsche
     Bank Securities, Inc. 0.11%,
     11/01/11 (Collateralized by
     FNMA 3.500%, 11/01/31, valued
     at $3,508,923) to be
     repurchased at $3,440,132......... $      3,440      3,440,121        0.2%
                                                     --------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL...........................                 176,937,874        9.5%
                                                     --------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,723,730,227)................              $2,035,300,742      108.6%
                                                     ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
 Common Stocks
    Argentina...............           --             --   --                --
    Brazil.................. $169,292,201             --   --    $  169,292,201
    Chile...................   30,306,458             --   --        30,306,458
    China...................      380,480 $  268,609,888   --       268,990,368
    Hungary.................           --      2,422,355   --         2,422,355
    India...................    1,803,073    185,356,720   --       187,159,793
    Indonesia...............       12,614     89,866,298   --        89,878,912
    Israel..................           --        539,578   --           539,578
    Malaysia................    1,477,730    110,583,340   --       112,061,070
    Mexico..................   70,808,805        286,841   --        71,095,646
    Philippines.............       24,160     40,679,209   --        40,703,369
    Poland..................       27,375     34,614,454   --        34,641,829
    South Africa............      237,044    164,446,034   --       164,683,078
    South Korea.............    4,631,282    268,216,007   --       272,847,289
    Taiwan..................           --    255,093,611   --       255,093,611
    Thailand................   62,000,974        100,138   --        62,101,112
    Turkey..................           --     49,659,130   --        49,659,130
 Preferred Stocks
    Brazil..................   45,394,648         35,518   --        45,430,166
    Chile...................      534,244             --   --           534,244
    India...................           --         52,585   --            52,585
    Malaysia................        9,517        256,268   --           265,785
    Philippines.............        9,743             --   --             9,743
 Rights/Warrants
    China...................           --             --   --                --
    Malaysia................       77,219             --   --            77,219
    South Korea.............           --        399,948   --           399,948
    Taiwan..................           --         69,858   --            69,858
    Thailand................       47,521             --   --            47,521
 Securities Lending
   Collateral...............           --    176,937,874   --       176,937,874
                             ------------ --------------   --    --------------
 TOTAL...................... $387,075,088 $1,648,225,654   --    $2,035,300,742
                             ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                          THE U.S.      THE DFA    THE JAPANESE THE ASIA PACIFIC
                                          LARGE CAP  INTERNATIONAL    SMALL          SMALL
                                            VALUE        VALUE       COMPANY        COMPANY
                                           SERIES       SERIES        SERIES         SERIES
                                         ----------- ------------- ------------ ----------------
ASSETS:
Investments at Value (including
  $705,167, $659,265, $168,689 and
  $171,355 of securities on loan,
  respectively)......................... $ 9,318,149  $6,900,228    $1,486,514     $  892,066
Temporary Cash Investments at Value &
  Cost..................................      15,006          --            --             --
Collateral Received from Securities on
  Loan at Value & Cost..................         276       2,865           375            497
Affiliated Collateral Received from
  Securities on Loan at Value & Cost....     724,868     715,664       179,335        194,946
Foreign Currencies at Value.............          --       5,055           113         10,013
Cash....................................          --       7,998           416            545
Receivables:
   Investment Securities Sold...........      16,470      10,461            --             24
   Dividends, Interest and Tax Reclaims.      12,523      22,583        10,774          1,914
   Securities Lending Income............         882         392           168            213
   Fund Shares Sold.....................          --      16,059         5,055          3,000
                                         -----------  ----------    ----------     ----------
       Total Assets.....................  10,088,174   7,681,305     1,682,750      1,103,218
                                         -----------  ----------    ----------     ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....     725,144     718,529       179,710        195,443
   Investment Securities Purchased......      11,357          --            --            848
   Fund Shares Redeemed.................      15,399       5,329            --             33
   Due to Advisor.......................         738       1,124           129             71
Unrealized Loss on Foreign Currency
  Contracts.............................          --          --            --             12
Accrued Expenses and Other Liabilities..         429         416            96             77
                                         -----------  ----------    ----------     ----------
       Total Liabilities................     753,067     725,398       179,935        196,484
                                         -----------  ----------    ----------     ----------
NET ASSETS.............................. $ 9,335,107  $6,955,907    $1,502,815     $  906,734
                                         ===========  ==========    ==========     ==========
Investments at Cost..................... $ 7,552,733  $6,343,124    $1,635,033     $  853,139
                                         ===========  ==========    ==========     ==========
Foreign Currencies at Cost.............. $        --  $    5,106    $      115     $    9,776
                                         ===========  ==========    ==========     ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                         THE UNITED     THE       THE
                                          KINGDOM   CONTINENTAL CANADIAN    THE     THE EMERGING
                                           SMALL       SMALL     SMALL    EMERGING    MARKETS
                                          COMPANY     COMPANY   COMPANY   MARKETS    SMALL CAP
                                           SERIES     SERIES     SERIES   SERIES*     SERIES*
                                         ---------- ----------- -------- ---------- ------------
ASSETS:
Investments at Value (including $5,273,
  $284,106, $201,676, $242,548 and
  $153,944 of securities on loan,
  respectively)......................... $1,126,680 $1,994,413  $731,829 $2,430,336  $1,858,363
Collateral Received from Securities on
  Loan at Value & Cost..................      2,521      1,213     2,320      3,266       3,440
Affiliated Collateral Received from
  Securities on Loan at Value & Cost....      3,124    303,409   210,375    198,287     173,498
Foreign Currencies at Value.............     15,561        180       101      4,293       4,899
Cash....................................        198        851       692      1,802      11,034
Receivables:
   Investment Securities Sold...........         --        339        67      1,249       6,511
   Dividends and Tax Reclaims...........      3,539      3,302       517      2,602       1,657
   Securities Lending Income............         13        472       184        257         314
   Fund Shares Sold.....................         --      3,000     3,000        610       2,630
                                         ---------- ----------  -------- ----------  ----------
       Total Assets.....................  1,151,636  2,307,179   949,085  2,642,702   2,062,346
                                         ---------- ----------  -------- ----------  ----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned.....      5,645    304,622   212,695    201,553     176,938
   Investment Securities Purchased......         --        459        25        432       9,843
   Fund Shares Redeemed.................     12,001         19        --        152          --
   Due to Advisor.......................         90        161        57        190         294
Unrealized Loss on Foreign Currency
  Contracts.............................         --         --        --         --           5
Accrued Expenses and Other Liabilities..         55        155        46        394         340
                                         ---------- ----------  -------- ----------  ----------
       Total Liabilities................     17,791    305,416   212,823    202,721     187,420
                                         ---------- ----------  -------- ----------  ----------
NET ASSETS.............................. $1,133,845 $2,001,763  $736,262 $2,439,981  $1,874,926
                                         ========== ==========  ======== ==========  ==========
Investments at Cost..................... $1,098,317 $2,047,047  $757,562 $1,388,861  $1,546,792
                                         ========== ==========  ======== ==========  ==========
Foreign Currencies at Cost.............. $   15,576 $      181  $    100 $    4,262  $    4,884
                                         ========== ==========  ======== ==========  ==========

--------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                                                                    THE ASIA
                                              THE U.S.                THE JAPANESE  PACIFIC
                                                LARGE      THE DFA       SMALL       SMALL
                                              CAP VALUE INTERNATIONAL   COMPANY     COMPANY
                                               SERIES   VALUE SERIES     SERIES      SERIES
                                              --------- ------------- ------------ ---------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $0, $20,604, $2,246
     and $971, respectively)................. $172,743   $   258,493    $ 29,941   $  36,085
   Interest..................................       25            30           5           2
   Income from Securities Lending............    7,066        12,747       1,938       2,502
                                              --------   -----------    --------   ---------
       Total Investment Income...............  179,834       271,270      31,884      38,589
                                              --------   -----------    --------   ---------
EXPENSES
   Investment Advisory Services Fees.........    9,440        14,647       1,442         979
   Accounting & Transfer Agent Fees..........      900           708         159         116
   Custodian Fees............................      103         1,317         316         454
   Shareholders' Reports.....................       52            41           8           6
   Directors'/Trustees' Fees & Expenses......       83            66          12           9
   Professional Fees.........................      328           238          33          24
   Other.....................................       76            87          19          14
                                              --------   -----------    --------   ---------
       Total Expenses........................   10,982        17,104       1,989       1,602
                                              --------   -----------    --------   ---------
   Fees Paid Indirectly......................       --            (7)         (1)         --
                                              --------   -----------    --------   ---------
   Net Expenses..............................   10,982        17,097       1,988       1,602
                                              --------   -----------    --------   ---------
   NET INVESTMENT INCOME (LOSS)..............  168,852       254,173      29,896      36,987
                                              --------   -----------    --------   ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:..............
       Investment Securities Sold............  387,017       161,341      17,637      71,818
       Futures...............................  (12,646)           --          --          --
       Foreign Currency Transactions.........       --           506          93         521
       Change in Unrealized
         Appreciation (Depreciation) of:.....
       Investment Securities and
         Foreign Currency....................  (74,679)   (1,021,735)     66,983    (158,023)
       Translation of Foreign Currency
         Denominated Amounts.................       --          (517)       (598)        109
                                              --------   -----------    --------   ---------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS)..................................  299,692      (860,405)     84,115     (85,575)
                                              --------   -----------    --------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................. $468,544   $  (606,232)   $114,011   $ (48,588)
                                              ========   ===========    ========   =========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

                                             THE UNITED     THE
                                              KINGDOM   CONTINENTAL THE CANADIAN     THE      THE EMERGING
                                               SMALL       SMALL       SMALL       EMERGING     MARKETS
                                              COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                               SERIES     SERIES       SERIES       SERIES       SERIES
                                             ---------- ----------- ------------ ---------    ------------
INVESTMENT INCOME
   Dividends (Net of Foreign Taxes
     Withheld of $13, $8,010, $2,212,
     $7,771 and $5,088, respectively).......  $ 44,170   $  56,938    $ 12,539   $  65,327     $  48,912
   Interest.................................         3          28           5          11            12
   Income from Securities Lending...........       246       8,288       2,514       2,791         3,812
                                              --------   ---------    --------   ---------     ---------
          Total Investment Income...........    44,419      65,254      15,058      68,129        52,736
                                              --------   ---------    --------   ---------     ---------
EXPENSES
   Investment Advisory Services Fees........     1,142       2,274         810       2,535         3,976
   Accounting & Transfer Agent Fees.........       131         237         100         262           210
   Custodian Fees...........................       106         779         222       1,912         2,177
   Shareholders' Reports....................         6          13           4          14            11
   Directors'/Trustees' Fees & Expenses.....        10          20           7          23            17
   Audit Fees...............................        16          50          11         328           119
   Legal Fees...............................        11          22           8          26            20
   Other....................................        14          28           6          41            33
                                              --------   ---------    --------   ---------     ---------
          Total Expenses....................     1,436       3,423       1,168       5,141         6,563
                                              --------   ---------    --------   ---------     ---------
   Fees Paid Indirectly.....................        (1)         (1)         --          (1)           (2)
                                              --------   ---------    --------   ---------     ---------
   Net Expenses.............................     1,435       3,422       1,168       5,140         6,561
                                              --------   ---------    --------   ---------     ---------
   NET INVESTMENT INCOME (LOSS).............    42,984      61,832      13,890      62,989        46,175
                                              --------   ---------    --------   ---------     ---------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...........    18,980      66,872      38,405     103,456        29,751
       Futures..............................        --        (287)         --          --            --
       Foreign Currency Transactions........        33        (576)       (110)     (1,120)**     (1,286)**
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency...................   (66,130)   (377,057)    (68,747)   (330,512)     (364,541)
       Translation of Foreign Currency
         Denominated Amounts................        53          52           4        (115)          (32)
   Change in Deferred Thailand Capital
     Gains Tax..............................        --          --          --       4,428         3,997
                                              --------   ---------    --------   ---------     ---------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS).................................   (47,064)   (310,996)    (30,448)   (223,863)     (332,111)
                                              --------   ---------    --------   ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS.................  $ (4,080)  $(249,164)   $(16,558)  $(160,874)    $(285,936)
                                              ========   =========    ========   =========     =========

--------
** Net of foreign capital gain taxes withheld of $903 and $652, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        THE U.S.                 THE DFA               THE JAPANESE
                                                    LARGE CAP VALUE        INTERNATIONAL VALUE         SMALL COMPANY
                                                         SERIES                   SERIES                  SERIES
                                                -----------------------  -----------------------  ----------------------
                                                    YEAR        YEAR         YEAR        YEAR        YEAR        YEAR
                                                   ENDED       ENDED        ENDED       ENDED       ENDED       ENDED
                                                  OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                    2011        2010         2011        2010        2011        2010
                                                -----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $   168,852  $  167,346  $   254,173  $  164,482  $   29,896  $   23,032
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............     387,017     638,095      161,341     360,748      17,637     (15,709)
       Futures.................................     (12,646)         --           --          --          --          --
       Foreign Currency Transactions...........          --          --          506        (156)         93         792
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................     (74,679)    678,724   (1,021,735)    182,952      66,983        (460)
       Translation of Foreign Currency
         Denominated Amounts...................          --          --         (517)        537        (598)        315
                                                -----------  ----------  -----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................     468,544   1,484,165     (606,232)    708,563     114,011       7,970
                                                -----------  ----------  -----------  ----------  ----------  ----------
   Transactions in Interest:
       Contributions...........................   1,230,772     512,765      900,473     611,794     212,545      61,990
       Withdrawals.............................  (1,180,609)   (688,930)    (257,967)   (592,688)    (35,341)    (41,396)
                                                -----------  ----------  -----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...........      50,163    (176,165)     642,506      19,106     177,204      20,594
                                                -----------  ----------  -----------  ----------  ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................     518,707   1,308,000       36,274     727,669     291,215      28,564
NET ASSETS
   Beginning of Period.........................   8,816,400   7,508,400    6,919,633   6,191,964   1,211,600   1,183,036
                                                -----------  ----------  -----------  ----------  ----------  ----------
   End of Period............................... $ 9,335,107  $8,816,400  $ 6,955,907  $6,919,633  $1,502,815  $1,211,600
                                                ===========  ==========  ===========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                  THE ASIA PACIFIC     THE UNITED KINGDOM        THE CONTINENTAL
                                                   SMALL COMPANY          SMALL COMPANY           SMALL COMPANY
                                                       SERIES                SERIES                  SERIES
                                                -------------------  ----------------------  ----------------------
                                                   YEAR      YEAR       YEAR        YEAR        YEAR        YEAR
                                                  ENDED     ENDED      ENDED       ENDED       ENDED       ENDED
                                                 OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                   2011      2010       2011        2010        2011        2010
                                                ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)................ $  36,987  $ 28,020  $   42,984  $   24,392  $   61,832  $   38,583
   Net Realized Gain (Loss) on:
       Investment Securities Sold..............    71,818    46,684      18,980      35,525      66,872      72,573
       Futures.................................        --        --          --          --        (287)         --
       Foreign Currency Transactions...........       521       (20)         33         126        (576)        811
   Change in Unrealized Appreciation
     (Depreciation) of:
       Investment Securities and
         Foreign Currency......................  (158,023)  129,509     (66,130)    152,112    (377,057)    156,901
       Translation of Foreign Currency
         Denominated Amounts...................       109       (75)         53         (30)         52          30
                                                ---------  --------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) in
            Net Assets Resulting from
            Operations.........................   (48,588)  204,118      (4,080)    212,125    (249,164)    268,898
                                                ---------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
   Contributions...............................    80,765    85,604     125,970      59,131     225,654     199,653
   Withdrawals.................................   (60,581)  (35,581)    (24,739)     (5,034)    (47,211)    (26,959)
                                                ---------  --------  ----------  ----------  ----------  ----------
          Net Increase (Decrease) from
            Transactions in Interest...........    20,184    50,023     101,231      54,097     178,443     172,694
                                                ---------  --------  ----------  ----------  ----------  ----------
          Total Increase (Decrease) in
            Net Assets.........................   (28,404)  254,141      97,151     266,222     (70,721)    441,592
NET ASSETS
   Beginning of Period.........................   935,138   680,997   1,036,694     770,472   2,072,484   1,630,892
                                                ---------  --------  ----------  ----------  ----------  ----------
   End of Period............................... $ 906,734  $935,138  $1,133,845  $1,036,694  $2,001,763  $2,072,484
                                                =========  ========  ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                            THE CANADIAN                                      THE EMERGING
                                                            SMALL COMPANY          THE EMERGING            MARKETS SMALL CAP
                                                               SERIES             MARKETS SERIES                 SERIES
                                                         ------------------  ------------------------  ------------------------
                                                           YEAR      YEAR        YEAR         YEAR         YEAR          YEAR
                                                          ENDED     ENDED       ENDED        ENDED        ENDED         ENDED
                                                         OCT. 31,  OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,
                                                           2011      2010        2011         2010         2011          2010
                                                         --------  --------  ----------    ----------  ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss)......................... $ 13,890  $  5,240  $   62,989    $   48,891  $   46,175    $   30,699
   Net Realized Gain (Loss) on:
       Investment Securities Sold.......................   38,405     6,585     103,456       160,587      29,751       102,089
       Foreign Currency Transactions....................     (110)       40      (1,120)**        541      (1,286)**         77**
   Change in Unrealized Appreciation (Depreciation)
     of:
       Investment Securities and Foreign
         Currency.......................................  (68,747)  168,950    (330,512)      337,045    (364,541)      382,774
       Translation of Foreign Currency
         Denominated Amounts............................        4       (11)       (115)           (5)        (32)          (76)
   Change in Deferred Thailand Capital Gains Tax........       --        --       4,428        (2,275)      3,997        (3,052)
                                                         --------  --------  ----------    ----------  ----------    ----------
          Net Increase (Decrease) in Net Assets
            Resulting from Operations...................  (16,558)  180,804    (160,874)      544,784    (285,936)      512,511
                                                         --------  --------  ----------    ----------  ----------    ----------
Transactions in Interest:
   Contributions........................................  130,949   117,737     341,207       199,169     472,662       344,585
   Withdrawals..........................................  (41,851)       --    (269,845)     (323,776)   (193,156)     (143,713)
                                                         --------  --------  ----------    ----------  ----------    ----------
          Net Increase (Decrease) from
            Transactions in Interest....................   89,098   117,737      71,362      (124,607)    279,506       200,872
                                                         --------  --------  ----------    ----------  ----------    ----------
          Total Increase (Decrease) in Net
            Assets......................................   72,540   298,541     (89,512)      420,177      (6,430)      713,383
NET ASSETS
   Beginning of Period..................................  663,722   365,181   2,529,493     2,109,316   1,881,356     1,167,973
                                                         --------  --------  ----------    ----------  ----------    ----------
   End of Period........................................ $736,262  $663,722  $2,439,981    $2,529,493  $1,874,926    $1,881,356
                                                         ========  ========  ==========    ==========  ==========    ==========

--------
** Net of foreign capital gain taxes withheld of $903, $652 and $184, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                         THE U.S. LARGE CAP VALUE SERIES+
                                                   ----------------------------------------------------------------------------
                                                                                           PERIOD
                                                      YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                                     ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                                      2011        2010        2009          2008           2007         2006
                                                   ----------  ----------  ----------  ----------      -----------   ----------
Total Return......................................       5.69%      19.96%      11.90%     (36.53)%(C)       (0.32)%      18.16%
                                                   ----------  ----------  ----------  ----------      -----------   ----------
Net Assets, End of Period (thousands)............. $9,335,107  $8,816,400  $7,508,400  $6,739,363      $10,159,322   $8,866,306
Ratio of Expenses to Average Net Assets...........       0.12%       0.12%       0.13%       0.11%(B)         0.11%        0.12%
Ratio of Net Investment Income to Average Net
  Assets..........................................       1.79%       2.02%       2.42%       1.97%(B)         1.44%        1.68%
Portfolio Turnover Rate...........................         14%         28%         29%         19%(C)            9%          13%

                                                                       THE DFA INTERNATIONAL VALUE SERIES+
                                                   ---------------------------------------------------------------------------
                                                                                            PERIOD
                                                       YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                      ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                                     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                       2011        2010        2009          2008          2007        2006
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Total Return......................................      (8.04)%      11.13%      35.41%     (47.87)%(C)      17.32%      35.73%
                                                   ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)............. $6,955,907   $6,919,633  $6,191,964  $4,700,337      $9,638,721  $7,457,252
Ratio of Expenses to Average Net Assets...........       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.23%        0.24%       0.24%       0.23%(B)        0.23%       0.23%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.47%        2.55%       3.22%       4.15%(B)        3.04%       3.29%
Portfolio Turnover Rate...........................          9%          20%         18%         16%(C)          16%          8%

See page 1 for the Definitions of Abbreviations and Footnotes.

+  See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                         THE JAPANESE SMALL COMPANY SERIES
                                                   ----------------------------------------------------------------------------
                                                                                            PERIOD
                                                       YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                                      ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                                     OCT. 31,    OCT 31,     OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                                       2011        2010        2009          2008           2007         2006
                                                   ----------   ----------  ----------  ----------      ----------   ----------
Total Return......................................      10.07%        0.72%      22.69%     (26.87)%(C)      (1.16)%      (2.28)%
                                                   ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period (thousands)............. $1,502,815   $1,211,600  $1,183,036  $1,062,964      $1,504,821   $1,385,722
Ratio of Expenses to Average Net Assets...........       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.14%        0.14%       0.15%       0.13%(B)        0.13%        0.14%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.07%        1.95%       2.15%       2.64%(B)        1.94%        1.68%
Portfolio Turnover Rate...........................          5%          10%          7%         10%(C)           9%           9%

                                                                       THE ASIA PACIFIC SMALL COMPANY SERIES
                                                   ----------------------------------------------------------------------------
                                                                                            PERIOD
                                                       YEAR        YEAR        YEAR        DEC. 1,          YEAR         YEAR
                                                      ENDED       ENDED       ENDED        2007 TO         ENDED        ENDED
                                                     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,       NOV. 30,     NOV. 30,
                                                       2011        2010        2009          2008           2007         2006
                                                   ----------   ----------  ----------  ----------      ----------   ----------
Total Return......................................      (5.15)%      28.91%      84.98%     (57.75)%(C)      47.23%       38.26%
                                                   ----------   ----------  ----------  ----------      ----------   ----------
Net Assets, End of Period (thousands)............. $  906,734   $  935,138  $  680,997  $  441,237      $1,205,154   $  749,627
Ratio of Expenses to Average Net Assets...........       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.16%        0.17%       0.18%       0.15%(B)        0.15%        0.17%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.78%        3.64%       4.00%       4.33%(B)        3.58%        4.19%
Portfolio Turnover Rate...........................         17%          18%         23%         20%(C)          25%          14%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                    THE UNITED KINGDOM SMALL COMPANY SERIES
                                                   -------------------------------------------------------------------------
                                                                                           PERIOD
                                                      YEAR        YEAR        YEAR        DEC. 1,        YEAR        YEAR
                                                     ENDED       ENDED       ENDED        2007 TO       ENDED       ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,    NOV. 30,
                                                      2011        2010        2009          2008         2007        2006
                                                   ----------  ----------  ----------  ----------     ----------  ----------
Total Return......................................       0.20%      25.94%      43.51%    (50.77)%(C)       2.42%      44.80%
                                                   ----------  ----------  ----------  ----------     ----------  ----------
Net Assets, End of Period (thousands)............. $1,133,845  $1,036,694  $  770,472  $  555,390     $1,158,580  $1,117,826
Ratio of Expenses to Average Net Assets...........       0.13%       0.13%       0.14%       0.12%(B)       0.12%       0.13%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.13%       0.13%       0.14%       0.12%(B)       0.12%       0.13%
Ratio of Net Investment Income to Average Net
  Assets..........................................       3.76%       2.86%       4.02%       3.79%(B)       2.72%       2.70%
Portfolio Turnover Rate...........................          7%         15%         10%         25%(C)         12%          8%

                                                                      THE CONTINENTAL SMALL COMPANY SERIES
                                                   -------------------------------------------------------------------------
                                                                                           PERIOD
                                                      YEAR        YEAR        YEAR        DEC. 1,        YEAR        YEAR
                                                     ENDED       ENDED       ENDED        2007 TO       ENDED       ENDED
                                                    OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,     NOV. 30,    NOV. 30,
                                                      2011        2010        2009          2008         2007        2006
                                                   ----------  ----------  ----------  ----------     ----------  ----------
Total Return......................................    (10.75)%      15.37%      43.78%    (49.66)%(C)      17.49%      47.10%
                                                   ----------  ----------  ----------  ----------     ----------  ----------
Net Assets, End of Period (thousands)............. $2,001,763  $2,072,484  $1,630,892  $1,111,585     $2,256,122  $1,875,194
Ratio of Expenses to Average Net Assets...........       0.15%       0.15%       0.16%       0.14%(B)       0.14%       0.15%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)................       0.15%       0.15%       0.16%       0.14%(B)       0.14%       0.15%
Ratio of Net Investment Income to Average Net
  Assets..........................................       2.72%       2.24%       2.93%       3.49%(B)       2.16%       2.27%
Portfolio Turnover Rate...........................         10%         12%          7%         18%(C)         12%          7%

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                      THE CANADIAN SMALL COMPANY SERIES
                                                        -------------------------------------------------------
                                                                                         PERIOD
                                                          YEAR      YEAR      YEAR      DEC. 1,         PERIOD
                                                         ENDED     ENDED     ENDED      2007 TO    APRIL 2, 2007(a)
                                                        OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,          TO
                                                          2011      2010      2009        2008      NOV. 30, 2007
                                                        --------  --------  --------  --------     ----------------
Total Return...........................................     0.27%    43.17%    61.67%  (56.44)%(C)        10.20%(C)
                                                        --------  --------  --------  --------         --------
Net Assets, End of Period (thousands).................. $736,262  $663,722  $365,181  $232,873         $213,529
Ratio of Expenses to Average Net Assets................     0.14%     0.15%     0.17%     0.18%(B)         0.26%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding
  Fees Paid Indirectly)................................     0.14%     0.15%     0.17%     0.18%(B)         0.26%(B)(E)
Ratio of Net Investment Income to Average Net
Assets.................................................     1.72%     1.05%     1.37%     0.97%(B)         0.47%(B)(E)
Portfolio Turnover Rate................................       24%       10%       23%       21%(C)            6%(C)

                                                                       THE EMERGING MARKETS SERIES
                                               ---------------------------------------------------------------------------
                                                                                        PERIOD
                                                   YEAR        YEAR        YEAR        DEC. 1,         YEAR        YEAR
                                                  ENDED       ENDED       ENDED        2007 TO        ENDED       ENDED
                                                 OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,      NOV. 30,    NOV. 30,
                                                   2011        2010        2009          2008          2007        2006
                                               ----------   ----------  ----------  ----------      ----------  ----------
Total Return..................................      (6.44)%      27.04%      53.99%     (48.15)%(C)      42.62%      31.87%
                                               ----------   ----------  ----------  ----------      ----------  ----------
Net Assets, End of Period (thousands)......... $2,439,981   $2,529,493  $2,109,316  $1,624,524      $3,707,790  $2,414,971
Ratio of Expenses to Average Net Assets.......       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............       0.20%        0.19%       0.20%       0.18%(B)        0.19%       0.20%
Ratio of Net Investment Income to Average Net
  Assets......................................       2.48%        2.18%       2.57%       3.00%(B)        2.52%       2.54%
Portfolio Turnover Rate.......................         16%          12%         14%         19%(C)           7%         11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                     THE EMERGING MARKETS SMALL CAP SERIES
                                                    -----------------------------------------------------------------------
                                                                                            PERIOD
                                                        YEAR        YEAR        YEAR       DEC. 1,        YEAR       YEAR
                                                       ENDED       ENDED       ENDED       2007 TO       ENDED      ENDED
                                                      OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,     NOV. 30,   NOV. 30,
                                                        2011        2010        2009         2008         2007       2006
                                                    ----------   ----------  ----------  --------      ----------  --------
Total Return.......................................     (12.94)%      41.96%      92.08%   (56.84)%(C)      43.32%    40.55%
                                                    ----------   ----------  ----------  --------      ----------  --------
Net Assets, End of Period (thousands).............. $1,874,926   $1,881,356  $1,167,973  $566,379      $1,525,571  $903,529
Ratio of Expenses to Average Net Assets............       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Expenses to Average Net Assets (Excluding
  Fees Paid Indirectly)............................       0.33%        0.32%       0.33%     0.30%(B)        0.31%     0.34%
Ratio of Net Investment Income to Average Net
  Assets...........................................       2.32%        2.16%       2.52%     3.07%(B)        1.94%     2.39%
Portfolio Turnover Rate............................         18%          15%         13%       19%(C)          16%       18%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational investment portfolios, of which nine are included in this section of the report (collectively, the "Series"), and two are presented in separate reports.

DOMESTIC EQUITY PORTFOLIO              INTERNATIONAL EQUITY PORTFOLIOS
-------------------------              -------------------------------
The U.S. Large Cap Value Series        The DFA International Value Series
                                       The Japanese Small Company Series
                                       The Asia Pacific Small Company Series
                                       The United Kingdom Small Company Series
                                       The Continental Small Company Series
                                       The Canadian Small Company Series
                                       The Emerging Markets Series
                                       The Emerging Markets Small Cap Series

   Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S) 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

   The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Trust. For the year ended October 31, 2011, the Series' investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              The U.S. Large Cap Value Series.............. 0.10%
              The DFA International Value Series........... 0.20%
              The Japanese Small Company Series............ 0.10%
              The Asia Pacific Small Company Series........ 0.10%
              The United Kingdom Small Company Series...... 0.10%
              The Continental Small Company Series......... 0.10%
              The Canadian Small Company Series............ 0.10%
              The Emerging Markets Series.................. 0.10%
              The Emerging Markets Small Cap Series........ 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $ 7
              The Japanese Small Company Series.......      1
              The Asia Pacific Small Company Series...     --
              The United Kingdom Small Company Series.      1
              The Continental Small Company Series....      1
              The Canadian Small Company Series.......     --
              The Emerging Markets Series.............      1
              The Emerging Markets Small Cap Series...      2

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2011, the total related amounts paid by the Trust to the CCO were $84 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2011, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              The U.S. Large Cap Value Series................ $226
              The DFA International Value Series.............  176
              The Japanese Small Company Series..............   37
              The Asia Pacific Small Company Series..........   18
              The United Kingdom Small Company Series........   21
              The Continental Small Company Series...........   44

                   The Canadian Small Company Series..... $10
                   The Emerging Markets Series...........  60
                   The Emerging Markets Small Cap Series.  30

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                         PURCHASES    SALES
                                                         ---------- ----------
 The U.S. Large Cap Value Series........................ $1,527,597 $1,330,587
 The DFA International Value Series.....................  1,526,295    660,584
 The Japanese Small Company Series......................    269,316     69,415
 The Asia Pacific Small Company Series..................    208,234    167,484
 The United Kingdom Small Company Series................    223,610     82,231
 The Continental Small Company Series...................    456,167    215,427
 The Canadian Small Company Series......................    280,913    195,028
 The Emerging Markets Series............................    529,036    398,877
 The Emerging Markets Small Cap Series..................    665,282    352,620

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                                      NET
                                                                   UNREALIZED
                         FEDERAL TAX  UNREALIZED    UNREALIZED    APPRECIATION
                            COST     APPRECIATION (DEPRECIATION) (DEPRECIATION)
                         ----------- ------------ -------------- --------------
 The U.S. Large Cap
   Value Series......... $8,293,184   $2,196,901    $(431,786)     $1,765,115
 The DFA International
   Value Series.........  7,064,348    1,142,717     (588,308)        554,409
 The Japanese Small
   Company Series.......  1,819,229      164,477     (317,482)       (153,005)
 The Asia Pacific Small
   Company Series.......  1,076,850      214,050     (203,391)         10,659
 The United Kingdom
   Small Company Series.  1,111,769      242,578     (222,022)         20,556
 The Continental Small
   Company Series.......  2,356,891      455,824     (513,680)        (57,856)
 The Canadian Small
   Company Series.......    984,551      118,412     (158,439)        (40,027)
 The Emerging Markets
   Series...............  1,592,448    1,085,985      (46,544)      1,039,441
 The Emerging Markets
   Small Cap Series.....  1,743,947      499,690     (208,336)        291,354

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series' tax positions and has concluded that no provision for income tax is required in any Series' financial statements. No Series is aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

   On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code (S)336(a), the master fund recognizes gain or loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

   Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a "Check-the-box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code (S)336(a), the master fund recognized a loss as if the master's investment securities were sold to its shareholders and, pursuant to IRC Code (S)331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code (S)334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date. As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Markets Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   3. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

   The following is a summary of the Series' location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2011 (amounts in thousands):

                                          LOCATION ON THE STATEMENTS  EQUITY
                                                OF OPERATIONS        CONTRACTS
                                          -------------------------- ---------
 The U.S. Large Cap Value Series*........  Net Realized Gain (Loss)
                                             on Futures              $(12,646)
 The Continental Small Company Series*...  Net Realized Gain (Loss)
                                             on Futures                  (287)

* As of October 31, 2011, there were no futures contracts outstanding. During the year ended October 31, 2011, the Series had limited activity in futures contracts.

H. LINE OF CREDIT:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Series under this line of credit during the year ended October 31, 2011.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Trust, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

                  WEIGHTED      WEIGHTED    NUMBER OF  INTEREST MAXIMUM AMOUNT
                   AVERAGE      AVERAGE       DAYS     EXPENSE  BORROWED DURING
                INTEREST RATE LOAN BALANCE OUTSTANDING INCURRED   THE PERIOD
                ------------- ------------ ----------- -------- ---------------
The U.S. Large
  Cap Value
  Series.......     0.87%        $6,501        33        $ 5        $15,367
The DFA
  International
  Value Series.     0.86%         2,623        14          1         12,532
The Japanese
  Small
  Company
  Series.......     0.88%           625        16         --          4,628
The Asia
  Pacific
  Small
  Company
  Series.......     0.85%           446        51          1          2,968
The United
  Kingdom
  Small
  Company
  Series.......     0.91%           117        19         --          1,227
The
  Continental
  Small
  Company
  Series.......     0.83%           574        11         --          2,038
The Emerging
  Markets
  Series.......     0.90%         4,082        42          4         15,798
The Emerging
  Markets
  Small Cap
  Series.......     0.85%         3,345        41          3         16,110

* Number of Days Outstanding represents the total of single or consecutive days during the year ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under this line of credit as of October 31, 2011.

I. SECURITIES LENDING:

   As of October 31, 2011, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. In addition, The Emerging Market Series and The Emerging Markets Small Cap Series received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $56,173 and $306, respectively (in thousands). Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

L. OTHER:

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in Bankruptcy Court in the bankruptcy case of The Tribune Company ("Tribune"). The defendants in this action include mutual funds, individuals, institutional investors and others who owned shares in Tribune at the time of the 2007 leveraged buyout transaction (the "LBO") and sold their shares for $34 per share in cash, such as The U.S. Large Cap Value Series. Thereafter, two additional and substantially similar class actions were filed and are pending in United States District Courts (with the Bankruptcy Court action, collectively referred to as the "Lawsuits"). The Lawsuits seek to recover, for the benefit of Tribune's bankruptcy estate or various creditors, payments to shareholders in the LBO. The Lawsuits allege that Tribune's payment for those shares violated the rights of creditors, as set forth in the Bankruptcy Code's and various states' fraudulent transfer laws. However, the Lawsuits proceed on different legal theories: the Bankruptcy Court action pleads an intentionally fraudulent transfer; the District Court actions plead constructively fraudulent transfers.

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series' net asset value at this time.

   The U.S. Large Cap Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF THE SERIES, AS DEFINED, AND
BOARD OF TRUSTEES OF THE DFA INVESTMENT TRUST COMPANY:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Market Series and The Emerging Markets Small Cap Series (constituting portfolios within The DFA Investment Trust Company, hereafter referred to as the "Series") at October 31, 2011, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodians, brokers, and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                               PERFORMANCE CHART

DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2001-OCTOBER 31, 2011

GROWTH OF $10,000

[CHART]

                           MSCI
            DIMENSIONAL  EMERGING
             EMERGING    MARKETS
              MARKETS     INDEX
            VALUE FUND  (NET DIV.)
            ----------- ----------
10/31/2001   10,000.00  10,000.00
11/30/2001   11,214.77  11,043.27
12/31/2001   11,982.44  11,919.10
1/31/2002    12,949.67  12,321.28
2/28/2002    12,780.64  12,521.02
3/31/2002    13,550.67  13,270.30
4/30/2002    13,926.29  13,355.36
5/31/2002    13,757.26  13,139.34
6/30/2002    12,780.64  12,150.05
7/31/2002    12,282.94  11,221.22
8/31/2002    12,311.11  11,392.69
9/30/2002    10,846.17  10,163.15
10/31/2002   11,306.31  10,823.45
11/30/2002   12,200.02  11,568.33
12/31/2002   11,838.85  11,183.53
1/31/2003    12,020.99  11,134.20
2/28/2003    11,915.54  10,821.37
3/31/2003    11,656.72  10,512.33
4/30/2003    13,190.49  11,447.16
5/31/2003    14,187.45  12,265.59
6/30/2003    14,820.13  12,960.90
7/31/2003    15,155.65  13,766.84
8/31/2003    16,162.19  14,688.09
9/30/2003    16,957.84  14,795.06
10/31/2003   18,482.03  16,053.85
11/30/2003   18,692.66  16,249.19
12/31/2003   20,954.80  17,425.74
1/31/2004    21,526.21  18,034.27
2/29/2004    22,935.02  18,861.27
3/31/2004    23,220.72  19,097.00
4/30/2004    21,605.02  17,533.32
5/31/2004    20,964.66  17,183.53
6/30/2004    21,364.80  17,256.72
7/31/2004    21,632.85  16,940.82
8/31/2004    22,615.71  17,643.35
9/30/2004    24,104.29  18,661.28
10/31/2004   24,874.11  19,107.15
11/30/2004   27,563.47  20,875.96
12/31/2004   29,351.15  21,878.59
1/31/2005    29,844.45  21,934.15
2/28/2005    32,567.86  23,847.87
3/31/2005    30,201.04  22,271.83
4/30/2005    29,130.52  21,673.95
5/31/2005    29,573.14  22,428.37
6/30/2005    30,556.89  23,190.38
7/31/2005    32,775.99  24,811.33
8/31/2005    33,317.74  25,023.81
9/30/2005    35,999.11  27,353.90
10/31/2005   33,755.72  25,566.00
11/30/2005   36,261.53  27,680.93
12/31/2005   38,550.24  29,317.06
1/31/2006    42,250.54  32,591.52
2/28/2006    42,423.66  32,552.84
3/31/2006    43,875.52  32,839.73
4/30/2006    47,707.31  35,178.14
5/31/2006    42,562.08  31,492.44
6/30/2006    42,182.94  31,415.46
7/31/2006    43,200.32  31,865.25
8/31/2006    43,987.96  32,677.19
9/30/2006    44,897.37  32,949.27
10/31/2006   48,032.57  34,513.80
11/30/2006   51,556.32  37,079.37
12/31/2006   53,381.29  38,748.91
1/31/2007    54,223.49  38,331.68
2/28/2007    54,546.52  38,104.17
3/31/2007    57,403.66  39,621.55
4/30/2007    61,998.27  41,455.91
5/31/2007    66,731.76  43,509.21
6/30/2007    68,647.67  45,548.75
7/31/2007    71,923.27  47,952.05
8/31/2007    69,626.86  46,932.97
9/30/2007    75,912.85  52,115.94
10/31/2007   84,272.06  57,927.95
11/30/2007   78,155.93  53,821.63
12/31/2007   78,056.80  54,010.37
1/31/2008    70,317.97  47,270.20
2/29/2008    73,146.11  50,759.33
3/31/2008    70,702.82  48,073.18
4/30/2008    76,177.17  51,974.50
5/31/2008    76,859.85  52,938.69
6/30/2008    67,943.80  47,658.72
7/31/2008    66,628.93  45,861.03
8/31/2008    60,952.84  42,197.96
9/30/2008    50,443.83  34,813.18
10/31/2008   34,793.71  25,285.56
11/30/2008   32,168.27  23,382.14
12/31/2008   36,137.87  25,205.85
1/31/2009    32,890.12  23,578.05
2/28/2009    30,094.92  22,247.96
3/31/2009    35,319.91  25,445.15
4/30/2009    42,269.19  29,679.48
5/31/2009    51,806.10  34,750.69
6/30/2009    51,175.82  34,282.58
7/31/2009    58,064.62  38,137.59
8/31/2009    58,521.19  38,001.05
9/30/2009    63,940.69  41,450.42
10/31/2009   62,439.29  41,501.69
11/30/2009   66,443.39  43,284.42
12/31/2009   69,764.19  44,993.77
1/31/2010    65,814.76  42,484.38
2/28/2010    66,347.73  42,633.91
3/31/2010    72,196.71  46,075.86
4/30/2010    72,688.68  46,634.07
5/31/2010    65,104.14  42,532.30
6/30/2010    65,514.11  42,219.64
7/31/2010    71,609.08  45,735.49
8/31/2010    70,324.49  44,847.26
9/30/2010    78,797.32  49,831.12
10/31/2010   81,516.83  51,278.04
11/30/2010   78,906.65  49,924.41
12/31/2010   85,493.59  53,486.99
1/31/2011    82,828.75  52,035.83
2/28/2011    81,489.50  51,550.58
3/31/2011    86,190.55  54,581.43
4/30/2011    89,292.70  56,274.56
5/31/2011    85,917.23  54,798.52
6/30/2011    84,168.00  53,955.51
7/31/2011    83,498.38  53,715.88
8/31/2011    75,052.88  48,915.60
9/30/2011    61,605.68  41,783.97
10/31/2011   69,723.19  47,318.56

                      AVERAGE ANNUAL   ONE    FIVE   TEN
                      TOTAL RETURN     YEAR   YEARS YEARS
                      --------------  ------  ----- -----
                                      -14.47% 7.74% 21.43%

Past performance is not predictive of future performance.

Reimbursement fees applicable to purchases of shares prior to April 2002 are not reflected in the graph and table.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2011, all rights reserved.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

INTERNATIONAL EQUITY MARKET REVIEW             12 MONTHS ENDED OCTOBER 31, 2011

   Losses in emerging markets were higher on average than in developed markets, although results varied widely among the individual emerging markets countries. For the one-year period ended October 31, 2011, returns in USD were -7.72% for the MSCI Emerging Markets Index (net dividends) versus -3.70% for the MSCI World ex USA Index (net dividends). As measured by the MSCI indices, emerging markets growth stocks underperformed their value counterparts, while emerging markets small cap stocks underperformed large caps.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                      U.S. DOLLAR
                                                        RETURN
                                                      -----------
               MSCI Emerging Markets Index...........    -7.72%
               MSCI Emerging Markets Small Cap Index.   -16.70%
               MSCI Emerging Markets Value Index.....    -6.99%
               MSCI Emerging Markets Growth Index....    -8.45%
--------
   The US dollar (USD) generally appreciated against most major emerging markets currencies during the period.

                       12 MONTHS ENDED OCTOBER 31, 2011

                                                           LOCAL
                                                          CURRENCY U.S. DOLLAR
  TEN LARGEST EMERGING MARKETS BY MARKET CAP               RETURN    RETURN
  ------------------------------------------              -------- -----------
  China..................................................  -15.62%   -15.76%
  Brazil.................................................  -12.71%   -12.57%
  South Korea............................................    4.63%     6.24%
  Taiwan.................................................   -5.30%    -3.07%
  South Africa...........................................   10.15%    -2.95%
  India..................................................  -12.30%   -19.99%
  Russia.................................................   -1.24%     0.22%
  Mexico.................................................    5.26%    -1.38%
  Malaysia...............................................    2.08%     3.53%
  Indonesia..............................................    3.92%     4.92%
--------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2011, all rights reserved.

INTERNATIONAL EQUITY FUND PERFORMANCE OVERVIEW

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund seeks to capture the returns of large and small cap value stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification and consistent exposure to emerging markets value stocks, and does not attempt to track a specific equity index. As of October 31, 2011, the Fund held approximately 2,150 securities across 17 emerging markets. In general, the Fund was mostly invested in equities throughout the year. The average cash level for the period was less than 1% of the Fund's assets. The Fund's country weights were capped at 15% of assets associated with any one country at the time of purchase by the manager to limit single-country risk exposure.

   For the 12 months ended October 31, 2011, total returns were -14.47% for the Fund and -7.72% for the MSCI Emerging Markets Index (net dividends). As a result of the Fund's diversified investment approach, performance was generally determined by broad structural trends in emerging markets rather than the behavior of a limited number of stocks. The Fund's relative underperformance as compared to the Index was primarily due to its higher allocation than the Index to small cap and value stocks, both of which underperformed, and a lower allocation than the Index to large cap and growth stocks, respectively, each of which outperformed. To a lesser extent, an additional component of the Fund's performance was due to differences in valuation timing and methodology between the Fund and the Index. The Fund prices foreign exchange rates at the closing of the U.S. markets while the Index uses rates at 4 pm London time. The Fund utilizes fair value pricing to price portfolio securities at the closing of the U.S. markets while the Index uses local market closing prices.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

       This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

       This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2011

EXPENSE TABLE

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/11  10/31/11    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     Actual Fund Return............ $1,000.00 $  780.86    0.22%    $0.99
     Hypothetical 5% Annual Return. $1,000.00 $1,024.10    0.22%    $1.12
--------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 28, 2011. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

              Consumer Discretionary.......................   7.4%
              Consumer Staples.............................   6.5%
              Energy.......................................  17.4%
              Financials...................................  30.6%
              Health Care..................................   0.6%
              Industrials..................................  10.5%
              Information Technology.......................   6.3%
              Materials....................................  16.8%
              Other........................................    --
              Telecommunication Services...................   2.3%
              Utilities....................................   1.6%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2011

                                                                  PERCENTAGE
                                       SHARES       VALUE++     OF NET ASSETS**
                                     ----------- -------------- ---------------
 COMMON STOCKS -- (88.5%)
 BRAZIL -- (7.6%)
   #Banco Santander Brasil SA ADR...  13,875,608 $  126,268,033       0.9%
    BM&F Bovespa SA.................  30,436,745    183,132,816       1.3%
    BR Malls Participacoes SA.......   4,338,270     47,126,269       0.3%
    Petroleo Brasileiro SA ADR......  10,788,313    291,392,334       2.1%
    Other Securities................                484,469,038       3.5%
                                                 --------------      ----
 TOTAL BRAZIL.......................              1,132,388,490       8.1%
                                                 --------------      ----
 CHILE -- (1.8%)
    Empresas CMPC SA................  15,763,090     65,487,845       0.5%
   #Enersis SA Sponsored ADR........   3,046,239     59,797,672       0.4%
    Other Securities................                144,299,147       1.0%
                                                 --------------      ----
 TOTAL CHILE........................                269,584,664       1.9%
                                                 --------------      ----
 CHINA -- (13.6%)
   #Bank of China, Ltd. Series H.... 803,391,331    285,934,139       2.0%
   #Bank of Communications Co.,
     Ltd. Series H..................  95,161,574     65,402,021       0.5%
  #*China Citic Bank Corp., Ltd.
    Series H........................  95,111,716     50,856,739       0.4%
    China Coal Energy Co., Ltd.
      Series H......................  41,470,000     51,652,075       0.4%
    China Communications
      Construction Co., Ltd. Series
      H.............................  65,744,327     49,588,080       0.3%
    China Construction Bank Corp.
      Series H...................... 153,591,940    112,849,414       0.8%
   #China Petroleum & Chemical
     Corp. ADR......................     993,796     93,814,342       0.7%
    China Petroleum & Chemical
      Corp. Series H................ 116,064,289    109,617,984       0.8%
   #China Unicom Hong Kong, Ltd.
     ADR............................   7,272,462    146,249,211       1.0%
    Other Securities................              1,060,281,770       7.6%
                                                 --------------      ----
 TOTAL CHINA........................              2,026,245,775      14.5%
                                                 --------------      ----
 CZECH REPUBLIC -- (0.3%)
    Other Securities................                 47,098,177       0.3%
                                                 --------------      ----
 HUNGARY -- (0.5%)
    Other Securities................                 73,482,477       0.5%
                                                 --------------      ----
 INDIA -- (8.7%)
   #ICICI Bank, Ltd. Sponsored ADR..   3,343,138    124,231,008       0.9%
    Reliance Industries, Ltd........  15,874,574    284,270,252       2.0%
    Tata Steel, Ltd.................   5,110,167     50,322,064       0.4%
    Other Securities................                838,988,289       6.0%
                                                 --------------      ----
 TOTAL INDIA........................              1,297,811,613       9.3%
                                                 --------------      ----
 INDONESIA -- (3.4%)
    PT Bumi Resources Tbk........... 275,669,000     72,003,897       0.5%
    Other Securities................                424,948,346       3.1%
                                                 --------------      ----
 TOTAL INDONESIA....................                496,952,243       3.6%
                                                 --------------      ----
 ISRAEL -- (0.0%)
    Other Securities................                  1,614,106       0.0%
                                                 --------------      ----
 MALAYSIA -- (3.2%)
    Other Securities................                471,605,118       3.4%
                                                 --------------      ----
 MEXICO -- (4.7%)
   #Alfa S.A.B. de C.V. Series A....   4,281,493     49,429,768       0.4%
    Fomento Economico Mexicano
      S.A.B. de C.V. Sponsored ADR..   2,134,064    143,088,991       1.0%
   #Grupo Financiero Banorte S.A.B.
     de C.V. Series O...............  14,274,417     48,681,042       0.3%
    Grupo Mexico S.A.B. de C.V.
      Series B......................  24,138,837     66,962,768       0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                  PERCENTAGE
                                      SHARES        VALUE++     OF NET ASSETS**
                                    ----------- --------------- ---------------
MEXICO -- (Continued)
   Other Securities................             $   389,833,877       2.8%
                                                ---------------      ----
TOTAL MEXICO.......................                 697,996,446       5.0%
                                                ---------------      ----
PHILIPPINES -- (0.9%)
   Other Securities................                 128,360,276       0.9%
                                                ---------------      ----
POLAND -- (1.6%)
  *Polski Koncern Naftowy Orlen SA.   5,310,008      65,568,714       0.5%
   Other Securities................                 171,779,219       1.2%
                                                ---------------      ----
TOTAL POLAND.......................                 237,347,933       1.7%
                                                ---------------      ----
RUSSIA -- (5.2%)
   Gazprom OAO Sponsored ADR.......  50,745,478     588,259,941       4.2%
   Lukoil OAO Sponsored ADR........   2,457,775     142,357,217       1.0%
   Other Securities................                  47,186,142       0.4%
                                                ---------------      ----
TOTAL RUSSIA.......................                 777,803,300       5.6%
                                                ---------------      ----
SOUTH AFRICA -- (7.9%)
   ABSA Group, Ltd.................   4,420,483      79,295,598       0.6%
   Gold Fields, Ltd. Sponsored ADR.  10,210,601     177,970,775       1.3%
   Nedbank Group, Ltd..............   3,060,140      54,140,695       0.4%
   Sanlam, Ltd.....................  28,905,406     107,867,260       0.8%
   Standard Bank Group, Ltd........  10,800,550     133,678,079       0.9%
  #Steinhoff International
    Holdings, Ltd..................  16,661,875      50,383,723       0.3%
   Other Securities................                 576,621,237       4.1%
                                                ---------------      ----
TOTAL SOUTH AFRICA.................               1,179,957,367       8.4%
                                                ---------------      ----
SOUTH KOREA -- (13.7%)
   Hana Financial Group, Inc.......   2,545,984      90,951,178       0.7%
   Hyundai Motor Co., Ltd..........     695,176     140,000,418       1.0%
 #*KB Financial Group, Inc. ADR....   3,116,900     121,714,945       0.9%
  #LG Electronics, Inc.............   1,144,074      75,740,020       0.5%
   POSCO...........................     366,870     127,116,197       0.9%
 #*POSCO ADR.......................   1,529,671     131,429,332       0.9%
   Samsung C&T Corp................   1,105,770      68,369,291       0.5%
  #Samsung SDI Co., Ltd............     384,336      46,296,900       0.3%
   Shinhan Financial Group Co.,
     Ltd...........................   3,676,399     146,457,204       1.1%
  #Shinhan Financial Group Co.,
    Ltd. ADR.......................     818,794      65,176,002       0.5%
   SK Holdings Co., Ltd............     349,657      46,548,698       0.3%
   Other Securities................                 978,264,186       7.0%
                                                ---------------      ----
TOTAL SOUTH KOREA..................               2,038,064,371      14.6%
                                                ---------------      ----
TAIWAN -- (11.4%)
   First Financial Holding Co.,
     Ltd...........................  72,788,356      48,316,420       0.4%
   Fubon Financial Holding Co.,
     Ltd...........................  48,047,063      56,332,130       0.4%
  #Mega Financial Holding Co., Ltd.  95,728,765      73,586,438       0.5%
  #United Microelectronics Corp.... 166,249,681      72,995,607       0.5%
   Other Securities................               1,448,397,285      10.3%
                                                ---------------      ----
TOTAL TAIWAN.......................               1,699,627,880      12.1%
                                                ---------------      ----
THAILAND -- (2.2%)
   Other Securities................                 326,723,327       2.3%
                                                ---------------      ----
TURKEY -- (1.8%)
   Other Securities................                 258,818,491       1.8%
                                                ---------------      ----
TOTAL COMMON STOCKS................              13,161,482,054      94.0%
                                                ---------------      ----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                       PERCENTAGE
                                          SHARES         VALUE++     OF NET ASSETS**
                                        ------------ --------------- ---------------
PREFERRED STOCKS -- (4.9%)
BRAZIL -- (4.9%)
  #Gerdau SA Sponsored ADR.............    6,582,102 $    59,370,560        0.4%
  #Petroleo Brasileiro SA ADR..........   14,314,698     362,018,712        2.6%
   Usinas Siderurgicas de Minas
     Gerais SA Perferred Series A......    8,735,599      61,108,742        0.4%
   Other Securities....................                  249,018,808        1.8%
                                                     ---------------      -----
TOTAL BRAZIL...........................                  731,516,822        5.2%
                                                     ---------------      -----
INDIA -- (0.0%)
   Other Securities....................                      124,022        0.0%
                                                     ---------------      -----
MALAYSIA -- (0.0%)
   Other Securities....................                      823,203        0.0%
                                                     ---------------      -----
TOTAL PREFERRED STOCKS.................                  732,464,047        5.2%
                                                     ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
   Other Securities....................                           --        0.0%
                                                     ---------------      -----
MALAYSIA -- (0.0%)
   Other Securities....................                          167        0.0%
                                                     ---------------      -----
SOUTH KOREA -- (0.0%)
   Other Securities....................                    1,665,450        0.0%
                                                     ---------------      -----
THAILAND -- (0.0%)
   Other Securities....................                       14,739        0.0%
                                                     ---------------      -----
TOTAL RIGHTS/WARRANTS..................                    1,680,356        0.0%
                                                     ---------------      -----

                                          SHARES/
                                           FACE
                                          AMOUNT
                                           (000)         VALUE+
                                        ------------ ---------------
SECURITIES LENDING COLLATERAL -- (6.6%)
(S)@DFA Short Term Investment Fund.....  975,164,009     975,164,009        7.0%
   @Repurchase Agreement,
     Deutsche Bank Securities,
     Inc. 0.11%, 11/01/11
     (Collateralized by FNMA
     3.500%, 11/01/31, valued at
     $615,910) to be repurchased
     at $603,835....................... $        604         603,833        0.0%
                                                     ---------------      -----
TOTAL SECURITIES LENDING
  COLLATERAL...........................                  975,767,842        7.0%
                                                     ---------------      -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,542,174,907)...............              $14,871,394,299      106.2%
                                                     ===============      =====

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of inputs used to value the Fund's investments as of October 31, 2011 is as follows (See Security Valuation Note):

                                            VALUATION INPUTS
                         ------------------------------------------------------
                                INVESTMENT IN SECURITIES (MARKET VALUE)
                         ------------------------------------------------------
                            LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                         -------------- --------------- ------- ---------------
 Common Stocks
    Brazil.............. $1,132,388,490              --   --    $ 1,132,388,490
    Chile...............    269,584,664              --   --        269,584,664
    China...............    259,284,178 $ 1,766,961,597   --      2,026,245,775
    Czech Republic......             --      47,098,177   --         47,098,177
    Hungary.............             --      73,482,477   --         73,482,477
    India...............    170,449,761   1,127,361,852   --      1,297,811,613
    Indonesia...........        360,979     496,591,264   --        496,952,243
    Israel..............         29,523       1,584,583   --          1,614,106
    Malaysia............      6,339,852     465,265,266   --        471,605,118
    Mexico..............    697,363,905         632,541   --        697,996,446
    Philippines.........             --     128,360,276   --        128,360,276
    Poland..............             --     237,347,933   --        237,347,933
    Russia..............         90,326     777,712,974   --        777,803,300
    South Africa........    256,013,737     923,943,630   --      1,179,957,367
    South Korea.........    370,900,652   1,667,163,719   --      2,038,064,371
    Taiwan..............     33,736,378   1,665,891,502   --      1,699,627,880
    Thailand............    326,723,327              --   --        326,723,327
    Turkey..............             --     258,818,491   --        258,818,491
 Preferred Stocks
    Brazil..............    731,516,822              --   --        731,516,822
    India...............             --         124,022   --            124,022
    Malaysia............         82,073         741,130   --            823,203
 Rights/Warrants
    China...............             --              --   --                 --
    Malaysia............            167              --   --                167
    South Korea.........             --       1,665,450   --          1,665,450
    Thailand............         14,739              --   --             14,739
 Securities Lending
   Collateral...........             --     975,767,842   --        975,767,842
                         -------------- ---------------   --    ---------------
 TOTAL.................. $4,254,879,573 $10,616,514,726   --    $14,871,394,299
                         ============== ===============   ==    ===============

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,084,631 of securities on loan)*. $13,895,627
Collateral Received from Securities on Loan at Value & Cost........         604
Affiliated Collateral Received from Securities on Loan at Value &
  Cost.............................................................     975,164
Foreign Currencies at Value........................................      23,423
Cash...............................................................      75,404
Receivables:
   Investment Securities Sold......................................       7,107
   Dividends, Interest and Tax Reclaims............................       8,268
   Fund Shares Sold................................................      44,423
   Securities Lending Income.......................................       1,206
                                                                    -----------
       Total Assets................................................  15,031,226
                                                                    -----------
LIABILITIES:
Payables:
   Upon Return of Securities Loaned................................     975,768
   Investment Securities Purchased.................................      46,500
   Fund Shares Redeemed............................................       2,165
   Due to Advisor..................................................       1,081
Unrealized Loss on Foreign Currency Contracts......................          66
Accrued Expenses and Other Liabilities.............................       2,067
                                                                    -----------
       Total Liabilities...........................................   1,027,647
                                                                    -----------
NET ASSETS......................................................... $14,003,579
                                                                    ===========
Investments at Cost................................................ $13,566,407
                                                                    ===========
Foreign Currencies at Cost......................................... $    23,378
                                                                    ===========
--------
* See Note H in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2011

                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
   Dividends (Net of Foreign Taxes Withheld of $41,813)......... $   337,342
   Interest.....................................................         118
   Income from Securities Lending...............................      11,381
                                                                 -----------
          Total Investment Income...............................     348,841
                                                                 -----------
EXPENSES
   Investment Advisory Services Fees............................      14,009
   Accounting & Transfer Agent Fees.............................       1,329
   Custodian Fees...............................................      11,494
   Shareholders' Reports........................................          73
   Directors'/Trustees' Fees & Expenses.........................         116
   Professional Fees............................................         753
   Other........................................................         263
                                                                 -----------
          Total Expenses........................................      28,037
                                                                 -----------
   Fees Paid Indirectly.........................................         (13)
                                                                 -----------
   Net Expenses.................................................      28,024
                                                                 -----------
   NET INVESTMENT INCOME (LOSS).................................     320,817
                                                                 -----------
REALIZED AND UNREALIZED GAIN (LOSS)
   Net Realized Gain (Loss) on:
       Investment Securities Sold...............................     201,891
       Foreign Currency Transactions............................      (3,672)**
   Change in Unrealized Appreciation (Depreciation) of:.........
       Investment Securities and Foreign Currency...............  (2,901,288)
       Translation of Foreign Currency Denominated Amounts......          (7)
   Change in Deferred Thailand Capital Gains Tax................      16,303
                                                                 -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)......................  (2,686,773)
                                                                 -----------
Net Increase (Decrease) in Net Assets Resulting from Operations. $(2,365,956)
                                                                 ===========
--------
** Net of foreign capital gain taxes withheld of $1,707.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                       YEAR           YEAR
                                                      ENDED          ENDED
                                                     OCT. 31,       OCT. 31,
                                                       2011           2010
                                                  -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net Investment Income (Loss).................. $   320,817    $   171,366
   Net Realized Gain (Loss) on:
       Investment Securities Sold................     201,891        591,224
       Foreign Currency Transactions.............      (3,672)**      (3,254)**
   Change in Unrealized Appreciation
     (Depreciation) of:..........................
       Investment Securities and Foreign
         Currency................................  (2,901,288)     1,841,702
       Translation of Foreign Currency
         Denominated Amounts.....................          (7)          (154)
   Change in Deferred Thailand Capital
     Gains Tax...................................      16,303        (10,266)
                                                  -----------    -----------
          Net Increase (Decrease) in Net
            Assets Resulting from
            Operations...........................  (2,365,956)     2,590,618
                                                  -----------    -----------
Transactions in Interest:
   Contributions.................................   5,059,674      2,372,583
   Withdrawals...................................    (608,094)    (1,010,371)
                                                  -----------    -----------
          Net Increase (Decrease) from
            Transactions in Interest.............   4,451,580      1,362,212
                                                  -----------    -----------
          Total Increase (Decrease) in
            Net Assets...........................   2,085,624      3,952,830
NET ASSETS
   Beginning of Period...........................  11,917,955      7,965,125
                                                  -----------    -----------
   End of Period................................. $14,003,579    $11,917,955
                                                  ===========    ===========
--------
** Net of foreign capital gain taxes withheld of $1,707 and $1,806, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                   YEAR          YEAR        YEAR         PERIOD                      YEAR
                                                  ENDED         ENDED       ENDED      DEC. 1, 2007    YEAR ENDED    ENDED
                                                 OCT. 31,      OCT. 31,    OCT. 31,         TO          NOV. 30,    NOV. 30,
                                                   2011          2010        2009      OCT. 31, 2008      2007        2006
                                               -----------   -----------  ----------  -------------    ----------  ----------
Total Return..................................      (14.47)%       30.55%      79.39%      (55.47)%(C)      51.59%      42.14%
                                               -----------   -----------  ----------   ----------      ----------  ----------
Net Assets, End of Period (thousands)......... $14,003,579   $11,917,955  $7,965,125   $4,048,404      $8,188,710  $4,837,912
Ratio of Expenses to Average Net Assets.......        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Expenses to Average Net Assets
  (Excluding Fees Paid Indirectly)............        0.20%         0.19%       0.21%        0.19%(B)        0.19%       0.22%
Ratio of Net Investment Income to Average Net
  Assets......................................        2.29%         1.81%       2.17%        3.19%(B)        2.50%       2.57%
Portfolio Turnover Rate.......................           5%           15%         20%          14%(C)          14%          9%

--------
See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund Inc. ("DEM I") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund ("DEM II" or the "Fund"), a Delaware statutory trust, in a tax-free exchange under IRC (S)368(a)(1)(F).

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation (S)301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for DEM II is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio ("Portfolio") will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

   At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Fund did not have any significant transfers between Level 1 and Level 2 during the year ended October 31, 2011.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio;

DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2011, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $205 (in thousands).

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2011, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the year ended October 31, 2011, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. During the year ended October 31, 2011, expenses reduced were as follows (amount in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
            Dimensional Emerging Markets Value Fund......    $13

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2011, the total related amounts paid by the Fund to the CCO were $24 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2011, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

            Purchases.................................... $5,467,684
            Sales........................................    754,501

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series' are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2011, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

                                                          NET
                                                       UNREALIZED
              FEDERAL     UNREALIZED    UNREALIZED    APPRECIATION
              TAX COST   APPRECIATION (DEPRECIATION) (DEPRECIATION)
              --------   ------------ -------------- --------------
             $14,574,908  $2,389,582   $(2,093,095)     $296,487

   The difference between book basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

   Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund's tax position and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax position for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

   Effective November 1, 2009, Dimensional Emerging Markets Value Fund ("DEM II"), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a "Check-the-Box" election for federal income tax purposes pursuant to Treasury Regulation (S)301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund's shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code (S)332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code (S)331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

   For federal income tax purposes, pursuant to Code (S)336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master's investment securities were sold to those shareholders and, pursuant to Code (S)331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code (S)334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code
(S)332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code (S)332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code (S)334(b)(1) and (S)1223, the 80% or greater shareholder's basis and holding period in the securities received in liquidation is the same as it was in the possession of the master. As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

   3. Futures Contracts: The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments' (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period.

   At October 31, 2011, the Fund had no outstanding futures contracts.

G. LINE OF CREDIT:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 22, 2011 with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2012. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2011.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2011 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 13, 2012. The Fund, together with other Dimensional-advised portfolios, expects to enter into a new line of credit with substantially the same terms as its existing line of credit prior to its expiration.

   For the year ended October 31, 2011, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

          WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
           AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
        INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
        ------------- ------------ ------------ -------- ---------------
            0.91%       $32,673         41        $34       $124,315

* Number of Days Outstanding represents the total of single or consecutive days during the year ended that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Fund under this line of credit as of October 31, 2011.

H. SECURITIES LENDING:

   As of October 31, 2011, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. In addition, the Fund received non-cash collateral consisting of short and/or long term U.S. Treasury securities with a market value of $204,631 (in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")." ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

K. OTHER

   The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The

Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy-out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF DIMENSIONAL EMERGING MARKETS VALUE FUND:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statement of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") at October 31, 2011, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2011 by correspondence with the custodian, broker and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2011

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

   Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

   Each Board has four standing committees, an Audit Committee, a Nominating Committee, a Portfolio Performance and Service Review Committee (the "Performance Committee") and an Independent Review Committee (the "Review Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear and Abbie
J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There was one Nominating Committee meeting held for each Fund during the fiscal year ended October 31, 2011.

   Each Board's Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. Each member of the Performance Committee is a disinterested Trustee/Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were six Performance Committee meetings held during the fiscal year ended October 31, 2011.

   Each Board's Review Committee consists of both interested and disinterested Trustees/Directors. The Review Committee is comprised of John P. Gould, Edward
P. Lazear, Myron S. Scholes and Eduardo A. Repetto. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Review Committee may (i) review the design of possible new series of the Fund, (ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies, (iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. The Review Committee was formed on December 17, 2010, and there were two Review Committee meetings held during the fiscal year ended October 31, 2011.

   Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

   The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at www.dimensional.com.

NAME, POSITION                                      PORTFOLIOS WITHIN THE   PRINCIPAL OCCUPATION(S) DURING PAST 5
WITH THE FUND,               TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/    YEARS AND OTHER DIRECTORSHIPS OF PUBLIC
ADDRESS AND AGE              LENGTH OF SERVICE            OVERSEEN                     COMPANIES HELD
---------------              --------------------   ---------------------  ---------------------------------------
                                         DISINTERESTED TRUSTEES/DIRECTORS
                                         --------------------------------
George M. Constantinides     DFAITC - since 1993    94 portfolios in 4     Leo Melamed Professor of Finance, The
Director of DFAIDG and DIG.  DFAIDG - since 1983    investment companies   University of Chicago Booth School of
Trustee of DFAITC and DEM.   DIG - since 1993                              Business.
The University of Chicago    DEM - since 1993
Booth School of Business
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 64

John P. Gould                DFAITC - since 1993    94 portfolios in 4     Steven G. Rothmeier Distinguished
Director of DFAIDG and DIG.  DFAIDG - since 1986    investment companies   Service Professor of Economics, The
Trustee of DFAITC and DEM.   DIG - since 1993                              University of Chicago Booth School of
The University of Chicago    DEM - since 1993                              Business (since 1965). Member and
Booth School of Business                                                   Chair, Competitive Markets Advisory
5807 S. Woodlawn Avenue                                                    Committee, Chicago Mercantile Exchange
Chicago, IL 60637                                                          (futures trading exchange) (since
Age: 72                                                                    2004). Formerly, Director of UNext,
                                                                           Inc. (1999-2006). Trustee, Harbor Fund
                                                                           (registered investment company) (30
                                                                           Portfolios) (since 1994). Formerly,
                                                                           Member of the Board of Milwaukee Mutal
                                                                           Insurance Company (1997-2010).

Roger G. Ibbotson            DFAITC - since 1993    94 portfolios in 4     Professor in Practice of Finance, Yale
Director of DFAIDG and DIG.  DFAIDG - since 1981    investment companies   School of Management (since 1984).
Trustee of DFAITC and DEM.   DIG - since 1993                              Chairman, CIO and Partner, Zebra
Yale School of Management    DEM - since 1993                              Capital Management, LLC (hedge fund
135 Prospect Street                                                        manager) (since 2001). Consultant to
New Haven, CT                                                              Morningstar, Inc. (since 2006).
06520-8200                                                                 Formerly, Chairman, Ibbotson
Age: 68                                                                    Associates, Inc., Chicago, IL (software
                                                                           data publishing and consulting)
                                                                           (1977-2006). Formerly, Director, BIRR
                                                                           Portfolio Analysis, Inc. (software
                                                                           products) (1990-2010).

NAME, POSITION                                      PORTFOLIOS WITHIN THE
WITH THE FUND,               TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE              LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------              --------------------   ---------------------  -----------------------------------------------
Edward P. Lazear             DFAITC - since 2010    94 portfolios in 4      Morris Arnold Cox Senior Fellow, Hoover
Director of DFAIDG and DIG.  DFAIDG - since 2010    investment companies    Institution (since 2002). Jack Steele Parker
Trustee of DFAITC and DEM.   DIG - since 2010                               Professor of Human Resources Management
Stanford University          DEM - since 2010                               and Economics, Graduate School of
Graduate School of Business                                                 Business, Stanford University (since 1995).
518 Memorial Way                                                            Cornerstone Research (expert testimony and
Stanford, CA 94305-5015                                                     economic and financial analysis) (since
Age: 63                                                                     2009). Formerly, Chairman of the President
                                                                            George W. Bush's Council of Economic
                                                                            Advisers (2006-2009). Formerly, Council of
                                                                            Economic Advisors, State of California
                                                                            (2005-2006). Formerly, Commissioner,
                                                                            White House Panel on Tax Reform (2005).

Myron S. Scholes             DFAITC - since 1993    94 portfolios in 4      Frank E. Buck Professor Emeritus of
Director of DFAIDG and DIG.  DFAIDG - since 1981    investment companies    Finance, Stanford University (since 1981).
Trustee of DFAITC and DEM.   DIG - since 1993                               Formerly, Chairman, Platinum Grove Asset
c/o Dimensional Fund         DEM - since 1993                               Management, L.P. (hedge fund) (formerly,
Advisors, L.P.                                                              Oak Hill Platinum Partners) (1999-2009).
6300 Bee Cave Road                                                          Formerly, Managing Partner, Oak Hill
Building 1                                                                  Capital Management (private equity firm)
Austin, TX 78746                                                            (until 2004). Director, American Century
Age: 70                                                                     Fund Complex (registered investment
                                                                            companies) (40 Portfolios) (since 1980).
                                                                            Formerly, Director, Chicago Mercantile
                                                                            Exchange (2001-2008).

Abbie J. Smith               DFAITC - since 2000    94 portfolios in 4      Boris and Irene Stern Distinguished Service
Director of DFAIDG and DIG.  DFAIDG - since 2000    investment companies    Professor of Accounting, The University of
Trustee of DFAITC and DEM.   DIG - since 2000                               Chicago Booth School of Business (since
The University of Chicago    DEM - since 2000                               1980). Co-Director Investment Research,
Booth School of Business                                                    Fundamental Investment Advisors (hedge
5807 S. Woodlawn                                                            fund) (since 2008). Director, HNI
Avenue                                                                      Corporation (formerly known as HON
Chicago, IL 60637                                                           Industries Inc.) (office furniture) (since
Age: 58                                                                     2000). Director, Ryder System Inc.
                                                                            (transportation, logistics and supply-chain
                                                                            management) (since 2003). Trustee, UBS
                                                                            Funds (3 investment companies within the
                                                                            fund complex) (52 portfolios) (since 2009).

NAME, POSITION                                      PORTFOLIOS WITHIN THE
WITH THE FUND,               TERM OF OFFICE/1 /AND  DFA FUND COMPLEX/2/    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND
ADDRESS AND AGE              LENGTH OF SERVICE            OVERSEEN          OTHER DIRECTORSHIPS OF PUBLIC COMPANIES HELD
---------------              --------------------   ---------------------  -----------------------------------------------
                                          INTERESTED TRUSTEES/DIRECTORS*
David G. Booth               DFAITC - since 1993    94 portfolios in 4         Chairman, Director/Trustee, President,
Chairman, Director,          DFAIDG - since 1981    investment companies       and Co-Chief Executive Officer (since
Co-Chief Executive Officer   DIG - since 1992                                  January 2010) of Dimensional Holdings
and President of DFAIDG      DEM - since 1993                                  Inc., Dimensional Fund Advisors LP, DFA
and DIG. Chairman,                                                             Securities LLC, Dimensional Emerging
Trustee, Co-Chief                                                              Markets Value Fund, DFAIDG, Dimensional
Executive Officer and                                                          Investment Group Inc. and The DFA
President of DFAITC and                                                        Investment Trust Company. Director of
DEM.                                                                           Dimensional Fund Advisors Ltd.,
6300 Bee Cave Road,                                                            Dimensional Funds PLC, Dimensional
Building One                                                                   Funds II PLC, DFA Australia Limited and
Austin, Texas 78746                                                            Dimensional Cayman Commodity Fund I
Age: 64                                                                        Ltd. Chairman and President of
                                                                               Dimensional SmartNest LLC and
                                                                               Dimensional SmartNest (US) LLC.
                                                                               Chairman, Director and Co-Chief
                                                                               Executive Officer of Dimensional Fund
                                                                               Advisors Canada ULC. Limited Partner,
                                                                               Oak Hill Partners (since 2001) and VSC
                                                                               Investors, LLC (since 2007). Trustee,
                                                                               The University of Chicago. Trustee,
                                                                               University of Kansas Endowment
                                                                               Association. Formerly, Chief Executive
                                                                               Officer (until 2010) and Chief
                                                                               Investment Officer (2003-2007) of
                                                                               Dimensional Fund Advisors LP, DFA
                                                                               Securities LLC, Dimensional Emerging
                                                                               Markets Value Fund, DFAIDG, Dimensional
                                                                               Investment Group Inc., The DFA
                                                                               Investment Trust Company and
                                                                               Dimensional Holdings Inc. Formerly,
                                                                               Chief Investment Officer of Dimensional
                                                                               Fund Advisors Ltd. Formerly, President
                                                                               and Chief Investment Officer of DFA
                                                                               Australia Limited. Formerly, Director,
                                                                               SA Funds (registered investment
                                                                               company).

Eduardo A. Repetto           DFAITC - since 2009    94 portfolios in 4         Co-Chief Executive Officer (since
Director, Co-Chief           DFAIDG - since 2009    investment companies       January 2010), Chief Investment Officer
Executive Officer and        DIG - since 2009                                  (since March 2007) and Director/Trustee
Chief Investment Officer of  DEM - since 2009                                  of Dimensional Holdings Inc.,
DFAIDG and DIG.                                                                Dimensional Fund Advisors LP, DFA
Trustee, Co-Chief                                                              Securities LLC, Dimensional Emerging
Executive Officer and                                                          Markets Value Fund, DFAIDG, Dimensional
Chief Investment Officer of                                                    Investment Group Inc., The DFA
DFAITC and DEM.                                                                Investment Trust Company and
6300 Bee Cave Road,                                                            Dimensional Cayman Commodity Fund I
Building One                                                                   Ltd. Co-Chief Executive Officer,
Austin, TX 78746                                                               President and Chief Investment Officer
Age: 44                                                                        of Dimensional Fund Advisors Canada
                                                                               ULC. Chief Investment Officer, Vice
                                                                               President and Director of DFA Australia
                                                                               Limited. Director of Dimensional Fund
                                                                               Advisors Ltd., Dimensional Funds PLC
                                                                               and Dimensional Funds II PLC. Co-Chief
                                                                               Executive Officer of Dimensional
                                                                               SmartNest LLC and Dimensional SmartNest
                                                                               (US) LLC. Formerly, Vice President of
                                                                               Dimensional Holdings Inc., Dimensional
                                                                               Fund Advisors LP, DFA Securities LLC,
                                                                               Dimensional Emerging Markets Value
                                                                               Fund, DFAIDG, Dimensional Investment
                                                                               Group Inc., The DFA Investment Trust
                                                                               Company and Dimensional Fund Advisors
                                                                               Canada ULC.

/1/ Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.
* Interested Trustees/Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

OFFICERS

   The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, unless otherwise indicated.

                                 TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND      AND LENGTH OF
AND AGE                              SERVICE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------     ----------------   -------------------------------------------
                                         OFFICERS
April A. Aandal                    Since 2008         Vice President, Global Business
Vice President, Global Business                       Development of all the DFA Entities.
Development                                           Chief Learning Officer of Dimensional
Age: 48                                               (September 2008-October 2011).
                                                      Formerly, Regional Director of
                                                      Dimensional (2004-2008).

Darryl D. Avery                    Since 2005         Vice President of all the DFA Entities.
Vice President
Age: 45

Arthur H. Barlow                   Since 1993         Vice President of all the DFA Entities.
Vice President                                        Formerly, Vice President of DFA
Age: 55                                               Australia Limited and Dimensional Fund
                                                      Advisors Ltd.

John T. Blood                      Since 2011         Vice President of all the DFA Entities.
Vice President                                        Regional Director for Dimensional
Age: 42                                               (2010). Formerly, Chief Market
                                                      Strategist at Commonwealth Financial
                                                      (2007-2010); Director of Research at
                                                      Commonwealth Financial (2000-2007).

Scott A. Bosworth                  Since 2007         Vice President of all the DFA Entities.
Vice President                                        Regional Director of Dimensional (since
Age: 42                                               November 1997).

Valerie A. Brown                   Since 2001         Vice President and Assistant Secretary
Vice President and Assistant                          of all the DFA Entities, DFA Australia
Secretary                                             Limited, Dimensional Fund Advisors
Age: 44                                               Ltd., Dimensional Fund Advisors Canada
                                                      ULC (since 2003) and Dimensional Cayman
                                                      Commodity Fund I Ltd.

David P. Butler                    Since 2007         Vice President of all the DFA Entities.
Vice President                                        Head of Global Financial Services of
Age: 47                                               Dimensional (since 2008). Formerly,
                                                      Regional Director of Dimensional
                                                      (January 1995 to January 2005).

James G. Charles                   Since 2011         Vice President of all the DFA Entities.
Vice President                                        Regional Director for Dimensional
Age: 55                                               (2008-2010). Formerly, Vice President,
                                                      Client Portfolio Manager at American
                                                      Century Investments (2001-2008).

Joseph H. Chi                      Since 2009         Vice President of all the DFA Entities.
Vice President                                        Portfolio Manager for Dimensional
Age: 45                                               (since October 2005).

Stephen A. Clark                   Since 2004         Vice President of all the DFA Entities,
Vice President                                        DFA Australia Limited and Dimensional
Age: 39                                               Fund Advisors Canada ULC.

Robert P. Cornell                  Since 2007         Vice President of all the DFA Entities.
Vice President                                        Regional Director of Financial Services
Age: 62                                               Group of Dimensional (since August
                                                      1993).

George H. Crane                    Since 2010         Vice President of all the DFA Entities.
Vice President                                        Formerly, Senior Vice President and
Age: 56                                               Managing Director at State Street Bank
                                                      & Trust Company (2007-2008). Managing
                                                      Director, Head of Investment
                                                      Administration and Operations at State
                                                      Street Research & Management Company
                                                      (2002-2005).

Christopher S. Crossan             Since 2004         Vice President and Global Chief
Vice President and Global Chief                       Compliance Officer of all the DFA
Compliance Officer                                    Entities, DFA Australia Limited,
Age: 45                                               Dimensional Fund Advisors Ltd.,
                                                      Dimensional SmartNest LLC and
                                                      Dimensional SmartNest (US) LLC. Chief
                                                      Compliance Officer of Dimensional Fund
                                                      Advisors Canada ULC.

                                    TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND         AND LENGTH OF
AND AGE                                 SERVICE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------        ----------------   -------------------------------------------

James L. Davis                        Since 1999         Vice President of all the DFA Entities.
Vice President                                           Formerly, Vice President of DFA
Age: 54                                                  Australia Limited and Dimensional Fund
                                                         Advisors Ltd.

Robert T. Deere                       Since 1994         Vice President of all the DFA Entities,
Vice President                                           DFA Australia Limited and Dimensional
Age: 54                                                  Fund Advisors Canada ULC.

Peter F. Dillard                      Since 2010         Vice President of all the DFA Entities.
Vice President                                           Research Associate for Dimensional
Age: 39                                                  (since August 2008). Formerly, Research
                                                         Assistant for Dimensional (April
                                                         2006-August 2008).

Robert W. Dintzner                    Since 2001         Vice President of all the DFA Entities.
Vice President and Chief                                 Chief Communications Officer of
Communications Officer                                   Dimensional (since 2010).
Age: 41

Richard A. Eustice                    Since 1998         Vice President and Assistant Secretary
Vice President and Assistant                             of all the DFA Entities and DFA
Secretary                                                Australia Limited. Chief Operating
Age: 46                                                  Officer of Dimensional Fund Advisors
                                                         Ltd. (since July 2008). Formerly, Vice
                                                         President of Dimensional Fund Advisors
                                                         Ltd.

Gretchen A. Flicker                   Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 40

Jed S. Fogdall                        Since 2008         Vice President of all the DFA Entities.
Vice President                                           Portfolio Manager for Dimensional
Age: 37                                                  (since September 2004).

Jeremy P. Freeman                     Since 2009         Vice President of all the DFA Entities.
Vice President                                           Senior Technology Manager for
Age: 40                                                  Dimensional (since June 2006).
                                                         Formerly, Principal at AIM
                                                         Investments/Amvescap PLC (now Invesco)
                                                         (June 1998-June 2006).

Mark R. Gochnour                      Since 2007         Vice President of all the DFA Entities.
Vice President                                           Regional Director of Dimensional.
Age: 44

Henry F. Gray                         Since 2000         Vice President of all the DFA Entities.
Vice President                                           Formerly, Vice President of DFA
Age: 44                                                  Australia Limited.

John T. Gray                          Since 2007         Vice President of all the DFA Entities.
Vice President                                           Formerly, Regional Director of
Age: 37                                                  Dimensional (January 2005 to February
                                                         2007).

Joel H. Hefner                        Since 2007         Vice President of all the DFA Entities.
Vice President                                           Regional Director of Dimensional (since
Age: 43                                                  June 1998).

Julie C. Henderson                    Since 2005         Vice President and Fund Controller of
Vice President and Fund Controller                       all the DFA Entities and Dimensional
Age: 37                                                  Cayman Commodity Fund I Ltd.

Kevin B. Hight                        Since 2005         Vice President of all the DFA Entities.
Vice President
Age: 43

Christine W. Ho                       Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 43

Michael C. Horvath                    Since 2011         Vice President of all the DFA Entities.
Vice President                                           Formerly, Managing Director, Co-Head
Age: 51                                                  Global Consultant Relations at
                                                         BlackRock (2004-2011).

Jeff J. Jeon                          Since 2004         Vice President of all the DFA Entities
Vice President                                           and Dimensional Cayman Commodity Fund I
Age: 37                                                  Ltd.

                                     TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND           AND LENGTH OF
AND AGE                                   SERVICE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------        --------------------- -------------------------------------------
Patrick M. Keating                       Since 2003         Vice President of all the DFA Entities
Vice President and Chief Operating                          and Dimensional Cayman Commodity Fund I
Officer                                                     Ltd. and Chief Operating Officer of
Age: 56                                                     Dimensional and Dimensional Cayman
                                                            Commodity Fund I Ltd. Director, Vice
                                                            President and Chief Privacy Officer of
                                                            Dimensional Fund Advisors Canada ULC.
                                                            Director of DFA Australia Limited.

David M. Kershner                        Since 2010         Vice President of all the DFA Entities.
Vice President                                              Portfolio Manager for Dimensional
Age: 40                                                     (since June 2004).

Timothy R. Kohn                          Since 2011         Vice President of all the DFA Entities.
Vice President                                              Head of Defined Contribution Sales for
Age: 40                                                     Dimensional (since August 2010).
                                                            Formerly, Chief DC Strategist, Barclays
                                                            Global Investors (2005-2009).

Joseph F. Kolerich                       Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 39

Stephen W. Kurad                         Since 2011         Vice President of all the DFA Entities.
Vice President                                              Regional Director for Dimensional
Age: 42                                                     (2007-2010).

Michael F. Lane                          Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 44

Juliet Lee                               Since 2005         Vice President of all the DFA Entities.
Vice President
Age: 40

Marlena I. Lee                           Since 2011         Vice President of all the DFA Entities.
Vice President                                              Research Associate for Dimensional
Age: 30                                                     (July 2008-2010).

Apollo D. Lupescu                        Since 2009         Vice President of all the DFA Entities.
Vice President                                              Regional Director for Dimensional
Age: 42                                                     (since February 2004).

Kenneth M. Manell                        Since 2010         Vice President of all the DFA Entities
Vice President                                              and Dimensional Cayman Commodity Fund I
Age: 38                                                     Ltd. Counsel for Dimensional (since
                                                            September 2006). Formerly, Assistant
                                                            General Counsel at Castle & Cooke
                                                            (January 2004-September 2006).

Aaron M. Marcus                          Since 2008         Vice President and Head of Global Human
Vice President & Head of Global                             Resources of Dimensional. Formerly,
Human Resources                                             Global Head of Recruiting and Vice
Age: 41                                                     President of Goldman Sachs & Co. (June
                                                            2006 to January 2008), and Global
                                                            Co-Head of HR of the Equities & FICC
                                                            Division, and Vice President of Goldman
                                                            Sachs & Co. (May 2005 to May 2006).

David R. Martin                          Since 2007         Vice President, Chief Financial Officer
Vice President, Chief Financial                             and Treasurer of all the DFA Entities.
Officer and Treasurer                                       Director, Vice President, Chief
Age: 54                                                     Financial Officer and Treasurer of
                                                            Dimensional Fund Advisors Ltd. and DFA
                                                            Australia Limited. Chief Financial
                                                            Officer, Treasurer, and Vice President
                                                            of Dimensional Fund Advisors Canada
                                                            ULC, Dimensional SmartNest LLC,
                                                            Dimensional SmartNest (US) LLC and
                                                            Dimensional Cayman Commidity Fund I
                                                            Ltd. Director of Dimensional Funds PLC
                                                            and Dimensional Funds II PLC. Formerly,
                                                            Executive Vice President and Chief
                                                            Financial Officer of Janus Capital
                                                            Group Inc. (June 2005 to March 2007).

Catherine L. Newell                 Vice President since    Vice President and Secretary of all the
Vice President and Secretary         1997 and Secretary     DFA Entities. Director, Vice President
Age: 47                                  since 2000         and Secretary of DFA Australia Limited
                                                            and Dimensional Fund Advisors Ltd.
                                                            (since February 2002, April 1997 and
                                                            May 2002, respectively). Vice President
                                                            and Secretary of Dimensional Fund
                                                            Advisors Canada ULC (since June 2003),
                                                            Dimensional SmartNest LLC, Dimensional
                                                            SmartNest (US) LLC and Dimensional
                                                            Cayman Commodity Fund I Ltd. Director,
                                                            Dimensional Funds PLC and Dimensional
                                                            Funds II PLC (since 2002 and 2006,
                                                            respectively). Formerly, Assistant
                                                            Secretary of all DFA Entities, DFA
                                                            Australia Limited and Dimensional Fund
                                                            Advisors Ltd.

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
AND AGE                           SERVICE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   -------------------------------------------
Christian A. Newton             Since 2009        Vice President of all DFA Entities. Web
Vice President                                    Services Manager for Dimensional (since
Age: 36                                           January 2008). Formerly, Design Manager
                                                  of Dimensional (2005-2008).

Pamela B. Noble                 Since 2011        Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional
Age: 47                                           (2008-2010). Formerly, Vice President
                                                  and Portfolio Manager at USAA
                                                  Investment Management Company
                                                  (2001-2006).

Carolyn L. O                    Since 2010        Vice President of all the DFA Entities
Vice President                                    and Dimensional Cayman Commodity Fund I
Age: 37                                           Ltd. Deputy General Counsel, Funds
                                                  (since 2011). Counsel for Dimensional
                                                  (2007-2011). Formerly, Associate at K&L
                                                  Gates LLP (January 2004-September 2007).

Gerard K. O'Reilly              Since 2007        Vice President of all the DFA Entities.
Vice President                                    Formerly, Research Associate of
Age: 34                                           Dimensional (2004 to 2006).

Daniel C. Ong                   Since 2009        Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional
Age: 37                                           (since July 2005).

Kyle K. Ozaki                   Since 2010        Vice President of all the DFA Entities.
Vice President                                    Senior Compliance Officer for
Age: 33                                           Dimensional (since January 2008).
                                                  Formerly, Compliance Officer (February
                                                  2006-December 2007) and Compliance
                                                  Analyst (August 2004-January 2006) for
                                                  Dimensional.

David A. Plecha                 Since 1993        Vice President of all the DFA Entities,
Vice President                                    DFA Australia Limited, Dimensional Fund
Age: 50                                           Advisors Ltd. and Dimensional Fund
                                                  Advisors Canada ULC.

Allen Pu                        Since 2011        Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional (July
Age: 40                                           2006-2010).

Stephen A. Quance               Since 2011        Vice President of all the DFA Entities.
Vice President                                    Portfolio Manager for Dimensional
Age: 37                                           (October 2006-2010).

Theodore W. Randall             Since 2008        Vice President of all the DFA Entities.
Vice President                                    Formerly, Research Associate of
Age: 38                                           Dimensional (2006-2008). Systems
                                                  Developer of Dimensional (2001-2006).

L. Jacobo Rodriguez             Since 2005        Vice President of all the DFA Entities.
Vice President
Age: 40

Julie A. Saft                   Since 2010        Vice President of all the DFA Entities.
Vice President                                    Client Systems Manager for Dimensional
Age: 52                                           (since July 2008). Formerly, Senior
                                                  Manager at Vanguard (November 1997-July
                                                  2008).

David E. Schneider              Since 2001        Vice President of all the DFA Entities
Vice President                                    and Dimensional Fund Advisors Canada
Age: 65                                           ULC. Head of Institutional Services of
                                                  Dimensional.

Walid A. Shinnawi               Since 2010        Vice President of all the DFA Entities.
Vice President                                    Regional Director for Dimensional
Age: 49                                           (since March 2006). Formerly, Senior
                                                  Director at Moody's KMV (1999-March
                                                  2006).

Bruce A. Simmons                Since 2009        Vice President of all the DFA Entities.
Vice President                                    Investment Operations Manager for
Age: 46                                           Dimensional (since May 2007). Formerly,
                                                  Vice President Client and Fund
                                                  Reporting at Mellon Financial
                                                  (September 2005-May 2007).

Edward R. Simpson               Since 2007        Vice President of all the DFA Entities.
Vice President                                    Regional Director of Dimensional (since
Age: 43                                           December 2002).

Bryce D. Skaff                  Since 2007        Vice President of all the DFA Entities.
Vice President                                    Formerly, Regional Director of
Age: 36                                           Dimensional (December 1999 to January
                                                  2007).

                              TERM OF OFFICE/1/
NAME, POSITION WITH THE FUND   AND LENGTH OF
AND AGE                           SERVICE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------------  ----------------   -------------------------------------------
Andrew D. Smith                 Since 2011         Vice President of all the DFA Entities.
Vice President                                     Project Manager for Dimensional
Age: 43                                            (2007-2010). Formerly, Business Analyst
                                                   Manager, National Instruments
                                                   (2003-2007).

Grady M. Smith                  Since 2004         Vice President of all the DFA Entities
Vice President                                     and Dimensional Fund Advisors Canada
Age: 55                                            ULC.

Carl G. Snyder                  Since 2000         Vice President of all the DFA Entities.
Vice President                                     Formerly, Vice President of DFA
Age: 48                                            Australia Limited.

Lawrence R. Spieth              Since 2004         Vice President of all the DFA Entities.
Vice President
Age: 63

Bradley G. Steiman              Since 2004         Vice President of all the DFA Entities
Vice President                                     and Director and Vice President of
Age: 38                                            Dimensional Fund Advisors Canada ULC.

Robert C. Trotter               Since 2009         Vice President of all the DFA Entities.
Vice President                                     Senior Manager, Technology for
Age: 53                                            Dimensional (since March 2007).
                                                   Formerly, Director of Technology at
                                                   AMVESCAP (2002-2007).

Karen E. Umland                 Since 1997         Vice President of all the DFA Entities,
Vice President                                     DFA Australia Limited, Dimensional Fund
Age: 45                                            Advisors Ltd., and Dimensional Fund
                                                   Advisors Canada ULC.

Brian J. Walsh                  Since 2009         Vice President of all the DFA Entities.
Vice President                                     Portfolio Manager for Dimensional
Age: 41                                            (since 2004).

Weston J. Wellington            Since 1997         Vice President of all the DFA Entities.
Vice President                                     Formerly, Vice President of DFA
Age: 60                                            Australia Limited.

Ryan J. Wiley                   Since 2007         Vice President of all the DFA Entities.
Vice President                                     Senior Trader of Dimensional. Formerly,
Age: 35                                            Portfolio Manager (2006 to 2007) and
                                                   Trader (2001 to 2006) for Dimensional.

Paul E. Wise                    Since 2005         Vice President of all the DFA Entities.
Vice President                                     Chief Technology Officer for
Age: 56                                            Dimensional (since 2004).

John S. Wotowicz                Since 2010         Vice President of all the DFA Entities.
Vice President                                     Formerly, Managing Director at Morgan
Age: 47                                            Stanley (1999-2007).

Joseph L. Young                 Since 2011         Vice President of all the DFA Entities.
Vice President                                     Regional Director for Dimensional
Age: 33                                            (2005-2010).

/1/ Each officer holds office for an indefinite term at the pleasure of the Boards of Trustees/Directors and until his or her successor is elected and qualified.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS
                                  (UNAUDITED)

   For shareholders that do not have an October 31, 2011 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2011 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2010 to October 31, 2011, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.


                                                   NET
                                               INVESTMENT    SHORT-TERM     LONG-TERM   RETURN
                                                 INCOME     CAPITAL GAIN  CAPITAL GAIN    OF    TAX-EXEMPT     TOTAL
DFA INVESTMENT DIMENSIONS GROUP INC.          DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS CAPITAL  INTEREST  DISTRIBUTIONS
------------------------------------          ------------- ------------- ------------- ------- ---------- -------------
Enhanced U.S. Large Company Portfolio........      100%          --            --         --        --          100%
U.S. Large Cap Value Portfolio...............      100%          --            --         --        --          100%
U.S. Targeted Value Portfolio................       76%          --            24%        --        --          100%
U.S. Small Cap Value Portfolio...............       80%          --            20%        --        --          100%
U.S. Core Equity 1 Portfolio.................      100%          --            --         --        --          100%
U.S. Core Equity 2 Portfolio.................      100%          --            --         --        --          100%
U.S. Vector Equity Portfolio.................      100%          --            --         --        --          100%
U. S Small Cap Portfolio.....................       92%          --             8%        --        --          100%
U.S. Micro Cap Portfolio.....................      100%          --            --         --        --          100%
DFA Real Estate Securities Portfolio.........      100%          --            --         --        --          100%
Large Cap International Portfolio............      100%          --            --         --        --          100%
International Core Equity Portfolio..........      100%          --            --         --        --          100%
International Small Company Portfolio........       97%          --             3%        --        --          100%
Japanese Small Company Portfolio.............      100%          --            --         --        --          100%
Asia Pacific Small Company Portfolio.........      100%          --            --         --        --          100%
United Kingdom Small Company Portfolio.......      100%          --            --         --        --          100%
Continental Small Company Portfolio..........      100%          --            --         --        --          100%
DFA International Real Estate Securities
  Portfolio..................................      100%          --            --         --        --          100%
DFA Global Real Estate Securities Portfolio..      100%          --            --         --        --          100%
DFA International Small Cap Value Portfolio..       57%          --            43%        --        --          100%
International Vector Equity Portfolio........       82%          --            18%        --        --          100%
World ex U.S. Value Portfolio................       83%           1%           16%        --        --          100%
Emerging Markets Portfolio...................       24%          --            76%        --        --          100%
Emerging Markets Small Cap Portfolio.........       38%          --            62%        --        --          100%
Emerging Markets Value Portfolio.............       29%           9%           62%        --        --          100%
Emerging Markets Core Equity Portfolio.......      100%          --            --         --        --          100%
DFA Commodity Strategy Portfolio.............       99%           1%           --         --        --          100%
DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio............      100%          --            --         --        --          100%
U.S. Large Company Portfolio.................      100%          --            --         --        --          100%

                                               QUALIFYING
                                              FOR CORPORATE
                                                DIVIDENDS   QUALIFYING    U.S.      FOREIGN   FOREIGN  QUALIFYING   QUALIFYING
                                                RECEIVED     DIVIDEND  GOVERNMENT     TAX     SOURCE    INTEREST    SHORT-TERM
DFA INVESTMENT DIMENSIONS GROUP INC.          DEDUCTION(1)  INCOME(2)  INTEREST(3) CREDIT(4) INCOME(5) INCOME(6)  CAPITAL GAIN(7)
------------------------------------          ------------- ---------- ----------- --------- --------- ---------- ---------------
Enhanced U.S. Large Company Portfolio........       --          --          1%        --         --       100%          100%
U.S. Large Cap Value Portfolio...............      100%        100%        --         --         --       100%          100%
U.S. Targeted Value Portfolio................      100%        100%        --         --         --       100%          100%
U.S. Small Cap Value Portfolio...............      100%        100%        --         --         --       100%          100%
U.S. Core Equity 1 Portfolio.................      100%        100%        --         --         --       100%          100%
U.S. Core Equity 2 Portfolio.................      100%        100%        --         --         --       100%          100%
U.S. Vector Equity Portfolio.................      100%        100%        --         --         --       100%          100%
U. S Small Cap Portfolio.....................      100%        100%        --         --         --       100%          100%
U.S. Micro Cap Portfolio.....................      100%        100%        --         --         --       100%          100%
DFA Real Estate Securities Portfolio.........      100%        100%        --         --         --       100%          100%
Large Cap International Portfolio............      100%        100%        --          4%        95%      100%          100%
International Core Equity Portfolio..........      100%        100%        --          3%        95%      100%          100%
International Small Company Portfolio........      100%        100%        --          3%        93%      100%          100%
Japanese Small Company Portfolio.............      100%        100%        --          7%        93%      100%          100%
Asia Pacific Small Company Portfolio.........      100%        100%        --          1%        93%      100%          100%
United Kingdom Small Company Portfolio.......      100%        100%        --         --        100%      100%          100%
Continental Small Company Portfolio..........      100%        100%        --          5%        89%      100%          100%
DFA International Real Estate Securities
  Portfolio..................................      100%        100%        --          2%        97%      100%          100%
DFA Global Real Estate Securities Portfolio..      100%        100%        --         --         --       100%          100%
DFA International Small Cap Value Portfolio..      100%        100%        --          3%        89%      100%          100%
International Vector Equity Portfolio........      100%        100%        --          3%        93%      100%          100%
World ex U.S. Value Portfolio................      100%        100%        --          2%        91%      100%          100%
Emerging Markets Portfolio...................      100%        100%        --          5%        98%      100%          100%
Emerging Markets Small Cap Portfolio.........      100%        100%        --          4%        96%      100%          100%
Emerging Markets Value Portfolio.............      100%        100%        --          5%        98%      100%          100%
Emerging Markets Core Equity Portfolio.......      100%        100%        --          5%        99%      100%          100%
DFA Commodity Strategy Portfolio.............       --          --         --         --         --       100%          100%
DIMENSIONAL INVESTMENT GROUP INC.
DFA International Value Portfolio............      100%        100%        --          2%        95%      100%          100%
U.S. Large Company Portfolio.................      100%        100%        --         --         --       100%          100%

--------
(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.
(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.
(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.
(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.
(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).
(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

[logo] Recycled
       Recyclable                                                DFA103111-001A

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR/A (the "Report"), a code of ethics that applies to the Registrant's principal executive officer and principal financial officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)   Audit Fees
             Fiscal Year Ended October 31, 2011: $24,346
             Fiscal Year Ended October 31, 2010: $23,082

     (b)   Audit-Related Fees
             Fees for Registrant Fiscal Year Ended October 31, 2011: $1,257
                                 Fiscal Year Ended October 31, 2010: $1,301

     For fiscal years ended October 31, 2011 and October 31, 2010, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

       Audit-Related Fees required to be approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X
                                 Fiscal Year Ended October 31, 2011: $160,000
                                 Fiscal Year Ended October 31, 2010: $159,000

     For the fiscal years ended October 31, 2011 and October 31, 2010, Audit-Related Fees required to be approved pursuant to paragraph
     (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant's investment adviser.

     (c)   Tax Fees
             Fees for Registrant Fiscal Year Ended October 31, 2011: $20,517

                                    Fiscal Year Ended October 31, 2010: $17,216

   Tax Fees included, for the fiscal years ended October 31, 2011 and October 31, 2010, fees for tax services in connection with the Registrant's excise tax calculations, limited review of the Registrant's applicable tax returns and capital gains tax services in India.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d)   All Other Fees

             Fees for Registrant     Fiscal Year Ended October 31, 2011: $0
                                     Fiscal Year Ended October 31, 2010: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e)(1)Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

   The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

   The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

   These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

       A. General

       1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

       2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

       B. Pre-Approval of Audit Services to the Funds

       1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

       2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

       3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

       C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

       1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

       2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

       3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

       4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

       5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

       D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

       1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

       2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

       3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the

          Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

       4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

         (a)pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

         (b)refer such matter to the full Committee for its consideration and action.

          In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

       5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

       E. Amendment; Annual Review

       1. The Committee may amend these procedures from time to time.

       2. These procedures shall be reviewed annually by the Committee.

       F. Recordkeeping

       1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

       2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

       3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

    (e)(2)The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph
          (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    (f)The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2011 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

    (g)Aggregate Non-Audit Fees
             Fiscal Year Ended October 31, 2011: $1,247,583
             Fiscal Year Ended October 31, 2010: $ 529,590

    (h)The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph
       (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) The Registrant's schedule of investments is contained in the Form N-CSR filed on January 9, 2012 (Accession Number 0001193125-12-006063) and is incorporated by reference into this Form N-CSR/A.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.CONTROLS AND PROCEDURES.

    (a)Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Report, the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

    (b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

    (a)(1)Code of Ethics is filed herewith.

    (a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

    (a)(3)This item is not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David G. Booth
     --------------------------
     David G. Booth
     Chairman, Trustee,
     President and
     Co-Chief Executive Officer

Date: March 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     ---------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: March 16, 2012

By:  /s/ David R. Martin
     ---------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: March 16, 2012